UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, 27th Floor, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2015

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	35
Multi-Managed Income/Equity Portfolio	67
Multi-Managed Income Portfolio	94
Asset Allocation: Diversified Growth Portfolio	121
Stock Portfolio	167
Seasons Select
Large Cap Growth Portfolio	173
Large Cap Value Portfolio	181
Mid Cap Growth Portfolio	190
Mid Cap Value Portfolio	206
Small Cap Portfolio	219
International Equity Portfolio	235
Diversified Fixed Income Portfolio	249
Real Return Portfolio	305
Seasons Focused
SA Columbia Focused Growth Portfolio*	309
SA Columbia Focused Value Portfolio*	311
Seasons Managed Allocation
Allocation Growth Portfolio	314
Allocation Moderate Growth Portfolio	316
Allocation Moderate Portfolio	318
Allocation Balanced Portfolio	320
Statements of Assets and Liabilities	322
Statements of Operations	330
Statements of Changes in Net Assets	334
Notes to Financial Statements	341
Financial Highlights	387
Supplement to Prospectus	401
Approval of Subadvisory Contracts	403

* Effective July 29, 2015, the name of the Seasons Focus Growth Portfolio and Seasons Focus Value Portfolio changed to the SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio, respectively.

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2015.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

November 16, 2015

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2015

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2015 and held until September 30, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2015" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2015

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2015	Ending Account Value Using Actual Return at September 30, 2015	Expenses Paid During the Six Months Ended September 30, 2015*	Beginning Account Value at April 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2015	Expenses Paid During the Six Months Ended September 30, 2015*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$938.89	$5.67	$1,000.00	$1,019.15	$5.91	1.17%
Class 2	$1,000.00	$938.31	$6.40	$1,000.00	$1,018.40	$6.66	1.32%
Class 3	$1,000.00	$937.63	$6.88	$1,000.00	$1,017.90	$7.16	1.42%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$946.84	$4.96	$1,000.00	$1,019.90	$5.15	1.02%
Class 2	$1,000.00	$946.74	$5.69	$1,000.00	$1,019.15	$5.91	1.17%
Class 3	$1,000.00	$945.89	$6.18	$1,000.00	$1,018.65	$6.41	1.27%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$968.28	$4.92	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$967.43	$5.66	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$966.53	$6.15	$1,000.00	$1,018.75	$6.31	1.25%
Multi-Managed Income
Class 1	$1,000.00	$975.21	$4.89	$1,000.00	$1,020.05	$5.00	0.99%
Class 2	$1,000.00	$974.34	$5.63	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$974.25	$6.12	$1,000.00	$1,018.80	$6.26	1.24%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$924.23	$4.57	$1,000.00	$1,020.25	$4.80	0.95%
Class 2	$1,000.00	$924.18	$5.29	$1,000.00	$1,019.50	$5.55	1.10%
Class 3	$1,000.00	$923.35	$5.77	$1,000.00	$1,019.00	$6.06	1.20%
Stock
Class 1	$1,000.00	$960.84	$4.26	$1,000.00	$1,020.65	$4.39	0.87%
Class 2	$1,000.00	$959.81	$5.00	$1,000.00	$1,019.90	$5.15	1.02%
Class 3	$1,000.00	$959.42	$5.49	$1,000.00	$1,019.40	$5.65	1.12%
Large Cap Growth
Class 1	$1,000.00	$943.48	$4.03	$1,000.00	$1,020.85	$4.19	0.83%
Class 2	$1,000.00	$942.56	$4.76	$1,000.00	$1,020.10	$4.95	0.98%
Class 3	$1,000.00	$942.09	$5.24	$1,000.00	$1,019.60	$5.45	1.08%
Large Cap Value
Class 1	$1,000.00	$906.10	$3.72	$1,000.00	$1,021.10	$3.94	0.78%
Class 2	$1,000.00	$905.41	$4.43	$1,000.00	$1,020.35	$4.70	0.93%
Class 3	$1,000.00	$905.24	$4.91	$1,000.00	$1,019.85	$5.20	1.03%
Mid Cap Growth
Class 1	$1,000.00	$909.29	$4.44	$1,000.00	$1,020.35	$4.70	0.93%
Class 2	$1,000.00	$908.67	$5.11	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$907.65	$5.63	$1,000.00	$1,019.10	$5.96	1.18%
Mid Cap Value
Class 1	$1,000.00	$898.14	$4.32	$1,000.00	$1,020.45	$4.60	0.91%
Class 2	$1,000.00	$897.45	$4.98	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$897.25	$5.45	$1,000.00	$1,019.25	$5.81	1.15%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2015

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2015	Ending Account Value Using Actual Return at September 30, 2015	Expenses Paid During the Six Months Ended September 30, 2015*	Beginning Account Value at April 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2015	Expenses Paid During the Six Months Ended September 30, 2015*	Annualized Expense Ratio*
Small Cap
Class 1	$1,000.00	$892.86	$4.45	$1,000.00	$1,020.30	$4.75	0.94%
Class 2	$1,000.00	$892.63	$5.11	$1,000.00	$1,019.60	$5.45	1.08%
Class 3	$1,000.00	$891.87	$5.58	$1,000.00	$1,019.10	$5.96	1.18%
International Equity#
Class 1	$1,000.00	$896.71	$4.41	$1,000.00	$1,020.35	$4.70	0.93%
Class 2	$1,000.00	$896.83	$5.12	$1,000.00	$1,019.60	$5.45	1.08%
Class 3	$1,000.00	$896.47	$5.59	$1,000.00	$1,019.10	$5.96	1.18%
Diversified Fixed Income
Class 1	$1,000.00	$989.09	$3.38	$1,000.00	$1,021.60	$3.44	0.68%
Class 2	$1,000.00	$988.24	$4.13	$1,000.00	$1,020.85	$4.19	0.83%
Class 3	$1,000.00	$987.34	$4.62	$1,000.00	$1,020.35	$4.70	0.93%
Real Return
Class 1	$1,000.00	$982.90	$3.12	$1,000.00	$1,021.85	$3.18	0.63%
Class 3	$1,000.00	$982.79	$4.36	$1,000.00	$1,020.60	$4.45	0.88%
SA Columbia Focused Growth†
Class 1	$1,000.00	$916.28	$4.60	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$915.63	$5.36	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$915.04	$5.79	$1,000.00	$1,018.95	$6.11	1.21%
SA Columbia Focused Value†#
Class 1	$1,000.00	$896.72	$4.27	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$895.50	$4.98	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$895.26	$5.45	$1,000.00	$1,019.25	$5.81	1.15%
Allocation Growth
Class 3	$1,000.00	$923.37	$0.82	$1,000.00	$1,024.15	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$933.96	$0.58	$1,000.00	$1,024.40	$0.61	0.12%
Allocation Moderate
Class 3	$1,000.00	$942.35	$0.63	$1,000.00	$1,024.35	$0.66	0.13%
Allocation Balanced
Class 3	$1,000.00	$954.98	$0.64	$1,000.00	$1,024.35	$0.66	0.13%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2015" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2015" and the "Annualized Expense Ratios" would have been lower.

†  See Note 1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	8.6%
Federal National Mtg. Assoc.	6.0
Medical-Biomedical/Gene	4.3
Medical-Drugs	4.2
Real Estate Investment Trusts	3.4
Computers	2.8
United States Treasury Notes	2.6
Web Portals/ISP	2.6
Retail-Restaurants	2.2
Banks-Commercial	2.2
Diversified Banking Institutions	2.1
Government National Mtg. Assoc.	1.9
Cable/Satellite TV	1.8
Federal Home Loan Mtg. Corp.	1.6
Enterprise Software/Service	1.6
Internet Content-Entertainment	1.4
Electronic Components-Semiconductors	1.3
Finance-Credit Card	1.3
Computer Services	1.3
Multimedia	1.2
Retail-Building Products	1.2
Cosmetics & Toiletries	1.1
Instruments-Controls	1.1
E-Commerce/Products	1.1
Transport-Rail	1.1
Commercial Services-Finance	1.0
Diversified Manufacturing Operations	1.0
Retail-Auto Parts	0.9
United States Treasury Bonds	0.9
Medical Products	0.9
Wireless Equipment	0.8
Food-Retail	0.8
Chemicals-Diversified	0.8
Airlines	0.8
Medical Instruments	0.8
Electronic Components-Misc.	0.8
Athletic Footwear	0.8
Pharmacy Services	0.7
Food-Confectionery	0.7
Retail-Discount	0.7
Sovereign	0.7
Cellular Telecom	0.7
Tobacco	0.6
Industrial Gases	0.6
E-Commerce/Services	0.6
Finance-Investment Banker/Broker	0.6
Aerospace/Defense-Equipment	0.6
Electronic Connectors	0.6
Repurchase Agreements	0.6
Computer Aided Design	0.6
Medical-Hospitals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Applications Software	0.5
Containers-Metal/Glass	0.5
Machinery-General Industrial	0.5
Retail-Major Department Stores	0.5
Food-Wholesale/Distribution	0.5
Beverages-Non-alcoholic	0.5
Telephone-Integrated	0.5
Oil Companies-Exploration & Production	0.5
Apparel Manufacturers	0.5%
Savings & Loans/Thrifts	0.5
Cruise Lines	0.4
Medical Information Systems	0.4
Finance-Other Services	0.4
Medical-HMO	0.4
Semiconductor Components-Integrated Circuits	0.4
Electronic Design Automation	0.4
Telecommunication Equipment	0.4
Municipal Bonds & Notes	0.4
Recreational Vehicles	0.4
Banks-Super Regional	0.4
Retail-Gardening Products	0.4
Oil-Field Services	0.4
Entertainment Software	0.4
Electric-Integrated	0.3
Energy-Alternate Sources	0.3
Retail-Catalog Shopping	0.3
Retail-Apparel/Shoe	0.3
Investment Management/Advisor Services	0.3
Pipelines	0.3
Beverages-Wine/Spirits	0.3
Engineering/R&D Services	0.3
Metal Processors & Fabrication	0.3
Internet Content-Information/News	0.3
Electronic Forms	0.3
Insurance Brokers	0.3
Real Estate Management/Services	0.3
Transport-Services	0.3
Rubber-Tires	0.3
Oil Companies-Integrated	0.3
Insurance-Property/Casualty	0.3
Electronic Measurement Instruments	0.3
Financial Guarantee Insurance	0.3
Insurance-Life/Health	0.3
Advertising Services	0.3
Real Estate Operations & Development	0.3
Data Processing/Management	0.3
Food-Misc./Diversified	0.2
Gas-Distribution	0.2
Telecom Services	0.2
Toys	0.2
Medical-Generic Drugs	0.2
Oil Refining & Marketing	0.2
Human Resources	0.2
Schools	0.2
Retail-Drug Store	0.2
Retail-Video Rentals	0.2
Therapeutics	0.2
Gambling (Non-Hotel)	0.2
MRI/Medical Diagnostic Imaging	0.2
Containers-Paper/Plastic	0.2
Networking Products	0.2
Distribution/Wholesale	0.2
Printing-Commercial	0.2
Retail-Hair Salons	0.2
Auto-Cars/Light Trucks	0.2
Retail-Regional Department Stores	0.2
Transport-Truck	0.2
Water	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Office Supplies & Forms	0.2%
Insurance-Multi-line	0.2
Building & Construction Products-Misc.	0.2
Television	0.1
Time Deposits	0.1
Vitamins & Nutrition Products	0.1
Semiconductor Equipment	0.1
Internet Application Software	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Agricultural Chemicals	0.1
Chemicals-Specialty	0.1
Research & Development	0.1
Steel-Producers	0.1
Poultry	0.1
Diagnostic Kits	0.1
Engines-Internal Combustion	0.1
Medical-Wholesale Drug Distribution	0.1
Finance-Consumer Loans	0.1
Broadcast Services/Program	0.1
Independent Power Producers	0.1
Lasers-System/Components	0.1
Power Converter/Supply Equipment	0.1
Publishing-Books	0.1
Telecom Equipment-Fiber Optics	0.1
Security Services	0.1
Building-Residential/Commercial	0.1
Building Products-Cement	0.1
Computer Software	0.1
Banks-Mortgage	0.1
Trucking/Leasing	0.1
Home Furnishings	0.1
Transactional Software	0.1
Footwear & Related Apparel	0.1
Banks-Fiduciary	0.1
Metal-Copper	0.1
Insurance-Mutual	0.1
105.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 72.5%
Advertising Services — 0.3%
Marchex, Inc., Class B	5,450	$21,964
Nielsen Holdings PLC	3,028	134,655
		156,619
Aerospace/Defense-Equipment — 0.6%
AAR Corp.	4,950	93,901
Moog, Inc., Class A†	650	35,146
United Technologies Corp.	2,635	234,489
		363,536
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,500	24,930
Airlines — 0.8%
Alaska Air Group, Inc.	1,400	111,230
United Continental Holdings, Inc.†	7,085	375,859
		487,089
Apparel Manufacturers — 0.4%
Carter's, Inc.	2,521	228,503
Applications Software — 0.5%
NetSuite, Inc.†	1,802	151,188
Progress Software Corp.†	375	9,686
ServiceNow, Inc.†	2,307	160,221
		321,095
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,600	24,000
Athletic Footwear — 0.8%
NIKE, Inc., Class B	3,863	475,033
Audio/Video Products — 0.0%
VOXX International Corp.†	1,325	9,832
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	400	7,976
Dana Holding Corp.	1,225	19,453
Delphi Automotive PLC	3,505	266,520
Tower International, Inc.†	1,450	34,452
		328,401
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,875	76,957
Banks-Commercial — 1.8%
1st Source Corp.	600	18,480
BancFirst Corp.	800	50,480
BancorpSouth, Inc.	2,300	54,671
Banner Corp.	550	26,273
BBCN Bancorp, Inc.	750	11,265
Capital Bank Financial Corp., Class A†	2,350	71,040
Cathay General Bancorp Class B	900	26,964
Central Pacific Financial Corp.	4,125	86,501
Chemical Financial Corp.	350	11,323
Citizens & Northern Corp.	225	4,392
City Holding Co.	575	28,347
CoBiz Financial, Inc.	600	7,806
CVB Financial Corp.	3,875	64,712
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
East West Bancorp, Inc.	49	$1,883
First Commonwealth Financial Corp.	5,175	47,041
First Financial Bancorp	75	1,431
First Interstate BancSystem, Inc.	300	8,352
FNB Corp.	1,425	18,454
Fulton Financial Corp.	975	11,798
Guaranty Bancorp	375	6,176
MainSource Financial Group, Inc.	300	6,108
National Penn Bancshares, Inc.	625	7,344
OFG Bancorp	2,475	21,607
PacWest Bancorp	3,663	156,813
Sierra Bancorp	250	3,990
Simmons First National Corp., Class A	375	17,974
Southside Bancshares, Inc.	175	4,821
Southwest Bancorp, Inc.	500	8,205
Suffolk Bancorp	1,200	32,784
TCF Financial Corp.	2,300	34,868
UMB Financial Corp.	350	17,784
Union Bankshares Corp.	3,116	74,784
Webster Financial Corp.	200	7,126
West Bancorporation, Inc.	875	16,406
Westamerica Bancorporation	3,125	138,875
Wilshire Bancorp, Inc.	1,800	18,918
		1,125,796
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,650	43,032
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	7,426	297,931
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	2,021	195,835
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	800	37,880
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,825	33,489
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,175	44,674
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	11,354	645,815
Time Warner Cable, Inc.	1,040	186,545
		832,360
Casino Hotels — 0.0%
Boyd Gaming Corp.†	400	6,520
Cellular Telecom — 0.6%
T-Mobile US, Inc.†	8,761	348,775
Chemicals-Diversified — 0.8%
LyondellBasell Industries NV, Class A	2,521	210,150
PPG Industries, Inc.	3,169	277,890
		488,040

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	725	$34,916
OM Group, Inc.	1,100	36,179
		71,095
Coal — 0.0%
SunCoke Energy, Inc.	1,325	10,309
Commercial Services — 0.0%
HMS Holdings Corp.†	2,400	21,048
Medifast, Inc.†	150	4,029
		25,077
Commercial Services-Finance — 1.0%
EVERTEC, Inc.	350	6,325
Heartland Payment Systems, Inc.	625	39,381
MasterCard, Inc., Class A	5,951	536,304
MoneyGram International, Inc.†	1,200	9,624
Vantiv, Inc., Class A†	500	22,460
		614,094
Computer Aided Design — 0.6%
ANSYS, Inc.†	1,872	164,998
Aspen Technology, Inc.†	4,950	187,655
		352,653
Computer Services — 1.2%
Amdocs, Ltd.	6,549	372,507
Cognizant Technology Solutions Corp., Class A†	1,617	101,240
Convergys Corp.	5,000	115,550
Insight Enterprises, Inc.†	1,100	28,435
Science Applications International Corp.	1,900	76,399
Unisys Corp.†	4,575	54,443
		748,574
Computer Software — 0.1%
AVG Technologies NV†	2,025	44,044
Computers — 2.7%
Apple, Inc.	15,545	1,714,613
Consulting Services — 0.0%
CRA International, Inc.†	600	12,948
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	550	14,487
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	6,870	314,302
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,845	113,128
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	5,061	321,171
Estee Lauder Cos., Inc., Class A	4,832	389,846
		711,017
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,721	270,513
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,125	$34,650
Fair Isaac Corp.	825	69,712
		104,362
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	650	5,551
Diagnostic Kits — 0.1%
Quidel Corp.†	3,604	68,044
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	175	9,427
Distribution/Wholesale — 0.2%
Essendant, Inc.	3,325	107,830
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	3,033	197,721
Blount International, Inc.†	475	2,646
Colfax Corp.†	6,251	186,967
Dover Corp.	3,921	224,203
		611,537
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	3,275	18,209
Revance Therapeutics, Inc.†	350	10,416
		28,625
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,353	692,587
E-Commerce/Services — 0.6%
Priceline Group, Inc.†	315	389,611
Electric-Distribution — 0.0%
EnerNOC, Inc.†	3,000	23,700
Spark Energy, Inc., Class A	400	6,620
		30,320
Electric-Generation — 0.0%
Atlantic Power Corp.	16,825	31,295
Electric-Integrated — 0.2%
El Paso Electric Co.	1,075	39,581
NorthWestern Corp.	300	16,149
PNM Resources, Inc.	800	22,440
Portland General Electric Co.	1,600	59,152
		137,322
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	250	5,440
Sanmina Corp.†	2,675	57,165
Stoneridge, Inc.†	3,350	41,339
TE Connectivity, Ltd.	6,107	365,748
Vishay Intertechnology, Inc.	1,000	9,690
		479,382
Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	1,689	211,142
Fairchild Semiconductor International, Inc.†	7,800	109,512
Freescale Semiconductor, Ltd.†	5,361	196,105
Intersil Corp., Class A	3,075	35,978
PMC-Sierra, Inc.†	3,375	22,849

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Rovi Corp.†	7,550	$79,199
Texas Instruments, Inc.	3,835	189,909
		844,694
Electronic Connectors — 0.6%
Amphenol Corp., Class A	7,186	366,199
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	12,174	251,758
Electronic Forms — 0.3%
Adobe Systems, Inc.†	2,266	186,311
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	5,896	163,850
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	775	33,131
Renewable Energy Group, Inc.†	625	5,175
REX American Resources Corp.†	2,750	139,205
Sunrun, Inc.†	3,775	39,147
		216,658
Engineering/R&D Services — 0.3%
Argan, Inc.	1,800	62,424
EMCOR Group, Inc.	2,300	101,775
VSE Corp.	700	28,049
		192,248
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,400	65,654
Enterprise Software/Service — 1.5%
MedAssets, Inc.†	3,700	74,222
Oracle Corp.	13,122	473,967
Tyler Technologies, Inc.†	712	106,309
Ultimate Software Group, Inc.†	1,343	240,410
Xactly Corp†	2,550	19,890
		914,798
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	6,225	178,844
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	19,687
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	975	33,745
Finance-Credit Card — 1.3%
American Express Co.	3,040	225,355
Visa, Inc., Class A	8,243	574,208
		799,563
Finance-Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	4,625	21,090
E*TRADE Financial Corp.†	7,160	188,523
INTL. FCStone, Inc.†	125	3,086
Investment Technology Group, Inc.	2,200	29,348
LPL Financial Holdings, Inc.	2,782	110,640
Stifel Financial Corp.†	375	15,788
		368,475
Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	550	$7,728
Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	1,350	11,097
Intercontinental Exchange, Inc.	779	183,057
MarketAxess Holdings, Inc.	650	60,372
		254,526
Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	15,505	143,576
NMI Holdings, Inc., Class A†	2,250	17,100
		160,676
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	5,270
Food-Confectionery — 0.7%
Amplify Snack Brands, Inc.†	850	9,104
Hershey Co.	4,608	423,383
		432,487
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	775	28,249
Blue Buffalo Pet Products, Inc.†	450	8,059
Pinnacle Foods, Inc.	1,275	53,397
		89,705
Food-Retail — 0.8%
Ingles Markets, Inc., Class A	950	45,438
Kroger Co.	12,273	442,687
Smart & Final Stores, Inc.†	1,050	16,496
		504,621
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	7,828	305,057
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	3,000	40,560
Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	6,600	115,104
Gas-Distribution — 0.2%
AGL Resources, Inc.	500	30,520
Laclede Group, Inc.	625	34,081
New Jersey Resources Corp.	1,025	30,781
Piedmont Natural Gas Co., Inc.	625	25,044
Southwest Gas Corp.	550	32,076
		152,502
Home Furnishings — 0.1%
Leggett & Platt, Inc.	900	37,125
Housewares — 0.0%
NACCO Industries, Inc., Class A	650	30,908
Human Resources — 0.2%
Barrett Business Services, Inc.	1,375	59,029
Cross Country Healthcare, Inc.†	5,875	79,958
		138,987
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,375	46,791

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	575	$15,088
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	3,178	405,449
Instruments-Controls — 1.1%
Honeywell International, Inc.	3,430	324,787
Sensata Technologies Holding NV†	8,426	373,609
Watts Water Technologies, Inc., Class A	100	5,282
		703,678
Insurance Brokers — 0.3%
Aon PLC	1,813	160,650
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	2,225	51,865
CNO Financial Group, Inc.	4,375	82,294
Primerica, Inc.	550	24,788
		158,947
Insurance-Multi-line — 0.1%
Kemper Corp.	1,125	39,791
Insurance-Property/Casualty — 0.2%
Ambac Financial Group, Inc.†	175	2,532
First American Financial Corp.	300	11,721
Global Indemnity PLC†	200	5,234
Navigators Group, Inc.†	500	38,990
ProAssurance Corp.	775	38,029
Stewart Information Services Corp.	150	6,137
		102,643
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	250	11,618
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	17,750	80,052
Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	9,467	851,083
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	680	129,288
WebMD Health Corp.†	1,450	57,768
		187,056
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	5,761	16,476
Internet Security — 0.0%
Rapid7, Inc.†	725	16,494
Zix Corp.†	2,225	9,367
		25,861
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	639	190,083
Federated Investors, Inc., Class B	325	9,393
		199,476
Security Description	Shares	Value (Note 2)
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,000	$54,700
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	225	13,012
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	775	29,566
DXP Enterprises, Inc.†	750	20,460
Kadant, Inc.	1,275	49,738
Roper Technologies, Inc.	1,365	213,895
		313,659
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,827	243,630
Merge Healthcare, Inc.†	2,375	16,863
Quality Systems, Inc.	300	3,744
		264,237
Medical Instruments — 0.7%
Boston Scientific Corp.†	19,464	319,404
CONMED Corp.	250	11,935
NuVasive, Inc.†	550	26,521
SurModics, Inc.†	2,975	64,974
		422,834
Medical Labs & Testing Services — 0.0%
Natera, Inc.†	500	5,425
Teladoc, Inc.†	450	10,031
		15,456
Medical Products — 0.8%
Accuray, Inc.†	3,725	18,606
Baxter International, Inc.	7,719	253,569
ConforMIS, Inc.†	650	11,739
Cyberonics, Inc.†	800	48,624
Orthofix International NV†	2,850	96,188
Penumbra, Inc.†	100	4,010
Wright Medical Group, Inc.†	2,775	58,331
		491,067
Medical-Biomedical/Gene — 4.2%
Aduro Biotech, Inc.†	200	3,874
Alder Biopharmaceuticals, Inc.†	5,572	182,539
Amgen, Inc.	4,917	680,119
Applied Genetic Technologies Corp.†	100	1,314
Ardelyx, Inc.†	425	7,344
Atara Biotherapeutics, Inc.†	700	22,008
Avalanche Biotechnologies, Inc.†	575	4,738
Bellicum Pharmaceuticals, Inc.†	1,100	15,983
Biogen, Inc.†	1,654	482,654
Blueprint Medicines Corp.†	550	11,737
Celgene Corp.†	5,876	635,607
ChemoCentryx, Inc.†	950	5,748
Coherus Biosciences, Inc.†	975	19,539
Infinity Pharmaceuticals, Inc.†	2,525	21,336
Karyopharm Therapeutics, Inc.†	650	6,845
Kite Pharma, Inc.†	125	6,960
MacroGenics, Inc.†	825	17,672

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Merrimack Pharmaceuticals, Inc.†	1,775	$15,105
Nivalis Therapeutics, Inc.†	1,775	23,022
Prothena Corp. PLC†	1,000	45,340
PTC Therapeutics, Inc.†	825	22,027
Regeneron Pharmaceuticals, Inc.†	682	317,225
Sage Therapeutics, Inc.†	50	2,116
Spark Therapeutics, Inc.†	475	19,822
Tokai Pharmaceuticals, Inc.†	1,125	11,644
Trius Therapeutics, Inc. CVR†(1)(3)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	125	12,039
Versartis, Inc.†	725	8,359
XOMA Corp.†	5,725	4,303
		2,607,019
Medical-Drugs — 4.1%
AbbVie, Inc.	8,858	481,964
ACADIA Pharmaceuticals, Inc.†	1,575	52,085
Adamas Pharmaceuticals, Inc.†	575	9,626
Anacor Pharmaceuticals, Inc.†	575	67,683
Bristol-Myers Squibb Co.	8,286	490,531
Chiasma, Inc.†	725	14,413
Chimerix, Inc.†	500	19,100
Dicerna Pharmaceuticals, Inc.†	275	2,258
Eli Lilly & Co.	6,481	542,395
Endo International PLC†	3,771	261,255
FibroGen, Inc.†	1,125	24,660
Global Blood Therapeutics, Inc.†	1,125	47,430
Immune Design Corp.†	925	11,285
Ironwood Pharmaceuticals, Inc.†	13,677	142,514
Mallinckrodt PLC†	3,460	221,232
NantKwest, Inc.†	525	6,017
Ophthotech Corp.†	550	22,286
Pacira Pharmaceuticals, Inc.†	675	27,742
Prestige Brands Holdings, Inc.†	1,050	47,418
Relypsa, Inc.†	800	14,808
Synergy Pharmaceuticals, Inc.†	8,550	45,315
ZS Pharma, Inc.†	150	9,849
		2,561,866
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,075	12,567
Medical-HMO — 0.2%
Centene Corp.†	1,475	79,989
Molina Healthcare, Inc.†	825	56,801
		136,790
Medical-Hospitals — 0.4%
Select Medical Holdings Corp.	1,525	16,455
Universal Health Services, Inc., Class B	2,124	265,096
		281,551
Medical-Outpatient/Home Medical — 0.0%
Addus HomeCare Corp.†	725	22,584
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	11,075	188,053
Security Description	Shares	Value (Note 2)
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,725	$7,935
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	1,203	11,742
Surgical Care Affiliates, Inc.†	3,125	102,156
		113,898
Multimedia — 1.0%
Walt Disney Co.	6,069	620,252
Networking Products — 0.2%
NETGEAR, Inc.†	450	13,126
Polycom, Inc.†	9,125	95,630
		108,756
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	13,375	94,561
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	1,586	95,779
Bill Barrett Corp.†	11,175	36,877
Isramco, Inc.†	50	4,967
Penn Virginia Corp.†	3,125	1,656
Rex Energy Corp.†	4,200	8,694
Stone Energy Corp.†	2,000	9,920
Unit Corp.†	1,275	14,357
		172,250
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	175	7,175
Alon USA Energy, Inc.	875	15,811
Phillips 66	1,307	100,430
Western Refining, Inc.	400	17,648
		141,064
Oil-Field Services — 0.4%
Baker Hughes, Inc.	2,060	107,202
Basic Energy Services, Inc.†	1,425	4,703
Exterran Holdings, Inc.	325	5,850
Gulfmark Offshore, Inc., Class A	4,100	25,051
Key Energy Services, Inc.†	9,450	4,442
Pioneer Energy Services Corp.†	2,775	5,827
SEACOR Holdings, Inc.†	1,125	67,286
		220,361
Paper & Related Products — 0.0%
Domtar Corp.	425	15,194
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	5,789	468,677
Poultry — 0.1%
Pilgrim's Pride Corp.	1,750	36,365
Sanderson Farms, Inc.	475	32,571
		68,936
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,075	54,572
Printing-Commercial — 0.2%
Deluxe Corp.	1,100	61,314
Ennis, Inc.	2,475	42,966
		104,280

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Protection/Safety — 0.0%
Landauer, Inc.	750	$27,743
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,450	49,759
Racetracks — 0.0%
Speedway Motorsports, Inc.	900	16,245
Real Estate Investment Trusts — 2.9%
American Assets Trust, Inc.	1,000	40,860
American Tower Corp.	5,911	520,050
Anworth Mtg. Asset Corp.	2,450	12,103
Armada Hoffler Properties, Inc.	150	1,466
Ashford Hospitality Prime, Inc.	116	1,627
Ashford Hospitality Trust, Inc.	425	2,593
BioMed Realty Trust, Inc.	550	10,989
Capstead Mtg. Corp.	7,875	77,884
CBL & Associates Properties, Inc.	1,075	14,781
Chambers Street Properties	1,325	8,599
CoreSite Realty Corp.	3,225	165,894
Cousins Properties, Inc.	275	2,536
CYS Investments, Inc.	15,150	109,989
DCT Industrial Trust, Inc.	500	16,830
DiamondRock Hospitality Co.	1,050	11,603
EastGroup Properties, Inc.	600	32,508
EPR Properties	625	32,231
Equity LifeStyle Properties, Inc.	375	21,964
FelCor Lodging Trust, Inc.	1,000	7,070
First Industrial Realty Trust, Inc.	525	10,999
Franklin Street Properties Corp.	925	9,944
Gladstone Commercial Corp.	200	2,822
Home Properties, Inc.	600	44,850
Hospitality Properties Trust	1,075	27,498
Lexington Realty Trust	9,719	78,724
LTC Properties, Inc.	1,700	72,539
National Retail Properties, Inc.	400	14,508
Pennsylvania Real Estate Investment Trust	1,050	20,821
Post Properties, Inc.	575	33,517
Potlatch Corp.	1,950	56,140
PS Business Parks, Inc.	200	15,876
RAIT Financial Trust	525	2,604
Ramco-Gershenson Properties Trust	1,950	29,269
Saul Centers, Inc.	525	27,169
Simon Property Group, Inc.	938	172,329
Strategic Hotels & Resorts, Inc.†	5,050	69,639
Summit Hotel Properties, Inc.	350	4,085
Taubman Centers, Inc.	350	24,178
		1,809,088
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,237	177,843
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,375	47,204
Forestar Group, Inc.†	3,575	47,011
St. Joe Co.†	200	3,826
		98,041
Security Description	Shares	Value (Note 2)
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	325	$20,534
Recreational Vehicles — 0.4%
MCBC Holdings, Inc.†	550	7,128
Polaris Industries, Inc.	1,856	222,479
		229,607
Research & Development — 0.1%
Arrowhead Research Corp.†	4,475	25,776
PAREXEL International Corp.†	725	44,892
		70,668
Respiratory Products — 0.0%
Inogen, Inc.†	425	20,634
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,425	30,196
Ascena Retail Group, Inc.†	187	2,601
Children's Place, Inc.	2,775	160,034
Guess?, Inc.	775	16,554
		209,385
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	2,200	416,966
AutoZone, Inc.†	238	172,272
		589,238
Retail-Building Products — 1.1%
Lowe's Cos., Inc.	10,366	714,425
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	3,483	212,567
Retail-Discount — 0.7%
Big Lots, Inc.	1,425	68,286
Dollar Tree, Inc.†	5,088	339,166
Ollie's Bargain Outlet Holdings, Inc.†	250	4,043
		411,495
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,652	223,617
Retail-Hair Salons — 0.2%
Regis Corp.†	7,900	103,490
Retail-Home Furnishings — 0.0%
Kirkland's, Inc.	850	18,309
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	4,286	306,106
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	575	16,083
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	1,100	96,129
Retail-Restaurants — 2.2%
Bloomin' Brands, Inc.	900	16,362
Bob Evans Farms, Inc.	775	33,596
Bravo Brio Restaurant Group, Inc.†	550	6,199
Chipotle Mexican Grill, Inc.†	401	288,820
Dave & Buster's Entertainment, Inc.†	600	22,698
DineEquity, Inc.	100	9,166

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Dunkin' Brands Group, Inc.	3,436	$168,364
Jack in the Box, Inc.	1,350	104,004
Ruby Tuesday, Inc.†	2,925	18,164
Sonic Corp.	4,000	91,800
Starbucks Corp.	10,450	593,978
		1,353,151
Retail-Video Rentals — 0.2%
Outerwall, Inc.	2,300	130,939
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	650	7,807
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	4,425	174,832
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	325	4,355
Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp.	250	4,025
BankFinancial Corp.	200	2,486
Beneficial Bancorp, Inc.†	942	12,491
Capitol Federal Financial, Inc.	200	2,424
Charter Financial Corp.	875	11,095
Flushing Financial Corp.	725	14,515
Meridian Bancorp, Inc.	2,350	32,124
Northfield Bancorp, Inc.	7,175	109,132
OceanFirst Financial Corp.	700	12,054
Oritani Financial Corp.	1,650	25,773
		226,119
Schools — 0.2%
K12, Inc.†	1,000	12,440
Strayer Education, Inc.†	2,125	116,811
		129,251
Semiconductor Components-Integrated Circuits — 0.4%
Atmel Corp.	19,953	161,021
Integrated Device Technology, Inc.†	3,350	68,005
		229,026
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.	2,500	29,275
Cohu, Inc.	4,955	48,856
		78,131
Steel-Producers — 0.1%
Worthington Industries, Inc.	1,800	47,664
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	8,350	48,430
Telecom Services — 0.2%
EarthLink Holdings Corp.	7,900	61,462
Ooma, Inc.†	3,400	23,630
Premiere Global Services, Inc.†	1,975	27,136
Vonage Holdings Corp.†	900	5,292
West Corp.	1,175	26,320
		143,840
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	5,969	$179,249
Plantronics, Inc.	1,200	61,020
		240,269
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	20,650	64,428
Windstream Holdings, Inc.	2,825	17,345
		81,773
Television — 0.1%
ION Media Networks, Inc.†(1)(3)(9)	2	1,294
Sinclair Broadcast Group, Inc., Class A	2,950	74,694
		75,988
Textile-Apparel — 0.0%
Unifi, Inc.†	825	24,593
Therapeutics — 0.2%
aTyr Pharma, Inc.†	1,625	16,672
Cara Therapeutics, Inc.†	525	7,502
Mirati Therapeutics, Inc.†	850	29,257
Neurocrine Biosciences, Inc.†	1,100	43,769
Seres Therapeutics, Inc.†	575	17,043
Xencor, Inc.†	850	10,396
Zafgen, Inc.†	150	4,793
		129,432
Tobacco — 0.6%
Altria Group, Inc.	6,402	348,269
Universal Corp.	550	27,263
		375,532
Toys — 0.2%
Mattel, Inc.	7,002	147,462
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,950	41,184
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	775	26,784
Transport-Rail — 1.0%
Kansas City Southern	2,202	200,118
Union Pacific Corp.	4,470	395,192
		595,310
Transport-Services — 0.2%
Matson, Inc.	3,300	127,017
Transport-Truck — 0.2%
ArcBest Corp.	1,125	28,991
P.A.M. Transportation Services, Inc.†	255	8,428
Swift Transportation Co.†	1,275	19,151
USA Truck, Inc.†	2,250	38,767
		95,337
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	425	13,443

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	175	$9,538
USANA Health Sciences, Inc.†	575	77,067
		86,605
Water — 0.2%
American States Water Co.	2,300	95,220
Web Portals/ISP — 2.6%
Alphabet, Inc., Class C†	2,577	1,567,899
Blucora, Inc.†	3,625	49,916
		1,617,815
Wireless Equipment — 0.8%
InterDigital, Inc.	3,650	184,690
Motorola Solutions, Inc.	3,780	258,477
Ubiquiti Networks, Inc.	2,125	72,016
		515,183
Total Common Stocks (cost $41,439,287)		45,405,102
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	$270,000	281,056
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056(3)	6,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,050
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	51,713
Total Preferred Securities/Capital Securities (cost $346,136)		343,820
ASSET BACKED SECURITIES — 8.6%
Diversified Financial Services — 8.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(4)	24,409	23,482
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	559	559
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,023
Apidos CLO XVII FRS Series 2014-17A, Class A1A 1.79% due 04/17/2026*(5)	250,000	248,550
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(5)	255,000	252,195
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	$3,258	$3,044
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 1.83% due 08/05/2027*(5)	265,000	263,383
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(6)	27,835	29,640
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.95% due 05/10/2045(6)	12,003	12,118
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	102,066
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.63% due 02/25/2036(4)	50,567	45,006
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	48,375	49,939
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	25,000	26,401
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,542	3,585
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	5,277	5,280
CD Mtg. Trust VRS Series 2006-CD2, Class A4 5.49% due 01/15/2046(6)	12,573	12,583
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 1.79% due 11/07/2026*(5)	250,000	248,225
CIFC Funding 2012-II, Ltd. FRS Series 2A, Class A1R 1.68% due 12/05/2024*(5)	270,000	268,488
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,297
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	20,000	21,561
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	35,000	37,966
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(6)	9,130	9,749

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(4)	$34,344	$32,713
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	40,000	41,301
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	29,869	31,851
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.23% due 12/10/2049(6)	29,507	30,679
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(6)	39,000	40,576
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(1)(6)	35,000	36,050
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	25,000	26,209
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	45,000	47,723
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	45,676
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	20,000	21,455
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	25,000	26,921
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	50,000	53,935
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	108,988
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	15,000	16,585
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	25,373	26,338
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046(6)	32,504	32,983
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	8,986	9,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	17,305	16,180
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	$1,010	$963
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	326	325
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	11,933	12,188
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(6)(7)	337,801	20,440
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(6)	44,000	46,036
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	24,156	24,880
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	30,000	29,985
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.31% due 05/25/2035(4)	54,692	52,757
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	34,939
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,143
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	15,036
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,014
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(6)	32,155	32,165
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	30,000	31,912
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	20,000	21,510
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	44,000	48,245
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	17,511	17,512

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	$72,845	$38,479
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(4)	10,633	9,160
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.70% due 04/25/2035(4)	16,457	15,644
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(4)	23,572	21,853
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	45,011
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(4)	23,707	21,831
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(6)	43,000	45,598
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	25,250	27,533
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	47,779	49,375
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	24,854	26,066
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	23,531	25,336
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	15,000	15,815
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	64,536
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	50,000	54,577
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	23,578	24,579
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	27,038	27,526
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(6)	$32,351	$34,915
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.72% due 07/25/2026*(5)	270,000	267,354
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.62% due 12/25/2034(4)	13,664	13,516
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(6)	25,000	25,251
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	22,756	23,602
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	25,000	26,450
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(6)(7)	99,551	6,812
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	35,000	36,779
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	35,000	37,709
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	35,940	37,014
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	48,218	50,038
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	50,000	52,165
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	23,347	24,833
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	15,919	14,408
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(4)	67,096	61,198
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.65% due 06/25/2036(4)	44,590	33,920
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	9,728	9,654
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	125,000	125,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	$11,415	$6,677
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	62,736	34,994
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.86% due 08/25/2035(4)	41,864	32,659
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,745	1,792
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	25,000	25,035
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,070
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	45,000	44,941
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	5,000	5,045
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,162
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	32,495	22,951
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.48% due 02/20/2047(4)	39,253	34,026
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 1.82% due 10/20/2027*(5)	270,000	267,651
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.44% due 11/25/2036	50,000	34,513
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	275,000	272,387
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	20,000	20,511
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(4)	39,580	35,537
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	$15,000	$15,839
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(4)	31,576	32,104
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	44,453	44,658
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.68% due 11/25/2034(4)	1,943	1,951
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(4)	21,168	19,661
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	35,090
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	20,000	20,930
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,536
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	35,000	37,688
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	39,000
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	15,000	16,346
Total Asset Backed Securities (cost $5,328,672)		5,349,712
U.S. CORPORATE BONDS & NOTES — 7.4%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	5,000	4,600
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	22,958
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	28,900
		51,858

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	$30,000	$30,900
Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,979
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	24,808
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,310
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	41,520
		102,617
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	15,544
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	41,500
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	35,000	35,515
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	67,707
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	26,329
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,736
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	25,000	25,179
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	45,000	45,397
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	30,000	33,560
		228,908
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,700
Security Description	Principal Amount(15)	Value (Note 2)
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	$15,000	$12,878
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	20,600
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	5,000	4,937
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	15,000	15,150
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,650
		30,737
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	9,821
Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	25,110
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,150
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,220
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,025
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,394
		45,789
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	10,313
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	15,000	14,890
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	30,000	30,016
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	25,000	24,880
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	45,000	45,398

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	$15,000	$14,908
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	15,651
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,750
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	15,000	14,209
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	27,381
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	24,921
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	10,899
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,350
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	12,741
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	5,779
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	11,859
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	10,000	9,518
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	16,691
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	5,000	5,872
		304,026
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,247
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	7,696
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,175
Security Description	Principal Amount(15)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$9,000	$8,724
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,325
		52,167
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	27,000	5,603
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	9,600
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	25,000	24,986
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	25,000	24,968
		49,954
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	25,000	21,165
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,393
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	31,814
		78,372
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	25,050
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	9,900
		34,950
Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	10,000	10,093
Danaher Corp. Senior Notes 3.35% due 09/15/2025	5,000	5,100
		15,193
Diversified Banking Institutions — 1.5%
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	10,000	9,801

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	$10,000	$10,531
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,367
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	26,944
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	25,000	25,143
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	35,000	34,811
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	25,000	24,936
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	90,000	97,891
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	30,000	30,082
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	10,000	10,051
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	19,631
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,273
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,764
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,088
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	29,185
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	33,402
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	20,000	20,107
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	20,000	20,171
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,024
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	85,000	84,652
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	$10,000	$10,777
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	38,511
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	115,024
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,129
Morgan Stanley Senior Notes 2.65% due 01/27/2020	25,000	25,118
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,095
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	20,000	19,262
Morgan Stanley Senior Notes 4.30% due 01/27/2045	30,000	28,511
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	15,000	15,077
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,047
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,327
		948,732
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	8,020
Electric-Integrated — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,510
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	13,298
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,300
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	10,000	10,085
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	10,000	9,946
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	20,175

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	$15,000	$19,020
		87,334
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	35,000	34,491
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	36,837
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	25,703
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,195
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016	7,000	718
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
		11,915
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	25,125
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	50,000	50,070
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	20,000	20,131
		70,201
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,150
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,200
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	5,000	5,019
Security Description	Principal Amount(15)	Value (Note 2)
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$2,000	$2,060
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	6,370
		8,430
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,333
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,996
		20,329
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	25,000	37,866
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	29,662
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	9,753
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	4,975
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,067
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	30,000	30,429
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,109
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	15,000	15,466
		61,071
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	12,000	12,057
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	40,000	39,920

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	$25,000	$23,719
Gilead Sciences, Inc. Senior Notes 1.85% due 09/04/2018	20,000	20,140
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	15,000	15,118
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	15,000	15,107
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	5,000	5,004
		79,088
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	30,000	29,917
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	10,000	9,653
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	24,702
		64,272
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,106
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	25,000	25,984
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	25,000	25,140
UnitedHealth Group, Inc. Senior Note 1.90% due 07/16/2018	15,000	15,156
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,482
UnitedHealth Group, Inc. Senior Note 3.75% due 07/15/2025	10,000	10,336
		117,204
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,087
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	9,975
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$4,000	$4,150
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,350
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,100
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	35,000	36,925
		82,587
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,011
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	35,000	34,984
McKesson Corp. Senior Notes 1.40% due 03/15/2018	20,000	19,821
		64,816
Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.00% due 11/14/2021	20,000	15,600
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	5,000	3,782
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	15,000	12,178
		31,560
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	28,571
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	73,348
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	36,741
		138,660
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,928
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	5,000	4,387
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,375

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	$20,000	$23,413
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,025
		53,128
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	20,000	19,538
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	5,000	4,872
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,536
		38,946
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,775
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,500
		12,275
Pipelines — 0.3%
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	5,000	4,250
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	27,860
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	4,501
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	22,095
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	20,000	16,787
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	15,869
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,753
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	5,000	4,575
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	$25,000	$25,619
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	9,096
Tesoro Logistics LP/ Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	10,000	9,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	10,000	9,750
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	23,081
Williams Partners LP Senior Notes 3.90% due 01/15/2025	15,000	12,916
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	13,609
		206,441
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,881
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	30,135
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,791
Duke Realty LP Senior Notes 3.75% due 12/01/2024	10,000	9,841
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	25,000	25,438
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,085
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	24,976
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,539
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	35,212

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 3.38% due 06/15/2023	$10,000	$9,729
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,123
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	48,831
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,458
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,664
Ventas Realty LP/ Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,394
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	25,000	26,147
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,534
		319,778
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	45,000	45,615
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,435
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	4,844
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,675
		21,954
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	9,850
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	20,144
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	10,000	10,103
		30,247
Security Description	Principal Amount(15)	Value (Note 2)
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	$40,000	$40,640
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	25,000	25,770
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	21,499
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,396	4,840
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,184	9,393
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	28,171	33,409
		135,551
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/ Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	20,750
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	30,456
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	5,000	5,224
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	3,000	2,936
		8,160
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,620
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	36,094
		46,714
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	25,000	23,607
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	17,808

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	$10,000	$7,600
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	11,925
		19,525
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	4,963
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	13,722
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	18,326
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	16,000	16,047
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	52,000	47,158
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,305
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	13,182
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	43,000	37,027
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	19,000	17,817
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	6,371
		178,955
Television — 0.0%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,300
Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	25,000	25,713
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	4,851
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,058
Security Description	Principal Amount(15)	Value (Note 2)
Transport-Services (continued)
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	$10,000	$10,024
Ryder System, Inc. Notes 2.65% due 03/02/2020	25,000	24,915
		48,848
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,091
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,976
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,316
		42,383
Total U.S. Corporate Bonds & Notes (cost $4,689,525)		4,663,886
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	108,145
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	34,000	37,689
		145,834
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	9,781
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,897
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,259
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	10,790
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,522
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,411
		67,879

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	$14,000	$9,030
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,145
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	10,000	9,500
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	75,000	75,299
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	40,000	40,035
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	15,000	13,619
		128,953
Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	25,000	27,415
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	8,600
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,695
Nexen Energy ULC Company Guar. Notes 6.40% due 05/15/2037	15,000	17,642
		58,352
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,204
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000	10,023
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	13,087
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	10,000	7,625
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	20,000	13,050
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	18,458
Security Description	Principal Amount(15)		Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	500,000	$27,211
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		$20,000	18,672
			123,330
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		10,000	9,550
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		5,000	4,694
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022		2,000	1,820
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		20,000	28,593
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		20,000	20,384
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		10,000	13,359
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023		50,000	48,376
			61,735
Total Foreign Corporate Bonds & Notes (cost $704,172)			681,580
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040		20,000	22,406
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040		30,000	41,720
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		11,000	11,834

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	$75,000	$23,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	7,750
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	64,818
State of California General Obligation Bonds 7.63% due 03/01/2040	25,000	35,872
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,684
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,951
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,081
Total Municipal Bonds & Notes (cost $254,030)		244,366
U.S. GOVERNMENT AGENCIES — 9.5%
Federal Home Loan Mtg. Corp. — 1.6%
1.89% due 02/01/2037 FRS	2,233	2,351
2.50% due 01/01/2028	5,240	5,394
2.50% due 04/01/2028	15,151	15,598
3.00% due 10/01/2042	12,092	12,291
3.00% due 11/01/2042	6,422	6,513
3.00% due 02/01/2043	21,040	21,332
3.00% due 08/01/2043	99,581	101,003
3.50% due 03/01/2042	4,239	4,430
3.50% due 09/01/2043	48,853	51,136
3.50% due October TBA	400,000	416,188
4.00% due 09/01/2040	8,258	8,820
4.50% due 01/01/2039	1,255	1,359
5.00% due 07/01/2021	28,652	29,946
5.50% due 07/01/2034	4,650	5,150
6.00% due 08/01/2036	8,028	9,085
6.50% due 05/01/2029	946	1,082
6.50% due 05/01/2036	33	37
7.50% due 08/01/2023	88	95
7.50% due 04/01/2028	980	1,168
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA1, Class M2 2.04% due 10/25/2027(4)	250,000	248,786
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	$1,306	$1,320
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,951	3,240
Series 1226, Class Z 7.75% due 03/15/2022(4)	413	443
Freddie Mac Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.83% due 03/25/2045*(6)	20,000	20,262
Series 2014-K503, Class B 3.08% due 10/25/2047*(6)	20,000	20,343
Series 2012-K706, Class B 4.17% due 11/25/2044 *(6)	20,000	21,023
Series 2010-K8, Class B 5.41% due 09/25/2043*(6)	25,000	27,996
		1,036,391
Federal National Mtg. Assoc. — 6.0%
2.21% due 05/01/2037 FRS	3,791	3,998
2.50% due October TBA	100,000	101,947
2.50% due 02/01/2043	87,932	86,241
2.59% due 10/01/2040 FRS	3,580	3,801
2.64% due 03/01/2027	24,780	24,435
2.78% due 03/01/2027	21,000	20,869
2.97% due 06/01/2027	35,000	35,348
2.97% due 06/01/2030	40,000	39,799
3.00% due 01/01/2028	13,451	14,019
3.00% due October TBA	400,000	408,164
3.13% due 02/01/2027	45,000	46,047
3.50% due 08/01/2026	16,620	17,585
3.50% due 09/01/2026	16,546	17,548
3.50% due 10/01/2028	19,705	20,964
3.50% due October TBA	1,300,000	1,356,103
4.00% due 11/01/2025	2,909	3,098
4.00% due 09/01/2040	7,687	8,215
4.00% due 11/01/2040	2,243	2,397
4.00% due 12/01/2040	29,535	31,566
4.00% due 10/01/2041	9,937	10,620
4.00% due 11/01/2041	11,121	11,876
4.00% due 01/01/2042	12,673	13,562
4.00% due 12/01/2043	25,403	27,495
4.00% due October TBA	300,000	320,004
4.50% due 11/01/2022	10,967	11,462
4.50% due 01/01/2039	3,487	3,786
4.50% due 06/01/2039	36,184	39,604
4.50% due 09/01/2039	6,310	6,855
4.50% due 09/01/2040	13,352	14,473
4.50% due 05/01/2041	7,033	7,645
4.50% due October TBA	400,000	433,606
4.93% due 11/01/2015	12,627	12,601
5.00% due 06/01/2019	566	593
5.00% due 05/01/2035	1,131	1,247
5.00% due 06/01/2040	51,099	56,427
5.00% due 07/01/2040	11,997	13,236
5.00% due October TBA	200,000	220,363
5.50% due 11/01/2020	3,501	3,720
5.50% due 04/01/2021	60,890	65,959

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2029	$1,895	$2,114
5.50% due 06/01/2035	129,077	144,018
5.50% due 08/01/2037	18,393	20,515
5.50% due 06/01/2038	10,654	11,985
6.00% due 06/01/2017	1,070	1,101
6.00% due 12/01/2033	8,222	9,367
6.00% due 05/01/2034	622	709
6.00% due 06/01/2040	259	292
6.50% due 08/01/2017	2,025	2,075
6.50% due 10/01/2037	298	340
7.00% due 06/01/2037	9,439	11,105
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	11,347	11,346
		3,732,245
Government National Mtg. Assoc. — 1.9%
3.00% due October TBA	100,000	102,045
3.50% due October TBA	400,000	419,109
4.00% due 09/15/2041	366,847	393,320
4.50% due 06/15/2041	197,773	214,633
6.00% due 11/15/2031	49,179	55,255
7.00% due 05/15/2033	8,747	10,539
8.50% due 11/15/2017	106	110
9.00% due 11/15/2021	127	145
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(4)	191	224
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	2,463	2,860
		1,198,240
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,117
Total U.S. Government Agencies (cost $5,905,526)		5,972,993
U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 0.9%
2.50% due 02/15/2045	165,000	151,899
2.88% due 08/15/2045	80,000	79,960
3.00% due 05/15/2045	95,000	97,219
3.38% due 05/15/2044	66,000	72,437
4.38% due 11/15/2039(14)	145,000	186,061
		587,576
United States Treasury Notes — 2.6%
0.25% due 01/15/2025 TIPS(10)	574,332	550,484
0.38% due 07/15/2025 TIPS(10)	543,440	529,366
0.88% due 09/15/2016	160,000	160,746
1.63% due 06/30/2020	380,000	384,794
		1,625,390
Total U.S. Government Treasuries (cost $2,195,212)		2,212,966
Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Oil Companies-Integrated — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 9.75% due 05/17/2035		$25,000	$9,063
Sovereign — 0.7%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(10)	BRL	70,180	17,074
Brazil Notas do Tesouro Nacional Serie B Notes 6.00% due 08/15/2016(10)	BRL	86,376	21,827
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	900,000	3,677
Government of Romania Bonds 5.85% due 04/26/2023	RON	10,000	2,925
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	350,000	10,522
Malaysia Government Bond Senior Bonds 3.49% due 03/31/2020	MYR	55,000	12,359
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	566,930	13,064
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	679,364	19,020
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	199,649	5,514
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	42,536,307	11,544
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	21,268,154	6,975
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	4,350,000	8,492
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	850,000	3,564
Republic of Peru Senior Notes 4.13% due 08/25/2027		10,000	9,800
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	78,000	21,238
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	275,000	19,238
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	265,000	18,113

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	141,022	$46,007
Russian Federation Senior Bonds 7.50% due 02/27/2019	RUB	380,000	5,251
Russian Federation Bonds 7.85% due 03/10/2018	RUB	5,000,000	71,338
United Mexican States FRS Bonds 3.03% due 05/28/2020	MXN	871,000	51,041
United Mexican States Senior Bonds 4.75% due 03/08/2044		12,000	10,950
United Mexican States Bonds 10.00% due 12/05/2024	MXN	230,000	17,330
			406,863
Total Foreign Government Obligations (cost $466,798)			415,926
OPTIONS — PURCHASED†(3)(13) — 0.0%
Call Options — Purchased (cost $173)	HKD	395,000	228
Total Long-Term Investment Securities (cost $61,329,531)			65,290,579
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/01/15 (cost $92,000)		$92,000	92,000
REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(11)		55,000	55,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)		75,000	75,000
BNP Paribas SA Joint Repurchase Agreement(11)		75,000	75,000
Deutsche Bank AG Joint Repurchase Agreement(11)		55,000	55,000
RBS Securities, Inc. Joint Repurchase Agreement(11)		100,000	100,000
Total Repurchase Agreements (cost $360,000)			360,000
TOTAL INVESTMENTS (cost $61,781,531)(12)		105.0%	65,742,579
Liabilities in excess of other assets		(5.0)	(3,134,330)
NET ASSETS		100.0%	$62,608,249

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $3,620,855 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $1,525 representing 0.0% of net assets.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$0	$1,294	$646.94	0.0%

(10)  Principal amount of security is adjusted for inflation.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

(13)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	395,000	$173	$228	$55

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CRC — Costa Rican Colón

CVR — Contingent Value Rights

HUF — Hungarian Forint

HKD — Hong Kong Dollar

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

THB — Thailand Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
1	Long	Russell 2000 Mini Index	December 2015	$115,402	$109,590	$(5,812)
2	Long	U.S. Treasury 2YR Notes	December 2015	437,156	438,062	906
36	Long	U.S. Treasury 5YR Notes	December 2015	4,306,301	4,338,562	32,261
30	Short	U.S. Treasury 10YR Notes	December 2015	3,825,753	3,862,031	(36,278)
1	Short	U.S. Long Bonds	December 2015	154,539	157,344	(2,805)
						$(11,728)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	PLN	80,000	USD	21,099	12/16/2015	$92	$—
	TRY	35,000	USD	11,233	12/16/2015	—	(70)
						92	(70)
Barclays Bank PLC	IDR	123,000,000	USD	8,521	05/18/2016	796	—
	KES	300,000	USD	2,740	12/16/2015	—	(85)
	USD	22,512	MYR	95,000	12/16/2015	—	(939)
						796	(1,024)
BNP Paribas SA	COP	2,327,000	USD	742	12/16/2015	—	(5)
	CZK	450,000	USD	18,738	12/16/2015	202	—
	RUB	4,665,000	USD	68,452	12/16/2015	—	(1,057)
	USD	22,782	NGN	4,135,000	10/08/2015	—	(2,043)
	ZAR	234,000	USD	16,651	12/17/2015	—	(11)
						202	(3,116)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CRC	4,733,000	USD	8,707	12/16/2015	$—	$(66)
	NGN	4,135,000	USD	18,136	10/08/2015	—	(2,603)
	NGN	1,091,000	USD	4,871	12/16/2015	—	(445)
	THB	390,000	USD	10,631	12/16/2015	—	(85)
	USD	13,693	KES	1,498,000	12/16/2015	413	—
	USD	9,355	RSD	1,000,000	12/16/2015	—	(67)
	UYU	390,000	USD	13,129	12/16/2015	234	—
	ZAR	342,000	USD	24,488	12/17/2015	136	—
						783	(3,266)
Deutsche Bank AG	CNY	80,000	USD	12,140	07/28/2016	—	(112)
	HKD	355,000	USD	45,792	12/16/2015	—	(13)
	MYR	190,000	USD	43,113	12/16/2015	—	(32)
	USD	17,610	INR	1,190,000	12/16/2015	317	—
						317	(157)
Goldman Sachs International	CNY	20,000	USD	3,042	07/28/2016	—	(21)
	COP	21,800,000	USD	7,044	12/16/2015	45	—
	HKD	200,000	USD	25,792	03/03/2016	—	(9)
	HUF	2,000,000	USD	7,091	12/16/2015	—	(36)
	USD	21,789	MYR	95,000	12/16/2015	—	(216)
	USD	9,180	RSD	983,000	12/16/2015	—	(50)
	USD	30,689	ZAR	436,000	12/17/2015	357	—
	USD	15,663	IDR	242,000,000	05/18/2016	—	(464)
	ZAR	228,000	USD	16,022	12/17/2015	—	(213)
						402	(1,009)
HSBC Bank USA, N.A.	BRL	30,000	USD	7,468	12/02/2015	63	—
	MYR	240,000	USD	55,383	12/16/2015	884	—
	TRY	45,000	USD	14,377	12/16/2015	—	(156)
	USD	3,608	HUF	1,000,000	12/16/2015	—	(44)
	UYU	820,000	USD	27,570	12/02/2015	277	—
						1,224	(200)
JPMorgan Chase Bank	IDR	119,000,000	USD	8,221	05/18/2016	747	—
	INR	1,190,000	USD	17,737	12/16/2015	—	(190)
	MXN	300,000	USD	17,670	12/16/2015	29	—
	RON	10,000	USD	2,516	12/16/2015	—	(9)
	RUB	340,000	USD	5,036	12/16/2015	—	(30)
	TRY	49,000	USD	15,908	12/16/2015	83	—
	USD	21,348	MYR	95,000	12/16/2015	224	—
	USD	15,952	CNY	100,000	07/28/2016	—	(637)
	ZAR	338,000	USD	23,985	12/17/2015	—	(83)
						1,083	(949)
Morgan Stanley and Co., Inc.	BRL	310,000	USD	75,394	12/02/2015	—	(1,123)
	COP	11,034,000	USD	3,584	12/16/2015	41	—
	TRY	7,000	USD	2,240	12/16/2015	—	(21)
						41	(1,144)
Royal Bank of Canada	MXN	1,503,000	USD	88,599	12/16/2015	216	—
Standard Chartered Bank	KES	1,198,000	USD	10,891	12/16/2015	—	(390)
	USD	8,844	MXN	150,000	12/16/2015	—	(23)
						—	(413)
State Street Bank and Trust Co.	COP	5,839,000	USD	1,856	12/16/2015	—	(21)
	USD	16,195	BRL	68,000	12/02/2015	591	—
						591	(21)
Net Unrealized Appreciation(Depreciation)						$5,747	$(11,369)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

BRL — Brazilian Real
CNY — Chinese Yuan
COP — Colombina Peso
CRC — Costa Rican Colon
CZK — Czech Republic Koruna
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
KES — Kenyan Shilling
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — Romanian Leu
RSD — Servian Dinar
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	09/20/2020	Goldman Sachs International	4.73%	$10,000	$1,588	$1,204	$384
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	09/20/2020	Goldman Sachs International	1.73	20,000	684	595	89
						$2,272	$1,799	$473

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,607,019	$—	$0	$2,607,019
Television	74,694	—	1,294	75,988
Other Industries	42,722,095	—	—	42,722,095
Preferred Securities/Capital Securities	—	343,820	—	343,820
Asset Backed Securities:
Diversified Financial Services	—	5,313,662	36,050	5,349,712
U.S. Corporate Bonds & Notes	—	4,663,886	—	4,663,886
Foreign Corporate Bonds & Notes	—	681,580	—	681,580
Municipal Bond & Notes	—	244,366	—	244,366
U.S. Government Agencies	—	5,972,993	—	5,972,993
U.S. Government Treasuries	—	2,212,966	—	2,212,966
Foreign Government Obligations	—	415,926	—	415,926
Options - Purchased	228	—	—	228
Short-Term Investment Securities	—	92,000	—	92,000
Repurchase Agreements	—	360,000	—	360,000
Total Investments at Value	$45,404,036	$20,301,199	$37,344	$65,742,579
Other Financial Instruments:†
Futures Contracts	$33,167	$—	$—	$33,167
Forward Foreign Currency Contracts	—	5,747	—	5,747
Over the Counter Credit Default Swaps on
Sovereign Issues-Buy Protection	—	473	—	473
Total Other Financial Instruments	$33,167	$6,220	$—	$39,387
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$44,895	$—	$—	$44,895
Forward Foreign Currency Contracts	—	11,369	—	11,369
Total Other Financial Instruments	$44,895	$11,369	$—	$56,264

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	14.0%
Federal National Mtg. Assoc.	9.0
Government National Mtg. Assoc.	3.6
Medical-Biomedical/Gene	3.4
Medical-Drugs	3.4
Diversified Banking Institutions	3.1
Banks-Commercial	3.1
Real Estate Investment Trusts	3.0
Federal Home Loan Mtg. Corp.	2.8
Repurchase Agreements	2.8
United States Treasury Notes	2.7
Computers	2.2
Web Portals/ISP	2.0
Cable/Satellite TV	1.7
Retail-Restaurants	1.7
Enterprise Software/Service	1.3
Multimedia	1.1
Sovereign	1.1
Electronic Components-Semiconductors	1.1
Computer Services	1.0
Internet Content-Entertainment	1.0
Finance-Credit Card	1.0
Retail-Building Products	1.0
Instruments-Controls	0.9
Cosmetics & Toiletries	0.9
Transport-Rail	0.8
E-Commerce/Products	0.8
Commercial Services-Finance	0.8
United States Treasury Bonds	0.8
Diversified Manufacturing Operations	0.8
Tobacco	0.8
Medical Products	0.8
Retail-Auto Parts	0.7
Wireless Equipment	0.7
Medical Instruments	0.7
Telephone-Integrated	0.6
Airlines	0.6
Chemicals-Diversified	0.6
Cellular Telecom	0.6
Electronic Components-Misc.	0.6
Pharmacy Services	0.6
Athletic Footwear	0.6
Food-Retail	0.6
Pipelines	0.6
Medical-Hospitals	0.6
Semiconductor Components-Integrated Circuits	0.6
Municipal Bonds & Notes	0.5
Food-Confectionery	0.5
Banks-Super Regional	0.5
Retail-Discount	0.5
Finance-Investment Banker/Broker	0.5
Oil Companies-Exploration & Production	0.5
Industrial Gases	0.5
E-Commerce/Services	0.5
Aerospace/Defense-Equipment	0.5
Medical-HMO	0.5
Computer Aided Design	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electronic Connectors	0.4
Auto-Cars/Light Trucks	0.4
Machinery-General Industrial	0.4%
Applications Software	0.4
Electric-Integrated	0.4
Containers-Metal/Glass	0.4
Oil Companies-Integrated	0.4
Time Deposits	0.4
Retail-Major Department Stores	0.4
Food-Wholesale/Distribution	0.4
Beverages-Non-alcoholic	0.4
Retail-Drug Store	0.4
Entertainment Software	0.4
Apparel Manufacturers	0.4
Savings & Loans/Thrifts	0.3
Cruise Lines	0.3
Telecommunication Equipment	0.3
Medical Information Systems	0.3
Finance-Other Services	0.3
Medical-Generic Drugs	0.3
Energy-Alternate Sources	0.3
Insurance-Property/Casualty	0.3
Electronic Design Automation	0.3
Oil-Field Services	0.3
Retail-Apparel/Shoe	0.3
Recreational Vehicles	0.3
Food-Misc./Diversified	0.3
Retail-Gardening Products	0.3
Engineering/R&D Services	0.3
Investment Management/Advisor Services	0.3
Insurance Brokers	0.3
Retail-Catalog Shopping	0.3
Data Processing/Management	0.3
Rubber-Tires	0.2
Beverages-Wine/Spirits	0.2
Internet Content-Information/News	0.2
Electronic Forms	0.2
Insurance-Life/Health	0.2
Metal Processors & Fabrication	0.2
Real Estate Management/Services	0.2
Gas-Distribution	0.2
Transport-Services	0.2
Real Estate Operations & Development	0.2
Telecom Services	0.2
Electronic Measurement Instruments	0.2
Advertising Services	0.2
Human Resources	0.2
Schools	0.2
Financial Guarantee Insurance	0.2
Oil Refining & Marketing	0.2
Insurance-Multi-line	0.2
Toys	0.2
Retail-Video Rentals	0.2
Therapeutics	0.2
Medical-Wholesale Drug Distribution	0.2
Television	0.2
Gambling (Non-Hotel)	0.2
Non-Ferrous Metals	0.2
MRI/Medical Diagnostic Imaging	0.2
Containers-Paper/Plastic	0.2
Steel-Producers	0.2
Networking Products	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Distribution/Wholesale	0.2%
Printing-Commercial	0.2
Building & Construction Products-Misc.	0.2
Agricultural Chemicals	0.1
Finance-Consumer Loans	0.1
Retail-Hair Salons	0.1
Building-Heavy Construction	0.1
Trucking/Leasing	0.1
Retail-Regional Department Stores	0.1
Transport-Truck	0.1
Water	0.1
Office Supplies & Forms	0.1
Semiconductor Equipment	0.1
Building Societies	0.1
Building-Residential/Commercial	0.1
Security Services	0.1
Vitamins & Nutrition Products	0.1
Metal-Diversified	0.1
Internet Application Software	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Diagnostic Kits	0.1
Chemicals-Specialty	0.1
Research & Development	0.1
Broadcast Services/Program	0.1
Poultry	0.1
Finance-Leasing Companies	0.1
Engines-Internal Combustion	0.1
Banks-Fiduciary	0.1
Insurance-Mutual	0.1
Power Converter/Supply Equipment	0.1
Lasers-System/Components	0.1
Independent Power Producers	0.1
Metal-Copper	0.1
Publishing-Books	0.1
Telecom Equipment-Fiber Optics	0.1
Building Products-Cement	0.1
Computer Software	0.1
Home Furnishings	0.1
Banks-Mortgage	0.1
Transactional Software	0.1
Footwear & Related Apparel	0.1
Diagnostic Equipment	0.1
Rental Auto/Equipment	0.1
Retail-Perfume & Cosmetics	0.1
Hazardous Waste Disposal	0.1
111.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.7%
Advertising Services — 0.2%
Marchex, Inc., Class B	8,975	$36,169
Nielsen Holdings PLC	4,375	194,556
		230,725
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	8,100	153,657
Moog, Inc., Class A†	1,075	58,125
United Technologies Corp.	3,677	327,216
		538,998
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	7,400	40,996
Airlines — 0.6%
Alaska Air Group, Inc.	2,275	180,749
United Continental Holdings, Inc.†	10,150	538,457
		719,206
Apparel Manufacturers — 0.3%
Carter's, Inc.	3,656	331,380
Applications Software — 0.4%
NetSuite, Inc.†	2,528	212,099
Progress Software Corp.†	600	15,498
ServiceNow, Inc.†	3,239	224,949
		452,546
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,650	39,750
Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,510	677,565
Audio/Video Products — 0.0%
VOXX International Corp.†	2,200	16,324
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.†	675	13,459
Dana Holding Corp.	2,025	32,157
Delphi Automotive PLC	5,019	381,645
Tower International, Inc.†	2,400	57,024
		484,285
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	6,450	128,097
Banks-Commercial — 1.6%
1st Source Corp.	985	30,338
BancFirst Corp.	1,350	85,185
BancorpSouth, Inc.	3,750	89,137
Banner Corp.	900	42,993
BBCN Bancorp, Inc.	1,250	18,775
Capital Bank Financial Corp., Class A†	3,850	116,385
Cathay General Bancorp, Class B	1,475	44,191
Central Pacific Financial Corp.	6,900	144,693
Chemical Financial Corp.	575	18,601
Citizens & Northern Corp.	400	7,808
City Holding Co.	925	45,603
CoBiz Financial, Inc.	1,025	13,335
CVB Financial Corp.	6,325	105,627
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
East West Bancorp, Inc.	93	$3,573
First Commonwealth Financial Corp.	8,625	78,401
First Financial Bancorp	150	2,862
First Interstate BancSystem, Inc.	525	14,616
FNB Corp.	2,325	30,109
Fulton Financial Corp.	1,600	19,360
Guaranty Bancorp	625	10,294
MainSource Financial Group, Inc.	500	10,180
National Penn Bancshares, Inc.	1,050	12,338
OFG Bancorp	4,075	35,575
PacWest Bancorp	5,243	224,453
Sierra Bancorp	425	6,783
Simmons First National Corp., Class A	575	27,560
Southside Bancshares, Inc.	288	7,934
Southwest Bancorp, Inc.	825	13,538
Suffolk Bancorp	1,972	53,875
TCF Financial Corp.	3,800	57,608
UMB Financial Corp.	575	29,216
Union Bankshares Corp.	5,209	125,016
Webster Financial Corp.	350	12,471
West Bancorporation, Inc.	1,475	27,656
Westamerica Bancorporation	5,225	232,199
Wilshire Bancorp, Inc.	3,025	31,793
		1,830,081
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	2,700	70,416
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	10,625	426,275
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,931	284,014
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,325	62,739
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	2,975	54,591
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	3,550	72,917
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	15,879	903,198
Time Warner Cable, Inc.	1,492	267,620
		1,170,818
Casino Hotels — 0.0%
Boyd Gaming Corp.†	650	10,595
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	13,300	529,473
Chemicals-Diversified — 0.6%
LyondellBasell Industries NV, Class A	3,703	308,682
PPG Industries, Inc.	4,500	394,605
		703,287

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,175	$56,588
OM Group, Inc.	1,825	60,024
		116,612
Coal — 0.0%
SunCoke Energy, Inc.	2,200	17,116
Commercial Services — 0.0%
HMS Holdings Corp.†	4,025	35,299
Medifast, Inc.†	250	6,715
		42,014
Commercial Services-Finance — 0.8%
EVERTEC, Inc.	600	10,842
Heartland Payment Systems, Inc.	1,050	66,161
MasterCard, Inc., Class A	8,518	767,642
MoneyGram International, Inc.†	2,000	16,040
Vantiv, Inc., Class A†	825	37,059
		897,744
Computer Aided Design — 0.5%
ANSYS, Inc.†	2,679	236,127
Aspen Technology, Inc.†	8,100	307,071
		543,198
Computer Services — 0.9%
Amdocs, Ltd.	8,939	508,451
Cognizant Technology Solutions Corp., Class A†	2,289	143,314
Convergys Corp.	8,175	188,924
Insight Enterprises, Inc.†	1,825	47,176
Science Applications International Corp.	3,125	125,656
Unisys Corp.†	7,500	89,250
		1,102,771
Computer Software — 0.1%
AVG Technologies NV†	3,300	71,775
Computers — 2.1%
Apple, Inc.	22,246	2,453,734
Consulting Services — 0.0%
CRA International, Inc.†	1,000	21,580
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	900	23,706
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	9,429	431,377
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	14,450	184,815
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	7,120	451,835
Estee Lauder Cos., Inc., Class A	6,921	558,386
		1,010,221
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	6,836	391,703
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,875	$57,750
Fair Isaac Corp.	1,350	114,075
		171,825
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,100	9,394
Diagnostic Kits — 0.1%
Quidel Corp.†	6,319	119,303
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	275	14,814
Distribution/Wholesale — 0.2%
Essendant, Inc.	5,450	176,743
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	4,263	277,905
Blount International, Inc.†	800	4,456
Colfax Corp.†	9,252	276,727
Dover Corp.	5,802	331,759
		890,847
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	5,400	30,024
Revance Therapeutics, Inc.†	575	17,112
		47,136
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,893	969,008
E-Commerce/Services — 0.5%
Priceline Group, Inc.†	452	559,061
Electric-Distribution — 0.0%
EnerNOC, Inc.†	4,900	38,710
Spark Energy, Inc., Class A	675	11,171
		49,881
Electric-Generation — 0.0%
Atlantic Power Corp.	28,600	53,196
Electric-Integrated — 0.2%
El Paso Electric Co.	1,775	65,356
NorthWestern Corp.	475	25,569
PNM Resources, Inc.	1,325	37,166
Portland General Electric Co.	2,625	97,046
		225,137
Electronic Components-Misc. — 0.6%
Benchmark Electronics, Inc.†	400	8,704
Sanmina Corp.†	4,375	93,493
Stoneridge, Inc.†	5,600	69,104
TE Connectivity, Ltd.	8,338	499,363
Vishay Intertechnology, Inc.	1,675	16,231
		686,895
Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	2,343	292,898
Fairchild Semiconductor International, Inc.†	12,750	179,010
Freescale Semiconductor, Ltd.†	7,880	288,250
Intersil Corp., Class A	5,050	59,085
PMC-Sierra, Inc.†	5,550	37,574

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Rovi Corp.†	12,350	$129,552
Texas Instruments, Inc.	5,372	266,021
		1,252,390
Electronic Connectors — 0.4%
Amphenol Corp., Class A	9,810	499,918
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	16,882	349,120
Electronic Forms — 0.2%
Adobe Systems, Inc.†	3,244	266,722
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	8,452	234,881
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	1,275	54,506
Renewable Energy Group, Inc.†	1,075	8,901
REX American Resources Corp.†	4,475	226,524
Sunrun, Inc.†	6,175	64,035
		353,966
Engineering/R&D Services — 0.3%
Argan, Inc.	2,975	103,173
EMCOR Group, Inc.	3,775	167,044
VSE Corp.	1,175	47,082
		317,299
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	5,550	107,171
Enterprise Software/Service — 1.2%
MedAssets, Inc.†	6,075	121,864
Oracle Corp.	18,780	678,334
Tyler Technologies, Inc.†	1,051	156,925
Ultimate Software Group, Inc.†	1,975	353,545
Xactly Corp†	4,200	32,760
		1,343,428
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	10,200	293,046
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	175	34,452
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	1,575	54,511
Finance-Credit Card — 1.0%
American Express Co.	4,263	316,016
Visa, Inc., Class A	12,032	838,149
		1,154,165
Finance-Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	7,600	34,656
E*TRADE Financial Corp.†	10,326	271,884
INTL. FCStone, Inc.†	200	4,938
Investment Technology Group, Inc.	3,700	49,358
LPL Financial Holdings, Inc.	4,089	162,620
Stifel Financial Corp.†	625	26,312
		549,768
Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	900	$12,645
Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,250	18,495
Intercontinental Exchange, Inc.	1,094	257,079
MarketAxess Holdings, Inc.	1,050	97,524
		373,098
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	21,132	195,682
NMI Holdings, Inc., Class A†	3,725	28,310
		223,992
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	350	9,223
Food-Confectionery — 0.5%
Amplify Snack Brands, Inc.†	1,425	15,262
Hershey Co.	6,578	604,386
		619,648
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	1,275	46,473
Blue Buffalo Pet Products, Inc.†	725	12,985
Pinnacle Foods, Inc.	2,075	86,901
		146,359
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	1,575	75,332
Kroger Co.	15,865	572,251
Smart & Final Stores, Inc.†	1,750	27,492
		675,075
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	11,048	430,541
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	4,900	66,248
Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	11,050	192,712
Gas-Distribution — 0.2%
AGL Resources, Inc.	825	50,358
Laclede Group, Inc.	1,050	57,256
New Jersey Resources Corp.	1,700	51,051
Piedmont Natural Gas Co., Inc.	1,000	40,070
Southwest Gas Corp.	900	52,488
		251,223
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,475	60,844
Housewares — 0.0%
NACCO Industries, Inc., Class A	1,075	51,116
Human Resources — 0.2%
Barrett Business Services, Inc.	2,250	96,593
Cross Country Healthcare, Inc.†	9,625	130,996
		227,589
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	2,250	76,568

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	925	$24,272
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	4,547	580,106
Instruments-Controls — 0.9%
Honeywell International, Inc.	5,077	480,741
Sensata Technologies Holding NV†	12,313	545,958
Watts Water Technologies, Inc., Class A	175	9,244
		1,035,943
Insurance Brokers — 0.2%
Aon PLC	2,601	230,475
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	3,650	85,082
CNO Financial Group, Inc.	7,150	134,491
Primerica, Inc.	900	40,563
		260,136
Insurance-Multi-line — 0.1%
Kemper Corp.	1,825	64,550
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	275	3,979
First American Financial Corp.	500	19,535
Global Indemnity PLC†	350	9,160
Navigators Group, Inc.†	825	64,333
ProAssurance Corp.	1,275	62,564
Stewart Information Services Corp.	225	9,205
		168,776
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	425	19,750
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	29,050	131,015
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	13,512	1,214,729
Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	993	188,799
WebMD Health Corp.†	2,350	93,624
		282,423
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	9,273	26,521
Internet Security — 0.0%
Rapid7, Inc.†	1,225	27,869
Zix Corp.†	3,675	15,472
		43,341
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	930	276,647
Federated Investors, Inc., Class B	550	15,895
		292,542
Security Description	Shares	Value (Note 2)
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,625	$88,888
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	400	23,132
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,275	48,641
DXP Enterprises, Inc.†	1,250	34,100
Kadant, Inc.	2,075	80,946
Roper Technologies, Inc.	2,007	314,497
		478,184
Medical Information Systems — 0.3%
athenahealth, Inc.†	2,555	340,709
Merge Healthcare, Inc.†	3,900	27,690
Quality Systems, Inc.	475	5,928
		374,327
Medical Instruments — 0.5%
Boston Scientific Corp.†	27,237	446,959
CONMED Corp.	425	20,290
NuVasive, Inc.†	925	44,603
SurModics, Inc.†	4,975	108,654
		620,506
Medical Labs & Testing Services — 0.0%
Natera, Inc.†	850	9,223
Teladoc, Inc.†	750	16,717
		25,940
Medical Products — 0.7%
Accuray, Inc.†	6,125	30,594
Baxter International, Inc.	11,275	370,384
ConforMIS, Inc.†	1,075	19,415
Cyberonics, Inc.†	1,300	79,014
Orthofix International NV†	4,675	157,781
Penumbra, Inc.†	175	7,018
Wright Medical Group, Inc.†	4,525	95,115
		759,321
Medical-Biomedical/Gene — 3.2%
Aduro Biotech, Inc.†	350	6,780
Alder Biopharmaceuticals, Inc.†	7,945	260,278
Amgen, Inc.	6,917	956,759
Applied Genetic Technologies Corp.†	175	2,300
Ardelyx, Inc.†	700	12,096
Atara Biotherapeutics, Inc.†	1,150	36,156
Avalanche Biotechnologies, Inc.†	950	7,828
Bellicum Pharmaceuticals, Inc.†	1,800	26,154
Biogen, Inc.†	2,367	690,714
Blueprint Medicines Corp.†	925	19,739
Celgene Corp.†	8,265	894,025
ChemoCentryx, Inc.†	1,600	9,680
Coherus Biosciences, Inc.†	1,600	32,064
Infinity Pharmaceuticals, Inc.†	4,175	35,279
Karyopharm Therapeutics, Inc.†	1,075	11,320
Kite Pharma, Inc.†	225	12,528
MacroGenics, Inc.†	1,375	29,452

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Merrimack Pharmaceuticals, Inc.†	2,925	$24,892
Nivalis Therapeutics, Inc.†	2,900	37,613
Prothena Corp. PLC†	1,650	74,811
PTC Therapeutics, Inc.†	1,325	35,377
Regeneron Pharmaceuticals, Inc.†	995	462,814
Sage Therapeutics, Inc.†	100	4,232
Spark Therapeutics, Inc.†	775	32,341
Tokai Pharmaceuticals, Inc.†	1,850	19,148
Trius Therapeutics, Inc. CVR†(1)(3)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	200	19,262
Versartis, Inc.†	1,200	13,836
XOMA Corp.†	9,650	7,254
		3,774,732
Medical-Drugs — 3.2%
AbbVie, Inc.	12,678	689,810
ACADIA Pharmaceuticals, Inc.†	2,575	85,155
Adamas Pharmaceuticals, Inc.†	900	15,066
Anacor Pharmaceuticals, Inc.†	950	111,824
Bristol-Myers Squibb Co.	11,859	702,053
Chiasma, Inc.†	1,200	23,856
Chimerix, Inc.†	825	31,515
Dicerna Pharmaceuticals, Inc.†	475	3,900
Eli Lilly & Co.	9,241	773,379
Endo International PLC†	5,397	373,904
FibroGen, Inc.†	1,850	40,552
Global Blood Therapeutics, Inc.†	1,875	79,050
Immune Design Corp.†	1,525	18,605
Ironwood Pharmaceuticals, Inc.†	19,196	200,022
Mallinckrodt PLC†	4,934	315,480
NantKwest, Inc.†	875	10,028
Ophthotech Corp.†	900	36,468
Pacira Pharmaceuticals, Inc.†	1,100	45,210
Prestige Brands Holdings, Inc.†	1,700	76,772
Relypsa, Inc.†	1,325	24,526
Synergy Pharmaceuticals, Inc.†	14,000	74,200
ZS Pharma, Inc.†	225	14,774
		3,746,149
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,800	21,042
Medical-HMO — 0.2%
Centene Corp.†	2,425	131,508
Molina Healthcare, Inc.†	1,350	92,947
		224,455
Medical-Hospitals — 0.4%
Select Medical Holdings Corp.	2,525	27,245
Universal Health Services, Inc., Class B	3,103	387,285
		414,530
Medical-Outpatient/Home Medical — 0.0%
Addus HomeCare Corp.†	1,175	36,601
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	15,255	$259,030
Metal-Aluminum — 0.0%
Century Aluminum Co.†	2,850	13,110
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	2,075	20,252
Surgical Care Affiliates, Inc.†	5,100	166,719
		186,971
Multimedia — 0.7%
Walt Disney Co.	8,487	867,371
Networking Products — 0.2%
NETGEAR, Inc.†	750	21,877
Polycom, Inc.†	14,925	156,414
		178,291
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	21,900	154,833
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	2,333	140,890
Bill Barrett Corp.†	18,325	60,472
Isramco, Inc.†	75	7,451
Penn Virginia Corp.†	5,225	2,769
Rex Energy Corp.†	6,975	14,438
Stone Energy Corp.†	3,325	16,492
Unit Corp.†	2,100	23,646
		266,158
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	300	12,300
Alon USA Energy, Inc.	1,450	26,202
Phillips 66	1,922	147,686
Western Refining, Inc.	675	29,781
		215,969
Oil-Field Services — 0.3%
Baker Hughes, Inc.	3,029	157,629
Basic Energy Services, Inc.†	2,400	7,920
Exterran Holdings, Inc.	525	9,450
Gulfmark Offshore, Inc., Class A	6,750	41,243
Key Energy Services, Inc.†	15,900	7,473
Pioneer Energy Services Corp.†	4,650	9,765
SEACOR Holdings, Inc.†	1,850	110,648
		344,128
Paper & Related Products — 0.0%
Domtar Corp.	700	25,025
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	8,406	680,550
Poultry — 0.1%
Pilgrim's Pride Corp.	2,875	59,742
Sanderson Farms, Inc.	775	53,142
		112,884
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,500	92,050

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Printing-Commercial — 0.2%
Deluxe Corp.	1,825	$101,725
Ennis, Inc.	4,050	70,308
		172,033
Protection/Safety — 0.0%
Landauer, Inc.	1,225	45,313
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	4,025	81,748
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,500	27,075
Real Estate Investment Trusts — 2.4%
American Assets Trust, Inc.	1,625	66,397
American Tower Corp.	8,266	727,243
Anworth Mtg. Asset Corp.	4,100	20,254
Armada Hoffler Properties, Inc.	225	2,198
Ashford Hospitality Prime, Inc.	208	2,918
Ashford Hospitality Trust, Inc.	725	4,423
BioMed Realty Trust, Inc.	900	17,982
Capstead Mtg. Corp.	12,875	127,334
CBL & Associates Properties, Inc.	1,800	24,750
Chambers Street Properties	2,200	14,278
CoreSite Realty Corp.	5,275	271,346
Cousins Properties, Inc.	475	4,380
CYS Investments, Inc.	24,775	179,866
DCT Industrial Trust, Inc.	843	28,375
DiamondRock Hospitality Co.	1,750	19,338
EastGroup Properties, Inc.	975	52,825
EPR Properties	1,050	54,148
Equity LifeStyle Properties, Inc.	625	36,606
FelCor Lodging Trust, Inc.	1,675	11,842
First Industrial Realty Trust, Inc.	875	18,331
Franklin Street Properties Corp.	1,525	16,394
Gladstone Commercial Corp.	350	4,939
Home Properties, Inc.	975	72,881
Hospitality Properties Trust	1,775	45,405
Lexington Realty Trust	13,940	112,914
LTC Properties, Inc.	2,775	118,409
National Retail Properties, Inc.	650	23,576
Pennsylvania Real Estate Investment Trust	1,750	34,703
Post Properties, Inc.	925	53,918
Potlatch Corp.	3,200	92,128
PS Business Parks, Inc.	300	23,814
RAIT Financial Trust	875	4,340
Ramco-Gershenson Properties Trust	3,200	48,032
Saul Centers, Inc.	850	43,988
Simon Property Group, Inc.	1,316	241,776
Strategic Hotels & Resorts, Inc.†	8,250	113,767
Summit Hotel Properties, Inc.	575	6,710
Taubman Centers, Inc.	575	39,721
		2,782,249
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,775	$255,192
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,250	77,242
Forestar Group, Inc.†	5,975	78,571
St. Joe Co.†	350	6,696
		162,509
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	525	33,170
Recreational Vehicles — 0.3%
MCBC Holdings, Inc.†	900	11,664
Polaris Industries, Inc.	2,749	329,523
		341,187
Research & Development — 0.1%
Arrowhead Research Corp.†	7,350	42,336
PAREXEL International Corp.†	1,175	72,756
		115,092
Respiratory Products — 0.0%
Inogen, Inc.†	700	33,985
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	2,350	49,797
Ascena Retail Group, Inc.†	331	4,604
Children's Place, Inc.	4,550	262,398
Guess?, Inc.	1,275	27,234
		344,033
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	3,163	599,483
AutoZone, Inc.†	344	248,998
		848,481
Retail-Building Products — 0.9%
Lowe's Cos., Inc.	14,491	998,720
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	4,814	293,798
Retail-Discount — 0.5%
Big Lots, Inc.	2,325	111,414
Dollar Tree, Inc.†	7,269	484,552
Ollie's Bargain Outlet Holdings, Inc.†	400	6,468
		602,434
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,825	322,524
Retail-Hair Salons — 0.1%
Regis Corp.†	12,925	169,317
Retail-Home Furnishings — 0.0%
Kirkland's, Inc.	1,425	30,695
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	6,133	438,019
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	950	26,572

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	1,825	$159,487
Retail-Restaurants — 1.7%
Bloomin' Brands, Inc.	1,500	27,270
Bob Evans Farms, Inc.	1,275	55,271
Bravo Brio Restaurant Group, Inc.†	1,305	14,707
Chipotle Mexican Grill, Inc.†	582	419,186
Dave & Buster's Entertainment, Inc.†	975	36,884
DineEquity, Inc.	150	13,749
Dunkin' Brands Group, Inc.	4,983	244,167
Jack in the Box, Inc.	2,200	169,488
Ruby Tuesday, Inc.†	4,825	29,963
Sonic Corp.	6,550	150,323
Starbucks Corp.	13,743	781,152
		1,942,160
Retail-Video Rentals — 0.2%
Outerwall, Inc.	3,750	213,487
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	1,075	12,911
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	7,225	285,460
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	550	7,370
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp.	425	6,843
BankFinancial Corp.	325	4,040
Beneficial Bancorp, Inc.†	1,542	20,447
Capitol Federal Financial, Inc.	350	4,242
Charter Financial Corp.	1,475	18,703
Flushing Financial Corp.	1,225	24,524
Meridian Bancorp, Inc.	4,000	54,680
Northfield Bancorp, Inc.	12,000	182,520
OceanFirst Financial Corp.	1,175	20,234
Oritani Financial Corp.	2,775	43,345
		379,578
Schools — 0.2%
K12, Inc.†	1,625	20,215
Strayer Education, Inc.†	3,475	191,021
		211,236
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.	29,250	236,047
Integrated Device Technology, Inc.†	5,475	111,143
		347,190
Semiconductor Equipment — 0.1%
Brooks Automation, Inc.	4,100	48,011
Cohu, Inc.	9,283	91,530
		139,541
Steel-Producers — 0.1%
Worthington Industries, Inc.	2,950	78,116
Security Description	Shares	Value (Note 2)
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	13,650	$79,170
Telecom Services — 0.2%
EarthLink Holdings Corp.	12,950	100,751
Ooma, Inc.†	5,600	38,920
Premiere Global Services, Inc.†	3,225	44,311
Vonage Holdings Corp.†	1,500	8,820
West Corp.	1,925	43,120
		235,922
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	8,772	263,423
Plantronics, Inc.	1,975	100,429
		363,852
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	33,775	105,378
Windstream Holdings, Inc.	4,675	28,704
		134,082
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	2,588
Sinclair Broadcast Group, Inc., Class A	4,825	122,169
		124,757
Textile-Apparel — 0.0%
Unifi, Inc.†	1,350	40,244
Therapeutics — 0.2%
aTyr Pharma, Inc.†	2,650	27,189
Cara Therapeutics, Inc.†	850	12,146
Mirati Therapeutics, Inc.†	1,400	48,188
Neurocrine Biosciences, Inc.†	1,775	70,627
Seres Therapeutics, Inc.†	950	28,158
Xencor, Inc.†	1,425	17,428
Zafgen, Inc.†	250	7,988
		211,724
Tobacco — 0.5%
Altria Group, Inc.	9,254	503,418
Universal Corp.	900	44,613
		548,031
Toys — 0.2%
Mattel, Inc.	10,160	213,970
Transactional Software — 0.1%
ACI Worldwide, Inc.†	3,200	67,584
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,275	44,064
Transport-Rail — 0.7%
Kansas City Southern	3,138	285,181
Union Pacific Corp.	6,233	551,060
		836,241
Transport-Services — 0.2%
Matson, Inc.	5,400	207,846

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)		Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.1%
ArcBest Corp.		1,875	$48,319
P.A.M. Transportation Services, Inc.†		409	13,517
Swift Transportation Co.†		2,100	31,542
USA Truck, Inc.†		3,700	63,751
			157,129
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A		700	22,141
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†		300	16,350
USANA Health Sciences, Inc.†		925	123,978
			140,328
Water — 0.1%
American States Water Co.		3,750	155,250
Web Portals/ISP — 2.0%
Alphabet, Inc., Class C†		3,688	2,243,853
Blucora, Inc.†		5,950	81,931
			2,325,784
Wireless Equipment — 0.7%
InterDigital, Inc.		5,950	301,070
Motorola Solutions, Inc.		5,587	382,039
Ubiquiti Networks, Inc.		3,475	117,768
			800,877
Total Common Stocks (cost $62,673,757)			67,352,836
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(4)	EUR	200,000	217,334
Banco do Brasil SA FRS 6.25% due 04/15/2024(4)		200,000	94,000
Banco Santander SA FRS 6.25% due 03/12/2019(4)	EUR	100,000	105,315
			416,649
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(4)	GBP	100,000	148,045
Diversified Banking Institutions — 0.5%
Barclays PLC FRS 8.25% due 02/15/2018(4)		200,000	208,309
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(4)	EUR	200,000	228,828
Societe Generale SA FRS 8.25% due 11/29/2018(4)		200,000	208,190
			645,327
Security Description	Principal Amount(15)	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)	$8,000	$1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	33,150
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	184,688
Total Preferred Securities/Capital Securities (cost $1,636,163)		1,427,860
ASSET BACKED SECURITIES — 14.0%
Diversified Financial Services — 14.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)	85,432	82,187
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,036
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.75% due 07/27/2026*(6)	250,000	248,000
Apidos CLO XX FRS Series 2015-20A, Class A1 1.84% due 01/16/2027*(6)	250,000	249,075
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.14% due 04/20/2023*(6)	204,394	203,290
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	13,030	12,175
Atrium XI FRS Series 11-A, Class B 2.44% due 10/23/2025*(6)	250,000	246,375
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(7)	94,118	100,220
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.95% due 05/10/2045(7)	56,016	56,550
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	204,131
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.63% due 02/25/2036(5)	171,928	153,019
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	70,000	73,923

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(7)	$45,000	$47,524
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	14,875	15,058
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	8,293	8,298
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.41% due 07/15/2025*(6)	250,000	245,125
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(6)	250,000	248,075
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.62% due 10/15/2026*(6)	250,000	249,900
CD Mtg. Trust VRS Series 2006-CD2, Class A4 5.49% due 01/15/2046(7)	44,006	44,040
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(6)	250,000	247,225
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.78% due 01/25/2026*(6)	250,000	248,625
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.81% due 05/24/2026*(6)	250,000	247,825
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	70,073
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(7)	125,000	135,593
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(7)	31,957	34,121
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(5)	94,446	89,960
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	135,000	139,391
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	100,809	107,496
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	$105,000	$107,939
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)(7)	105,000	108,149
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(7)	85,000	89,112
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(7)	140,000	148,473
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	65,000	69,730
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	64,485
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(7)	50,000	53,843
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(7)	65,000	70,399
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(7)	165,000	177,986
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(7)	45,000	49,754
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	88,804	92,183
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046(7)	29,254	29,685
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.23% due 12/10/2049(7)	92,736	96,420
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	8,986	9,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	71,174	66,545
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	3,349	3,192
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	1,302	1,302
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(7)	39,776	40,627

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(7)(8)	$1,043,295	$63,128
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(7)	132,000	138,108
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	74,401	76,631
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	85,000	84,957
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.77% due 07/15/2026*(6)	250,000	248,800
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.64% due 04/18/2026*(6)	250,000	247,200
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.31% due 05/25/2035(5)	153,139	147,720
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	34,988
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	114,800
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,035
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,444
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,025
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	40,095
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,023
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.84% due 01/24/2027*(6)	250,000	249,075
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,102
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	35,337
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	$90,000	$94,467
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(7)	100,000	106,372
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	60,000	64,530
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(7)	49,615	49,616
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	223,930	118,289
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.48% due 04/25/2036(5)	13,479	11,384
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(5)	41,015	35,331
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.70% due 04/25/2035(5)	54,858	52,146
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(5)	64,231	59,547
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	135,000	135,032
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	160,000	160,377
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	84,289	77,618
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	99,386	104,885
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	95,000	103,588
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	157,672	162,937
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(7)	94,444	99,051
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	80,005	86,144

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	$55,000	$57,989
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(7)	30,000	32,746
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	44,767	46,644
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	78,595	81,929
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(7)	94,632	96,343
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(7)	115,541	124,696
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.79% due 04/18/2026*(6)	250,000	248,275
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.79% due 07/20/2026*(6)	250,000	248,100
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.72% due 07/25/2026*(6)	250,000	247,550
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(5)	70,139	70,438
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.62% due 12/25/2034(5)	44,409	43,928
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(7)	95,000	95,952
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	113,780	118,009
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	50,092	52,998
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(7)	65,761	69,427
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(7)(8)	293,677	20,095
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(7)	$110,000	$115,590
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,548
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	104,186
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	130,281	134,175
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	95,000	99,113
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	60,703	64,565
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(7)	48,859	53,005
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	52,654	47,656
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	211,725	193,114
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.78% due 08/04/2025*(6)	250,000	248,100
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.65% due 06/25/2036(5)	138,783	105,574
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	17,687	17,554
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	370,000	370,000
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.87% due 02/15/2026*(6)	250,000	248,550
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(6)	215,000	213,301
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*(3)	115,000	115,000
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.75% due 11/20/2023*(6)	200,000	199,700

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	$43,759	$25,594
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.84% due 04/17/2026*(6)	250,000	248,850
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.74% due 04/30/2027*(6)	250,000	246,925
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(6)	250,000	247,675
Renaissance Home Equity Loan Trust(9) Series 2007-1, Class AF5 5.91% due 04/25/2037	197,861	110,366
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.86% due 08/25/2035(5)	145,065	113,168
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	3,489	3,585
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	85,000	85,120
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,211
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	135,000	134,822
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,180
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	85,000	85,550
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	107,147	75,677
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.48% due 02/20/2047(5)	104,266	90,381
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/15/2027*(6)	250,000	248,200
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.44% due 11/25/2036	160,000	110,441
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	$86,968	$87,087
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(6)	250,000	247,625
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	70,000	71,787
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(6)	250,000	247,625
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.69% due 10/14/2026*(6)	250,000	249,775
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(7)	19,739	19,750
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(5)	124,044	111,373
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.35% due 09/15/2057(3)(7)(8)	1,000,000	74,028
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	50,000	52,796
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	100,221	101,895
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	142,884	143,544
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.68% due 11/25/2034(5)	3,400	3,414
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(5)	65,519	60,855
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	125,321
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(7)	75,000	78,489
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	110,000	117,969

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	$110,000	$118,449
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	54,286
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(7)	35,000	38,141
Total Asset Backed Securities (cost $16,281,016)		16,287,788
U.S. CORPORATE BONDS & NOTES — 11.9%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	20,000	18,400
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	45,000	41,325
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	101,149
		142,474
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	55,000	56,650
Auto-Cars/Light Trucks — 0.4%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,962
Ford Motor Credit Co. LLC Senior Notes 3.16% due 08/04/2020	200,000	199,771
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	49,615
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	105,000	106,086
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	119,369
		485,803
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	56,994
Security Description	Principal Amount(15)	Value (Note 2)
Banks-Commercial — 0.4%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	$250,000	$247,523
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	93,375
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	100,000	100,363
		441,261
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	105,000	106,546
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	130,205
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	105,314
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	90,000	92,210
Wells Fargo & Co. Senior Note 2.60% due 07/22/2020	50,000	50,504
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	50,000	49,621
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	95,000	95,839
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	85,000	95,087
		618,780
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	29,100
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	34,341
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	51,500
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	60,000	60,600

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	$40,000	$42,600
		103,200
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,369
Building-Heavy Construction — 0.1%
SBA Tower Trust Senior Sec. Notes 2.90% due 10/15/2044*	80,000	80,255
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	85,373
		165,628
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	60,600
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,605
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	25,125
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,394
		146,724
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	43,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	4,794
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	64,521
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	40,000	40,021
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	110,000	109,472
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	120,000	121,062
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	54,662
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	$30,000	$31,302
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	33,252
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	75,000	71,045
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,841
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,330
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,249
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,350
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	17,700
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	57,787
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	35,000	27,672
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	23,796
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	50,074
		856,055
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	10,000	9,212
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	20,986
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	30,784
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	30,525
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	8,724

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	$70,000	$71,138
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,025
		172,182
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	99,000	20,542
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	24,000
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	75,000	74,958
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	75,000	74,904
		149,862
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	42,329
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	80,000	84,838
		127,167
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,094
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	45,090
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	29,700
		74,790
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,100
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,037
		15,137
Security Description	Principal Amount(15)	Value (Note 2)
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	$35,000	$35,326
Danaher Corp. Senior Notes 3.35% due 09/15/2025	20,000	20,401
		55,727
Diversified Banking Institutions — 2.4%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	50,000	48,642
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	75,000	73,505
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,560
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	49,964
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	30,000	31,592
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	150,000	172,536
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	61,470
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	148,544
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	50,287
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	90,000	89,515
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	75,000	74,808
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	135,000	146,837
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	30,000	36,221
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,633
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	105,000	105,286
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	45,000	45,229

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	$20,000	$19,683
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	63,801
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,118
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,331
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	54,263
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	58,371
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	54,874
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	170,000	171,455
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,012
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,876
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	225,000	224,079
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,330
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,166
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	143,041
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	34,111
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	200,516
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	60,000	57,785
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,330
Morgan Stanley Senior Notes 4.30% due 01/27/2045	80,000	76,030
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	$63,000	$63,324
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,327
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	139,192
		2,842,644
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	15,038
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,300
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,632
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	26,595
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	56,500
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	24,865
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,438
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	63,401
		224,431
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	105,000	103,473
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	121,037
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	13,941
Navient Corp. Senior Notes 7.25% due 01/25/2022	10,000	8,750
Navient Corp. Senior Notes 8.45% due 06/15/2018	95,000	97,671
		120,362

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	$40,000	$44,782
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,025
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	1
		45,809
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	100,500
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	125,000	125,174
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	65,000	65,426
		190,600
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,600
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	10,000	10,037
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,060
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,145
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	6,000	5,460
		11,665
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,889
Security Description	Principal Amount(15)	Value (Note 2)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	$30,000	$29,975
		70,864
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,075
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	80,000	121,171
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	96,402
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	14,925
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	55,000	55,741
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	25,000	25,357
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	50,000	50,545
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	40,000	41,244
		172,887
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	23,000	23,110
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	100,000	99,799
Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	75,000	71,158
Gilead Sciences, Inc. Senior Notes 1.85% due 09/04/2018	65,000	65,454
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,392

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	$25,000	$25,022
		212,026
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	75,000	74,792
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	38,612
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	64,226
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	9,900
		187,530
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,064
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,747
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,633
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	51,968
UnitedHealth Group, Inc. Senior Note 1.90% due 07/16/2018	75,000	75,778
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	36,123
UnitedHealth Group, Inc. Senior Note 3.75% due 07/15/2025	55,000	56,850
UnitedHealth Group, Inc. Senior Note 4.75% due 07/15/2045	20,000	21,112
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
		321,875
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,350
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	34,912
Security Description	Principal Amount(15)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	$5,000	$5,363
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,375
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,150
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,090
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	110,000	116,050
		234,290
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,027
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	114,946
McKesson Corp. Senior Notes 1.40% due 03/15/2018	60,000	59,464
		199,437
Metal-Copper — 0.1%
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	55,000	42,900
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	20,000	15,130
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	35,000	28,415
		86,445
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	85,712
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	128,359
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	122,472
Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	95,772
		432,315

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	$15,000	$13,163
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	21,875
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	18,638
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	70,238
SM Energy Co Senior Notes 6.13% due 11/15/2022	10,000	9,260
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,025
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	8,600
		145,799
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	55,000	53,731
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	20,000	19,489
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	45,000	43,607
		116,827
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,900
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,700
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	23,750
		27,450
Pipelines — 0.6%
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	12,750
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,601
Security Description	Principal Amount(15)	Value (Note 2)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$100,000	$99,500
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	76,522
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	10,000	9,201
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	110,476
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	50,000	41,966
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	47,607
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,506
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	10,000	9,150
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 06/01/2025	10,000	9,198
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	35,000	31,835
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,375
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	101,557
Williams Partners LP Senior Notes 4.30% due 03/04/2024	60,000	54,437
		654,381
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	105,000	108,084

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.45% due 09/15/2021	$45,000	$45,203
Duke Realty LP Senior Notes 3.75% due 12/01/2024	25,000	24,602
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	60,000	61,050
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,890
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,085
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,690
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	68,501
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	95,000	95,575
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,322
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,491
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,145
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	65,812
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,294
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	100,000	109,589
		744,333
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	76,024
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,089
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,531
Security Description	Principal Amount(15)	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$20,000	$18,700
		64,320
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,625
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	55,000	55,396
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	35,000	35,362
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	15,000	15,173
		105,931
Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	10,000	10,375
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	140,000	142,241
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	35,000	36,078
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	75,000	80,622
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,791	9,679
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	11,821	13,568
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	112,684	133,634
		415,822
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	62,250
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	43,000	48,504

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	$8,000	$8,359
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,872
		14,231
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,505
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	134,062
		145,567
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	75,000	70,821
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	50,280
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,475
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	9,169
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	35,000	26,600
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	60,000	47,700
		92,944
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	19,850
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	22,870
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	50,396
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,750
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	66,000	66,196
Security Description	Principal Amount(15)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	$109,000	$98,851
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	41,871
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	33,000	29,000
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	155,000	133,471
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	59,000	55,325
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	8,191
		515,921
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	71,050
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	80,000	82,283
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,084
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	50,305
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,976
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,068
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	100,952
		161,301
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,100
Total U.S. Corporate Bonds & Notes (cost $14,006,316)		13,937,758

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.6%
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	$200,000	$216,290
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	223,604
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	97,000	107,526
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	206,059
		753,479
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	29,344
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,812
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,343
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,969
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	32,466
		201,590
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	46,000	29,670
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	10,000	9,919
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,050
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,217
		8,267
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	19,000	18,050
Security Description	Principal Amount(15)		Value (Note 2)
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018		$175,000	$175,696
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		140,000	140,123
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045		30,000	27,239
			343,058
Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		200,000	140,084
Non-Ferrous Metals — 0.2%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*		200,000	192,125
Oil Companies-Exploration & Production — 0.2%
Encana Corp. Senior Notes 6.50% due 05/15/2019		85,000	93,210
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		30,000	25,800
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	4,695
Nexen Energy ULC Company Guar. Notes 6.40% due 05/15/2037		40,000	47,046
			170,751
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		40,000	40,543
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		45,000	39,261
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		35,000	26,688
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		60,000	39,150
Petroleos de Venezuela SA Company Guar. Notes 9.75% due 05/17/2035		70,000	25,375
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		65,000	52,162
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	1,000,000	54,422

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	$5,000	$5,138
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	50,000	46,681
		329,420
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	23,875
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	198,187
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	14,081
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	8,100
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	1,820
		9,920
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	107,226
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	56,057
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	200,000	201,894
		257,951
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	33,397
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	125,000	120,940
		154,337
Total Foreign Corporate Bonds & Notes (cost $3,087,130)		2,991,334
Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$70,000	$78,422
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	5,601
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	69,534
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	15,062
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	54,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000	26,350
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	7,750
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	13,929
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	86,424
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	107,616
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	18,736
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	58,486
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	80,404
Total Municipal Bonds & Notes (cost $657,648)		622,564

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. — 2.8%
1.89% due 02/01/2037 FRS	$4,094	$4,309
2.50% due 01/01/2028	7,860	8,092
2.50% due 04/01/2028	26,514	27,297
3.00% due 08/01/2027	12,755	13,294
3.00% due 10/01/2042	19,649	19,974
3.00% due 11/01/2042	15,256	15,474
3.00% due 02/01/2043	42,081	42,664
3.00% due 08/01/2043	186,823	189,508
3.00% due October TBA	300,000	303,077
3.50% due 03/01/2042	9,690	10,126
3.50% due 08/01/2042	56,977	59,537
3.50% due 09/01/2043	44,412	46,487
3.50% due October TBA	1,400,000	1,456,656
4.00% due 03/01/2023	10,872	11,364
4.00% due 10/01/2043	49,441	52,701
4.50% due 01/01/2039	2,151	2,330
5.00% due 05/01/2020	131,983	138,367
5.00% due 05/01/2034	30,086	33,380
5.50% due 07/01/2034	6,975	7,725
5.50% due 05/01/2037	4,164	4,608
6.00% due 08/01/2026	26,787	30,091
6.50% due 05/01/2029	1,892	2,163
6.50% due 05/01/2036	261	298
7.50% due 08/01/2023	88	95
7.50% due 08/01/2025	1,424	1,432
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2
2.39% due 02/25/2024	250,000	251,797
Series 2014-DN4, Class M2
2.59% due 10/25/2024	250,000	251,905
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	6,531	6,598
Series 1577, Class PK 6.50% due 09/15/2023(5)	5,902	6,479
Series 1226, Class Z 7.75% due 03/15/2022(5)	556	596
Freddie Mac Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.83% due 03/25/2045*(7)	100,000	101,309
Series 2014-K503, Class B 3.08% due 10/25/2047*(7)	70,000	71,201
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)	60,000	63,070
Series 2010-K8, Class B 5.41% due 09/25/2043*(7)	80,000	89,587
		3,323,591
Federal National Mtg. Assoc. — 9.0%
2.23% due 05/01/2037 FRS	6,914	7,291
2.50% due October TBA	100,000	101,947
2.50% due 02/01/2043	87,932	86,241
2.50% due 03/01/2043	177,263	173,863
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.59% due 10/01/2040 FRS	$6,563	$6,969
2.64% due 03/01/2027	29,736	29,322
2.66% due 03/01/2027	205,000	200,954
2.78% due 03/01/2027	63,000	62,607
2.97% due 06/01/2027	110,000	111,094
2.97% due 06/01/2030	124,000	123,378
3.00% due 12/01/2027	14,521	15,168
3.00% due 01/01/2028	20,176	21,029
3.00% due October TBA	1,300,000	1,334,203
3.50% due 08/01/2026	27,700	29,308
3.50% due 09/01/2026	16,546	17,548
3.50% due 10/01/2028	93,436	98,970
3.50% due October TBA	3,800,000	3,963,994
4.00% due 11/01/2040	22,426	23,966
4.00% due 12/01/2040	59,070	63,132
4.00% due 11/01/2041	7,913	8,457
4.00% due 01/01/2042	21,122	22,604
4.00% due 11/01/2043	36,408	38,862
4.00% due 12/01/2043	16,935	18,330
4.00% due October TBA	1,000,000	1,066,680
4.50% due 01/01/2039	5,812	6,309
4.50% due 06/01/2039	59,704	65,346
4.50% due 09/01/2039	13,462	14,625
4.50% due 05/01/2041	14,893	16,190
4.50% due October TBA	1,100,000	1,192,417
4.93% due 11/01/2015	36,479	36,402
5.00% due 03/01/2018	2,349	2,440
5.00% due 06/01/2019	1,449	1,517
5.00% due 03/01/2020	5,537	5,896
5.00% due 05/01/2035	3,981	4,389
5.00% due 07/01/2040	80,859	89,227
5.00% due October TBA	700,000	771,271
5.50% due 05/01/2020	25,205	26,544
5.50% due 06/01/2020	20,405	21,354
5.50% due 12/01/2029	3,789	4,227
5.50% due 06/01/2035	248,672	277,457
5.50% due 06/01/2036	105,473	118,681
5.50% due 08/01/2037	19,706	21,980
5.50% due 06/01/2038	18,264	20,545
6.00% due 06/01/2017	1,528	1,573
6.00% due 06/01/2021	62,098	66,084
6.00% due 12/01/2033	12,920	14,719
6.00% due 05/01/2034	10,729	12,218
6.00% due 08/01/2034	2,319	2,634
6.00% due 11/01/2038	3,459	3,905
7.00% due 06/01/2037	27,201	32,003
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	11,347	11,346
		10,467,216
Government National Mtg. Assoc. — 3.6%
3.00% due October TBA	200,000	204,090
3.50% due October TBA	1,300,000	1,362,105
4.00% due 07/15/2041	50,252	53,715
4.00% due 08/15/2041	17,332	18,487

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(15)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 10/15/2041		$39,335	$42,044
4.00% due October TBA		1,300,000	1,385,682
4.50% due 06/15/2041		988,864	1,073,165
6.00% due 11/15/2028		31,096	35,135
7.00% due 07/15/2033		13,516	16,017
8.50% due 11/15/2017		195	202
9.00% due 11/15/2021		187	214
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)		1,179	1,379
Series 2005-74, Class HC 7.50% due 09/16/2035(5)		7,540	8,756
			4,200,991
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		10,000	10,195
Total U.S. Government Agencies (cost $17,829,274)			18,001,993
U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 0.8%
2.50% due 02/15/2045		530,000	487,918
3.00% due 05/15/2045		285,000	291,657
4.38% due 11/15/2039(10)		99,200	127,291
			906,866
United States Treasury Notes — 2.7%
0.25% due 01/15/2025(11) TIPS		1,853,984	1,777,001
0.38% due 07/15/2025(11) TIPS		1,494,459	1,455,756
			3,232,757
Total U.S. Government Treasuries (cost $4,219,627)			4,139,623
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(11)	BRL	267,225	67,527
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(11)	BRL	207,842	50,566
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		100,000	96,500
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	2,675,000	10,928
Government of Romania Bonds 5.85% due 04/26/2023	RON	40,000	11,700
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,041,000	31,294
Security Description	Principal Amount(15)		Value (Note 2)
Sovereign (continued)
Malaysia Government Bond Senior Bonds 3.49% due 03/31/2020	MYR	160,000	$35,954
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	1,738,585	40,064
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(11)	UYU	2,377,774	66,569
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	612,715	16,922
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	130,967,051	35,544
Republic of Colombia Bonds 3.50% due 03/10/2021(11)	COP	63,132,835	20,704
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	13,300,000	25,963
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	2,520,000	10,566
Republic of Peru Senior Notes 4.13% due 08/25/2027		30,000	29,400
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	236,000	64,260
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	820,000	57,365
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	805,000	55,022
Republic of Turkey Bonds 2.50% due 05/04/2016(11)	TRY	437,169	142,623
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,130,000	15,615
Russian Federation Senior Bonds 7.85% due 03/10/2018	RUB	10,000,000	142,676
United Mexican States FRS Bonds 3.03% due 05/28/2020	MXN	2,626,400	153,908
United Mexican States Senior Bonds 4.75% due 03/08/2044		28,000	25,550
United Mexican States Bonds 10.00% due 12/05/2024	MXN	683,200	51,482
Total Foreign Government Obligations (cost $1,425,471)			1,258,702

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)		Value (Note 2)
OPTIONS — PURCHASED — 0.0%
Call Options-Purchased†(1)(12) (cost $533)	HKD	1,220,000	$704
Total Long-Term Investment Securities (cost $121,816,935)			126,021,162
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/01/15 (cost $440,000)		$440,000	440,000
REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(13)		510,000	510,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		710,000	710,000
BNP Paribas SA Joint Repurchase Agreement(13)		710,000	710,000
Deutsche Bank AG Joint Repurchase Agreement(13)		505,000	505,000
RBS Securities, Inc. Joint Repurchase Agreement(13)		805,000	805,000
Total Repurchase Agreements (cost $3,240,000)			3,240,000
TOTAL INVESTMENTS (cost $125,496,935)(14)		111.1%	129,701,162
Liabilities in excess of other assets		(11.1)	(12,964,141)
NET ASSETS		100.0%	$116,737,021

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $12,729,469 representing 10.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $3,295 representing 0.0% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,588	$646.94	0.00%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  Options Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,220,000	$533	$704	$171

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

(15)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

COP — Colombian Peso

CLO — Collateralized Loan Obligation

CRC — Costa Rican Colón

CVR — Contingent Value Rights

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PLN — Polish Zloty

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
5	Long	Russell 2000 Mini Index	December 2015	$581,910	$547,950	$(33,960)
9	Short	U.S. Long Bonds	December 2015	1,390,851	1,416,094	(25,243)
9	Long	U.S. Treasury 2YR Notes	December 2015	1,967,906	1,971,281	3,375
68	Long	U.S. Treasury 5YR Notes	December 2015	8,134,213	8,195,063	60,850
71	Short	U.S. Treasury 10YR Notes	December 2015	9,064,739	9,140,141	(75,402)
13	Long	U.S. Ultra Bonds	December 2015	2,058,771	2,085,281	26,510
						$(43,870)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,072)
	PLN	245,000	USD	64,614	12/16/2015	282	—
	TRY	110,000	USD	35,304	12/16/2015	—	(221)
	USD	96,131	EUR	85,000	03/15/2017	260	—
						542	(7,293)
Barclays Bank PLC	IDR	379,000,000	USD	26,256	05/18/2016	2,452	—
	KES	890,000	USD	8,128	12/16/2015	—	(253)
	USD	66,351	MYR	280,000	12/16/2015	—	(2,768)
						2,452	(3,021)
BNP Paribas SA	COP	7,174,000	USD	2,288	12/16/2015	—	(15)
	CZK	1,380,000	USD	57,462	12/16/2015	618	—
	RUB	9,331,000	USD	136,919	12/16/2015	—	(2,115)
	USD	80,132	NGN	14,544,000	10/08/2015	—	(7,186)
	ZAR	700,000	USD	49,810	12/17/2015	—	(34)
						618	(9,350)
Citibank N.A.	CRC	14,358,000	USD	26,413	12/16/2015	—	(201)
	EUR	518,000	USD	582,510	10/30/2015	3,454	—
	GBP	100,000	USD	151,882	10/30/2015	627	—
	NGN	14,544,000	USD	63,789	10/08/2015	—	(9,157)
	NGN	3,243,000	USD	14,478	12/16/2015	—	(1,323)
	THB	1,150,000	USD	31,348	12/16/2015	—	(251)
	USD	40,686	KES	4,451,000	12/16/2015	1,227	—
	USD	46,773	RSD	5,000,000	12/16/2015	—	(333)
	UYU	1,335,000	USD	44,942	12/16/2015	802	—
	ZAR	1,055,000	USD	75,541	12/17/2015	420	—
						6,530	(11,265)
Commonwealth Bank of Australia Sydney	USD	40,047	EUR	35,000	03/15/2017	—	(357)
Deutsche Bank AG	CNY	240,000	USD	36,419	07/28/2016	—	(337)
	HKD	1,055,000	USD	136,086	12/16/2015	—	(37)
	MYR	560,000	USD	127,071	12/16/2015	—	(94)
	USD	52,386	INR	3,540,000	12/16/2015	944	—
						944	(468)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	CNY	65,000	USD	9,886	07/28/2016	$—	$(69)
	COP	64,800,000	USD	20,937	12/16/2015	134	—
	HKD	610,000	USD	78,667	03/03/2016	—	(27)
	HUF	5,700,000	USD	20,211	12/16/2015	—	(103)
	USD	64,220	MYR	280,000	12/16/2015	—	(638)
	USD	9,283	RSD	994,000	12/16/2015	—	(51)
	USD	92,067	ZAR	1,308,000	12/17/2015	1,070	—
	USD	48,220	IDR	745,000,000	05/18/2016	—	(1,428)
	ZAR	680,000	USD	47,784	12/17/2015	—	(635)
						1,204	(2,951)
HSBC Bank USA, N.A.	BRL	85,000	USD	21,160	12/02/2015	179	—
	MYR	720,000	USD	166,060	12/16/2015	2,563	—
	TRY	145,000	USD	46,324	12/16/2015	—	(504)
	USD	10,463	HUF	2,900,000	12/16/2015	—	(128)
	UYU	2,650,000	USD	89,097	12/02/2015	896	—
						3,638	(632)
JPMorgan Chase Bank	IDR	366,000,000	USD	25,285	05/18/2016	2,297	—
	INR	3,540,000	USD	52,765	12/16/2015	—	(565)
	MXN	900,000	USD	53,010	12/16/2015	86	—
	RON	45,000	USD	11,324	12/16/2015	—	(41)
	RUB	1,020,000	USD	15,107	12/16/2015	—	(91)
	TRY	162,000	USD	52,594	12/16/2015	276	—
	USD	62,921	MYR	280,000	12/16/2015	661	—
	USD	48,652	CNY	305,000	07/28/2016	—	(1,942)
	ZAR	980,000	USD	69,545	12/17/2015	—	(236)
						3,320	(2,875)
Morgan Stanley and Co., Inc.	BRL	935,000	USD	227,887	12/02/2015	—	(2,900)
	COP	34,022,000	USD	11,050	12/16/2015	128	—
	TRY	21,000	USD	6,720	12/16/2015	—	(62)
						128	(2,962)
Royal Bank of Canada	MXN	4,019,000	USD	236,912	12/16/2015	579	—
Standard Chartered Bank	KES	3,561,000	USD	32,373	12/16/2015	—	(1,159)
	USD	26,178	MXN	444,000	12/16/2015	—	(69)
						—	(1,228)
State Street Bank and Trust Co.	COP	18,004,000	USD	5,724	12/16/2015	—	(56)
	USD	48,585	BRL	204,000	12/02/2015	1,768	—
						1,768	(56)
Net Unrealized Appreciation(Depreciation)						$21,723	$(42,458)

BRL — Brazilian Real
CNY — Yuan Renminbi
COP — Colombina Peso
CRC — Costa Rican Colón
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
KES — Kenyan Shilling
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — Romanian Lue
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	09/20/2020	Goldman Sachs International	4.73%	$95,000	$15,081	$11,450	$3,631
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	09/20/2020	Goldman Sachs International	1.73	55,000	1,881	1,637	244
						$16,962	$13,087	$3,875

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$3,774,732	$—	$0	$3,774,732
Television	122,169	—	2,588	124,757
Other Industries	63,453,347	—	—	63,453,347
Preferred Securities/Capital Securities	—	1,427,860	—	1,427,860
Asset Backed Securities:
Diversified Financial Services	—	15,990,611	297,177	16,287,788
U.S. Corporate Bonds & Notes	—	13,937,758	—	13,937,758
Foreign Corporate Bonds & Notes	—	2,991,334	—	2,991,334
Municipal Bond & Notes	—	622,564	—	622,564
U.S. Government Agencies	—	18,001,993	—	18,001,993
U.S. Government Treasuries	—	4,139,623	—	4,139,623
Foreign Government Obligations	—	1,258,702	—	1,258,702
Options - Purchased	704	—	—	704
Short-Term Investment Securities	—	440,000	—	440,000
Repurchase Agreements	—	3,240,000	—	3,240,000
Total Investments at Value	$67,350,952	$62,050,445	$299,765	$129,701,162
Other Financial Instruments:†
Futures Contracts	$90,735	$—	$—	$90,735
Forward Foreign Currency Contracts	—	21,723	—	21,723
Over the Counter Credit Default Swaps on
Sovereign Issues-Buy Protection	—	3,875	—	3,875
Total Other Financial Instruments	$90,735	$25,598	$—	$116,333
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$134,605	$—	$—	$134,605
Forward Foreign Currency Contracts	—	42,458	—	42,458
Total Other Financial Instruments	$134,605	$42,458	$—	$177,063

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	22.3%
Federal National Mtg. Assoc.	15.0
Diversified Banking Institutions	4.9
Federal Home Loan Mtg. Corp.	4.7
Government National Mtg. Assoc.	4.7
United States Treasury Notes	4.5
Repurchase Agreements	4.0
Banks-Commercial	2.5
Medical-Biomedical/Gene	2.5
Medical-Drugs	2.2
Cable/Satellite TV	2.0
Computers	1.8
Real Estate Investment Trusts	1.7
Sovereign	1.7
Web Portals/ISP	1.5
United States Treasury Bonds	1.2
Multimedia	1.2
Retail-Restaurants	1.0
Enterprise Software/Service	0.9
Municipal Bonds & Notes	0.9
Pipelines	0.9
Telephone-Integrated	0.8
Retail-Building Products	0.8
Internet Content-Entertainment	0.8
Banks-Super Regional	0.8
Auto-Cars/Light Trucks	0.8
Finance-Credit Card	0.8
Transport-Rail	0.7
Tobacco	0.7
Cosmetics & Toiletries	0.7
Instruments-Controls	0.7
E-Commerce/Products	0.7
Oil Companies-Integrated	0.7
Computer Services	0.6
Diversified Manufacturing Operations	0.6
Electronic Components-Semiconductors	0.6
Retail-Drug Store	0.6
Retail-Auto Parts	0.6
Medical Instruments	0.6
Medical-Hospitals	0.6
Oil Companies-Exploration & Production	0.6
Cellular Telecom	0.5
Commercial Services-Finance	0.5
Semiconductor Components-Integrated Circuits	0.5
Medical-Generic Drugs	0.5
Athletic Footwear	0.5
Chemicals-Diversified	0.4
Pharmacy Services	0.4
Medical-HMO	0.4
Food-Confectionery	0.4
Medical Products	0.4
Food-Retail	0.4
Industrial Gases	0.4
E-Commerce/Services	0.4
Finance-Investment Banker/Broker	0.4
Airlines	0.4
Retail-Discount	0.3
Electronic Connectors	0.3
Electronic Components-Misc.	0.3
Auto/Truck Parts & Equipment-Original	0.3
Containers-Metal/Glass	0.3%
Apparel Manufacturers	0.3
Retail-Major Department Stores	0.3
Applications Software	0.3
Food-Wholesale/Distribution	0.3
Beverages-Non-alcoholic	0.3
Medical-Wholesale Drug Distribution	0.3
Electric-Integrated	0.3
Cruise Lines	0.3
Food-Misc./Diversified	0.3
Insurance-Property/Casualty	0.3
Insurance Brokers	0.2
Wireless Equipment	0.2
Aerospace/Defense-Equipment	0.2
Electronic Design Automation	0.2
Medical Information Systems	0.2
Recreational Vehicles	0.2
Trucking/Leasing	0.2
Retail-Gardening Products	0.2
Non-Ferrous Metals	0.2
Building-Heavy Construction	0.2
Investment Management/Advisor Services	0.2
Machinery-General Industrial	0.2
Telecommunication Equipment	0.2
Insurance-Multi-line	0.2
Security Services	0.2
Agricultural Chemicals	0.2
Beverages-Wine/Spirits	0.2
Retail-Catalog Shopping	0.2
Building-Residential/Commercial	0.2
Telecom Services	0.2
Electronic Forms	0.2
Real Estate Management/Services	0.2
Building Societies	0.2
Finance-Other Services	0.2
Metal Processors & Fabrication	0.2
Metal-Diversified	0.2
Electronic Measurement Instruments	0.2
Computer Aided Design	0.2
Banks-Fiduciary	0.2
Entertainment Software	0.2
Finance-Leasing Companies	0.1
Toys	0.1
Building & Construction Products-Misc.	0.1
Finance-Consumer Loans	0.1
Metal-Copper	0.1
Steel-Producers	0.1
Advertising Services	0.1
Internet Content-Information/News	0.1
Insurance-Mutual	0.1
Real Estate Operations & Development	0.1
Financial Guarantee Insurance	0.1
Savings & Loans/Thrifts	0.1
Oil Refining & Marketing	0.1
Oil-Field Services	0.1
Data Processing/Management	0.1
Television	0.1
Broadcast Services/Program	0.1
Rental Auto/Equipment	0.1
Retail-Perfume & Cosmetics	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Building Products-Wood	0.1%
Diagnostic Equipment	0.1
Hazardous Waste Disposal	0.1
Shipbuilding	0.1
Medical Labs & Testing Services	0.1
Brewery	0.1
Funeral Services & Related Items	0.1
115.5%
Credit Quality†#
Aaa	50.9%
Aa	3.0
A	8.0
Baa	17.4
Ba	6.5
B	2.0
Caa	1.6
Ca	0.6
Not Rated@	10.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.4%
Advertising Services — 0.1%
Nielsen Holdings PLC	2,497	$111,042
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	2,134	189,905
Airlines — 0.4%
United Continental Holdings, Inc.†	5,913	313,685
Apparel Manufacturers — 0.2%
Carter's, Inc.	2,152	195,057
Applications Software — 0.3%
NetSuite, Inc.†	1,465	122,913
ServiceNow, Inc.†	1,882	130,705
		253,618
Athletic Footwear — 0.5%
NIKE, Inc., Class B	3,298	405,555
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	2,941	223,634
Banks-Commercial — 0.1%
PacWest Bancorp	2,457	105,184
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	6,224	249,707
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,725	167,152
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	9,313	529,723
Time Warner Cable, Inc.	875	156,949
		686,672
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	7,345	292,404
Chemicals-Diversified — 0.4%
LyondellBasell Industries NV, Class A	2,122	176,890
PPG Industries, Inc.	2,559	224,399
		401,289
Commercial Services-Finance — 0.5%
MasterCard, Inc., Class A	5,094	459,071
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,569	138,292
Computer Services — 0.4%
Amdocs, Ltd.	5,259	299,132
Cognizant Technology Solutions Corp., Class A†	1,348	84,398
		383,530
Computers — 1.6%
Apple, Inc.	13,037	1,437,981
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	5,435	248,651
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	4,310	$273,513
Estee Lauder Cos., Inc., Class A	4,097	330,546
		604,059
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	4,027	230,747
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	2,468	160,889
Colfax Corp.†	5,224	156,250
Dover Corp.	3,463	198,014
		515,153
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,145	586,114
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	260	321,584
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	4,905	293,760
Electronic Components-Semiconductors — 0.6%
Avago Technologies, Ltd.	1,403	175,389
Freescale Semiconductor, Ltd.†	4,658	170,390
Texas Instruments, Inc.	3,203	158,612
		504,391
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,771	294,090
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,120	209,282
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,901	156,300
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,997	138,867
Enterprise Software/Service — 0.8%
Oracle Corp.	10,999	397,284
Tyler Technologies, Inc.†	622	92,871
Ultimate Software Group, Inc.†	1,170	209,441
		699,596
Finance-Credit Card — 0.8%
American Express Co.	2,543	188,513
Visa, Inc., Class A	6,878	479,121
		667,634
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	6,294	165,721
LPL Financial Holdings, Inc.	2,404	95,607
		261,328
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	623	146,399
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	10,368	96,008

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.4%
Hershey Co.	3,903	$358,608
Food-Retail — 0.4%
Kroger Co.	9,618	346,921
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	6,505	253,500
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,699	344,338
Instruments-Controls — 0.7%
Honeywell International, Inc.	3,015	285,490
Sensata Technologies Holding NV†	7,004	310,558
		596,048
Insurance Brokers — 0.1%
Aon PLC	1,535	136,016
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	7,916	711,648
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	579	110,085
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	558	165,988
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	1,149	180,048
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,499	199,892
Medical Instruments — 0.3%
Boston Scientific Corp.†	15,978	262,199
Medical Products — 0.2%
Baxter International, Inc.	6,615	217,303
Medical-Biomedical/Gene — 2.2%
Alder Biopharmaceuticals, Inc.†	4,662	152,727
Amgen, Inc.	4,057	561,164
Biogen, Inc.†	1,387	404,741
Celgene Corp.†	4,849	524,516
Regeneron Pharmaceuticals, Inc.†	586	272,572
		1,915,720
Medical-Drugs — 2.0%
AbbVie, Inc.	7,427	404,103
Bristol-Myers Squibb Co.	6,947	411,262
Eli Lilly & Co.	5,421	453,684
Endo International PLC†	3,161	218,994
Ironwood Pharmaceuticals, Inc.†	11,262	117,350
Mallinckrodt PLC†	2,895	185,106
		1,790,499
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	1,818	226,905
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	8,614	146,266
Security Description	Shares	Value (Note 2)
Multimedia — 0.6%
Walt Disney Co.	4,978	$508,752
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,359	82,070
Oil Refining & Marketing — 0.1%
Phillips 66	1,120	86,061
Oil-Field Services — 0.1%
Baker Hughes, Inc.	1,764	91,799
Pharmacy Services — 0.4%
Express Scripts Holding Co.†	4,932	399,295
Real Estate Investment Trusts — 0.7%
American Tower Corp.	4,848	426,527
Lexington Realty Trust	8,230	66,663
Simon Property Group, Inc.	696	127,869
		621,059
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,048	150,671
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,665	199,584
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	1,876	355,558
AutoZone, Inc.†	202	146,214
		501,772
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	8,690	598,915
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,708	165,269
Retail-Discount — 0.3%
Dollar Tree, Inc.†	4,344	289,571
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,295	193,514
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	3,594	256,683
Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	342	246,326
Dunkin' Brands Group, Inc.	2,931	143,619
Starbucks Corp.	8,279	470,578
		860,523
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.	17,274	139,401
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	5,186	155,736
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(3)	10	6,469
Tobacco — 0.3%
Altria Group, Inc.	5,460	297,024
Toys — 0.1%
Mattel, Inc.	5,979	125,918

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(11)		Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.5%
Kansas City Southern		1,752	$159,222
Union Pacific Corp.		3,687	325,967
			485,189
Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†		2,161	1,314,796
Wireless Equipment — 0.2%
Motorola Solutions, Inc.		3,237	221,346
Total Common Stocks (cost $25,880,468)			27,701,142
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	EUR	200,000	217,334
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)		200,000	94,000
Banco Santander SA VRS 6.25% due 03/12/2019(4)	EUR	200,000	210,630
			521,964
Building Societies — 0.2%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	GBP	100,000	148,045
Diversified Banking Institutions — 0.7%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	EUR	200,000	228,828
Societe Generale SA VRS 8.25% due 11/29/2018(4)		200,000	208,190
UBS Group AG VRS 5.75% due 02/19/2022(4)	EUR	200,000	223,569
			660,587
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)		16,000	2
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. VRS 8.13% due 06/15/2068		35,000	38,675
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030		150,000	221,625
Total Preferred Securities/Capital Securities (cost $1,831,685)			1,590,898
ASSET BACKED SECURITIES — 22.0%
Diversified Financial Services — 22.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)		97,636	93,927
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$15,000	$15,068
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.75% due 07/27/2026*(6)	250,000	248,000
Apidos CLO XVII FRS Series 2014-17A, Class A1A 1.79% due 04/17/2026*(6)	250,000	248,550
Apidos CLO XX FRS Series 2015-20A, Class A1 1.84% due 01/16/2027*(6)	250,000	249,075
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.14% due 04/20/2023*(6)	204,394	203,290
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	26,060	24,350
Atrium XI FRS Series 11-A, Class B 2.44% due 10/23/2025*(6)	250,000	246,375
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(7)	104,556	111,334
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.95% due 05/10/2045(7)	72,020	72,707
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	210,000	214,338
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.63% due 02/25/2036(5)	199,379	177,451
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	80,000	84,483
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(7)	50,000	52,805
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	17,708	17,926
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	17,340	17,350
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.41% due 07/15/2025*(6)	250,000	245,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.58% due 07/20/2023*(6)	$250,000	$249,075
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(6)	250,000	248,075
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.62% due 10/15/2026*(6)	250,000	249,900
CD Mtg. Trust VRS Series 2006-CD2, Class A4 5.49% due 01/15/2046(7)	47,149	47,186
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(6)	250,000	247,225
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.78% due 01/25/2026*(6)	250,000	248,625
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.79% due 04/18/2025*(6)	250,000	248,000
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.81% due 05/24/2026*(6)	250,000	247,825
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	70,000	75,463
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(7)	135,000	146,441
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(7)	36,522	38,995
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(5)	117,751	112,158
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	145,000	149,716
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	119,478	127,402
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.23% due 12/10/2049(7)	101,167	105,186
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	140,000	143,919
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(7)	45,000	47,356
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)(7)	$130,000	$133,898
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(7)	100,000	104,837
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(7)	170,000	180,288
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	70,000	75,094
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	65,000	69,859
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(7)	55,000	59,227
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(7)	200,000	215,741
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(7)	195,000	212,526
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(7)	50,110	55,404
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	105,719	109,741
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046(7)	35,755	36,282
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	8,986	9,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	90,713	84,813
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	4,430	4,222
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	1,465	1,464
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(7)	43,754	44,690
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(7)(8)	1,266,503	76,634
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(7)	161,000	168,450

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	$79,233	$81,607
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,947
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.77% due 07/15/2026*(6)	250,000	248,800
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.64% due 04/18/2026*(6)	250,000	247,200
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.31% due 05/25/2035(5)	191,423	184,650
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	34,988
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,756
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,043
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,545
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,050
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	45,107
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,045
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.84% due 01/24/2027*(6)	250,000	249,075
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	125,000	126,252
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,445	35,861
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	104,963
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(7)	110,000	117,009
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	$70,000	$75,285
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(7)	70,044	70,047
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	272,567	143,981
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.48% due 04/25/2036(5)	14,977	12,649
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(5)	48,610	41,874
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.70% due 04/25/2035(5)	71,315	67,789
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(5)	78,650	72,915
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	175,000	175,412
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	110,630	101,874
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	119,263	125,862
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	105,000	114,493
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	191,118	197,500
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(7)	104,385	109,477
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	94,124	101,345
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	65,000	68,533
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(7)	195,000	212,850
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	52,906	55,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	$86,454	$90,122
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(7)	134,027	144,647
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.79% due 04/18/2026*(6)	250,000	248,275
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.79% due 07/20/2026*(6)	250,000	248,100
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.72% due 07/25/2026*(6)	250,000	247,550
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(5)	35,492	35,643
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.62% due 12/25/2034(5)	56,365	55,755
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(7)	110,000	111,103
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	122,882	127,450
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	55,000	58,191
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(7)	97,942	103,402
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(7)(8)	358,385	24,523
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(7)	135,000	141,861
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	25,000	26,935
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	105,000	109,395
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	143,758	148,056
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	$105,000	$109,546
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	70,042	74,498
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(7)	53,301	57,824
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	61,225	55,414
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	278,820	254,312
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.78% due 08/04/2025*(6)	250,000	248,100
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.65% due 06/25/2036(5)	169,332	128,812
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	34,490	34,229
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	450,000	450,000
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.87% due 02/15/2026*(6)	250,000	248,550
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(6)	215,000	213,301
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*(3)	135,000	135,000
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.75% due 11/20/2023*(6)	200,000	199,700
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.82% due 02/15/2027*(6)	250,000	247,450
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	45,662	26,706
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.84% due 04/17/2026*(6)	250,000	248,850
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.74% due 04/30/2027*(6)	250,000	246,925

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(6)	$250,000	$247,675
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037	241,294	134,593
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.86% due 08/25/2035(5)	165,511	129,118
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	6,978	7,169
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	105,000	105,148
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,211
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	165,000	164,783
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,180
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	105,000	105,680
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	120,321	84,981
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.48% due 02/20/2047(5)	130,025	112,710
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/15/2027*(6)	250,000	248,200
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.44% due 11/25/2036	200,000	138,051
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	97,003	97,136
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	100,043
Symphony CLO, Ltd. FRS Series 2012-10, Class AR 1.56% due 07/23/2023*(6)	250,000	248,700
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(6)	$250,000	$247,625
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	80,000	82,043
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(6)	250,000	247,625
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.69% due 10/14/2026*(6)	250,000	249,775
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(7)	22,776	22,788
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(5)	151,010	135,585
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.35% due 09/15/2057(3)(7)(8)	1,000,000	74,028
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	55,000	58,076
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(7)	10,000	8,418
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	131,111	133,301
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	190,511	191,392
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.68% due 11/25/2034(5)	6,719	6,747
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(5)	80,638	74,899
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	140,359
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.22% due 02/15/2044*(7)(8)	864,911	21,345

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(7)	$85,000	$88,955
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	135,000	144,780
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	125,000	134,601
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	55,111	59,703
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(7)	45,000	49,038
Total Asset Backed Securities (cost $19,444,054)		19,460,534
U.S. CORPORATE BONDS & NOTES — 19.5%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	23,000
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	65,000	59,692
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	110,782
		170,474
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	65,000	66,950
Auto-Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,924
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	199,094
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	101,575
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	99,231
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	115,000	116,189
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	145,319
		683,332
Security Description	Principal Amount(11)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	$60,000	$62,175
Banks-Commercial — 0.6%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	247,523
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	114,125
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	150,000	150,544
		512,192
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	130,000	131,914
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	160,413
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	105,314
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	115,000	117,823
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	75,000	75,757
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,244
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	30,000	30,265
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	77,093
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	95,000	106,273
		692,182
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	33,950
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	42,926

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	$70,000	$72,100
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	70,000	70,700
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	53,250
		123,950
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	31,646
Building-Heavy Construction — 0.2%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	90,000	90,287
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	100,439
		190,726
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	70,700
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,605
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,394
		161,849
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	46,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	4,794
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	80,000	79,411
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	50,000	50,026
Security Description	Principal Amount(11)	Value (Note 2)
Cable/Satellite TV (continued)
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	$110,000	$109,472
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	145,000	146,283
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	59,632
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	70,000	73,039
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	33,252
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	75,000	71,045
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,841
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	50,661
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,249
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,375
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	63,566
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	35,578
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	10,000	10,729
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	20,000	19,036
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	55,637
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	15,000	17,615
		1,012,116
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 5.38% due 03/15/2022	10,000	9,213

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	$20,000	$20,986
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	34,632
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	40,700
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	8,724
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	81,300
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,038
		201,380
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	109,000	22,618
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	28,800
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	90,000	89,949
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	90,000	89,885
		179,834
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	75,000	63,493
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	95,000	100,745
		164,238
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,094
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	55,109
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	34,650
		89,759
Security Description	Principal Amount(11)	Value (Note 2)
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	$10,000	$10,100
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,075
		20,175
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	40,000	40,372
Danaher Corp. Senior Notes 3.35% due 09/15/2025	25,000	25,502
		65,874
Diversified Banking Institutions — 3.9%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	100,000	97,283
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	25,000	24,502
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	75,000	74,946
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	36,858
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	107,774
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	200,000	198,058
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	75,000	75,430
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	135,000	134,272
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	100,000	99,745
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	115,000	125,084
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,633
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	95,000	95,258
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	45,000	45,229

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	$75,000	$73,617
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,659
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,271
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	66,321
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	87,556
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	94,240
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	205,000	206,754
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,024
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,595
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	265,000	263,916
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,719
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,166
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	165,048
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	39,796
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	182,000	209,344
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	128,528
Morgan Stanley Senior Notes 1.88% due 01/05/2018	175,000	175,452
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	77,046
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,440
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.30% due 01/27/2045	$100,000	$95,038
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	61,000	61,314
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,654
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,265
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	111,353
		3,474,188
Diversified Financial Services — 0.3%
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	216,000	269,369
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	28,000	28,071
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,488
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,020
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	26,595
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	56,500
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,613
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	76,081
		236,809
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	125,000	123,182
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	125,000	131,562

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	$10,000	$9,294
Navient Corp. Senior Notes 7.25% due 01/25/2022	10,000	8,750
Navient Corp. Senior Notes 8.45% due 06/15/2018	100,000	102,812
		120,856
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	55,977
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	1,947
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		57,929
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	125,625
Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	150,000	150,209
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	75,000	75,491
		225,700
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,600
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	10,000	10,038
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,090
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,508
Security Description	Principal Amount(11)	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	$7,000	$6,370
		23,968
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	46,000
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	50,000	49,959
		95,959
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,075
Insurance-Multi-line — 0.2%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	136,317
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	103,818
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,900
Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	100,000	101,347
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	65,000	65,708
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	50,000	51,555
		218,610
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	46,000	46,219
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	134,729
Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	90,134
Gilead Sciences, Inc. Senior Notes 1.85% due 09/04/2018	80,000	80,559

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	$60,000	$60,470
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	25,000	25,022
		256,185
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	75,000	74,792
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	38,612
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	74,107
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	14,850
		202,361
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,127
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,748
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,266
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	51,968
UnitedHealth Group, Inc. Senior Note 1.90% due 07/16/2018	75,000	75,778
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,086
UnitedHealth Group, Inc. Senior Note 3.75% due 07/15/2025	55,000	56,850
UnitedHealth Group, Inc. Senior Note 4.75% due 07/15/2045	20,000	21,112
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
		392,535
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	25,437
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	49,875
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	$10,000	$10,725
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,375
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,900
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,100
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	120,000	126,600
		244,012
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,032
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	139,935
McKesson Corp. Senior Notes 1.40% due 03/15/2018	70,000	69,374
		239,341
Metal-Copper — 0.1%
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	75,000	58,500
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	25,000	18,912
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	45,000	36,534
		113,946
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	108,569
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	165,033
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	140,843
Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	95,772
		510,217

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	$15,000	$13,163
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	30,625
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	23,297
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	87,798
SM Energy Co Senior Notes 6.13% due 11/15/2022	10,000	9,260
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,025
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	8,600
		176,768
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	70,000	68,384
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	25,000	24,362
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	53,297
		146,043
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,800
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,175
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	28,500
		38,675
Pipelines — 0.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	12,750
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,601
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	$5,000	$4,500
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	115,420
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	67,520
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	20,000	18,402
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	132,572
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	75,000	62,949
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	75,000	59,508
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	13,765
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	15,000	13,725
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	40,931
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,375
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	115,405
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	68,046
		774,049

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	$135,000	$138,966
American Tower Corp. Senior Notes 3.45% due 09/15/2021	75,000	75,339
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	29,522
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	55,000	55,962
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	24,453
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,170
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,690
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	84,308
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	120,726
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,322
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,614
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,145
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	65,812
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,294
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	125,000	136,986
		908,309
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,366
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	37,306
Security Description	Principal Amount(11)	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	$15,000	$14,531
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	18,700
		70,537
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,625
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	70,504
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	40,000	40,414
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	15,000	15,173
		126,091
Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	10,000	10,375
Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	160,000	162,561
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	51,540
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	85,000	91,371
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,186	14,519
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	21,823	25,048
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	132,806	157,498
		502,537
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	67,438

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	$85,000	$95,880
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	17,000	17,762
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	11,000	10,766
		28,528
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	21,240
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	149,531
		170,771
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	100,000	94,428
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	59,708
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,475
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	13,753
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	22,800
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	70,000	55,650
		101,678
Telecom Services — 0.2%
GTP Acquisition Partners I LLC Sec. Revenue Notes 3.48% due 06/15/2050*	160,000	160,038
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	19,850
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,445
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	$70,000	$64,141
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,750
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	57,000	57,169
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	121,000	109,733
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	46,523
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	156,000	137,091
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	124,000	106,776
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	23,000	21,567
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	38,226
		618,421
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	76,125
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	100,000	102,853
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,096
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	55,336
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,976
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	138,144
		198,456

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	$10,000	$10,100
Total U.S. Corporate Bonds & Notes (cost $17,291,007)		17,203,221
FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks-Commercial — 1.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	329,841
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	214,250
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,277
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	112,000	124,154
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	206,059
		1,077,581
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,234
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	39,000	38,778
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,343
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	27,938
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	43,288
		232,347
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	53,000	34,185
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	10,000	9,919
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	$5,000	$5,050
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,435
		11,485
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	20,000	19,000
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	225,000	225,895
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	155,136
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	35,000	31,778
		412,809
Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	205,000	143,586
Non-Ferrous Metals — 0.2%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	200,000	192,125
Oil Companies-Exploration & Production — 0.3%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	105,000	115,142
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	35,000	30,100
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,695
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	4,100
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	3,975
Nexen Energy ULC Company Guar. Notes 6.40% due 05/15/2037	45,000	52,926
		210,938
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000	55,747

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		$55,000	$47,986
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		40,000	30,500
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	100,000	92,029
Petroleos de Venezuela Company Guar. Notes 9.75% due 05/17/2035		85,000	30,812
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		75,000	60,187
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	1,000,000	54,422
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,277
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		55,000	51,349
			433,309
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*		5,000	4,750
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		25,000	23,875
			28,625
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*		200,000	198,187
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		20,000	18,775
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		10,000	8,100
ArcelorMittal Senior Notes 7.00% due 02/25/2022		4,000	3,640
			11,740
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		85,000	121,523
Security Description	Principal Amount(11)	Value (Note 2)
Tobacco — 0.3%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	$55,000	$56,057
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	200,000	201,894
		257,951
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,077
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	150,000	145,128
		185,205
Total Foreign Corporate Bonds & Notes (cost $3,763,460)		3,633,524
MUNICIPAL BONDS & NOTES — 0.9%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	100,828
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	69,534
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	29,047
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	7,750
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	93,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	27,900
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	6,928
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	100,828

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds & Notes (continued)
State of California General Obligation Bonds 7.63% due 03/01/2040	$120,000	$172,186
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	25,000	23,420
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	69,120
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	96,484
Total Municipal Bonds & Notes (cost $843,268)		797,025
U.S. GOVERNMENT AGENCIES — 24.4%
Federal Home Loan Mtg. Corp. — 4.7%
1.89% due 02/01/2037 FRS	7,444	7,835
2.50% due 01/01/2028	18,339	18,881
2.50% due 04/01/2028	45,452	46,795
3.00% due 08/01/2027	76,420	79,647
3.00% due 10/01/2042	44,589	45,325
3.00% due 11/01/2042	20,870	21,168
3.00% due 08/01/2043	363,070	368,302
3.00% due October TBA	200,000	202,052
3.50% due 03/01/2042	15,140	15,822
3.50% due 08/01/2042	99,709	104,191
3.50% due 09/01/2043	79,941	83,676
3.50% due October TBA	1,600,000	1,664,750
4.00% due 03/01/2023	21,745	22,727
4.00% due 09/01/2040	8,258	8,820
4.00% due 10/01/2043	98,882	105,401
4.50% due 01/01/2039	4,194	4,543
5.00% due 12/01/2020	7,911	8,359
5.00% due 05/01/2021	102,438	108,866
5.00% due 07/01/2021	30,274	31,641
5.00% due 05/01/2034	55,907	62,065
5.50% due 05/01/2037	13,056	14,449
5.50% due 06/01/2037	6,405	7,222
6.00% due 08/01/2036	15,052	17,035
6.50% due 05/01/2029	2,838	3,245
6.50% due 07/01/2035	3,321	3,972
6.50% due 05/01/2036	109	124
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2
2.39% due 02/25/2024 FRS(5)	250,000	251,797
Series 2014-HQ1, Class M2
2.69% due 08/25/2024 FRS(5)	250,000	253,391
Series 2014-HQ3, Class M2
2.84% due 10/25/2024 FRS(5)	250,000	254,942
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	12,626	12,755
Series 1577, Class PK 6.50% due 09/15/2023(5)	8,853	9,719
Security Description	Principal Amount(11)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 1226, Class Z 7.75% due 03/15/2022(5)	$795	$851
Freddie Mac Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.83% due 03/25/2045*(7)	100,000	101,309
Series 2014-K503, Class B 3.08% due 10/25/2047*(7)	80,000	81,373
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)	70,000	73,582
Series 2010-K8, Class B 5.41% due 09/25/2043*(7)	90,000	100,785
		4,197,417
Federal National Mtg. Assoc. — 15.0%
2.21% due 05/01/2037 FRS	12,267	12,935
2.50% due 04/01/2028	76,045	78,248
2.50% due 02/01/2043	87,932	86,241
2.50% due 03/01/2043	175,975	172,594
2.50% due October TBA	100,000	101,947
2.64% due 03/01/2027	39,648	39,096
2.66% due 03/01/2027	410,000	401,908
2.78% due 03/01/2027	78,000	77,514
2.94% due 10/01/2040 FRS	12,530	13,304
2.97% due 06/01/2027	135,000	136,342
3.00% due 10/01/2027	33,206	34,737
3.00% due 12/01/2027	17,425	18,201
3.00% due 01/01/2028	53,803	56,078
3.00% due October TBA	1,500,000	1,536,891
3.50% due 08/01/2026	34,625	36,636
3.50% due 10/01/2028	127,887	135,535
3.50% due October TBA	4,600,000	4,798,519
4.00% due 11/01/2025	10,910	11,618
4.00% due 09/01/2040	7,687	8,215
4.00% due 12/01/2040	132,907	142,046
4.00% due 11/01/2041	13,033	13,929
4.00% due 01/01/2042	42,245	45,208
4.00% due 12/01/2043	34,718	37,576
4.00% due October TBA	1,200,000	1,280,016
4.50% due 01/01/2039	11,623	12,619
4.50% due 09/01/2039	25,241	27,421
4.50% due 09/01/2040	52,725	57,150
4.50% due 05/01/2041	27,717	30,132
4.50% due October TBA	1,300,000	1,409,220
4.95% due 11/01/2015	47,704	47,603
5.00% due 03/01/2018	13,305	13,821
5.00% due 06/01/2019	4,412	4,619
5.00% due 05/01/2035	538	593
5.00% due 07/01/2040	41,562	45,854
5.00% due October TBA	900,000	991,635
5.50% due 10/01/2021	13,911	15,006
5.50% due 06/01/2022	4,731	5,065
5.50% due 12/01/2029	7,831	8,736
5.50% due 05/01/2034	26,573	29,927
5.50% due 09/01/2035	691,485	780,924
5.50% due 08/01/2037	39,413	43,960
5.50% due 06/01/2038	11,415	12,841
6.00% due 06/01/2017	3,057	3,147

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/2026	$24,711	$27,846
6.00% due 04/01/2027	125,976	141,947
6.00% due 12/01/2033	35,237	40,142
6.00% due 05/01/2034	22,639	25,780
6.50% due 06/01/2035	79,557	90,884
6.50% due 10/01/2037	5,314	6,070
7.00% due 06/01/2037	28,274	33,265
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	16,453	16,452
		13,197,993
Government National Mtg. Assoc. — 4.7%
3.00% due October TBA	200,000	204,090
3.50% due October TBA	1,600,000	1,676,437
4.00% due 09/15/2040	789,601	844,071
4.00% due 11/15/2040	120,167	128,440
4.00% due 09/15/2041	71,519	76,686
4.50% due 02/15/2039	10,894	11,811
4.50% due 06/15/2041	692,205	751,216
4.50% due 08/15/2041	281,674	305,382
5.50% due 05/15/2036	13,392	15,047
6.00% due 09/15/2032	14,263	16,620
6.00% due 12/15/2033	53,775	62,144
7.00% due 07/15/2033	14,015	16,609
7.00% due 11/15/2033	14,875	17,723
8.00% due 11/15/2031	4,848	5,008
8.50% due 11/15/2017	230	238
9.00% due 11/15/2021	202	231
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(5)	210	237
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	11,771	13,775
		4,145,765
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	25,000	25,488
Total U.S. Government Agencies (cost $21,295,905)		21,566,663
U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045(12)	625,000	575,374
2.88% due 05/15/2043	8,000	7,974
3.00% due 05/15/2045	225,000	230,256
4.38% due 11/15/2039	179,300	230,074
		1,043,678
United States Treasury Notes — 4.5%
0.25% due 01/15/2025 TIPS(9)	2,297,328	2,201,936
0.38% due 07/15/2025 TIPS(9)	1,801,402	1,754,750
		3,956,686
Total U.S. Government Treasuries (cost $5,100,398)		5,000,364
Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(9)	BRL	256,428	$62,386
Brazil Notas do Tesouro Nacional Serie B Notes 6.00% due 08/15/2016(9)	BRL	323,909	81,851
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		100,000	96,500
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	3,245,000	13,256
Government of Romania Bonds 5.85% due 04/26/2023	RON	50,000	14,626
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,262,000	37,938
Malaysia Government Bond Senior Bonds 3.49% due 03/31/2020	MYR	190,000	42,696
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(9)	UYU	2,125,987	48,991
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(9)	UYU	2,620,404	73,362
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	743,519	20,535
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	159,623,089	43,321
Republic of Colombia Bonds 3.50% due 03/10/2021(9)	COP	77,013,103	25,256
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	16,200,000	31,625
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	2,900,000	12,159
Republic of Peru Senior Notes 4.13% due 08/25/2027		35,000	34,300
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	286,000	77,875
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	995,000	69,607
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	970,000	66,300
Republic of Turkey Bonds 2.50% due 05/04/2016(9)	TRY	521,782	170,228

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(11)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,375,000	$19,000
Russian Federation Bonds 7.85% due 03/10/2018	RUB	10,000,000	142,676
United Mexican States FRS Bonds 3.07% due 05/28/2020	MXN	3,176,200	186,126
United Mexican States Senior Bonds 4.75% due 03/08/2044		25,000	22,812
United Mexican States Bonds 10.00% due 12/05/2024	MXN	828,800	62,453
Total Foreign Government Obligations (cost $1,642,741)			1,455,879
OPTIONS — PURCHASED†(1)(10) — 0.0%
Call Options-Purchased (cost $649)	HKD	1,485,000	857
Total Long-Term Investment Securities (cost $97,093,635)			98,410,107
REPURCHASE AGREEMENTS(13) — 4.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $260,000 and collateralized by $260,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $265,200		$260,000	260,000
Bank of America Securities LLC Joint Repurchase Agreement		520,000	520,000
Barclays Capital, Inc. Joint Repurchase Agreement		720,000	720,000
BNP Paribas SA Joint Repurchase Agreement		720,000	720,000
Deutsche Bank AG Joint Repurchase Agreement		510,000	510,000
RBS Securities, Inc. Joint Repurchase Agreement		805,000	805,000
Total Repurchase Agreements (cost $3,535,000)			3,535,000
Security Description	Principal Amount(11)	Value (Note 2)
TOTAL INVESTMENTS (cost $100,628,635)(14)	115.5%	$101,945,107
Liabilities in excess of other assets	(15.5)	(13,716,268)
NET ASSETS	100.0%	$88,228,839

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $15,285,018 representing 17.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $6,476 representing 0.0% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	10	$0	$6,469	$646.94	0.00%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Perpetual maturity - maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  Principal amount of security is adjusted for inflation.

(10)  Options Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,485,000	$649	$857	$208

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

COP — Colombian Peso

CRC — Costa Rican Colón

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Myalaysian Ringgit

NGN — Nigerian Naira

PLN — Polish Zloty

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
9	Short	U.S. Long Bonds	December 2015	$1,390,852	$1,416,094	$(25,242)
4	Long	U.S. Treasury 2YR Notes	December 2015	874,312	876,125	1,813
79	Long	U.S. Treasury 5YR Notes	December 2015	9,450,039	9,520,734	70,695
77	Short	U.S. Treasury 10YR Notes	December 2015	9,823,082	9,912,547	(89,465)
14	Long	U.S. Ultra Bonds	December 2015	2,217,139	2,245,688	28,549
						$(13,650)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,072)
	PLN	300,000	USD	79,120	12/16/2015	345	—
	TRY	135,000	USD	43,328	12/16/2015	—	(271)
	USD	16,964	EUR	15,000	03/15/2017	46	—
						391	(7,343)
Barclays Bank PLC	IDR	460,000,000	USD	31,867	05/18/2016	2,976	—
	KES	1,080,000	USD	9,863	12/16/2015	—	(307)
	USD	80,095	MYR	338,000	12/16/2015	—	(3,342)
						2,976	(3,649)
BNP Paribas SA	COP	8,762,000	USD	2,794	12/16/2015	—	(19)
	CZK	1,680,000	USD	69,953	12/16/2015	753	—
	RUB	9,331,000	USD	136,919	12/16/2015	—	(2,115)
	USD	88,738	NGN	16,106,000	10/08/2015	—	(7,958)
	ZAR	846,000	USD	60,199	12/17/2015	—	(41)
						753	(10,133)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CRC	17,357,000	USD	31,930	12/16/2015	$—	$(244)
	EUR	827,000	USD	929,991	10/30/2015	5,514	—
	GBP	100,000	USD	151,882	10/30/2015	627	—
	NGN	16,106,000	USD	70,640	10/08/2015	—	(10,141)
	NGN	3,932,000	USD	17,554	12/16/2015	—	(1,604)
	THB	1,410,000	USD	38,435	12/16/2015	—	(308)
	USD	49,351	KES	5,399,000	12/16/2015	1,488	—
	USD	46,773	RSD	5,000,000	12/16/2015	—	(333)
	UYU	1,525,000	USD	51,338	12/16/2015	917	—
	ZAR	1,263,000	USD	90,435	12/17/2015	502	—
						9,048	(12,630)
Deutsche Bank AG	CNY	295,000	USD	44,765	07/28/2016	—	(414)
	HKD	1,275,000	USD	164,464	12/16/2015	—	(45)
	MYR	675,000	USD	153,165	12/16/2015	—	(113)
	USD	63,485	INR	4,290,000	12/16/2015	1,144	—
						1,144	(572)
Goldman Sachs International	CNY	75,000	USD	11,407	07/28/2016	—	(79)
	COP	80,300,000	USD	25,945	12/16/2015	166	—
	HKD	745,000	USD	96,077	03/03/2016	—	(32)
	HUF	6,900,000	USD	24,465	12/16/2015	—	(124)
	USD	77,523	MYR	338,000	12/16/2015	—	(770)
	USD	20,835	RSD	2,231,000	12/16/2015	—	(114)
	USD	110,649	ZAR	1,572,000	12/17/2015	1,286	—
	USD	58,511	IDR	904,000,000	05/18/2016	—	(1,733)
	ZAR	822,000	USD	57,763	12/17/2015	—	(768)
						1,452	(3,620)
HSBC Bank USA, Inc.	BRL	95,000	USD	23,649	12/02/2015	201	—
	MYR	865,000	USD	199,485	12/16/2015	3,061	—
	TRY	175,000	USD	55,909	12/16/2015	—	(608)
	USD	12,627	HUF	3,500,000	12/16/2015	—	(154)
	UYU	3,060,000	USD	102,882	12/02/2015	1,035	—
						4,297	(762)
JPMorgan Chase Bank	GBP	84,000	USD	128,985	12/16/2015	1,953	—
	IDR	444,000,000	USD	30,674	05/18/2016	2,787	—
	INR	4,290,000	USD	63,944	12/16/2015	—	(685)
	MXN	1,080,000	USD	63,612	12/16/2015	103	—
	RON	60,000	USD	15,098	12/16/2015	—	(55)
	RUB	1,230,000	USD	18,217	12/16/2015	—	(110)
	TRY	190,000	USD	61,685	12/16/2015	324	—
	USD	75,730	MYR	337,000	12/16/2015	796	—
	USD	59,021	CNY	370,000	07/28/2016	—	(2,355)
	ZAR	1,182,000	USD	83,880	12/17/2015	—	(285)
						5,963	(3,490)
Morgan Stanley And Co., Inc.	BRL	1,132,000	USD	275,914	12/02/2015	—	(3,499)
	COP	41,549,000	USD	13,494	12/16/2015	155	—
	TRY	21,000	USD	6,720	12/16/2015	—	(62)
						155	(3,561)
Royal Bank of Canada	MXN	8,072,000	USD	475,828	12/16/2015	1,163	—
	USD	116,560	MXN	1,974,000	12/16/2015	—	(481)
						1,163	(481)
Standard Chartered Bank	KES	4,319,000	USD	39,264	12/16/2015	—	(1,405)
	USD	31,838	MXN	540,000	12/16/2015	—	(84)
						—	(1,489)
State Street Bank and Trust Company	COP	21,989,000	USD	6,991	12/16/2015	—	(69)
	USD	58,350	BRL	245,000	12/02/2015	2,124	—
						2,124	(69)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	USD	84,114	MXN	1,438,000	12/16/2015	$446	$—
	USD	177,726	EUR	155,000	03/15/2017	—	(1,955)
						446	(1,955)
Net Unrealized Appreciation(Depreciation)						$29,912	$(49,754)

BRL — Brazilian Real
CNY — Chinese Yuan
COP — Colombina Peso
CRC — Costa Rican Colon
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
KES — Kenyan Shilling
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	09/20/2020	Goldman Sachs International	4.73%	$165,000	$26,195	$19,889	$6,306
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	09/20/2020	Goldman Sachs International	1.73	65,000	2,223	1,934	289
						$28,418	$21,823	$6,595

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$6,469	$6,469
Other Industries	27,694,673	—	—	27,694,673
Preferred Securities/Capital Securities	—	1,590,898	—	1,590,898
Asset Backed Securities:
Diversified Financial Services	—	19,117,608	342,926	19,460,534
U.S. Corporate Bonds & Notes	—	17,203,221	—	17,203,221
Foreign Corporate Bonds & Notes	—	3,633,524	—	3,633,524
Municipal Bond & Notes	—	797,025	—	797,025
U.S. Government Agencies	—	21,566,663	—	21,566,663
U.S. Government Treasuries	—	5,000,364	—	5,000,364
Foreign Government Obligations	—	1,455,879	—	1,455,879
Options - Purchased	857	—	—	857
Repurchase Agreements	—	3,535,000	—	3,535,000
Total Investments at Value	$27,695,530	$73,900,182	$349,395	$101,945,107
Other Financial Instruments:†
Futures Contracts	$101,057	$—	$—	$101,057
Forward Foreign Currency Contracts	—	29,912	—	29,912
Over the Counter Credit Default Swaps on
Sovereign Issues-Buy Protection	—	6,595	—	6,595
Total Other Financial Instruments	$101,057	$36,507	$—	$137,564
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$114,707	$—	$—	$114,707
Forward Foreign Currency Contracts	—	49,754	—	49,754
Total Other Financial Instruments	$114,707	$49,754	$—	$164,461

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	27.4%
Federal National Mtg. Assoc.	17.8
Government National Mtg. Assoc.	7.7
Diversified Banking Institutions	5.9
Federal Home Loan Mtg. Corp.	5.6
United States Treasury Notes	5.5
Repurchase Agreements	5.0
Banks-Commercial	3.0
Sovereign	2.0
Cable/Satellite TV	1.8
United States Treasury Bonds	1.7
Real Estate Investment Trusts	1.7
Medical-Biomedical/Gene	1.5
Medical-Drugs	1.3
Pipelines	1.1
Banks-Super Regional	1.1
Municipal Bonds & Notes	1.1
Multimedia	1.1
Telephone-Integrated	1.1
Computers	1.0
Auto-Cars/Light Trucks	0.9
Oil Companies-Integrated	0.8
Web Portals/ISP	0.8
Tobacco	0.8
Retail-Drug Store	0.7
Medical-HMO	0.6
Medical-Generic Drugs	0.6
Enterprise Software/Service	0.6
Transport-Rail	0.6
Oil Companies-Exploration & Production	0.5
Medical-Hospitals	0.5
Retail-Building Products	0.5
Retail-Restaurants	0.5
Semiconductor Components-Integrated Circuits	0.5
Cellular Telecom	0.5
Computer Services	0.5
Medical Instruments	0.5
Internet Content-Entertainment	0.4
Finance-Credit Card	0.4
Building Societies	0.4
Insurance-Property/Casualty	0.4
Medical-Wholesale Drug Distribution	0.3
Cosmetics & Toiletries	0.3
Electric-Integrated	0.3
Instruments-Controls	0.3
E-Commerce/Products	0.3
Diversified Manufacturing Operations	0.3
Food-Misc./Diversified	0.3
Medical Products	0.3
Commercial Services-Finance	0.3
Building-Heavy Construction	0.3
Electronic Components-Semiconductors	0.3
Retail-Auto Parts	0.3
Insurance-Multi-line	0.3
Non-Ferrous Metals	0.3
Security Services	0.3
Trucking/Leasing	0.3
Building-Residential/Commercial	0.3
Agricultural Chemicals	0.3
Chemicals-Diversified	0.2
Pharmacy Services	0.2%
Athletic Footwear	0.2
Auto/Truck Parts & Equipment-Original	0.2
Finance-Consumer Loans	0.2
Entertainment Software	0.2
Food-Confectionery	0.2
Metal-Diversified	0.2
Food-Retail	0.2
Apparel Manufacturers	0.2
Industrial Gases	0.2
Insurance Brokers	0.2
E-Commerce/Services	0.2
Building & Construction Products-Misc.	0.2
Finance-Leasing Companies	0.2
Airlines	0.2
Banks-Fiduciary	0.2
Retail-Discount	0.2
Steel-Producers	0.2
Electronic Connectors	0.2
Electronic Components-Misc.	0.2
Insurance-Mutual	0.2
Metal-Copper	0.2
Food-Wholesale/Distribution	0.2
Finance-Investment Banker/Broker	0.1
Containers-Metal/Glass	0.1
Retail-Major Department Stores	0.1
Applications Software	0.1
Data Processing/Management	0.1
Beverages-Non-alcoholic	0.1
Real Estate Operations & Development	0.1
Aerospace/Defense-Equipment	0.1
Cruise Lines	0.1
Rental Auto/Equipment	0.1
Television	0.1
Wireless Equipment	0.1
Electronic Design Automation	0.1
Telecommunication Equipment	0.1
Investment Management/Advisor Services	0.1
Medical Information Systems	0.1
Recreational Vehicles	0.1
Retail-Gardening Products	0.1
Retail-Perfume & Cosmetics	0.1
Machinery-General Industrial	0.1
Hazardous Waste Disposal	0.1
Beverages-Wine/Spirits	0.1
Retail-Catalog Shopping	0.1
Diagnostic Equipment	0.1
Paper & Related Products	0.1
Electronic Forms	0.1
Real Estate Management/Services	0.1
Shipbuilding	0.1
Metal Processors & Fabrication	0.1
Finance-Other Services	0.1
Electronic Measurement Instruments	0.1
Computer Aided Design	0.1
Broadcast Services/Program	0.1
Toys	0.1
Funeral Services & Related Items	0.1
Savings & Loans/Thrifts	0.1
Building Products-Wood	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Advertising Services	0.1%
Internet Content-Information/News	0.1
Transport-Services	0.1
Oil Refining & Marketing	0.1
Brewery	0.1
Oil-Field Services	0.1
Financial Guarantee Insurance	0.1
121.0%
Credit Quality†#
Aaa	51.2%
Aa	3.4
A	7.8
Baa	17.5
Ba	6.6
B	2.0
Caa	1.7
Ca	0.4
Not Rated@	9.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares(12)	Value (Note 2)
COMMON STOCKS — 16.0%
Advertising Services — 0.1%
Nielsen Holdings PLC	1,031	$45,849
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	846	75,286
Airlines — 0.2%
United Continental Holdings, Inc.†	2,497	132,466
Apparel Manufacturers — 0.1%
Carter's, Inc.	899	81,485
Applications Software — 0.1%
NetSuite, Inc.†	606	50,843
ServiceNow, Inc.†	779	54,102
		104,945
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,344	165,272
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,216	92,465
Banks-Commercial — 0.1%
PacWest Bancorp	1,029	44,051
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	2,576	103,349
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	721	69,865
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	3,935	223,823
Time Warner Cable, Inc.	365	65,470
		289,293
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,206	127,631
Chemicals-Diversified — 0.2%
LyondellBasell Industries NV, Class A	880	73,357
PPG Industries, Inc.	1,081	94,793
		168,150
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	2,103	189,522
Computer Aided Design — 0.1%
ANSYS, Inc.†	649	57,203
Computer Services — 0.2%
Amdocs, Ltd.	2,176	123,771
Cognizant Technology Solutions Corp., Class A†	558	34,936
		158,707
Computers — 0.8%
Apple, Inc.	5,395	595,068
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,243	102,617
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,748	110,928
Estee Lauder Cos., Inc., Class A	1,687	136,107
		247,035
Security Description	Shares(12)	Value (Note 2)
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,676	$96,035
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,059	69,036
Colfax Corp.†	2,131	63,738
Dover Corp.	1,450	82,911
		215,685
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	464	237,517
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	105	129,870
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	2,030	121,577
Electronic Components-Semiconductors — 0.3%
Avago Technologies, Ltd.	578	72,256
Freescale Semiconductor, Ltd.†	1,931	70,636
Texas Instruments, Inc.	1,323	65,515
		208,407
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,388	121,692
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,174	86,318
Electronic Forms — 0.1%
Adobe Systems, Inc.†	787	64,707
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	2,072	57,581
Enterprise Software/Service — 0.4%
Oracle Corp.	4,551	164,382
Tyler Technologies, Inc.†	258	38,522
Ultimate Software Group, Inc.†	488	87,357
		290,261
Finance-Credit Card — 0.4%
American Express Co.	1,071	79,393
Visa, Inc., Class A	2,853	198,740
		278,133
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	2,459	64,745
LPL Financial Holdings, Inc.	1,032	41,043
		105,788
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	251	58,982
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	3,869	35,827
Food-Confectionery — 0.2%
Hershey Co.	1,615	148,386
Food-Retail — 0.2%
Kroger Co.	3,980	143,559
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	2,754	107,323

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares(12)	Value (Note 2)
COMMON STOCKS (continued)
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,098	$140,083
Instruments-Controls — 0.3%
Honeywell International, Inc.	1,248	118,173
Sensata Technologies Holding NV†	2,885	127,921
		246,094
Insurance Brokers — 0.1%
Aon PLC	629	55,736
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	3,276	294,512
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	238	45,251
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	225	66,931
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	477	74,746
Medical Information Systems — 0.1%
athenahealth, Inc.†	620	82,677
Medical Instruments — 0.2%
Boston Scientific Corp.†	6,635	108,880
Medical Products — 0.1%
Baxter International, Inc.	2,747	90,239
Medical-Biomedical/Gene — 1.1%
Alder Biopharmaceuticals, Inc.†	1,933	63,325
Amgen, Inc.	1,685	233,069
Biogen, Inc.†	574	167,499
Celgene Corp.†	2,014	217,855
Regeneron Pharmaceuticals, Inc.†	244	113,494
		795,242
Medical-Drugs — 1.0%
AbbVie, Inc.	3,074	167,257
Bristol-Myers Squibb Co.	2,875	170,200
Eli Lilly & Co.	2,248	188,135
Endo International PLC†	1,308	90,618
Ironwood Pharmaceuticals, Inc.†	4,665	48,609
Mallinckrodt PLC†	1,200	76,728
		741,547
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	746	93,108
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,554	60,347
Multimedia — 0.3%
Walt Disney Co.	2,105	215,131
Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp.	558	33,698
Oil Refining & Marketing — 0.1%
Phillips 66	459	35,270
Security Description	Shares(12)	Value (Note 2)
Oil-Field Services — 0.1%
Baker Hughes, Inc.	724	$37,677
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	2,047	165,725
Real Estate Investment Trusts — 0.4%
American Tower Corp.	2,027	178,336
Lexington Realty Trust	3,374	27,329
Simon Property Group, Inc.	301	55,300
		260,965
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	429	61,677
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	689	82,590
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	770	145,938
AutoZone, Inc.†	84	60,802
		206,740
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	3,596	247,836
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,117	68,171
Retail-Discount — 0.2%
Dollar Tree, Inc.†	1,812	120,788
Retail-Gardening Products — 0.1%
Tractor Supply Co.	960	80,947
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,487	106,202
Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	142	102,275
Dunkin' Brands Group, Inc.	1,219	59,731
Starbucks Corp.	3,427	194,791
		356,797
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.	7,161	57,789
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,151	64,595
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(3)	4	2,588
Tobacco — 0.2%
Altria Group, Inc.	2,260	122,944
Toys — 0.1%
Mattel, Inc.	2,499	52,629
Transport-Rail — 0.3%
Kansas City Southern	712	64,707
Union Pacific Corp.	1,500	132,615
		197,322
Web Portals/ISP — 0.8%
Alphabet, Inc., Class C†	894	543,927

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)		Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.		1,297	$88,689
Total Common Stocks (cost $10,757,373)			11,463,997
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(4)	EUR	200,000	217,334
Banco do Brasil SA FRS 6.25% due 04/15/2024(4)		200,000	94,000
Banco Santander SA FRS 6.25% due 03/12/2019(4)	EUR	200,000	210,630
			521,964
Building Societies — 0.4%
Nationwide Building Society FRS 6.88% due 06/20/2019(4)	GBP	175,000	259,079
Diversified Banking Institutions — 0.6%
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(4)	EUR	200,000	228,828
Societe Generale SA FRS 8.25% due 11/29/2018(4)		225,000	234,214
			463,042
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(4)		100,000	108,500
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)		8,000	1
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068		45,000	49,725
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II 9.70% due 04/01/2030		175,000	258,562
Total Preferred Securities/Capital Securities (cost $1,906,345)			1,660,873
ASSET BACKED SECURITIES — 27.3%
Diversified Financial Services — 27.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.36% due 01/25/2037(5)		116,815	112,378
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		7,000	7,032
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.75% due 07/27/2026*(6)		250,000	248,000
Apidos CLO XX FRS Series 2015-20A, Class A1 1.84% due 01/16/2027*(6)		250,000	249,075
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.14% due 04/20/2023*(6)	$204,394	$203,290
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	5,212	4,870
Atrium XI FRS Series 11-A, Class B 2.44% due 10/23/2025*(6)	250,000	246,375
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(7)	125,258	133,379
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.95% due 05/10/2045(7)	76,021	76,747
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	235,000	239,854
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.63% due 02/25/2036(5)	236,943	210,884
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	95,000	100,324
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(7)	60,000	63,366
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	21,250	21,511
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	9,047	9,052
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.41% due 07/15/2025*(6)	250,000	245,125
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.58% due 07/20/2023*(6)	250,000	249,075
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(6)	250,000	248,075
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.62% due 10/15/2026*(6)	250,000	249,900
CD Mtg. Trust VRS Series 2006-CD2, Class A4 5.49% due 01/15/2046(7)	50,337	50,376

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.77% due 04/17/2026*(6)	$250,000	$247,225
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.78% due 01/25/2026*(6)	250,000	248,625
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.81% due 05/24/2026*(6)	250,000	247,825
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	75,000	80,853
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(7)	155,000	168,136
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(7)	41,087	43,869
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(5)	130,017	123,841
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	165,000	170,367
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	149,346	159,252
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	155,000	159,339
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(7)	50,000	52,618
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)(7)	125,000	128,748
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(7)	100,000	104,838
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(7)	165,000	174,986
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	75,000	80,457
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	75,000	80,606
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(7)	60,000	64,611
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(7)	$95,000	$102,477
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(7)	60,109	66,460
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	131,092	136,079
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046(7)	39,005	39,580
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.23% due 12/10/2049(7)	113,813	118,334
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	8,986	9,068
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	99,086	92,641
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	4,820	4,593
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	25,204	25,162
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	1,628	1,627
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(7)	51,709	52,815
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(7)(8)	1,256,538	76,031
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(7)	161,000	168,450
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	65,705	67,674
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	104,947
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.77% due 07/15/2026*(6)	250,000	248,800
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.64% due 04/18/2026*(6)	250,000	247,200

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.31% due 05/25/2035(5)	$213,300	$205,753
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	39,986
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,756
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,043
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,545
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,025
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	50,119
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,021
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.84% due 01/24/2027*(6)	250,000	249,075
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	160,000	161,603
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	40,000	47,116
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	104,963
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(7)	125,000	132,965
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	75,000	80,663
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(7)	87,555	87,558
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.29% due 03/25/2037	271,218	143,268
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.48% due 04/25/2036(5)	17,973	15,179
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(5)	48,610	41,874
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.70% due 04/25/2035(5)	$74,973	$71,266
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(5)	87,826	81,422
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	160,000	160,038
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	195,000	195,459
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.73% due 05/25/2035(5)	115,898	106,725
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	144,110	152,083
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	115,250	125,669
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	186,340	192,562
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(7)	114,327	119,903
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	94,124	101,345
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	65,000	68,533
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(7)	45,000	49,119
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	24,418	25,442
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	98,243	102,412
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(7)	121,669	123,869
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(7)	55,460	59,854

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.79% due 04/18/2026*(6)	$250,000	$248,275
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.79% due 07/20/2026*(6)	250,000	248,100
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.72% due 07/25/2026*(6)	250,000	247,550
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.25% due 07/25/2026*(6)	250,000	245,800
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(5)	33,802	33,946
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.62% due 12/25/2034(5)	59,781	59,134
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(7)	125,000	126,253
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	136,536	141,611
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	60,091	63,577
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(7)	83,951	88,630
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(7)(8)	358,385	24,523
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(7)	135,000	141,861
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	25,000	26,935
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	105,000	109,395
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	166,220	171,189
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	115,000	119,979
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	$74,824	$79,583
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(7)	62,185	67,461
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	56,327	50,981
MortgageIT Trust FRS Series 2005-4, Class A1 0.47% due 10/25/2035(5)	290,749	265,191
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.78% due 08/04/2025*(6)	250,000	248,100
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.65% due 06/25/2036(5)	169,332	128,812
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	16,803	16,676
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	440,000	440,000
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.87% due 02/15/2026*(6)	250,000	248,550
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(6)	215,000	213,302
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*(3)	135,000	135,000
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.75% due 11/20/2023*(6)	200,000	199,700
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.82% due 02/15/2027*(6)	250,000	247,450
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.29% due 02/25/2037	55,174	32,270
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.84% due 04/17/2026*(6)	250,000	248,850
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.74% due 04/30/2027*(6)	250,000	246,925

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(6)	$250,000	$247,675
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.86% due 08/25/2035(5)	165,511	129,118
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	3,053	3,137
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	100,000	100,141
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	35,000	35,246
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	165,000	164,783
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,180
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	100,000	100,648
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.32% due 05/25/2037	139,642	98,628
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.48% due 02/20/2047(5)	143,519	124,407
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.82% due 04/15/2027*(6)	250,000	248,200
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.44% due 11/25/2036	195,000	134,600
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	107,038	107,184
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	110,047
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(5)	100,000	101,139
Symphony CLO, Ltd. FRS Series 2012-10, Class AR 1.56% due 07/23/2023*(6)	250,000	248,700
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.24% due 04/25/2045(5)	$124,406	$124,923
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(6)	250,000	247,625
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	85,000	87,171
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.76% due 04/18/2027*(6)	250,000	247,625
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.69% due 10/14/2026*(6)	250,000	249,775
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(5)	149,242	133,998
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.35% due 09/15/2057(3)(7)(8)	1,000,000	74,028
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	60,000	63,356
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(7)	10,000	8,418
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	137,289	139,582
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	206,387	207,341
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.68% due 11/25/2034(5)	3,238	3,251
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.72% due 10/25/2036(5)	85,678	79,580
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	155,398
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.22% due 02/15/2044*(7)(8)	977,970	24,135
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(7)	95,000	99,420

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	$130,000	$139,418
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	130,000	139,985
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	60,000	64,999
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(7)	55,000	59,936
Total Asset Backed Securities (cost $19,559,259)		19,624,441
U.S. CORPORATE BONDS & NOTES — 23.9%
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	23,000
Agricultural Chemicals — 0.3%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	60,000	55,100
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	125,232
		180,332
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	60,000	61,800
Auto-Cars/Light Trucks — 0.9%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,962
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	199,093
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	101,575
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	74,423
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	125,000	126,293
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	145,319
		657,665
Security Description	Principal Amount(12)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	$70,000	$72,537
Banks-Commercial — 0.7%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	247,523
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	134,875
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	125,000	125,453
		507,851
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	130,000	131,914
Banks-Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	156,246
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	125,000	131,643
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	111,000	113,725
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	75,000	75,757
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	20,000	19,244
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	45,000	44,658
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	155,000	156,369
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	70,000	78,307
		775,949
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	33,950
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	42,926

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	$55,000	$56,650
Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	70,000	70,700
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	63,900
		134,600
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,277
Building-Heavy Construction — 0.3%
SBA Tower Trust Senior Sec. Notes 2.90% due 10/15/2044*	100,000	100,319
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	120,527
		220,846
Building-Residential/Commercial — 0.3%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	80,800
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	65,715
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,394
		182,059
Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	51,563
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	10,000	9,588
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	64,521
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	55,000	55,029
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	$110,000	$109,472
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	145,000	146,283
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	64,601
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	70,000	73,039
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	33,252
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	85,000	80,517
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,841
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	75,991
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,350
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	72,234
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	35,578
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	35,000	33,314
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	61,201
		1,019,374
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	10,000	9,213
Cellular Telecom — 0.3%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	26,233
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	38,480

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	$35,000	$35,612
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	8,724
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	91,462
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,038
		215,549
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	124,000	25,730
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	33,600
Computer Services — 0.3%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	90,000	89,949
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	90,000	89,885
		179,834
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	75,000	63,494
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	90,000	95,442
		158,936
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,094
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	70,139
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	34,650
		104,789
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,100
Security Description	Principal Amount(12)	Value (Note 2)
Decision Support Software (continued)
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	$10,000	$10,075
		20,175
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	40,000	40,372
Danaher Corp. Senior Notes 3.35% due 09/15/2025	25,000	25,502
		65,874
Diversified Banking Institutions — 5.0%
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	140,000	139,900
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	36,858
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	125,000	134,718
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	200,000	230,048
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	139,704
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,942
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	148,544
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	75,000	75,430
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	115,000	114,380
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	100,000	99,745
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	170,000	184,906
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	25,000	30,184
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,633
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	40,000	40,109

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	$40,000	$40,204
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	195,000	191,911
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	73,617
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,388
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,940
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	66,321
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	40,859
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	66,803
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	150,000	151,284
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,011
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	290,000	288,813
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	59,272
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,166
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	198,057
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	136,585
Morgan Stanley Senior Notes 1.88% due 01/05/2018	125,000	125,323
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	77,046
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,100
Morgan Stanley Senior Notes 4.30% due 01/27/2045	100,000	95,038
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	$77,000	$77,396
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,654
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,265
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	111,353
		3,572,507
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	13,033
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,225
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,633
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,432
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	67,800
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,613
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	101,442
		246,920
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 05/15/2022	120,000	118,255
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	152,612
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	23,234
Navient Corp. Senior Notes 7.25% due 01/25/2022	10,000	8,750
Navient Corp. Senior Notes 8.45% due 06/15/2018	120,000	123,375
		155,359

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	$10,000	$11,195
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,025
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	1
		12,222
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	125,625
Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	150,000	150,209
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	75,000	75,491
		225,700
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,300
		50,900
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	70,700
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	10,000	10,038
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,060
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,362
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	6,370
		18,792
Security Description	Principal Amount(12)	Value (Note 2)
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	$50,000	$51,112
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	29,975
		81,087
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,150
Insurance-Multi-line — 0.2%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	95,000	143,891
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	118,649
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,900
Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	90,000	91,212
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	60,000	60,654
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	50,000	51,555
		203,421
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	21,000	21,100
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	134,729
Medical-Biomedical/Gene — 0.4%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	90,134
Gilead Sciences, Inc. Senior Notes 1.85% due 09/04/2018	75,000	75,524
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	60,000	60,470
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	25,000	25,022
		251,150

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	$75,000	$74,792
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	40,000	38,612
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	74,107
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	14,850
		202,361
Medical-HMO — 0.6%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,266
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	75,000	77,952
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	75,421
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	75,000	75,778
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,087
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,850
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	21,112
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,600
		439,066
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	30,525
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	54,862
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,363
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,375
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,600
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	$9,000	$9,090
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	135,000	142,425
		296,240
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,032
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	139,935
McKesson Corp. Senior Notes 1.40% due 03/15/2018	80,000	79,285
		249,252
Metal-Copper — 0.2%
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	70,000	54,600
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	26,000	19,669
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	45,000	36,533
		110,802
Multimedia — 0.8%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	114,283
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	220,000	268,943
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	165,337
		548,563
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	13,163
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	30,625
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	23,297
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	87,798

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co Senior Notes 6.13% due 11/15/2022	$10,000	$9,260
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,025
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	8,600
		176,768
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	65,000	63,500
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	25,000	24,362
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	53,297
		141,159
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,800
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,700
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	33,250
		36,950
Pipelines — 1.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	15,000	12,750
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,601
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,500
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	125,370
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	15,000	13,801
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	154,667
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	$60,000	$50,359
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	75,000	59,508
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,589
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	20,000	18,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 06/01/2025	10,000	9,198
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	50,000	51,239
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	40,931
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,375
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	124,638
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	68,046
		786,452
Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	138,966
American Tower Corp. Senior Notes 3.45% due 09/15/2021	75,000	75,339

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Duke Realty LP Senior Notes 3.75% due 12/01/2024	$30,000	$29,522
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	55,000	55,962
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	24,452
HCP, Inc. Senior Notes 4.00% due 06/01/2025	75,000	73,481
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	52,693
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	120,726
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,051
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	30,737
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,603
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	53,944
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	75,000	78,441
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	116,000	127,123
		932,040
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,366
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	55,959
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,531
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	18,700
		89,190
Security Description	Principal Amount(12)	Value (Note 2)
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	$30,000	$29,550
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	70,000	70,504
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	40,000	40,414
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	15,000	15,173
		126,091
Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	10,000	10,375
Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	160,000	162,561
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	75,000	77,311
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	85,000	91,371
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,791	9,679
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,730	14,612
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	120,732	143,179
		498,713
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	77,812
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	44,000	49,632
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	9,000	9,404
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,872
		15,276

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.3%
ADT Corp. Senior Notes 3.50% due 07/15/2022	$18,000	$15,930
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	170,156
		186,086
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	100,000	94,428
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	60,755
Steel-Producers — 0.2%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	9,475
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	13,753
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	22,800
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	85,000	67,575
		113,603
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	19,850
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	27,444
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	64,141
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	9,750
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	78,000	78,231
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	98,851
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	55,827
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	121,000	106,333
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	$121,000	$104,193
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	26,000	24,381
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	47,328
		616,479
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	86,275
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	9,970
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	105,000	107,996
		117,966
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,108
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	45,000	45,275
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	138,144
		183,419
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,100
Total U.S. Corporate Bonds & Notes (cost $17,303,355)		17,170,016
FOREIGN CORPORATE BONDS & NOTES — 5.1%
Banks-Commercial — 1.5%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	346,063
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	214,250
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,277
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	111,000	123,046

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	$200,000	$206,059
		1,092,695
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,234
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000	29,829
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,343
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,969
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	37,877
		204,018
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	51,000	32,895
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	15,000	14,878
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,050
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,217
		8,267
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	18,000	17,100
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	250,000	250,995
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	155,136
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	35,000	31,778
		437,909
Security Description	Principal Amount(12)		Value (Note 2)
Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		$205,000	$143,586
Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*		200,000	192,125
Oil Companies-Exploration & Production — 0.3%
Encana Corp. Senior Notes 6.50% due 05/15/2019		105,000	115,142
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		45,000	38,700
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	4,695
Nexen Energy ULC Company Guar. Notes 6.40% due 05/15/2037		40,000	47,046
			205,583
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		55,000	55,747
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		55,000	47,986
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		40,000	30,500
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029	GBP	100,000	92,029
Petroleos de Venezuela SA Company Guar. Notes 9.75% due 05/17/2035		85,000	30,812
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		81,000	65,002
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	1,000,000	54,422
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,277
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		55,000	51,349
			438,124
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		5,000	4,750

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	$25,000	$23,875
		28,625
Semiconductor Components-Integrated Circuits — 0.3%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	198,187
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	18,775
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	12,150
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	1,820
		13,970
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 8.75% due 06/15/2030	100,000	142,968
Tobacco — 0.4%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	56,057
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	200,000	201,894
		257,951
Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,077
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	150,000	145,128
		185,205
Total Foreign Corporate Bonds & Notes (cost $3,793,388)		3,667,095
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	100,828
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	55,000	76,487
Security Description	Principal Amount(12)	Value (Note 2)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$18,000	$19,365
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	7,750
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	77,500
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	34,100
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	6,928
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	6,965
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	158,444
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	64,570
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,317
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	18,736
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	79,754
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	112,565
Total Municipal Bonds & Notes (cost $797,271)		771,309
U.S. GOVERNMENT AGENCIES — 31.1%
Federal Home Loan Mtg. Corp. — 5.6%
1.89% due 02/01/2037 FRS	3,536	3,722
2.50% due 01/01/2028	10,480	10,789
2.50% due 04/01/2028	22,726	23,398

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 08/01/2027	$15,944	$16,618
3.00% due 10/01/2042	24,939	25,351
3.00% due 11/01/2042	8,830	8,955
3.00% due 02/01/2043	42,081	42,664
3.00% due 08/01/2043	84,589	85,954
3.00% due October TBA	500,000	505,129
3.50% due 02/01/2042	11,266	11,735
3.50% due 03/01/2042	6,056	6,329
3.50% due 09/01/2043	44,412	46,487
3.50% due October TBA	1,800,000	1,872,844
4.00% due 03/01/2023	10,872	11,363
4.00% due 10/01/2043	19,016	20,269
4.50% due 01/01/2039	1,900	2,058
5.00% due 12/01/2020	2,803	3,008
5.00% due 07/01/2021	12,658	13,561
5.00% due 05/01/2034	19,099	21,236
5.50% due 07/01/2034	8,137	9,013
5.50% due 07/01/2035	11,703	13,010
5.50% due 04/01/2037	4,979	5,516
5.50% due 05/01/2037	4,590	5,079
5.50% due 08/01/2037	22,653	25,314
6.00% due 08/01/2036	5,017	5,678
6.50% due 05/01/2029	3,794	4,337
6.50% due 11/01/2034	4,287	4,901
6.50% due 05/01/2036	43	50
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.39% due 02/25/2024(5)	250,000	251,796
Series 2014-HQ1, Class M2 2.69% due 08/25/2024(5)	250,000	253,391
Series 2014-HQ3, Class M2 2.84% due 10/25/2024(5)	250,000	254,942
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	1,742	1,759
Series 1577, Class PK 6.50% due 09/15/2023(5)	14,165	15,551
Series 1226, Class Z 7.75% due 03/15/2022(5)	1,112	1,192
Freddie Mac Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.83% due 03/25/2045*(7)	100,000	101,309
Series 2014-K503, Class B 3.08% due 10/25/2047*(7)	90,000	91,544
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)	75,000	78,838
Series 2010-K8, Class B 5.41% due 09/25/2043*(7)	100,000	111,983
		3,966,673
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. — 17.8%
2.21% due 05/01/2037 FRS	$6,022	$6,350
2.50% due 02/01/2043	175,864	172,482
2.50% due 03/01/2043	177,263	173,863
2.50% due October TBA	200,000	203,894
2.64% due 03/01/2027	39,648	39,096
2.66% due 03/01/2027	415,000	406,810
2.78% due 03/01/2027	76,000	75,526
2.94% due 10/01/2040 FRS	5,967	6,335
2.97% due 06/01/2027	135,000	136,342
3.00% due 01/01/2028	20,176	21,029
3.00% due October TBA	1,500,000	1,539,680
3.50% due 08/01/2026	2,493	2,638
3.50% due 10/01/2028	36,865	39,003
3.50% due October TBA	4,500,000	4,694,203
4.00% due 11/01/2040	89,705	95,865
4.00% due 11/01/2041	5,120	5,472
4.00% due 10/01/2043	92,035	98,554
4.00% due 11/01/2043	13,003	13,879
4.00% due 12/01/2043	51,653	55,906
4.00% due October TBA	1,300,000	1,386,684
4.50% due 01/01/2039	4,649	5,047
4.50% due 06/01/2039	59,704	65,346
4.50% due 05/01/2041	14,479	15,741
4.50% due October TBA	1,500,000	1,626,023
4.95% due 11/01/2015	47,704	47,603
5.00% due 03/01/2018	4,967	5,160
5.00% due 06/01/2019	2,206	2,309
5.00% due 07/01/2040	43,365	47,872
5.50% due 06/01/2020	73,239	77,294
5.50% due 07/01/2020	12,356	12,962
5.50% due 03/01/2021	30,446	32,471
5.50% due 04/01/2021	23,311	24,586
5.50% due 06/01/2021	67,462	72,462
5.50% due 10/01/2021	43,943	46,776
5.50% due 12/01/2021	74,144	78,703
5.50% due 06/01/2022	103,778	112,214
5.50% due 12/01/2029	2,526	2,818
5.50% due 05/01/2034	5,275	5,941
5.50% due 06/01/2036	333,444	375,199
5.50% due 08/01/2037	13,138	14,653
5.50% due 06/01/2038	1,370	1,541
5.50% due October TBA	400,000	446,789
6.00% due 06/01/2017	1,528	1,573
6.00% due 06/01/2026	24,711	27,847
6.00% due 03/01/2027	30,217	34,048
6.00% due 12/01/2033	3,129	3,564
6.00% due 05/01/2034	12,875	14,661
6.00% due 08/01/2034	1,081	1,227
6.00% due 06/01/2040	7,759	8,754
6.00% due October TBA	300,000	338,515
6.50% due 08/01/2016	617	626

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 11/01/2035	$10,397	$12,581
6.50% due 10/01/2037	3,020	3,450
7.00% due 06/01/2037	28,274	33,265
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	11,347	11,347
		12,784,579
Government National Mtg. Assoc. — 7.7%
3.00% due October TBA	200,000	204,090
3.50% due October TBA	1,600,000	1,676,437
4.00% due 10/15/2040	31,774	34,008
4.00% due 11/15/2040	431,566	461,334
4.00% due 02/15/2041	23,131	24,735
4.00% due 07/15/2041	380,955	407,185
4.00% due 09/15/2041	23,408	25,020
4.00% due 10/15/2041	15,677	16,757
4.00% due 11/15/2041	329,975	351,936
4.50% due 06/15/2041	560,357	608,127
5.00% due 01/15/2033	3,605	4,012
5.00% due 12/15/2038	136,752	151,553
5.00% due 04/15/2039	176,403	195,890
5.00% due 01/15/2040	57,766	64,936
5.00% due 04/15/2041	153,032	169,601
5.00% due October TBA	700,000	769,234
5.50% due 04/15/2036	89,142	100,190
6.00% due 02/15/2033	48,751	54,774
6.50% due 07/15/2028	107,301	123,034
6.50% due 08/15/2028	6,628	7,600
6.50% due 09/15/2028	17,325	20,491
6.50% due 11/15/2028	20,070	23,752
7.00% due 01/15/2033	8,829	10,493
7.00% due 05/15/2033	12,709	15,312
7.00% due 11/15/2033	5,816	6,929
8.00% due 02/15/2030	2,028	2,324
8.50% due 11/15/2017	238	247
9.00% due 11/15/2021	228	260
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(5)	451	510
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	4,316	5,051
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	2,673	3,104
		5,538,926
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	12,234
Total U.S. Government Agencies (cost $22,065,884)		22,302,412
U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.7%
2.50% due 02/15/2045(9)	625,000	575,374
3.00% due 11/15/2044	250,000	255,293
Security Description	Principal Amount(12)		Value (Note 2)
United States Treasury Bonds (continued)
3.00% due 05/15/2045		$370,000	$378,643
			1,209,310
United States Treasury Notes — 5.5%
0.25% due 01/15/2025 TIPS(10)		2,292,290	2,197,107
0.38% due 07/15/2025 TIPS(10)		1,776,243	1,730,242
			3,927,349
Total U.S. Government Treasuries (cost $5,285,170)			5,136,659
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Sovereign — 2.0%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(10)	BRL	321,210	81,169
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(10)	BRL	253,729	61,730
Dominican Republic Senior Notes 5.50% due 01/27/2025*		100,000	96,500
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	3,195,000	13,052
Government of Romania Bonds 5.85% due 04/26/2023	RON	40,000	11,701
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	1,245,000	37,427
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	190,000	42,695
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	2,107,089	48,555
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(10)	UYU	2,911,560	81,514
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	729,750	20,154
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	160,070,840	43,442
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	76,117,602	24,963
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	16,250,000	31,722

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	3,000,000	$12,578
Republic of Peru Senior Notes 4.13% due 08/25/2027		35,000	34,300
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	280,000	76,241
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	980,000	68,558
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	970,000	66,300
Republic of Turkey Bonds 2.50% due 05/04/2016(10)	TRY	514,731	167,927
Russian Federation Bonds 7.50% due 02/27/2019	RUB	1,350,000	18,655
Russian Federation Senior Notes 7.85% due 03/10/2018	RUB	10,000,000	142,676
United Mexican States FRS Bonds 3.07% due 05/28/2020	MXN	2,752,200	161,280
United Mexican States Senior Notes 4.75% due 03/08/2044		25,000	22,812
United Mexican States Bonds 10.00% due 12/05/2024	MXN	816,300	61,512
Total Foreign Government Obligations (cost $1,622,588)			1,427,463
OPTIONS — PURCHASED†(1)(11) — 0.0%
Call Options-Purchased (cost $654)	HKD	1,495,000	863
Total Long-Term Investment Securities (cost $83,091,287)			83,225,128
REPURCHASE AGREEMENTS — 5.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $233,000 and collateralized by $235,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $239,700		$233,000	233,000
Bank of America Securities LLC Joint Repurchase Agreement(13)		530,000	530,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		730,000	730,000
BNP Paribas SA Joint Repurchase Agreement(13)		730,000	730,000
Security Description	Principal Amount(12)	Value (Note 2)
Deutsche Bank AG Joint Repurchase Agreement(13)	$520,000	$520,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	830,000	830,000
Total Repurchase Agreements (cost $3,573,000)		3,573,000
TOTAL INVESTMENTS (cost $86,664,287)(14)	121.0%	86,798,128
Liabilities in excess of other assets	(21.0)	(15,053,737)
NET ASSETS	100.0%	$71,744,391

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $15,211,102 representing 21.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $2,591 representing 0.0% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,588	$646.94	0.00%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2015	Appreciation (Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International	March 2016	$7.75	HKD	1,495,000	$654	$863	$209

(11)  Options — Purchased

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CRC — Costa Rican Colón

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	U.S. Treasury 2YR Notes	December 2015	$874,313	$876,125	$1,812
95	Long	U.S. Treasury 5YR Notes	December 2015	11,363,921	11,448,984	85,063
83	Short	U.S. Treasury 10YR Notes	December 2015	10,588,460	10,684,953	(96,493)
4	Short	U.S. Long Bonds	December 2015	618,156	629,375	(11,219)
8	Long	U.S. Ultra Bonds	December 2015	1,266,936	1,283,250	16,314
						$(4,523)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(7,072)
	PLN	290,000	USD	76,482	12/16/2015	334	—
	TRY	135,000	USD	43,328	12/16/2015	—	(271)
	USD	16,964	EUR	15,000	03/15/2017	46	—
						380	(7,343)
Barclays Bank PLC	IDR	451,000,000	USD	31,244	05/18/2016	2,917	—
	KES	1,063,000	USD	9,708	12/16/2015	—	(302)
	USD	78,910	MYR	333,000	12/16/2015	—	(3,292)
						2,917	(3,594)
BNP Paribas SA	COP	8,738,000	USD	2,786	12/16/2015	—	(19)
	CZK	1,690,000	USD	70,370	12/16/2015	757	—
	RUB	9,331,000	USD	136,919	12/16/2015	—	(2,115)
	USD	98,567	NGN	17,890,000	10/08/2015	—	(8,839)
	ZAR	832,000	USD	59,203	12/17/2015	—	(40)
						757	(11,013)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CRC	17,458,000	USD	32,116	12/16/2015	$—	$(245)
	EUR	617,000	USD	693,839	10/30/2015	4,114	—
	GBP	174,000	USD	264,275	10/30/2015	1,091	—
	NGN	17,890,000	USD	78,465	10/08/2015	—	(11,263)
	NGN	3,871,000	USD	17,281	12/16/2015	—	(1,579)
	THB	1,390,000	USD	37,890	12/16/2015	—	(301)
	USD	48,601	KES	5,317,000	12/16/2015	1,465	—
	USD	56,127	RSD	6,000,000	12/16/2015	—	(400)
	UYU	1,640,000	USD	55,210	12/16/2015	986	—
	ZAR	1,264,000	USD	90,506	12/17/2015	503	—
						8,159	(13,788)
Deutsche Bank AG	CNY	290,000	USD	44,006	07/28/2016	—	(407)
	HKD	1,255,000	USD	161,884	12/16/2015	—	(44)
	MYR	665,000	USD	150,896	12/16/2015	—	(112)
	USD	62,597	INR	4,230,000	12/16/2015	1,128	—
						1,128	(563)
Goldman Sachs International	CNY	80,000	USD	12,167	07/28/2016	—	(85)
	COP	79,100,000	USD	25,557	12/16/2015	164	—
	HKD	750,000	USD	96,722	03/03/2016	—	(33)
	HUF	7,100,000	USD	25,175	12/16/2015	—	(128)
	USD	76,376	MYR	333,000	12/16/2015	—	(759)
	USD	11,543	RSD	1,236,000	12/16/2015	—	(63)
	USD	109,945	ZAR	1,562,000	12/17/2015	1,278	—
	USD	57,670	IDR	891,000,000	05/18/2016	—	(1,708)
	ZAR	809,000	USD	56,849	12/17/2015	—	(757)
						1,442	(3,533)
HSBC Bank USA, N.A.	BRL	125,000	USD	31,118	12/02/2015	264	—
	MYR	855,000	USD	197,174	12/16/2015	3,021	—
	TRY	175,000	USD	55,909	12/16/2015	—	(608)
	USD	12,627	HUF	3,500,000	12/16/2015	—	(154)
	UYU	3,200,000	USD	107,589	12/02/2015	1,082	—
						4,367	(762)
JPMorgan Chase Bank	IDR	440,000,000	USD	30,397	05/18/2016	2,762	—
	INR	4,230,000	USD	63,050	12/16/2015	—	(676)
	RON	50,000	USD	12,582	12/16/2015	—	(46)
	RUB	1,210,000	USD	17,921	12/16/2015	—	(109)
	TRY	183,000	USD	59,412	12/16/2015	312	—
	USD	74,607	MYR	332,000	12/16/2015	784	—
	USD	59,021	CNY	370,000	07/28/2016	—	(2,356)
	GBP	84,000	USD	128,985	12/16/2015	1,953	—
	MXN	1,070,000	USD	63,023	12/16/2015	103	—
	ZAR	1,179,000	USD	83,665	12/17/2015	—	(287)
						5,914	(3,474)
Morgan Stanley and Co., Inc.	BRL	1,095,000	USD	266,925	12/02/2015	—	(3,355)
	COP	41,434,000	USD	13,457	12/16/2015	156	—
	TRY	28,000	USD	8,960	12/16/2015	—	(83)
						156	(3,438)
Royal Bank of Canada	MXN	7,652,000	USD	451,070	12/16/2015	1,102	—
	USD	116,560	MXN	1,974,000	12/16/2015	—	(481)
						1,102	(481)
Standard Chartered Bank	KES	4,254,000	USD	38,673	12/16/2015	—	(1,384)
	USD	31,838	MXN	540,000	12/16/2015	—	(84)
						—	(1,468)
State Street Bank and Trust Co.	COP	21,928,000	USD	6,971	12/16/2015	—	(68)
	USD	57,874	BRL	243,000	12/02/2015	2,106	—
						2,106	(68)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	USD	84,114	MXN	1,438,000	12/16/2015	$446	$—
	USD	63,064	EUR	55,000	03/15/2017	—	(694)
						446	(694)
Net Unrealized Appreciation(Depreciation)						$28,874	$(50,219)

BRL — Brazilian Real
CNY — Chinese Yuan
COP — Colombina Peso
CRC — Costa Rican Colon
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
KES — Kenyan Shilling
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	09/20/2020	Goldman Sachs International	4.73%	165,000	$26,195	$19,890	$6,305
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	09/20/2020	Goldman Sachs International	1.73	65,000	2,223	1,934	289
						$28,418	$21,824	$6,594

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,588	$2,588
Other Industries	11,461,409	—	—	11,461,409
Preferred Securities/Capital Securities	—	1,660,873	—	1,660,873
Asset Backed Securities:
Diversified Financial Services	—	19,286,665	337,776	19,624,441
U.S. Corporate Bonds & Notes	—	17,170,016	—	17,170,016
Foreign Corporate Bonds & Notes	—	3,667,095	—	3,667,095
Municipal Bond & Notes	—	771,309	—	771,309
U.S. Government Agencies	—	22,302,412	—	22,302,412
U.S. Government Treasuries	—	5,136,659	—	5,136,659
Foreign Government Obligations	—	1,427,463	—	1,427,463
Options - Purchased	863	—	—	863
Repurchase Agreements	—	3,573,000	—	3,573,000
Total Investments at Value	$11,462,272	$74,995,492	$340,364	$86,798,128
Other Financial Instruments:†
Futures Contracts	$103,189	$—	$—	$103,189
Forward Foreign Currency Contracts	—	28,874	—	28,874
Over the Counter Credit Default Swaps on
Sovereign Issues-Buy Protection	—	6,594	—	6,594
Total Other Financial Instruments	$103,189	$35,468	$—	$138,657
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$107,712	$—	$—	$107,712
Forward Foreign Currency Contracts	—	50,219	—	50,219
Total Other Financial Instruments	$107,712	$50,219	$—	$157,931

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Repurchase Agreements	7.1%
Diversified Banking Institutions	4.4
Medical-Drugs	4.1
Medical-Biomedical/Gene	2.7
Computers	2.7
Exchange-Traded Funds	2.4
Banks-Commercial	2.4
Real Estate Investment Trusts	2.3
Retail-Building Products	2.2
Electric-Integrated	2.2
Diversified Financial Services	1.9
Aerospace/Defense	1.9
Federal National Mtg. Assoc.	1.8
United States Treasury Notes	1.5
Beverages-Non-alcoholic	1.5
Telephone-Integrated	1.5
Banks-Fiduciary	1.5
Medical-HMO	1.4
Oil Companies-Exploration & Production	1.4
Medical-Wholesale Drug Distribution	1.4
Web Portals/ISP	1.4
Insurance-Multi-line	1.4
Oil-Field Services	1.3
Oil Refining & Marketing	1.2
Insurance-Life/Health	1.2
E-Commerce/Products	1.2
Retail-Drug Store	1.2
Enterprise Software/Service	1.1
Airlines	1.1
Computer Services	1.1
Transport-Services	1.0
Chemicals-Diversified	1.0
Real Estate Management/Services	0.9
Food-Misc./Diversified	0.9
Auto/Truck Parts & Equipment-Original	0.9
Semiconductor Components-Integrated Circuits	0.9
Broadcast Services/Program	0.9
Oil Companies-Integrated	0.9
Athletic Footwear	0.9
Hotels/Motels	0.8
Machinery-General Industrial	0.7
Agricultural Operations	0.7
Applications Software	0.7
Multimedia	0.7
Building-Heavy Construction	0.7
Consumer Products-Misc.	0.6
Food-Retail	0.6
Electronic Components-Semiconductors	0.6
Telecommunication Equipment	0.6
Coatings/Paint	0.5
Gas-Distribution	0.5
Containers-Paper/Plastic	0.5
Electronics-Military	0.5
Computers-Memory Devices	0.5
Cosmetics & Toiletries	0.5
Television	0.5
Oil Field Machinery & Equipment	0.5
Disposable Medical Products	0.5
Cellular Telecom	0.5
Auto-Cars/Light Trucks	0.5
Containers-Metal/Glass	0.4%
Diversified Manufacturing Operations	0.4
Banks-Super Regional	0.4
Retail-Regional Department Stores	0.4
Insurance-Reinsurance	0.4
Tobacco	0.4
Office Automation & Equipment	0.4
U.S. Government Treasuries	0.4
Apparel Manufacturers	0.4
Cable/Satellite TV	0.4
Retail-Apparel/Shoe	0.4
Electronic Components-Misc.	0.3
Real Estate Operations & Development	0.3
Radio	0.3
United States Treasury Bonds	0.3
Electronic Measurement Instruments	0.3
Internet Security	0.3
Human Resources	0.3
E-Commerce/Services	0.3
Insurance-Property/Casualty	0.3
Rubber-Tires	0.3
Retail-Restaurants	0.3
Consulting Services	0.3
Pipelines	0.2
Printing-Commercial	0.2
Medical-Hospitals	0.2
Commercial Services-Finance	0.2
Medical Products	0.2
Building-Residential/Commercial	0.2
Engineering/R&D Services	0.2
Retail-Catalog Shopping	0.2
Aerospace/Defense-Equipment	0.2
Data Processing/Management	0.2
Building & Construction Products-Misc.	0.2
Steel-Producers	0.2
Semiconductor Equipment	0.2
Energy-Alternate Sources	0.2
Communications Software	0.2
Paper & Related Products	0.2
Auction Houses/Art Dealers	0.2
Home Furnishings	0.2
Finance-Other Services	0.2
Electric-Generation	0.2
Finance-Mortgage Loan/Banker	0.2
Independent Power Producers	0.2
Satellite Telecom	0.2
Transport-Rail	0.2
Casino Hotels	0.2
Theaters	0.2
Distribution/Wholesale	0.2
Resorts/Theme Parks	0.1
Telecom Services	0.1
Finance-Leasing Companies	0.1
Audio/Video Products	0.1
Investment Companies	0.1
Medical-Outpatient/Home Medical	0.1
Machinery-Electrical	0.1
Computer Software	0.1
Finance-Consumer Loans	0.1
Transport-Marine	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Machinery-Farming	0.1%
Private Equity	0.1
Food-Meat Products	0.1
Retail-Major Department Stores	0.1
Entertainment Software	0.1
Internet Application Software	0.1
Federal Home Loan Mtg. Corp.	0.1
Motion Pictures & Services	0.1
Commercial Services	0.1
Rental Auto/Equipment	0.1
Office Supplies & Forms	0.1
Medical Instruments	0.1
Shipbuilding	0.1
Beverages-Wine/Spirits	0.1
Chemicals-Specialty	0.1
Finance-Investment Banker/Broker	0.1
Rubber/Plastic Products	0.1
Machine Tools & Related Products	0.1
Travel Services	0.1
Petrochemicals	0.1
Finance-Auto Loans	0.1
Security Services	0.1
Brewery	0.1
Diversified Minerals	0.1
Retail-Discount	0.1
Publishing-Newspapers	0.1
Metal-Diversified	0.1
Metal Processors & Fabrication	0.1
Soap & Cleaning Preparation	0.1
Schools	0.1
Diagnostic Kits	0.1
Electric Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Retail-Hypermarkets	0.1
Computers-Integrated Systems	0.1
Savings & Loans/Thrifts	0.1
Building Products-Cement	0.1
Retail-Misc./Diversified	0.1
Diversified Operations	0.1
Networking Products	0.1
Gambling (Non-Hotel)	0.1
Municipal Bonds & Notes	0.1
X-Ray Equipment	0.1
Pharmacy Services	0.1
Chemicals-Plastics	0.1
Recreational Vehicles	0.1
Medical-Generic Drugs	0.1
Therapeutics	0.1
Racetracks	0.1
Agricultural Chemicals	0.1
Power Converter/Supply Equipment	0.1
Footwear & Related Apparel	0.1
Food-Flour & Grain	0.1
Insurance-Mutual	0.1
Drug Delivery Systems	0.1
Import/Export	0.1
Water Treatment Systems	0.1
Advertising Services	0.1
Internet Financial Services	0.1%
Batteries/Battery Systems	0.1
Electronic Design Automation	0.1
Non-Ferrous Metals	0.1
MRI/Medical Diagnostic Imaging	0.1
Lighting Products & Systems	0.1
101.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 78.2%
Advertising Agencies — 0.0%
WPP PLC(1)	1,767	$36,797
Advertising Services — 0.1%
Publicis Groupe SA(1)	983	67,159
Vertis Holdings, Inc.†(2)	99	0
		67,159
Aerospace/Defense — 1.9%
BAE Systems PLC(1)	14,893	101,112
Cubic Corp.	1,199	50,286
General Dynamics Corp.	8,600	1,186,370
Northrop Grumman Corp.	6,100	1,012,295
Spirit AeroSystems Holdings, Inc., Class A†	3,900	188,526
Thales SA(1)	200	13,934
		2,552,523
Aerospace/Defense-Equipment — 0.1%
Airbus Group SE(1)	869	51,615
Orbital ATK, Inc.	1,178	84,663
Triumph Group, Inc.	671	28,236
		164,514
Agricultural Chemicals — 0.1%
PhosAgro OAO(1)	3,306	45,652
Syngenta AG(1)	24	7,708
Yara International ASA(1)	415	16,584
		69,944
Agricultural Operations — 0.7%
Andersons, Inc.	654	22,275
Bunge, Ltd.	12,600	923,580
		945,855
Airlines — 1.1%
ANA Holdings, Inc.(1)	42,000	118,107
Delta Air Lines, Inc.	23,300	1,045,471
International Consolidated Airlines Group SA†(1)	10,947	97,804
Japan Airlines Co., Ltd.(1)	300	10,591
Qantas Airways, Ltd.†(1)	14,564	38,134
Ryanair Holdings PLC ADR	1,865	146,029
Turk Hava Yollari AO†(1)	13,966	36,819
		1,492,955
Airport Development/Maintenance — 0.0%
Aena SA†*(1)	70	7,730
TAV Havalimanlari Holding AS†(1)	3,885	30,521
		38,251
Apparel Manufacturers — 0.4%
Carter's, Inc.	4,200	380,688
G-III Apparel Group, Ltd.†	451	27,809
Moncler SpA(1)	1,030	18,469
Oxford Industries, Inc.	665	49,130
Sequential Brands Group, Inc.†	1,352	19,563
		495,659
Security Description	Shares	Value (Note 2)
Applications Software — 0.7%
Constant Contact, Inc.†	569	$13,792
inContact, Inc.†	2,839	21,321
Intuit, Inc.	6,600	585,750
Microsoft Corp.	5,272	233,339
Verint Systems, Inc.†	538	23,215
		877,417
Athletic Footwear — 0.9%
NIKE, Inc., Class B	9,500	1,168,215
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	6,047	214,668
Sotheby's	704	22,514
		237,182
Audio/Video Products — 0.1%
Panasonic Corp.(1)	10,800	109,642
Skyworth Digital Holdings, Ltd.(1)	84,000	57,556
Sony Corp.†(1)	800	19,561
TiVo, Inc.†	840	7,275
		194,034
Auto-Cars/Light Trucks — 0.3%
Daimler AG(1)	134	9,714
Fiat Chrysler Automobiles NV†(1)	1,295	16,879
Fuji Heavy Industries, Ltd.(1)	4,200	151,984
Honda Motor Co., Ltd.(1)	400	11,928
Kia Motors Corp.(1)	881	39,962
Mazda Motor Corp.(1)	1,800	28,576
Nissan Motor Co., Ltd.(1)	1,700	15,660
Peugeot SA†(1)	4,303	65,007
Toyota Motor Corp.(1)	700	41,170
		380,880
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,098	43,398
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	14,700	392,343
Cooper-Standard Holding, Inc.†	669	38,802
JTEKT Corp.(1)	1,200	16,838
Lear Corp.	4,300	467,754
Miller Industries, Inc.	1,027	20,068
Mobileye NV†	222	10,097
S&T Motiv Co., Ltd.(1)	584	32,562
Toyota Industries Corp.(1)	300	14,300
Valeo SA(1)	454	61,481
Visteon Corp.†	446	45,153
		1,099,398
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	602	11,956
Banks-Commercial — 1.9%
Access National Corp.	802	16,337
Banco de Sabadell SA(1)	3,151	5,788
Banco Macro SA ADR†	707	27,149
Banco Santander SA(1)	11,788	62,767
Bank Hapoalim BM(1)	4,650	23,408
Bank of China, Ltd.(1)	133,000	57,568
Bank of Ireland†(1)	80,038	31,159

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Bank of Queensland, Ltd.(1)	1,500	$12,265
Cardinal Financial Corp.	1,645	37,851
China Construction Bank Corp.(1)	134,000	89,759
Citizens & Northern Corp.	1,043	20,359
Commercial International Bank Egypt SAE GDR(1)	15,959	97,945
Credicorp, Ltd.	71	7,552
Customers Bancorp, Inc.†	2,085	53,584
DNB ASA(1)	385	5,017
Dubai Islamic Bank PJSC(1)	28,514	52,266
East West Bancorp, Inc.	564	21,669
Farmers Capital Bank Corp.†	730	18,140
FCB Financial Holdings, Inc.†	1,532	49,974
Financial Institutions, Inc.	1,074	26,614
First Community Bancshares, Inc.	1,023	18,312
First NBC Bank Holding Co.†	1,117	39,140
FirstMerit Corp.	1,267	22,388
Grupo Financiero Banorte SAB de CV, Class O	14,822	72,703
Hanmi Financial Corp.	2,134	53,777
Heartland Financial USA, Inc.	721	26,165
Horizon Bancorp	785	18,644
ING Groep NV CVA(1)	3,231	45,866
Itau Unibanco Holding SA ADR	5,000	33,100
King's Town Bank Co., Ltd.(1)	39,000	27,565
MainSource Financial Group, Inc.	1,580	32,169
Metro Bank PLC†(2)(3)(15)	736	17,786
Mizuho Financial Group, Inc.(1)	106,000	199,106
Opus Bank	918	35,104
PacWest Bancorp	417	17,852
Peoples Bancorp, Inc.	999	20,769
Permanent TSB Group Holdings PLC†(1)	7,607	40,447
Popular, Inc.	5,444	164,572
Regions Financial Corp.	44,400	400,044
Renasant Corp.	889	29,204
Republic Bancorp, Inc., Class A	652	16,007
Resona Holdings, Inc.(1)	31,500	160,940
Shinsei Bank, Ltd.(1)	9,000	18,590
Skandinaviska Enskilda Banken AB, Class A(1)	7,768	83,020
Sumitomo Mitsui Financial Group, Inc.(1)	5,600	213,178
Talmer Bancorp, Inc., Class A	1,703	28,355
United Community Banks, Inc.	1,046	21,380
Virgin Money Holdings UK PLC(1)	5,162	30,231
Woori Bank(1)	1,814	14,349
		2,617,934
Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	17,800	696,870
State Street Corp.	17,100	1,149,291
		1,846,161
Banks-Mortgage — 0.0%
Home Capital Group, Inc.	1,039	24,938
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 0.3%
Wells Fargo & Co.	8,956	$459,891
Batteries/Battery Systems — 0.1%
EnerSys	1,193	63,921
Beverages-Non-alcoholic — 1.5%
Coca-Cola Amatil, Ltd.(1)	4,846	30,706
Coca-Cola Enterprises, Inc.	6,100	294,935
Coca-Cola HBC AG(1)	1,643	34,838
Dr Pepper Snapple Group, Inc.	10,600	837,930
Fomento Economico Mexicano SAB de CV ADR	426	38,021
Grape King Bio, Ltd.(1)	10,000	50,060
PepsiCo, Inc.	7,500	707,250
		1,993,740
Brewery — 0.1%
Ambev SA ADR	7,672	37,593
Anheuser-Busch InBev NV(1)	227	24,111
Molson Coors Brewing Co., Class B	156	12,951
SABMiller PLC†(1)	431	24,423
		99,078
Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	39,904	1,038,701
Nexstar Broadcasting Group, Inc., Class A	568	26,895
		1,065,596
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.	354	10,761
Cie de Saint-Gobain(1)	548	23,805
LIXIL Group Corp.(1)	1,100	22,372
Patrick Industries, Inc.†	1,317	52,008
Trex Co., Inc.†	281	9,366
		118,312
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,603	53,466
CRH PLC(1)	230	6,084
US Concrete, Inc.†	715	34,170
		93,720
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	4,375	53,725
Building-Heavy Construction — 0.6%
ACS Actividades de Construccion y Servicios SA(1)	1,337	38,446
Boskalis Westminster NV(1)	1,053	46,097
Chicago Bridge & Iron Co. NV	945	37,479
MasTec, Inc.†	2,606	41,253
Mota-Engil Africa NV(1)	1,111	4,411
Mota-Engil SGPS SA†(1)	25,864	54,956
SBA Communications Corp., Class A†	4,800	502,752
Vinci SA(1)	241	15,325
		740,719

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,000	$51,800
Building-Residential/Commercial — 0.1%
Persimmon PLC(1)	2,620	79,830
Taylor Wimpey PLC(1)	13,808	40,965
		120,795
Cable/Satellite TV — 0.2%
CJ Hellovision Co., Ltd.(1)	3,407	32,362
Liberty Global PLC LiLAC, Class C†	9	308
Liberty Global PLC, Class C†	192	7,876
Numericable-SFR SAS†(1)	599	27,744
Sky PLC(1)	10,323	163,352
		231,642
Casino Hotels — 0.0%
SJM Holdings, Ltd.(1)	33,000	23,535
Casino Services — 0.0%
Aristocrat Leisure, Ltd.(1)	6,322	38,533
Cellular Telecom — 0.2%
China Mobile, Ltd.(1)	13,500	160,597
NTT DOCOMO, Inc.(1)	5,200	87,182
Vodafone Group PLC(1)	19,520	61,723
		309,502
Chemicals-Diversified — 0.9%
Aceto Corp.	722	19,819
Akzo Nobel NV(1)	296	19,243
BASF SE†(1)	2,815	214,797
Dow Chemical Co.	240	10,176
Evonik Industries AG(1)	1,579	52,777
Innophos Holdings, Inc.	580	22,991
Innospec, Inc.	766	35,627
Kuraray Co., Ltd.(1)	2,800	34,972
LyondellBasell Industries NV, Class A	8,000	666,880
Mitsubishi Gas Chemical Co., Inc.(1)	4,000	18,503
Nitto Denko Corp.(1)	1,300	78,079
Orion Engineered Carbons SA	1,731	25,013
PTT Global Chemical PCL	28,100	41,614
Symrise AG(1)	125	7,508
		1,247,999
Chemicals-Other — 0.0%
American Vanguard Corp.	2,876	33,247
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG(1)	153	63,081
Chemicals-Specialty — 0.0%
Cabot Corp.	488	15,401
Kraton Performance Polymers, Inc.†	757	13,551
Minerals Technologies, Inc.	319	15,363
		44,315
Circuit Boards — 0.0%
Ibiden Co., Ltd.(1)	2,300	30,266
Silergy Corp.†(1)	2,198	21,608
		51,874
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.5%
Sherwin-Williams Co.	3,200	$712,896
Coffee — 0.0%
Farmer Bros. Co.†	506	13,789
Commercial Services — 0.1%
Live Nation Entertainment, Inc.†	1,509	36,276
ServiceMaster Global Holdings, Inc.†	3,000	100,650
		136,926
Commercial Services-Finance — 0.2%
Cardtronics, Inc.†	1,008	32,962
Equifax, Inc.	2,300	223,514
Everi Holdings, Inc.†	2,831	14,523
Heartland Payment Systems, Inc.	345	21,738
		292,737
Communications Software — 0.2%
SolarWinds, Inc.†	6,200	243,288
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	598	22,670
Computer Data Security — 0.0%
Fortinet, Inc.†	800	33,984
Qualys, Inc.†	304	8,652
		42,636
Computer Services — 1.1%
Amdocs, Ltd.	6,800	386,784
Atos SE(1)	293	22,502
Barracuda Networks, Inc.†	745	11,607
CACI International, Inc., Class A†	252	18,640
Computer Sciences Corp.	9,800	601,524
Engility Holdings, Inc.	1,428	36,814
Genpact, Ltd.†	1,800	42,498
Leidos Holdings, Inc.	7,500	309,825
Manhattan Associates, Inc.†	425	26,478
MAXIMUS, Inc.	371	22,097
		1,478,769
Computer Software — 0.1%
Apigee Corp.†	1,156	12,196
AVG Technologies NV†	2,010	43,717
Blackbaud, Inc.	513	28,790
Cornerstone OnDemand, Inc.†	579	19,107
InterXion Holding NV†	294	7,961
Rackspace Hosting, Inc.†	808	19,941
RIB Software AG(1)	1,006	15,809
SS&C Technologies Holdings, Inc.	420	29,417
		176,938
Computers — 2.7%
Apple, Inc.	32,422	3,576,146
Lenovo Group, Ltd.(1)	18,000	15,284
		3,591,430
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.(1)	10,000	43,609
MTS Systems Corp.	248	14,907
NetScout Systems, Inc.†	216	7,640
Otsuka Corp.(1)	400	19,529
VeriFone Systems, Inc.†	697	19,328
		105,013

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Memory Devices — 0.5%
Brocade Communications Systems, Inc.	3,073	$31,898
EMC Corp.	24,700	596,752
Nimble Storage, Inc.†	498	12,012
Quantum Corp.†	12,314	8,586
TDK Corp.(1)	300	17,064
		666,312
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	518	15,012
Consulting Services — 0.2%
CEB, Inc.	276	18,862
Verisk Analytics, Inc.†	3,000	221,730
		240,592
Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	7,600	828,704
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	12,600	576,450
Containers-Paper/Plastic — 0.4%
Amcor, Ltd.(1)	7,895	73,345
Graphic Packaging Holding Co.	12,700	162,433
Sealed Air Corp.	7,600	356,288
		592,066
Cosmetics & Toiletries — 0.5%
AMOREPACIFIC Group(1)	318	43,991
Avon Products, Inc.	1,948	6,331
Colgate-Palmolive Co.	2,000	126,920
Coty, Inc., Class A	3,124	84,536
Kao Corp.(1)	2,700	122,670
LG Household & Health Care, Ltd.(1)	120	86,685
Shiseido Co., Ltd.(1)	500	10,958
Unilever NV CVA(1)	1,879	75,619
Unilever PLC(1)	1,393	56,745
		614,455
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,800	99,630
CSG Systems International, Inc.	1,352	41,642
Dun & Bradstreet Corp.	300	31,500
		172,772
Decision Support Software — 0.0%
QAD, Inc., Class A	1,174	30,054
Diagnostic Equipment — 0.0%
Cepheid†	236	10,667
Diagnostic Kits — 0.1%
Alere, Inc.†	1,888	90,907
OraSure Technologies, Inc.†	3,601	15,989
		106,896
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	2,800	521,668
ICU Medical, Inc.†	861	94,279
		615,947
Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,201	$39,021
Wolseley PLC(1)	523	30,595
		69,616
Diversified Banking Institutions — 4.1%
Bank of America Corp.	107,800	1,679,524
Barclays PLC(1)	9,829	36,338
BNP Paribas SA(1)	3,691	217,347
Credit Agricole SA(1)	8,647	99,216
Credit Suisse Group AG(1)	2,590	62,310
Deutsche Bank AG(1)	1,969	52,934
Goldman Sachs Group, Inc.	400	69,504
HSBC Holdings PLC(1)	21,112	159,708
JPMorgan Chase & Co.	31,789	1,938,175
Lloyds Banking Group PLC(1)	5,932	6,762
Mitsubishi UFJ Financial Group, Inc.(1)	17,000	102,746
Morgan Stanley	29,800	938,700
Natixis SA(1)	3,696	20,421
Societe Generale SA(1)	2,116	94,653
UBS Group AG(1)	5,375	99,605
		5,577,943
Diversified Financial Services — 0.1%
E.Sun Financial Holding Co., Ltd.†(1)	78,000	45,913
Unifin Financiera SAPI de CV SOFOM ENR†	23,510	52,375
		98,288
Diversified Manufacturing Operations — 0.4%
AZZ, Inc.	460	22,397
Bombardier, Inc., Class B	4,508	5,641
Carlisle Cos., Inc.	1,100	96,118
Chase Corp.	369	14,535
Fabrinet†	2,306	42,269
Ingersoll-Rand PLC	4,300	218,311
Siemens AG(1)	946	84,519
Standex International Corp.	447	33,682
		517,472
Diversified Minerals — 0.1%
BHP Billiton, Ltd.(1)	1,816	28,642
Sumitomo Metal Mining Co., Ltd.(1)	5,000	56,934
		85,576
Diversified Operations — 0.1%
Industrivarden AB Class A(1)	2,266	42,967
Siam Cement PCL(1)	2,600	33,454
Siam Cement PCL NVDR(1)	150	1,921
		78,342
Drug Delivery Systems — 0.1%
Catalent, Inc.†	665	16,159
Depomed, Inc.†	581	10,952
DexCom, Inc.†	514	44,132
		71,243

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd. ADR†	121	$7,135
Amazon.com, Inc.†	900	460,701
eBay, Inc.†	47,100	1,151,124
Rakuten, Inc.(1)	1,100	14,107
Shutterfly, Inc.†	202	7,222
		1,640,289
E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	828	52,313
Groupon, Inc.†	3,917	12,769
Liberty Ventures, Series A†	6,800	274,380
		339,462
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,536	23,700
Electric-Generation — 0.1%
China Resources Power Holdings Co., Ltd.(1)	26,000	59,331
First Gen Corp.(1)	76,800	36,459
Glow Energy PCL	16,700	39,110
Huadian Fuxin Energy Corp., Ltd.(1)	98,000	34,112
		169,012
Electric-Integrated — 1.8%
AES Corp.	11,900	116,501
American Electric Power Co., Inc.	15,500	881,330
E.ON SE(1)	4,048	34,727
Endesa SA(1)	2,884	60,766
Enel SpA†(1)	19,013	85,015
Entergy Corp.	14,600	950,460
Iberdrola SA(1)	21,421	142,521
Korea Electric Power Corp.†(1)	484	19,925
RWE AG(1)	4,640	52,574
SSE PLC(1)	408	9,253
Tokyo Electric Power Co., Inc.†(1)	6,300	42,275
		2,395,347
Electronic Components-Misc. — 0.3%
Casetek Holdings, Ltd.(1)	9,000	38,589
Hon Hai Precision Industry Co., Ltd.	22,000	57,546
Hoya Corp.(1)	4,100	134,725
Jabil Circuit, Inc.	1,566	35,031
Japan Display, Inc.†(1)	2,000	5,766
Murata Manufacturing Co., Ltd.(1)	700	90,908
Plexus Corp.†	1,163	44,868
Sanmina Corp.†	1,121	23,956
Stoneridge, Inc.†	2,287	28,221
		459,610
Electronic Components-Semiconductors — 0.6%
Ambarella, Inc.†	354	20,458
Applied Micro Circuits Corp.†	4,519	23,996
Cavium, Inc.†	270	16,570
CEVA, Inc.†	1,535	28,505
DSP Group, Inc.†	3,567	32,495
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Fairchild Semiconductor International, Inc.†	996	$13,984
Infineon Technologies AG(1)	7,830	87,994
Intersil Corp., Class A	1,985	23,225
Lattice Semiconductor Corp.†	6,256	24,086
MediaTek, Inc.(1)	1,000	7,463
Mellanox Technologies, Ltd.†	513	19,386
Microsemi Corp.†	628	20,611
Monolithic Power Systems, Inc.	352	18,022
ON Semiconductor Corp.†	4,558	42,845
QLogic Corp.†	6,435	65,959
Rovi Corp.†	1,303	13,668
Samsung Electronics Co., Ltd.(1)	232	223,114
Semtech Corp.†	631	9,528
Silicon Laboratories, Inc.†	236	9,803
Sumco Corp.(1)	600	5,385
Synaptics, Inc.†	618	50,960
		758,057
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	2,592	63,841
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	11,800	405,094
Sartorius AG (Preference Shares)(1)	53	12,620
Wasion Group Holdings, Ltd.(1)	30,000	31,153
		448,867
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	440	30,140
Electronic Security Devices — 0.0%
dorma+kaba Holding AG(1)	35	21,516
Tyco International PLC	444	14,856
		36,372
Electronics-Military — 0.5%
L-3 Communications Holdings, Inc.	6,000	627,120
Safran SA(1)	647	48,818
		675,938
Energy-Alternate Sources — 0.2%
Concord New Energy Group, Ltd.(1)	670,000	45,495
Pacific Ethanol, Inc.†	2,648	17,186
REX American Resources Corp.†	634	32,093
TerraForm Global, Inc.†	2,399	15,977
Vestas Wind Systems A/S(1)	2,553	133,053
		243,804
Engineering/R&D Services — 0.2%
Argan, Inc.	1,389	48,171
KBR, Inc.	14,200	236,572
		284,743
Enterprise Software/Service — 1.1%
MobileIron, Inc.†	1,803	5,589
Oracle Corp.	38,150	1,377,978
Proofpoint, Inc.†	422	25,455
PROS Holdings, Inc.†	646	14,303

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Qlik Technologies, Inc.†	471	$17,168
SYNNEX Corp.	489	41,594
Tyler Technologies, Inc.†	272	40,612
Veeva Systems, Inc., Class A†	756	17,698
		1,540,397
Entertainment Software — 0.1%
Glu Mobile, Inc.†	6,014	26,281
GungHo Online Entertainment, Inc.(1)	20,700	61,408
NetEase, Inc. ADR	333	40,000
Nexon Co., Ltd.(1)	2,400	32,145
		159,834
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	2,342	56,934
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	375	14,989
Explosives — 0.0%
Orica, Ltd.(1)	1,324	14,024
Female Health Care Products — 0.0%
Asaleo Care, Ltd.(1)	2,139	2,695
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,129	41,773
Nelnet, Inc., Class A	1,163	40,252
PRA Group, Inc.†	1,010	53,449
		135,474
Finance-Investment Banker/Broker — 0.0%
Daiwa Securities Group, Inc.(1)	3,000	19,443
Oppenheimer Holdings, Inc., Class A	1,044	20,890
		40,333
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.†(1)	17,300	76,408
ORIX Corp.(1)	8,100	104,776
		181,184
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	561	7,882
CoreLogic, Inc.†	2,100	78,183
Federal Agricultural Mtg. Corp., Class C	729	18,903
		104,968
Finance-Other Services — 0.1%
Bolsa Mexicana de Valores SAB de CV	31,068	48,739
JSE, Ltd.(1)	2,579	24,047
Moscow Exchange MICEX-RTS PJSC(1)	38,249	46,809
Warsaw Stock Exchange(1)	2,327	23,374
		142,969
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	2,964	50,003
Security Description	Shares	Value (Note 2)
Food-Catering — 0.0%
Compass Group PLC(1)	2,723	$43,473
Food-Confectionery — 0.0%
Barry Callebaut AG(1)	33	35,952
Food-Flour & Grain — 0.1%
Gruma S.A.B. de CV	5,607	77,115
Food-Meat Products — 0.1%
JBS SA	14,950	63,352
WH Group, Ltd.†*(1)	183,955	91,399
		154,751
Food-Misc./Diversified — 0.9%
Associated British Foods PLC(1)	781	39,582
Cal-Maine Foods, Inc.	718	39,210
ConAgra Foods, Inc.	9,300	376,743
JG Summit Holdings, Inc.(1)	26,920	40,917
John B. Sanfilippo & Son, Inc.	1,250	64,075
Kerry Group PLC, Class A(1)	626	47,073
Mondelez International, Inc., Class A	4,100	171,667
Nestle SA(1)	2,661	200,391
Nomad Foods, Ltd.†(1)	126	1,985
Orkla ASA(1)	2,158	16,030
Pinnacle Foods, Inc.	5,196	217,608
Uni-President Enterprises Corp.†	16,000	27,697
		1,242,978
Food-Retail — 0.6%
Distribuidora Internacional de Alimentacion SA(1)	6,768	40,907
J Sainsbury PLC(1)	14,498	57,380
Koninklijke Ahold NV(1)	7,438	145,170
Kroger Co.	13,400	483,338
METRO AG(1)	1,090	30,069
Seven & i Holdings Co., Ltd.(1)	100	4,582
WM Morrison Supermarkets PLC(1)	831	2,093
Woolworths, Ltd.(1)	1,097	19,183
X5 Retail Group NV GDR†(1)	3,499	61,083
		843,805
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,453	37,560
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	515	29,901
Steven Madden, Ltd.†	486	17,797
Wolverine World Wide, Inc.	1,365	29,539
		77,237
Gambling (Non-Hotel) — 0.0%
Tabcorp Holdings, Ltd.(1)	4,451	14,636
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	851	51,758
Gas-Distribution — 0.5%
AGL Resources, Inc.	1,900	115,976
Centrica PLC(1)	17,512	60,854
Questar Corp.	2,600	50,466
Tokyo Gas Co., Ltd.(1)	8,000	38,888
UGI Corp.	12,550	436,991
		703,175

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.0%
Cleanaway Co., Ltd.(1)	9,000	$40,254
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	908	26,831
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,041	53,903
Leggett & Platt, Inc.	4,200	173,250
		227,153
Hotels/Motels — 0.8%
Accor SA(1)	149	6,975
Central Plaza Hotel PCL	28,400	29,343
Dalata Hotel Group PLC†(1)	3,502	16,920
Hilton Worldwide Holdings, Inc.	31,200	715,728
Marcus Corp.	1,904	36,823
Wyndham Worldwide Corp.	3,100	222,890
		1,028,679
Human Resources — 0.3%
Adecco SA(1)	1,475	108,154
Barrett Business Services, Inc.	279	11,977
Kforce, Inc.	1,768	46,463
Korn/Ferry International	954	31,549
Monster Worldwide, Inc.†	8,773	56,323
On Assignment, Inc.†	1,817	67,047
Paylocity Holding Corp.†	358	10,736
Recruit Holdings Co., Ltd.(1)	100	3,008
Team Health Holdings, Inc.†	289	15,615
TrueBlue, Inc.†	1,736	39,008
		389,880
Import/Export — 0.1%
ITOCHU Corp.(1)	3,800	40,306
Mitsubishi Corp.(1)	1,800	29,594
		69,900
Instruments-Controls — 0.0%
Woodward, Inc.	1,277	51,974
Insurance-Life/Health — 1.1%
AIA Group, Ltd.(1)	20,200	105,172
American Equity Investment Life Holding Co.	1,961	45,711
Cathay Financial Holding Co., Ltd.(1)	22,000	30,101
Challenger, Ltd.†(1)	8,726	43,869
CNO Financial Group, Inc.	2,037	38,316
NN Group NV(1)	1,910	54,790
Prudential Financial, Inc.	12,800	975,488
Prudential PLC(1)	2,835	59,934
St James's Place PLC(1)	1,186	15,268
Swiss Life Holding AG(1)	306	68,411
Symetra Financial Corp.	1,757	55,592
		1,492,652
Insurance-Multi-line — 1.2%
ACE, Ltd.	90	9,306
Ageas(1)	2,553	104,798
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Allianz SE(1)	893	$139,965
Allstate Corp.	10,800	628,992
American Financial Group, Inc.	900	62,019
AXA SA(1)	5,294	128,523
BB Seguridade Participacoes SA	7,159	44,801
CNP Assurances(1)	6,891	95,706
Genworth Financial, Inc., Class A†	31,761	146,736
Voya Financial, Inc.	6,100	236,497
		1,597,343
Insurance-Property/Casualty — 0.3%
Admiral Group PLC(1)	686	15,618
AmTrust Financial Services, Inc.	1,077	67,829
Employers Holdings, Inc.	2,470	55,056
Federated National Holding Co.	2,422	58,176
HCI Group, Inc.	1,065	41,290
Heritage Insurance Holdings, Inc.†	2,448	48,299
Intact Financial Corp.	116	8,147
United Insurance Holdings Corp.	3,477	45,723
		340,138
Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	1,400	65,058
Essent Group, Ltd.†	678	16,848
Maiden Holdings, Ltd.	1,763	24,471
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen(1)	291	54,212
Reinsurance Group of America, Inc.	1,000	90,590
SCOR SE(1)	265	9,518
Swiss Re AG(1)	2,189	188,165
Validus Holdings, Ltd.	1,600	72,112
		520,974
Internet Application Software — 0.1%
Tencent Holdings, Ltd.(1)	9,400	158,339
Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	899	24,417
Com Hem Holding AB(1)	3,633	30,383
		54,800
Internet Content-Entertainment — 0.0%
NCSoft Corp.†(1)	244	39,125
Internet Financial Services — 0.1%
SBI Holdings, Inc.(1)	5,800	65,599
Internet Security — 0.3%
Symantec Corp.	22,500	438,075
Investment Companies — 0.1%
Hercules Technology Growth Capital, Inc.	1,693	17,116
Investor AB, Class B(1)	2,845	97,919
Macquarie Korea Infrastructure Fund(1)	4,419	29,615
Medley Capital Corp.	3,465	25,780
Solar Capital, Ltd.	1,431	22,638
		193,068

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.0%
Alexander Forbes Group Holdings, Ltd.(1)	34,849	$19,246
China Cinda Asset Management Co. Ltd.(1)	56,000	19,531
		38,777
Lighting Products & Systems — 0.1%
OSRAM Licht AG(1)	1,149	59,366
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	550	36,641
Machine Tools & Related Products — 0.1%
Sandvik AB(1)	10,251	87,453
THK Co., Ltd.†(1)	3,000	47,735
		135,188
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	327	18,910
Machinery-Electrical — 0.1%
ABB, Ltd.(1)	4,459	78,967
Mitsubishi Electric Corp.(1)	11,000	100,999
		179,966
Machinery-Farming — 0.1%
AGCO Corp.	3,700	172,531
Machinery-General Industrial — 0.7%
Altra Industrial Motion Corp.	1,188	27,466
IDEX Corp.	3,200	228,160
Kadant, Inc.	875	34,134
Roper Technologies, Inc.	4,400	689,480
		979,240
Marine Services — 0.0%
Ezion Holdings, Ltd.(1)	25,160	11,580
Medical Instruments — 0.1%
AtriCure, Inc.†	929	20,355
CHC Healthcare Group(1)	17,000	27,568
CONMED Corp.	772	36,855
Entellus Medical, Inc.†	566	10,199
Spectranetics Corp.†	987	11,637
TransEnterix, Inc.†	5,973	13,499
		120,113
Medical Labs & Testing Services — 0.0%
Integrated Diagnostics Holdings PLC†*(1)	4,901	30,587
Medical Products — 0.2%
Accuray, Inc.†	2,106	10,519
Globus Medical, Inc., Class A†	924	19,090
Greatbatch, Inc.†	1,172	66,124
Hill-Rom Holdings, Inc.	1,035	53,810
MiMedx Group, Inc.†	2,031	19,599
Rockwell Medical, Inc.†	3,804	29,329
Sientra, Inc.†	238	2,416
West Pharmaceutical Services, Inc.	1,023	55,365
Zeltiq Aesthetics, Inc.†	997	31,934
		288,186
Security Description	Shares	Value (Note 2)
Medical Sterilization Products — 0.0%
STERIS Corp.	276	$17,932
Medical-Biomedical/Gene — 2.7%
AMAG Pharmaceuticals, Inc.†	2,770	110,052
Amgen, Inc.	7,500	1,037,400
Applied Genetic Technologies Corp.†	719	9,448
Aratana Therapeutics, Inc.†	1,310	11,083
Ardelyx, Inc.†	1,923	33,229
ARIAD Pharmaceuticals, Inc.†	8,401	49,062
Cambrex Corp.†	1,197	47,497
Celgene Corp.†	119	12,872
Celldex Therapeutics, Inc.†	819	8,632
Charles River Laboratories International, Inc.†	1,600	101,632
China Biologic Products, Inc.†	422	37,904
Dynavax Technologies Corp.†	1,335	32,761
Emergent BioSolutions, Inc.†	1,269	36,154
Exact Sciences Corp.†	351	6,315
Five Prime Therapeutics, Inc.†	511	7,864
Gilead Sciences, Inc.	15,924	1,563,578
Halozyme Therapeutics, Inc.†	597	8,018
Infinity Pharmaceuticals, Inc.†	869	7,343
Isis Pharmaceuticals, Inc.†	232	9,377
Ligand Pharmaceuticals, Inc.†	182	15,588
Medicines Co.†	301	11,426
Merrimack Pharmaceuticals, Inc.†	2,281	19,411
Myriad Genetics, Inc.†	399	14,955
Novavax, Inc.†	1,090	7,706
OncoMed Pharmaceuticals, Inc.†	460	7,631
Prothena Corp. PLC†	1,118	50,690
PTC Therapeutics, Inc.†	448	11,962
Repligen Corp.†	1,304	36,316
Retrophin, Inc.†	670	13,574
Sage Therapeutics, Inc.†	228	9,649
United Therapeutics Corp.†	2,100	275,604
		3,604,733
Medical-Drugs — 4.0%
ACADIA Pharmaceuticals, Inc.†	781	25,828
Alkermes PLC†	204	11,969
Allergan PLC†	103	27,996
Anacor Pharmaceuticals, Inc.†	84	9,888
Astellas Pharma, Inc.(1)	10,500	136,312
AstraZeneca PLC(1)	3,098	196,609
Bayer AG(1)	230	29,396
BioSpecifics Technologies Corp.†	417	18,156
Carbylan Therapeutics, Inc.†	346	1,235
Cardiome Pharma Corp.†	8,094	68,313
Chiasma, Inc.†	162	3,221
Chimerix, Inc.†	271	10,352
Eagle Pharmaceuticals, Inc.†	270	19,988
Enanta Pharmaceuticals, Inc.†	495	17,889
GlaxoSmithKline PLC(1)	6,604	126,597
Grifols SA ADR	509	15,474
Hikma Pharmaceuticals PLC(1)	775	26,777
Hua Han Bio-Pharmaceutical Holdings, Ltd.(1)	244,000	30,142
Immune Design Corp.†	593	7,235

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Inotek Pharmaceuticals Corp.†	915	$8,601
Insys Therapeutics, Inc.†	1,067	30,367
Jazz Pharmaceuticals PLC†	1,062	141,044
Lannett Co., Inc.†	1,609	66,806
Merck & Co., Inc.	16,576	818,689
Merck KGaA(1)	610	54,004
Novartis AG(1)	2,823	260,040
Novo Nordisk A/S, Class B(1)	2,603	140,105
Ophthotech Corp.†	497	20,138
Otsuka Holdings Co., Ltd.(1)	600	19,284
Pfizer, Inc.	57,223	1,797,374
POZEN, Inc.†	5,540	32,326
Prestige Brands Holdings, Inc.†	593	26,780
Roche Holding AG(1)	792	209,368
Sanofi(1)	3,386	322,569
Shionogi & Co., Ltd.(1)	1,300	46,729
Shire PLC(1)	1,339	91,392
Sucampo Pharmaceuticals, Inc., Class A†	1,302	25,871
Supernus Pharmaceuticals, Inc.†	891	12,501
TESARO, Inc.†	659	26,426
Trevena, Inc.†	1,226	12,689
UCB SA(1)	281	21,993
uniQure NV†	615	12,577
Zoetis, Inc.	11,100	457,098
		5,438,148
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	267	9,401
Teva Pharmaceutical Industries, Ltd. ADR	1,252	70,688
		80,089
Medical-HMO — 1.4%
Aetna, Inc.	3,400	371,994
Anthem, Inc.	7,700	1,078,000
Centene Corp.†	6,834	370,608
Health Net, Inc.†	973	58,594
Molina Healthcare, Inc.†	137	9,433
Triple-S Management Corp., Class B†	882	15,708
WellCare Health Plans, Inc.†	377	32,490
		1,936,827
Medical-Hospitals — 0.1%
Mediclinic International, Ltd.†(1)	9,048	72,226
Netcare, Ltd.(1)	15,121	39,703
Select Medical Holdings Corp.	3,229	34,841
		146,770
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,308	20,601
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	725	56,340
Chemed Corp.	782	104,373
Providence Service Corp.†	738	32,162
		192,875
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.	11,700	$1,111,383
Cardinal Health, Inc.	7,600	583,832
Medipal Holdings Corp.†(1)	9,700	154,511
Suzuken Co., Ltd.(1)	3,000	100,251
		1,949,977
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B(1)	1,230	22,093
EVA Precision Industrial Holdings, Ltd.(1)	230,000	45,539
NN, Inc.	2,115	39,128
		106,760
Metal-Diversified — 0.1%
Glencore PLC(1)	22,194	30,927
Rio Tinto PLC(1)	1,352	45,358
		76,285
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	26,884	34,547
Motion Pictures & Services — 0.1%
Eros International PLC†	863	23,465
Lions Gate Entertainment Corp.	2,201	80,997
		104,462
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.(1)	1,700	34,287
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	2,899	16,089
Surgical Care Affiliates, Inc.†	1,363	44,557
		60,646
Multimedia — 0.5%
Lagardere SCA(1)	3,743	103,754
Naspers, Ltd., Class N(1)	641	80,428
Quebecor, Inc., Class B	763	16,701
Viacom, Inc., Class B	10,000	431,500
		632,383
Networking Products — 0.1%
A10 Networks, Inc.†	4,355	26,087
Gigamon, Inc.†	345	6,903
Ixia†	4,180	60,568
		93,558
Non-Ferrous Metals — 0.1%
Mitsubishi Materials Corp.(1)	20,000	61,010
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.(1)	66,000	30,492
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	1,299	25,785
Xerox Corp.	49,100	477,743
		503,528
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,600	147,082
Oil Companies-Exploration & Production — 1.1%
BG Group PLC(1)	1,917	27,643
Callon Petroleum Co.†	6,378	46,496
Connacher Oil and Gas, Ltd.†	334	141

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc.†	191	$12,338
Encana Corp.	746	4,802
EP Energy Corp.†	2,315	11,922
Genel Energy PLC†(1)	2,669	11,227
Gulfport Energy Corp.†	594	17,630
Hess Corp.	700	35,042
Lone Pine Resources Canada, Ltd.†(2)	1,247	786
Lone Pine Resources, Inc.,†(2)	1,247	62
Northern Oil and Gas, Inc.†	3,697	16,341
Occidental Petroleum Corp.	19,100	1,263,465
SM Energy Co.	589	18,871
Stone Energy Corp.†	978	4,851
Whiting Petroleum Corp.†	898	13,712
Woodside Petroleum, Ltd.(1)	2,914	59,581
		1,544,910
Oil Companies-Integrated — 0.8%
BP PLC(1)	35,168	178,255
Eni SpA(1)	6,902	108,599
Exxon Mobil Corp.	493	36,655
OMV AG(1)	6,143	149,329
Repsol SA(1)	3,764	43,861
Royal Dutch Shell PLC, Class A(Euronext)(1)	1,246	29,587
Royal Dutch Shell PLC, Class A(BATS)(1)	4,408	103,948
Royal Dutch Shell PLC, Class B(1)	4,016	95,258
Statoil ASA(1)	10,840	158,122
Suncor Energy, Inc.	1,153	30,836
TOTAL SA(1)	3,514	158,429
		1,092,879
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	10,400	637,728
Oil Refining & Marketing — 1.2%
CVR Energy, Inc.	2,300	94,415
Delek US Holdings, Inc.	1,029	28,503
S-Oil Corp.(1)	703	37,484
Tesoro Corp.	2,500	243,100
Valero Energy Corp.	20,600	1,238,060
		1,641,562
Oil-Field Services — 1.2%
Matrix Service Co.†	1,963	44,109
Schlumberger, Ltd.	19,500	1,344,915
Superior Energy Services, Inc.	17,400	219,762
		1,608,786
Optical Supplies — 0.0%
STAAR Surgical Co.†	1,653	12,827
Paper & Related Products — 0.1%
Domtar Corp.	703	25,132
Mondi PLC(1)	1,549	32,509
Smurfit Kappa Group PLC(1)	330	8,872
UPM-Kymmene Oyj(1)	4,885	73,393
		139,906
Security Description	Shares	Value (Note 2)
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	366	$9,483
Petrochemicals — 0.1%
Braskem SA, Class A (Preference Shares)	8,800	37,002
LG Chem, Ltd.(1)	221	53,700
Lotte Chemical Corp.†	157	36,063
		126,765
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,261	48,385
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,963	51,627
Boer Power Holdings, Ltd.	16,000	27,004
		78,631
Printing-Commercial — 0.2%
Dai Nippon Printing Co., Ltd.(1)	16,000	155,586
Deluxe Corp.	1,508	84,056
Ennis, Inc.	1,259	21,856
Toppan Printing Co., Ltd.(1)	8,000	64,559
		326,057
Private Equity — 0.1%
3i Group PLC(1)	19,589	138,557
Eurazeo SA(1)	322	21,426
KKR & Co. LP	648	10,874
		170,857
Protection/Safety — 0.0%
Landauer, Inc.	1,071	39,616
Publishing-Newspapers — 0.1%
News Corp., Class A	9,100	114,842
Publishing-Periodicals — 0.0%
Wolters Kluwer NV†(1)	1,835	56,577
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,955	32,805
Radio — 0.3%
Sirius XM Holdings, Inc.†	110,200	412,148
Real Estate Investment Trusts — 2.0%
AG Mtg. Investment Trust, Inc.	495	7,534
Agree Realty Corp.	852	25,432
American Capital Agency Corp.	13,400	250,580
Annaly Capital Management, Inc.	30,300	299,061
Apollo Commercial Real Estate Finance, Inc.	1,223	19,213
Apollo Residential Mortgage, Inc.	2,023	25,611
Arbor Realty Trust, Inc.	4,828	30,706
ARMOUR Residential REIT, Inc.	329	6,593
Ashford Hospitality Prime, Inc.	126	1,768
Ashford Hospitality Trust, Inc.	3,101	18,916
Brixmor Property Group, Inc.	3,100	72,788
Campus Crest Communities, Inc.	3,752	19,961
CBL & Associates Properties, Inc.	1,102	15,153
Chimera Investment Corp.	4,700	62,839
Communications Sales & Leasing, Inc.	2,891	51,749
CYS Investments, Inc.	1,558	11,311
Dexus Property Group(1)	11,966	60,164

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
EPR Properties	462	$23,825
Equity LifeStyle Properties, Inc.	1,000	58,570
First Industrial Realty Trust, Inc.	1,000	20,950
General Growth Properties, Inc.	26,400	685,608
Hersha Hospitality Trust	820	18,581
Hibernia REIT PLC(1)	26,933	38,148
Invesco Mtg. Capital, Inc.	810	9,914
Investors Real Estate Trust	2,248	17,400
Japan Hotel REIT Investment Corp.(1)	36	22,977
Lexington Realty Trust	4,249	34,417
LTC Properties, Inc.	1,209	51,588
Mexico Real Estate Management SA de CV	31,310	39,580
MFA Financial, Inc.	15,950	108,619
National Health Investors, Inc.	1,048	60,250
Omega Healthcare Investors, Inc.	1,644	57,787
One Liberty Properties, Inc.	1,091	23,271
Post Properties, Inc.	377	21,975
Ramco-Gershenson Properties Trust	1,250	18,762
Scentre Group(1)	9,038	24,807
Select Income REIT	803	15,265
Summit Hotel Properties, Inc.	2,774	32,373
Two Harbors Investment Corp.	29,500	260,190
Universal Health Realty Income Trust	288	13,519
Weyerhaeuser Co.	1,900	51,946
		2,689,701
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	25,800	825,600
Foxtons Group PLC(1)	6,495	23,357
Jones Lang LaSalle, Inc.	2,300	330,671
Kennedy-Wilson Holdings, Inc.	686	15,209
RE/MAX Holdings, Inc., Class A	1,328	47,781
Regus PLC(1)	5,147	23,923
		1,266,541
Real Estate Operations & Development — 0.3%
China Overseas Land & Investment, Ltd.(1)	20,000	61,166
Kawasan Industri Jababeka PT†(1)	1,837,980	20,130
Kerry Properties, Ltd.(1)	19,500	53,596
KWG Property Holding, Ltd.(1)	49,500	32,693
New World Development Co., Ltd.(1)	79,000	76,772
Nomura Real Estate Holdings, Inc.(1)	800	16,130
Sumitomo Realty & Development Co., Ltd.(1)	1,000	31,943
Wheelock & Co., Ltd.(1)	26,000	113,293
		405,723
Recreational Vehicles — 0.1%
Brunswick Corp.	769	36,827
Malibu Boats, Inc., Class A†	1,904	26,618
MCBC Holdings, Inc.†	1,626	21,073
		84,518
Rental Auto/Equipment — 0.0%
Avis Budget Group, Inc.†	1,213	52,984
Security Description	Shares	Value (Note 2)
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	526	$35,842
Six Flags Entertainment Corp.	3,000	137,340
Vail Resorts, Inc.	200	20,936
		194,118
Retail-Apparel/Shoe — 0.3%
ANTA Sports Products, Ltd.(1)	2,000	5,220
Ascena Retail Group, Inc.†	2,610	36,305
Caleres, Inc.	1,408	42,986
Children's Place, Inc.	521	30,046
DSW, Inc., Class A	1,129	28,575
Express, Inc.†	2,163	38,653
Industria de Diseno Textil SA(1)	2,445	81,907
Men's Wearhouse, Inc.	983	41,797
Next PLC(1)	229	26,430
Shimamura Co., Ltd.(1)	400	43,166
		375,085
Retail-Appliances — 0.0%
Conn's, Inc.†	1,034	24,857
Retail-Building Products — 2.2%
Home Depot, Inc.	15,200	1,755,448
Kingfisher PLC(1)	29,442	160,099
Lowe's Cos., Inc.	15,600	1,075,152
		2,990,699
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	10,200	267,546
Retail-Discount — 0.1%
Big Lots, Inc.	1,041	49,885
Harvey Norman Holdings, Ltd.†(1)	17,837	48,969
		98,854
Retail-Drug Store — 1.1%
CK Hutchison Holdings, Ltd.(1)	2,000	6,805
CVS Health Corp.	15,200	1,466,496
		1,473,301
Retail-Hypermarkets — 0.1%
BGF retail Co., Ltd.(1)	290	49,650
Puregold Price Club, Inc.(1)	83,800	55,636
		105,286
Retail-Major Department Stores — 0.1%
Hyundai Department Store Co., Ltd.†(1)	298	33,844
Marks & Spencer Group PLC(1)	14,626	111,144
		144,988
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	512	17,193
Poya International Co., Ltd.(1)	5,000	50,076
Sally Beauty Holdings, Inc.†	1,298	30,827
		98,096
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	485	42,384
Macy's, Inc.	7,600	390,032
		432,416

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 0.2%
Bloomin' Brands, Inc.	2,230	$40,541
Brinker International, Inc.	895	47,140
Buffalo Wild Wings, Inc.†	63	12,186
Gourmet Master Co., Ltd.(1)	8,000	47,746
Papa John's International, Inc.	420	28,762
Sonic Corp.	1,408	32,313
		208,688
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	1,851	21,236
Vista Outdoor, Inc.†	356	15,817
		37,053
Retail-Vision Service Center — 0.0%
Luxottica Group SpA(1)	400	27,806
Rubber-Tires — 0.3%
Cie Generale des Etablissements Michelin(1)	1,261	115,068
Continental AG(1)	784	166,537
Cooper Tire & Rubber Co.	1,388	54,840
		336,445
Rubber/Plastic Products — 0.1%
Top Glove Corp. Bhd(1)	24,900	45,810
Trinseo SA†	2,761	69,715
		115,525
Satellite Telecom — 0.1%
Cellnex Telecom SAU†*(1)	907	15,435
EchoStar Corp., Class A†	1,297	55,810
Iridium Communications, Inc.†	2,336	14,366
		85,611
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	291	37,490
Flushing Financial Corp.	1,042	20,861
Meta Financial Group, Inc.	578	24,143
Pacific Premier Bancorp, Inc.†	986	20,035
		102,529
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	486	31,221
Estacio Participacoes SA†	9,200	32,720
Grand Canyon Education, Inc.†	1,123	42,663
ITT Educational Services, Inc.†	651	2,233
		108,837
Security Services — 0.1%
LifeLock, Inc.†	1,204	10,547
Securitas AB, Class B(1)	6,748	82,520
Sohgo Security Services Co., Ltd.(1)	400	18,253
		111,320
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	6,700	377,947
Cirrus Logic, Inc.†	731	23,034
Cypress Semiconductor Corp.	4,660	39,703
Himax Technologies, Inc. ADR	1,469	11,708
Integrated Device Technology, Inc.†	591	11,997
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
Marvell Technology Group, Ltd.	24,500	$221,725
Maxim Integrated Products, Inc.	11,100	370,740
Power Integrations, Inc.	417	17,585
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	28,039	111,890
		1,186,329
Semiconductor Equipment — 0.2%
Teradyne, Inc.	13,600	244,936
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	170,400	136,264
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)(1)	368	37,811
Reckitt Benckiser Group PLC(1)	815	73,978
		111,789
Steel-Producers — 0.1%
ArcelorMittal(1)	5,172	27,024
ThyssenKrupp AG(1)	4,848	84,892
voestalpine AG(1)	948	32,618
		144,534
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.(1)	4,000	19,380
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,949	45,119
Telecom Services — 0.1%
BCE, Inc.	166	6,794
Inteliquent, Inc.	1,352	30,190
NeuStar, Inc., Class A†	972	26,448
Spark New Zealand, Ltd.(1)	3,691	7,035
Spok Holdings, Inc.	1,213	19,966
Telenor ASA(1)	3,119	58,345
		148,778
Telecommunication Equipment — 0.5%
Alcatel-Lucent†(1)	8,701	32,034
Juniper Networks, Inc.	25,900	665,889
ShoreTel, Inc.†	2,459	18,369
		716,292
Telephone-Integrated — 1.2%
BT Group PLC(1)	19,796	125,968
Cincinnati Bell, Inc.†	10,473	32,676
Deutsche Telekom AG(1)	6,237	110,719
Frontier Communications Corp.	6,616	31,426
IDT Corp., Class B	922	13,185
KDDI Corp.(1)	3,400	76,141
Nippon Telegraph & Telephone Corp.(1)	2,600	91,311
Orange SA(1)	5,379	81,347
Telecom Italia SpA RSP(1)	35,990	36,934
Telstra Corp., Ltd.(1)	22,922	90,490
Verizon Communications, Inc.	21,882	952,086
		1,642,283

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	1,375	$17,496
Cyfrowy Polsat SA†(1)	7,329	45,092
Gray Television, Inc.†	5,337	68,100
ITV PLC(1)	40,936	152,739
Liberty Media Corp., Class A†	4,500	160,740
Mediaset SpA(1)	3,661	16,874
Nippon Television Holdings, Inc.(1)	900	14,573
ProSiebenSat.1 Media SE(1)	427	20,910
		496,524
Textile-Products — 0.0%
Taiwan Paiho, Ltd.(1)	9,000	24,692
Theaters — 0.1%
Carmike Cinemas, Inc.†	1,673	33,610
National CineMedia, Inc.	2,571	34,503
Regal Entertainment Group, Class A	2,552	47,697
		115,810
Therapeutics — 0.1%
aTyr Pharma, Inc.†	593	6,084
Dyax Corp.†	971	18,537
Neurocrine Biosciences, Inc.†	908	36,129
Portola Pharmaceuticals, Inc.†	278	11,848
Threshold Pharmaceuticals, Inc.†	2,481	10,098
		82,696
Tobacco — 0.4%
Altria Group, Inc.	3,300	179,520
British American Tobacco PLC(1)	1,432	79,142
Imperial Tobacco Group PLC(1)	2,258	116,870
Japan Tobacco, Inc.(1)	2,000	62,216
Philip Morris International, Inc.	161	12,772
Swedish Match AB(1)	2,788	84,402
		534,922
Toys — 0.0%
Nintendo Co., Ltd.(1)	100	16,894
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	540	17,712
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	3,924	26,448
AP Moeller - Maersk A/S, Series B(1)	83	128,059
Scorpio Tankers, Inc.	2,255	20,678
		175,185
Transport-Rail — 0.1%
Aurizon Holdings, Ltd.(1)	8,690	30,741
Central Japan Railway Co.(1)	400	64,690
		95,431
Transport-Services — 1.0%
ComfortDelGro Corp., Ltd.(1)	41,200	83,409
Deutsche Post AG(1)	2,244	62,106
Matson, Inc.	396	15,242
Royal Mail PLC(1)	10,751	74,752
Security Description	Shares	Value (Note 2)
Transport-Services (continued)
United Parcel Service, Inc., Class B	11,100	$1,095,459
Universal Truckload Services, Inc.	124	1,931
XPO Logistics, Inc.†	535	12,749
		1,345,648
Transport-Truck — 0.0%
Swift Transportation Co.†	2,550	38,301
Travel Services — 0.1%
Flight Centre Travel Group, Ltd.(1)	1,812	46,024
Modetour Network, Inc.(1)	1,342	43,594
		89,618
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	641	15,134
Water — 0.0%
Veolia Environnement SA(1)	1,819	41,685
Water Treatment Systems — 0.1%
Sound Global, Ltd.†(2)(3)	88,000	69,196
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	1,690	35,625
Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	2,921	1,864,679
Baidu, Inc. ADR†	201	27,619
Yandex NV, Class A†	3,910	41,954
		1,934,252
Wire & Cable Products — 0.0%
Jiangnan Group, Ltd.(1)	214,000	44,462
Wireless Equipment — 0.0%
CalAmp Corp.†	2,163	34,803
Ubiquiti Networks, Inc.	571	19,351
		54,154
X-Ray Equipment — 0.1%
Hologic, Inc.†	2,200	86,086
Total Common Stocks (cost $105,401,815)		106,073,003
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $18,145)	995	22,049
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%	1,960	42,101
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,121
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I VRS Series 2 8.13%	580	14,807

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(19)	Value (Note 2)
PREFERRED SECURITIES (continued)
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G 7.00%*(1)(3)	17	$17,054
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,800
Total Preferred Securities (cost $99,585)		105,883
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.34% due 06/01/2077	$105,000	84,525
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(4)	15,000	15,187
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(4)	9,000	8,235
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(4)	85,000	87,019
		95,254
Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(4)	124,000	120,900
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(4)	5,000	5,100
Citigroup, Inc. FRS 5.90% due 02/15/2023(4)	24,000	23,400
Citigroup, Inc. FRS Series Q 5.95% due 08/15/2020(4)	168,000	165,690
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(4)	30,000	33,525
		348,615
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	96,525
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	34,185
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	42,563
		76,748
Finance-Credit Card — 0.0%
American Express Co. FRS 4.90% due 03/15/2020(4)	15,000	14,410
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,341
Security Description	Principal Amount(19)	Value (Note 2)
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	$42,000	$19,320
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	55,250
MetLife, Inc. 6.40% due 12/15/2066	45,000	49,050
		123,620
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	9,625
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	50,625
Total Preferred Securities/Capital Securities (cost $960,934)		951,475
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.14% due 06/25/2046(5)	22,830	18,152
Alternative Loan Trust FRS Series 2005-27,Class 2A3 1.76% due 08/25/2035(5)	18,186	16,044
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(6)(7)	489,378	5
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.55% due 11/10/2041*(3)(6)(7)	32,846	484
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.70% due 10/10/2045(6)	100,000	100,347
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.71% due 07/15/2029(6)(7)	96,715	3,720
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class AS 3.86% due 07/10/2047(6)	22,000	23,004
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	44,000	46,010
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(6)	57,000	59,986
COMM Mortgage Trust VRS Series 2014-CR18, Class XA 1.45% due 07/15/2047(6)(7)	224,717	15,942
COMM Mortgage Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	20,483
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.71% due 12/10/2046*(3)(6)(7)	2,184,941	11,628

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 1.15% due 12/10/2023(6)(7)	$433,423	$22,623
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.23% due 12/10/2047(6)(7)	446,389	29,200
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.36% due 05/10/2047(6)(7)	365,045	24,988
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.62% due 12/10/2047(6)	59,000	57,373
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.24% due 05/15/2038*(3)(6)(7)	22,111	3
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(6)	28,000	28,015
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.61% due 02/15/2040*(3)(6)(7)	553,887	2,196
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.78% due 09/15/2039*(3)(6)(7)	348,644	1,373
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(6)	333	333
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.58% due 08/10/2044*(6)	100,000	106,793
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.03% due 07/10/2045*(3)(6)(7)	342,685	0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.70% due 05/10/2043*(6)(7)	308,159	567
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.78% due 02/10/2046(6)(7)	924,996	81,800
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	22,000	22,252
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.54% due 09/12/2037*(3)(6)(7)	249,939	764
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.19% due 01/15/2046*(6)	25,000	23,096
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(6)	62,000	61,867
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.29% due 12/15/2047(6)	$51,000	$50,914
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(6)	2,322	2,322
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.37% due 05/15/2045(6)	21,000	22,486
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(6)	80,000	82,159
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 6.06% due 07/12/2037*(3)(6)	140,000	144,198
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.60% due 11/15/2047(6)	62,000	61,304
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.14% due 02/15/2051(6)	2,673	2,676
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(3)(6)(7)	51,899	3
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.37% due 11/15/2040*(6)(7)	523,606	2,038
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(6)	50,000	50,134
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.27% due 04/15/2041(6)	69,000	74,736
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.07% due 06/12/2043*(3)(6)(7)	88,405	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.44% due 07/15/2045*(3)(6)(7)(8)	127,032	17,238
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.70% due 05/15/2044*(3)(6)(7)(8)	34,983	472
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(6)	33,000	34,039
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.75% due 02/12/2039(6)	58,000	58,495

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA 1.43% due 08/15/2047(6)(7)	$261,677	$18,520
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.24% due 11/15/2045*(6)(7)	372,561	30,675
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D 3.26% due 05/15/2048*(6)(7)	21,000	15,730
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.56% due 08/15/2046(6)	64,000	65,893
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(6)	130,000	132,872
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.35% due 07/15/2049*	58,000	60,592
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(6)	8,116	8,110
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(6)	20,950	20,935
Nomura Resecuritization Trust FRS Series 2015-1R, Class 6A9 0.43% due 05/26/2047*(3)(5)(8)	100,000	62,000
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.19% due 04/15/2042*(3)(6)(7)	336,907	25
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-AJ, Class C25 5.90% due 05/15/2043(6)	49,000	49,634
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.65% due 10/25/2044(5)	59,380	54,309
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.61% due 03/15/2048*(6)(7)	270,079	19,482
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.62% due 03/15/2045*(6)(7)	262,482	16,612
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.92% due 12/15/2045*(6)(7)	$405,391	$35,609
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.34% due 11/15/2045*(6)(7)	150,711	14,773
WF-RBS Commercial Mtg. Trust Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)	24,000	25,791
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)	53,000	57,229
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class D 4.61% due 12/15/2045*	24,000	22,844
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)	54,000	54,834
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.99% due 06/15/2045(6)	29,000	30,643
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.99% due 06/15/2045*(6)	55,000	56,913
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 5.15% due 09/15/2046*	49,000	47,121
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.43% due 06/15/2044*(6)	55,000	57,066
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.64% due 02/15/2044*(6)	42,000	44,835
Total Asset Backed Securities (cost $3,057,131)		2,385,310
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	2,927
Real Estate Investment Trusts — 0.0%
iStar, Inc. Senior Notes 3.00% due 11/15/2016	11,000	12,561
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	15,957
Total Convertible Bonds & Notes (cost $25,061)		31,445

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 5.7%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	$5,000	$5,050
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,542
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,175
Outfront Media Capital LLC/ Outfront Media Capital Corp. Company Guar. Notes 5.63% due 02/15/2024	17,000	17,234
		47,001
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	20,000	19,456
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	5,000	5,000
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	26,316
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,127
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,932
		59,831
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,233
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	5,979	6,140
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	2,588	2,950
UAL Pass-Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,267	9,875
		18,965
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	25,000	24,937
Security Description	Principal Amount(19)	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	$70,000	$88,672
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,132
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	15,955
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,088
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,232
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	12,577
		152,656
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	15,000	12,019
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	34,100
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	10,000	9,625
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	19,000	19,142
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,175
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	10,000	8,825
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	18,000	18,630
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,394
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	2,963
		113,854
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,966
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	16,979

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	$6,000	$5,963
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,385
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,665
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,637
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,437
		102,032
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,108
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	2,989
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,555
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	21,840
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	58,237
		89,621
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	22,506
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	28,105
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	20,000	20,050
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	26,000	22,360
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	32,000	26,888
Security Description	Principal Amount(19)	Value (Note 2)
Broadcast Services/Program (continued)
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	$5,000	$4,687
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	26,000
		128,090
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	10,000	9,988
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	20,000	19,750
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,455
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	10,000	9,950
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	17,637
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	15,000	15,750
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	15,458
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	10,000	10,750
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	9,975
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,113
		119,826
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,203
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	4,900
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	12,000	12,364

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	$10,000	$8,250
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	56,258
		64,508
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,125
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,945
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,063
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,077
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	14,000	13,591
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	20,500
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,500
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,970
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	6,000	5,760
TRI Pointe Holdings, Inc. Company Guar. Notes 5.88% due 06/15/2024	20,000	19,600
		131,131
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	14,000
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	5,340
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	43,785
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	5,535
Security Description	Principal Amount(19)	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	$6,000	$5,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	12,000	12,060
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,105
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	7,000	7,140
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*(3)	12,000	11,942
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*(3)	23,000	23,204
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,728
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	6,000	4,733
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	8,055
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	8,494
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	25,187
		201,933
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,150
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	14,775
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,375
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	20,650
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,462
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,520
		84,932

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	$14,000	$14,789
Eldorado Resorts, Inc. Senior Notes 7.00% due 08/01/2023*	15,000	14,737
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	12,000	12,480
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,650
		46,656
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	48,608
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	5,059
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	24,937
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	28,331
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	11,000	9,006
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	34,803
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	12,750
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	4,825
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	2,895
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	16,941
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	9,600
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,105
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,015
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	19,800
Security Description	Principal Amount(19)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	$3,000	$2,970
		232,645
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023*	5,000	5,200
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	9,425
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	24,210
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	14,643
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	6,000	5,100
Momentive Performance Materials, Inc. Senior Sec. Notes 3.88% due 10/24/2021	15,000	11,550
Momentive Performance Materials, Inc. Escrow Notes 8.88% due 10/15/2020†(2)	15,000	0
		70,128
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	25,000	23,562
Chemicals-Specialty — 0.1%
Chemours Co. Senior Notes 6.63% due 05/15/2023*	10,000	6,725
Chemours Co. Senior Notes 7.00% due 05/15/2025*	5,000	3,287
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	12,165
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	5,000	4,287
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	10,000	8,600
PQ Corp. Sec. Notes 8.75% due 11/01/2018*	14,000	14,000
Rockwood Specialties Group, Inc. Company Guar. Notes 4.63% due 10/15/2020	20,000	20,702
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	10,000	9,875

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	$15,000	$14,700
		94,341
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022	6,000	4,035
Commercial Services — 0.0%
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	13,950
Commercial Services-Finance — 0.0%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(12)	20,000	20,050
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. Company Guar. Notes 5.75% due 04/15/2023	11,000	11,646
		31,696
Computers — 0.0%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	27,721
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	9,750
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*	10,000	10,200
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	5,000	5,150
		25,100
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	4,900
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,900
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	5,000	4,800
		20,600
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	5,000	4,713
Security Description	Principal Amount(19)	Value (Note 2)
Containers-Paper/Plastic (continued)
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	$6,000	$5,835
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Sec. Notes 6.00% due 10/15/2022*	5,000	5,012
MeadWestvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	1,000	1,300
MeadWestvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	20,000	27,449
Pactiv LLC Senior Notes 7.95% due 12/15/2025	10,000	9,475
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	4,944
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	4,900
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,027
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	5,000	5,075
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,140
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	5,000	5,013
		97,883
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	15,600
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	19,400
		35,000
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,631
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	9,900
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	37,000	38,387
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	2,000	2,185

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	$11,000	$12,210
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	8,000	9,090
		86,403
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	14,620
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,675
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	9,925
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	15,000	15,300
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023*	5,000	5,012
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	10,000	10,050
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	20,800
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,780
Univar, Inc. Company Guar. Notes 6.75% due 07/15/2023*	5,000	4,638
		62,580
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,736
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	3,630
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	5,875
		9,505
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	$15,000	$14,775
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	10,000	9,725
Parker-Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	19,148
		43,648
Diversified Minerals — 0.0%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	26,318
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,626
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	5,964
		22,590
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,265
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	26,250
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	29,050
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,675
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	2,000	2,160
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	30,103
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	30,106
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,744
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,025
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*(11)(13)	7,934	8,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	$35,000	$36,064
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	7,596	7,672
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,281
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,273
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	23,769
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,505
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	19,108
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	20,756
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(11)(13)	11,000	4,262
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	30,646
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,015
		348,179
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,453
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,022
		37,475
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,588
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	9,000	9,135
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,270
Security Description	Principal Amount(19)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	$10,000	$9,198
Micron Technology, Inc. Company Guar. Notes 5.88% due 02/15/2022	15,000	14,794
		39,397
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,400
Enterprise Software/Service — 0.0%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	6,965
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	20,000	18,350
Oracle Corp. Senior Notes 4.13% due 05/15/2045	2,000	1,887
		27,202
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,850
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,890
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,435
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	16,100
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	26,000	30,119
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,835
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	5,000	5,113
		111,342
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 7.13% due 05/15/2019*	10,000	8,950
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,525
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,150

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	$7,000	$5,512
		40,137
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,625
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	32,710
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	44,782
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,100
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,600
		98,192
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	14,921
Finance-Mortgage Loan/Banker — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	8,933
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	9,405
		18,338
Finance-Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	31,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,088
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,852
		77,503
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,150
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,562
		25,712
Security Description	Principal Amount(19)	Value (Note 2)
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	$5,000	$5,188
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,255
		11,443
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,462
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,789
		30,251
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,420
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,990
		39,410
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,330
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,588
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	14,775
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	35,000	30,537
		60,230
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	14,400
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	22,000	23,028
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,749
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	28,365

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.2%
Calpine Corp Senior Notes 5.75% due 01/15/2025	$30,000	$28,050
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,090
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,109
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	35,087
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	5,550
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	23,250
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	86,169
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	5,000	4,387
		188,692
Insurance Brokers — 0.0%
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	16,235
Wayne Merger Sub LLC Senior Notes 8.25% due 08/01/2023*	10,000	9,575
		25,810
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,715
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	44,111
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	5,000	5,100
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	15,000	15,225
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	21,792
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,782
		124,725
Security Description	Principal Amount(19)	Value (Note 2)
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	$30,000	$36,046
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	32,164
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	19,695
		87,905
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	66,740
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	20,084
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	24,083
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,881
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	26,000	24,960
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,300
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	4,975
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	24,187
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(12)	15,000	12,075
		86,497
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	15,000	15,937
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	10,000	10,650
		26,587

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	$12,000	$12,244
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	13,000	13,142
		25,386
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,688
Medical Products — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,200
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	5,000	5,025
		15,225
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	15,000	14,363
Medical-Drugs — 0.0%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	5,940
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,613
Valeant Pharmaceuticals International Company Guar. Notes 6.38% due 10/15/2020*	14,000	13,921
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,060
		32,534
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	14,925
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	16,000	16,640
		31,565
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,850
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,800
Security Description	Principal Amount(19)	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	$3,000	$3,068
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	3,000	3,053
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,000	3,064
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	5,985
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,012
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	4,950
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	44,000	47,960
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,390
Tenet Healthcare Corp. FRS Senior Sec. Notes 3.84% due 06/15/2020*	15,000	14,897
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,775
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	5,910
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,770
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,687
		178,171
Metal Processors & Fabrication — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	10,000	6,800
Metal-Diversified — 0.0%
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	14,280
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,239
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,720

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	$9,000	$12,128
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,174
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	24,979
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	58,436
		147,676
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	6,178
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,678
Oil & Gas Drilling — 0.0%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	37,832
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	9,460
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	9,680
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	10,000	8,775
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	25,000	16,078
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	30,000	17,869
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	4,262
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	7,177
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	18,000	11,739
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	5,715
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,335
Security Description	Principal Amount(19)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	$20,000	$19,700
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	9,000	5,355
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	1,890
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,890
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	5,000	3,691
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	8,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	24,080
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	1,770
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023*	10,000	9,200
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	5,000	4,913
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	5,000	4,156
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	10,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,250
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	18,629
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	20,000	5,100
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	2,075
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(11)(13)	30,000	9,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	$10,000	$9,150
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	24,250
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	15,846
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	7,750
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(11)	39,000	585
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*	15,000	9,094
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	1,950
Seventy Seven Operating LLC Company Guar. Notes 6.63% due 11/15/2019	20,000	12,450
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	5,700
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	2,790
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	13,940
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	26,830
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	5,160
		388,484
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	22,529
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	6,000	3,750
Exterran Partners LP/EXLP Finance Corp Company Guar. Notes 6.00% due 10/01/2022	26,000	21,775
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	12,000	10,533
Security Description	Principal Amount(19)	Value (Note 2)
Oil-Field Services (continued)
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	$7,000	$6,193
FTS International, Inc. FRS Senior Sec. Notes 7.84% due 06/15/2020*	5,000	3,702
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	8,625
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	5,000	3,887
		58,465
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,425
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,365
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,721
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,150
		85,661
Petrochemicals — 0.0%
TPC Group, Inc. Senior Sec. Notes 8.75% due 12/15/2020*	5,000	4,275
Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	2,000	2,160
Pipelines — 0.2%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	8,951
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	33,879
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	10,945
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,070
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	13,765
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	17,620

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	$20,000	$17,655
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	2,932
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,564
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,303
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	10,000	11,071
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	25,231
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	8,320
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	4,882
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	10,642
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	14,347
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,400
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023*	10,000	8,700
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	5,805
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	17,526
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	8,857
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,097
Security Description	Principal Amount(19)	Value (Note 2)
Pipelines (continued)
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	$23,000	$21,275
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	6,105
		288,942
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	9,825
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,650
Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,083
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,212
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	20,175
		48,470
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	9,000	6,457
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	15,712
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	3,000	3,113
Sirius XM Radio, Inc. Company Guar. Notes 5.88% due 10/01/2020*	14,000	14,245
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,030
		45,557
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	19,514
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	26,044
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,960

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	$19,000	$18,240
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	6,237
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	26,442
DDR Corp. Senior Notes 7.88% due 09/01/2020	17,000	20,767
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	10,000	10,379
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,414
Healthcare Realty Trust, Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,432
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,799
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,172
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,394
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,049
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	14,000
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,125
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,450
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*(3)	10,000	9,517
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,163
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,275
SL Green Realty Corp./SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	21,317
Security Description	Principal Amount(19)	Value (Note 2)
Real Estate Investment Trusts (continued)
Vereit Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	$25,000	$24,000
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	25,138
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,692
		377,520
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	25,000	24,812
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,057
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,069
		40,938
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	24,000	24,382
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,552
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,228
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*(3)	39,000	41,822
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	10,000	9,350
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	2,873
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	2,991
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	11,660
		97,476
Research & Development — 0.0%
Jaguar Holding Co II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	9,725

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	$11,000	$11,137
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024	3,000	3,008
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,000
		39,145
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	16,920
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	35,600
		52,520
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,237
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,615
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,800
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,035
		42,450
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	23,678
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,529
Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	5,000	5,127
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	5,000	5,188
		19,844
Security Description	Principal Amount(19)	Value (Note 2)
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	$69,816	$86,405
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	14,887
		101,292
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(12)	10,000	8,000
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	20,000	18,500
		26,500
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Notes 4.90% due 10/01/2044	15,000	14,497
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,534
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,300
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	10,000	10,300
		20,600
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	14,210
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(12)	5,000	5,038
		19,248
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	6,490
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	20,370
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	27,000
JC Penney Corp, Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,000
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	4,674

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	$6,000	$7,115
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	11,000	13,382
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/2028	4,000	4,923
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	30,000	29,700
		118,654
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	10,000	9,850
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,075
Landry's, Inc. Company Guar. Notes 9.38% due 05/01/2020*	30,000	32,025
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,656
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	26,570
		92,176
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	20,125
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,100
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	26,344
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 2.88% due 04/16/2020*(3)	20,000	16,000
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*(3)	40,000	30,900
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	10,000	7,500
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	9,169
Security Description	Principal Amount(19)	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	$3,000	$3,067
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	8,000	7,860
		74,496
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	4,906
Qwest Corp. Senior Notes 6.75% due 12/01/2021	5,000	5,291
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,090
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	23,094
		36,381
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	24,567
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*	16,000	7,360
CommScope Technologies Finance LLC Senior Sec. Notes 6.00% due 06/15/2025*	10,000	9,594
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,038
		56,559
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,000	4,772
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,581
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	2,792
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	12,250
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,505
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020*	5,000	4,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	$20,000	$19,500
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	5,000	4,838
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	9,725
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,196
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	14,490
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	60,270
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	4,652
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	62,394
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	9,977
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,192
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	6,000	4,324
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	10,850
		271,208
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	17,605
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	24,000	31,174
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,425
LIN Television Corp. Senior Notes 5.88% due 11/15/2022*	5,000	4,962
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	5,865
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	5,000	4,544
Security Description	Principal Amount(19)	Value (Note 2)
Television (continued)
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	$6,000	$6,030
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	9,800
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	6,000	6,090
TEGNA, Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,120
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	10,000	9,700
		119,315
Textile-Products — 0.0%
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,615
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,725
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,055
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,865
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,225
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	23,000	22,597
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	5,790
		57,257
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,656
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp Senior Notes 6.38% due 05/15/2023*	35,000	31,762
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	16,540
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,148

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Kansas City Southern Railway Co. Company Guar. Bonds 4.30% due 05/15/2043	$3,000	$2,771
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	22,357
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	24,000	23,760
		82,576
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	9,850
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,625
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	10,000	9,675
		14,300
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*(3)	5,000	5,050
Total U.S. Corporate Bonds & Notes (cost $7,911,693)		7,688,262
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	104,807
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,055
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	55,599
		171,461
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	5,000	5,100
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	9,781
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	17,000	16,787
Security Description	Principal Amount(19)	Value (Note 2)
Building-Residential/Commercial (continued)
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	$6,000	$5,715
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	19,400
		41,902
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,954
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	19,254
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022	40,000	43,596
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*	5,000	3,750
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	12,825
		16,575
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*(3)	5,000	4,498
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	3,500
		7,998
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	7,000	7,070
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000	9,950
		17,020
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	51,000	69,976
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000	45,296

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		$10,000	$12,392
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,524
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		1,000	870
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	8,375
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	14,025
			23,270
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*		3,000	1,650
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		5,000	5,013
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	8,913
Medical-Biomedical/Gene — 0.0%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*		15,000	13,125
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025		4,000	3,945
Capsugel SA Senior Notes 7.00% due 05/15/2019*(12)		3,000	3,000
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*		25,000	25,250
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(12)		10,000	10,100
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		15,000	14,578
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		5,000	4,750
Security Description	Principal Amount(19)	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	$10,000	$9,556
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	9,525
		80,704
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	2,724
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	35,000	22,662
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	30,000	23,962
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	10,835
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	15,899
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	10,000	3,200
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	5,000	650
Paragon Offshore PLC Company Guar. Notes 7.25% due 08/15/2024*	25,000	3,250
		22,999
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	4,740
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	13,000	2,860
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(2)	10,000	0
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*	10,000	8,600
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	13,160
		29,360

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 3.88% due 01/27/2016	$20,000	$19,650
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	36,375
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	15,000	9,788
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,047
		98,860
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	6,841
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/2039	10,000	9,992
		16,833
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	10,000	12,175
Retail-Restaurants — 0.0%
1011778 B.C. ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	4,888
1011778 B.C. ULC/New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	30,450
		35,338
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	4,680
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	15,683
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	31,000	20,460
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	13,000	8,450
SES SA Company Guar. Notes 5.30% due 04/04/2043*	5,000	4,991
		54,264
Security Description	Principal Amount(19)	Value (Note 2)
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*(3)	$12,000	$10,950
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	8,100
ArcelorMittal Senior Notes 7.75% due 10/15/2039	6,000	4,890
ArcelorMittal Senior Notes 10.60% due 06/01/2019	18,000	19,440
		32,430
Telephone-Integrated — 0.1%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,590
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,108
		45,698
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,625
Total Foreign Corporate Bonds & Notes (cost $1,168,534)		1,069,219
LOANS(9)(10)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	19,898	19,667
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 7.01% due 03/01/2017(11)(13)	66,093	61,502
Caesars Entertainment Operating Co., Inc. FRS BTL 11.50% due 03/01/2017(11)(13)	4,975	4,493
		65,995
Electric-Integrated — 0.0%
TXU Energy FRS 4.68% due 10/10/2017(3)(11)(13)(15)	71,120	27,381
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/03/2021	9,937	9,409
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL 6.25% due 04/30/2020	14,911	11,519
Total Loans (cost $181,551)		133,971

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	$25,000	$34,215
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,009
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	42,033
Total Municipal Bonds & Notes (cost $70,195)		93,257
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	11,869	12,212
5.50% due 06/01/2035	6,749	7,533
7.50% due 10/01/2029	7,165	8,654
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.42% due 06/15/2034(5)(17)	23,035	31,382
Series 3065, Class DC 19.24% due 03/15/2035(5)(17)	36,514	52,230
Series 3072, Class SM 23.04% due 11/15/2035(5)(17)	22,894	35,675
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 2IO 0.00% due 05/25/2043(5)(7)(8)	102,913	0
Series T-56, Class AIO 0.52% due 05/25/2043(5)(7)	174,538	4,454
		152,140
Federal National Mtg. Assoc. — 1.8%
3.50% due October TBA	1,000,000	1,042,524
4.00% due 05/01/2019	81,415	85,192
4.00% due 09/01/2020	9,534	9,977
4.00% due October TBA	1,000,000	1,065,743
4.50% due 04/01/2018	1,798	1,863
4.50% due 03/01/2020	5,226	5,454
4.50% due 04/01/2020	9,217	9,585
4.50% due 09/01/2020	6,334	6,570
4.50% due 11/01/2020	3,909	4,079
5.00% due 03/01/2021	2,471	2,569
5.50% due 03/01/2018	2,632	2,740
6.00% due 06/01/2036	2,853	3,242
6.50% due 01/01/2036	413	472
6.50% due 06/01/2036	19,783	22,600
6.50% due 07/01/2036	7,494	8,653
6.50% due 09/01/2036	24,827	28,361
6.50% due 11/01/2036	22,309	25,485
7.00% due 06/01/2033	6,365	7,577
7.00% due 04/01/2035	9,910	12,135
7.50% due 04/01/2024	8,893	9,993
Security Description	Shares/ Principal Amount(19)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.67% due 08/25/2035(5)(17)	$13,813	$19,512
Series 2005-122, Class SE 22.42% due 11/25/2035(5)(17)	16,793	25,806
Series 2006-8, Class HP 23.86% due 03/25/2036(5)(17)	25,148	39,905
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(5)(7)	131,910	2,192
		2,442,229
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	25,883	29,633
6.50% due 09/20/2037	6,544	7,707
		37,340
Total U.S. Government Agencies (cost $2,597,365)		2,631,709
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.3%
2.75% due 08/15/2042	190,000	185,255
3.75% due 11/15/2043	230,000	270,795
		456,050
United States Treasury Notes — 1.5%
0.75% due 12/31/2017	220,000	220,092
0.75% due 03/31/2018	90,000	89,871
1.00% due 08/31/2016	170,000	170,949
1.13% due 12/31/2019	490,000	487,180
1.75% due 05/31/2016	500,000	504,993
2.00% due 11/30/2020	200,000	205,422
2.38% due 08/15/2024	160,000	164,792
2.75% due 11/15/2023	160,000	170,346
		2,013,645
Total U.S. Government Treasuries (cost $2,414,768)		2,469,695
EXCHANGE-TRADED FUNDS — 2.4%
iShares MSCI EAFE Index Fund	3,000	171,960
iShares Russell 2000 Value ETF	627	56,493
SPDR S&P 500 ETF Trust, Series 1	14,100	2,701,983
SPDR S&P MidCap 400 ETF Trust	1,500	373,335
Total Exchange-Traded Funds (cost $3,375,682)		3,303,771
EQUITY CERTIFICATES(3) — 0.8%
Aerospace/Defense-Equipment — 0.0%
UBS AG - Bharat Electronics, Ltd.†	2,261	41,125
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.†	12,091	55,003
Banks-Commercial — 0.2%
UBS AG - Apollo Tyres, Ltd.†	1,087	2,980
UBS AG - Axis Bank, Ltd.†	7,521	56,791
UBS AG - Federal Bank, Ltd.†	33,077	32,225
UBS AG - HCL Technologies, Ltd.†	4,698	70,295
UBS AG - Yes Bank, Ltd.†	3,347	37,208
		199,499

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
EQUITY CERTIFICATES(3) (continued)
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.†(8)	13,340	$50,642
Cellular Telecom — 0.1%
UBS AG - Idea Cellular, Ltd.†	23,586	53,719
Consulting Services — 0.1%
UBS AG - Infosys, Ltd.†	4,398	77,853
Diversified Banking Institutions — 0.0%
UBS AG - Qingdao Haier Co.,Ltd.†	20,691	29,488
Electric Products-Misc. — 0.0%
UBS AG - Gree Electric Appliances†	14,415	36,689
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Dewan Housing Finance Corp., Ltd.†	1,430	4,792
UBS AG - Housing Development Finance Corp., Ltd.†	3,580	66,140
		70,932
Motion Pictures & Services — 0.0%
UBS AG - Eros International Media, Ltd.†	5,953	47,577
Multimedia — 0.1%
UBS AG - Zee Entertainment Enterprise†	8,507	50,862
Oil Refining & Marketing — 0.0%
UBS AG - Bharat Petroleum Corp., Ltd.†	3,175	41,148
Pharmacy Services — 0.1%
UBS AG - Aurobindo Pharma, Ltd.†	7,299	85,533
Real Estate Operations & Development — 0.0%
UBS AG - China State Construction Engineering Corp., Ltd.†	34,286	31,173
Satellite Telecom — 0.0%
UBS AG - Dish TV India, Ltd.†	29,025	47,026
Telecom Services — 0.0%
UBS - Bharti Infratel, Ltd.†	7,925	42,885
Transport-Rail — 0.0%
UBS AG - Daqin Railway†	22	30
Transport-Services — 0.0%
UBS AG - Zhengzhou Yutong Bus Co.†	14,419	42,642
Travel Services — 0.0%
Merrill Lynch - Al Tayyar Travel Group†	1,568	31,862
Total Equity Certificates (cost $1,123,437)		1,035,688
Total Long-Term Investment Securities (cost $128,405,896)		127,994,737
Security Description	Principal Amount(19)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.01% due 10/15/2015(18)	$411,000	$411,008
0.13% due 01/21/2016(18)	14,000	14,000
0.15% due 01/14/2016(18)	1,000	1,000
0.15% due 02/11/2016(18)	75,000	74,993
Total Short-Term Investment Securities (cost $500,950)		501,001
REPURCHASE AGREEMENTS — 7.1%
Agreement with Bank of America Securities LLC/Merrill Lynch, bearing interest at 0.10%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount $9,619,000 collateralized by $9,658,400 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2019 and having an approximate value of $9,819,876 (cost $9,619,000)	9,619,000	9,619,000
TOTAL INVESTMENTS (cost $138,525,846)(16)	101.8%	138,114,738
Liabilities in excess of other assets	(1.8)	(2,491,061)
NET ASSETS	100.0%	$135,623,677

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $3,930,112 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $19,981,647 representing 14.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $1,561,373 representing 1.2% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are current rate at September 30, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Security in default of interest.

(12)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(13)  Company has filed for Chapter 11 bankruptcy protection.

(14)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(15)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

2015, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
Metro Bank PLC	01/15/2014	736	$15,667	$17,786	$24.17	0.01%
Loans
TXU Energy	05/19/2011	$25,308	24,831
4.68% due 10/10/2017	05/16/2011	44,884	42,263
	08/21/2014	928	1,233
		71,120	68,327	27,381	38.50	0.02
				$45,167		0.03%

(16)  See Note 4 for cost of invesments on a tax basis.

(17)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2015.

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(19)  Denominated in United States Dollars unless otherwise indicated.

ADR — American Depositary Receipt

BATS — Better Alternative Trading System

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Euronext — Euro Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

LiLAC — Liberty Latin America and Caribbean Group

NVDR — Non-Voting Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Savings Shares

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
29	Long	Euro Stoxx 50#	December 2015	$1,026,456	$1,002,787	$(23,669)
36	Short	Russell 2000 Mini Index	December 2015	4,109,580	3,945,240	164,340
14	Long	S&P 500 E-Mini Index	December 2015	1,312,185	1,336,090	23,905
29	Short	S&P 500 E-Mini Index	December 2015	2,802,862	2,767,615	35,247
6	Long	S&P MidCap 400 E-Mini Index	December 2015	839,419	817,740	(21,679)
9	Long	U.S. Treasury 2 YR Notes	December 2015	1,968,059	1,971,281	3,222
43	Short	U.S. Treasury 2 YR Notes	December 2015	9,403,683	9,418,344	(14,661)
12	Long	U.S. Treasury 5 YR Notes	December 2015	1,435,313	1,446,188	10,875
53	Short	U.S. Treasury 5 YR Notes	December 2015	6,340,079	6,387,328	(47,249)
69	Short	U.S. Treasury 10 YR Notes	December 2015	8,804,166	8,882,672	(78,506)
66	Long	U.S. Treasury 10 YR Notes	December 2015	8,388,365	8,496,469	108,104
						$159,929

#  Foreign equity futures contracts valued using fair value procedures at September 30, 2015. The aggregate depreciation of these futures contracts was $23,669 representing 0.02% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,885	12/17/15	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket	$(215,601)
Citibank N.A.	5,820	12/17/15	3 Month USD LIBOR-BBA plus 15 bps	Russell 1000 Index Total Return	222,209
Citibank N.A.	320	12/17/15	3 Month USD LIBOR-BBA plus 15 bps	Russell 1000 Index Total Return	12,219
Goldman Sachs International	29	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	(263)
Net Unrealized Appreciation (Depreciation)					$18,564

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,957,000	USD	3,350,399	12/16/2015	$42,044	$—
Barclays Bank PLC	USD	90,108	HKD	698,700	11/18/2015	44	—
	USD	438,197	JPY	52,453,900	11/18/2015	—	(706)
	USD	26,388	CHF	25,600	12/16/2015	—	(49)
						44	(755)
Citibank N.A.	CAD	18,200	USD	14,482	10/21/2015	846	—
	DKK	1,299,400	USD	193,978	12/16/2015	—	(974)
						846	(974)
Credit Suisse AG	CNH	1,465,100	USD	225,227	11/18/2015	—	(3,731)
	USD	532,704	AUD	699,100	10/21/2015	—	(42,517)
	USD	614,628	JPY	76,185,000	11/18/2015	20,792	—
	USD	582,119	CHF	564,900	12/16/2015	—	(913)
	USD	675,602	EUR	596,400	12/16/2015	—	(8,337)
	USD	987,865	GBP	645,400	12/16/2015	—	(11,840)
						20,792	(67,338)
Deutsche Bank AG	USD	1,206,018	EUR	1,064,700	12/16/2015	—	(14,808)
Goldman Sachs International	JPY	50,584,900	USD	408,092	11/18/2015	—	(13,810)
HSBC Bank USA, N.A.	USD	559,119	JPY	69,293,900	11/18/2015	18,825	—
	USD	536,329	GBP	350,400	12/16/2015	—	(6,427)
						18,825	(6,427)
JPMorgan Chase Bank	CHF	180,800	USD	186,463	12/16/2015	444	—
	GBP	898,400	USD	1,375,405	12/16/2015	16,774	—
	JPY	80,387,800	USD	648,501	11/18/2015	—	(21,972)
	NOK	450,600	USD	54,638	12/16/2015	1,771	—
	SGD	271,600	USD	196,609	11/18/2015	6,052	—
	USD	347,817	SGD	490,200	11/18/2015	—	(3,889)
	USD	709,199	EUR	626,100	12/16/2015	—	(8,705)
	USD	188,474	SEK	1,581,500	12/16/2015	814	—
						25,855	(34,566)
State Street Bank and Trust Co.	AUD	155,800	USD	118,725	10/21/2015	9,483	—
	USD	11,652	ILS	43,900	10/21/2015	—	(459)
						9,483	(459)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	AUD	139,100	USD	105,935	10/21/2015	$8,402	$—
	USD	388,673	AUD	531,800	10/21/2015	—	(15,791)
	USD	1,206,177	EUR	1,064,700	12/16/2015	—	(14,968)
	USD	536,467	GBP	350,500	12/16/2015	—	(6,413)
						8,402	(37,172)
Westpac Banking Corp.	JPY	4,202,700	USD	33,902	11/18/2015	—	(1,150)
Net Unrealized Appreciation(Depreciation)						$126,291	$(177,459)

AUD — Austrialian Dollar
CAD — Canadian dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising Agencies	$—	$36,797	$—	$36,797
Advertising Services	—	67,159	0	67,159
Aerospace/Defense	2,437,477	115,046	—	2,552,523
Aerospace/Defense-Equipment	112,899	51,615	—	164,514
Agricultural Chemicals	—	69,944	—	69,944
Airlines	1,191,500	301,455	—	1,492,955
Airport Development/Maintenance	—	38,251	—	38,251
Apparel Manufacturers	477,190	18,469	—	495,659
Audio/Video Products	7,275	186,759	—	194,034
Auto-Cars/Light Trucks	—	380,880	—	380,880
Auto/Truck Parts & Equipment-Original	974,217	125,181	—	1,099,398
Banks-Commercial	1,328,914	1,271,234	17,786	2,617,934
Beverages-Non-alcoholic	1,878,136	115,604	—	1,993,740
Brewery	50,544	48,534	—	99,078
Building & Construction Products-Misc.	72,135	46,177	—	118,312
Building Products-Cement	87,636	6,084	—	93,720
Building-Heavy Construction	581,484	159,235	—	740,719
Building-Residential/Commercial	—	120,795	—	120,795
Cable/Satellite TV	8,184	223,458	—	231,642
Casino Hotels	—	23,535	—	23,535
Casino Services	—	38,533	—	38,533
Cellular Telecom	—	309,502	—	309,502
Chemicals-Diversified	822,120	425,879	—	1,247,999
Chemicals-Plastics	—	63,081	—	63,081
Circuit Boards	—	51,874	—	51,874
Computer Services	1,456,267	22,502	—	1,478,769
Computer Software	161,129	15,809	—	176,938
Computers	3,576,146	15,284	—	3,591,430
Computers-Integrated Systems	41,875	63,138	—	105,013
Computers-Memory Devices	649,248	17,064	—	666,312
Containers-Paper/Plastic	518,721	73,345	—	592,066
Cosmetics & Toiletries	217,787	396,668	—	614,455
Distribution/Wholesale	39,021	30,595	—	69,616
Diversified Banking Institutions	4,625,903	952,040	—	5,577,943
Diversified Financial Services	52,375	45,913	—	98,288
Diversified Manufacturing Operations	432,953	84,519	—	517,472

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Diversified Minerals	$—	$85,576	$—	$85,576
Diversified Operations	—	78,342	—	78,342
E-Commerce/Products	1,626,182	14,107	—	1,640,289
Electric-Generation	39,110	129,902	—	169,012
Electric-Integrated	1,948,291	447,056	—	2,395,347
Electronic Components-Misc.	189,622	269,988	—	459,610
Electronic Components-Semiconductors	434,101	323,956	—	758,057
Electronic Measurement Instruments	405,094	43,773	—	448,867
Electronic Security Devices	14,856	21,516	—	36,372
Electronics-Military	627,120	48,818	—	675,938
Energy-Alternate Sources	65,256	178,548	—	243,804
Entertainment Software	66,281	93,553	—	159,834
Explosives	—	14,024	—	14,024
Female Health Care Products	—	2,695	—	2,695
Finance-Investment Banker/Broker	20,890	19,443	—	40,333
Finance-Leasing Companies	—	181,184	—	181,184
Finance-Other Services	48,739	94,230	—	142,969
Food-Catering	—	43,473	—	43,473
Food-Confectionery	—	35,952	—	35,952
Food-Meat Products	63,352	91,399	—	154,751
Food-Misc./Diversified	897,000	345,978	—	1,242,978
Food-Retail	483,338	360,467	—	843,805
Gambling (Non-Hotel)	—	14,636	—	14,636
Gas-Distribution	603,433	99,742	—	703,175
Hazardous Waste Disposal	—	40,254	—	40,254
Hotels/Motels	1,004,784	23,895	—	1,028,679
Human Resources	278,718	111,162	—	389,880
Import/Export	—	69,900	—	69,900
Insurance-Life/Health	1,115,107	377,545	—	1,492,652
Insurance-Multi-line	1,128,351	468,992	—	1,597,343
Insurance-Property/Casualty	324,520	15,618	—	340,138
Insurance-Reinsurance	269,079	251,895	—	520,974
Internet Application Software	—	158,339	—	158,339
Internet Connectivity Services	24,417	30,383	—	54,800
Internet Content-Entertainment	—	39,125	—	39,125
Internet Financial Services	—	65,599	—	65,599
Investment Companies	65,534	127,534	—	193,068
Investment Management/Advisor Services	—	38,777	—	38,777
Lighting Products & Systems	—	59,366	—	59,366
Machine Tools & Related Products	—	135,188	—	135,188
Machinery-Electrical	—	179,966	—	179,966
Marine Services	—	11,580	—	11,580
Medical Instruments	92,545	27,568	—	120,113
Medical Labs & Testing Services	—	30,587	—	30,587
Medical-Drugs	3,726,831	1,711,317	—	5,438,148
Medical-Hospitals	34,841	111,929	—	146,770
Medical-Wholesale Drug Distribution	1,695,215	254,762	—	1,949,977
Metal Processors & Fabrication	39,128	67,632	—	106,760
Metal-Diversified	—	76,285	—	76,285
Metal-Iron	—	34,547	—	34,547
Motorcycle/Motor Scooter	—	34,287	—	34,287
Multimedia	448,201	184,182	—	632,383
Non-Ferrous Metals	—	61,010	—	61,010
Non-Hazardous Waste Disposal	—	30,492	—	30,492
Oil Companies-Exploration & Production	1,445,611	98,451	848	1,544,910
Oil Companies-Integrated	67,491	1,025,388	—	1,092,879
Oil Refining & Marketing	1,604,078	37,484	—	1,641,562
Paper & Related Products	25,132	114,774	—	139,906
Petrochemicals	73,065	53,700	—	126,765
Printing-Commercial	105,912	220,145	—	326,057

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Private Equity	$10,874	$159,983	$—	$170,857
Publishing-Periodicals	—	56,577	—	56,577
Real Estate Investment Trusts	2,543,605	146,096	—	2,689,701
Real Estate Management/Services	1,219,261	47,280	—	1,266,541
Real Estate Operations & Development	—	405,723	—	405,723
Retail-Apparel/Shoe	218,362	156,723	—	375,085
Retail-Building Products	2,830,600	160,099	—	2,990,699
Retail-Discount	49,885	48,969	—	98,854
Retail-Drug Store	1,466,496	6,805	—	1,473,301
Retail-Hypermarkets	—	105,286	—	105,286
Retail-Major Department Stores	—	144,988	—	144,988
Retail-Misc./Diversified	48,020	50,076	—	98,096
Retail-Restaurants	160,942	47,746	—	208,688
Retail-Sporting Goods	15,817	21,236	—	37,053
Retail-Vision Service Center	—	27,806	—	27,806
Rubber-Tires	54,840	281,605	—	336,445
Rubber/Plastic Products	69,715	45,810	—	115,525
Satellite Telecom	70,176	15,435	—	85,611
Security Services	10,547	100,773	—	111,320
Semiconductor Components-Integrated Circuits	1,074,439	111,890	—	1,186,329
Shipbuilding	—	136,264	—	136,264
Soap & Cleaning Preparation	—	111,789	—	111,789
Steel-Producers	—	144,534	—	144,534
Storage/Warehousing	—	19,380	—	19,380
Telecom Services	83,398	65,380	—	148,778
Telecommunication Equipment	684,258	32,034	—	716,292
Telephone-Integrated	1,029,373	612,910	—	1,642,283
Television	228,840	267,684	—	496,524
Textile-Products	—	24,692	—	24,692
Tobacco	192,292	342,630	—	534,922
Toys	—	16,894	—	16,894
Transport-Marine	47,126	128,059	—	175,185
Transport-Rail	—	95,431	—	95,431
Transport-Services	1,125,381	220,267	—	1,345,648
Travel Services	—	89,618	—	89,618
Water	—	41,685	—	41,685
Water Treatment Systems	—	—	69,196	69,196
Wire & Cable Products	—	44,462	—	44,462
Other Industries	29,883,972	—	—	29,883,972
Convertible Preferred Stocks	22,049	—	—	22,049
Preferred Securities:
Finance-Auto Loans	—	17,054	—	17,054
Other Industries	88,829	—	—	88,829
Preferred Securities/Capital Securties	—	951,475	—	951,475
Asset Backed Securities	—	2,385,310	—	2,385,310
Convertible Bonds & Notes	—	31,445	—	31,445
U.S. Corporate Bonds & Notes	—	7,688,262	—	7,688,262
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	29,360	0	29,360
Other Industries	—	1,039,859	—	1,039,859
Loans	—	133,971	—	133,971
Municipal Bonds & Notes	—	93,257	—	93,257
U.S. Government Agencies	—	2,631,709	—	2,631,709
U.S. Government Treasuries	—	2,469,695	—	2,469,695
Exchange-Traded Funds	3,303,771	—	—	3,303,771
Equity Certificates	—	1,035,688	—	1,035,688
Short-Term Investment Securities:
U.S. Government Treasuries	—	501,001	—	501,001
Repurchase Agreements	—	9,619,000	—	9,619,000
Total Investment at Value	$89,435,229	$48,591,679	$87,830	$138,114,738

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$345,693	$—	$—	$345,693
Total Return Swaps	—	234,428	—	234,428
Forward Currency Contracts	—	126,291	—	126,291
Total Other Financial Instruments	$345,693	$360,719	$—	$706,412
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$162,095	$23,669	$—	$185,764
Total Return Swaps	—	215,864	—	215,864
Forward Currency Contracts	—	177,459	—	177,459
Total Other Financial Instruments	$162,095	$416,992	$—	$579,087

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	8.8%
E-Commerce/Products	7.7
Web Portals/ISP	6.0
Applications Software	5.8
Medical-Drugs	5.4
E-Commerce/Services	4.6
Medical-HMO	4.2
Internet Content-Entertainment	3.0
Diagnostic Equipment	2.8
Commercial Services-Finance	2.8
Finance-Credit Card	2.7
Computers	2.4
Airlines	2.1
Real Estate Investment Trusts	2.0
Retail-Restaurants	1.9
Retail-Drug Store	1.9
Machinery-General Industrial	1.8
Aerospace/Defense	1.7
Auto/Truck Parts & Equipment-Original	1.7
Multimedia	1.6
Retail-Building Products	1.6
Auto-Cars/Light Trucks	1.4
Casino Hotels	1.4
Medical-Wholesale Drug Distribution	1.4
Medical Instruments	1.3
Retail-Auto Parts	1.2
Athletic Footwear	1.1
Internet Application Software	1.1
Internet Content-Information/News	1.1
Diversified Banking Institutions	1.1
Registered Investment Companies	1.0
Retail-Gardening Products	1.0
Apparel Manufacturers	1.0
Hotels/Motels	0.9
Finance-Other Services	0.9
Transport-Rail	0.8
Data Processing/Management	0.7
Retail-Automobile	0.7
Retail-Apparel/Shoe	0.7
Cruise Lines	0.7
Banks-Fiduciary	0.7
Transport-Services	0.6
Oil Companies-Exploration & Production	0.6
Chemicals-Specialty	0.6
Internet Security	0.5
Finance-Investment Banker/Broker	0.5
Coffee	0.5
Computer Software	0.4
Cosmetics & Toiletries	0.4
Machinery-Pumps	0.4
Investment Management/Advisor Services	0.4
Building Products-Cement	0.3
Retail-Discount	0.3
Semiconductor Equipment	0.3
Networking Products	0.3
Coatings/Paint	0.2
Computer Services	0.1%
Real Estate Management/Services	0.1
Transport-Truck	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Aerospace/Defense — 1.7%
Boeing Co.	58,300	$7,634,385
Airlines — 2.1%
American Airlines Group, Inc.	178,000	6,911,740
United Continental Holdings, Inc.†	48,700	2,583,535
		9,495,275
Apparel Manufacturers — 1.0%
Hanesbrands, Inc.	149,200	4,317,848
Applications Software — 5.8%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	652,396
Microsoft Corp.	290,000	12,835,400
NetSuite, Inc.†	19,600	1,644,440
Red Hat, Inc.†	28,600	2,055,768
Salesforce.com, Inc.†	92,000	6,387,560
ServiceNow, Inc.†	36,500	2,534,925
		26,110,489
Athletic Footwear — 1.1%
NIKE, Inc., Class B	41,900	5,152,443
Auto-Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†	25,450	6,321,780
Auto/Truck Parts & Equipment-Original — 1.7%
BorgWarner, Inc.	66,200	2,753,258
Delphi Automotive PLC	25,400	1,931,416
Mobileye NV†	61,800	2,810,664
		7,495,338
Banks-Fiduciary — 0.7%
State Street Corp.	44,300	2,977,403
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	10,200	1,549,890
Casino Hotels — 1.4%
Las Vegas Sands Corp.	44,400	1,685,868
MGM Resorts International†	244,380	4,508,811
		6,194,679
Chemicals-Specialty — 0.6%
Ashland, Inc.	25,400	2,555,748
Coatings/Paint — 0.2%
Sherwin-Williams Co.	5,000	1,113,900
Coffee — 0.5%
Keurig Green Mountain, Inc.	39,400	2,054,316
Commercial Services-Finance — 2.8%
MasterCard, Inc., Class A	138,600	12,490,632
Computer Services — 0.1%
IHS, Inc., Class A†	5,100	591,600
Computer Software — 0.4%
Akamai Technologies, Inc.†	28,900	1,995,834
Computers — 2.4%
Apple, Inc.	99,200	10,941,760
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	24,400	1,968,592
Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	33,700	3,002,333
Data Processing/Management — 0.7%
Fiserv, Inc.†	38,400	3,325,824
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 2.8%
Danaher Corp.	148,500	$12,653,685
Diversified Banking Institutions — 1.1%
Morgan Stanley	150,900	4,753,350
E-Commerce/Products — 7.4%
Alibaba Group Holding, Ltd. ADR†	58,700	3,461,539
Amazon.com, Inc.†	51,500	26,362,335
Flipkart Online Services, Ltd.†(1)(2)(3)	922	128,186
Vipshop Holdings, Ltd. ADR†	218,400	3,669,120
		33,621,180
E-Commerce/Services — 4.1%
Netflix, Inc.†	17,300	1,786,398
Priceline Group, Inc.†	13,400	16,573,924
		18,360,322
Finance-Credit Card — 2.7%
Visa, Inc., Class A	174,500	12,155,670
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	67,800	2,158,752
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	16,900	3,971,331
Hotels/Motels — 0.9%
Hilton Worldwide Holdings, Inc.	88,300	2,025,602
Marriott International, Inc., Class A	32,900	2,243,780
		4,269,382
Internet Application Software — 1.1%
Tencent Holdings, Ltd.(4)	297,600	5,012,938
Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	136,800	12,298,320
Pandora Media, Inc.†	59,000	1,259,060
		13,557,380
Internet Content-Information/News — 1.1%
LinkedIn Corp., Class A†	26,100	4,962,393
Internet Security — 0.5%
VeriSign, Inc.†	34,600	2,441,376
Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	5,700	1,695,579
Machinery-General Industrial — 1.8%
Roper Technologies, Inc.	28,300	4,434,610
Wabtec Corp.	42,100	3,706,905
		8,141,515
Machinery-Pumps — 0.4%
Flowserve Corp.	44,500	1,830,730
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	12,600	5,790,708
Medical-Biomedical/Gene — 8.8%
Alexion Pharmaceuticals, Inc.†	55,000	8,601,450
Biogen, Inc.†	12,800	3,735,168
BioMarin Pharmaceutical, Inc.†	21,800	2,295,976
Celgene Corp.†	67,300	7,279,841
Gilead Sciences, Inc.	67,300	6,608,187
Incyte Corp.†	34,400	3,795,352
Regeneron Pharmaceuticals, Inc.†	9,400	4,372,316
Vertex Pharmaceuticals, Inc.†	28,400	2,957,576
		39,645,866

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 5.4%
Allergan PLC†	39,917	$10,849,840
Bristol-Myers Squibb Co.	73,700	4,363,040
Valeant Pharmaceuticals International, Inc.†	52,100	9,293,598
		24,506,478
Medical-HMO — 4.2%
Anthem, Inc.	41,400	5,796,000
Cigna Corp.	26,300	3,551,026
Humana, Inc.	23,500	4,206,500
UnitedHealth Group, Inc.	46,200	5,359,662
		18,913,188
Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	33,400	6,180,002
Multimedia — 1.6%
Walt Disney Co.	71,900	7,348,180
Networking Products — 0.3%
Palo Alto Networks, Inc.†	6,900	1,186,800
Oil Companies-Exploration & Production — 0.6%
Concho Resources, Inc.†	8,000	786,400
EQT Corp.	12,300	796,671
Pioneer Natural Resources Co.	8,200	997,448
		2,580,519
Real Estate Investment Trusts — 2.0%
American Tower Corp.	66,100	5,815,478
Crown Castle International Corp.	41,000	3,233,670
		9,049,148
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	49,005
Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	62,600	3,034,222
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	7,500	5,428,725
Retail-Automobile — 0.7%
CarMax, Inc.†	55,000	3,262,600
Retail-Building Products — 1.6%
Home Depot, Inc.	18,900	2,182,761
Lowe's Cos., Inc.	74,100	5,106,972
		7,289,733
Retail-Discount — 0.3%
Costco Wholesale Corp.	9,900	1,431,243
Retail-Drug Store — 1.9%
CVS Health Corp.	43,700	4,216,176
Walgreens Boots Alliance, Inc.	50,200	4,171,620
		8,387,796
Retail-Gardening Products — 1.0%
Tractor Supply Co.	52,500	4,426,800
Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	6,000	4,321,500
Starbucks Corp.	78,000	4,433,520
		8,755,020
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.3%
ASML Holding NV	14,900	$1,310,902
Transport-Rail — 0.8%
Canadian Pacific Railway, Ltd.	25,900	3,718,463
Transport-Services — 0.6%
FedEx Corp.	19,900	2,865,202
Transport-Truck — 0.1%
J.B. Hunt Transport Services, Inc.	6,600	471,240
Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	22,000	14,044,140
Alphabet, Inc., Class C†	21,366	12,999,502
		27,043,642
Total Common Stocks (cost $364,409,989)		439,551,134
CONVERTIBLE PREFERRED SECURITIES — 0.9%
E-Commerce/Products — 0.3%
Flipkart Online Services, Ltd., Series A†(1)(2)(3)	316	43,933
Flipkart Online Services, Ltd., Series C†(1)(2)(3)	556	77,301
Flipkart Online Services, Ltd., Series E†(1)(2)(3)	1,032	143,479
Flipkart Online Services, Ltd., Series G†(1)(2)(3)	4,576	636,201
Flipkart Online Services, Ltd., Series H†(1)(2)(3)	4,257	591,851
		1,492,765
E-Commerce/Services — 0.5%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,240,855
Airbnb, Inc., Series E†(1)(2)(3)	8,841	823,048
Living Social, Inc. Series F†(1)(2)(3)	11,949	1,055
		2,064,958
Real Estate Management/Services — 0.1%
WeWork Cos., Inc.†(1)(2)(3) Series E	13,398	440,654
Total Convertible Preferred Securities (cost $3,268,846)		3,998,377
Total Long-Term Investment Securities (cost $367,678,835)		443,549,511
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
T. Rowe Price Reserve Investment Fund 0.01%(5) (cost $4,762,079)	4,762,079	4,762,079
TOTAL INVESTMENTS (cost $372,440,914)(6)	99.3%	448,311,590
Other assets less liabilities	0.7	3,084,671
NET ASSETS	100.0%	$451,396,261

†  Non-income producing security

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

(1)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $4,827,964 representing 1.1% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/7/2014	38,413	$733,734	$652,396	$16.98	0.14%
Flipkart Online Services, Ltd.	03/19/2015	922	105,108	128,186	139.03	0.03
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	49,005	32.89	0.01
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	13,329	542,664	1,240,855	93.09	0.28
Airbnb, Inc. Series E	07/14/2015	8,841	823,048	823,048	93.09	0.18
Flipkart Online Services, Ltd. Series A	03/19/2015	316	36,022	43,933	139.03	0.01
Flipkart Online Services, Ltd. Series C	03/19/2015	556	63,384	77,301	139.03	0.02
Flipkart Online Services, Ltd. Series E	03/19/2015	1,032	117,647	143,479	139.03	0.03
Flipkart Online Services, Ltd. Series G	12/17/2014	4,576	548,022	636,201	139.03	0.14
Flipkart Online Services, Ltd. Series H	04/17/2015	4,257	605,516	591,851	139.03	0.13
Living Social, Inc. Series F	11/18/2011	11,949	91,888	1,055	0.09	0.00
WeWork Cos., Inc. Series E	06/23/2015	13,398	440,655	440,654	32.89	0.10
				$4,827,964		1.07%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $5,012,938 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(5)  The rate shown is the 7-day yield as of September 30, 2015.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$25,458,093	$—	$652,396	$26,110,489
E-Commerce/Products	33,492,994	—	128,186	33,621,180
Internet Application Software	—	5,012,938	—	5,012,938
Real Estate Management/Services	—	—	49,005	49,005
Other Industries	374,757,522	—	—	374,757,522
Convertible Preferred Securities	—	—	3,998,377	3,998,377
Short-Term Investment Securities	4,762,079	—	—	4,762,079
Total Investment at Value	$438,470,688	$5,012,938	$4,827,964	$448,311,590

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2015	$837,593	$1,403,323
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	23,288	741,553
Change in unrealized depreciation(1)	(80,299)	(15,717)
Net purchases	49,005	1,869,218
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2015	$829,587	$3,998,377

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2015 includes:

Common Stocks	Convertible Preferred Securities
$(57,011)	$725,836

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2015.

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 09/30/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$652,396	Market Approach with	Transaction Price*	$19.1012
		Option Pricing Method ("OPM")	Enterprise Value/Revenue Multiple*	6.56x - 12.8x (9.68x)
		and Income Approach	Discount for Lack of Marketability	10% - 15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.33%
	$49,005	Market Approach	Transaction Price*	$32.8896
	$128,186	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	4.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$2,504,557	Market Approach	Transaction Price*	$32.88957 - $93.044 ($72.99252)
	$1,492,765	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	4.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%
	$1,055	Cost Approach	Net Tangible Assets*	$0.0883

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Computers	6.3%
Medical-Biomedical/Gene	5.8
Medical-Drugs	5.6
Web Portals/ISP	4.6
Real Estate Investment Trusts	3.8
Applications Software	3.0
Retail-Restaurants	2.9
Internet Content-Entertainment	2.6
Commercial Services-Finance	2.6
E-Commerce/Products	2.4
Retail-Building Products	2.1
E-Commerce/Services	1.9
Finance-Credit Card	1.7
Cable/Satellite TV	1.7
Electronic Components-Semiconductors	1.7
Cosmetics & Toiletries	1.6
Enterprise Software/Service	1.6
Beverages-Non-alcoholic	1.6
Multimedia	1.5
Athletic Footwear	1.5
Tobacco	1.4
Instruments-Controls	1.4
Transport-Rail	1.4
Retail-Discount	1.3
Diversified Manufacturing Operations	1.2
Retail-Apparel/Shoe	1.2
Registered Investment Companies	1.1
Medical Instruments	1.1
Retail-Auto Parts	1.0
Retail-Drug Store	0.9
Semiconductor Components-Integrated Circuits	0.9
Computers-Memory Devices	0.9
Food-Retail	0.9
Exchange-Traded Funds	0.8
Medical Products	0.8
Food-Misc./Diversified	0.8
Aerospace/Defense	0.8
Medical Information Systems	0.7
Computer Services	0.7
Oil Companies-Exploration & Production	0.7
Airlines	0.7
Repurchase Agreements	0.7
Finance-Other Services	0.6
Medical-Wholesale Drug Distribution	0.6
Chemicals-Diversified	0.6
Coatings/Paint	0.6
Internet Content-Information/News	0.6
Pharmacy Services	0.6
Medical-HMO	0.6
Beverages-Wine/Spirits	0.6
Oil-Field Services	0.6
Industrial Gases	0.5
Banks-Commercial	0.5
Investment Management/Advisor Services	0.5
Diagnostic Equipment	0.5
Retail-Gardening Products	0.5
Banks-Super Regional	0.5
Apparel Manufacturers	0.5
Retail-Major Department Stores	0.5
Food-Confectionery	0.4
Auto/Truck Parts & Equipment-Original	0.4%
Electronic Components-Misc.	0.4
Hotels/Motels	0.4
Distribution/Wholesale	0.4
Real Estate Management/Services	0.4
Electronic Connectors	0.4
Chemicals-Specialty	0.4
Finance-Investment Banker/Broker	0.4
Cellular Telecom	0.4
Medical-Hospitals	0.4
Electronic Measurement Instruments	0.4
Medical-Generic Drugs	0.3
Containers-Metal/Glass	0.3
Pipelines	0.3
Networking Products	0.3
Building & Construction Products-Misc.	0.3
Cruise Lines	0.3
Electronic Forms	0.3
Food-Wholesale/Distribution	0.3
Finance-Consumer Loans	0.3
Wireless Equipment	0.3
Insurance Brokers	0.3
Transport-Services	0.3
Machinery-General Industrial	0.3
Electronic Design Automation	0.2
Recreational Vehicles	0.2
Metal Processors & Fabrication	0.2
Aerospace/Defense-Equipment	0.2
Electric-Integrated	0.2
Instruments-Scientific	0.2
Computer Aided Design	0.2
Retail-Catalog Shopping	0.2
Advertising Services	0.2
Telecommunication Equipment	0.2
Data Processing/Management	0.2
Toys	0.2
Entertainment Software	0.1
Financial Guarantee Insurance	0.1
Agricultural Chemicals	0.1
Consumer Products-Misc.	0.1
Oil Refining & Marketing	0.1
Semiconductor Equipment	0.1
Building-Residential/Commercial	0.1
Gas-Distribution	0.1
Building Products-Cement	0.1
Retail-Jewelry	0.1
Broadcast Services/Program	0.1
Internet Security	0.1
Vitamins & Nutrition Products	0.1
Disposable Medical Products	0.1
Brewery	0.1
Telecom Services	0.1
Computer Software	0.1
Dialysis Centers	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	3,138	$60,030
Omnicom Group, Inc.	1,971	129,889
		189,919
Advertising Services — 0.2%
Nielsen Holdings PLC	18,586	826,519
Aerospace/Defense — 0.8%
Boeing Co.	15,398	2,016,368
General Dynamics Corp.	3,171	437,439
Lockheed Martin Corp.	2,750	570,103
Northrop Grumman Corp.	1,345	223,203
Rockwell Collins, Inc.	1,295	105,983
		3,353,096
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	10,769	958,333
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,964	88,184
Monsanto Co.	4,818	411,168
		499,352
Airlines — 0.7%
American Airlines Group, Inc.	7,442	288,973
Delta Air Lines, Inc.	12,410	556,837
Southwest Airlines Co.	10,288	391,355
United Continental Holdings, Inc.†	33,581	1,781,472
		3,018,637
Apparel Manufacturers — 0.5%
Carter's, Inc.	10,769	976,102
Hanesbrands, Inc.	6,280	181,743
Michael Kors Holdings, Ltd.†	3,018	127,481
Ralph Lauren Corp.	513	60,616
Under Armour, Inc., Class A†	2,808	271,758
VF Corp.	5,313	362,400
		1,980,100
Applications Software — 3.0%
Citrix Systems, Inc.†	2,507	173,685
Intuit, Inc.	24,972	2,216,265
Microsoft Corp.	171,585	7,594,352
NetSuite, Inc.†	7,582	636,130
Red Hat, Inc.†	2,863	205,793
Salesforce.com, Inc.†	6,582	456,988
ServiceNow, Inc.†	28,352	1,969,046
		13,252,259
Athletic Footwear — 1.4%
NIKE, Inc., Class B	51,530	6,336,644
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,110	106,549
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,935	153,119
Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	25,526	1,940,997
Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.5%
First Republic Bank	25,081	$1,574,334
PacWest Bancorp	12,529	536,367
Regions Financial Corp.	9,302	83,811
		2,194,512
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,673	114,032
Banks-Super Regional — 0.5%
US Bancorp	12,397	508,401
Wells Fargo & Co.	29,154	1,497,058
		2,005,459
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	122,577	4,917,789
Coca-Cola Enterprises, Inc.	1,710	82,678
Dr Pepper Snapple Group, Inc.	2,978	235,411
Monster Beverage Corp.†	2,373	320,687
PepsiCo, Inc.	13,752	1,296,814
		6,853,379
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class B	21,529	2,086,160
Constellation Brands, Inc., Class A	2,683	335,939
		2,422,099
Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,466	204,727
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,329	60,624
Discovery Communications, Inc., Class C†	4,023	97,719
Scripps Networks Interactive, Inc., Class A	1,470	72,309
		230,652
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	27,830	1,321,090
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,045	158,788
Vulcan Materials Co.	1,247	111,232
		270,020
Building Products-Wood — 0.0%
Masco Corp.	2,415	60,810
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,093	149,530
Lennar Corp., Class A	2,714	130,625
PulteGroup, Inc.	2,655	50,100
		330,255
Cable/Satellite TV — 1.7%
Comcast Corp., Class A	105,604	6,006,756
Comcast Corp., Special Class A	3,849	220,317
Time Warner Cable, Inc.	7,323	1,313,526
		7,540,599

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,267	$67,303
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	40,673	1,619,192
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	7,059	340,244
LyondellBasell Industries NV, Class A	11,130	927,797
PPG Industries, Inc.	16,068	1,409,003
		2,677,044
Chemicals-Specialty — 0.4%
Ashland, Inc.	9,373	943,111
Ecolab, Inc.	4,144	454,680
International Flavors & Fragrances, Inc.	717	74,037
Sigma-Aldrich Corp.	1,863	258,808
		1,730,636
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	47,838	1,212,215
Sherwin-Williams Co.	6,208	1,383,018
		2,595,233
Coffee — 0.0%
Keurig Green Mountain, Inc.	1,875	97,763
Commercial Services — 0.0%
Cintas Corp.	1,393	119,450
Quanta Services, Inc.†	1,497	36,242
		155,692
Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	7,268	584,056
Equifax, Inc.	1,291	125,459
FleetCor Technologies, Inc.†	10,138	1,395,192
H&R Block, Inc.	2,888	104,546
MasterCard, Inc., Class A	74,727	6,734,397
McGraw Hill Financial, Inc.	2,679	231,733
Moody's Corp.	2,719	267,006
PayPal Holdings, Inc.†	11,594	359,878
Sabre Corp.	47,271	1,284,826
Total System Services, Inc.	1,796	81,592
Western Union Co.	4,469	82,051
		11,250,736
Computer Aided Design — 0.2%
ANSYS, Inc.†	8,115	715,256
Autodesk, Inc.†	3,529	155,770
		871,026
Computer Services — 0.7%
Accenture PLC, Class A	5,551	545,441
Amdocs, Ltd.	27,446	1,561,129
Cognizant Technology Solutions Corp., Class A†	16,449	1,029,872
Teradata Corp.†	1,171	33,912
		3,170,354
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,787	192,470
Security Description	Shares	Value (Note 2)
Computers — 6.3%
Apple, Inc.	251,858	$27,779,937
Computers-Memory Devices — 0.9%
EMC Corp.	124,721	3,013,259
NetApp, Inc.	2,435	72,076
SanDisk Corp.	3,190	173,313
Seagate Technology PLC	4,713	211,142
Western Digital Corp.	3,595	285,587
		3,755,377
Consumer Products-Misc. — 0.1%
Clorox Co.	1,164	134,477
Kimberly-Clark Corp.	3,183	347,074
		481,551
Containers-Metal/Glass — 0.3%
Ball Corp.	1,487	92,492
Crown Holdings, Inc.†	28,235	1,291,751
		1,384,243
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	2,055	96,338
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	61,375	3,894,857
Estee Lauder Cos., Inc., Class A	22,232	1,793,678
Procter & Gamble Co.	20,738	1,491,892
		7,180,427
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	20,138	1,153,907
Royal Caribbean Cruises, Ltd.	1,499	133,546
		1,287,453
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	361	37,905
Fidelity National Information Services, Inc.	2,768	185,677
Fiserv, Inc.†	3,660	316,993
Paychex, Inc.	3,210	152,892
		693,467
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,352	68,370
Patterson Cos., Inc.	799	34,557
		102,927
Diagnostic Equipment — 0.5%
Danaher Corp.	24,672	2,102,301
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	2,656	192,108
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,158	215,747
Distribution/Wholesale — 0.4%
Fastenal Co.	2,852	104,412
Fossil Group, Inc.†	420	23,470
Genuine Parts Co.	1,372	113,725
WW Grainger, Inc.	7,350	1,580,323
		1,821,930

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 1.2%
3M Co.	6,531	$925,900
A.O. Smith Corp.	12,650	824,654
Colfax Corp.†	26,195	783,492
Dover Corp.	18,137	1,037,074
Illinois Tool Works, Inc.	2,879	236,970
Ingersoll-Rand PLC	29,325	1,488,830
Textron, Inc.	1,941	73,059
		5,369,979
E-Commerce/Products — 2.4%
Amazon.com, Inc.†	19,878	10,175,350
eBay, Inc.†	17,487	427,382
		10,602,732
E-Commerce/Services — 1.9%
Expedia, Inc.	1,561	183,699
Netflix, Inc.†	28,220	2,913,997
Priceline Group, Inc.†	4,281	5,294,998
TripAdvisor, Inc.†	1,762	111,041
		8,503,735
Electric Products-Misc. — 0.0%
AMETEK, Inc.	2,267	118,609
Electric-Integrated — 0.2%
Dominion Resources, Inc.	4,358	306,716
Edison International	2,237	141,087
NextEra Energy, Inc.	3,663	357,326
WEC Energy Group, Inc.	2,413	126,007
		931,136
Electronic Components-Misc. — 0.4%
Corning, Inc.	8,225	140,812
Garmin, Ltd.	1,053	37,782
TE Connectivity, Ltd.	29,119	1,743,937
		1,922,531
Electronic Components-Semiconductors — 1.7%
Altera Corp.	2,407	120,543
Avago Technologies, Ltd.	11,454	1,431,865
Broadcom Corp., Class A	8,722	448,572
Freescale Semiconductor, Ltd.†	23,419	856,667
Intel Corp.	74,175	2,235,634
Microchip Technology, Inc.	2,042	87,990
Micron Technology, Inc.†	16,795	251,589
NVIDIA Corp.	7,989	196,929
Qorvo, Inc.†	2,333	105,102
Skyworks Solutions, Inc.	2,976	250,609
Texas Instruments, Inc.	26,535	1,314,013
Xilinx, Inc.	1,978	83,867
		7,383,380
Electronic Connectors — 0.4%
Amphenol Corp., Class A	34,943	1,780,695
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	51,026	1,055,218
Electronic Forms — 0.3%
Adobe Systems, Inc.†	15,193	1,249,168
Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	23,926	$821,380
FLIR Systems, Inc.	1,028	28,774
National Instruments Corp.	24,813	689,553
		1,539,707
Electronic Security Devices — 0.0%
Allegion PLC	972	56,045
Tyco International PLC	3,223	107,842
		163,887
Enterprise Software/Service — 1.6%
Oracle Corp.	148,157	5,351,431
Tyler Technologies, Inc.†	3,062	457,187
Ultimate Software Group, Inc.†	5,912	1,058,307
		6,866,925
Entertainment Software — 0.1%
Activision Blizzard, Inc.	7,848	242,425
Electronic Arts, Inc.†	4,864	329,536
		571,961
Finance-Consumer Loans — 0.3%
Navient Corp.	5,836	65,597
SLM Corp.†	157,649	1,166,602
		1,232,199
Finance-Credit Card — 1.7%
Alliance Data Systems Corp.†	959	248,362
American Express Co.	33,467	2,480,909
Discover Financial Services	4,754	247,160
Visa, Inc., Class A	66,513	4,633,296
		7,609,727
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	12,142	346,776
E*TRADE Financial Corp.†	33,436	880,370
LPL Financial Holdings, Inc.	12,655	503,289
		1,730,435
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	11,861	2,787,216
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	55,347	512,513
Food-Confectionery — 0.4%
Hershey Co.	21,144	1,942,711
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,199	75,909
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,630	82,608
ConAgra Foods, Inc.	2,627	106,420
General Mills, Inc.	4,671	262,183
Hain Celestial Group, Inc.†	26,710	1,378,236
Kellogg Co.	1,946	129,506
Kraft Heinz Co.	4,636	327,209
McCormick & Co., Inc.	15,953	1,311,018
		3,597,180
Food-Retail — 0.9%
Kroger Co.	59,735	2,154,642
Whole Foods Market, Inc.	49,482	1,566,105
		3,720,747

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	31,784	$1,238,622
Gas-Distribution — 0.1%
AGL Resources, Inc.	749	45,719
NiSource, Inc.	2,331	43,240
Sempra Energy	2,021	195,471
		284,430
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,324	184,446
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,758	109,520
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,135	88,069
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	60,363	1,384,727
Marriott International, Inc., Class A	3,111	212,170
Starwood Hotels & Resorts Worldwide, Inc.	1,489	98,989
Wyndham Worldwide Corp.	1,843	132,512
		1,828,398
Human Resources — 0.0%
Robert Half International, Inc.	2,099	107,385
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,067	108,268
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	15,775	2,012,575
Airgas, Inc.	566	50,561
Praxair, Inc.	2,369	241,306
		2,304,442
Instruments-Controls — 1.4%
Honeywell International, Inc.	48,472	4,589,814
Sensata Technologies Holding NV†	35,706	1,583,204
		6,173,018
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,061	48,763
Thermo Fisher Scientific, Inc.	6,217	760,215
Waters Corp.†	834	98,587
		907,565
Insurance Brokers — 0.3%
Aon PLC	10,273	910,290
Marsh & McLennan Cos., Inc.	4,962	259,116
		1,169,406
Insurance-Multi-line — 0.0%
Allstate Corp.	2,561	149,153
Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	125,668	11,297,553
Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	13,419	2,551,354
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,108	128,306
Security Description	Shares	Value (Note 2)
Internet Security — 0.1%
Symantec Corp.	5,871	$114,308
VeriSign, Inc.†	1,558	109,933
		224,241
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	534	91,309
Ameriprise Financial, Inc.	2,781	303,491
BlackRock, Inc.	4,137	1,230,633
Franklin Resources, Inc.	3,077	114,649
Invesco, Ltd.	3,813	119,080
Legg Mason, Inc.	1,712	71,236
T. Rowe Price Group, Inc.	2,678	186,121
		2,116,519
Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	7,118	1,115,391
Medical Information Systems — 0.7%
athenahealth, Inc.†	7,594	1,012,660
Cerner Corp.†	37,468	2,246,581
		3,259,241
Medical Instruments — 1.1%
Boston Scientific Corp.†	90,593	1,486,631
Edwards Lifesciences Corp.†	1,678	238,562
Intuitive Surgical, Inc.†	2,731	1,255,113
Medtronic PLC	22,065	1,477,031
St. Jude Medical, Inc.	2,725	171,920
		4,629,257
Medical Products — 0.8%
Baxter International, Inc.	38,534	1,265,842
Becton Dickinson and Co.	3,281	435,257
Henry Schein, Inc.†	885	117,457
Stryker Corp.	17,157	1,614,474
Varian Medical Systems, Inc.†	1,063	78,428
Zimmer Biomet Holdings, Inc.	1,786	167,759
		3,679,217
Medical-Biomedical/Gene — 5.8%
Alder Biopharmaceuticals, Inc.†	23,616	773,660
Alexion Pharmaceuticals, Inc.†	12,448	1,946,743
Amgen, Inc.	32,893	4,549,760
Biogen, Inc.†	19,677	5,741,945
Celgene Corp.†	37,511	4,057,565
Gilead Sciences, Inc.	43,877	4,308,283
Regeneron Pharmaceuticals, Inc.†	4,181	1,944,750
Vertex Pharmaceuticals, Inc.†	19,602	2,041,352
		25,364,058
Medical-Drugs — 5.6%
Abbott Laboratories	67,869	2,729,691
AbbVie, Inc.	64,243	3,495,462
Allergan PLC†	15,846	4,307,101
Baxalta, Inc.	6,084	191,707
Bristol-Myers Squibb Co.	49,724	2,943,661
Eli Lilly & Co.	37,402	3,130,173
Endo International PLC†	18,304	1,268,101
Ironwood Pharmaceuticals, Inc.†	56,933	593,242
Johnson & Johnson	25,059	2,339,258

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Mallinckrodt PLC†	16,493	$1,054,562
Merck & Co., Inc.	25,050	1,237,220
Shire PLC ADR	4,364	895,624
Zoetis, Inc.	7,162	294,931
		24,480,733
Medical-Generic Drugs — 0.3%
Mylan NV†	31,856	1,282,523
Perrigo Co. PLC	1,141	179,445
		1,461,968
Medical-HMO — 0.6%
Aetna, Inc.	12,579	1,376,269
Cigna Corp.	1,768	238,715
UnitedHealth Group, Inc.	7,290	845,713
		2,460,697
Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	3,941	304,876
Tenet Healthcare Corp.†	777	28,687
Universal Health Services, Inc., Class B	9,916	1,237,616
		1,571,179
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	3,205	304,443
McKesson Corp.	12,873	2,381,891
		2,686,334
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,158	266,004
Rexnord Corp.†	44,253	751,416
		1,017,420
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,864	102,334
Multimedia — 1.5%
Time Warner, Inc.	12,725	874,844
Twenty-First Century Fox, Inc., Class A	10,858	292,949
Twenty-First Century Fox, Inc., Class B	3,835	103,813
Viacom, Inc., Class B	2,765	119,310
Walt Disney Co.	50,671	5,178,576
		6,569,492
Networking Products — 0.3%
Cisco Systems, Inc.	50,786	1,333,132
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,281	163,427
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	31,291	1,889,664
Cabot Oil & Gas Corp.	6,456	141,128
Cimarex Energy Co.	752	77,065
EOG Resources, Inc.	8,568	623,750
EQT Corp.	1,569	101,624
Pioneer Natural Resources Co.	1,607	195,476
Range Resources Corp.	2,642	84,861
		3,113,568
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	1,315	$80,636
FMC Technologies, Inc.†	2,435	75,485
		156,121
Oil Refining & Marketing — 0.1%
Phillips 66	5,481	421,160
Oil-Field Services — 0.6%
Baker Hughes, Inc.	8,636	449,417
Halliburton Co.	36,983	1,307,349
Schlumberger, Ltd.	9,280	640,042
		2,396,808
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	30,624	2,479,319
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	3,717	67,984
Kinder Morgan, Inc.	28,044	776,258
Spectra Energy Corp.	5,552	145,851
Williams Cos., Inc.	10,645	392,268
		1,382,361
Real Estate Investment Trusts — 3.8%
American Tower Corp.	70,074	6,165,111
Apartment Investment & Management Co., Class A	2,438	90,255
AvalonBay Communities, Inc.	2,074	362,577
Boston Properties, Inc.	2,396	283,686
Crown Castle International Corp.	5,208	410,755
Equinix, Inc.	14,881	4,068,465
Equity Residential	5,681	426,757
Essex Property Trust, Inc.	1,026	229,229
General Growth Properties, Inc.	9,120	236,846
HCP, Inc.	4,042	150,564
Host Hotels & Resorts, Inc.	11,719	185,277
Iron Mountain, Inc.	2,993	92,843
Kimco Realty Corp.	6,446	157,476
Lexington Realty Trust	41,490	336,069
Macerich Co.	2,100	161,322
Plum Creek Timber Co., Inc.	1,363	53,852
Public Storage	2,294	485,479
Realty Income Corp.	3,665	173,684
Simon Property Group, Inc.	8,775	1,612,143
SL Green Realty Corp.	979	105,889
Ventas, Inc.	5,188	290,839
Vornado Realty Trust	1,686	152,448
Welltower, Inc.	5,490	371,783
Weyerhaeuser Co.	5,696	155,729
		16,759,078
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	33,011	1,056,352
Jones Lang LaSalle, Inc.	5,281	759,249
		1,815,601
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	8,615	1,032,680
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,488	89,354

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 1.2%
Gap, Inc.	1,633	$46,541
Kate Spade & Co.†	63,304	1,209,739
L Brands, Inc.	20,773	1,872,271
PVH Corp.	18,732	1,909,540
Ross Stores, Inc.	6,456	312,922
		5,351,013
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	15,771	2,989,078
AutoZone, Inc.†	1,493	1,080,678
O'Reilly Automotive, Inc.†	1,551	387,750
		4,457,506
Retail-Automobile — 0.0%
AutoNation, Inc.†	513	29,846
CarMax, Inc.†	1,623	96,277
		126,123
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,297	73,955
Retail-Building Products — 2.1%
Home Depot, Inc.	43,040	4,970,690
Lowe's Cos., Inc.	59,401	4,093,917
		9,064,607
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	14,236	868,823
Retail-Discount — 1.3%
Costco Wholesale Corp.	26,668	3,855,393
Dollar General Corp.	2,850	206,454
Dollar Tree, Inc.†	25,397	1,692,964
		5,754,811
Retail-Drug Store — 0.9%
CVS Health Corp.	17,389	1,677,691
Walgreens Boots Alliance, Inc.	29,126	2,420,370
		4,098,061
Retail-Gardening Products — 0.5%
Tractor Supply Co.	24,277	2,047,037
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	1,242	169,073
Tiffany & Co.	1,208	93,282
		262,355
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	2,173	155,826
TJX Cos., Inc.	25,516	1,822,353
		1,978,179
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	2,221	113,982
Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	3,359	2,419,320
Dunkin' Brands Group, Inc.	14,657	718,193
McDonald's Corp.	7,641	752,868
Starbucks Corp.	116,922	6,645,846
Yum! Brands, Inc.	29,082	2,325,106
		12,861,333
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	2,496	$140,799
Atmel Corp.	86,896	701,251
Linear Technology Corp.	2,020	81,507
NXP Semiconductors NV†	19,561	1,703,176
QUALCOMM, Inc.	24,515	1,317,191
		3,943,924
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	11,989	176,118
KLA-Tencor Corp.	1,106	55,300
Lam Research Corp.	2,468	161,235
		392,653
Telecom Services — 0.1%
Level 3 Communications, Inc.†	4,497	196,474
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	26,217	787,297
Telephone-Integrated — 0.0%
Frontier Communications Corp.	8,020	38,095
Television — 0.0%
CBS Corp., Class B	3,190	127,281
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	466	84,714
Tobacco — 1.4%
Altria Group, Inc.	58,213	3,166,787
Philip Morris International, Inc.	32,140	2,549,666
Reynolds American, Inc.	12,933	572,544
		6,288,997
Tools-Hand Held — 0.0%
Snap-on, Inc.	599	90,413
Toys — 0.2%
Hasbro, Inc.	859	61,968
Mattel, Inc.	29,918	630,073
		692,041
Transport-Rail — 1.4%
CSX Corp.	15,349	412,888
Kansas City Southern	26,411	2,400,232
Norfolk Southern Corp.	3,151	240,736
Union Pacific Corp.	32,460	2,869,789
		5,923,645
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	2,212	149,930
Expeditors International of Washington, Inc.	1,387	65,258
FedEx Corp.	2,254	324,531
United Parcel Service, Inc., Class B	6,212	613,062
		1,152,781
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	1,433	102,316
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,163	222,675

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	10,913	$6,966,532
Alphabet, Inc., Class C†	21,079	12,824,885
Yahoo!, Inc.†	13,513	390,661
		20,182,078
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	17,556	1,200,479
Total Common Stocks (cost $370,092,662)		427,946,986
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund (cost $4,063,820)	34,953	3,767,933
Total Long-Term Investment Securities (cost $374,156,482)		431,714,919
SHORT-TERM INVESTMENT SECURITIES — 1.1%
SSgA U.S. Government Money Market Fund 0.00%(1) (cost $4,988,564)	4,988,564	4,988,564
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $1,896,000 and collateralized by $1,900,000 of United States Treasury Notes, bearing interest at 2.00%, due 02/15/2022 and having an approximate value of $1,938,000	$1,896,000	$1,896,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	1,050,000	1,050,000
Total Repurchase Agreements (cost $2,946,000)		2,946,000
TOTAL INVESTMENTS (cost $382,091,046)(3)	100.2%	439,649,483
Liabilities in excess of other assets	(0.2)	(1,095,146)
NET ASSETS	100.0%	$438,554,337

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2015.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2015	$1,100,417	$1,083,400	$(17,017)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$427,946,986	$—	$—	$427,946,986
Exchange-Traded Funds	3,767,933	—	—	3,767,933
Short-Term Investment Securities	4,988,564	—	—	4,988,564
Repurchase Agreements	—	2,946,000	—	2,946,000
Total Investments at Value	$436,703,483	$2,946,000	$—	$439,649,483
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$17,017	$—	$—	$17,017

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.3%
Medical-Drugs	6.6
Banks-Super Regional	4.9
Oil Companies-Integrated	4.8
Electric-Integrated	4.5
Diversified Manufacturing Operations	4.3
Oil Companies-Exploration & Production	3.8
Telephone-Integrated	3.4
Insurance-Multi-line	2.5
Semiconductor Components-Integrated Circuits	2.1
Food-Misc./Diversified	1.9
Networking Products	1.6
Beverages-Non-alcoholic	1.5
Retail-Discount	1.5
Aerospace/Defense-Equipment	1.5
Exchange-Traded Funds	1.4
Electronic Components-Semiconductors	1.3
Chemicals-Diversified	1.2
Multimedia	1.2
Banks-Fiduciary	1.1
Applications Software	1.1
Investment Management/Advisor Services	1.1
Medical-Biomedical/Gene	1.1
Computer Services	1.1
Insurance-Life/Health	1.1
Cruise Lines	1.0
Insurance-Reinsurance	1.0
Insurance Brokers	1.0
Aerospace/Defense	1.0
Registered Investment Companies	0.9
Tobacco	0.8
Repurchase Agreements	0.8
Gas-Distribution	0.8
Paper & Related Products	0.8
Real Estate Investment Trusts	0.8
Cable/Satellite TV	0.8
Oil-Field Services	0.8
Electronic Components-Misc.	0.8
Banks-Commercial	0.8
Auto-Cars/Light Trucks	0.8
Steel-Producers	0.7
Retail-Restaurants	0.7
Building & Construction Products-Misc.	0.7
Medical-HMO	0.7
Transport-Services	0.7
Retail-Apparel/Shoe	0.6
Retail-Regional Department Stores	0.6
Transport-Rail	0.6
Cosmetics & Toiletries	0.6
Medical Instruments	0.6
Finance-Other Services	0.6
Finance-Credit Card	0.5
Insurance-Property/Casualty	0.5
Building-Residential/Commercial	0.5
Agricultural Chemicals	0.5
Machinery-Construction & Mining	0.5
Auto/Truck Parts & Equipment-Original	0.5
Agricultural Operations	0.5
Television	0.5
Retail-Major Department Stores	0.5
Electric Products-Misc.	0.5%
Internet Security	0.4
Beverages-Wine/Spirits	0.4
Oil Refining & Marketing	0.4
Retail-Jewelry	0.4
Hotels/Motels	0.4
Toys	0.4
Consumer Products-Misc.	0.4
Advertising Services	0.4
Instruments-Controls	0.4
Machinery-Farming	0.4
Building Products-Cement	0.3
Semiconductor Equipment	0.3
Enterprise Software/Service	0.3
Retail-Drug Store	0.3
Pipelines	0.3
Distribution/Wholesale	0.3
Medical Products	0.3
Retail-Office Supplies	0.3
Machinery-Pumps	0.2
Containers-Paper/Plastic	0.2
Commercial Services-Finance	0.2
Computers-Memory Devices	0.2
Gold Mining	0.2
Publishing-Newspapers	0.2
Medical-Wholesale Drug Distribution	0.2
Casino Hotels	0.2
Computers	0.2
Electronic Security Devices	0.2
Tools-Hand Held	0.2
Oil & Gas Drilling	0.1
Building Products-Wood	0.1
Food-Retail	0.1
Pharmacy Services	0.1
Industrial Gases	0.1
Oil Field Machinery & Equipment	0.1
Coal	0.1
Electric-Distribution	0.1
Diagnostic Equipment	0.1
Food-Wholesale/Distribution	0.1
Non-Hazardous Waste Disposal	0.1
Medical Labs & Testing Services	0.1
Engines-Internal Combustion	0.1
Airlines	0.1
Cellular Telecom	0.1
Food-Confectionery	0.1
Food-Meat Products	0.1
Finance-Investment Banker/Broker	0.1
Metal Processors & Fabrication	0.1
Data Processing/Management	0.1
Office Automation & Equipment	0.1
Electronic Measurement Instruments	0.1
Electronic Forms	0.1
Metal-Aluminum	0.1
Medical-Hospitals	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	7,641	$146,173
Omnicom Group, Inc.	4,257	280,536
		426,709
Advertising Services — 0.4%
Nielsen Holdings PLC	74,719	3,322,754
Aerospace/Defense — 1.0%
Boeing Co.	43,358	5,677,730
General Dynamics Corp.	3,655	504,207
Lockheed Martin Corp.	3,315	687,233
Northrop Grumman Corp.	3,694	613,020
Raytheon Co.	11,081	1,210,710
Rockwell Collins, Inc.	1,780	145,675
		8,838,575
Aerospace/Defense-Equipment — 1.5%
Harris Corp.	49,929	3,652,306
Triumph Group, Inc.	56,597	2,381,602
United Technologies Corp.	78,422	6,978,774
		13,012,682
Agricultural Chemicals — 0.5%
Agrium, Inc.	26,900	2,407,550
CF Industries Holdings, Inc.	3,913	175,694
Monsanto Co.	5,807	495,569
Mosaic Co.	12,308	382,902
Potash Corp. of Saskatchewan, Inc.	45,500	935,025
		4,396,740
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	100,930	4,183,548
Airlines — 0.1%
American Airlines Group, Inc.	7,112	276,159
United Continental Holdings, Inc.†	7,033	373,101
		649,260
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	982	116,033
Appliances — 0.0%
Whirlpool Corp.	2,863	421,605
Applications Software — 1.1%
Microsoft Corp.	215,092	9,519,972
Salesforce.com, Inc.†	7,247	503,159
		10,023,131
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	247,461	3,358,046
General Motors Co.	109,370	3,283,287
		6,641,333
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	6,090	317,715
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	8,262	343,616
Delphi Automotive PLC	10,380	789,295
Johnson Controls, Inc.	77,977	3,225,129
		4,358,040
Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.8%
BB&T Corp.	28,460	$1,013,176
M&T Bank Corp.	43,338	5,285,069
Regions Financial Corp.	26,601	239,675
Zions Bancorporation	7,453	205,256
		6,743,176
Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	71,694	2,806,820
Northern Trust Corp.	58,875	4,012,920
State Street Corp.	48,298	3,246,109
		10,065,849
Banks-Super Regional — 4.9%
Capital One Financial Corp.	19,802	1,436,041
Comerica, Inc.	6,495	266,944
Fifth Third Bancorp	29,323	554,498
Huntington Bancshares, Inc.	29,316	310,750
KeyCorp	30,696	399,355
PNC Financial Services Group, Inc.	138,777	12,378,908
SunTrust Banks, Inc.	77,611	2,967,845
US Bancorp	158,623	6,505,129
Wells Fargo & Co.	366,889	18,839,750
		43,659,220
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	207,089	8,308,411
Coca-Cola Enterprises, Inc.	3,693	178,557
PepsiCo, Inc.	51,851	4,889,549
		13,376,517
Beverages-Wine/Spirits — 0.4%
Diageo PLC ADR	35,954	3,875,482
Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	97,009	4,605,017
USG Corp.†	46,900	1,248,478
		5,853,495
Building Products-Cement — 0.3%
Vulcan Materials Co.	34,145	3,045,734
Building Products-Wood — 0.1%
Masco Corp.	48,006	1,208,791
Building-Residential/Commercial — 0.5%
PulteGroup, Inc.	244,008	4,604,431
Cable/Satellite TV — 0.8%
Cablevision Systems Corp., Class A	84,617	2,747,514
Comcast Corp., Class A	58,476	3,326,115
Comcast Corp., Special Class A	4,436	253,917
Time Warner Cable, Inc.	3,409	611,472
		6,939,018
Casino Hotels — 0.2%
Las Vegas Sands Corp.	44,600	1,693,462
Cellular Telecom — 0.1%
Vodafone Group PLC(1)	203,254	642,697
Chemicals-Diversified — 1.2%
Dow Chemical Co.	110,115	4,668,876
E.I. du Pont de Nemours & Co.	77,116	3,716,991
Eastman Chemical Co.	5,427	351,236

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
FMC Corp.	4,878	$165,413
LyondellBasell Industries NV, Class A	13,606	1,134,196
PPG Industries, Inc.	3,360	294,638
		10,331,350
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,265	130,624
Coal — 0.1%
CONSOL Energy, Inc.	83,960	822,808
Commercial Services — 0.0%
Quanta Services, Inc.†	3,950	95,629
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,295	125,848
H&R Block, Inc.	3,328	120,474
McGraw Hill Financial, Inc.	3,681	318,407
PayPal Holdings, Inc.†	13,361	414,725
Total System Services, Inc.	1,977	89,815
Western Union Co.	57,415	1,054,139
		2,123,408
Computer Services — 1.1%
Accenture PLC, Class A	9,797	962,653
Computer Sciences Corp.	22,050	1,353,429
International Business Machines Corp.	50,998	7,393,180
Teradata Corp.†	2,430	70,373
		9,779,635
Computers — 0.2%
Hewlett-Packard Co.	65,944	1,688,826
Computers-Memory Devices — 0.2%
EMC Corp.	80,276	1,939,468
NetApp, Inc.	5,258	155,637
		2,095,105
Consumer Products-Misc. — 0.4%
Clorox Co.	23,372	2,700,167
Kimberly-Clark Corp.	5,851	637,993
		3,338,160
Containers-Metal/Glass — 0.0%
Ball Corp.	1,564	97,281
Owens-Illinois, Inc.†	5,869	121,605
		218,886
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	2,705	126,810
WestRock Co.	38,851	1,998,496
		2,125,306
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	126,400	410,800
Colgate-Palmolive Co.	13,472	854,933
Estee Lauder Cos., Inc., Class A	3,628	292,707
Procter & Gamble Co.	50,502	3,633,114
		5,191,554
Cruise Lines — 1.0%
Carnival Corp.	65,498	3,255,251
Security Description	Shares	Value (Note 2)
Cruise Lines (continued)
Norwegian Cruise Line Holdings, Ltd.†	96,137	$5,508,650
Royal Caribbean Cruises, Ltd.	2,756	245,532
		9,009,433
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	475	49,875
Fidelity National Information Services, Inc.	3,803	255,105
Paychex, Inc.	4,225	201,237
		506,217
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,939	98,055
Patterson Cos., Inc.	1,300	56,225
		154,280
Diagnostic Equipment — 0.1%
Danaher Corp.	9,334	795,350
Distribution/Wholesale — 0.3%
Fastenal Co.	3,919	143,475
Fossil Group, Inc.†	529	29,561
Genuine Parts Co.	25,924	2,148,840
WW Grainger, Inc.	1,130	242,961
		2,564,837
Diversified Banking Institutions — 7.3%
Bank of America Corp.	750,158	11,687,462
Citigroup, Inc.	310,387	15,398,299
Goldman Sachs Group, Inc.	33,109	5,753,020
JPMorgan Chase & Co.	471,359	28,738,758
Morgan Stanley	55,621	1,752,061
Royal Bank of Scotland Group PLC†(1)	289,639	1,384,053
		64,713,653
Diversified Manufacturing Operations — 4.3%
3M Co.	7,526	1,066,961
Dover Corp.	5,712	326,612
Eaton Corp. PLC	129,344	6,635,347
General Electric Co.	954,387	24,069,640
Illinois Tool Works, Inc.	51,292	4,221,845
Ingersoll-Rand PLC	9,687	491,809
Parker-Hannifin Corp.	5,053	491,657
Pentair PLC	6,573	335,486
Textron, Inc.	5,550	208,902
		37,848,259
Diversified Operations — 0.0%
Leucadia National Corp.	12,312	249,441
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,536	185,004
Emerson Electric Co.	86,789	3,833,470
		4,018,474
Electric-Distribution — 0.1%
PPL Corp.	24,458	804,424
Electric-Integrated — 4.5%
AES Corp.	124,327	1,217,161
Ameren Corp.	8,858	374,428
American Electric Power Co., Inc.	17,908	1,018,249

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
CMS Energy Corp.	10,100	$356,732
Consolidated Edison, Inc.	10,691	714,693
Dominion Resources, Inc.	11,499	809,300
DTE Energy Co.	6,552	526,584
Duke Energy Corp.	76,209	5,482,475
Edison International	75,232	4,744,882
Entergy Corp.	54,854	3,570,995
Eversource Energy	11,579	586,129
Exelon Corp.	97,654	2,900,324
FirstEnergy Corp.	112,022	3,507,409
NextEra Energy, Inc.	8,233	803,129
Pepco Holdings, Inc.	9,253	224,108
PG&E Corp.	52,757	2,785,570
Pinnacle West Capital Corp.	4,045	259,446
Public Service Enterprise Group, Inc.	18,467	778,569
SCANA Corp.	5,217	293,508
Southern Co.	33,162	1,482,341
TECO Energy, Inc.	8,587	225,495
WEC Energy Group, Inc.	5,876	306,845
Xcel Energy, Inc.	194,516	6,887,812
		39,856,184
Electronic Components-Misc. — 0.8%
Corning, Inc.	173,709	2,973,898
Garmin, Ltd.	1,858	66,665
Koninklijke Philips NV	142,073	3,333,033
TE Connectivity, Ltd.	7,932	475,047
		6,848,643
Electronic Components-Semiconductors — 1.3%
Altera Corp.	5,411	270,983
Intel Corp.	243,346	7,334,449
Microchip Technology, Inc.	2,928	126,168
Texas Instruments, Inc.	69,489	3,441,095
Xilinx, Inc.	4,816	204,198
		11,376,893
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,632	463,063
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	12,098	415,324
FLIR Systems, Inc.	2,714	75,965
		491,289
Electronic Security Devices — 0.2%
Allegion PLC	1,224	70,576
Tyco International PLC	42,448	1,420,310
		1,490,886
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,933	306,557
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,763	118,118
Engineering/R&D Services — 0.0%
Fluor Corp.	5,291	224,074
Jacobs Engineering Group, Inc.†	4,519	169,146
		393,220
Engines-Internal Combustion — 0.1%
Cummins, Inc.	6,065	658,538
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.3%
CA, Inc.	44,238	$1,207,697
Oracle Corp.	40,364	1,457,948
		2,665,645
Finance-Credit Card — 0.5%
American Express Co.	60,838	4,509,921
Discover Financial Services	4,767	247,836
		4,757,757
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	15,297	436,882
E*TRADE Financial Corp.†	6,356	167,354
		604,236
Finance-Other Services — 0.6%
CME Group, Inc.	12,330	1,143,484
Intercontinental Exchange, Inc.	15,456	3,632,005
Nasdaq, Inc.	4,317	230,226
		5,005,715
Food-Confectionery — 0.1%
Hershey Co.	2,026	186,149
JM Smucker Co.	3,757	428,636
		614,785
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,116	133,964
Tyson Foods, Inc., Class A	11,111	478,884
		612,848
Food-Misc./Diversified — 1.9%
Campbell Soup Co.	33,461	1,695,804
ConAgra Foods, Inc.	9,614	389,463
General Mills, Inc.	10,929	613,445
Ingredion, Inc.	48,553	4,239,162
Kellogg Co.	25,840	1,719,652
Kraft Heinz Co.	54,554	3,850,421
McCormick & Co., Inc.	21,705	1,783,717
Mondelez International, Inc., Class A	58,822	2,462,877
		16,754,541
Food-Retail — 0.1%
Kroger Co.	18,795	677,936
Whole Foods Market, Inc.	13,064	413,475
		1,091,411
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	20,198	787,116
Gas-Distribution — 0.8%
AGL Resources, Inc.	2,630	160,535
CenterPoint Energy, Inc.	15,707	283,354
National Grid PLC ADR	55,337	3,853,115
NiSource, Inc.	143,250	2,657,288
Sempra Energy	3,869	374,210
		7,328,502
Gold Mining — 0.2%
Barrick Gold Corp.	61,600	391,776
Newmont Mining Corp.	93,513	1,502,754
		1,894,530

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,324	$131,996
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	146,700	3,365,298
Starwood Hotels & Resorts Worldwide, Inc.	2,737	181,956
		3,547,254
Independent Power Producers — 0.0%
NRG Energy, Inc.	12,071	179,254
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,399	243,427
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,048	261,284
Airgas, Inc.	1,128	100,764
Praxair, Inc.	4,915	500,642
		862,690
Instruments-Controls — 0.4%
Honeywell International, Inc.	33,384	3,161,131
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,656	76,110
Waters Corp.†	1,051	124,238
		200,348
Insurance Brokers — 1.0%
Aon PLC	4,294	380,491
Marsh & McLennan Cos., Inc.	150,246	7,845,846
Willis Group Holdings PLC	15,300	626,841
		8,853,178
Insurance-Life/Health — 1.1%
Aflac, Inc.	15,723	913,978
Lincoln National Corp.	9,161	434,781
Principal Financial Group, Inc.	104,932	4,967,481
Prudential Financial, Inc.	16,464	1,254,722
Sun Life Financial, Inc.	40,700	1,312,982
Torchmark Corp.	4,248	239,587
Unum Group	9,005	288,880
		9,412,411
Insurance-Multi-line — 2.5%
ACE, Ltd.	38,133	3,942,952
Allstate Corp.	8,624	502,262
American International Group, Inc.(2)	47,234	2,683,836
Assurant, Inc.	2,439	192,705
Cincinnati Financial Corp.	5,391	290,036
Genworth Financial, Inc., Class A†	18,159	83,895
Hartford Financial Services Group, Inc.	15,144	693,292
Loews Corp.	100,971	3,649,092
MetLife, Inc.	111,772	5,270,050
XL Group PLC	132,467	4,811,201
		22,119,321
Insurance-Property/Casualty — 0.5%
Chubb Corp.	23,386	2,868,293
Progressive Corp.	21,390	655,390
Travelers Cos., Inc.	11,361	1,130,760
		4,654,443
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	68,389	$8,917,926
Internet Security — 0.4%
Symantec Corp.	200,411	3,902,002
Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	733	125,336
BlackRock, Inc.	15,184	4,516,784
Franklin Resources, Inc.	6,917	257,727
Invesco, Ltd.	137,706	4,300,558
Och-Ziff Capital Management Group LLC, Class A	64,600	563,958
T. Rowe Price Group, Inc.	3,087	214,547
		9,978,910
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	56,799	3,712,383
Joy Global, Inc.	43,758	653,307
		4,365,690
Machinery-Farming — 0.4%
Deere & Co.	42,681	3,158,394
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,102	172,683
Machinery-Pumps — 0.2%
Flowserve Corp.	30,569	1,257,609
Xylem, Inc.	28,126	923,939
		2,181,548
Medical Instruments — 0.6%
Boston Scientific Corp.†	26,493	434,750
Medtronic PLC	65,305	4,371,517
St. Jude Medical, Inc.	3,908	246,556
		5,052,823
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,672	398,302
Quest Diagnostics, Inc.	5,240	322,103
		720,405
Medical Products — 0.3%
Baxter International, Inc.	50,215	1,649,563
Becton Dickinson and Co.	2,600	344,916
Henry Schein, Inc.†	974	129,269
Varian Medical Systems, Inc.†	1,117	82,412
Zimmer Biomet Holdings, Inc.	2,058	193,308
		2,399,468
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	25,149	3,478,610
Gilead Sciences, Inc.	37,796	3,711,189
Vertex Pharmaceuticals, Inc.†	26,215	2,730,030
		9,919,829
Medical-Drugs — 6.6%
Abbott Laboratories	32,646	1,313,022
AstraZeneca PLC ADR	111,061	3,533,961
Baxalta, Inc.	47,586	1,499,435
Bristol-Myers Squibb Co.	176,215	10,431,928
Eli Lilly & Co.	13,889	1,162,370

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Endo International PLC†	3,041	$210,681
GlaxoSmithKline PLC(1)	79,141	1,517,110
Johnson & Johnson	100,557	9,386,996
Merck & Co., Inc.	259,110	12,797,443
Pfizer, Inc.	383,510	12,046,049
Roche Holding AG ADR	131,800	4,342,810
		58,241,805
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,670	419,911
Medical-HMO — 0.7%
Aetna, Inc.	6,999	765,761
Anthem, Inc.	9,549	1,336,860
Cigna Corp.	5,264	710,745
Humana, Inc.	5,408	968,032
UnitedHealth Group, Inc.	17,753	2,059,525
		5,840,923
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	2,451	189,609
Tenet Healthcare Corp.†	1,817	67,084
Universal Health Services, Inc., Class B	1,574	196,451
		453,144
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	11,950	917,999
McKesson Corp.	4,921	910,533
		1,828,532
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,309	530,400
Metal-Aluminum — 0.1%
Alcoa, Inc.	47,815	461,893
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	41,504	402,174
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,158	173,374
Multimedia — 1.2%
Thomson Reuters Corp.	86,155	3,468,600
Time Warner, Inc.	19,300	1,326,875
Twenty-First Century Fox, Inc., Class A	45,266	1,221,277
Twenty-First Century Fox, Inc., Class B	47,769	1,293,107
Viacom, Inc., Class B	22,315	962,892
Walt Disney Co.	19,600	2,003,120
		10,275,871
Networking Products — 1.6%
Cisco Systems, Inc.	553,189	14,521,211
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,789	362,107
Waste Management, Inc.	7,677	382,391
		744,498
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,371	146,314
Xerox Corp.	36,676	356,858
		503,172
Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,338	$188,831
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	48,653	841,697
Ensco PLC, Class A	8,606	121,172
Helmerich & Payne, Inc.	3,934	185,921
Transocean, Ltd.	12,475	161,177
		1,309,967
Oil Companies-Exploration & Production — 3.8%
Anadarko Petroleum Corp.	35,602	2,150,005
Apache Corp.	104,699	4,100,013
BG Group PLC(1)	240,429	3,466,919
Canadian Natural Resources, Ltd.	89,700	1,744,665
Chesapeake Energy Corp.	18,878	138,376
Cimarex Energy Co.	1,690	173,191
ConocoPhillips	55,628	2,667,919
Devon Energy Corp.	14,104	523,117
EOG Resources, Inc.	63,187	4,600,014
EQT Corp.	1,892	122,545
Hess Corp.	74,603	3,734,626
Newfield Exploration Co.†	5,949	195,722
Noble Energy, Inc.	15,517	468,303
Occidental Petroleum Corp.	62,088	4,107,121
Pioneer Natural Resources Co.	26,112	3,176,264
Southwestern Energy Co.†	175,053	2,221,423
		33,590,223
Oil Companies-Integrated — 4.8%
BP PLC ADR	36,804	1,124,730
Chevron Corp.	225,898	17,818,834
Exxon Mobil Corp.	222,520	16,544,362
Marathon Oil Corp.	232,192	3,575,757
Murphy Oil Corp.	5,928	143,458
Royal Dutch Shell PLC ADR	71,300	3,378,907
		42,586,048
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	3,915	240,068
FMC Technologies, Inc.†	2,681	83,111
National Oilwell Varco, Inc.	14,011	527,514
		850,693
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	19,573	906,817
Phillips 66	17,480	1,343,163
Tesoro Corp.	4,494	436,997
Valero Energy Corp.	18,147	1,090,635
		3,777,612
Oil-Field Services — 0.8%
Baker Hughes, Inc.	15,912	828,060
Halliburton Co.	124,045	4,384,991
Schlumberger, Ltd.	24,484	1,688,662
		6,901,713
Paper & Related Products — 0.8%
International Paper Co.	188,507	7,123,680
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	13,074	1,058,471

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	111,699	$2,042,975
ONEOK, Inc.	7,636	245,879
Spectra Energy Corp.	11,519	302,604
		2,591,458
Publishing-Newspapers — 0.2%
New York Times Co., Class A	54,100	638,921
News Corp., Class A	92,609	1,168,725
News Corp., Class B	3,935	50,447
		1,858,093
Real Estate Investment Trusts — 0.8%
Digital Realty Trust, Inc.	27,800	1,815,896
HCP, Inc.	7,430	276,768
Plum Creek Timber Co., Inc.	3,189	125,997
Prologis, Inc.	19,134	744,313
Rayonier, Inc.	56,100	1,238,127
SL Green Realty Corp.	1,345	145,475
Vornado Realty Trust	2,523	228,130
Weyerhaeuser Co.	89,801	2,455,159
		7,029,865
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	34,898	1,009,599
Gap, Inc.	4,863	138,596
L Brands, Inc.	2,814	253,626
PVH Corp.	41,099	4,189,632
Urban Outfitters, Inc.†	3,461	101,684
		5,693,137
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,657	96,404
CarMax, Inc.†	3,797	225,238
		321,642
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,158	180,069
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,896	160,554
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	11,204	415,892
Retail-Discount — 1.5%
Costco Wholesale Corp.	16,044	2,319,481
Dollar General Corp.	51,866	3,757,173
Target Corp.	22,941	1,804,539
Wal-Mart Stores, Inc.	81,408	5,278,495
		13,159,688
Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	31,899	2,650,807
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	26,100	3,552,993
Tiffany & Co.	1,270	98,069
		3,651,062
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	49,474	3,547,781
TJX Cos., Inc.	8,370	597,785
		4,145,566
Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.3%
Staples, Inc.	198,194	$2,324,816
Retail-Regional Department Stores — 0.6%
Kohl's Corp.	60,424	2,798,235
Macy's, Inc.	49,687	2,549,937
		5,348,172
Retail-Restaurants — 0.7%
Brinker International, Inc.	56,500	2,975,855
Darden Restaurants, Inc.	4,162	285,263
McDonald's Corp.	16,503	1,626,041
Starbucks Corp.	17,880	1,016,299
Yum! Brands, Inc.	6,926	553,734
		6,457,192
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	9,835	288,461
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	17,591	178,900
People's United Financial, Inc.	11,316	178,001
		356,901
Security Services — 0.0%
ADT Corp.	6,203	185,470
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	46,311	2,612,403
Linear Technology Corp.	4,026	162,449
Marvell Technology Group, Ltd.	320,778	2,903,041
Maxim Integrated Products, Inc.	211,848	7,075,723
QUALCOMM, Inc.	111,868	6,010,668
		18,764,284
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	171,879	2,524,902
KLA-Tencor Corp.	3,163	158,150
		2,683,052
Steel-Producers — 0.7%
Nucor Corp.	74,167	2,784,971
Steel Dynamics, Inc.	222,364	3,820,213
		6,605,184
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	12,911	331,942
Telephone-Integrated — 3.4%
AT&T, Inc.	421,913	13,745,925
CenturyLink, Inc.	75,072	1,885,809
Frontier Communications Corp.	23,882	113,439
Telefonica SA(1)	117,656	1,426,031
Verizon Communications, Inc.	301,410	13,114,349
		30,285,553
Television — 0.5%
CBS Corp., Class B	99,851	3,984,055
TEGNA, Inc.	8,267	185,098
		4,169,153
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,230	223,602

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.8%
British American Tobacco PLC ADR	49,042	$5,398,544
Philip Morris International, Inc.	25,449	2,018,869
		7,417,413
Tools-Hand Held — 0.2%
Snap-on, Inc.	722	108,979
Stanley Black & Decker, Inc.	13,094	1,269,856
		1,378,835
Toys — 0.4%
Hasbro, Inc.	2,093	150,989
Mattel, Inc.	152,861	3,219,253
		3,370,242
Transport-Rail — 0.6%
Kansas City Southern	1,853	168,401
Norfolk Southern Corp.	3,631	277,408
Union Pacific Corp.	55,400	4,897,914
		5,343,723
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	3,660	172,203
FedEx Corp.	4,315	621,274
Ryder System, Inc.	1,948	144,230
United Parcel Service, Inc., Class B	49,564	4,891,471
		5,829,178
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,052	208,696
Total Common Stocks (cost $862,977,963)		860,491,112
EXCHANGE-TRADED FUNDS — 1.4%
iShares S&P 500 Value Index Fund (cost $13,499,605)	147,507	12,395,013
Total Long-Term Investment Securities (cost $876,477,568)		872,886,125
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund 0.10%(3) (cost $7,774,911)	7,774,911	7,774,911
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$1,005,000	$1,005,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	1,395,000	1,395,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,395,000	1,395,000
Deutsche Bank AG Joint Repurchase Agreement(4)	995,000	995,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	1,560,000	1,560,000
State Street Bank and Trust Co. Joint Repurchase Agreement(4)	1,022,000	1,022,000
Total Repurchase Agreements (cost $7,372,000)		7,372,000
TOTAL INVESTMENTS (cost $891,624,479)(5)	100.0%	888,033,036
Liabilities in excess of other assets	(0.0)	(426,776)
NET ASSETS	100.0%	$887,606,260

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $8,436,810 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 8

(3)  The rate shown is the 7-day yield as of September 30, 2015.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2015	$837,370	$828,500	$(8,870)

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$—	$642,697	$—	$642,697
Diversified Banking Institutions	63,329,600	1,384,053	—	64,713,653
Medical-Drugs	56,724,695	1,517,110	—	58,241,805
Oil Companies-Exploration & Production	30,123,304	3,466,919	—	33,590,223
Telephone-Integrated	28,859,522	1,426,031	—	30,285,553
Other Industries	673,017,181	—	—	673,017,181
Exchange-Traded Funds	12,395,013	—	—	12,395,013
Short-Term Investment Securities	7,774,911	—	—	7,774,911
Repurchase Agreements	—	7,372,000	—	7,372,000
Total Investments at Value	$872,224,226	$15,808,810	$—	$888,033,036
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$8,870	$—	$—	$8,870

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Medical-Drugs	3.1%
Retail-Restaurants	2.8
Medical-Biomedical/Gene	2.8
Real Estate Investment Trusts	2.5
Hotels/Motels	2.4
Commercial Services-Finance	2.4
Enterprise Software/Service	2.3
Applications Software	2.2
Retail-Apparel/Shoe	2.2
Repurchase Agreements	2.1
E-Commerce/Services	1.9
Medical Instruments	1.9
Medical Information Systems	1.7
Retail-Auto Parts	1.6
Oil Companies-Exploration & Production	1.6
Beverages-Non-alcoholic	1.6
Computer Software	1.6
Airlines	1.4
Medical Products	1.4
Electronic Components-Semiconductors	1.3
Food-Misc./Diversified	1.3
Exchange-Traded Funds	1.2
Auto/Truck Parts & Equipment-Original	1.2
Apparel Manufacturers	1.2
Machinery-General Industrial	1.2
Data Processing/Management	1.2
Commercial Services	1.1
Distribution/Wholesale	1.0
Coatings/Paint	1.0
Real Estate Management/Services	0.9
Investment Management/Advisor Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Consulting Services	0.9
Retail-Discount	0.9
Consumer Products-Misc.	0.8
Transport-Truck	0.8
Building & Construction Products-Misc.	0.8
Chemicals-Specialty	0.8
Building-Heavy Construction	0.8
Beverages-Wine/Spirits	0.8
Electric Products-Misc.	0.7
Diversified Manufacturing Operations	0.7
Networking Products	0.7
Finance-Investment Banker/Broker	0.7
E-Services/Consulting	0.7
Hazardous Waste Disposal	0.7
Advertising Services	0.6
Banks-Fiduciary	0.6
Transport-Rail	0.6
Retail-Automobile	0.6
Medical-Generic Drugs	0.6
Industrial Audio & Video Products	0.6
Finance-Other Services	0.6
Computer Services	0.6
Audio/Video Products	0.5
Insurance Brokers	0.5
Drug Delivery Systems	0.5
Retail-Jewelry	0.5
X-Ray Equipment	0.5
Internet Content-Information/News	0.5
Auto-Cars/Light Trucks	0.5%
Machinery-Pumps	0.5
Medical-Wholesale Drug Distribution	0.5
Aerospace/Defense	0.5
Instruments-Controls	0.5
Entertainment Software	0.5
E-Commerce/Products	0.4
Internet Content-Entertainment	0.4
Electronic Connectors	0.4
Finance-Consumer Loans	0.4
Semiconductor Equipment	0.4
Advertising Agencies	0.4
Food-Confectionery	0.4
Physicians Practice Management	0.4
Vitamins & Nutrition Products	0.4
Transport-Services	0.4
Patient Monitoring Equipment	0.4
Containers-Metal/Glass	0.4
Finance-Credit Card	0.4
Electronic Security Devices	0.4
Industrial Automated/Robotic	0.4
Satellite Telecom	0.3
Finance-Mortgage Loan/Banker	0.3
Internet Security	0.3
Retail-Gardening Products	0.3
Human Resources	0.3
Finance-Leasing Companies	0.3
Banks-Commercial	0.3
Diversified Financial Services	0.3
Chemicals-Diversified	0.3
Food-Retail	0.3
Rental Auto/Equipment	0.3
Electronic Measurement Instruments	0.3
Medical-HMO	0.3
Building Products-Cement	0.3
Heart Monitors	0.3
Diagnostic Kits	0.3
Lighting Products & Systems	0.3
Dental Supplies & Equipment	0.3
Building-Residential/Commercial	0.3
Auction Houses/Art Dealers	0.3
Soap & Cleaning Preparation	0.2
Broadcast Services/Program	0.2
Tools-Hand Held	0.2
Auto-Heavy Duty Trucks	0.2
Multimedia	0.2
Agricultural Chemicals	0.2
Home Decoration Products	0.2
Wireless Equipment	0.2
Recreational Vehicles	0.2
Computer Aided Design	0.2
Containers-Paper/Plastic	0.2
Cruise Lines	0.2
Retail-Perfume & Cosmetics	0.2
Computers-Memory Devices	0.2
Casino Hotels	0.2
Instruments-Scientific	0.2
Appliances	0.2
Energy-Alternate Sources	0.2
Funeral Services & Related Items	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Retail-Misc./Diversified	0.2%
Filtration/Separation Products	0.2
Gas-Distribution	0.2
Retail-Mail Order	0.2
Medical-Hospitals	0.2
Food-Baking	0.2
Decision Support Software	0.2
Internet Infrastructure Software	0.2
Power Converter/Supply Equipment	0.2
Paper & Related Products	0.2
Computer Data Security	0.2
Retail-Drug Store	0.2
Internet Application Software	0.2
Industrial Gases	0.2
Cable/Satellite TV	0.2
Building-Maintenance & Services	0.2
Disposable Medical Products	0.2
Retail-Catalog Shopping	0.2
Dialysis Centers	0.1
Retail-Regional Department Stores	0.1
Coffee	0.1
Transactional Software	0.1
Motorcycle/Motor Scooter	0.1
Toys	0.1
Oil Refining & Marketing	0.1
Therapeutics	0.1
Retail-Major Department Stores	0.1
Home Furnishings	0.1
Insurance-Property/Casualty	0.1
Retail-Sporting Goods	0.1
Retail-Bedding	0.1
Cellular Telecom	0.1
Athletic Equipment	0.1
Retail-Arts & Crafts	0.1
Footwear & Related Apparel	0.1
Food-Meat Products	0.1
Computers-Integrated Systems	0.1
Building Products-Wood	0.1
Radio	0.1
Electronic Components-Misc.	0.1
Textile-Home Furnishings	0.1
Quarrying	0.1
Platinum	0.1
Non-Hazardous Waste Disposal	0.1
Food-Wholesale/Distribution	0.1
Respiratory Products	0.1
Food-Dairy Products	0.1
Retail-Home Furnishings	0.1
Oil-Field Services	0.1
Electronic Forms	0.1
Registered Investment Companies	0.1
Electronic Design Automation	0.1
Pipelines	0.1
Garden Products	0.1
Aerospace/Defense-Equipment	0.1
Metal Processors & Fabrication	0.1
Web Portals/ISP	0.1
Transport-Marine	0.1
Steel Pipe & Tube	0.1
Theaters	0.1
Shipbuilding	0.1%
Office Supplies & Forms	0.1
Chemicals-Plastics	0.1
Silver Mining	0.1
Oil Field Machinery & Equipment	0.1
Building Products-Air & Heating	0.1
Internet Incubators	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Advanced Materials — 0.0%
Hexcel Corp.	2,325	$104,300
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	20,165	385,757
Omnicom Group, Inc.	7,596	500,576
		886,333
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	340	2,424
Advertising Services — 0.6%
Nielsen Holdings PLC	31,808	1,414,502
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	3,191	261,152
Spirit AeroSystems Holdings, Inc., Class A†	3,154	152,464
TransDigm Group, Inc.†	2,985	634,044
		1,047,660
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	2,562	112,472
Harris Corp.	500	36,575
		149,047
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	11,278	506,382
Airlines — 1.4%
Alaska Air Group, Inc.	7,827	621,855
Copa Holdings SA, Class A	2,100	88,053
JetBlue Airways Corp.†	2,820	72,672
Southwest Airlines Co.	30,828	1,172,697
Spirit Airlines, Inc.†	5,160	244,068
United Continental Holdings, Inc.†	18,018	955,855
		3,155,200
Apparel Manufacturers — 1.2%
Burberry Group PLC(1)	38,042	789,517
Carter's, Inc.	1,267	114,841
Hanesbrands, Inc.	36,593	1,059,001
Michael Kors Holdings, Ltd.†	4,795	202,541
Ralph Lauren Corp.	79	9,335
Under Armour, Inc., Class A†	4,310	417,122
		2,592,357
Appliances — 0.2%
Whirlpool Corp.	2,891	425,729
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	1,600	126,928
Citrix Systems, Inc.†	3,867	267,906
Dropbox, Inc., Class A†(2)(3)(4)	3,515	59,698
Dropbox, Inc., Class B†(2)(3)(4)	844	14,334
Intuit, Inc.	11,252	998,615
King Digital Entertainment PLC	1,939	26,254
NetSuite, Inc.†	4,263	357,666
PTC, Inc.†	2,774	88,047
Red Hat, Inc.†	11,924	857,097
ServiceNow, Inc.†	23,318	1,619,435
Tableau Software, Inc., Class A†	1,195	95,337
		4,511,317
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.1%
Jarden Corp.†	4,647	$227,145
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	6,249	221,839
Ritchie Bros. Auctioneers, Inc.	8,100	209,628
Sotheby's	3,800	121,524
		552,991
Audio/Video Products — 0.5%
Harman International Industries, Inc.	12,352	1,185,668
Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	4,419	1,097,680
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	10,039	523,735
Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	2,354	62,828
BorgWarner, Inc.	15,460	642,981
Delphi Automotive PLC	8,667	659,039
Lear Corp.	1,419	154,359
Mobileye NV†	14,914	678,289
Visteon Corp.†	1,076	108,934
WABCO Holdings, Inc.†	2,917	305,789
		2,612,219
Banks-Commercial — 0.3%
BankUnited, Inc.	6,700	239,525
Signature Bank†	1,120	154,067
SVB Financial Group†	2,676	309,185
		702,777
Banks-Fiduciary — 0.6%
Northern Trust Corp.	20,805	1,418,069
Beverages-Non-alcoholic — 1.6%
Coca-Cola Enterprises, Inc.	5,622	271,824
Dr Pepper Snapple Group, Inc.	6,527	515,959
Monster Beverage Corp.†	19,496	2,634,689
		3,422,472
Beverages-Wine/Spirits — 0.8%
Brown-Forman Corp., Class A	612	65,478
Brown-Forman Corp., Class B	6,454	625,393
Constellation Brands, Inc., Class A	7,748	970,127
		1,660,998
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	3,418	88,971
Discovery Communications, Inc., Class C†	10,821	262,842
Scripps Networks Interactive, Inc., Class A	2,205	108,464
Starz, Class A†	2,080	77,667
		537,944
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.†	2,693	128,564
Fortune Brands Home & Security, Inc.	32,670	1,550,845
USG Corp.†	2,210	58,830
		1,738,239

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction-Misc. — 0.0%
TopBuild Corp.†	934	$28,926
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	975	110,497
Building Products-Cement — 0.3%
Eagle Materials, Inc.	3,312	226,607
Martin Marietta Materials, Inc.	228	34,645
Vulcan Materials Co.	4,318	385,165
		646,417
Building Products-Wood — 0.1%
Masco Corp.	8,413	211,839
Building-Heavy Construction — 0.8%
SBA Communications Corp., Class A†	15,899	1,665,261
Building-Maintenance & Services — 0.2%
Rollins, Inc.	12,590	338,293
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,100	56,980
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,278	96,242
Lennar Corp., Class A	1,645	79,174
Lennar Corp., Class B	91	3,604
NVR, Inc.†	97	147,946
Toll Brothers, Inc.†	7,379	252,657
		579,623
Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	703	22,826
Charter Communications, Inc., Class A†	1,808	317,937
		340,763
Casino Hotels — 0.2%
MGM Resorts International†	13,451	248,171
Wynn Resorts, Ltd.	3,635	193,091
		441,262
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,800	230,898
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	7,162	423,776
Eastman Chemical Co.	893	57,795
FMC Corp.	5,032	170,635
Huntsman Corp.	3,134	30,368
		682,574
Chemicals-Plastics — 0.1%
PolyOne Corp.	3,900	114,426
Chemicals-Specialty — 0.8%
Ashland, Inc.	2,454	246,921
Cytec Industries, Inc.	168	12,407
International Flavors & Fragrances, Inc.	1,951	201,460
NewMarket Corp.	604	215,628
Platform Specialty Products Corp.†*	6,664	84,300
Platform Specialty Products Corp.†	47,966	606,770
Sigma-Aldrich Corp.	1,122	155,868
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
W.R. Grace & Co.†	1,756	$163,396
		1,686,750
Coatings/Paint — 1.0%
Axalta Coating Systems, Ltd.†	2,433	61,652
RPM International, Inc.	11,815	494,931
Sherwin-Williams Co.	4,653	1,036,595
Valspar Corp.	7,760	557,789
		2,150,967
Coffee — 0.1%
Keurig Green Mountain, Inc.	5,819	303,403
Commercial Services — 1.1%
Aramark	4,267	126,474
Cintas Corp.	2,302	197,396
CoStar Group, Inc.†	10,793	1,867,837
Live Nation Entertainment, Inc.†	3,514	84,476
Quanta Services, Inc.†	976	23,629
ServiceMaster Global Holdings, Inc.†	2,478	83,137
		2,382,949
Commercial Services-Finance — 2.4%
Equifax, Inc.	6,771	658,006
FleetCor Technologies, Inc.†	2,215	304,828
Global Payments, Inc.	4,503	516,629
H&R Block, Inc.	6,210	224,802
McGraw Hill Financial, Inc.	10,504	908,596
Moody's Corp.	7,584	744,749
Morningstar, Inc.	459	36,839
Sabre Corp.	11,143	302,867
SEI Investments Co.	3,362	162,149
Total System Services, Inc.	3,987	181,130
TransUnion†	6,200	155,744
Vantiv, Inc., Class A†	13,459	604,578
Western Union Co.	12,461	228,784
WEX, Inc.†	2,531	219,792
		5,249,493
Communications Software — 0.0%
SolarWinds, Inc.†	1,609	63,137
Computer Aided Design — 0.2%
ANSYS, Inc.†	2,309	203,515
Autodesk, Inc.†	6,381	281,658
		485,173
Computer Data Security — 0.2%
Fortinet, Inc.†	8,546	363,034
Computer Graphics — 0.0%
Atlassian Class A FDR†(2)(3)(4)	745	14,155
Atlassian Series 1†(2)(3)(4)	775	14,725
Atlassian Series 2†(2)(3)(4)	2,075	39,425
		68,305
Computer Services — 0.6%
DST Systems, Inc.	683	71,811
EPAM Systems, Inc.†	2,500	186,300
Genpact, Ltd.†	10,938	258,246
IHS, Inc., Class A†	5,320	617,120
Leidos Holdings, Inc.	138	5,701
Teradata Corp.†	2,546	73,732
		1,212,910

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 1.5%
Akamai Technologies, Inc.†	25,588	$1,767,107
Rackspace Hosting, Inc.†	6,071	149,832
SS&C Technologies Holdings, Inc.	18,763	1,314,161
		3,231,100
Computers-Integrated Systems — 0.1%
Jack Henry & Associates, Inc.	1,974	137,410
VeriFone Systems, Inc.†	2,745	76,119
		213,529
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,256	66,778
SanDisk Corp.	4,700	255,351
		322,129
Computers-Other — 0.0%
3D Systems Corp.†	989	11,423
Stratasys, Ltd.†	2,000	52,980
		64,403
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	2,272	59,549
CEB, Inc.	1,900	129,846
Gartner, Inc.†	6,702	562,499
Towers Watson & Co., Class A	2,897	340,050
Verisk Analytics, Inc.†	11,479	848,413
		1,940,357
Consumer Products-Misc. — 0.8%
Clorox Co.	4,109	474,713
Samsonite International SA(1)	382,590	1,253,278
Spectrum Brands Holdings, Inc.	609	55,730
		1,783,721
Containers-Metal/Glass — 0.4%
Ball Corp.	11,226	698,257
Crown Holdings, Inc.†	1,478	67,618
Owens-Illinois, Inc.†	244	5,056
Silgan Holdings, Inc.	978	50,895
		821,826
Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	255	10,090
Graphic Packaging Holding Co.	4,580	58,578
Packaging Corp. of America	2,361	142,038
Sealed Air Corp.	5,071	237,729
WestRock Co.	648	33,333
		481,768
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	2,006	54,282
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,913	281,515
Royal Caribbean Cruises, Ltd.	2,000	178,180
		459,695
Security Description	Shares	Value (Note 2)
Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	2,893	$160,128
Dun & Bradstreet Corp.	257	26,985
Fidelity National Information Services, Inc.	11,347	761,157
Fiserv, Inc.†	12,414	1,075,176
Paychex, Inc.	10,977	522,834
		2,546,280
Decision Support Software — 0.2%
MSCI, Inc.	6,513	387,263
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,848	275,172
DENTSPLY International, Inc.	5,863	296,492
Patterson Cos., Inc.	1,136	49,132
		620,796
Diagnostic Equipment — 0.0%
VWR Corp.†	373	9,582
Diagnostic Kits — 0.3%
Alere, Inc.†	1,318	63,462
IDEXX Laboratories, Inc.†	7,757	575,957
		639,419
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,325	312,827
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	1,791	333,681
Distribution/Wholesale — 1.0%
Fastenal Co.	10,593	387,810
Fossil Group, Inc.†	2,429	135,732
Genuine Parts Co.	3,412	282,821
HD Supply Holdings, Inc.†	14,409	412,386
Ingram Micro, Inc., Class A	209	5,693
LKQ Corp.†	7,340	208,162
Watsco, Inc.	627	74,287
WW Grainger, Inc.	3,115	669,756
		2,176,647
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.(1)	15,439	702,445
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	1,791	116,755
Carlisle Cos., Inc.	341	29,797
Colfax Corp.†	4,400	131,604
Ingersoll-Rand PLC	446	22,643
Parker-Hannifin Corp.	1,515	147,410
Textron, Inc.	30,570	1,150,655
		1,598,864
Diversified Operations — 0.0%
Leucadia National Corp.	1,062	21,516
Drug Delivery Systems — 0.5%
Catalent, Inc.†	13,200	320,760
DexCom, Inc.†	9,651	828,635
		1,149,395

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 0.2%
The Honest Company, Inc.†(2)(3)(4)	1,850	$84,647
Vipshop Holdings, Ltd. ADR†	16,400	275,520
Wayfair, Inc., Class A†	3,930	137,786
		497,953
E-Commerce/Services — 1.3%
Coupons.com, Inc.†	5,809	52,281
Ctrip.com International, Ltd. ADR†	2,900	183,222
Expedia, Inc.	2,379	279,961
Groupon, Inc.†	11,952	38,964
IAC/InterActiveCorp	1,772	115,658
Liberty Ventures, Series A†	4,244	171,245
MercadoLibre, Inc.	2,000	182,120
Netflix, Inc.†	950	98,097
TripAdvisor, Inc.†	4,606	290,270
Zillow Group, Inc., Class A†	15,834	454,911
Zillow Group, Inc., Class C†	32,868	887,436
		2,754,165
E-Services/Consulting — 0.7%
CDW Corp.	35,438	1,447,997
Electric Products-Misc. — 0.7%
AMETEK, Inc.	30,871	1,615,171
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,381	46,043
Electronic Components-Misc. — 0.1%
Gentex Corp.	11,349	175,910
Jabil Circuit, Inc.	868	19,417
		195,327
Electronic Components-Semiconductors — 1.3%
Altera Corp.	2,258	113,081
ARM Holdings PLC ADR	10,600	458,450
Freescale Semiconductor, Ltd.†	2,443	89,365
IPG Photonics Corp.†	3,233	245,611
Microchip Technology, Inc.	10,432	449,515
Microsemi Corp.†	4,500	147,690
ON Semiconductor Corp.†	9,560	89,864
Qorvo, Inc.†	3,605	162,405
Skyworks Solutions, Inc.	9,912	834,690
Xilinx, Inc.	7,541	319,738
		2,910,409
Electronic Connectors — 0.4%
Amphenol Corp., Class A	18,355	935,371
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,062	146,042
Synopsys, Inc.†	273	12,607
		158,649
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	7,400	254,042
FLIR Systems, Inc.	2,133	59,703
Keysight Technologies, Inc.†	6,429	198,270
National Instruments Corp.	596	16,563
Trimble Navigation, Ltd.†	8,132	133,527
		662,105
Security Description	Shares	Value (Note 2)
Electronic Security Devices — 0.4%
Allegion PLC	8,709	$502,161
Tyco International PLC	8,881	297,158
		799,319
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	7,493	320,326
SolarCity Corp.†	1,427	60,947
SunEdison, Inc.†	6,048	43,424
TerraForm Power, Inc., Class A	63	896
		425,593
Engineering/R&D Services — 0.0%
AECOM†	478	13,150
Enterprise Software/Service — 2.3%
CDK Global, Inc.	3,867	184,765
Guidewire Software, Inc.†	14,200	746,636
Inovalon Holdings, Inc., Class A†	6,311	131,458
Qlik Technologies, Inc.†	4,500	164,025
Tyler Technologies, Inc.†	4,334	647,110
Ultimate Software Group, Inc.†	688	123,159
Veeva Systems, Inc., Class A†	64,584	1,511,911
Workday, Inc., Class A†	22,065	1,519,396
		5,028,460
Entertainment Software — 0.3%
Electronic Arts, Inc.†	7,591	514,290
MSG Networks, Inc., Class A†	1,483	106,984
		621,274
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	2,700	128,736
Donaldson Co., Inc.	10,265	288,241
		416,977
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	859	17,506
Credit Acceptance Corp.†	204	40,162
		57,668
Finance-Consumer Loans — 0.4%
LendingClub Corp.†	64,975	859,619
Navient Corp.†	9,451	69,938
Santander Consumer USA Holdings, Inc.†	119	2,430
		931,987
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.†	3,096	801,802
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	9,900	260,667
Interactive Brokers Group, Inc., Class A	121	4,776
Lazard, Ltd., Class A	10,640	460,712
LPL Financial Holdings, Inc.	6,089	242,159
TD Ameritrade Holding Corp.	16,690	531,410
		1,499,724
Finance-Leasing Companies — 0.3%
AerCap Holdings NV†	18,508	707,746
Air Lease Corp.	130	4,020
		711,766

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Mortgage Loan/Banker — 0.3%
CoreLogic, Inc.†	9,876	$367,683
FNF Group	10,700	379,529
		747,212
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	8,414	564,411
Intercontinental Exchange, Inc.	2,956	694,631
		1,259,042
Food-Baking — 0.2%
Flowers Foods, Inc.	15,692	388,220
Food-Confectionery — 0.4%
Hershey Co.	7,815	718,042
J.M. Smucker Co.	1,400	159,726
		877,768
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	4,225	169,634
Food-Meat Products — 0.1%
Hormel Foods Corp.	3,229	204,428
Tyson Foods, Inc., Class A	362	15,602
		220,030
Food-Misc./Diversified — 1.3%
Blue Buffalo Pet Products, Inc.†	7,200	128,952
Campbell Soup Co.	2,474	125,382
ConAgra Foods, Inc.	1,401	56,755
Hain Celestial Group, Inc.†	5,075	261,870
Ingredion, Inc.	211	18,422
Kellogg Co.	5,424	360,967
McCormick & Co., Inc.	7,883	647,825
Nomad Foods, Ltd.†(1)	81,285	1,280,414
		2,880,587
Food-Retail — 0.3%
Fresh Market, Inc.†	3,400	76,806
Sprouts Farmers Market, Inc.†	11,000	232,100
Whole Foods Market, Inc.	11,519	364,576
		673,482
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,470	174,196
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	987	132,337
Wolverine World Wide, Inc.	4,100	88,724
		221,061
Funeral Services & Related Items — 0.2%
Service Corp. International	15,676	424,820
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,528	23,424
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	976	59,361
Toro Co.	1,343	94,735
		154,096
Gas-Distribution — 0.2%
Atmos Energy Corp.	4,200	244,356
NiSource, Inc.	9,200	170,660
		415,016
Security Description	Shares	Value (Note 2)
Gold Mining — 0.0%
Royal Gold, Inc.	82	$3,852
Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	956	42,035
Stericycle, Inc.†	10,005	1,393,797
		1,435,832
Heart Monitors — 0.3%
HeartWare International, Inc.†	12,282	642,471
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	12,467	495,065
Home Furnishings — 0.1%
Leggett & Platt, Inc.	3,325	137,156
Tempur Sealy International, Inc.†	1,472	105,145
		242,301
Hotels/Motels — 2.4%
Choice Hotels International, Inc.	6,554	312,298
Diamond Resorts International, Inc.†	51,709	1,209,474
Extended Stay America, Inc.	9,940	166,793
Hilton Worldwide Holdings, Inc.	46,724	1,071,849
Marriott International, Inc., Class A	10,622	724,420
Starwood Hotels & Resorts Worldwide, Inc.	9,923	659,681
Wyndham Worldwide Corp.	15,957	1,147,308
		5,291,823
Housewares — 0.0%
Tupperware Brands Corp.	1,137	56,270
Human Resources — 0.3%
ManpowerGroup, Inc.	3,300	270,237
Robert Half International, Inc.	6,559	335,558
Team Health Holdings, Inc.†	2,300	124,269
		730,064
Independent Power Producers — 0.0%
Calpine Corp.†	1,042	15,213
Industrial Audio & Video Products — 0.6%
GoPro, Inc., Class A†	2,152	67,186
IMAX Corp.†	35,309	1,193,091
		1,260,277
Industrial Automated/Robotic — 0.4%
Cognex Corp.	5,902	202,852
Nordson Corp.	3,668	230,864
Rockwell Automation, Inc.	3,246	329,371
		763,087
Industrial Gases — 0.2%
Airgas, Inc.	3,868	345,528
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,874	533,603
Sensata Technologies Holding NV†	11,500	509,910
		1,043,513
Instruments-Scientific — 0.2%
FEI Co.	2,400	175,296
PerkinElmer, Inc.	423	19,441
Waters Corp.†	1,995	235,829
		430,566

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.5%
Aon PLC	11,401	$1,010,242
Arthur J. Gallagher & Co.	2,249	92,839
Erie Indemnity Co., Class A	585	48,520
		1,151,601
Insurance-Property/Casualty — 0.1%
AmTrust Financial Services, Inc.	51	3,212
Markel Corp.†	33	26,461
Progressive Corp.	6,900	211,416
		241,089
Internet Application Software — 0.2%
Splunk, Inc.†	6,323	349,978
Internet Content-Entertainment — 0.4%
Pandora Media, Inc.†	11,301	241,163
Twitter, Inc.†	26,140	704,212
		945,375
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	5,640	1,072,333
Yelp, Inc.†	1,567	33,941
		1,106,274
Internet Incubators — 0.1%
HomeAway, Inc.†	4,034	107,062
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,235	374,613
Internet Security — 0.3%
FireEye, Inc.†	3,328	105,897
VeriSign, Inc.†	8,996	634,758
		740,655
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	1,320	225,707
Ameriprise Financial, Inc.	3,646	397,888
Artisan Partners Asset Management, Inc., Class A	4,155	146,381
Eaton Vance Corp.	2,842	94,980
Federated Investors, Inc., Class B	2,261	65,343
Financial Engines, Inc.	3,600	106,092
Invesco, Ltd.	5,566	173,826
Legg Mason, Inc.	771	32,081
NorthStar Asset Management Group, Inc.	4,678	67,176
T. Rowe Price Group, Inc.	6,289	437,085
Waddell & Reed Financial, Inc., Class A	1,907	66,306
WisdomTree Investments, Inc.	9,900	159,687
		1,972,552
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	3,559	624,889
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,679	88,030
Machinery-Electrical — 0.0%
Babcock & Wilcox Enterprises, Inc.†	257	4,318
Regal Beloit Corp.	56	3,161
		7,479
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 1.2%
BWX Technologies, Inc.	514	$13,549
IDEX Corp.	4,964	353,933
Middleby Corp.†	9,278	975,953
Roper Technologies, Inc.	3,828	599,848
Wabtec Corp.	6,230	548,551
Zebra Technologies Corp., Class A†	1,247	95,458
		2,587,292
Machinery-Pumps — 0.5%
Flowserve Corp.	10,011	411,853
Graco, Inc.	7,014	470,148
Xylem, Inc.	5,500	180,675
		1,062,676
Medical Information Systems — 1.7%
Allscripts Healthcare Solutions, Inc.†	1,357	16,827
athenahealth, Inc.†	8,569	1,142,676
Cerner Corp.†	38,839	2,328,786
IMS Health Holdings, Inc.†	3,225	93,848
Medidata Solutions, Inc.†	2,700	113,697
		3,695,834
Medical Instruments — 1.9%
Bio-Techne Corp.	370	34,210
Boston Scientific Corp.†	74,680	1,225,499
Bruker Corp.†	9,178	150,795
Edwards Lifesciences Corp.†	2,596	369,073
Intuitive Surgical, Inc.†	4,501	2,068,570
St. Jude Medical, Inc.	3,827	241,445
		4,089,592
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	801	86,884
Medical Products — 1.4%
Becton Dickinson and Co.	10,115	1,341,856
Cooper Cos., Inc.	793	118,046
Henry Schein, Inc.†	4,017	533,136
Hill-Rom Holdings, Inc.	1,256	65,300
Sirona Dental Systems, Inc.†	3,939	367,666
Teleflex, Inc.	2,000	248,420
Varian Medical Systems, Inc.†	2,407	177,589
West Pharmaceutical Services, Inc.	2,400	129,888
Zimmer Biomet Holdings, Inc.	253	23,764
		3,005,665
Medical-Biomedical/Gene — 2.8%
Alnylam Pharmaceuticals, Inc.†	7,044	566,056
BioMarin Pharmaceutical, Inc.†	7,968	839,190
Bluebird Bio, Inc.†	1,991	170,330
Charles River Laboratories International, Inc.†	1,142	72,540
Illumina, Inc.†	3,701	650,710
Incyte Corp.†	13,287	1,465,955
Intercept Pharmaceuticals, Inc.†	1,084	179,792
Intrexon Corp.†	1,117	35,521
Isis Pharmaceuticals, Inc.†	9,089	367,377
Juno Therapeutics, Inc.†	287	11,678
Medivation, Inc.†	3,794	161,245

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Puma Biotechnology, Inc.†	1,603	$120,802
Regeneron Pharmaceuticals, Inc.†	1,524	708,873
Seattle Genetics, Inc.†	5,890	227,118
Ultragenyx Pharmaceutical, Inc.†	1,000	96,310
United Therapeutics Corp.†	2,115	277,573
Vertex Pharmaceuticals, Inc.†	1,458	151,836
		6,102,906
Medical-Drugs — 3.1%
ACADIA Pharmaceuticals, Inc.†	5,400	178,578
Akorn, Inc.†	6,490	184,997
Alkermes PLC†	10,670	626,009
Allergan PLC†	4,452	1,210,098
Baxalta, Inc.	7,300	230,023
Clovis Oncology, Inc.†	1,000	91,960
Eisai Co., Ltd.(1)	13,600	806,670
Endo International PLC†	6,456	447,272
Horizon Pharma PLC†	4,900	97,118
Ironwood Pharmaceuticals, Inc.†	5,000	52,100
Jazz Pharmaceuticals PLC†	2,773	368,282
Mallinckrodt PLC†	3,011	192,523
Ono Pharmaceutical Co., Ltd.(1)	7,580	901,595
OPKO Health, Inc.†	5,667	47,660
Pacira Pharmaceuticals, Inc.†	2,600	106,860
Quintiles Transnational Holdings, Inc.†	3,809	264,992
Zoetis, Inc.	23,665	974,525
		6,781,262
Medical-Generic Drugs — 0.6%
Mylan NV†	29,111	1,172,009
Perrigo Co. PLC	652	102,540
		1,274,549
Medical-HMO — 0.3%
Centene Corp.†	2,869	155,586
Health Net, Inc.†	306	18,427
Humana, Inc.	1,500	268,500
WellCare Health Plans, Inc.†	2,400	206,832
		649,345
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	1,246	82,572
LifePoint Health, Inc.†	103	7,303
Tenet Healthcare Corp.†	2,393	88,349
Universal Health Services, Inc., Class B	1,697	211,803
		390,027
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	907	31,174
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	11,101	1,054,484
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	8,500	144,330
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	278	18,337
Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	2,290	$84,272
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,247	288,060
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	296	12,219
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,857	296,767
Markit, Ltd.†	7,300	211,700
		508,467
Networking Products — 0.7%
Arista Networks, Inc.†	13,019	796,633
Palo Alto Networks, Inc.†	4,150	713,800
		1,510,433
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,761	48,179
Waste Connections, Inc.	2,600	126,308
		174,487
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,882	37,358
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,041	115,459
Oil Companies-Exploration & Production — 1.6%
Cabot Oil & Gas Corp.	15,181	331,857
Cimarex Energy Co.	1,400	143,472
Concho Resources, Inc.†	5,840	574,072
Continental Resources, Inc.†	2,980	86,331
Diamondback Energy, Inc.†	9,642	622,873
Energen Corp.	9,671	482,196
EQT Corp.	2,500	161,925
Memorial Resource Development Corp.†	1,992	35,019
Pioneer Natural Resources Co.	6,476	787,741
Range Resources Corp.	4,768	153,148
WPX Energy, Inc.†	6,700	44,354
		3,422,988
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	3,627	112,437
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	129	5,296
HollyFrontier Corp.	700	34,188
Murphy USA, Inc.†	65	3,572
Tesoro Corp.	2,385	231,917
		274,973
Oil-Field Services — 0.1%
Oceaneering International, Inc.	3,316	130,252
RPC, Inc.	172	1,522
Targa Resources Corp.	659	33,952
		165,726
Paper & Related Products — 0.2%
International Paper Co.	9,650	364,673
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	32,892	852,232

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Physicians Practice Management — 0.4%
Envision Healthcare Holdings, Inc.†	13,805	$507,886
MEDNAX, Inc.†	4,801	368,669
		876,555
Pipelines — 0.1%
Columbia Pipeline Group, Inc.	4,600	84,134
ONEOK, Inc.	2,267	72,997
		157,131
Platinum — 0.1%
Stillwater Mining Co.†	17,400	179,742
Poultry — 0.0%
Pilgrim's Pride Corp.	166	3,449
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	5,400	162,486
Hubbell, Inc., Class B	2,384	202,521
SunPower Corp.†	98	1,964
		366,971
Precious Metals — 0.0%
Tahoe Resources, Inc.	494	3,824
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,642	38,468
Quarrying — 0.1%
Compass Minerals International, Inc.	2,411	188,950
Radio — 0.1%
Sirius XM Holdings, Inc.†	55,471	207,462
Real Estate Investment Trusts — 2.5%
American Campus Communities, Inc.	3,800	137,712
Boston Properties, Inc.	3,379	400,074
Columbia Property Trust, Inc.	368	8,538
Crown Castle International Corp.	17,454	1,376,597
Digital Realty Trust, Inc.	1,880	122,802
Empire State Realty Trust, Inc., Class A	1,266	21,560
Equinix, Inc.	5,936	1,622,902
Equity LifeStyle Properties, Inc.	2,032	119,014
Extra Space Storage, Inc.	2,810	216,820
Federal Realty Investment Trust	3,456	471,571
Gaming and Leisure Properties, Inc.	288	8,554
Healthcare Trust of America, Inc., Class A	295	7,230
Iron Mountain, Inc.	6,991	216,861
Lamar Advertising Co.,Class A	1,953	101,907
Omega Healthcare Investors, Inc.	1,198	42,110
Plum Creek Timber Co., Inc.	1,737	68,629
Post Properties, Inc.	443	25,822
Tanger Factory Outlet Centers, Inc.	2,312	76,227
Taubman Centers, Inc.	553	38,201
Welltower, Inc.	3,816	258,419
Weyerhaeuser Co.	1,074	29,363
		5,370,913
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	38,787	$1,241,184
Jones Lang LaSalle, Inc.	2,387	343,179
Realogy Holdings Corp.†	1,287	48,430
WeWork Cos., Inc., Class A†(2)(3)(4)	2,244	73,804
		1,706,597
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	386	44,290
Recreational Vehicles — 0.2%
Brunswick Corp.	1,648	78,923
Polaris Industries, Inc.	3,403	407,917
		486,840
Rental Auto/Equipment — 0.3%
Aaron's, Inc.	231	8,342
Avis Budget Group, Inc.†	6,353	277,499
Hertz Global Holdings, Inc.†	14,096	235,826
United Rentals, Inc.†	2,340	140,517
		662,184
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,735	79,428
Respiratory Products — 0.1%
ResMed, Inc.	3,400	173,264
Retail-Apparel/Shoe — 2.2%
Burlington Stores, Inc.†	6,000	306,240
Coach, Inc.	8,532	246,831
DSW, Inc., Class A	104	2,632
Foot Locker, Inc.	2,918	210,009
Gap, Inc.	5,750	163,875
Kate Spade & Co.†	56,949	1,088,295
L Brands, Inc.	11,571	1,042,894
lululemon athletica, Inc.†	4,991	252,794
PVH Corp.	2,800	285,432
Ross Stores, Inc.	23,185	1,123,777
Urban Outfitters, Inc.†	2,358	69,278
		4,792,057
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	9,812	226,657
Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	6,190	1,173,191
AutoZone, Inc.†	1,752	1,268,150
O'Reilly Automotive, Inc.†	4,636	1,159,000
		3,600,341
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,758	102,280
CarMax, Inc.†	16,549	981,687
Copart, Inc.†	6,852	225,431
Penske Automotive Group, Inc.	384	18,601
		1,327,999
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,134	235,721

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	11,857	$311,009
MSC Industrial Direct Co., Inc., Class A	352	21,483
		332,492
Retail-Discount — 0.9%
Dollar General Corp.	17,129	1,240,825
Dollar Tree, Inc.†	10,319	687,864
		1,928,689
Retail-Drug Store — 0.2%
Rite Aid Corp.†	58,774	356,758
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,692	732,909
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	1,800	167,958
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	4,437	604,009
Tiffany & Co.	6,955	537,065
		1,141,074
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,410	413,053
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,386	242,810
Sears Holdings Corp.†	32	723
		243,533
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,529	51,466
Five Below, Inc.†	4,500	151,110
PriceSmart, Inc.	1,700	131,478
Sally Beauty Holdings, Inc.†	3,805	90,369
		424,423
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,337	15,004
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,749	449,049
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	314	11,241
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	67	5,855
Macy's, Inc.	5,943	304,995
		310,850
Retail-Restaurants — 2.8%
Bloomin' Brands, Inc.	9,000	163,620
Brinker International, Inc.	5,174	272,515
Chipotle Mexican Grill, Inc.†	4,037	2,907,649
Darden Restaurants, Inc.	604	41,398
Domino's Pizza, Inc.	1,331	143,628
Dunkin' Brands Group, Inc.	2,322	113,778
Jack in the Box, Inc.	10,582	815,237
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Panera Bread Co., Class A†	8,231	$1,591,958
Papa John's International, Inc.	2,700	184,896
Restaurant Brands International LP	20	694
		6,235,373
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	115	5,244
Dick's Sporting Goods, Inc.	4,529	224,684
Vista Outdoor, Inc.†	200	8,886
		238,814
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	2,089	84,437
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	959	22,019
Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	39,903	758,955
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	6,923	390,526
Atmel Corp.	10,072	81,281
Integrated Device Technology, Inc.†	4,300	87,290
Linear Technology Corp.	13,579	547,913
Maxim Integrated Products, Inc.	2,363	78,924
NXP Semiconductors NV†	8,927	777,274
		1,963,208
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	17,596	258,485
KLA-Tencor Corp.	9,359	467,950
Lam Research Corp.	2,728	178,220
		904,655
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,173	125,687
Silver Mining — 0.1%
Silver Wheaton Corp.	9,400	112,894
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,457	541,742
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,429	135,598
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,100	62,517
Steel Dynamics, Inc.	646	11,098
		73,615
Telecom Services — 0.0%
Level 3 Communications, Inc.†	830	36,263
Telecommunication Equipment — 0.0%
ARRIS Group, Inc.†	548	14,231
CommScope Holding Co., Inc.†	1,124	33,754
Juniper Networks, Inc.	1,686	43,347
		91,332
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc.†	2,996	75,979
Television — 0.0%
AMC Networks, Inc., Class A†	1,444	105,657

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,045	$189,971
Theaters — 0.1%
Cinemark Holdings, Inc.	2,795	90,810
Regal Entertainment Group, Class A	1,996	37,305
		128,115
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	1,323	93,391
Dyax Corp.†	5,400	103,086
Neurocrine Biosciences, Inc.†	1,800	71,622
		268,099
Tools-Hand Held — 0.2%
Snap-on, Inc.	3,302	498,404
Stanley Black & Decker, Inc.	340	32,973
		531,377
Toys — 0.1%
Hasbro, Inc.	2,181	157,337
Mattel, Inc.	5,800	122,148
		279,485
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	6,537	212,779
Solera Holdings, Inc.	1,619	87,426
		300,205
Transport-Equipment & Leasing — 0.0%
AMERCO	83	32,658
Transport-Marine — 0.1%
Kirby Corp.†	2,000	123,900
Teekay Corp.	435	12,893
		136,793
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	4,199	248,077
Kansas City Southern	12,863	1,168,989
		1,417,066
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	6,419	435,080
Expeditors International of Washington, Inc.	8,916	419,498
		854,578
Transport-Truck — 0.8%
J.B. Hunt Transport Services, Inc.	5,819	415,477
Landstar System, Inc.	19,332	1,227,002
Old Dominion Freight Line, Inc.†	1,684	102,724
		1,745,203
Veterinary Diagnostics — 0.0%
VCA, Inc.†	1,870	98,456
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.†	1,508	82,186
Mead Johnson Nutrition Co.	11,087	780,525
		862,711
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	568	$14,319
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	7,190	491,652
X-Ray Equipment — 0.5%
Hologic, Inc.†	28,730	1,124,205
Total Common Stocks (cost $186,074,518)		207,520,688
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(2)(3)(4)	$6,300	68,787
Applications Software — 0.1%
Dropbox, Inc., Series A-1†(2)(3)(4)	5,146	96,799
Dropbox, Inc., Series C†(2)(3)(4)	3,310	62,947
Dropbox, Inc., Series A†(2)(3)(4)	1,047	19,695
Tanium, Inc., Series G†(2)(3)(4)	10,873	161,930
		341,371
Computer Software — 0.1%
Zuora, Inc., Series F†(2)(3)(4)	35,671	135,525
Computers-Memory Devices — 0.1%
Pure Storage, Inc., Series F†(2)(3)(4)	7,349	122,728
E-Commerce/Products — 0.2%
Flipkart Online Services, Ltd. Series G†(2)(3)(4)	721	100,241
One Kings Lane, Inc., Series E†(2)(3)(4)	11,800	159,182
The Honest Company, Inc.†(2)(3)(4)	4,317	197,524
		456,947
E-Commerce/Services — 0.6%
Airbnb, Inc., Series D†(2)(3)(4)	2,091	194,660
Airbnb, Inc., Series E†(2)(3)(4)	2,711	252,379
Uber Technologies, Inc.†(2)(3)(4)	25,472	1,009,674
		1,456,713
Electronic Forms — 0.1%
Docusign, Inc., Series B†(2)(3)(4)	358	6,645
Docusign, Inc., Series B-1†(2)(3)(4)	107	1,986
Docusign, Inc., Series D†(2)(3)(4)	257	4,770
Docusign, Inc., Series E†(2)(3)(4)	6,656	123,535
Docusign, Inc., Series F†(2)(3)(4)	1,498	27,803
		164,739
Entertainment Software — 0.2%
DraftKings, Inc., Series D†(2)(3)(4)	20,325	155,799
DraftKings, Inc., Series D-1†(2)(3)(4)	23,516	180,260
		336,059
Real Estate Management/Services — 0.1%
WeWork Cos., Inc. Series D-1†(2)(3)(4)	3,588	118,008
WeWork Cos., Inc. Series D-2†(2)(3)(4)	2,819	92,715
WeWork Cos., Inc. Series E†(2)(3)(4)	2,120	69,726
		280,449

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(2)(3)(4)	3,898	$139,921
Total Convertible Preferred Securities (cost $2,443,089)		3,503,239
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Midcap Growth Index Fund (cost $5,326,609)	30,057	2,663,351
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(2)(3)(4)	1,588	30,172
Atlassian Series A†(2)(3)(4)	1,534	29,146
Total Preferred Securities (cost $49,952)		59,318
Total Long-Term Investment Securities (cost $193,894,168)		213,746,596
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund 0.10%(5) (cost $160,899)	160,899	160,899
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$635,000	635,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	880,000	880,000
BNP Paribas SA Joint Repurchase Agreement(6)	880,000	880,000
Deutsche Bank AG Joint Repurchase Agreement(6)	625,000	625,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	990,000	990,000
State Street Bank and Trust Co. Joint Repurchase Agreement(6)	544,000	544,000
Total Repurchase Agreements (cost $4,554,000)		4,554,000
TOTAL INVESTMENTS (cost $198,609,067)(7)	99.8%	218,461,495
Other assets less liabilities	0.2	534,913
NET ASSETS	100.0%	$218,996,408

†  Non-income producing security

*  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $84,300 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $5,733,919 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $3,947,645 representing 1.8% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Mid Cap Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Atlassian Class A FDR	04/09/2014	745	$11,920	$14,155	$19.00	0.01%
Atlassian Series 1	04/09/2014	775	12,400	14,725	19.00	0.01
Atlassian Series 2	04/09/2014	2,075	33,200	39,425	19.00	0.02
Dropbox, Inc. Class A .	11/07/2014	3,515	67,141	59,698	16.98	0.03
Dropbox, Inc. Class B	05/01/2012	844	7,637	14,334	16.98	0.01
The Honest Company, Inc.	08/20/2014	1,850	50,056	84,647	45.76	0.04
WeWork Cos., Inc. Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	73,804	32.89	0.03
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	2,091	85,131	194,660	93.09	0.09
Airbnb, Inc. Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	252,379	93.09	0.12
DraftKings, Inc. Series D	08/11/2015	20,325	155,799	155,799	7.67	0.07
DraftKings, Inc. Series D-1	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	180,260	7.67	0.08
Dropbox, Inc. Series A-1	05/01/2012	5,146	46,567	96,799	18.81	0.04
Dropbox, Inc. Series C	01/28/2014	3,310	63,225	62,947	19.02	0.03
Dropbox, Inc. Series A	05/01/2012	1,047	9,474	19,695	18.81	0.01
Docusign, Inc. Series B	02/28/2014	358	4,701	6,645	18.56	0.00
Docusign, Inc. Series B-1	02/28/2014	107	1,405	1,986	18.56	0.00
Docusign, Inc. Series D	02/28/2014	257	3,375	4,770	18.56	0.00

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets

Convertible Preferred Securities (continued)

Docusign, Inc. Series E	02/28/2014	6,656	$87,409	$123,535	$18.56	0.06%
Docusign, Inc. Series F	04/30/2015	1,498	28,601	27,803	18.56	0.01
Flipkart Online Services, Ltd. Series G	12/17/2014	721	86,347	100,241	139.03	0.05
Nanigans, Inc. Series B	03/16/2015	6,300	68,787	68,787	10.92	0.03
One Kings Lane, Inc. Series E	01/28/2014	11,800	181,921	159,182	13.49	0.07
Pinterest, Inc. Series G	03/19/2015	3,898	139,921	139,921	35.90	0.06
Pure Storage, Inc. Series F	04/16/2014	7,349	115,570	122,728	16.70	0.06
Tanium, Inc. Series G	08/26/2015	10,873	161,930	161,930	14.89	0.08
The Honest Company, Inc.	08/20/2014	4,317	116,806	197,524	45.75	0.09
Uber Technologies, Inc.	06/05/2014	25,472	395,148	1,009,674	39.64	0.46
WeWork Cos., Inc. Series D-1	12/09/2014	3,588	59,744	118,008	32.89	0.05
WeWork Cos., Inc. Series D-2	12/09/2014	2,819	46,940	92,715	32.89	0.04
WeWork Cos., Inc. Series E	06/23/2015	2,120	69,726	69,726	32.89	0.03
Zuora, Inc. Series F	01/15/2015	35,671	135,525	135,525	3.80	0.06
Preferred Securities
Atlassian Class A FDR	04/09/2014	1,588	25,408	30,172	19.00	0.01
Atlassian Series A	04/09/2014	1,534	24,544	29,146	19.00	0.01
				$3,863,345		1.76%

(5)  The rate shown is the 7-day yield as of September 30, 2015.

(6)  See Note 2 for details of Joint Repurchase Agreements.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Federal Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2015	$558,927	$545,160	$(13,767)

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel Manufacturers	$1,802,840	$789,517	$—	$2,592,357
Applications Software	4,437,285	—	74,032	4,511,317
Computer Graphics	—	—	68,305	68,305
Consumer Products-Misc.	530,443	1,253,278	—	1,783,721
Diversified Financial Services	—	702,445	—	702,445
E-Commerce/Products	413,306	—	84,647	497,953
Food-Misc./Diversified	1,600,173	1,280,414	—	2,880,587
Medical-Drugs	5,072,997	1,708,265	—	6,781,262
Real Estate Management/Services	1,632,793	—	73,804	1,706,597
Other Industries	185,996,144	—	—	185,996,144
Convertible Preferred Securities	—	—	3,503,239	3,503,239
Exchange-Traded Funds	2,663,351	—	—	2,663,351
Preferred Securities	—	—	59,318	59,318
Short-Term Investment Securities	160,899	—	—	160,899
Repurchase Agreements	—	4,554,000	—	4,554,000
Total Investments at Value	$204,310,231	$10,287,919	$3,863,345	$218,461,495
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,767	$—	$—	$13,767

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2015	$212,663	$2,216,627	$59,318
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	71,251	969,207	—
Change in unrealized depreciation(1)	(9,112)	(477,688)	—
Net purchases	25,986	1,190,241	—
Net sales	—	(395,148)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2015	$300,788	$3,503,239	$59,318

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2015 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$62,139	$491,519	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2015.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 09/30/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$68,305	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x
	$158,451	Market Approach	Transaction Price*	$32.88957 - $45.755 ($39.3223)
	$74,032	Market Approach with Option Pricing Method ("OPM") and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability	$19.1012 4.86x - 12.8x(8.83x) 10% - 15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.33%
Convertible Preferred Securities	$2,776,908	Market Approach	Transaction Price*	$3.7993 - $93.0944 ($34.6991)
	$287,467	Market Approach	Estimate Revenue Multiple*	4.9x - 6.5x (5.7x)
			Discount for Lack of Marketability	10.00%
	$159,182	Market Approach with Option Pricing Method ("OPM")	Next Twelve Months Revenue Mutliple* Discount for Lack of Marketability	1.0x 10.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.2
			Risk-free rate	0.6390%
	$100,241	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$142.2400 4.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%
	$62,947	Market Approach with Option Pricing Method ("OPM") and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability	$19.1012 4.86x - 12.8x (8.83x) 10% - 15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.33%
	$116,494	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$19.1012 12.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Preferred Securities	$59,318	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	10.2%
Electric-Integrated	5.9
Oil Companies-Exploration & Production	5.2
Banks-Commercial	3.3
Banks-Super Regional	2.9
Insurance-Multi-line	2.2
Food-Misc./Diversified	2.0
Insurance-Life/Health	2.0
Diversified Manufacturing Operations	1.8
Insurance-Reinsurance	1.7
Registered Investment Companies	1.6
Gas-Distribution	1.5
Computers-Memory Devices	1.5
Insurance-Property/Casualty	1.5
Medical Products	1.4
Banks-Fiduciary	1.4
Electronic Components-Semiconductors	1.3
Building & Construction Products-Misc.	1.3
Medical-Drugs	1.2
Retail-Apparel/Shoe	1.2
Chemicals-Specialty	1.1
Exchange-Traded Funds	1.1
Finance-Investment Banker/Broker	1.1
Airlines	1.1
Chemicals-Diversified	1.0
Data Processing/Management	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical Labs & Testing Services	0.9
Repurchase Agreements	0.9
Distribution/Wholesale	0.9
Auto/Truck Parts & Equipment-Original	0.9
Apparel Manufacturers	0.9
Finance-Consumer Loans	0.9
Food-Meat Products	0.8
Containers-Paper/Plastic	0.8
Coatings/Paint	0.8
Finance-Other Services	0.7
Brewery	0.7
Oil Refining & Marketing	0.7
Oil Field Machinery & Equipment	0.7
Rental Auto/Equipment	0.6
Telephone-Integrated	0.6
Insurance Brokers	0.6
Electronic Measurement Instruments	0.6
Medical Instruments	0.6
Building Products-Cement	0.6
Medical-Generic Drugs	0.5
Investment Management/Advisor Services	0.5
Home Decoration Products	0.5
Broadcast Services/Program	0.5
Independent Power Producers	0.5
Tools-Hand Held	0.5
Computer Services	0.5
Retail-Office Supplies	0.5
Television	0.5
Agricultural Chemicals	0.5
Oil-Field Services	0.5
Office Automation & Equipment	0.4
Applications Software	0.4
Transport-Rail	0.4
Food-Confectionery	0.4%
Commercial Services-Finance	0.4
Medical-Hospitals	0.4
Casino Hotels	0.4
Pipelines	0.4
Food-Retail	0.4
Instruments-Scientific	0.4
Aerospace/Defense-Equipment	0.4
Transport-Marine	0.4
Aerospace/Defense	0.4
Commercial Services	0.4
Electronics-Military	0.4
Retail-Consumer Electronics	0.4
Software Tools	0.4
Agricultural Operations	0.4
Retail-Regional Department Stores	0.3
Finance-Credit Card	0.3
Containers-Metal/Glass	0.3
Dental Supplies & Equipment	0.3
Steel-Producers	0.3
Retail-Auto Parts	0.3
Telecommunication Equipment	0.3
Advertising Services	0.3
Internet Security	0.3
Cosmetics & Toiletries	0.3
Motorcycle/Motor Scooter	0.3
Savings & Loans/Thrifts	0.3
Retail-Restaurants	0.3
Real Estate Management/Services	0.3
Retail-Misc./Diversified	0.3
Physicians Practice Management	0.3
Food-Wholesale/Distribution	0.3
Electric-Distribution	0.3
Vitamins & Nutrition Products	0.3
Building-Residential/Commercial	0.2
Electronic Security Devices	0.2
Retail-Sporting Goods	0.2
Oil & Gas Drilling	0.2
Medical Sterilization Products	0.2
Retail-Mail Order	0.2
Textile-Home Furnishings	0.2
Medical Information Systems	0.2
Machinery-Pumps	0.2
Food-Baking	0.2
Entertainment Software	0.2
Advertising Agencies	0.2
Engineering/R&D Services	0.2
Retail-Bedding	0.2
E-Commerce/Services	0.2
Non-Hazardous Waste Disposal	0.2
Computers-Integrated Systems	0.2
Cruise Lines	0.2
Enterprise Software/Service	0.2
Internet Content-Entertainment	0.2
Machinery-Electrical	0.2
Telecom Equipment-Fiber Optics	0.2
Oil Companies-Integrated	0.2
Water	0.2
Machinery-General Industrial	0.2
Semiconductor Equipment	0.2

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Computers-Periphery Equipment	0.2%
Publishing-Books	0.2
Multimedia	0.1
Retail-Drug Store	0.1
Cable/Satellite TV	0.1
Metal-Aluminum	0.1
Finance-Mortgage Loan/Banker	0.1
Telecom Services	0.1
Electronic Parts Distribution	0.1
Gold Mining	0.1
Building-Heavy Construction	0.1
Appliances	0.1
Medical-Biomedical/Gene	0.1
Metal-Copper	0.1
Electronic Components-Misc.	0.1
Machinery-Construction & Mining	0.1
Beverages-Non-alcoholic	0.1
Retail-Catalog Shopping	0.1
Finance-Auto Loans	0.1
Dialysis Centers	0.1
Computer Aided Design	0.1
Medical-Wholesale Drug Distribution	0.1
Toys	0.1
Publishing-Newspapers	0.1
Rubber-Tires	0.1
Diagnostic Kits	0.1
Real Estate Operations & Development	0.1
Diagnostic Equipment	0.1
Consulting Services	0.1
Electronic Design Automation	0.1
Transport-Services	0.1
Private Equity	0.1
Coal	0.1
Human Resources	0.1
Diversified Operations	0.1
Power Converter/Supply Equipment	0.1
Security Services	0.1
Industrial Gases	0.1
Retail-Computer Equipment	0.1
Energy-Alternate Sources	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	32,001	$612,179
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	776	5,533
Advertising Services — 0.3%
Nielsen Holdings PLC	21,046	935,916
Aerospace/Defense — 0.4%
MTU Aero Engines AG(1)	5,265	439,760
Rockwell Collins, Inc.	8,740	715,282
Spirit AeroSystems Holdings, Inc., Class A†	385	18,611
		1,173,653
Aerospace/Defense-Equipment — 0.4%
Harris Corp.	3,635	265,900
Orbital ATK, Inc.	2,139	153,730
Triumph Group, Inc.	18,672	785,718
		1,205,348
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	22,880	1,027,312
Mosaic Co.	12,316	383,151
		1,410,463
Agricultural Operations — 0.4%
Bunge, Ltd.	14,964	1,096,861
Airlines — 1.1%
Alaska Air Group, Inc.	8,841	702,417
Copa Holdings SA, Class A	1,163	48,765
Delta Air Lines, Inc.	15,653	702,350
JetBlue Airways Corp.†	6,943	178,921
United Continental Holdings, Inc.†	32,540	1,726,247
		3,358,700
Apparel Manufacturers — 0.9%
Ralph Lauren Corp.	23,305	2,753,719
Appliances — 0.1%
Whirlpool Corp.	2,568	378,164
Applications Software — 0.4%
Citrix Systems, Inc.†	7,502	519,738
Intuit, Inc.	8,317	738,134
Nuance Communications, Inc.†	8,946	146,446
		1,404,318
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	3,327	118,108
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	1,203	62,760
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	52,544	1,402,399
BorgWarner, Inc.	13,428	558,471
Delphi Automotive PLC	9,472	720,251
Lear Corp.	668	72,665
		2,753,786
Security Description	Shares	Value (Note 2)
Banks-Commercial — 3.3%
Associated Banc-Corp.	5,391	$96,876
Bank of Hawaii Corp.	1,541	97,838
BankUnited, Inc.	3,655	130,666
BB&T Corp.	28,303	1,007,587
BOK Financial Corp.	997	64,516
CIT Group, Inc.	6,152	246,265
City National Corp.	1,699	149,614
Commerce Bancshares, Inc.	2,910	132,580
Cullen/Frost Bankers, Inc.	1,915	121,756
East West Bancorp, Inc.	5,085	195,366
First Horizon National Corp.	70,740	1,003,093
First Republic Bank	5,028	315,607
M&T Bank Corp.	9,707	1,183,769
PacWest Bancorp	19,392	830,171
Popular, Inc.	3,658	110,581
PrivateBancorp, Inc.	24,293	931,151
Regions Financial Corp.	47,379	426,885
Signature Bank†	148	20,359
SVB Financial Group†	673	77,758
Synovus Financial Corp.	4,708	139,357
TCF Financial Corp.	51,566	781,740
Wintrust Financial Corp.	11,121	594,195
Zions Bancorporation	59,740	1,645,240
		10,302,970
Banks-Fiduciary — 1.4%
Citizens Financial Group, Inc.	136,541	3,257,868
Northern Trust Corp.	16,200	1,104,192
		4,362,060
Banks-Super Regional — 2.9%
Comerica, Inc.	19,043	782,667
Fifth Third Bancorp	164,731	3,115,063
Huntington Bancshares, Inc.	262,905	2,786,793
KeyCorp	86,743	1,128,527
SunTrust Banks, Inc.	32,576	1,245,706
		9,058,756
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	2,198	85,085
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc.	6,734	325,589
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	68	7,275
Brown-Forman Corp., Class B	312	30,233
		37,508
Brewery — 0.7%
Molson Coors Brewing Co., Class B	27,971	2,322,152
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	32,170	837,385
Discovery Communications, Inc., Class C†	872	21,181
Scripps Networks Interactive, Inc., Class A	15,558	765,298
		1,623,864

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 1.3%
Armstrong World Industries, Inc.†	29,898	$1,427,331
Fortune Brands Home & Security, Inc.	38,205	1,813,591
Owens Corning	20,020	839,038
		4,079,960
Building Products-Cement — 0.6%
Martin Marietta Materials, Inc.	9,322	1,416,478
Vulcan Materials Co.	4,074	363,401
		1,779,879
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,462	137,303
SBA Communications Corp., Class A†	2,320	242,997
		380,300
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	6,799	199,619
Lennar Corp., Class A	3,737	179,862
Lennar Corp., Class B	208	8,237
PulteGroup, Inc.	12,888	243,196
Toll Brothers, Inc.†	4,041	138,364
		769,278
Cable/Satellite TV — 0.1%
Cable One, Inc.†	123	51,589
Cablevision Systems Corp., Class A	6,127	198,944
Liberty Broadband Corp., Class A†	923	47,479
Liberty Broadband Corp., Class C†	2,345	119,993
		418,005
Casino Hotels — 0.4%
MGM Resorts International†	69,093	1,274,766
Wynn Resorts, Ltd.	330	17,529
		1,292,295
Cellular Telecom — 0.0%
Sprint Corp.†	26,255	100,819
United States Cellular Corp.†	463	16,404
		117,223
Chemicals-Diversified — 1.0%
Akzo Nobel NV(1)	9,647	627,158
Celanese Corp., Series A	36,733	2,173,492
Eastman Chemical Co.	3,946	255,385
FMC Corp.	1,303	44,185
Huntsman Corp.	2,650	25,678
Westlake Chemical Corp.	1,421	73,736
		3,199,634
Chemicals-Specialty — 1.1%
Albemarle Corp.	17,865	787,846
Ashland, Inc.	2,161	217,440
Brenntag AG(1)	9,511	511,842
Cabot Corp.	2,243	70,789
Cytec Industries, Inc.	2,276	168,083
H.B. Fuller Co.	12,747	432,633
Platform Specialty Products Corp.†	3,568	45,135
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Sensient Technologies Corp.	10,084	$618,149
Sigma-Aldrich Corp.	2,584	358,969
Univar, Inc.†	19,265	349,660
		3,560,546
Coal — 0.1%
CONSOL Energy, Inc.	23,161	226,978
Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	69,689	1,765,919
Valspar Corp.	10,367	745,180
		2,511,099
Commercial Services — 0.4%
Aramark	28,602	847,763
Macquarie Infrastructure Corp.	2,442	182,320
Quanta Services, Inc.†	5,797	140,345
		1,170,428
Commercial Services-Finance — 0.4%
H&R Block, Inc.	632	22,878
Sabre Corp.	29,632	805,398
WEX, Inc.†	5,835	506,712
		1,334,988
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,573	226,784
Autodesk, Inc.†	2,068	91,282
		318,066
Computer Services — 0.5%
Amdocs, Ltd.	18,066	1,027,594
Computer Sciences Corp.	4,905	301,069
DST Systems, Inc.	294	30,911
IHS, Inc., Class A†	350	40,600
Leidos Holdings, Inc.	2,155	89,023
Teradata Corp.†	1,290	37,359
		1,526,556
Computer Software — 0.0%
SS&C Technologies Holdings, Inc.	262	18,350
Computers-Integrated Systems — 0.2%
NCR Corp.†	24,768	563,472
Computers-Memory Devices — 1.5%
Brocade Communications Systems, Inc.	184,739	1,917,591
NetApp, Inc.	7,714	228,334
SanDisk Corp.	7,348	399,217
Western Digital Corp.	29,083	2,310,354
		4,855,496
Computers-Other — 0.0%
3D Systems Corp.†	2,501	28,887
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	16,482	477,648
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	266	6,972
Towers Watson & Co., Class A	2,013	236,286
		243,258

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.0%
Clorox Co.	959	$110,793
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	2,755	126,041
Greif, Inc., Class A	10,359	330,556
Owens-Illinois, Inc.†	29,729	615,985
		1,072,582
Containers-Paper/Plastic — 0.8%
Bemis Co., Inc.	3,069	121,440
Graphic Packaging Holding Co.	46,557	595,464
Packaging Corp. of America	20,846	1,254,096
Sonoco Products Co.	3,567	134,619
WestRock Co.	8,653	445,110
		2,550,729
Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	15,379	49,982
Edgewell Personal Care Co.	10,621	866,673
		916,655
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	376	21,545
Royal Caribbean Cruises, Ltd.	6,079	541,578
		563,123
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	896	94,080
Fidelity National Information Services, Inc.	44,998	3,018,466
Paychex, Inc.	1,468	69,921
		3,182,467
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	19,393	980,704
Patterson Cos., Inc.	1,378	59,598
		1,040,302
Diagnostic Equipment — 0.1%
VWR Corp.†	9,484	243,644
Diagnostic Kits — 0.1%
Alere, Inc.†	1,077	51,857
QIAGEN NV†	8,201	211,586
		263,443
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,440	321,145
Distribution/Wholesale — 0.9%
Fossil Group, Inc.†	11,865	663,016
Genuine Parts Co.	382	31,664
Ingram Micro, Inc., Class A	38,166	1,039,642
LKQ Corp.†	21,677	614,760
WESCO International, Inc.†	9,888	459,495
		2,808,577
Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	1,799	157,197
Colfax Corp.†	3,549	106,151
Crane Co.	1,700	79,237
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Dover Corp.	5,669	$324,153
Eaton Corp. PLC	13,510	693,063
Ingersoll-Rand PLC	29,052	1,474,970
ITT Corp.	3,152	105,371
Parker-Hannifin Corp.	2,681	260,861
Pentair PLC	18,198	928,826
SPX Corp.	9,165	109,247
Textron, Inc.	38,194	1,437,622
Trinity Industries, Inc.	5,476	124,141
		5,800,839
Diversified Operations — 0.1%
Leucadia National Corp.	10,058	203,775
E-Commerce/Services — 0.2%
IAC/InterActiveCorp	7,939	518,179
Zillow Group, Inc., Class A†	625	17,956
Zillow Group, Inc., Class C†	1,286	34,722
		570,857
Electric-Distribution — 0.3%
PPL Corp.	23,616	776,730
Electric-Integrated — 5.9%
AES Corp.	102,481	1,003,289
Alliant Energy Corp.	3,993	233,551
Ameren Corp.	8,577	362,550
CMS Energy Corp.	32,009	1,130,558
Consolidated Edison, Inc.	10,352	692,031
DTE Energy Co.	18,092	1,454,054
Edison International	11,516	726,314
Entergy Corp.	6,346	413,125
Eversource Energy	26,962	1,364,816
FirstEnergy Corp.	75,216	2,355,013
Great Plains Energy, Inc.	5,453	147,340
Hawaiian Electric Industries, Inc.	3,797	108,936
MDU Resources Group, Inc.	6,885	118,422
NorthWestern Corp.	14,640	788,071
OGE Energy Corp.	20,678	565,750
Pepco Holdings, Inc.	8,945	216,648
PG&E Corp.	21,151	1,116,773
Pinnacle West Capital Corp.	20,279	1,300,695
Public Service Enterprise Group, Inc.	39,491	1,664,941
SCANA Corp.	24,575	1,382,589
TECO Energy, Inc.	8,311	218,247
WEC Energy Group, Inc.	11,160	582,775
Westar Energy, Inc.	4,674	179,669
Xcel Energy, Inc.	17,918	634,476
		18,760,633
Electric-Transmission — 0.0%
ITC Holdings Corp.	3,461	115,390
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	4,187	150,230
Gentex Corp.	5,199	80,584
Jabil Circuit, Inc.	5,575	124,713
		355,527

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.3%
Altera Corp.	7,333	$367,237
Cree, Inc.†	3,856	93,431
Freescale Semiconductor, Ltd.†	11,487	420,194
Intersil Corp., Class A	15,915	186,206
Microchip Technology, Inc.	13,472	580,508
NVIDIA Corp.	37,160	915,994
ON Semiconductor Corp.†	1,167	10,970
Xilinx, Inc.	37,348	1,583,555
		4,158,095
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,082	234,687
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	28,482	977,787
FLIR Systems, Inc.	1,827	51,138
Keysight Technologies, Inc.†	20,989	647,301
National Instruments Corp.	3,100	86,149
Trimble Navigation, Ltd.†	8,685	142,607
		1,904,982
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,382	186,957
Avnet, Inc.	4,801	204,907
		391,864
Electronic Security Devices — 0.2%
Tyco International PLC	22,365	748,333
Electronics-Military — 0.4%
L-3 Communications Holdings, Inc.	11,134	1,163,726
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,670	114,142
SunEdison, Inc.†	770	5,529
TerraForm Power, Inc., Class A	1,713	24,359
		144,030
Engineering/R&D Services — 0.2%
AECOM†	4,614	126,931
Fluor Corp.	5,181	219,416
Jacobs Engineering Group, Inc.†	4,439	166,152
KBR, Inc.	5,099	84,949
		597,448
Enterprise Software/Service — 0.2%
CA, Inc.	11,163	304,750
MedAssets, Inc.†	12,829	257,350
		562,100
Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,836	550,954
Zynga, Inc., Class A†	27,157	61,918
		612,872
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	482	13,535
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	15,760	321,189
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.9%
Navient Corp.	126,674	$1,423,816
Santander Consumer USA Holdings, Inc.†	2,964	60,525
SLM Corp.†	138,734	1,026,632
Springleaf Holdings, Inc.†	1,841	80,488
Synchrony Financial†	4,540	142,102
		2,733,563
Finance-Credit Card — 0.3%
Discover Financial Services	20,681	1,075,205
Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	10,247	269,804
Interactive Brokers Group, Inc., Class A	1,858	73,335
Raymond James Financial, Inc.	50,886	2,525,472
TD Ameritrade Holding Corp.	17,038	542,490
		3,411,101
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,433	106,148
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	1,757	65,413
FNF Group	9,913	351,614
		417,027
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	2,534	595,465
Nasdaq, Inc.	32,440	1,730,025
		2,325,490
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	5,333	133,325
Food-Baking — 0.2%
Flowers Foods, Inc.	24,825	614,170
Food-Confectionery — 0.4%
J.M. Smucker Co.	11,906	1,358,356
Food-Meat Products — 0.8%
Tyson Foods, Inc., Class A	61,940	2,669,614
Food-Misc./Diversified — 2.0%
Campbell Soup Co.	2,529	128,170
ConAgra Foods, Inc.	46,053	1,865,607
Ingredion, Inc.	12,937	1,129,529
Kellogg Co.	13,133	874,001
McCormick & Co., Inc.	8,800	723,184
Pinnacle Foods, Inc.	28,645	1,199,653
Snyder's-Lance, Inc.	14,846	500,756
		6,420,900
Food-Retail — 0.4%
Empire Co., Ltd., Class A	20,265	416,841
Safeway Casa Ley CVR(2)(3)	7,948	8,066
Safeway PDC LLC CVR(2)(3)	7,948	388
Whole Foods Market, Inc.	26,161	827,996
		1,253,291

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	14,440	$562,727
United Natural Foods, Inc.†	4,422	214,511
		777,238
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,088	16,679
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	162	9,853
Gas-Distribution — 1.5%
AGL Resources, Inc.	4,239	258,749
Atmos Energy Corp.	3,570	207,703
CenterPoint Energy, Inc.	15,207	274,334
National Fuel Gas Co.	2,984	149,140
NiSource, Inc.	37,156	689,244
Questar Corp.	6,211	120,555
Sempra Energy	29,506	2,853,820
UGI Corp.	6,097	212,298
Vectren Corp.	2,921	122,711
		4,888,554
Gold Mining — 0.1%
Newmont Mining Corp.	17,668	283,925
Royal Gold, Inc.	2,169	101,899
		385,824
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	671	29,504
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	41,822	1,660,752
Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	1,203	56,661
Housewares — 0.0%
Tupperware Brands Corp.	95	4,702
Human Resources — 0.1%
ManpowerGroup, Inc.	2,764	226,344
Independent Power Producers — 0.5%
Calpine Corp.†	11,635	169,871
Dynegy, Inc.†	13,121	271,211
NRG Energy, Inc.	78,368	1,163,765
		1,604,847
Industrial Gases — 0.1%
Airgas, Inc.	1,861	166,243
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	26,350	1,211,046
Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	43,444	1,793,368
Brown & Brown, Inc.	4,095	126,822
		1,920,190
Insurance-Life/Health — 2.0%
Lincoln National Corp.	67,159	3,187,366
Principal Financial Group, Inc.	33,794	1,599,808
StanCorp Financial Group, Inc.	1,491	170,272
Torchmark Corp.	4,457	251,375
Unum Group	34,733	1,114,235
		6,323,056
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.2%
American Financial Group, Inc.	2,437	$167,934
American National Insurance Co.	255	24,898
Assurant, Inc.	2,401	189,703
Cincinnati Financial Corp.	5,809	312,524
CNA Financial Corp.	951	33,218
Genworth Financial, Inc., Class A†	113,676	525,183
Hartford Financial Services Group, Inc.	39,890	1,826,164
Loews Corp.	11,004	397,685
Old Republic International Corp.	9,231	144,373
Voya Financial, Inc.	28,126	1,090,445
XL Group PLC	62,021	2,252,603
		6,964,730
Insurance-Property/Casualty — 1.5%
Alleghany Corp.†	565	264,482
AmTrust Financial Services, Inc.	1,280	80,614
Arch Capital Group, Ltd.†	4,383	322,019
Hanover Insurance Group, Inc.	9,895	768,842
HCC Insurance Holdings, Inc.	3,383	262,081
Markel Corp.†	442	354,422
Mercury General Corp.	956	48,288
ProAssurance Corp.	1,944	95,392
Progressive Corp.	20,739	635,443
Third Point Reinsurance, Ltd.†	30,514	410,413
White Mountains Insurance Group, Ltd.	211	157,680
WR Berkley Corp.	24,380	1,325,541
		4,725,217
Insurance-Reinsurance — 1.7%
Allied World Assurance Co. Holdings AG(4)	3,373	128,747
Aspen Insurance Holdings, Ltd.	2,178	101,212
Axis Capital Holdings, Ltd.	3,567	191,619
Endurance Specialty Holdings, Ltd.	1,596	97,404
Everest Re Group, Ltd.	14,607	2,531,977
PartnerRe, Ltd.	1,687	234,291
Reinsurance Group of America, Inc.	2,339	211,890
RenaissanceRe Holdings, Ltd.	1,627	172,983
Validus Holdings, Ltd.	39,534	1,781,797
		5,451,920
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	25,900	552,706
Internet Incubators — 0.0%
HomeAway, Inc.†	2,278	60,458
Internet Security — 0.3%
Symantec Corp.	47,631	927,376
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	5,994	1,024,914
Ameriprise Financial, Inc.	1,070	116,769
Invesco, Ltd.	13,321	416,015
Legg Mason, Inc.	2,323	96,660
Waddell & Reed Financial, Inc., Class A	184	6,398
		1,660,756

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,802	$69,742
Lincoln Electric Holdings, Inc.	211	11,062
		80,804
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	11,514	171,904
Oshkosh Corp.	2,764	100,416
Terex Corp.	3,714	66,629
		338,949
Machinery-Electrical — 0.2%
Babcock & Wilcox Enterprises, Inc.†	1,514	25,435
Regal Beloit Corp.	9,115	514,542
		539,977
Machinery-Farming — 0.0%
AGCO Corp.	2,681	125,015
Machinery-General Industrial — 0.2%
BWX Technologies, Inc.	3,029	79,844
IDEX Corp.	242	17,255
Manitowoc Co., Inc.	4,812	72,180
Roper Technologies, Inc.	2,191	343,330
		512,609
Machinery-Pumps — 0.2%
Flowserve Corp.	2,538	104,413
SPX FLOW, Inc.†	9,165	315,551
Xylem, Inc.	6,411	210,602
		630,566
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	4,405	54,622
IMS Health Holdings, Inc.†	19,833	577,140
		631,762
Medical Instruments — 0.6%
Bio-Techne Corp.	771	71,287
Boston Scientific Corp.†	43,694	717,018
St. Jude Medical, Inc.	16,758	1,057,262
		1,845,567
Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	17,403	1,887,703
Quest Diagnostics, Inc.	16,502	1,014,378
		2,902,081
Medical Products — 1.4%
Cooper Cos., Inc.	5,989	891,523
Hill-Rom Holdings, Inc.	162	8,422
Teleflex, Inc.	7,627	947,350
Zimmer Biomet Holdings, Inc.(3)(5)	28,000	2,630,040
		4,477,335
Medical Sterilization Products — 0.2%
STERIS Corp.	11,057	718,373
Medical-Biomedical/Gene — 0.1%
Alnylam Pharmaceuticals, Inc.†	477	38,332
AMAG Pharmaceuticals, Inc.†	6,082	241,638
Bio-Rad Laboratories, Inc., Class A†	730	98,046
		378,016
Security Description	Shares	Value (Note 2)
Medical-Drugs — 1.2%
Alkermes PLC†	903	$52,979
Baxalta, Inc.	16,280	512,983
Endo International PLC†	44,284	3,067,995
Mallinckrodt PLC†	2,506	160,234
Quintiles Transnational Holdings, Inc.†	148	10,296
		3,804,487
Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	11,439	402,767
Mylan NV†	15,413	620,527
Perrigo Co. PLC	4,213	662,579
		1,685,873
Medical-HMO — 0.0%
Health Net, Inc.†	2,276	137,061
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	4,171	178,394
LifePoint Health, Inc.†	1,412	100,111
Universal Health Services, Inc., Class B	8,229	1,027,061
		1,305,566
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	9,943	317,579
Metal Processors & Fabrication — 0.0%
Timken Co.	2,746	75,488
Metal-Aluminum — 0.1%
Alcoa, Inc.	43,209	417,399
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	36,764	356,243
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,803	118,926
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,760	57,376
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	16,379	899,207
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,637	67,575
Multimedia — 0.1%
Quebecor, Inc., Class B	20,153	441,116
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,570	353,084
Waste Connections, Inc.	4,378	212,683
		565,767
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	4,370	86,745
Xerox Corp.	135,785	1,321,188
		1,407,933
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	225	12,728
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,269	39,254
Ensco PLC, Class A	8,281	116,596
Helmerich & Payne, Inc.	3,408	161,062
Nabors Industries, Ltd.	11,677	110,348
Noble Corp. PLC	8,552	93,302

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Patterson-UTI Energy, Inc.	5,190	$68,197
Rowan Cos. PLC, Class A	4,410	71,221
Seadrill, Ltd.	13,208	77,927
		737,907
Oil Companies-Exploration & Production — 5.2%
Antero Resources Corp.†	90,125	1,907,045
California Resources Corp.	11,115	28,899
Chesapeake Energy Corp.	20,736	151,995
Cimarex Energy Co.	8,513	872,412
Cobalt International Energy, Inc.†	12,962	91,771
Concho Resources, Inc.†	18,935	1,861,310
Continental Resources, Inc.†	2,033	58,896
Denbury Resources, Inc.	12,616	30,783
Diamondback Energy, Inc.†	2,226	143,800
Energen Corp.	14,039	699,985
EP Energy Corp.†	1,202	6,190
EQT Corp.	13,883	899,202
Gulfport Energy Corp.†	29,179	866,033
Hess Corp.	23,903	1,196,584
Kosmos Energy, Ltd.†	5,573	31,097
Laredo Petroleum, Inc.†	4,352	41,039
Memorial Resource Development Corp.†	35,632	626,411
Newfield Exploration Co.†	34,315	1,128,963
Noble Energy, Inc.	57,790	1,744,102
PDC Energy, Inc.†	9,079	481,278
Pioneer Natural Resources Co.	17,390	2,115,320
QEP Resources, Inc.	6,245	78,250
Range Resources Corp.	5,581	179,262
Rice Energy, Inc.†	2,577	41,644
SM Energy Co.	12,886	412,867
Southwestern Energy Co.†	55,895	709,308
Whiting Petroleum Corp.†	7,215	110,173
WPX Energy, Inc.†	7,237	47,909
		16,562,528
Oil Companies-Integrated — 0.2%
Marathon Oil Corp.	23,858	367,413
Murphy Oil Corp.	6,290	152,218
		519,631
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	18,082	1,108,788
Dril-Quip, Inc.†	1,377	80,169
FMC Technologies, Inc.†	2,848	88,288
Forum Energy Technologies, Inc.†	30,776	375,775
National Oilwell Varco, Inc.	13,710	516,182
		2,169,202
Oil Refining & Marketing — 0.7%
Cheniere Energy, Inc.†	8,362	403,885
CVR Energy, Inc.	361	14,819
HollyFrontier Corp.	18,912	923,662
Murphy USA, Inc.†	1,502	82,535
PBF Energy, Inc., Class A	3,040	85,819
Tesoro Corp.	6,909	671,831
		2,182,551
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.5%
Frank's International NV	31,993	$490,453
NOW, Inc.†	3,788	56,063
Oceaneering International, Inc.	2,879	113,087
Oil States International, Inc.†	14,640	382,543
RPC, Inc.	1,777	15,727
Superior Energy Services, Inc.	5,318	67,166
Targa Resources Corp.	1,014	52,241
Weatherford International PLC†	27,386	232,233
		1,409,513
Optical Recognition Equipment — 0.0%
Lumentum Holdings, Inc.†	4,801	81,377
Paper & Related Products — 0.0%
Domtar Corp.	2,252	80,509
International Paper Co.	743	28,078
		108,587
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	18,336	674,582
MEDNAX, Inc.†	1,398	107,352
		781,934
Pipelines — 0.4%
Columbia Pipeline Group, Inc.	29,677	542,792
ONEOK, Inc.	4,059	130,700
Plains GP Holdings LP	15,791	276,343
Spectra Energy Corp.	12,624	331,632
		1,281,467
Poultry — 0.0%
Pilgrim's Pride Corp.	2,013	41,830
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,774	150,701
SunPower Corp.†	1,788	35,832
		186,533
Precious Metals — 0.0%
Tahoe Resources, Inc.	4,942	38,251
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,502	50,989
Private Equity — 0.1%
Apollo Global Management LLC, Class A	13,545	232,703
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	19,179	389,526
John Wiley & Sons, Inc., Class A	1,636	81,849
		471,375
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,009	59,052
News Corp., Class A	13,558	171,102
News Corp., Class B	4,273	54,780
		284,934
Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities, Inc.	2,546	215,570
American Campus Communities, Inc.	3,969	143,837
American Capital Agency Corp.	12,470	233,189
American Homes 4 Rent, Class A	5,856	94,165

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	64,954	$641,096
Apartment Investment & Management Co., Class A	5,524	204,499
Apple Hospitality REIT, Inc.	6,578	122,153
AvalonBay Communities, Inc.	4,672	816,759
BioMed Realty Trust, Inc.	7,196	143,776
Boston Properties, Inc.	471	55,766
Brandywine Realty Trust	6,358	78,331
Brixmor Property Group, Inc.	81,009	1,902,091
Camden Property Trust	3,070	226,873
Care Capital Properties, Inc.	2,923	96,254
CBL & Associates Properties, Inc.	5,902	81,153
Chimera Investment Corp.	7,267	97,160
Columbia Property Trust, Inc.	3,882	90,062
Communications Sales & Leasing, Inc.	4,264	76,326
Corporate Office Properties Trust	46,028	967,969
Corrections Corp. of America	4,136	122,177
DDR Corp.	125,322	1,927,452
Digital Realty Trust, Inc.	2,045	133,579
Douglas Emmett, Inc.	5,156	148,080
Duke Realty Corp.	12,196	232,334
Empire State Realty Trust, Inc., Class A	2,083	35,474
EPR Properties	12,895	664,995
Equity Commonwealth†	4,585	124,895
Equity LifeStyle Properties, Inc.	9,505	556,708
Essex Property Trust, Inc.	2,310	516,100
Federal Realty Investment Trust	9,587	1,308,146
Gaming and Leisure Properties, Inc.	2,694	80,012
General Growth Properties, Inc.	20,397	529,710
HCP, Inc.	16,319	607,883
Healthcare Trust of America, Inc., Class A	3,991	97,819
Home Properties, Inc.	2,047	153,013
Hospitality Properties Trust	5,300	135,574
Host Hotels & Resorts, Inc.	26,782	423,423
Iron Mountain, Inc.	4,524	140,335
Kilroy Realty Corp.	3,112	202,778
Kimco Realty Corp.	14,589	356,409
Liberty Property Trust	5,283	166,467
Macerich Co.	5,594	429,731
Medical Properties Trust, Inc.	84,641	936,130
MFA Financial, Inc.	13,093	89,163
Mid-America Apartment Communities, Inc.	25,013	2,047,814
National Retail Properties, Inc.	4,736	171,775
NorthStar Realty Finance Corp.	12,260	151,411
Omega Healthcare Investors, Inc.	4,701	165,240
Outfront Media, Inc.	4,857	101,026
Paramount Group, Inc.	6,313	106,058
Piedmont Office Realty Trust, Inc., Class A	5,457	97,626
Plum Creek Timber Co., Inc.	19,431	767,719
Post Properties, Inc.	1,279	74,553
Prologis, Inc.	60,572	2,356,251
Rayonier, Inc.	4,485	98,984
Realty Income Corp.	8,220	389,546
Regency Centers Corp.	3,334	207,208
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Retail Properties of America, Inc., Class A	8,384	$118,131
RLJ Lodging Trust	48,401	1,223,093
Senior Housing Properties Trust	8,307	134,573
SL Green Realty Corp.	3,520	380,723
Spirit Realty Capital, Inc.	15,604	142,621
Starwood Property Trust, Inc.	76,496	1,569,698
Taubman Centers, Inc.	1,374	94,916
Two Harbors Investment Corp.	12,958	114,290
UDR, Inc.	9,154	315,630
Ventas, Inc.	30,220	1,694,133
VEREIT, Inc.	31,997	247,017
Vornado Realty Trust	18,076	1,634,432
Weingarten Realty Investors	4,379	144,989
Welltower, Inc.	6,804	460,767
Weyerhaeuser Co.	16,727	457,316
WP Carey, Inc.	3,688	213,203
WP GLIMCHER, Inc.	6,549	76,361
		32,162,520
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	431	61,965
Realogy Holdings Corp.†	19,653	739,542
		801,507
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	7,720	155,403
Howard Hughes Corp.†	836	95,923
		251,326
Recreational Vehicles — 0.0%
Brunswick Corp.	861	41,233
Rental Auto/Equipment — 0.6%
Aaron's, Inc.	1,951	70,450
Hertz Global Holdings, Inc.†	117,234	1,961,325
		2,031,775
Retail-Apparel/Shoe — 1.2%
Coach, Inc.	8,399	242,983
DSW, Inc., Class A	2,437	61,680
Foot Locker, Inc.	667	48,004
Gap, Inc.	65,709	1,872,707
Kate Spade & Co.†	22,371	427,510
PVH Corp.	9,963	1,015,628
		3,668,512
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,394	1,009,019
Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	940	45,534
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	10,158	579,209
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	9,588	251,493
MSC Industrial Direct Co., Inc., Class A	1,165	71,100
		322,593

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	3,787	$156,062
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	30,812	1,143,741
Retail-Drug Store — 0.1%
Rite Aid Corp.†	71,766	435,620
Retail-Jewelry — 0.0%
Tiffany & Co.	982	75,830
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,405	641,722
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,785	100,193
Sears Holdings Corp.†	419	9,469
		109,662
Retail-Misc./Diversified — 0.3%
CST Brands, Inc.	475	15,989
Sally Beauty Holdings, Inc.†	33,067	785,341
		801,330
Retail-Office Supplies — 0.5%
Office Depot, Inc.†	15,925	102,238
Staples, Inc.	119,067	1,396,656
		1,498,894
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,089	74,786
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	742	64,843
Kohl's Corp.	18,374	850,900
Macy's, Inc.	3,368	172,846
		1,088,589
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,562	244,140
DineEquity, Inc.	5,211	477,640
Wendy's Co.	9,623	83,239
		805,019
Retail-Sporting Goods — 0.2%
Cabela's, Inc.†	1,615	73,644
Dick's Sporting Goods, Inc.	1,011	50,156
Vista Outdoor, Inc.†	13,935	619,132
		742,932
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	5,103	117,165
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	9,540	279,808
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,558	67,041
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	12,550	128,136
Hudson City Bancorp, Inc.	18,718	190,362
New York Community Bancorp, Inc.	15,704	283,614
People's United Financial, Inc.	10,926	171,866
TFS Financial Corp.	2,332	40,227
		814,205
Security Description	Shares	Value (Note 2)
Schools — 0.0%
Graham Holdings Co., Class B	123	$70,971
Security Services — 0.1%
ADT Corp.	6,055	181,044
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	13,890	783,535
Cypress Semiconductor Corp.	11,732	99,956
Marvell Technology Group, Ltd.	16,013	144,918
Maxim Integrated Products, Inc.	59,725	1,994,815
		3,023,224
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	17,762	260,924
Lam Research Corp.	1,600	104,528
Teradyne, Inc.	7,583	136,570
		502,022
Software Tools — 0.4%
VMware, Inc., Class A†	13,978	1,101,327
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	787	74,678
Steel-Producers — 0.3%
Nucor Corp.	11,280	423,564
Reliance Steel & Aluminum Co.	2,625	141,776
Steel Dynamics, Inc.	16,473	283,006
United States Steel Corp.	17,681	184,236
		1,032,582
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,860	54,735
Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	97,502	523,586
Telecom Services — 0.1%
Level 3 Communications, Inc.†	9,007	393,516
Telecommunication Equipment — 0.3%
ARRIS Group, Inc.†	4,004	103,984
CommScope Holding Co., Inc.†	2,072	62,222
Juniper Networks, Inc.	11,486	295,305
Nice Systems, Ltd. ADR	8,487	478,073
		939,584
Telephone-Integrated — 0.4%
CenturyLink, Inc.	19,927	500,566
Frontier Communications Corp.	151,669	720,428
Telephone & Data Systems, Inc.	3,322	82,917
Zayo Group Holdings, Inc.†	684	17,346
		1,321,257
Television — 0.5%
Liberty Media Corp., Class A†	3,695	131,985
Liberty Media Corp., Class C†	31,317	1,079,184
TEGNA, Inc.	8,018	179,523
Tribune Media Co., Class A	2,850	101,460
		1,492,152
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,498	635,901
Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	16,042	1,555,753

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Toys — 0.1%
Hasbro, Inc.	740	$53,384
Mattel, Inc.	11,959	251,856
		305,240
Transactional Software — 0.0%
Black Knight Financial Services, Inc., Class A†	90	2,929
Transport-Equipment & Leasing — 0.0%
AMERCO	134	52,725
GATX Corp.	1,552	68,521
		121,246
Transport-Marine — 0.4%
Golar LNG, Ltd.	3,178	88,603
Kirby Corp.†	17,534	1,086,231
Teekay Corp.	1,009	29,907
		1,204,741
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	1,144	67,588
Kansas City Southern	14,382	1,307,036
		1,374,624
Transport-Services — 0.1%
Ryder System, Inc.	1,884	139,492
UTi Worldwide, Inc.†	20,619	94,641
		234,133
Veterinary Diagnostics — 0.0%
VCA, Inc.†	165	8,687
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.†	380	20,710
Mead Johnson Nutrition Co.	10,726	755,110
		775,820
Water — 0.2%
American Water Works Co., Inc.	6,361	350,364
Aqua America, Inc.	6,258	165,649
		516,013
Total Common Stocks (cost $314,525,122)		306,116,845
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Telephone-Integrated — 0.2%
Frontier Communications Corp., Series A 11.13% (cost $720,000)	7,200	670,680
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Value Index Fund (cost $3,781,897)	52,124	3,496,999
Total Long-Term Investment Securities (cost $319,027,019)		310,284,524
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
SSgA U.S. Government Money Market Fund 0.00%(6) (cost $5,138,281)	5,138,281	5,138,281
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $2,390,000 and collateralized by $2,390,000 of United States Treasury Notes, bearing interest at 2.00%, due 02/15/2022 and having an approximate value of $2,437,800	$2,390,000	$2,390,000
State Street Bank and Trust Co. Joint Repurchase Agreement(7)	420,000	420,000
Total Repurchase Agreements (cost $2,810,000)		2,810,000
TOTAL INVESTMENTS (cost $326,975,300)(8)	100.5%	318,232,805
Liabilities in excess of other assets	(0.5)	(1,719,109)
NET ASSETS	100.0%	$316,513,696

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $1,578,760 representing 0.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $2,638,494 representing 0.8% of net assets.

(4)  Security represents an investment in an affiliated company; see Note 8

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Mid Cap Value Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Zimmer Biomet Holdings, Inc.	05/02/2014	242	$23,684
	05/05/2014	841	82,455
	05/05/2014	327	31,859
	05/06/2014	764	76,449
	05/06/2014	3,852	385,169
	05/06/2014	30	2,972

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/06/2014	1,124	$112,996
	05/12/2014	273	27,505
	05/12/2014	545	55,065
	05/13/2014	389	39,387
	05/14/2014	393	39,823
	05/15/2014	779	78,361
	06/13/2014	103	10,896
	07/22/2014	176	18,065
	08/12/2014	172	16,593
	10/15/2014	3,256	314,904
	12/15/2014	165	18,275
	02/25/2015	214	25,863
	04/23/2015	1,063	126,051
		14,708	$1,486,372	$1,381,522	$93.93	0.44%

(6)  The rate shown is the 7-day yield as of September 30, 2015.

(7)  See Note 2 for details of Joint Repurchase Agreement.

(8)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2015	$558,927	$545,160	$(13,767)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$733,893	$439,760	$—	$1,173,653
Chemicals-Diversified	2,572,476	627,158	—	3,199,634
Chemicals-Specialty	3,048,704	511,842	—	3,560,546
Food-Retail	1,244,837	—	8,454	1,253,291
Other Industries	296,929,721	—	—	296,929,721
Convertible Preferred Securities	670,680	—	—	670,680
Exchange-Traded Funds	3,496,999	—	—	3,496,999
Short-Term Investment Securities	5,138,281	—	—	5,138,281
Repurchase Agreements	—	2,810,000	—	2,810,000
Total Investments at Value	$313,835,591	$4,388,760	$8,454	$318,232,805
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$13,767	$—	$—	$13,767

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Banks-Commercial	12.3%
Real Estate Investment Trusts	7.5
Exchange-Traded Funds	2.7
Semiconductor Equipment	2.1
Retail-Apparel/Shoe	1.8
Insurance-Property/Casualty	1.7
Savings & Loans/Thrifts	1.7
Electric-Integrated	1.6
Gas-Distribution	1.5
Electronic Components-Semiconductors	1.5
Retail-Restaurants	1.4
Medical-Drugs	1.4
Electronic Components-Misc.	1.4
Human Resources	1.3
Medical-Biomedical/Gene	1.3
Finance-Investment Banker/Broker	1.3
Medical Products	1.3
Wireless Equipment	1.3
Engineering/R&D Services	1.2
Oil Companies-Exploration & Production	1.2
Computer Services	1.1
Oil-Field Services	1.1
Transport-Truck	1.1
Food-Retail	1.1
Machinery-General Industrial	1.0
Insurance-Reinsurance	1.0
Repurchase Agreements	1.0
Communications Software	1.0
Steel-Producers	1.0
Investment Management/Advisor Services	0.9
Auto/Truck Parts & Equipment-Original	0.9
Retail-Automobile	0.9
Aerospace/Defense-Equipment	0.8
Building-Residential/Commercial	0.8
Retail-Vitamins & Nutrition Supplements	0.8
Chemicals-Specialty	0.8
Medical-Outpatient/Home Medical	0.8
Medical Instruments	0.8
Food-Misc./Diversified	0.7
Semiconductor Components-Integrated Circuits	0.7
Metal Processors & Fabrication	0.7
Circuit Boards	0.7
Telecommunication Equipment	0.7
Diversified Manufacturing Operations	0.7
Distribution/Wholesale	0.6
Energy-Alternate Sources	0.6
Enterprise Software/Service	0.6
Entertainment Software	0.6
Networking Products	0.6
Airlines	0.6
Time Deposits	0.5
Transport-Services	0.5
Office Supplies & Forms	0.5
Tools-Hand Held	0.5
Insurance-Life/Health	0.5
Computer Aided Design	0.5
Building & Construction Products-Misc.	0.5
Commercial Services-Finance	0.5
Real Estate Management/Services	0.5
Telecom Services	0.5
Chemicals-Diversified	0.5%
Rubber-Tires	0.5
Finance-Other Services	0.4
Gambling (Non-Hotel)	0.4
Medical-HMO	0.4
Schools	0.4
Footwear & Related Apparel	0.4
Retail-Video Rentals	0.4
Containers-Paper/Plastic	0.4
Therapeutics	0.4
Auto/Truck Parts & Equipment-Replacement	0.3
Medical-Hospitals	0.3
Data Processing/Management	0.3
Water	0.3
Lasers-System/Components	0.3
Telephone-Integrated	0.3
Home Furnishings	0.3
Building & Construction-Misc.	0.3
Retail-Hair Salons	0.3
MRI/Medical Diagnostic Imaging	0.3
Finance-Consumer Loans	0.3
Real Estate Operations & Development	0.3
Commercial Services	0.3
Oil Field Machinery & Equipment	0.3
Printing-Commercial	0.3
Consumer Products-Misc.	0.3
Retail-Regional Department Stores	0.3
Computer Software	0.3
Poultry	0.2
Building Products-Wood	0.2
Paper & Related Products	0.2
Electric-Distribution	0.2
Vitamins & Nutrition Products	0.2
Medical Information Systems	0.2
Transactional Software	0.2
Diagnostic Kits	0.2
Retail-Discount	0.2
Power Converter/Supply Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Engines-Internal Combustion	0.2
Insurance-Multi-line	0.2
Internet Content-Information/News	0.2
Internet Application Software	0.2
Research & Development	0.2
Drug Delivery Systems	0.2
Internet Telephone	0.2
Applications Software	0.2
Television	0.2
Building Products-Cement	0.2
Electronic Measurement Instruments	0.2
Apparel Manufacturers	0.2
Publishing-Books	0.2
Office Furnishings-Original	0.2
Transport-Marine	0.2
Non-Ferrous Metals	0.2
Web Portals/ISP	0.2
Disposable Medical Products	0.2
Medical-Generic Drugs	0.2
Retail-Pawn Shops	0.2
Linen Supply & Related Items	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Banks-Mortgage	0.1%
Miscellaneous Manufacturing	0.1
Computers-Integrated Systems	0.1
Building Products-Doors & Windows	0.1
Health Care Cost Containment	0.1
Batteries/Battery Systems	0.1
Tobacco	0.1
Independent Power Producers	0.1
Building-Heavy Construction	0.1
Veterinary Diagnostics	0.1
Medical-Nursing Homes	0.1
Chemicals-Plastics	0.1
Transport-Air Freight	0.1
Auto Repair Centers	0.1
Oil Refining & Marketing	0.1
Audio/Video Products	0.1
Electric Products-Misc.	0.1
Computers-Periphery Equipment	0.1
E-Commerce/Products	0.1
Metal-Aluminum	0.1
Financial Guarantee Insurance	0.1
Retirement/Aged Care	0.1
Textile-Apparel	0.1
Broadcast Services/Program	0.1
E-Marketing/Info	0.1
Resorts/Theme Parks	0.1
Internet Security	0.1
Casino Hotels	0.1
Patient Monitoring Equipment	0.1
Retail-Home Furnishings	0.1
Instruments-Controls	0.1
Protection/Safety	0.1
Aerospace/Defense	0.1
Consulting Services	0.1
Respiratory Products	0.1
Physicians Practice Management	0.1
Publishing-Newspapers	0.1
Auction Houses/Art Dealers	0.1
Retail-Leisure Products	0.1
Food-Wholesale/Distribution	0.1
Funeral Services & Related Items	0.1
Electric-Generation	0.1
Agricultural Chemicals	0.1
Housewares	0.1
Building-Maintenance & Services	0.1
Environmental Consulting & Engineering	0.1
Electronic Security Devices	0.1
Machinery-Pumps	0.1
Storage/Warehousing	0.1
Retail-Sporting Goods	0.1
Machinery-Construction & Mining	0.1
Security Services	0.1
Wire & Cable Products	0.1
Platinum	0.1
Identification Systems	0.1
Retail-Bookstores	0.1
Advertising Services	0.1
Athletic Equipment	0.1
Coal	0.1
Firearms & Ammunition	0.1
Hotels/Motels	0.1%
Web Hosting/Design	0.1
Machinery-Electrical	0.1
Medical Imaging Systems	0.1
Recreational Centers	0.1
Banks-Fiduciary	0.1
Diagnostic Equipment	0.1
Hazardous Waste Disposal	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.8%
Advertising Services — 0.1%
Marchex, Inc., Class B	34,600	$139,438
Sizmek, Inc.†	2,486	14,891
		154,329
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	2,601	52,124
Cubic Corp.	2,734	114,664
National Presto Industries, Inc.	609	51,314
		218,102
Aerospace/Defense-Equipment — 0.8%
AAR Corp.	35,674	676,736
Aerojet Rocketdyne Holdings, Inc.†	7,923	128,194
Curtiss-Wright Corp.	5,892	367,779
Kaman Corp.	3,413	122,356
Moog, Inc., Class A†	8,356	451,809
Triumph Group, Inc.	7,900	332,432
		2,079,306
Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†	35,677	197,651
Agricultural Operations — 0.0%
Andersons, Inc.	3,305	112,568
Airlines — 0.6%
Alaska Air Group, Inc.	8,900	707,105
Allegiant Travel Co.	1,663	359,624
Hawaiian Holdings, Inc.†	6,131	151,313
Republic Airways Holdings, Inc.†	6,390	36,934
SkyWest, Inc.	6,354	105,985
		1,360,961
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	4,996	308,054
Oxford Industries, Inc.	1,832	135,348
		443,402
Appliances — 0.0%
iRobot Corp.†	3,749	109,246
Applications Software — 0.2%
Constant Contact, Inc.†	4,038	97,881
Ebix, Inc.	3,375	84,240
Epiq Systems, Inc.	4,032	52,094
Progress Software Corp.†	8,678	224,153
Tangoe, Inc.†	4,682	33,710
		492,078
Athletic Equipment — 0.1%
Nautilus, Inc.†	10,200	153,000
Auction Houses/Art Dealers — 0.1%
Sotheby's	6,560	209,789
Audio/Video Products — 0.1%
Daktronics, Inc.	4,836	41,928
DTS, Inc.†	2,166	57,832
Universal Electronics, Inc.†	1,906	80,109
VOXX International Corp.†	10,807	80,188
		260,057
Security Description	Shares	Value (Note 2)
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	4,012	$271,011
Auto/Truck Parts & Equipment-Original — 0.9%
American Axle & Manufacturing Holdings, Inc.†	2,500	49,850
Dana Holding Corp.	63,810	1,013,303
Gentherm, Inc.†	4,527	203,353
Superior Industries International, Inc.	38,548	720,076
Titan International, Inc.	5,472	36,170
Tower International, Inc.†	9,300	220,968
		2,243,720
Auto/Truck Parts & Equipment-Replacement — 0.3%
Dorman Products, Inc.†	3,891	198,013
Douglas Dynamics, Inc.	27,900	554,094
Standard Motor Products, Inc.	2,493	86,956
		839,063
B2B/E-Commerce — 0.0%
ePlus, Inc.†	732	57,879
Banks-Commercial — 12.3%
1st Source Corp.	3,740	115,192
BancFirst Corp.	5,800	365,980
BancorpSouth, Inc.	14,600	347,042
BankUnited, Inc.	82,360	2,944,370
Banner Corp.	5,795	276,827
BBCN Bancorp, Inc.	14,788	222,116
Capital Bank Financial Corp., Class A†	15,000	453,450
Cardinal Financial Corp.	4,044	93,052
Cathay General Bancorp, Class B	5,700	170,772
Central Pacific Financial Corp.	35,434	743,051
Chemical Financial Corp.	2,200	71,170
Citizens & Northern Corp.	1,500	29,280
City Holding Co.	5,523	272,284
CoBiz Financial, Inc.	3,900	50,739
Columbia Banking System, Inc.	7,249	226,241
Community Bank System, Inc.	5,144	191,202
CVB Financial Corp.	37,017	618,184
East West Bancorp, Inc.	355	13,639
First BanCorp†	14,558	51,826
First Commonwealth Financial Corp.	48,570	441,501
First Financial Bancorp	8,548	163,096
First Financial Bankshares, Inc.	8,058	256,083
First Interstate BancSystem, Inc.	2,400	66,816
First Midwest Bancorp, Inc.	9,789	171,699
First NBC Bank Holding Co.†	1,982	69,449
First Republic Bank	27,400	1,719,898
FirstMerit Corp.	156,440	2,764,295
FNB Corp.	31,008	401,554
Fulton Financial Corp.	6,100	73,810
Glacier Bancorp, Inc.	9,484	250,283
Guaranty Bancorp	2,400	39,528
Hanmi Financial Corp.	4,015	101,178
Home BancShares, Inc.	7,403	299,822
Independent Bank Corp.	3,290	151,669
LegacyTexas Financial Group, Inc.	5,501	167,670
MainSource Financial Group, Inc.	2,200	44,792

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
MB Financial, Inc.	8,781	$286,612
National Penn Bancshares, Inc.	21,604	253,847
NBT Bancorp, Inc.	5,490	147,901
OFG Bancorp	21,208	185,146
Old National Bancorp	14,465	201,497
PacWest Bancorp	3,900	166,959
Pinnacle Financial Partners, Inc.	4,243	209,647
PrivateBancorp, Inc.	9,892	379,160
S&T Bancorp, Inc.	4,371	142,582
Sierra Bancorp	1,600	25,536
Signature Bank†	16,060	2,209,214
Simmons First National Corp., Class A	5,833	279,576
Southside Bancshares, Inc.	3,996	110,090
Southwest Bancorp, Inc.	3,900	63,999
Suffolk Bancorp	7,602	207,687
SVB Financial Group†	14,960	1,728,478
Talmer Bancorp, Inc., Class A	7,880	131,202
TCF Financial Corp.	14,700	222,852
Texas Capital Bancshares, Inc.†	5,753	301,572
Tompkins Financial Corp.	34,932	1,863,972
TrustCo Bank Corp. NY	11,947	69,770
UMB Financial Corp.	7,463	379,195
Umpqua Holdings Corp.	13,200	215,160
Union Bankshares Corp.	22,563	541,512
United Bankshares, Inc.	8,120	308,479
United Community Banks, Inc.	7,291	149,028
Webster Financial Corp.	1,300	46,319
West Bancorporation, Inc.	6,400	120,000
Westamerica Bancorporation	25,408	1,129,132
Wilshire Bancorp, Inc.	22,073	231,987
Wintrust Financial Corp.	66,156	3,534,715
		30,282,386
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,493	122,768
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	13,769	359,096
Batteries/Battery Systems — 0.1%
EnerSys	5,823	311,996
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	5,100	241,485
Building & Construction Products-Misc. — 0.5%
Drew Industries, Inc.	3,031	165,523
Gibraltar Industries, Inc.†	42,086	772,278
Quanex Building Products Corp.	4,253	77,277
Simpson Manufacturing Co., Inc.	5,242	175,555
		1,190,633
Building & Construction-Misc. — 0.3%
Aegion Corp.†	4,550	74,984
Comfort Systems USA, Inc.	4,715	128,531
Dycom Industries, Inc.†	4,279	309,629
MYR Group, Inc.†	2,642	69,220
TopBuild Corp.†	4,804	148,780
		731,144
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.0%
AAON, Inc.	5,107	$98,974
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	13,900	285,506
Headwaters, Inc.†	9,276	174,389
		459,895
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,671	163,910
Griffon Corp.	4,943	77,951
PGT, Inc.†	6,100	74,908
		316,769
Building Products-Wood — 0.2%
Boise Cascade Co.†	17,151	432,548
Universal Forest Products, Inc.	2,528	145,815
		578,363
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,421	20,457
Tutor Perini Corp.†	16,910	278,339
		298,796
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,053	192,617
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	3,382	64,765
Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	3,083	72,697
Meritage Homes Corp.†	4,631	169,124
Ryland Group, Inc.	15,223	621,555
Standard Pacific Corp.†	18,387	147,096
WCI Communities, Inc.†	43,670	988,252
		1,998,724
Casino Hotels — 0.1%
Boyd Gaming Corp.†	12,529	204,222
Monarch Casino & Resort, Inc.†	1,343	24,134
		228,356
Casino Services — 0.0%
Scientific Games Corp., Class A†	6,270	65,522
Chemicals-Diversified — 0.5%
Aceto Corp.	3,656	100,357
Innophos Holdings, Inc.	2,468	97,832
Innospec, Inc.	3,032	141,018
Koppers Holdings, Inc.	38,671	779,994
		1,119,201
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,384	32,950
Chemicals-Other — 0.0%
American Vanguard Corp.	3,227	37,304
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,678	119,424
PolyOne Corp.	5,770	169,292
		288,716

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.8%
Balchem Corp.	3,951	$240,102
Calgon Carbon Corp.	6,575	102,439
H.B. Fuller Co.	6,342	215,248
Hawkins, Inc.	1,204	46,354
Kraton Performance Polymers, Inc.†	28,416	508,646
Minerals Technologies, Inc.	4,500	216,720
OM Group, Inc.	10,942	359,882
Quaker Chemical Corp.	1,675	129,109
Stepan Co.	2,296	95,537
		1,914,037
Circuit Boards — 0.7%
Park Electrochemical Corp.	94,565	1,663,398
TTM Technologies, Inc.†	8,090	50,401
		1,713,799
Coal — 0.1%
Cloud Peak Energy, Inc.†	7,663	20,154
SunCoke Energy, Inc.	16,595	129,109
		149,263
Commercial Services — 0.3%
Healthcare Services Group, Inc.	9,027	304,210
HMS Holdings Corp.†	27,518	241,333
Medifast, Inc.†	2,092	56,191
Nutrisystem, Inc.	3,649	96,771
		698,505
Commercial Services-Finance — 0.5%
Cardtronics, Inc.†	5,635	184,265
EVERTEC, Inc.	2,200	39,754
Green Dot Corp., Class A†	5,885	103,576
Heartland Payment Systems, Inc.	8,614	542,768
LendingTree, Inc.†	839	78,052
MoneyGram International, Inc.†	7,600	60,952
Vantiv, Inc., Class A†	3,200	143,744
		1,153,111
Communications Software — 1.0%
Digi International, Inc.†	200,757	2,366,925
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	31,700	1,201,747
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,991	108,904
Computer Services — 1.1%
CACI International, Inc., Class A†	3,038	224,721
Ciber, Inc.†	8,940	28,429
Convergys Corp.	31,800	734,898
Engility Holdings, Inc.	2,172	55,994
ExlService Holdings, Inc.†	4,163	153,740
Insight Enterprises, Inc.†	11,657	301,333
LivePerson, Inc.†	6,172	46,660
Science Applications International Corp.	12,100	486,541
Sykes Enterprises, Inc.†	4,973	126,812
TeleTech Holdings, Inc.	2,062	55,241
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Unisys Corp.†	29,100	$346,290
Virtusa Corp.†	3,391	173,992
		2,734,651
Computer Software — 0.3%
AVG Technologies NV†	12,950	281,663
Blackbaud, Inc.	5,885	330,266
		611,929
Computers-Integrated Systems — 0.1%
Agilysys, Inc.†	1,899	21,117
Mercury Systems, Inc.†	4,107	65,343
MTS Systems Corp.	1,876	112,766
Super Micro Computer, Inc.†	4,569	124,551
		323,777
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	5,940	257,083
Consulting Services — 0.1%
CRA International, Inc.†	3,800	82,004
Forrester Research, Inc.	1,260	39,614
Navigant Consulting, Inc.†	6,013	95,667
		217,285
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	1,241	19,198
Central Garden & Pet Co., Class A†	4,102	66,083
CSS Industries, Inc.	4,200	110,628
Helen of Troy, Ltd.†	3,593	320,855
WD-40 Co.	1,692	150,707
		667,471
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	56,200	718,798
KapStone Paper and Packaging Corp.	10,756	177,582
		896,380
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,141	53,118
Data Processing/Management — 0.3%
CSG Systems International, Inc.	11,405	351,274
Fair Isaac Corp.	5,300	447,850
		799,124
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	2,176	64,649
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	14,222	121,456
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	5,238	89,570
Quidel Corp.†	24,200	456,896
		546,466
Direct Marketing — 0.0%
Harte-Hanks, Inc.	5,963	21,049
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,789	195,895
Merit Medical Systems, Inc.†	5,545	132,581
Utah Medical Products, Inc.	1,100	59,257
		387,733

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.6%
Core-Mark Holding Co., Inc.	2,894	$189,412
Essendant, Inc.	25,872	839,029
Pool Corp.	5,390	389,697
ScanSource, Inc.†	3,467	122,940
Veritiv Corp.†	1,025	38,171
		1,579,249
Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	7,468	137,336
AZZ, Inc.	3,236	157,561
Barnes Group, Inc.	6,455	232,703
Blount International, Inc.†	3,000	16,710
EnPro Industries, Inc.	2,757	107,992
Fabrinet†	3,782	69,324
Federal Signal Corp.	7,848	107,596
Harsco Corp.	55,476	503,167
LSB Industries, Inc.†	2,461	37,703
Lydall, Inc.†	2,136	60,855
SPX Corp.	5,160	61,507
Standex International Corp.	1,604	120,861
Tredegar Corp.	3,118	40,783
		1,654,098
Diversified Minerals — 0.0%
US Silica Holdings, Inc.	6,704	94,459
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,521	73,084
Drug Delivery Systems — 0.2%
BioDelivery Sciences International, Inc.†	20,800	115,648
Depomed, Inc.†	7,573	142,751
Nektar Therapeutics†	16,620	182,155
Revance Therapeutics, Inc.†	2,100	62,496
		503,050
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,445	48,465
FTD Cos., Inc.†	2,304	68,659
Stamps.com, Inc.†	1,863	137,881
		255,005
E-Marketing/Info — 0.1%
comScore, Inc.†	4,081	188,338
Liquidity Services, Inc.†	3,016	22,289
QuinStreet, Inc.†	4,464	24,775
		235,402
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,431	68,370
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,843	259,139
Electric-Distribution — 0.2%
EnerNOC, Inc.†	18,900	149,310
Spark Energy, Inc., Class A	2,600	43,030
UIL Holdings Corp.	7,107	357,269
		549,609
Security Description	Shares	Value (Note 2)
Electric-Generation — 0.1%
Atlantic Power Corp.	108,000	$200,880
Electric-Integrated — 1.6%
ALLETE, Inc.	11,388	574,980
Avista Corp.	7,822	260,082
Cleco Corp.	11,470	610,663
El Paso Electric Co.	11,976	440,956
MGE Energy, Inc.	7,290	300,275
NorthWestern Corp.	7,809	420,358
PNM Resources, Inc.	5,100	143,055
Portland General Electric Co.	28,870	1,067,324
		3,817,693
Electronic Components-Misc. — 1.4%
AVX Corp.	106,740	1,397,227
Bel Fuse, Inc., Class B	9,881	192,087
Benchmark Electronics, Inc.†	7,821	170,185
CTS Corp.	4,122	76,298
Methode Electronics, Inc.	4,831	154,109
OSI Systems, Inc.†	2,307	177,547
Plexus Corp.†	4,223	162,923
Rogers Corp.†	2,342	124,547
Sanmina Corp.†	27,002	577,033
Stoneridge, Inc.†	23,400	288,756
Vishay Intertechnology, Inc.	6,400	62,016
		3,382,728
Electronic Components-Semiconductors — 1.5%
CEVA, Inc.†	2,579	47,892
Diodes, Inc.†	4,882	104,328
DSP Group, Inc.†	2,780	25,326
Fairchild Semiconductor International, Inc.†	49,600	696,384
Intersil Corp., Class A	19,500	228,150
Kopin Corp.†	7,854	24,662
Microsemi Corp.†	11,984	393,315
Monolithic Power Systems, Inc.	4,574	234,189
ON Semiconductor Corp.†	104,580	983,052
PMC-Sierra, Inc.†	21,400	144,878
QLogic Corp.†	11,004	112,791
Rovi Corp.†	48,100	504,569
Semtech Corp.†	8,342	125,964
		3,625,500
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	1,822	105,786
ESCO Technologies, Inc.	3,277	117,644
FARO Technologies, Inc.†	2,184	76,440
Itron, Inc.†	4,789	152,817
		452,687
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	897	31,897
TASER International, Inc.†	6,765	148,999
		180,896
Energy-Alternate Sources — 0.6%
First Solar, Inc.†	5,000	213,750
FutureFuel Corp.	2,855	28,207
Green Plains, Inc.	4,495	87,473

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Renewable Energy Group, Inc.†	4,000	$33,120
REX American Resources Corp.†	18,128	917,639
Sunrun, Inc.†	24,300	251,991
		1,532,180
Engineering/R&D Services — 1.2%
Argan, Inc.	11,500	398,820
EMCOR Group, Inc.	49,647	2,196,880
Exponent, Inc.	3,255	145,043
VSE Corp.	5,400	216,378
		2,957,121
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	27,123	523,745
Enterprise Software/Service — 0.6%
ManTech International Corp., Class A	3,059	78,616
MedAssets, Inc.†	31,034	622,542
MicroStrategy, Inc., Class A†	1,171	230,067
Omnicell, Inc.†	4,508	140,199
SYNNEX Corp.	3,633	309,023
Xactly Corp†	16,200	126,360
		1,506,807
Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	50,523	1,451,526
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,559	183,759
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	600	118,122
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	2,947	109,039
Enova International, Inc.†	3,356	34,298
Nelnet, Inc., Class A	6,100	211,121
PRA Group, Inc.†	6,069	321,172
World Acceptance Corp.†	1,070	28,719
		704,349
Finance-Investment Banker/Broker — 1.3%
Cowen Group, Inc., Class A†	29,300	133,608
Evercore Partners, Inc., Class A	4,328	217,439
Greenhill & Co., Inc.	3,424	97,481
Interactive Brokers Group, Inc., Class A	7,207	284,460
INTL. FCStone, Inc.†	700	17,283
Investment Technology Group, Inc.	21,065	281,007
Piper Jaffray Cos.†	1,896	68,578
Raymond James Financial, Inc.	39,280	1,949,467
Stifel Financial Corp.†	2,400	101,040
		3,150,363
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,400	47,770
Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	8,600	70,692
MarketAxess Holdings, Inc.	8,783	815,765
WageWorks, Inc.†	4,502	202,950
		1,089,407
Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	14,900	$137,974
NMI Holdings, Inc., Class A†	14,300	108,680
		246,654
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	2,348	137,804
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	2,159	56,890
Food-Confectionery — 0.0%
Amplify Snack Brands, Inc.†	5,500	58,905
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	12,279	447,570
Blue Buffalo Pet Products, Inc.†	2,800	50,148
Cal-Maine Foods, Inc.	3,895	212,706
Darling Ingredients, Inc.†	20,743	233,151
Diamond Foods, Inc.†	3,320	102,455
J&J Snack Foods Corp.	1,855	210,839
Pinnacle Foods, Inc.	8,100	339,228
Snyder's-Lance, Inc.	6,567	221,505
		1,817,602
Food-Retail — 1.1%
Ingles Markets, Inc., Class A	6,100	291,763
Smart & Final Stores, Inc.†	6,700	105,257
Weis Markets, Inc.	53,230	2,222,353
		2,619,373
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,855	82,807
SpartanNash Co.	4,710	121,754
		204,561
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	9,377	121,198
Iconix Brand Group, Inc.†	25,059	338,798
Steven Madden, Ltd.†	7,138	261,393
Wolverine World Wide, Inc.	12,945	280,130
		1,001,519
Forestry — 0.0%
Deltic Timber Corp.	1,395	83,435
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	4,139	202,687
Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc.†	46,600	812,704
Pinnacle Entertainment, Inc.†	7,622	257,928
		1,070,632
Gas-Distribution — 1.5%
AGL Resources, Inc.	3,200	195,328
Laclede Group, Inc.	15,799	861,519
New Jersey Resources Corp.	26,866	806,786
Northwest Natural Gas Co.	6,501	298,006
Piedmont Natural Gas Co., Inc.	13,845	554,769
South Jersey Industries, Inc.	8,606	217,302
Southwest Gas Corp.	9,308	542,843
WGL Holdings, Inc.	4,960	286,043
		3,762,596

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Golf — 0.0%
Callaway Golf Co.	9,867	$82,389
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,725	118,946
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,301	42,022
ExamWorks Group, Inc.†	4,956	144,914
HealthEquity, Inc.†	4,344	128,365
		315,301
Home Furnishings — 0.3%
American Woodmark Corp.†	1,715	111,252
Ethan Allen Interiors, Inc.	3,281	86,651
La-Z-Boy, Inc.	6,348	168,603
Leggett & Platt, Inc.	5,700	235,125
Select Comfort Corp.†	6,455	141,236
		742,867
Hotels/Motels — 0.1%
Interval Leisure Group, Inc.	4,907	90,092
Marcus Corp.	2,370	45,836
		135,928
Housewares — 0.1%
NACCO Industries, Inc., Class A	4,100	194,955
Human Resources — 1.3%
AMN Healthcare Services, Inc.†	5,983	179,550
Barrett Business Services, Inc.	8,700	373,491
CDI Corp.	1,830	15,646
Cross Country Healthcare, Inc.†	81,578	1,110,277
Heidrick & Struggles International, Inc.	2,169	42,187
Insperity, Inc.	2,364	103,850
Kelly Services, Inc., Class A	3,715	52,530
Korn/Ferry International	16,995	562,025
Monster Worldwide, Inc.†	11,452	73,522
On Assignment, Inc.†	5,948	219,481
Resources Connection, Inc.	4,695	70,754
TrueBlue, Inc.†	22,278	500,587
		3,303,900
Identification Systems — 0.1%
Brady Corp., Class A	5,999	117,940
Checkpoint Systems, Inc.	5,294	38,382
		156,322
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	8,800	299,464
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,600	94,464
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,144	218,886
Insurance Brokers — 0.0%
eHealth, Inc.†	2,088	26,747
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	24,415	569,114
CNO Financial Group, Inc.	27,700	521,037
Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Primerica, Inc.	3,400	$153,238
		1,243,389
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,169	171,714
Kemper Corp.	7,100	251,127
United Fire Group, Inc.	2,643	92,637
		515,478
Insurance-Property/Casualty — 1.7%
Ambac Financial Group, Inc.†	1,000	14,470
AMERISAFE, Inc.	2,387	118,705
Employers Holdings, Inc.	4,022	89,650
First American Financial Corp.	1,900	74,233
Global Indemnity PLC†	1,300	34,021
HCI Group, Inc.	1,134	43,965
Infinity Property & Casualty Corp.	1,429	115,092
Navigators Group, Inc.†	4,474	348,883
ProAssurance Corp.	52,308	2,566,754
RLI Corp.	4,723	252,822
Safety Insurance Group, Inc.	1,762	95,412
Selective Insurance Group, Inc.	7,171	222,731
Stewart Information Services Corp.	3,692	151,040
United Insurance Holdings Corp.	2,244	29,509
Universal Insurance Holdings, Inc.	4,082	120,582
		4,277,869
Insurance-Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	1,600	74,352
Axis Capital Holdings, Ltd.	44,560	2,393,763
		2,468,115
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	112,900	509,179
Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,450	39,840
HealthStream, Inc.†	3,059	66,717
WebMD Health Corp.†	9,200	366,528
XO Group, Inc.†	2,965	41,895
		514,980
Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	36,452	104,253
Internet Security — 0.1%
Rapid7, Inc.†	4,700	106,925
VASCO Data Security International, Inc.†	3,723	63,440
Zix Corp.†	14,000	58,940
		229,305
Internet Telephone — 0.2%
8x8, Inc.†	11,124	91,996
j2 Global, Inc.	5,777	409,300
		501,296
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	11,400	1,949,286
Calamos Asset Management, Inc., Class A	2,165	20,524
Federated Investors, Inc., Class B	2,100	60,690

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Financial Engines, Inc.	6,499	$191,526
Virtus Investment Partners, Inc.	864	86,832
		2,308,858
Lasers-System/Components — 0.3%
Coherent, Inc.†	9,418	515,165
Electro Scientific Industries, Inc.	3,454	16,027
II-VI, Inc.†	6,611	106,305
Newport Corp.†	4,970	68,337
Rofin-Sinar Technologies, Inc.†	3,538	91,740
		797,574
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	2,506	166,950
UniFirst Corp.	1,914	204,434
		371,384
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,366	79,285
Hyster-Yale Materials Handling, Inc.	1,500	86,745
		166,030
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,961	135,088
Machinery-Farming — 0.0%
Lindsay Corp.	1,437	97,414
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	3,616	103,454
Altra Industrial Motion Corp.	18,450	426,564
Applied Industrial Technologies, Inc.	9,982	380,813
Chart Industries, Inc.†	3,835	73,670
DXP Enterprises, Inc.†	6,374	173,883
Kadant, Inc.	8,100	315,981
Manitowoc Co., Inc.	58,150	872,250
Tennant Co.	2,291	128,709
		2,475,324
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,160	177,659
Medical Imaging Systems — 0.1%
Analogic Corp.	1,562	128,146
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,320	55,612
Medidata Solutions, Inc.†	6,943	292,370
Merge Healthcare, Inc.†	15,100	107,210
Quality Systems, Inc.	7,428	92,701
		547,893
Medical Instruments — 0.8%
Abaxis, Inc.	2,681	117,937
AngioDynamics, Inc.†	3,306	43,606
CONMED Corp.	4,834	230,775
CryoLife, Inc.	3,172	30,864
Integra LifeSciences Holdings Corp.†	3,571	212,653
Natus Medical, Inc.†	4,154	163,875
NuVasive, Inc.†	9,645	465,082
Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
SurModics, Inc.†	24,224	$529,052
Vascular Solutions, Inc.†	2,175	70,492
		1,864,336
Medical Labs & Testing Services — 0.0%
Natera, Inc.†	3,200	34,720
Teladoc, Inc.†	2,800	62,412
		97,132
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	2,850	85,614
Medical Products — 1.3%
ABIOMED, Inc.†	4,858	450,628
Accuray, Inc.†	23,600	117,882
Cantel Medical Corp.	4,486	254,356
ConforMIS, Inc.†	4,100	74,046
Cyberonics, Inc.†	8,364	508,364
Greatbatch, Inc.†	3,209	181,052
Haemonetics Corp.†	6,389	206,492
Hanger, Inc.†	4,438	60,534
Invacare Corp.	3,750	54,263
Luminex Corp.†	4,810	81,337
MiMedx Group, Inc.†	12,444	120,085
Orthofix International NV†	18,200	614,250
Penumbra, Inc.†	600	24,060
Wright Medical Group, Inc.†	17,600	369,952
		3,117,301
Medical-Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†	5,380	142,624
Aduro Biotech, Inc.†	1,300	25,181
ANI Pharmaceuticals, Inc.†	949	37,495
Applied Genetic Technologies Corp.†	700	9,198
Ardelyx, Inc.†	2,600	44,928
Atara Biotherapeutics, Inc.†	4,500	141,480
Avalanche Biotechnologies, Inc.†	3,600	29,664
Bellicum Pharmaceuticals, Inc.†	7,000	101,710
Blueprint Medicines Corp.†	3,500	74,690
Cambrex Corp.†	3,939	156,299
ChemoCentryx, Inc.†	6,200	37,510
Coherus Biosciences, Inc.†	6,200	124,248
Emergent BioSolutions, Inc.†	3,800	108,262
Infinity Pharmaceuticals, Inc.†	16,100	136,045
Karyopharm Therapeutics, Inc.†	4,200	44,226
Kite Pharma, Inc.†	900	50,112
Ligand Pharmaceuticals, Inc.†	2,269	194,340
MacroGenics, Inc.†	5,200	111,384
Medicines Co.†	8,383	318,219
Merrimack Pharmaceuticals, Inc.†	11,200	95,312
Momenta Pharmaceuticals, Inc.†	7,863	129,032
Nivalis Therapeutics, Inc.†	11,200	145,264
Prothena Corp. PLC†	6,400	290,176
PTC Therapeutics, Inc.†	5,100	136,170
Repligen Corp.†	4,132	115,076
Sage Therapeutics, Inc.†	500	21,160
Spark Therapeutics, Inc.†	2,900	121,017

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Spectrum Pharmaceuticals, Inc.†	7,437	$44,473
Tokai Pharmaceuticals, Inc.†	7,100	73,485
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	800	77,048
Versartis, Inc.†	4,600	53,038
XOMA Corp.†	36,300	27,287
		3,216,153
Medical-Drugs — 1.4%
ACADIA Pharmaceuticals, Inc.†	10,000	330,700
Adamas Pharmaceuticals, Inc.†	3,700	61,938
Anacor Pharmaceuticals, Inc.†	3,700	435,527
Chiasma, Inc.†	4,700	93,436
Chimerix, Inc.†	3,200	122,240
Dicerna Pharmaceuticals, Inc.†	1,700	13,957
Enanta Pharmaceuticals, Inc.†	1,645	59,450
FibroGen, Inc.†	7,100	155,632
Global Blood Therapeutics, Inc.†	7,200	303,552
Immune Design Corp.†	6,000	73,200
Lannett Co., Inc.†	3,481	144,531
NantKwest, Inc.†	3,400	38,964
Ophthotech Corp.†	3,500	141,820
Pacira Pharmaceuticals, Inc.†	4,200	172,620
PharMerica Corp.†	3,821	108,784
Prestige Brands Holdings, Inc.†	13,220	597,015
Relypsa, Inc.†	5,100	94,401
Sagent Pharmaceuticals, Inc.†	2,996	45,929
Supernus Pharmaceuticals, Inc.†	4,258	59,740
Synergy Pharmaceuticals, Inc.†	54,300	287,790
ZS Pharma, Inc.†	900	59,094
		3,400,320
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	6,900	80,661
Impax Laboratories, Inc.†	8,534	300,482
		381,143
Medical-HMO — 0.4%
Centene Corp.†	9,375	508,406
Magellan Health, Inc.†	3,392	188,019
Molina Healthcare, Inc.†	5,300	364,905
		1,061,330
Medical-Hospitals — 0.3%
LifePoint Health, Inc.†	7,950	563,655
Select Medical Holdings Corp.	22,897	247,059
		810,714
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,984	127,208
Kindred Healthcare, Inc.	10,531	165,863
		293,071
Medical-Outpatient/Home Medical — 0.8%
Addus HomeCare Corp.†	4,600	143,290
Air Methods Corp.†	4,489	153,030
Almost Family, Inc.†	1,036	41,492
Amedisys, Inc.†	3,551	134,831
Amsurg Corp.†	6,083	472,710
Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical (continued)
Chemed Corp.	2,124	$283,490
Civitas Solutions, Inc.†	22,170	508,136
LHC Group, Inc.†	1,624	72,707
Providence Service Corp.†	1,653	72,038
		1,881,724
Metal Processors & Fabrication — 0.7%
CIRCOR International, Inc.	2,068	82,968
Haynes International, Inc.	20,209	764,709
Mueller Industries, Inc.	7,155	211,645
RBC Bearings, Inc.†	11,114	663,839
		1,723,161
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	1,146	11,403
Metal-Aluminum — 0.1%
Century Aluminum Co.†	17,119	78,747
Kaiser Aluminum Corp.	2,163	173,581
		252,328
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	7,902	205,531
John Bean Technologies Corp.	3,666	140,225
		345,756
MRI/Medical Diagnostic Imaging — 0.3%
Alliance HealthCare Services, Inc.†	7,800	76,128
Surgical Care Affiliates, Inc.†	19,800	647,262
		723,390
Multimedia — 0.0%
E.W. Scripps Co., Class A	6,719	118,725
Networking Products — 0.6%
Anixter International, Inc.†	3,560	205,697
Black Box Corp.	1,930	28,448
Ixia†	7,608	110,240
LogMeIn, Inc.†	3,122	212,796
NETGEAR, Inc.†	6,936	202,323
Polycom, Inc.†	58,000	607,840
		1,367,344
Non-Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	8,149	98,847
Horsehead Holding Corp.†	78,880	239,795
Materion Corp.	2,527	75,861
		414,503
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	8,830	254,657
Interface, Inc.	8,269	185,557
		440,214
Office Supplies & Forms — 0.5%
ACCO Brands Corp.†	182,504	1,290,303
Oil Companies-Exploration & Production — 1.2%
Approach Resources, Inc.†	4,634	8,666
Bill Barrett Corp.†	77,272	254,998
Bonanza Creek Energy, Inc.†	5,122	20,847
Carrizo Oil & Gas, Inc.†	24,598	751,223
Contango Oil & Gas Co.†	2,194	16,674

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Isramco, Inc.†	300	$29,802
Northern Oil and Gas, Inc.†	6,420	28,376
PDC Energy, Inc.†	5,035	266,905
Penn Virginia Corp.†	28,999	15,369
Rex Energy Corp.†	32,606	67,494
Stone Energy Corp.†	19,888	98,645
Synergy Resources Corp.†	12,000	117,600
Unit Corp.†	33,050	372,143
WPX Energy, Inc.†	134,080	887,610
		2,936,352
Oil Field Machinery & Equipment — 0.3%
Flotek Industries, Inc.†	6,731	112,408
Gulf Island Fabrication, Inc.	18,380	193,541
Natural Gas Services Group, Inc.†	19,450	375,385
		681,334
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,200	49,200
Alon USA Energy, Inc.	5,600	101,192
Western Refining, Inc.	2,600	114,712
		265,104
Oil-Field Services — 1.1%
Basic Energy Services, Inc.†	14,024	46,279
Bristow Group, Inc.	4,384	114,685
CARBO Ceramics, Inc.	2,457	46,658
Exterran Holdings, Inc.	10,719	192,942
Frank's International NV	28,740	440,584
Gulfmark Offshore, Inc., Class A	29,326	179,182
Key Energy Services, Inc.†	59,800	28,106
Matrix Service Co.†	3,355	75,387
Newpark Resources, Inc.†	10,565	54,093
Pioneer Energy Services Corp.†	25,698	53,966
SEACOR Holdings, Inc.†	9,268	554,319
Superior Energy Services, Inc.	15,760	199,049
Tesco Corp.	4,897	34,965
TETRA Technologies, Inc.†	118,722	701,647
		2,721,862
Optical Recognition Equipment — 0.0%
Lumentum Holdings, Inc.†	5,867	99,446
Paper & Related Products — 0.2%
Clearwater Paper Corp.†	2,393	113,045
Domtar Corp.	2,700	96,525
Neenah Paper, Inc.	2,101	122,446
P.H. Glatfelter Co.	5,444	93,746
Schweitzer-Mauduit International, Inc.	3,826	131,538
		557,300
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,762	222,183
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,914	43,524
IPC Healthcare, Inc.†	2,187	169,908
		213,432
Security Description	Shares	Value (Note 2)
Platinum — 0.1%
Stillwater Mining Co.†	15,180	$156,809
Poultry — 0.2%
Pilgrim's Pride Corp.	11,100	230,658
Sanderson Farms, Inc.	5,476	375,489
		606,147
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	18,350	482,605
Powell Industries, Inc.	1,133	34,103
Vicor Corp.†	2,069	21,104
		537,812
Printing-Commercial — 0.3%
Deluxe Corp.	7,100	395,754
Ennis, Inc.	15,700	272,552
		668,306
Protection/Safety — 0.1%
Landauer, Inc.	5,903	218,352
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	15,600	316,836
Scholastic Corp.	3,242	126,308
		443,144
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	14,443	212,745
Racetracks — 0.0%
Speedway Motorsports, Inc.	5,700	102,885
Real Estate Investment Trusts — 7.5%
Acadia Realty Trust	8,642	259,865
Agree Realty Corp.	2,167	64,685
American Assets Trust, Inc.	11,206	457,877
American Homes 4 Rent, Class A	35,940	577,915
Anworth Mtg. Asset Corp.	19,100	94,354
Armada Hoffler Properties, Inc.	900	8,793
Ashford Hospitality Prime, Inc.	730	10,242
Ashford Hospitality Trust, Inc.	2,700	16,470
BioMed Realty Trust, Inc.	22,900	457,542
Capstead Mtg. Corp.	62,031	613,487
CareTrust REIT, Inc.	6,044	68,599
CBL & Associates Properties, Inc.	6,900	94,875
Cedar Realty Trust, Inc.	9,392	58,324
Chambers Street Properties	8,400	54,516
Chesapeake Lodging Trust	7,491	195,216
CoreSite Realty Corp.	23,931	1,231,011
Corporate Office Properties Trust	24,810	521,754
Cousins Properties, Inc.	73,379	676,554
CYS Investments, Inc.	96,300	699,138
DCT Industrial Trust, Inc.	3,250	109,395
DiamondRock Hospitality Co.	31,904	352,539
EastGroup Properties, Inc.	19,044	1,031,804
Education Realty Trust, Inc.	6,073	200,105
Empire State Realty Trust, Inc., Class A	41,090	699,763
EPR Properties	11,257	580,524
Equity LifeStyle Properties, Inc.	2,400	140,568
FelCor Lodging Trust, Inc.	6,400	45,248
First Industrial Realty Trust, Inc.	3,400	71,230
First Potomac Realty Trust	42,600	468,600

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Franklin Street Properties Corp.	16,995	$182,696
GEO Group, Inc.	9,375	278,813
Getty Realty Corp.	3,273	51,713
Gladstone Commercial Corp.	1,400	19,754
Government Properties Income Trust	8,925	142,800
Healthcare Realty Trust, Inc.	12,608	313,309
Hersha Hospitality Trust	9,265	209,945
Home Properties, Inc.	3,800	284,050
Hospitality Properties Trust	6,900	176,502
Inland Real Estate Corp.	11,360	92,016
Kite Realty Group Trust	19,472	463,628
Lexington Realty Trust	26,705	216,311
LTC Properties, Inc.	15,266	651,400
Medical Properties Trust, Inc.	29,369	324,821
Mid-America Apartment Communities, Inc.	6,960	569,815
National Retail Properties, Inc.	2,500	90,675
Parkway Properties, Inc.	10,225	159,101
Pebblebrook Hotel Trust	24,160	856,472
Pennsylvania Real Estate Investment Trust	15,384	305,065
Post Properties, Inc.	10,455	609,422
Potlatch Corp.	12,400	356,996
PS Business Parks, Inc.	3,638	288,784
RAIT Financial Trust	3,200	15,872
Ramco-Gershenson Properties Trust	12,400	186,124
Retail Opportunity Investments Corp.	12,401	205,113
Sabra Health Care REIT, Inc.	8,178	189,566
Saul Centers, Inc.	4,737	245,140
Strategic Hotels & Resorts, Inc.†	32,100	442,659
Summit Hotel Properties, Inc.	12,972	151,383
Taubman Centers, Inc.	2,200	151,976
Universal Health Realty Income Trust	1,538	72,194
Urstadt Biddle Properties, Inc., Class A	3,334	62,479
Washington Real Estate Investment Trust	10,980	273,731
		18,501,318
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	7,500	240,000
HFF, Inc., Class A	11,758	396,950
Jones Lang LaSalle, Inc.	3,520	506,070
		1,143,020
Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.	8,700	298,671
Forestar Group, Inc.†	28,521	375,051
St. Joe Co.†	1,300	24,869
		698,591
Recreational Centers — 0.1%
Steiner Leisure, Ltd.†	2,000	126,360
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,630	36,153
MCBC Holdings, Inc.†	3,400	44,064
		80,217
Security Description	Shares	Value (Note 2)
Research & Development — 0.2%
Albany Molecular Research, Inc.†	3,383	$58,932
Arrowhead Research Corp.†	28,400	163,584
PAREXEL International Corp.†	4,600	284,832
		507,348
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,439	234,333
Respiratory Products — 0.1%
Inogen, Inc.†	4,473	217,164
Retail-Apparel/Shoe — 1.8%
Abercrombie & Fitch Co., Class A	9,200	194,948
Ascena Retail Group, Inc.†	1,190	16,553
Buckle, Inc.	3,534	130,652
Burlington Stores, Inc.†	26,390	1,346,946
Caleres, Inc.	5,492	167,671
Cato Corp., Class A	3,304	112,435
Children's Place, Inc.	20,251	1,167,875
Express, Inc.†	34,214	611,404
Finish Line, Inc., Class A	5,634	108,736
Francesca's Holdings Corp.†	5,313	64,978
Genesco, Inc.†	3,018	172,237
Guess?, Inc.	5,000	106,800
Men's Wearhouse, Inc.	6,067	257,969
Stein Mart, Inc.	3,671	35,535
		4,494,739
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	6,763	82,441
Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	2,877	244,976
Lithia Motors, Inc., Class A	2,980	322,168
Rush Enterprises, Inc., Class A†	60,120	1,454,904
Sonic Automotive, Inc., Class A	4,130	84,335
		2,106,383
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	4,897	62,241
Barnes & Noble, Inc.	7,749	93,840
		156,081
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,401	44,689
Retail-Discount — 0.2%
Big Lots, Inc.	9,100	436,072
Fred's, Inc., Class A	4,386	51,974
Ollie's Bargain Outlet Holdings, Inc.†	1,500	24,255
Tuesday Morning Corp.†	5,532	29,928
		542,229
Retail-Hair Salons — 0.3%
Regis Corp.†	55,523	727,351
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	2,588	60,766
Kirkland's, Inc.	7,376	158,879
		219,645
Retail-Jewelry — 0.0%
Movado Group, Inc.	2,078	53,675

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	14,819	$209,392
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	7,038	196,853
Ezcorp, Inc., Class A†	6,508	40,154
First Cash Financial Services, Inc.†	3,515	140,811
		377,818
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,553	41,103
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	7,100	620,469
Stage Stores, Inc.	4,011	39,468
		659,937
Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	132	48,278
BJ's Restaurants, Inc.†	2,636	113,427
Bloomin' Brands, Inc.	5,800	105,444
Bob Evans Farms, Inc.	7,709	334,185
Bravo Brio Restaurant Group, Inc.†	5,100	57,477
Dave & Buster's Entertainment, Inc.†	3,800	143,754
DineEquity, Inc.	2,733	250,507
Jack in the Box, Inc.	8,600	662,544
Papa John's International, Inc.	3,666	251,048
Popeyes Louisiana Kitchen, Inc.†	2,875	162,035
Red Robin Gourmet Burgers, Inc.†	1,779	134,741
Ruby Tuesday, Inc.†	26,279	163,192
Ruth's Hospitality Group, Inc.	4,421	71,797
Sonic Corp.	32,019	734,836
Texas Roadhouse, Inc.	7,918	294,550
		3,527,815
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,340	24,289
Hibbett Sports, Inc.†	3,091	108,216
Zumiez, Inc.†	2,511	39,247
		171,752
Retail-Video Rentals — 0.4%
Outerwall, Inc.	16,876	960,751
Retail-Vitamins & Nutrition Supplements — 0.8%
Flex Pharma, Inc.†	4,100	49,241
GNC Holdings, Inc., Class A	33,000	1,333,860
Vitamin Shoppe, Inc.†	18,661	609,095
		1,992,196
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	10,660	244,754
Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	28,200	1,114,182
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,880	65,392
Satellite Telecom — 0.0%
Iridium Communications, Inc.†	10,123	62,256
Savings & Loans/Thrifts — 1.7%
Astoria Financial Corp.	12,990	209,139
Bank Mutual Corp.	5,363	41,188
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
BankFinancial Corp.	1,200	$14,916
Beneficial Bancorp, Inc.†	5,899	78,221
BofI Holding, Inc.†	1,787	230,219
Brookline Bancorp, Inc.	8,804	89,273
Capitol Federal Financial, Inc.	1,300	15,756
Charter Financial Corp.	6,900	87,492
Dime Community Bancshares, Inc.	3,829	64,710
Flushing Financial Corp.	5,700	114,114
Meridian Bancorp, Inc.	15,100	206,417
Northfield Bancorp, Inc.	60,348	917,893
Northwest Bancshares, Inc.	12,765	165,945
OceanFirst Financial Corp.	4,500	77,490
Oritani Financial Corp.	15,197	237,377
Provident Financial Services, Inc.	7,379	143,891
Sterling Bancorp	14,985	222,827
Westfield Financial, Inc.	168,870	1,291,855
		4,208,723
Schools — 0.4%
American Public Education, Inc.†	2,081	48,799
Capella Education Co.	1,379	68,288
Career Education Corp.†	8,531	32,077
K12, Inc.†	6,300	78,372
Strayer Education, Inc.†	14,885	818,228
Universal Technical Institute, Inc.	2,637	9,256
		1,055,020
Security Services — 0.1%
Brink's Co.	6,133	165,652
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,651	22,800
ION Geophysical Corp.†	16,130	6,291
		29,091
Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	7,973	251,229
Exar Corp.†	155,900	927,605
Integrated Device Technology, Inc.†	21,300	432,390
Pericom Semiconductor Corp.	2,525	46,081
Power Integrations, Inc.	3,655	154,132
		1,811,437
Semiconductor Equipment — 2.1%
Brooks Automation, Inc.	24,374	285,419
Cabot Microelectronics Corp.†	3,068	118,854
Cohu, Inc.	37,231	367,098
Kulicke & Soffa Industries, Inc.†	9,171	84,190
MKS Instruments, Inc.	6,702	224,718
Nanometrics, Inc.†	3,034	36,833
Rudolph Technologies, Inc.†	133,730	1,664,938
Teradyne, Inc.	61,390	1,105,634
Tessera Technologies, Inc.	6,151	199,354
Ultratech, Inc.†	3,436	55,045
Veeco Instruments, Inc.†	48,005	984,583
		5,126,666
Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	5,219	33,402

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	4,807	$48,647
Steel-Producers — 1.0%
AK Steel Holding Corp.†	22,328	53,810
Carpenter Technology Corp.	14,265	424,669
Commercial Metals Co.	42,510	576,011
Steel Dynamics, Inc.	57,300	984,414
Worthington Industries, Inc.	11,500	304,520
		2,343,424
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,701	175,534
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	63,965	370,997
Viavi Solutions, Inc.†	29,547	158,667
		529,664
Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.	6,342	122,210
EarthLink Holdings Corp.	50,900	396,002
Lumos Networks Corp.	2,875	34,960
Ooma, Inc.†	21,600	150,120
Premiere Global Services, Inc.†	12,600	173,124
Spok Holdings, Inc.	2,701	44,459
Vonage Holdings Corp.†	5,600	32,928
West Corp.	7,600	170,240
		1,124,043
Telecommunication Equipment — 0.7%
ADTRAN, Inc.	6,269	91,527
Comtech Telecommunications Corp.	2,024	41,715
Plantronics, Inc.	30,230	1,537,196
		1,670,438
Telephone-Integrated — 0.3%
Atlantic Tele-Network, Inc.	1,349	99,731
Cincinnati Bell, Inc.†	157,449	491,241
General Communication, Inc., Class A†	3,773	65,122
Windstream Holdings, Inc.	17,900	109,906
		766,000
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	18,700	473,484
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,470	32,281
Unifi, Inc.†	7,081	211,085
		243,366
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,837	58,472
aTyr Pharma, Inc.†	10,600	108,756
Cara Therapeutics, Inc.†	3,200	45,728
Mirati Therapeutics, Inc.†	5,400	185,868
Neurocrine Biosciences, Inc.†	6,900	274,551
Seres Therapeutics, Inc.†	3,700	109,668
Security Description	Shares	Value (Note 2)
Therapeutics (continued)
Xencor, Inc.†	5,500	$67,265
Zafgen, Inc.†	1,000	31,950
		882,258
Tobacco — 0.1%
Universal Corp.	6,246	309,614
Tools-Hand Held — 0.5%
Snap-on, Inc.	8,480	1,279,971
Transactional Software — 0.2%
ACI Worldwide, Inc.†	12,400	261,888
Bottomline Technologies de, Inc.†	4,890	122,299
Synchronoss Technologies, Inc.†	4,957	162,590
		546,777
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	8,046	278,070
Transport-Marine — 0.2%
Diana Shipping, Inc.†	45,010	291,665
Hornbeck Offshore Services, Inc.†	4,004	54,174
Tidewater, Inc.	5,897	77,487
		423,326
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	3,222	63,151
Era Group, Inc.†	2,429	36,362
Hub Group, Inc., Class A†	4,516	164,427
Matson, Inc.	26,465	1,018,638
UTi Worldwide, Inc.†	11,579	53,148
		1,335,726
Transport-Truck — 1.1%
ArcBest Corp.	10,662	274,760
Celadon Group, Inc.	3,412	54,660
Forward Air Corp.	3,897	161,687
Heartland Express, Inc.	7,832	156,170
Knight Transportation, Inc.	7,760	186,240
Marten Transport, Ltd.	2,997	48,461
Old Dominion Freight Line, Inc.†	19,790	1,207,190
P.A.M. Transportation Services, Inc.†	1,598	52,814
Roadrunner Transportation Systems, Inc.†	3,795	69,828
Saia, Inc.†	3,134	96,997
Swift Transportation Co.†	8,100	121,662
USA Truck, Inc.†	15,200	261,896
		2,692,365
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,679	210,508
Phibro Animal Health Corp., Class A	2,700	85,401
		295,909
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	1,200	65,400
USANA Health Sciences, Inc.†	3,600	482,508
		547,908
Water — 0.3%
American States Water Co.	19,276	798,026

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.1%
NIC, Inc.	7,662	$135,694
Web Portals/ISP — 0.2%
Blucora, Inc.†	28,243	388,906
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,605	85,105
General Cable Corp.	6,142	73,090
		158,195
Wireless Equipment — 1.3%
CalAmp Corp.†	4,553	73,258
InterDigital, Inc.	43,570	2,204,642
Ubiquiti Networks, Inc.	13,500	457,515
ViaSat, Inc.†	5,579	358,674
		3,094,089
Total Common Stocks (cost $223,702,885)		235,823,678
EXCHANGE-TRADED FUNDS — 2.7%
iShares Core S&P Small-Cap ETF	31,475	3,354,291
iShares Russell 2000 Value ETF	36,179	3,259,728
Total Exchange-Traded Funds (cost $7,221,523)		6,614,019
Total Long-Term Investment Securities (cost $230,924,408)		242,437,697
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/01/15 (cost $1,378,000)	$1,378,000	$1,378,000
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $1,712,000 and collateralized by $1,715,000 of United States Treasury Notes, bearing interest at 2.00%, due 02/15/2022 and having an approximate value of $1,749,300	1,712,000	1,712,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	725,000	725,000
Total Repurchase Agreements (cost $2,437,000)		2,437,000
TOTAL INVESTMENTS (cost $234,739,408)(4)	100.0%	246,252,697
Liabilities in excess of other assets	(0.0)	(18,337)
NET ASSETS	100.0%	$246,234,360

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange Trade Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
21	Long	Russell 2000 Mini Index	December 2015	$2,415,431	$2,301,390	$(114,041)

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$3,216,153	$—	$0	$3,216,153
Other Industries	232,607,525	—	—	232,607,525
Exchange-Traded Funds	6,614,019	—	—	6,614,019
Short-Term Investment Securities	—	1,378,000	—	1,378,000
Repurchase Agreements	—	2,437,000	—	2,437,000
Total Investment at Value	$242,437,697	$3,815,000	$0	$246,252,697
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$114,041	$—	$—	$114,041

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Medical-Drugs	9.7%
Banks-Commercial	8.6
Diversified Banking Institutions	6.1
Insurance-Life/Health	4.0
Telephone-Integrated	3.9
Repurchase Agreements	3.1
Auto-Cars/Light Trucks	2.7
Oil Companies-Integrated	2.6
Cosmetics & Toiletries	2.1
Chemicals-Specialty	2.0
Insurance-Multi-line	2.0
Food-Misc./Diversified	1.9
Brewery	1.9
Electronic Components-Semiconductors	1.8
Beverages-Wine/Spirits	1.7
Real Estate Investment Trusts	1.6
Real Estate Operations & Development	1.5
Auto/Truck Parts & Equipment-Original	1.5
Exchange-Traded Funds	1.4
Cellular Telecom	1.3
Cable/Satellite TV	1.2
Oil Companies-Exploration & Production	1.2
Soap & Cleaning Preparation	1.2
Chemicals-Diversified	1.1
Electric-Integrated	1.1
Retail-Jewelry	1.1
Building-Residential/Commercial	1.1
Semiconductor Components-Integrated Circuits	0.9
Power Converter/Supply Equipment	0.9
Transport-Services	0.8
Diversified Minerals	0.8
Consumer Products-Misc.	0.8
Machinery-Electrical	0.8
Insurance-Property/Casualty	0.8
Optical Supplies	0.7
Food-Retail	0.7
Import/Export	0.7
Gas-Distribution	0.6
Water	0.6
Advertising Agencies	0.6
Electronic Measurement Instruments	0.6
Dialysis Centers	0.6
Electronic Components-Misc.	0.6
Tobacco	0.5
Insurance-Reinsurance	0.5
E-Commerce/Services	0.5
Finance-Investment Banker/Broker	0.5
Retail-Apparel/Shoe	0.5
Rubber-Tires	0.5
Transport-Rail	0.4
Diversified Manufacturing Operations	0.4
Machinery-General Industrial	0.4
Retail-Major Department Stores	0.4
Building Products-Cement	0.4
Retail-Drug Store	0.4
Audio/Video Products	0.4
Food-Catering	0.4
Aerospace/Defense	0.4
Internet Application Software	0.4
Transport-Marine	0.4%
Electric Products-Misc.	0.4
Satellite Telecom	0.4
Finance-Other Services	0.4
Metal-Diversified	0.3
E-Commerce/Products	0.3
Semiconductor Equipment	0.3
Applications Software	0.3
Oil Refining & Marketing	0.3
Retail-Building Products	0.3
Networking Products	0.3
Registered Investment Companies	0.3
Wireless Equipment	0.3
Computer Services	0.2
Diversified Operations	0.2
Investment Management/Advisor Services	0.2
Building & Construction Products-Misc.	0.2
Web Portals/ISP	0.2
Medical-Biomedical/Gene	0.2
Apparel Manufacturers	0.2
Retail-Convenience Store	0.2
Office Automation & Equipment	0.2
Industrial Gases	0.2
Multimedia	0.2
Machine Tools & Related Products	0.2
Medical Products	0.2
Finance-Credit Card	0.2
Enterprise Software/Service	0.2
Steel-Specialty	0.2
Steel-Producers	0.2
Commercial Services	0.2
Medical Labs & Testing Services	0.2
Building-Heavy Construction	0.2
Finance-Leasing Companies	0.2
Medical-Generic Drugs	0.2
Machinery-Construction & Mining	0.2
Human Resources	0.1
Real Estate Management/Services	0.1
Medical Instruments	0.1
Retail-Misc./Diversified	0.1
Telecom Services	0.1
Internet Content-Information/News	0.1
Textile-Apparel	0.1
Aerospace/Defense-Equipment	0.1
Agricultural Chemicals	0.1
Casino Hotels	0.1
Instruments-Scientific	0.1
Public Thoroughfares	0.1
Machinery-Farming	0.1
Industrial Automated/Robotic	0.1
Metal Processors & Fabrication	0.1
Metal-Copper	0.1
Shipbuilding	0.1
Photo Equipment & Supplies	0.1
E-Marketing/Info	0.1
Athletic Footwear	0.1
Engineering/R&D Services	0.1
Toys	0.1
Electronics-Military	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited) (continued)

Industry Allocation*
Transactional Software	0.1%
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
99.4%
Country Allocation*
United Kingdom	19.6%
Japan	19.4
France	10.7
Switzerland	7.8
Germany	7.6
United States	4.9
Australia	4.0
Italy	2.9
Denmark	2.2
Sweden	2.2
Hong Kong	2.1
Netherlands	2.0
Jersey	2.0
Cayman Islands	1.6
Luxembourg	1.4
Spain	1.3
Singapore	1.2
Taiwan	0.9
Canada	0.8
Ireland	0.8
China	0.8
Norway	0.8
Belgium	0.6
South Korea	0.4
Finland	0.4
Mexico	0.3
India	0.2
Israel	0.2
Brazil	0.1
Bermuda	0.1
Austria	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.6%
Australia — 4.0%
AGL Energy, Ltd.(1)	11,822	$132,898
Alumina, Ltd.(1)	44,387	35,174
Amcor, Ltd.(1)	21,185	196,809
AMP, Ltd.(1)	52,593	206,018
APA Group(1)	19,869	119,603
Aristocrat Leisure, Ltd.(1)	9,535	58,117
Asciano, Ltd.(1)	17,430	102,906
ASX, Ltd.(1)	3,387	90,341
Aurizon Holdings, Ltd.(1)	37,944	134,225
AusNet Services(1)	28,643	27,515
Australia & New Zealand Banking Group, Ltd.(1)	166,069	3,181,373
Bank of Queensland, Ltd.(1)	6,539	53,467
Beach Energy, Ltd.(1)	482,357	156,106
Bendigo & Adelaide Bank, Ltd.(1)	8,086	56,446
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.(1)	84,080	1,326,085
Boral, Ltd.(1)	14,038	52,024
Brambles, Ltd.(1)	27,596	189,203
Caltex Australia, Ltd.(1)	4,734	104,761
Challenger, Ltd.†(1)	237,605	1,194,543
CIMIC Group, Ltd.(1)	1,826	30,196
Coca-Cola Amatil, Ltd.(1)	10,087	63,914
Cochlear, Ltd.(1)	1,028	60,327
Commonwealth Bank of Australia(1)	29,726	1,529,502
Computershare, Ltd.(1)	8,235	61,406
Crown Resorts, Ltd.(1)	6,324	44,066
CSL, Ltd.(1)	25,165	1,585,671
Dexus Property Group(1)	16,330	82,106
Federation Centres(1)	59,477	114,895
Flight Centre Travel Group, Ltd.(1)	1,022	25,958
Fortescue Metals Group, Ltd.(1)	27,662	35,547
Goodman Group(1)	31,240	128,656
GPT Group(1)	29,247	93,006
Harvey Norman Holdings, Ltd.†(1)	9,925	27,248
Healthscope, Ltd.(1)	20,031	35,921
Iluka Resources, Ltd.(1)	7,474	32,694
Incitec Pivot, Ltd.(1)	29,618	81,317
Insurance Australia Group, Ltd.(1)	41,737	142,773
Lend Lease Group(1)	9,762	86,268
Macquarie Group, Ltd.(1)	36,985	2,010,688
Medibank Private, Ltd.(1)	48,538	82,554
Mirvac Group(1)	64,836	78,499
National Australia Bank, Ltd.(1)	142,547	3,024,935
Newcrest Mining, Ltd.(1)	13,598	123,073
Orica, Ltd.(1)	6,578	69,677
Origin Energy, Ltd.(1)	19,673	93,699
Platinum Asset Management, Ltd.(1)	4,047	19,389
Qantas Airways, Ltd.(1)	9,707	25,416
QBE Insurance Group, Ltd.(1)	80,309	729,102
Ramsay Health Care, Ltd.(1)	2,328	95,830
REA Group, Ltd.(1)	939	29,303
Rio Tinto, Ltd.(1)	24,978	858,324
Santos, Ltd.(1)	17,561	49,317
Scentre Group(1)	385,386	1,057,805
Seek, Ltd.(1)	5,813	49,323
Security Description	Shares	Value (Note 2)
Australia (continued)
Sonic Healthcare, Ltd.(1)	6,760	$86,784
South32, Ltd.(1)	678,047	655,251
Stockland†(1)	41,242	111,707
Suncorp Group, Ltd.(1)	22,764	196,140
Sydney Airport(1)	18,883	79,175
Tabcorp Holdings, Ltd.(1)	14,405	47,368
Tatts Group, Ltd.(1)	24,995	66,174
Telstra Corp., Ltd.(1)	795,821	3,141,694
TPG Telecom, Ltd.(1)	4,982	38,082
Transurban Group(1)	33,481	234,152
Treasury Wine Estates, Ltd.(1)	11,535	53,318
Wesfarmers, Ltd.(1)	19,944	551,585
Westfield Corp.(1)	34,959	245,249
Westpac Banking Corp.(1)	55,106	1,158,420
Woodside Petroleum, Ltd.(1)	13,190	269,688
Woolworths, Ltd.(1)	22,309	390,106
WorleyParsons, Ltd.(1)	72,040	300,106
		27,701,018
Austria — 0.1%
ANDRITZ AG(1)	1,278	57,663
Erste Group Bank AG(1)	4,938	143,555
OMV AG(1)	2,600	63,203
Raiffeisen Bank International AG(1)	2,059	26,977
voestalpine AG(1)	1,987	68,367
		359,765
Belgium — 0.6%
Ageas(1)	3,543	145,437
Anheuser-Busch InBev NV(1)	14,115	1,499,212
Colruyt SA(1)	1,222	58,820
Delhaize Group(1)	1,821	161,432
Groupe Bruxelles Lambert SA(1)	1,429	107,934
KBC Groep NV(1)	4,431	279,416
Proximus(1)	2,676	92,224
Solvay SA(1)	1,059	108,240
Telenet Group Holding NV(1)	927	53,154
UCB SA(1)	2,237	175,084
Umicore SA(1)	34,825	1,341,970
		4,022,923
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	10,000	89,763
First Pacific Co., Ltd.(1)	42,000	25,787
Kerry Properties, Ltd.(1)	12,500	34,356
Li & Fung, Ltd.(1)	102,000	78,498
Noble Group, Ltd.(1)	79,000	23,109
NWS Holdings, Ltd.(1)	26,000	34,167
Seadrill, Ltd.(1)	6,985	40,818
Shangri-La Asia, Ltd.(1)	20,000	17,267
Yue Yuen Industrial Holdings, Ltd.(1)	13,000	48,603
		392,368
Brazil — 0.1%
Lojas Renner SA	120,000	556,943

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 0.8%
Agnico Eagle Mines, Ltd.	10,500	$266,178
MEG Energy Corp.	62,818	387,876
National Bank of Canada	46,700	1,490,761
PrairieSky Royalty, Ltd.	75,688	1,438,327
Sun Life Financial, Inc.	67,900	2,189,896
		5,773,038
Cayman Islands — 1.6%
Alibaba Group Holding, Ltd. ADR	38,380	2,263,269
ASM Pacific Technology, Ltd.(1)	4,200	27,734
Baidu, Inc. ADR	6,700	920,647
Cheung Kong Property Holdings, Ltd.(1)	246,024	1,803,072
CK Hutchison Holdings, Ltd.(1)	216,024	2,824,471
MGM China Holdings, Ltd.(1)	17,200	20,023
Sands China, Ltd.(1)	43,600	132,324
Tencent Holdings, Ltd.(1)	151,200	2,546,896
WH Group, Ltd.*(1)	102,500	50,928
Wynn Macau, Ltd.(1)	325,600	373,365
		10,962,729
China — 0.8%
China Oilfield Services, Ltd., Class H(1)	306,000	308,562
Dalian Wanda Commercial Properties Co., Ltd. Class H*(1)	374,537	2,152,596
Ping An Insurance Group Co. of China, Ltd.†(1)	232,000	1,157,935
TravelSky Technology, Ltd.†(1)	1,554,000	1,982,296
		5,601,389
Denmark — 2.2%
AP Moeller – Maersk A/S, Series A(1)	71	107,006
AP Moeller – Maersk A/S, Series B(1)	1,151	1,775,853
Carlsberg A/S, Class B(1)	1,903	146,451
Coloplast A/S, Class B(1)	1,965	139,406
Danske Bank A/S(1)	77,073	2,331,216
DSV A/S(1)	3,129	117,104
GN Store Nord A/S†(1)	64,276	1,155,798
ISS A/S(1)	2,564	85,286
Novo Nordisk A/S, Class B(1)	162,319	8,736,703
Novozymes A/S, Class B(1)	4,228	184,637
Pandora A/S(1)	1,931	225,921
TDC A/S(1)	14,205	73,302
Tryg A/S(1)	1,850	36,005
Vestas Wind Systems A/S(1)	3,972	207,006
William Demant Holding A/S(1)	380	31,637
		15,353,331
Finland — 0.4%
Elisa Oyj(1)	2,553	86,420
Fortum Oyj†(1)	7,885	116,865
Kone Oyj, Class B(1)	5,899	224,768
Metso Oyj(1)	1,979	41,216
Neste Oyj(1)	2,254	51,942
Nokia Oyj†(1)	64,702	443,275
Nokian Renkaat Oyj(1)	2,017	65,385
Orion Oyj, Class B(1)	1,818	68,818
Security Description	Shares	Value (Note 2)
Finland (continued)
Outokumpu Oyj†(1)	473,854	$1,096,533
Sampo Oyj, Class A(1)	7,960	386,047
Stora Enso Oyj, Class R(1)	9,785	74,125
UPM-Kymmene Oyj(1)	9,453	142,024
Wartsila Oyj Abp(1)	2,625	104,323
		2,901,741
France — 10.7%
Accor SA(1)	3,686	172,552
Aeroports de Paris(1)	515	58,446
Air Liquide SA(1)	6,084	720,945
Alcatel-Lucent(1)	49,856	183,551
Alstom SA(1)	3,835	118,553
Arkema SA(1)	1,164	75,534
Atos SE(1)	1,436	110,284
AXA SA(1)	182,511	4,430,847
BNP Paribas SA(1)	164,788	9,703,662
Bollore SA†(1)	15,243	74,319
Bouygues SA(1)	3,542	126,054
Bureau Veritas SA(1)	4,653	98,165
Cap Gemini SA(1)	2,719	242,279
Carrefour SA(1)	9,676	286,753
Casino Guichard Perrachon SA(1)	990	52,722
Christian Dior SE(1)	971	181,788
Cie de Saint-Gobain(1)	8,386	364,285
Cie Generale des Etablissements Michelin(1)	3,291	300,310
CNP Assurances(1)	2,981	41,402
Credit Agricole SA(1)	18,236	209,240
Danone SA(1)	10,273	649,705
Dassault Systemes(1)	2,250	166,123
Edenred(1)	3,660	59,867
Electricite de France SA(1)	4,285	75,688
Engie(1)	125,902	2,038,780
Essilor International SA(1)	38,028	4,645,033
Eurazeo SA(1)	715	47,577
Eutelsat Communications SA(1)	62,620	1,921,634
Fonciere Des Regions(1)	520	45,288
Gecina SA†(1)	610	74,332
Groupe Eurotunnel SE(1)	8,272	112,667
Hermes International(1)	472	171,843
ICADE(1)	666	45,195
Iliad SA(1)	466	94,346
Imerys SA(1)	626	40,239
Ingenico Group†(1)	960	115,959
JCDecaux SA(1)	1,178	42,701
Kering(1)	7,909	1,294,519
Klepierre(1)	3,292	149,326
L'Oreal SA(1)	17,421	3,029,284
Lafarge SA(1)	884	59,255
Lagardere SCA(1)	2,074	57,490
Legrand SA(1)	33,672	1,790,205
LVMH Moet Hennessy Louis Vuitton SE(1)	4,954	845,361
Natixis SA(1)	16,537	91,370
Numericable-SFR SAS(1)	1,721	79,711
Orange SA(1)	34,916	528,038

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Pernod Ricard SA(1)	49,553	$5,003,653
Peugeot SA(1)	7,614	115,027
Publicis Groupe SA(1)	3,340	228,189
Remy Cointreau SA(1)	444	29,175
Renault SA(1)	3,405	244,603
Rexel SA(1)	4,907	60,342
Safran SA(1)	5,146	388,281
Sanofi(1)	119,908	11,423,112
Schneider Electric SE(1)	103,649	5,812,524
SCOR SE(1)	2,735	98,234
Societe BIC SA(1)	501	77,880
Societe Generale SA(1)	63,528	2,841,737
Sodexo SA(1)	1,664	138,021
Suez Environnement Co.(1)	217,278	3,908,118
Technip SA(1)	1,821	86,035
Thales SA(1)	1,825	127,145
TOTAL SA(1)	93,477	4,214,418
Unibail-Rodamco SE (Euronext Amsterdam)(1)	3,472	900,372
Unibail-Rodamco SE (Euronext Paris)	3,731	964,294
Valeo SA(1)	1,336	180,922
Veolia Environnement SA(1)	7,443	170,566
Vinci SA(1)	8,370	532,227
Vivendi SA(1)	20,241	479,205
Wendel SA(1)	551	64,504
Zodiac Aerospace(1)	3,252	74,438
		73,986,249
Germany — 7.6%
adidas AG(1)	3,696	297,494
Allianz SE(1)	16,032	2,512,781
Axel Springer SE(1)	693	38,637
BASF SE†(1)	32,536	2,482,640
Bayer AG(1)	84,559	10,807,337
Bayerische Motoren Werke AG(1)	18,051	1,597,198
Bayerische Motoren Werke AG(1) (Preference Shares)	961	65,984
Beiersdorf AG(1)	1,786	158,031
Brenntag AG(1)	110,144	5,927,486
Commerzbank AG(1)	78,156	822,679
Continental AG(1)	1,948	413,793
Daimler AG(1)	16,921	1,226,587
Deutsche Bank AG(1)	43,347	1,165,327
Deutsche Boerse AG(1)	3,429	295,185
Deutsche Lufthansa AG(1)	4,080	56,635
Deutsche Post AG(1)	17,100	473,269
Deutsche Telekom AG(1)	201,976	3,585,486
Deutsche Wohnen AG (BR)(1)	5,915	158,078
E.ON SE(1)	113,868	976,861
Evonik Industries AG(1)	2,439	81,521
Fraport AG Frankfurt Airport Services Worldwide(1)	628	38,729
Fresenius Medical Care AG & Co. KGaA(1)	3,830	298,651
Fresenius SE & Co. KGaA(1)	50,294	3,373,275
Fuchs Petrolub SE(1) (Preference Shares)	1,213	53,534
Security Description	Shares	Value (Note 2)
Germany (continued)
GEA Group AG†(1)	3,256	$123,746
Hannover Rueck SE(1)	1,058	108,168
HeidelbergCement AG(1)	2,505	171,527
Hella KGaA Hueck & Co.(1)	22,535	814,300
Henkel AG & Co. KGaA(1)	1,839	162,377
Henkel AG & Co. KGaA(1) (Preference Shares)	3,140	322,622
HUGO BOSS AG†(1)	1,173	131,542
Infineon Technologies AG(1)	19,933	224,009
K+S AG(1)	3,364	112,436
Kabel Deutschland Holding AG(1)	381	49,580
LANXESS AG(1)	1,624	75,873
Linde AG(1)	3,301	534,711
MAN SE(1)	637	64,786
Merck KGaA(1)	2,286	202,381
METRO AG(1)	2,865	79,036
Muenchener Rueckversicherungs- Gesellschaft AG(1)	12,799	2,384,395
OSRAM Licht AG(1)	1,577	81,480
Porsche Automobil Holding SE(1) (Preference Shares)	2,708	115,260
ProSiebenSat.1 Media(1)	3,883	190,150
RWE AG(1)	8,652	98,032
SAP SE(1)	17,282	1,118,083
Siemens AG(1)	34,345	3,068,493
Symrise AG(1)	2,204	132,392
Telefonica Deutschland Holding AG(1)	211,534	1,291,004
ThyssenKrupp AG(1)	6,458	113,085
TUI AG(1)	8,034	148,421
United Internet AG(1)	2,173	109,925
Volkswagen AG(1)	618	72,585
Volkswagen AG(1)(Preference Shares)	31,383	3,431,968
Vonovia SE(1)	8,193	263,349
		52,702,914
Hong Kong — 2.1%
AIA Group, Ltd.(1)	1,809,512	9,421,304
Bank of East Asia, Ltd.(1)	22,800	76,920
BOC Hong Kong Holdings, Ltd.(1)	65,000	191,856
Cathay Pacific Airways, Ltd.(1)	20,000	37,628
CLP Holdings, Ltd.(1)	32,500	277,375
Galaxy Entertainment Group, Ltd.(1)	41,000	105,293
Hang Lung Properties, Ltd.(1)	42,000	94,514
Hang Seng Bank, Ltd.(1)	13,100	236,621
Henderson Land Development Co., Ltd.(1)	20,350	122,060
HKT Trust & HKT, Ltd.(1)	46,000	54,694
Hong Kong & China Gas Co., Ltd.(1)	119,570	224,472
Hong Kong Exchanges and Clearing, Ltd.(1)	19,600	450,737
Hysan Development Co., Ltd.(1)	11,000	46,004
Link REIT(1)	40,000	219,968
Melco International Development, Ltd.†(1)	1,138,000	1,397,018
MTR Corp., Ltd.(1)	24,500	106,637
New World Development Co., Ltd.(1)	96,000	93,293
PCCW, Ltd.(1)	71,000	36,729

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Power Assets Holdings, Ltd.(1)	24,000	$227,757
Sino Land Co., Ltd.(1)	58,000	88,969
SJM Holdings, Ltd.(1)	38,000	27,101
Sun Hung Kai Properties, Ltd.(1)	30,000	391,022
Swire Pacific, Ltd., Class A(1)	10,000	112,396
Swire Properties, Ltd.(1)	20,600	57,588
Techtronic Industries Co., Ltd.(1)	25,000	92,950
Wharf Holdings, Ltd.(1)	24,000	135,921
Wheelock & Co., Ltd.(1)	18,000	78,434
		14,405,261
India — 0.2%
Infosys, Ltd. ADR	86,900	1,658,921
Ireland — 0.8%
Bank of Ireland(1)	486,749	189,490
CRH PLC(1)	14,424	381,566
DCC PLC†(1)	22,812	1,725,678
James Hardie Industries PLC(1)	7,943	95,867
Kerry Group PLC, Class A(1)	2,791	209,875
Permanent TSB Group Holdings PLC†(1)	573,897	3,051,419
Ryanair Holdings PLC(1)	2,761	40,406
		5,694,301
Israel — 0.2%
Azrieli Group(1)	659	26,354
Bank Hapoalim BM(1)	18,467	92,961
Bank Leumi Le-Israel BM(1)	23,176	86,566
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	34,453	65,905
Delek Group, Ltd.(1)	81	17,723
Israel Chemicals, Ltd.(1)	7,904	40,751
Israel Corp., Ltd.(1)	46	11,050
Mizrahi Tefahot Bank, Ltd.(1)	2,315	27,375
NICE-Systems, Ltd.(1)	991	55,534
Teva Pharmaceutical Industries, Ltd.(1)	15,211	860,071
		1,284,290
Italy — 2.9%
Assicurazioni Generali SpA(1)	20,603	377,890
Atlantia SpA(1)	7,337	205,424
Banca Monte dei Paschi di Siena SpA(1)	44,441	79,403
Banca Popolare di Milano Scarl(1)	2,290,707	2,264,059
Banco Popolare SC(1)	6,426	95,056
Enel Green Power SpA(1)	30,917	58,572
Enel SpA†(1)	123,846	553,765
Eni SpA(1)	119,689	1,883,228
EXOR SpA(1)	1,748	76,374
Finmeccanica SpA(1)	7,142	89,642
Intesa Sanpaolo SpA(1)	2,806,064	9,909,612
Intesa Sanpaolo SpA RSP(1)	16,405	52,849
Luxottica Group SpA(1)	2,973	206,666
Mediobanca SpA(1)	10,691	105,174
Moncler SpA†(1)	53,844	965,464
Pirelli & C. SpA(1)	4,229	70,771
Prysmian SpA(1)	3,613	74,740
Security Description	Shares	Value (Note 2)
Italy (continued)
Saipem SpA(1)	4,706	$37,788
Snam SpA(1)	36,811	189,437
Telecom Italia SpA(1)	179,517	220,718
Telecom Italia SpA RSP(1)	1,199,702	1,231,186
Terna Rete Elettrica Nazionale SpA(1)	26,163	127,371
UniCredit SpA(1)	84,131	524,327
Unione di Banche Italiane SCpA(1)	15,127	107,330
UnipolSai SpA(1)	16,152	35,228
World Duty Free SpA†(1)	74,868	855,993
		20,398,067
Japan — 19.4%
ABC-Mart, Inc.(1)	500	27,939
Acom Co., Ltd.(1)	7,300	37,410
Aeon Co., Ltd.(1)	11,400	177,467
AEON Financial Service Co., Ltd.(1)	2,000	39,602
Aeon Mall Co., Ltd.(1)	2,000	30,793
Air Water, Inc.(1)	3,000	45,243
Aisin Seiki Co., Ltd.(1)	43,000	1,446,261
Ajinomoto Co., Inc.(1)	11,000	232,308
Alfresa Holdings Corp.†(1)	3,100	53,073
Alps Electric Co., Ltd.†(1)	3,025	85,834
Amada Holdings Co., Ltd.(1)	6,000	45,794
ANA Holdings, Inc.(1)	20,000	56,241
Aozora Bank, Ltd.(1)	20,000	69,534
Asahi Glass Co., Ltd.(1)	17,000	99,782
Asahi Group Holdings, Ltd.(1)	6,800	221,296
Asahi Kasei Corp.(1)	213,000	1,503,633
Asics Corp.(1)	2,800	67,001
Astellas Pharma, Inc.(1)	201,500	2,615,890
Bandai Namco Holdings, Inc.(1)	3,200	74,531
Bank of Kyoto, Ltd.(1)	6,000	61,251
Bank of Yokohama, Ltd.(1)	94,000	572,691
Benesse Holdings, Inc.(1)	1,100	29,487
Bridgestone Corp.(1)	11,400	396,332
Brother Industries, Ltd.(1)	4,400	53,199
Calbee, Inc.(1)	1,300	42,255
Canon, Inc.(1)	40,000	1,158,843
Casio Computer Co., Ltd.(1)	3,600	65,676
Central Japan Railway Co.(1)	13,700	2,215,638
Chiba Bank, Ltd.†(1)	13,000	92,524
Chubu Electric Power Co., Inc.(1)	11,300	167,094
Chugai Pharmaceutical Co., Ltd.(1)	4,000	123,112
Chugoku Bank, Ltd.†(1)	2,800	41,700
Chugoku Electric Power Co., Inc.†(1)	5,200	71,808
Citizen Holdings Co., Ltd.(1)	4,600	31,820
COLOPL, Inc.(1)	1,000	16,125
Credit Saison Co., Ltd.(1)	64,800	1,179,337
CyberAgent, Inc.†(1)	11,500	450,506
Dai Nippon Printing Co., Ltd.(1)	9,000	87,517
Dai-ichi Life Insurance Co., Ltd.(1)	19,200	307,053
Daicel Corp.(1)	7,000	86,108
Daihatsu Motor Co., Ltd.(1)	3,300	38,304
Daiichi Sankyo Co., Ltd.(1)	11,200	195,569
Daikin Industries, Ltd.(1)	4,100	230,525
Daito Trust Construction Co., Ltd.(1)	1,200	122,065
Daiwa House Industry Co., Ltd.(1)	11,000	273,035

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Daiwa Securities Group, Inc.(1)	29,000	$187,944
Denso Corp.(1)	8,500	360,355
Dentsu, Inc.(1)	3,800	194,812
Don Quijote Holdings Co., Ltd.(1)	2,000	75,676
East Japan Railway Co.(1)	5,900	499,282
Eisai Co., Ltd.(1)	4,400	260,981
Electric Power Development Co., Ltd.(1)	2,500	76,688
FamilyMart Co., Ltd.(1)	30,400	1,391,316
FANUC Corp.(1)	3,600	555,009
Fast Retailing Co., Ltd.(1)	1,000	406,040
Fuji Electric Co., Ltd.(1)	9,000	32,763
Fuji Heavy Industries, Ltd.(1)	10,300	372,723
FUJIFILM Holdings Corp.(1)	8,100	303,919
Fujitsu, Ltd.(1)	32,000	139,549
Fukuoka Financial Group, Inc.(1)	13,000	62,038
GungHo Online Entertainment, Inc.(1)	7,100	21,063
Gunma Bank, Ltd.†(1)	6,000	38,370
Hachijuni Bank, Ltd.†(1)	7,000	49,508
Hakuhodo DY Holdings, Inc.(1)	4,200	40,052
Hamamatsu Photonics KK(1)	27,500	622,384
Hankyu Hanshin Holdings, Inc.(1)	20,000	122,227
Hikari Tsushin, Inc.(1)	300	21,009
Hino Motors, Ltd.(1)	4,500	45,966
Hirose Electric Co., Ltd.†(1)	500	54,603
Hiroshima Bank, Ltd.†(1)	8,000	46,361
Hisamitsu Pharmaceutical Co., Inc.(1)	1,000	33,418
Hitachi Chemical Co., Ltd.†(1)	1,800	24,887
Hitachi Construction Machinery Co., Ltd.(1)	2,100	28,155
Hitachi High-Technologies Corp.(1)	1,000	21,719
Hitachi Metals, Ltd.(1)	3,000	34,969
Hitachi, Ltd.(1)	85,000	429,599
Hokuhoku Financial Group, Inc.(1)	21,000	48,335
Hokuriku Electric Power Co.†(1)	2,900	39,091
Honda Motor Co., Ltd.(1)	76,900	2,293,058
Hoya Corp.(1)	7,500	246,448
Hulic Co., Ltd.†(1)	4,200	38,072
Ibiden Co., Ltd.(1)	2,400	31,582
Ichigo, Inc.	74,076	171,042
Idemitsu Kosan Co., Ltd.(1)	1,500	23,008
IHI Corp.†(1)	24,000	61,795
Iida Group Holdings Co., Ltd.(1)	2,800	43,856
Inpex Corp.(1)	518,700	4,634,145
Invincible Investment Corp.(1)	2,996	1,668,779
Isetan Mitsukoshi Holdings, Ltd.(1)	5,900	88,960
Isuzu Motors, Ltd.(1)	10,300	103,789
ITOCHU Corp.(1)	27,800	294,869
Itochu Techno-Solutions Corp.(1)	800	17,096
Iyo Bank, Ltd.†(1)	4,200	48,425
J. Front Retailing Co., Ltd.†(1)	3,900	63,648
Japan Airlines Co., Ltd.(1)	2,100	74,135
Japan Airport Terminal Co., Ltd.†(1)	700	30,245
Japan Exchange Group, Inc.(1)	9,200	134,969
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Prime Realty Investment Corp.(1)	14	$45,450
Japan Real Estate Investment Corp.(1)	22	101,494
Japan Retail Fund Investment Corp.(1)	42	81,395
Japan Tobacco, Inc.(1)	19,400	603,492
JFE Holdings, Inc.(1)	8,700	114,398
JGC Corp.(1)	4,000	53,193
Joyo Bank, Ltd.(1)	11,000	58,122
JSR Corp.(1)	3,100	44,786
JTEKT Corp.(1)	3,600	50,516
JX Holdings, Inc.(1)	39,600	143,359
Kajima Corp.(1)	14,000	74,534
Kakaku.com, Inc.(1)	44,700	726,753
Kamigumi Co., Ltd.(1)	3,000	24,624
Kaneka Corp.(1)	5,000	36,963
Kansai Electric Power Co., Inc.(1)	12,400	138,807
Kansai Paint Co., Ltd.(1)	4,000	54,692
Kao Corp.(1)	8,800	399,813
Kawasaki Heavy Industries, Ltd.(1)	25,000	86,548
KDDI Corp.(1)	30,900	691,985
Keihan Electric Railway Co., Ltd.(1)	8,000	53,516
Keikyu Corp.(1)	8,000	63,819
Keio Corp.†(1)	10,000	71,210
Keisei Electric Railway Co., Ltd.†(1)	4,000	44,015
Kenedix Retail REIT Corp(1)	419	808,863
Keyence Corp.(1)	8,700	3,895,318
Kikkoman Corp.(1)	3,000	82,791
Kintetsu Group Holdings Co., Ltd.(1)	31,000	111,707
Kirin Holdings Co., Ltd.(1)	88,700	1,168,396
Kobe Steel, Ltd.(1)	54,000	58,784
Koito Manufacturing Co., Ltd.(1)	12,400	406,696
Komatsu, Ltd.(1)	16,100	236,958
Konami Holdings Corp.(1)	1,700	36,912
Konica Minolta, Inc.(1)	8,000	84,449
Kose Corp.(1)	540	49,464
Kubota Corp.(1)	20,000	275,423
Kuraray Co., Ltd.(1)	6,000	74,940
Kurita Water Industries, Ltd.(1)	1,700	36,156
Kyocera Corp.(1)	5,600	256,970
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	59,734
Kyushu Electric Power Co., Inc.(1)	7,500	81,805
Lawson, Inc.(1)	1,100	81,345
LIXIL Group Corp.(1)	4,600	93,555
M3, Inc.†(1)	3,400	67,828
Mabuchi Motor Co., Ltd.(1)	800	34,955
Makita Corp.(1)	2,100	112,014
Marubeni Corp.(1)	29,000	142,373
Marui Group Co., Ltd.(1)	4,200	50,805
Maruichi Steel Tube, Ltd.(1)	800	18,139
Mazda Motor Corp.(1)	9,300	147,645
McDonald's Holdings Co. Japan, Ltd.(1)	1,100	24,700
Medipal Holdings Corp.†(1)	2,400	38,229
MEIJI Holdings Co., Ltd.(1)	2,000	147,166
Minebea Co., Ltd.(1)	5,000	53,234
Miraca Holdings, Inc.(1)	21,600	918,712

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.(1)	23,800	$124,836
Mitsubishi Corp.(1)	70,900	1,165,690
Mitsubishi Electric Corp.(1)	287,000	2,635,152
Mitsubishi Estate Co., Ltd.(1)	22,000	450,898
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	27,755
Mitsubishi Heavy Industries, Ltd.(1)	53,000	237,521
Mitsubishi Logistics Corp.†(1)	2,000	23,158
Mitsubishi Materials Corp.(1)	19,000	57,960
Mitsubishi Motors Corp.(1)	120,000	919,515
Mitsubishi Tanabe Pharma Corp.(1)	4,000	70,408
Mitsubishi UFJ Financial Group, Inc.(1)	884,100	5,343,374
Mitsubishi UFJ Lease & Finance Co., Ltd.†(1)	134,800	595,363
Mitsui & Co., Ltd.(1)	30,200	340,107
Mitsui Chemicals, Inc.(1)	14,000	45,007
Mitsui Fudosan Co., Ltd.(1)	33,000	907,523
Mitsui OSK Lines, Ltd.(1)	19,000	45,685
Mixi, Inc.(1)	700	24,078
Mizuho Financial Group, Inc.(1)	409,600	769,375
Mori Hills REIT Investment Corp(1)	3,183	3,750,068
MS&AD Insurance Group Holdings, Inc.(1)	9,200	247,459
Murata Manufacturing Co., Ltd.(1)	3,500	454,538
Nabtesco Corp.(1)	2,000	36,561
Nagoya Railroad Co., Ltd.(1)	15,000	59,060
NEC Corp.(1)	48,000	147,954
Nexon Co., Ltd.(1)	2,300	30,806
NGK Insulators, Ltd.(1)	5,000	95,965
NGK Spark Plug Co., Ltd.(1)	189,512	4,351,751
NH Foods, Ltd.†(1)	4,000	81,866
NHK Spring Co., Ltd.(1)	2,700	26,245
Nidec Corp.(1)	3,800	261,807
Nikon Corp.(1)	6,000	72,623
Nintendo Co., Ltd.(1)	1,900	320,989
Nippon Building Fund, Inc.(1)	24	116,425
Nippon Electric Glass Co., Ltd.(1)	8,000	38,759
Nippon Express Co., Ltd.(1)	14,000	67,018
Nippon Paint Holdings Co., Ltd.(1)	3,000	52,525
Nippon Prologis REIT, Inc.(1)	26	47,180
Nippon Steel & Sumitomo Metal Corp.(1)	13,400	244,791
Nippon Telegraph & Telephone Corp.(1)	277,500	9,745,722
Nippon Yusen KK(1)	207,000	480,342
Nissan Motor Co., Ltd.(1)	43,900	404,383
Nisshin Seifun Group, Inc.†(1)	3,600	52,430
Nissin Foods Holdings Co., Ltd.(1)	1,000	46,113
Nitori Holdings Co., Ltd.(1)	1,300	102,370
Nitto Denko Corp.(1)	2,900	174,177
NOK Corp.†(1)	1,700	36,805
Nomura Holdings, Inc.(1)	64,600	374,823
Nomura Real Estate Holdings, Inc.(1)	2,400	48,391
Nomura Research Institute, Ltd.(1)	2,090	80,518
NSK, Ltd.(1)	9,000	87,379
Security Description	Shares	Value (Note 2)
Japan (continued)
NTT Data Corp.(1)	2,200	$111,085
NTT DOCOMO, Inc.(1)	25,200	422,495
NTT Urban Development Corp.(1)	2,200	20,310
Obayashi Corp.(1)	11,000	93,980
Odakyu Electric Railway Co., Ltd.(1)	11,000	99,209
Oji Holdings Corp.†(1)	14,000	60,125
Olympus Corp.(1)	4,800	149,475
Omron Corp.(1)	3,400	102,767
Ono Pharmaceutical Co., Ltd.(1)	1,400	166,522
Oracle Corp. Japan(1)	600	25,400
Oriental Land Co., Ltd.(1)	3,600	202,177
ORIX Corp.(1)	23,700	306,566
Osaka Gas Co., Ltd.(1)	32,000	121,788
Otsuka Corp.(1)	800	39,058
Otsuka Holdings Co., Ltd.(1)	6,900	221,770
Panasonic Corp.(1)	154,600	1,569,509
Park24 Co., Ltd.(1)	1,600	30,103
Rakuten, Inc.(1)	16,400	210,326
Recruit Holdings Co., Ltd.(1)	24,600	739,986
Resona Holdings, Inc.(1)	39,000	199,260
Ricoh Co., Ltd.(1)	12,800	129,438
Rinnai Corp.(1)	600	45,867
Rohm Co., Ltd.(1)	1,700	76,007
Ryohin Keikaku Co., Ltd.(1)	420	85,990
Sankyo Co., Ltd.(1)	800	28,512
Sanrio Co., Ltd.(1)	800	21,891
Santen Pharmaceutical Co., Ltd.(1)	6,500	87,602
SBI Holdings, Inc.†(1)	3,900	44,109
Secom Co., Ltd.(1)	3,600	216,935
Sega Sammy Holdings, Inc.(1)	3,300	32,312
Seibu Holdings, Inc.(1)	2,100	42,646
Seiko Epson Corp.(1)	5,000	70,780
Sekisui Chemical Co., Ltd.(1)	453,000	4,771,469
Sekisui House, Ltd.(1)	10,500	164,977
Seven & i Holdings Co., Ltd.(1)	13,300	609,374
Seven Bank, Ltd.(1)	407,303	1,771,588
Sharp Corp.(1)	27,000	31,064
Shikoku Electric Power Co., Inc.(1)	3,100	50,716
Shimadzu Corp.(1)	4,000	57,804
Shimamura Co., Ltd.(1)	300	32,374
Shimano, Inc.(1)	1,400	197,309
Shimizu Corp.(1)	10,000	86,077
Shin-Etsu Chemical Co., Ltd.(1)	105,800	5,438,012
Shinsei Bank, Ltd.(1)	32,000	66,099
Shionogi & Co., Ltd.(1)	5,300	190,511
Shiseido Co., Ltd.(1)	6,300	138,075
Shizuoka Bank, Ltd.†(1)	9,000	90,194
Showa Shell Sekiyu KK(1)	3,300	26,144
SMC Corp.(1)	1,000	219,634
SoftBank Group Corp.(1)	38,100	1,752,996
Sompo Japan Nipponkoa Holdings, Inc.(1)	5,800	169,115
Sony Corp.(1)	50,000	1,222,572
Sony Financial Holdings, Inc.(1)	64,400	1,060,536
Stanley Electric Co., Ltd.(1)	2,500	50,080
Sumco Corp.†(1)	374,686	3,363,036
Sumitomo Chemical Co., Ltd.(1)	26,000	132,067

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Corp.(1)	187,300	$1,808,114
Sumitomo Dainippon Pharma Co., Ltd.(1)	2,800	28,039
Sumitomo Electric Industries, Ltd.(1)	13,400	172,157
Sumitomo Heavy Industries, Ltd.(1)	9,000	35,702
Sumitomo Metal Mining Co., Ltd.(1)	197,000	2,243,204
Sumitomo Mitsui Financial Group, Inc.(1)	22,500	856,519
Sumitomo Mitsui Trust Holdings, Inc.(1)	577,000	2,128,279
Sumitomo Realty & Development Co., Ltd.(1)	6,000	191,655
Sumitomo Rubber Industries, Ltd.(1)	72,200	1,004,296
Suntory Beverage & Food, Ltd.(1)	2,400	92,360
Suruga Bank, Ltd.†(1)	3,000	55,905
Suzuken Co., Ltd.(1)	1,300	43,442
Suzuki Motor Corp.(1)	51,200	1,581,999
Sysmex Corp.(1)	2,500	132,197
T&D Holdings, Inc.(1)	10,200	120,812
Taiheiyo Cement Corp.(1)	20,000	60,175
Taisei Corp.(1)	18,000	117,750
Taisho Pharmaceutical Holdings Co., Ltd.(1)	500	28,790
Taiyo Nippon Sanso Corp.(1)	3,000	28,578
Takashimaya Co., Ltd.(1)	5,000	40,569
Takeda Pharmaceutical Co., Ltd.(1)	46,600	2,053,989
TDK Corp.(1)	2,100	119,449
Teijin, Ltd.(1)	16,000	48,710
Terumo Corp.(1)	5,400	153,112
THK Co., Ltd.†(1)	66,100	1,051,761
Tobu Railway Co., Ltd.†(1)	17,000	73,141
Toho Co., Ltd.(1)	1,900	43,453
Toho Gas Co., Ltd.(1)	7,000	41,428
Tohoku Electric Power Co., Inc.(1)	7,900	107,553
Tokio Marine Holdings, Inc.(1)	63,600	2,380,190
Tokyo Electric Power Co., Inc.(1)	25,900	173,798
Tokyo Electron, Ltd.(1)	16,300	770,440
Tokyo Gas Co., Ltd.(1)	41,000	199,303
Tokyo Tatemono Co., Ltd.(1)	3,500	41,920
Tokyu Corp.(1)	19,000	139,605
Tokyu Fudosan Holdings Corp.(1)	8,500	56,772
TonenGeneral Sekiyu KK(1)	4,000	38,839
Toppan Printing Co., Ltd.(1)	9,000	72,629
Toray Industries, Inc.(1)	25,000	216,668
Toshiba Corp.(1)	71,000	179,298
Tosoh Corp.(1)	58,000	280,801
TOTO, Ltd.(1)	2,500	78,252
Toyo Seikan Group Holdings, Ltd.†(1)	2,800	44,499
Toyo Suisan Kaisha, Ltd.(1)	1,000	37,968
Toyoda Gosei Co., Ltd.†(1)	1,100	21,720
Toyota Industries Corp.(1)	2,800	133,464
Toyota Motor Corp.(1)	91,600	5,387,394
Toyota Tsusho Corp.(1)	3,800	80,266
Trend Micro, Inc.(1)	1,800	63,752
Unicharm Corp.(1)	6,500	115,341
United Urban Investment Corp.(1)	44	58,859
Security Description	Shares	Value (Note 2)
Japan (continued)
USS Co., Ltd.(1)	3,800	$63,528
Wacom Co., Ltd.(1)	51,000	188,587
West Japan Railway Co.(1)	2,800	175,288
Yahoo Japan Corp.(1)	25,100	95,831
Yakult Honsha Co., Ltd.(1)	1,500	75,132
Yamada Denki Co., Ltd.(1)	11,800	47,650
Yamaguchi Financial Group, Inc.(1)	3,000	36,839
Yamaha Corp.(1)	2,900	64,370
Yamaha Motor Co., Ltd.(1)	4,800	96,811
Yamato Holdings Co., Ltd.(1)	6,100	116,964
Yamazaki Baking Co., Ltd.(1)	2,000	30,859
Yaskawa Electric Corp.(1)	4,200	42,899
Yokogawa Electric Corp.(1)	3,700	38,778
Yokohama Rubber Co., Ltd.(1)	1,500	26,508
		134,689,519
Jersey — 2.0%
Experian PLC(1)	17,594	282,367
Glencore PLC(1)	195,598	272,566
Kennedy Wilson Europe Real Estate PLC(1)	259,417	4,470,218
Petrofac, Ltd.(1)	4,581	53,396
Randgold Resources, Ltd.(1)	1,555	91,530
Shire PLC(1)	35,040	2,391,621
Shire PLC ADR	7,400	1,518,702
Wolseley PLC(1)	4,608	269,565
WPP PLC(1)	201,200	4,189,954
		13,539,919
Luxembourg — 1.4%
ArcelorMittal(1)	17,669	92,321
BRAAS Monier Building Group SA(1)	29,161	780,833
L'Occitane International SA(1)	1,262,230	2,641,643
Millicom International Cellular SA SDR(1)	1,162	72,694
RTL Group SA(1)	910	78,335
Samsonite International SA(1)	1,685,000	5,519,679
SES SA FDR(1)	5,328	168,125
Subsea 7 SA(1)	4,922	37,028
Tenaris SA(1)	8,368	100,689
		9,491,347
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	123,000	28,587
Mexico — 0.3%
America Movil SAB de CV, Series L ADR	47,400	784,470
Cemex SAB de CV ADR	227,325	1,589,002
		2,373,472
Netherlands — 2.0%
Aegon NV(1)	32,014	184,361
Airbus Group SE(1)	10,409	618,253
Akzo Nobel NV(1)	4,348	282,666
Altice NV, Class A	4,611	96,477
Altice NV, Class B	1,537	34,289
ASML Holding NV(1)	17,830	1,563,203

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Boskalis Westminster NV(1)	1,520	$66,540
CNH Industrial NV(1)	36,620	239,046
Delta Lloyd NV(1)	3,472	29,220
Fiat Chrysler Automobiles NV(1)	15,919	207,493
Gemalto NV(1)	1,398	90,737
Heineken Holding NV(1)	1,795	127,991
Heineken NV(1)	4,071	329,502
ING Groep NV CVA(1)	251,665	3,572,558
Koninklijke Ahold NV(1)	15,862	309,585
Koninklijke DSM NV(1)	3,031	139,957
Koninklijke KPN NV(1)	56,697	212,521
Koninklijke Philips NV(1)	70,895	1,671,687
Koninklijke Vopak NV(1)	1,243	49,697
LyondellBasell Industries NV, Class A	24,817	2,068,745
NN Group NV(1)	3,361	96,414
OCI NV(1)	1,485	38,091
QIAGEN NV(1)	4,660	120,194
Randstad Holding NV(1)	2,231	133,128
RELX NV(1)	17,874	291,821
STMicroelectronics NV(1)	11,298	76,930
TNT Express NV(1)	7,705	58,702
Unilever NV CVA(1)	28,825	1,160,041
Wolters Kluwer NV†(1)	5,343	164,735
		14,034,584
New Zealand — 0.0%
Auckland International Airport, Ltd.(1)	16,188	50,622
Contact Energy, Ltd.(1)	12,569	39,865
Fletcher Building, Ltd.(1)	12,179	53,079
Meridian Energy, Ltd.(1)	22,369	30,142
Mighty River Power, Ltd.(1)	12,240	19,692
Ryman Healthcare, Ltd.(1)	6,815	31,898
Spark New Zealand, Ltd.(1)	32,961	62,827
		288,125
Norway — 0.8%
DNB ASA(1)	192,386	2,507,171
Gjensidige Forsikring ASA(1)	3,495	47,122
Norsk Hydro ASA(1)	23,862	79,700
Orkla ASA(1)	14,490	107,637
Statoil ASA(1)	119,801	1,747,530
Storebrand ASA†(1)	218,307	717,924
Telenor ASA(1)	13,290	248,605
Yara International ASA(1)	3,185	127,276
		5,582,965
Portugal — 0.0%
Banco Comercial Portugues SA(1)	621,807	30,269
Banco Espirito Santo SA(3)	59,101	3,963
EDP – Energias de Portugal SA(1)	41,021	150,366
Galp Energia SGPS SA(1)	6,877	67,843
Jeronimo Martins SGPS SA(1)	4,444	60,016
		312,457
Singapore — 1.2%
Ascendas Real Estate Investment Trust(1)	36,000	59,383
Avago Technologies, Ltd.	15,600	1,950,156
Security Description	Shares	Value (Note 2)
Singapore (continued)
CapitaLand Commercial Trust, Ltd.(1)	37,000	$34,941
CapitaLand Mall Trust(1)	42,000	56,107
CapitaLand, Ltd.(1)	45,000	85,018
City Developments, Ltd.(1)	7,000	37,906
ComfortDelGro Corp., Ltd.(1)	35,000	70,857
DBS Group Holdings, Ltd.(1)	147,300	1,682,917
Genting Singapore PLC(1)	108,000	55,063
Global Logistic Properties, Ltd.(1)	57,000	81,987
Hutchison Port Holdings Trust(1)	99,000	54,555
Jardine Cycle & Carriage, Ltd.(1)	2,000	38,179
Keppel Corp., Ltd.(1)	26,000	124,653
Oversea-Chinese Banking Corp., Ltd.(1)	52,000	321,958
Sembcorp Industries, Ltd.(1)	176,400	429,334
Sembcorp Marine, Ltd.(1)	15,000	24,161
Singapore Airlines, Ltd.(1)	9,000	67,794
Singapore Exchange, Ltd.(1)	15,000	74,231
Singapore Press Holdings, Ltd.(1)	26,000	70,274
Singapore Technologies Engineering, Ltd.(1)	26,000	54,576
Singapore Telecommunications, Ltd.(1)	140,000	351,327
StarHub, Ltd.(1)	10,000	24,354
Suntec Real Estate Investment Trust(1)	43,000	45,348
United Overseas Bank, Ltd.(1)	149,300	1,947,809
UOL Group, Ltd.(1)	9,000	38,034
Wilmar International, Ltd.(1)	410,900	744,774
Yangzijiang Shipbuilding Holdings, Ltd.(1)	36,000	28,788
		8,554,484
South Korea — 0.4%
NAVER Corp.†(1)	974	423,053
Samsung Electronics Co., Ltd.(1)	2,606	2,506,182
		2,929,235
Spain — 1.3%
Abertis Infraestructuras SA(1)	7,885	124,750
Acerinox SA(1)	46,633	416,661
ACS Actividades de Construccion y Servicios SA(1)	3,116	89,602
Aena SA*(1)	1,191	131,521
Amadeus IT Holding SA, Class A(1)	7,929	339,038
Banco Bilbao Vizcaya Argentaria SA(1)	110,393	936,321
Banco de Sabadell SA(1)	86,055	158,072
Banco Popular Espanol SA(1)	31,834	116,086
Banco Santander SA(1)	252,419	1,344,052
Bankia SA(1)	81,553	105,676
Bankinter SA(1)	11,895	87,486
CaixaBank SA(1)	45,955	177,139
Distribuidora Internacional de Alimentacion SA(1)	10,927	66,044
Enagas SA(1)	3,576	102,493
Endesa SA(1)	5,540	116,727
Ferrovial SA†(1)	7,337	175,164
Gas Natural SDG SA(1)	6,178	120,471
Grifols SA(1)	2,646	109,449
Iberdrola SA(1)	95,323	634,216
Industria de Diseno Textil SA(1)	19,319	647,179

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
International Consolidated Airlines Group SA(1)	14,490	$129,500
Mapfre SA(1)	16,463	43,014
Red Electrica Corp. SA(1)	1,908	158,494
Repsol SA(1)	18,494	215,505
Telefonica SA(1)	194,521	2,357,661
Zardoya Otis SA(1)	3,001	32,475
		8,934,796
Sweden — 2.2%
Alfa Laval AB(1)	5,547	90,841
Assa Abloy AB, Class B(1)	17,745	318,732
Atlas Copco AB, Class A(1)	11,877	286,331
Atlas Copco AB, Class B(1)	6,902	154,744
Boliden AB(1)	4,836	75,709
Electrolux AB, Series B(1)	4,277	121,011
Elekta AB, Series B(1)	94,159	626,563
Getinge AB, Class B(1)	3,557	79,432
Hennes & Mauritz AB, Class B(1)	16,848	616,023
Hexagon AB, Class B(1)	71,123	2,176,681
Husqvarna AB, Class B(1)	7,236	47,491
ICA Gruppen AB(1)	1,369	46,315
Industrivarden AB, Class C†(1)	2,908	51,075
Investment AB Kinnevik, Class B(1)	4,170	119,386
Investor AB, Class B(1)	8,094	278,578
Lundin Petroleum AB(1)	3,827	49,346
Nordea Bank AB†(1)	221,668	2,475,635
Sandvik AB(1)	18,887	161,128
Securitas AB, Class B(1)	5,481	67,026
Skandinaviska Enskilda Banken AB, Class A(1)	26,993	288,484
Skanska AB, Class B(1)	6,735	132,265
SKF AB, Class B(1)	6,970	128,413
Svenska Cellulosa AB SCA, Class B(1)	10,444	292,662
Svenska Handelsbanken AB, Class A(1)	142,727	2,050,434
Swedbank AB, Class A(1)	91,103	2,014,977
Swedish Match AB(1)	3,564	107,895
Tele2 AB, Class B(1)	5,553	54,168
Telefonaktiebolaget LM Ericsson, Class B(1)	181,903	1,791,840
TeliaSonera AB(1)	46,152	248,909
Volvo AB, Class B(1)	27,216	261,269
		15,213,363
Switzerland — 7.8%
ABB, Ltd.(1)	103,802	1,838,288
Actelion, Ltd.†(1)	1,823	231,899
Adecco SA(1)	3,026	221,881
Aryzta AG(1)	1,544	65,525
Baloise Holding AG†(1)	843	96,845
Barry Callebaut AG(1)	40	43,578
Chocoladefabriken Lindt & Spruengli AG(1)	3	213,146
Chocoladefabriken Lindt & Spruengli AG(1)	17	99,847
Cie Financiere Richemont SA(1)	93,598	7,292,005
Coca-Cola HBC AG CDI(1)	3,533	74,914
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Credit Suisse Group AG(1)	85,607	$2,059,507
Dufry AG(1)	711	83,374
EMS-Chemie Holding AG(1)	146	60,195
GAM Holding AG(1)	76,759	1,354,486
Geberit AG(1)	678	207,582
Givaudan SA(1)	163	265,597
Julius Baer Group, Ltd.(1)	3,962	180,263
Kuehne & Nagel International AG(1)	954	122,775
LafargeHolcim, Ltd.(1)	7,989	419,721
Lonza Group AG(1)	936	123,094
Nestle SA(1)	134,296	10,113,362
Novartis AG(1)	92,620	8,531,668
Panalpina Welttransport Holding AG(1)	43,148	4,722,785
Pargesa Holding SA(1)	549	32,256
Partners Group Holding AG(1)	306	103,965
Roche Holding AG(1)	29,140	7,703,276
Schindler Holding AG (SIX)(1)	779	112,157
Schindler Holding AG (AQXE)(1)	350	51,421
SGS SA(1)	96	167,844
Sika AG(1)	37	114,474
Sonova Holding AG(1)	4,912	633,432
Sulzer AG(1)	433	42,469
Swatch Group AG (XEGT)(1)	549	203,889
Swatch Group AG (TRQX)(1)	891	64,427
Swiss Life Holding AG(1)	566	126,539
Swiss Prime Site AG(1)	988	72,311
Swiss Re AG(1)	6,233	535,785
Swisscom AG(1)	454	226,957
Syngenta AG(1)	1,650	529,953
Transocean, Ltd.(1)	7,080	91,591
UBS Group AG(1)	241,829	4,481,362
Zurich Insurance Group AG(1)	2,655	653,184
		54,369,629
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,510,000	6,025,663
United Arab Emirates — 0.0%
Orascom Construction, Ltd.(1)	742	8,196
United Kingdom — 19.6%
3i Group PLC(1)	17,284	122,253
Aberdeen Asset Management PLC(1)	16,352	73,545
Admiral Group PLC(1)	3,466	78,909
Aggreko PLC(1)	4,561	65,785
Amec Foster Wheeler PLC(1)	6,909	75,074
Anglo American PLC(1)	24,727	206,858
Antofagasta PLC(1)	64,939	492,434
ARM Holdings PLC(1)	322,266	4,644,245
Ashtead Group PLC(1)	8,893	125,515
Associated British Foods PLC(1)	6,323	320,457
AstraZeneca PLC(1)	22,195	1,408,569
Auto Trader Group PLC*(1)	593,075	3,047,317
Aviva PLC(1)	351,925	2,412,468
Babcock International Group PLC(1)	4,363	60,356
BAE Systems PLC(1)	55,947	379,837
Barclays PLC(1)	291,348	1,077,129

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC ADR	72,100	$1,065,638
Barratt Developments PLC(1)	17,416	170,368
BG Group PLC(1)	60,421	871,254
BHP Billiton PLC(1)	118,169	1,803,984
BP PLC(1)	320,798	1,626,021
British American Tobacco PLC(1)	32,724	1,808,545
British Land Co. PLC(1)	17,204	218,737
BT Group PLC(1)	147,184	936,577
Bunzl PLC(1)	5,873	157,642
Burberry Group PLC(1)	7,862	163,167
Capita PLC(1)	11,711	212,698
Carnival PLC(1)	3,250	167,754
Centrica PLC(1)	87,250	303,192
Close Brothers Group PLC†(1)	15,594	352,868
Cobham PLC(1)	20,111	87,090
Compass Group PLC(1)	161,966	2,585,802
Croda International PLC(1)	2,416	99,232
Diageo PLC(1)	248,115	6,676,893
Direct Line Insurance Group PLC(1)	364,870	2,073,671
Dixons Carphone PLC(1)	17,307	111,377
easyJet PLC(1)	2,815	75,865
Fresnillo PLC(1)	3,956	35,464
G4S PLC(1)	27,548	96,343
GKN PLC(1)	461,269	1,876,496
GlaxoSmithKline PLC(1)	85,402	1,637,132
GlaxoSmithKline PLC ADR	31,000	1,191,950
Hammerson PLC(1)	14,065	132,973
Hargreaves Lansdown PLC(1)	4,184	76,609
HSBC Holdings PLC(1)	342,457	2,590,615
ICAP PLC(1)	9,661	66,976
IMI PLC(1)	4,851	69,749
Imperial Tobacco Group PLC(1)	16,758	867,364
Indivior PLC(1)	948,624	3,262,935
Informa PLC(1)	63,360	539,372
Inmarsat PLC(1)	7,493	111,532
InterContinental Hotels Group PLC(1)	4,161	143,900
Intertek Group PLC(1)	2,876	106,015
Intu Properties PLC(1)	16,195	80,941
Investec PLC(1)	9,813	75,220
ITV PLC(1)	67,841	253,126
J Sainsbury PLC(1)	22,159	87,700
Johnson Matthey PLC(1)	3,638	135,137
Kingfisher PLC(1)	324,066	1,762,198
Land Securities Group PLC(1)	13,927	265,866
Legal & General Group PLC(1)	105,161	379,746
Liberty Global PLC, Class A	146,918	6,308,659
Lloyds Banking Group PLC(1)	5,860,904	6,681,273
London Stock Exchange Group PLC(1)	27,478	1,008,491
Lonmin PLC(1)	2,012	496
Marks & Spencer Group PLC(1)	190,967	1,451,169
Meggitt PLC(1)	14,141	102,103
Melrose Industries PLC(1)	17,526	70,213
Merlin Entertainments PLC*(1)	11,582	65,247
Mondi PLC(1)	6,443	135,222
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
National Grid PLC(1)	260,256	$3,624,522
Next PLC(1)	2,566	296,152
Old Mutual PLC(1)	87,024	249,709
Pearson PLC(1)	14,466	247,239
Persimmon PLC(1)	70,703	2,154,283
Prudential PLC(1)	404,618	8,553,850
Reckitt Benckiser Group PLC(1)	81,561	7,403,381
RELX PLC(1)	20,153	345,838
Rexam PLC(1)	12,564	99,598
Rio Tinto PLC(1)	22,218	745,386
Rolls-Royce Holdings PLC(1)	182,991	1,879,025
Rolls-Royce Holdings PLC, Class C (Preference Shares)(1)	7,336,413	11,098
Royal Bank of Scotland Group PLC(1)	626,439	2,993,467
Royal Dutch Shell PLC ADR	63,700	3,024,476
Royal Dutch Shell PLC, Class A (TRQX)(1)	68,518	1,615,771
Royal Dutch Shell PLC, Class A(1)	87,633	2,080,910
Royal Dutch Shell PLC, Class B(1)	42,770	1,014,489
Royal Mail PLC(1)	14,021	97,489
RSA Insurance Group PLC(1)	174,483	1,065,274
SABMiller PLC†(1)	153,690	8,709,066
Sage Group PLC(1)	18,932	143,248
Schroders PLC(1)	2,230	94,898
Segro PLC(1)	12,988	84,467
Severn Trent PLC(1)	4,214	139,518
Sky PLC(1)	134,659	2,130,860
Smith & Nephew PLC(1)	15,805	276,390
Smiths Group PLC(1)	7,043	107,309
Sports Direct International PLC(1)	4,745	54,437
SSE PLC(1)	77,343	1,754,029
St James's Place PLC(1)	9,133	117,573
Standard Chartered PLC(1)	118,383	1,150,907
Standard Life PLC(1)	34,627	203,781
Tate & Lyle PLC(1)	8,358	74,641
Taylor Wimpey PLC(1)	57,088	169,364
Tesco PLC(1)	558,016	1,550,568
Travis Perkins PLC(1)	4,377	130,487
Tullow Oil PLC(1)	16,094	41,355
Unilever PLC(1)	129,231	5,264,294
United Utilities Group PLC(1)	12,015	168,432
Vodafone Group PLC(1)	1,717,957	5,432,246
Vodafone Group PLC ADR	66,700	2,117,058
Weir Group PLC(1)	3,776	66,975
Whitbread PLC(1)	3,213	227,260
William Hill PLC(1)	15,378	81,749
WM Morrison Supermarkets PLC(1)	36,813	92,742
		135,712,969
United States — 0.1%
Autoliv, Inc. SDR†(1)	6,000	652,746
Total Common Stocks (cost $699,372,743)		656,497,304

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.4%
iShares MSCI EAFE Index Fund	147,887	$8,476,883
WisdomTree India Earnings Fund	78,830	1,570,294
Total Exchange-Traded Funds (cost $11,374,476)		10,047,177
Total Long-Term Investment Securities (cost $710,747,219)		666,544,481
SHORT-TERM INVESTMENT SECURITIES — 0.3%
T. Rowe Price Reserve Investment Fund 0.10%(6) (cost $1,732,356)	1,732,356	1,732,356
REPURCHASE AGREEMENTS — 3.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount $7,557,000 collateralized by $7,560,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $7,711,200 .	$7,557,000	7,557,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2) .	14,084,000	14,084,000
Total Repurchase Agreements (cost $21,641,000)		21,641,000
TOTAL INVESTMENTS (cost $734,120,575)(5)	99.4%	689,917,837
Other assets less liabilities	0.6	3,882,462
NET ASSETS	100.0%	$693,800,299

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $5,447,609 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $622,435,565 representing 89.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4) Illiquid security. At September 30, 2015 the aggregate value of these securities was $0 representing 0.0% of net assets.

(5) See Note 4 for cost of investments on a tax basis.

(6) The rate shown is the 7-day yield as of September 30, 2015

ADR — American Depositary Receipt

AQXE — Aquis Exchange

CDI — Chess Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipy

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
154	Long	S&P 500 E-Mini Index	December 2015	$13,175,726	$12,701,150	$(474,576)

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$27,701,018	$0	$27,701,018
Brazil	556,943	—	—	556,943
Canada	5,773,038	—	—	5,773,038
Cayman Islands	3,183,916	7,778,813	—	10,962,729
France	964,294	73,021,955	—	73,986,249
India	1,658,921	—	—	1,658,921
Japan	171,042	134,518,477	—	134,689,519
Jersey	1,518,702	12,021,217	—	13,539,919
Mexico	2,373,472	—	—	2,373,472
Netherlands	2,199,511	11,835,073	—	14,034,584
Portugal	—	308,494	3,963	312,457
Singapore	1,950,156	6,604,328	—	8,554,484
United Kingdom	13,707,781	122,005,188	—	135,712,969
Other Countries	—	226,641,002	—	226,641,002
Exchange-Traded Funds	10,047,177	—	—	10,047,177
Short-Term Investment Securities	1,732,356	—	—	1,732,356
Repurchase Agreements	—	21,641,000	—	21,641,000
Total Investments at Value	$45,837,309	$644,076,565	$3,963	$689,917,837
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$474,576	$—	$—	$474,576

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
United States Treasury Notes	31.6%
Diversified Financial Services	12.1
Federal National Mtg. Assoc.	11.4
United States Treasury Bonds	6.8
Diversified Banking Institutions	5.8
Repurchase Agreements	5.7
Federal Home Loan Mtg. Corp.	4.4
Banks-Commercial	2.4
Electric-Integrated	1.7
Government National Mtg. Assoc.	1.6
Cable/Satellite TV	1.4
Telephone-Integrated	1.4
Sovereign	1.3
Real Estate Investment Trusts	1.1
Pipelines	1.0
Banks-Super Regional	1.0
Oil Companies-Exploration & Production	0.9
Medical-Drugs	0.9
Auto-Cars/Light Trucks	0.8
Oil Companies-Integrated	0.8
Medical-HMO	0.7
Medical-Generic Drugs	0.5
Medical-Biomedical/Gene	0.5
Retail-Drug Store	0.5
Municipal Bonds & Notes	0.5
Multimedia	0.5
Insurance-Multi-line	0.4
Tobacco	0.4
Medical Instruments	0.4
Transport-Rail	0.4
Computers	0.3
Food-Misc./Diversified	0.3
Federal Home Loan Bank	0.3
Retail-Building Products	0.3
Insurance Brokers	0.3
Retail-Discount	0.3
Insurance-Property/Casualty	0.3
Aerospace/Defense-Equipment	0.3
Banks-Fiduciary	0.2
Computer Services	0.2
Medical-Wholesale Drug Distribution	0.2
Exchange-Traded Funds	0.2
Enterprise Software/Service	0.2
Insurance-Life/Health	0.2
Medical Products	0.2
Agricultural Chemicals	0.2
Insurance-Mutual	0.2
Brewery	0.2
Medical Labs & Testing Services	0.2
Gas-Distribution	0.2
Cellular Telecom	0.2
Diversified Minerals	0.2
Electronic Components-Semiconductors	0.2
Diversified Manufacturing Operations	0.1
Semiconductor Components-Integrated Circuits	0.1
Aerospace/Defense	0.1
Retail-Auto Parts	0.1
Trucking/Leasing	0.1
Non-Ferrous Metals	0.1
Real Estate Operations & Development	0.1
Transport-Services	0.1%
Banks-Money Center	0.1
Paper & Related Products	0.1
Metal-Copper	0.1
Diversified Operations	0.1
Finance-Consumer Loans	0.1
Food-Confectionery	0.1
Applications Software	0.1
Building Societies	0.1
Savings & Loans/Thrifts	0.1
Investment Management/Advisor Services	0.1
Diagnostic Equipment	0.1
Commercial Services	0.1
Beverages-Non-alcoholic	0.1
Finance-Other Services	0.1
Medical-Hospitals	0.1
Banks-Export/Import	0.1
Metal-Diversified	0.1
Building Products-Cement	0.1
Data Processing/Management	0.1
Gold Mining	0.1
Television	0.1
Non-Hazardous Waste Disposal	0.1
Containers-Paper/Plastic	0.1
Satellite Telecom	0.1
Machinery-General Industrial	0.1
Finance-Credit Card	0.1
Machinery-Farming	0.1
E-Commerce/Products	0.1
Networking Products	0.1
Advertising Services	0.1
Metal Processors & Fabrication	0.1
Pharmacy Services	0.1
Instruments-Scientific	0.1
Cosmetics & Toiletries	0.1
Professional Sports	0.1
Rental Auto/Equipment	0.1
108.7%
Credit Quality†#
Aaa	60.3%
Aa	2.8
A	11.0
Baa	15.5
Ba	2.7
B	1.2
Caa	1.3
Ca	0.3
Not Rated@	4.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES — 11.6%
Diversified Financial Services — 11.6%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.46% due 11/25/2035(1)	$293,030	$266,842
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.69% due 01/25/2036(1)	181,596	157,245
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.59% due 10/25/2036(1)	317,030	222,476
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	290,549	254,041
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	220,694
American Home Mtg. Assets FRS Series 2006-2, Class 2A1 0.38% due 09/25/2046(1)	225,601	159,452
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.14% due 10/25/2046(1)	81,154	58,480
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	178,000	178,794
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	160,000	163,107
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 1.75% due 07/27/2026*(2)	1,190,000	1,180,480
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.74% due 01/19/2025*(2)	795,000	788,322
Apidos CLO XVII FRS Series 2014-17A, Class A1A 1.79% due 04/17/2026*(2)	1,315,000	1,307,373
Apidos CLO XX FRS Series 2015-20A, Class A1 1.84% due 01/16/2027*(2)	1,305,000	1,300,171
Apidos CLO XXI FRS*(2) Series 2015-21A, Class A1 1.71% due 07/18/2027	1,500,000	1,483,500
Applebee's Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	124,000	126,868
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 1.81% due 04/17/2026*(2)	1,215,000	1,208,439
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.14% due 04/20/2023*(2)	952,474	947,331
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	$228,021	$213,061
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.84% due 07/16/2026*(2)	540,000	535,680
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 1.83% due 10/15/2026*(2)	1,705,000	1,693,065
Atrium VII FRS Series 7AR, Class BR 2.07% due 11/16/2022*(2)	505,000	496,870
Atrium XI FRS Series 11-A, Class B 2.44% due 10/23/2025*(2)	1,520,000	1,497,960
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.14% due 04/17/2023*(2)	485,000	477,483
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,521,421
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 1.82% due 04/25/2026*(2)	1,205,000	1,197,167
B2R Mtg. Trust Series 2015-1,Class A1 2.52% due 05/15/2048*	150,460	149,959
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	191,349
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.78% due 07/20/2025*(2)	295,000	292,788
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(3)	755,204	804,164
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.25% due 01/25/2037(1)	24,908	16,062
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.45% due 02/20/2047(1)	588,798	479,872
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,178,859
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.36% due 01/25/2037(1)	31,251	24,998
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.57% due 05/25/2036(1)	156,286	127,355

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.67% due 02/25/2036(1)	$86,149	$70,817
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.69% due 01/25/2036(1)	266,953	222,414
Bear Stearns Alt-A Trust FRS Series 2005-9, Class 11A1 0.71% due 11/25/2035(1)	134,482	110,611
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	26,827	28,094
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	265,304	272,738
Bear Stearns Mtg. Funding FRS Series 2006-AR3, Class 1A1 0.37% due 10/25/2036(1)	120,849	99,986
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.39% due 02/25/2037(1)	271,972	208,154
BlueMountain CLO 2015-3, Ltd. FRS Series 2015-3A, Class A1 1.81% due 10/20/2027*(2)	2,115,000	2,093,427
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	319,000	319,636
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 1.74% due 04/27/2027*(2)	1,355,000	1,344,566
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	329,000	333,272
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.78% due 01/25/2026*(2)	1,500,000	1,491,750
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.79% due 07/27/2026*(2)	820,000	811,718
Chase Mortgage Finance Trust FRS Series 2005-A1, Class 2A2 2.43% due 12/25/2035(1)	283,227	261,182
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	314,867
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.63% due 04/25/2037(1)	55,347	51,739
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
CHL Mtg. Pass-Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	$222,506	$209,829
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.79% due 04/18/2025*(2)	1,285,000	1,274,720
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.81% due 05/24/2026*(2)	1,495,000	1,481,993
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.41% due 08/14/2024*(2)	1,085,000	1,073,607
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	214,219
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.29% due 07/10/2047(3)(4)	4,374,517	313,500
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.31% due 04/10/2048(3)(4)	3,709,444	293,870
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	312,314
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	510,801
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	622,650
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	649,544
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	662,998
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,204,069
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	960,772
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.35% due 12/10/2049(3)	315,131	336,471

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	$1,190,000	$1,228,706
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	45,326
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	359,109
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,079,430
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	469,550
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	442,836
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	815,576
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)(5)	1,205,000	1,241,135
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,189,906
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	708,025
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	650,222
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	969,166
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	140,804
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	728,125
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	920,948
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046(3)	97,528	98,967
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.23% due 12/10/2049(3)	821,979	854,634
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	265,351	266,409
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(3)	$398,000	$404,618
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.46% due 01/25/2036(1)	100,172	89,306
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.51% due 11/25/2035(1)	88,718	72,843
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.99% due 12/25/2035(1)	193,602	160,053
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	283,502	246,394
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	374,287	258,899
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.53% due 03/25/2035(1)	110,370	89,247
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.48% due 06/20/2035(1)	204,824	196,346
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 4.28% due 11/20/2035(1)	56,152	50,050
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	35,943	36,274
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	624,029
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	12,369	12,364
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.05% due 06/15/2057(3)(4)	10,405,054	629,589
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	1,443,000	1,509,775
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	73,840	75,913

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.67% due 09/25/2047(1)	$373,278	$333,436
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	95,520	96,342
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	190,000	189,707
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.34% due 03/25/2037(1)	28,567	20,453
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.77% due 07/15/2026*(2)	1,370,000	1,363,424
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.66% due 11/09/2025*(2)	1,050,000	1,043,385
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.64% due 04/18/2026*(2)	1,260,000	1,245,888
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.10% due 03/19/2046(1)	425,655	320,269
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.35% due 11/25/2036	249,172	217,674
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	175,304
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	164,758	164,575
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.19% due 07/17/2026*(2)	290,000	285,186
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	165,655
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	182,921
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	190,452
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	242,000	242,472
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.54% due 11/10/2045(3)	$268,429	$268,147
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,865
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.03% due 04/19/2036(1)	473,325	423,461
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.13% due 09/19/2035(1)	81,748	76,203
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	282,457	296,526
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,297,874
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	182,575
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,285,802
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,072,617
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	661,433
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.24% due 12/25/2046	60,733	41,850
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.27% due 02/25/2037	541,571	287,457
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.28% due 12/25/2036	18,030	8,961
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.43% due 11/25/2036	144,742	87,749
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.49% due 03/25/2036	31,841	22,470
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.51% due 04/25/2047	239,830	157,266
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	131,764	74,307
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	420,916	228,768

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Trust FRS Series 2007-3, Class 1A2 0.36% due 03/25/2047	$100,350	$50,428
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	365,000	345,072
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.69% due 11/25/2035(1)	21,074	14,951
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.74% due 10/25/2035(1)	217,161	192,901
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(1)	22,284	20,659
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.74% due 01/25/2036(1)	264,869	241,608
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.41% due 01/19/2038(1)	16,310	13,761
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.46% due 12/19/2036(1)	365,565	249,516
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 0.92% due 01/19/2035(1)	59,355	40,327
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,308,073
HSI Asset Securitization Corp. FRS Series 2006-OPT3, Class 3A4 0.46% due 02/25/2036	200,000	173,295
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.47% due 07/25/2035(1)	8,264	6,817
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.66% due 08/25/2035(1)	120,203	96,252
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.67% due 12/25/2036(1)	462,365	405,857
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.19% due 03/14/2022*(2)	1,000,000	987,500
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.21% due 06/17/2031*	170,000	166,935
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	$855,000	$865,427
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,022,508
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,202,573	1,269,109
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,074,049
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	54,294	55,138
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(3)	815,199	854,963
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.65% due 05/25/2036(1)	239,842	212,831
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	306,588
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,428,642
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	656,121
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,268,671
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	365,665
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	640,545	667,724
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(3)	92,433	99,757
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.38% due 11/25/2046(1)	357,579	287,441

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.43% due 06/25/2047(1)	$39,651	$26,603
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.45% due 11/25/2035	78,159	53,838
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.04% due 09/25/2047(1)	348,369	283,605
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.79% due 04/18/2026*(2)	1,295,000	1,286,064
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.39% due 10/25/2046(1)	145,870	124,410
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.45% due 11/25/2035(1)	319,990	288,612
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.79% due 07/20/2026*(2)	1,290,000	1,280,196
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.74% due 01/19/2025*(2)	750,000	742,650
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.72% due 07/25/2026*(2)	2,515,000	2,490,353
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.25% due 07/25/2026*(2)	895,000	879,964
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.77% due 04/15/2026*(2)	835,000	828,236
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 1.79% due 04/15/2027*(2)	930,000	921,258
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.63% due 07/25/2035(1)	401,941	325,815
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	910,239	944,071
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	661,258
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	606,309	640,104
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.34% due 06/25/2036	42,387	38,551
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.31% due 12/15/2047(3)(4)	$2,797,395	$191,412
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	519,685
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	389,000	406,378
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	798,660
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,147,442
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	786,601
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(3)	1,019,785	1,050,270
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,309,330
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,036,065	1,101,970
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.79% due 05/25/2036(1)	102,128	73,642
Neuberger Berman CLO XVI, Ltd. FRS Series 2014-16A, Class A1 1.76% due 04/15/2026*(2)	955,000	948,506
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.78% due 08/04/2025*(2)	1,085,000	1,076,754
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.42% due 04/25/2037	375,000	255,634
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	230,044
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.65% due 06/25/2036(1)	245,666	186,880

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	$298,030	$295,777
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.76% due 07/20/2026*(2)	405,000	401,031
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 1.87% due 02/15/2026*(2)	1,325,000	1,317,315
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 1.80% due 04/17/2027*(2)	1,160,000	1,150,836
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.41% due 07/17/2025*(2)	705,000	691,111
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*(5)	1,265,000	1,265,000
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 1.79% due 01/17/2026*(2)	2,110,000	2,096,918
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.84% due 04/17/2026*(2)	1,265,000	1,259,181
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 1.74% due 04/30/2027*(2)	2,100,000	2,074,170
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(2)	1,565,000	1,550,445
RALI Series 2005-QS17 Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	139,392	121,740
RALI Series Trust FRS Series 2006-QA3, Class A2 0.49% due 04/25/2036(1)	347,101	237,069
RALI Series Trust FRS Series 2006-QO7, Class 1A1 1.00% due 09/25/2046(1)	267,988	188,455
RALI Series Trust FRS Series 2007-QH9, Class A1 1.44% due 11/25/2037(1)	114,278	73,571
Renaissance Home Equity Loan Trust(6) Series 2007-1, Class AF5 5.91% due 04/25/2037	352,289	196,505
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	167,745	107,196
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.86% due 08/25/2035(1)	164,537	128,358
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.09% due 04/25/2037(1)	$47,146	$41,020
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	287,000
Santander Drive Auto Receivables Trust Series 2015-2, Class B 1.83% due 01/15/2020	1,295,000	1,293,296
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	164,788
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.28% due 07/25/2036	219,181	105,205
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.77% due 07/17/2026*(2)	955,000	947,360
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.63% due 07/20/2037(1)	34,779	29,766
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.77% due 07/17/2026*(2)	1,585,000	1,573,588
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	85,507	86,167
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	123,186	122,826
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.37% due 07/25/2037	50,000	31,012
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.44% due 11/25/2036	290,000	200,174
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	873,025	874,219
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	755,000	755,323
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% due 09/25/2034(1)	42,629	36,767
Structured Asset Mortgage Investments II Trust FRS Series 2006-AR1, Class 3A1 0.42% due 02/25/2036(1)	167,359	134,201

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class A 1.74% due 10/17/2026*(2)	$1,150,000	$1,138,385
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.77% due 07/14/2026*(2)	1,130,000	1,126,045
Symphony CLO, Ltd. FRS Series 2012-BR, Class 8AR 2.03% due 01/09/2023*(2)	1,200,000	1,181,760
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021(5)	103,000	103,185
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 1.76% due 10/20/2026*(2)	810,000	804,168
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)(5)	725,000	724,722
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(2)	1,325,000	1,312,412
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	717,874
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	103,913
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,210,509
Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.74% due 07/17/2026*(2)	250,000	247,650
Voya CLO 2014-4 Ltd Series 2014-4A, Class A1 1.79% due 10/14/2026*(2)	350,000	347,970
Voya CLO, Ltd. FRS Series 2014-1A, Class A1 1.79% due 04/18/2026*(2)	1,250,000	1,239,875
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(1)(10)	100,673	90,390
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2007-HY1, Class A1 0.28% due 02/25/2037(1)	584,223	379,978
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.03% due 11/25/2046(1)	219,543	150,658
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.35% due 09/15/2057(3)(4)(5)	9,738,000	720,885
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class XA 1.35% due 05/15/2048(3)(4)	$3,773,426	$290,614
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(3)	140,000	143,302
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)	75,000	63,132
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.68% due 11/25/2034(1)	59,743	59,989
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.73% due 10/25/2036(1)	290,765	275,401
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.73% due 10/25/2035(1)	325,000	311,810
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	140,000	140,688
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	140,000	140,327
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,253,209
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.22% due 02/15/2044*(3)(4)	908,157	22,412
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	351,000	363,036
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	540,610
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	519,996
Total Asset Backed Securities (cost $140,722,591)		140,853,781

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 24.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$94,000	$94,397
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	23,000	18,803
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	247,000	249,972
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	38,000	37,692
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	210,336
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	193,764
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	452,698
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	523,869
		1,668,331
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	160,221
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	151,535
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	39,000	39,000
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	94,000	95,175
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	123,000	123,307
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,276,178
		1,845,416
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	500,000	459,168
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,237,889
		1,697,057
Security Description	Principal Amount(19)	Value (Note 2)
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	$108,000	$108,202
American Airlines Pass Through Trust Pass Through Certs. Series 2015-A, Class A 4.00% due 03/22/2029	123,000	122,385
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(5)	14,593	14,739
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	139,300
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	90,964	93,238
		477,864
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	33,915
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	950,000	883,350
Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	235,841
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	275,400
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	302,083
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	280,556
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	151,691
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	465,829
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	462,351

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	$115,000	$114,601
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	993,484
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	299,126
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	273,754
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,386,705
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	404,834
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	853,386
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,333,656
General Motors Co. Senior Notes 6.25% due 10/02/2043	750,000	797,758
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	118,000	118,537
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	785,000	753,167
		9,502,759
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,935
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	266,885
		365,820
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	101,850
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	60,000	52,950
		154,800
Banks-Commercial — 0.9%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	263,908
Security Description	Principal Amount(19)	Value (Note 2)
Banks-Commercial (continued)
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	$600,000	$602,750
Branch Banking & Trust Co. Sub. Notes 3.63% due 09/16/2025	2,315,000	2,316,873
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,493,002
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	355,073
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,403,899
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	350,000	346,533
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	257,410
Fifth Third Bank Senior Notes 2.15% due 08/20/2018	600,000	604,587
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	257,622
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	260,777
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	526,903
KeyBank NA Senior Notes 2.25% due 03/16/2020	258,000	257,176
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	603,793
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	266,366
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	761,668
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	377,912
		10,956,252
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,085,635
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	1,155,000	1,172,003

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$260,000	$266,403
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	162,498
		2,686,539
Banks-Super Regional — 0.9%
Bank of America NA Senior Notes 1.65% due 03/26/2018	275,000	274,783
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	430,104
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	226,982
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	235,422
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	180,876
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	675,381
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	194,822
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(9)	190,000	189,349
PNC Funding Corp. Company Guar. Notes 2.70% due 09/19/2016	500,000	507,126
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,367,773
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	676,356
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	241,000	241,166
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	1,325,000	1,334,466
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	800,000	808,070
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	645,067
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,046,000	1,055,239
Security Description	Principal Amount(19)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	$151,000	$153,890
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,169,008
		10,365,880
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	96,030
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	691,328
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	706,796
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	145,948
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	474,696
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	703,299
		2,030,739
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	68,000	67,660
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	34,000	34,340
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	92,750
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	158,000	154,840

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	$221,000	$223,762
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	107,875
Cable/Satellite TV — 1.2%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	200,000	192,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	83,767
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	2,295,000	2,278,095
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	455,000	455,240
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	1,730,000	1,721,701
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	96,000	97,128
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	1,409,000	1,421,470
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	797,013
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	594,742
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	313,158
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	658,101
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	283,458
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	325,000	308,765
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	725,000	686,766
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	315,000
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	219,050
Security Description	Principal Amount(19)	Value (Note 2)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	$700,000	$697,777
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	633,262
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	163,492
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	107,141
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	314,062
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	315,000	321,300
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	310,000	245,093
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	320,000	343,342
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	317,503
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	125,000	118,978
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	358,642
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	333,824
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	190,000	223,129
		14,602,999
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	64,000	60,800
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	118,000	107,085

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	$50,000	$52,125
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	100,500
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	49,250
		369,760
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	109,000	83,886
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	77,000	63,044
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	253,000	195,917
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	40,000	38,400
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	135,000	130,866
		512,113
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	79,000
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	135,987
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	83,000	52,498
		267,485
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	128,296
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	284,000	270,314
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	76,000	79,092
Security Description	Principal Amount(19)	Value (Note 2)
Coatings/Paint (continued)
Valspar Corp. Senior Notes 3.95% due 01/15/2026	$75,000	$76,577
		425,983
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	92,564
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	108,000	109,683
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	93,000	86,490
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	36,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	79,800
		404,537
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	910,000	909,490
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	910,000	908,835
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	175,000	174,519
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	204,000	203,882
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	186,000	184,735
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	203,695
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	256,383
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	18,065
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	10,000	10,532
		2,870,136
Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	254,000	260,497

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$936,000	$792,398
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	472,764
Dell, Inc. Senior Notes 4.63% due 04/01/2021	142,000	139,160
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	624,672
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	611,194
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	206,780
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	240,373
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	376,000	369,624
		3,717,462
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	59,937
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	46,000	46,115
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	113,000	123,170
		169,285
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	57,120
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	101,370
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	411,049
		512,419
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	24,750
Security Description	Principal Amount(19)	Value (Note 2)
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	$27,000	$27,203
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	405,000	408,771
Danaher Corp. Senior Notes 3.35% due 09/15/2025	354,000	361,105
Danaher Corp. Senior Notes 4.38% due 09/15/2045	140,000	144,804
		914,680
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	100,000	98,200
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	115,000	114,137
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	100,000	97,000
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	165,000	158,812
		255,812
Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,182,277
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,047,594
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,693,000	1,647,010
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	612,541
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	742,878
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	1,015,000	1,014,273
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	212,000	209,586
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	210,616

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	$525,000	$592,134
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	798,267
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	1,005,872
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,417
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	596,882
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	104,000	101,068
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,188,545
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,047,000	2,058,740
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	426,335
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,070,000	1,064,229
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,125,000	1,122,127
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	85,000	92,453
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	113,070
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	523,223
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	663,201
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	810,449
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	836,000	841,421
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	822,231
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	475,000	477,420
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	$206,000	$208,685
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	655,000	667,701
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,168,212
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,501,000	1,473,317
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	948,161
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	106,441
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	735,564
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	449,454
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	1,927,755
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	300,501
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,060,000	1,069,071
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,814,000	1,815,302
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	270,000	273,750
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	199,209
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,236
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	2,725,000	2,713,849
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	484,953
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	571,601
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	541,000	542,622

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	$125,000	$143,053
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	555,661
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	390,086
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	409,326
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,271,598
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,368
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,464,000	1,467,779
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,710,011
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	430,801
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	106,600
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	512,433
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	409,694
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	1,115,000	1,073,832
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,001,553
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	461,524
Morgan Stanley Senior Notes 4.30% due 01/27/2045	730,000	693,776
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	470,000	472,419
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	216,849
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	213,000	226,466
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.50% due 07/24/2020	$200,000	$224,531
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	254,685
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	162,768
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,364,079
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	145,954
		51,518,089
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	274,855
General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	311,000	312,695
General Electric Capital Corp. Company Guar. Notes 2.30% due 04/27/2017	400,000	408,184
General Electric Capital Corp. Company Guar. Notes 4.65% due 10/17/2021	570,000	641,129
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	255,000	293,329
General Electric Capital Corp. Company Guar. Notes 5.50% due 01/08/2020	245,000	280,374
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	649,000	809,354
General Electric Capital Corp. Company Guar. Notes 6.00% due 08/07/2019	1,100,000	1,272,209
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	225,000	304,688
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	1,000,000	1,400,116
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	276,857
		6,273,790
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	152,384

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 4.13% due 10/09/2042	$160,000	$157,845
General Electric Co. Senior Notes 4.50% due 03/11/2044	730,000	756,497
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	218,650
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	240,765
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	126,580
		1,652,721
Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	88,000	87,775
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	116,000	119,190
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	336,326
Electric-Generation — 0.0%
Terraform Global Operating LLC Company Guar. Notes 9.75% due 08/15/2022*	85,000	68,213
Electric-Integrated — 1.7%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	81,607
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	55,849
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	95,904
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	608,089
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	259,010
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	350,000	352,989
Security Description	Principal Amount(19)	Value (Note 2)
Electric-Integrated (continued)
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	$300,000	$292,316
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,552
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	523,683
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	362,147
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	316,463
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	78,688
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	50,209
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	62,340
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	320,000	321,131
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	468,225
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,755,352
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	944,768
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	214,462
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	905,493
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,588,510
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	140,000	141,082
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	125,000	126,269
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	569,948
Exelon Corp. Senior Notes 4.95% due 06/15/2035	80,000	80,629

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 5.10% due 06/15/2045	$82,000	$83,728
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	130,710
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	358,195
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	206,377
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	48,567
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	346,122
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	99,815
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	23,000	23,782
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	493,387
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	232,706
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	278,390
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	285,295
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	298,866
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	32,000	35,533
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	791,936
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	435,584
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	177,785
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	268,061
Security Description	Principal Amount(19)	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	$470,000	$494,820
PacifiCorp 1st Mtg. Bonds 3.60% due 04/01/2024	500,000	516,635
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	270,544
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	175,000
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	85,832
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	208,327
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	100,000	135,656
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	602,219
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	107,363
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	235,000	234,814
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,190
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	175,042
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*	100,000	86,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	100,454
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	179,028
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	348,796
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	166,465
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	109,608

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	$1,100,000	$1,099,900
		20,271,247
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	73,575
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	112,096
Corning, Inc. Senior Notes 2.90% due 05/15/2022	112,000	112,261
		224,357
Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	379,321
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	200,000	180,000
		559,321
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	50,000	47,932
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	47,000	41,478
Enterprise Software/Service — 0.2%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	80,000	79,600
Oracle Corp. Senior Notes 2.50% due 05/15/2022	1,035,000	1,019,948
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	430,914
Oracle Corp. Senior Notes 3.90% due 05/15/2035	170,000	161,293
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	445,356
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	276,066
Security Description	Principal Amount(19)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 6.13% due 07/08/2039	$160,000	$194,484
		2,607,661
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	194,000	191,575
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	102,250
		293,825
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	157,000	127,170
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	43,470
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	874,986
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	193,277
		1,238,903
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	74,000	74,205
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	185,000	184,905
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	185,942
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	170,691
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	43,091
		658,834
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	240,702
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	99,000	10

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	$123,000	$123,865
		364,590
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	151,000	160,815
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	140,812
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,867
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	366,036
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	182,242
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.35% due 06/15/2020	195,000	195,611
		835,756
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	57,000
Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	200,000	200,609
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*	1,000,000	993,780
		1,194,389
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	101,500
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	93,000	95,325
Security Description	Principal Amount(19)	Value (Note 2)
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	$75,000	$70,313
Food-Misc./Diversified — 0.3%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	57,000	55,860
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	1,175,000	1,176,637
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	1,270,000	1,278,321
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	425,000	450,096
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	518,132
		3,479,046
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	119,000	119,000
Food-Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	35,490
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	38,415
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	100,000	87,250
Waterford Gaming LLC/Waterford Gaming Financial Corp Escrow Notes 8.63% due 09/15/2014*† (5)(10)	1,320	13
		125,678
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	224,942
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	105,629

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	$74,000	$72,741
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,207,718
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	123,756
		1,734,786
Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	725,000	617,372
Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	80,000	78,800
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	65,000	65,569
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	50,875
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	126,000	114,660
		231,104
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	62,000	62,956
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	514,727
Insurance Brokers — 0.2%
AON Corp. Company Guar. Bonds 3.13% due 05/27/2016	125,000	126,770
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	304,944
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,472,429
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	289,758
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	275,747
		2,469,648
Security Description	Principal Amount(19)	Value (Note 2)
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$46,000	$46,690
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	409,180
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	335,401
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	208,869
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	250,289
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,434
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	122,047
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	424,158
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	363,874
		2,230,942
Insurance-Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	421,741
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	275,000	326,861
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	433,379
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	591,000	592,380
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	339,454
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,224,526
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	295,000	446,818
		4,785,159

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	$115,000	$105,795
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	734,140
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	240,062
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	283,861
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	559,656
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	223,582
		2,147,096
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,194,696
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	313,080
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	94,815
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	91,000	88,270
		183,085
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	344,122
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	134,000	129,310
		473,432
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	274,849
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	340,820
		615,669
Security Description	Principal Amount(19)	Value (Note 2)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$75,000	$75,188
Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,890,120
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	970,000	983,859
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	500,000	510,172
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	1,130,000	1,142,309
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	360,000	371,195
		4,897,655
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	49,767
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	157,795
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	76,754
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	352,674
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	282,261
Roche Holdings, Inc. Company Guar. Notes 3.35% due 09/30/2024*	810,000	828,420
		1,747,671
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	55,377
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	80,000	75,000
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,150,671
		2,281,048
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,173,430

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	$400,000	$421,489
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	231,243
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	569,369
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	151,000	152,538
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	148,000	149,339
Celgene Corp. Senior Notes 4.63% due 05/15/2044	1,125,000	1,067,374
Celgene Corp. Senior Notes 5.00% due 08/15/2045	165,000	163,663
Gilead Sciences, Inc. Senior Notes 1.85% due 09/04/2018	650,000	654,539
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	610,000	614,783
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	30,000	30,140
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	526,982
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	380,000	365,197
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	305,000	305,263
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	104,000	104,480
		6,529,829
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	195,083
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	700,000	698,057
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	943,585
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	490,000	472,999
Security Description	Principal Amount(19)	Value (Note 2)
Medical-Drugs (continued)
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	$156,000	$157,501
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	81,000	81,126
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	820,493
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,000,000	1,015,690
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	647,206
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	61,000	60,390
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	195,487
Merck & Co., Inc. FRS Senior Notes 0.69% due 02/10/2020	1,570,000	1,557,504
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	100,000	99,000
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	944,942
		7,889,063
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	87,000	86,015
Medical-HMO — 0.7%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,118
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	777,072
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	394,131
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	337,790
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	89,795
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,534,202
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	500,000	502,809

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	$153,000	$152,843
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	700,000	707,258
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,688,514
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	501,314
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	422,246
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	311,598
		7,921,690
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	28,927
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	40,000	40,140
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	23,760
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	148,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	120,000	123,450
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	233,361
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	101,000
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	68,000	67,490
		766,628
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	895,963
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	1,025,000	1,024,520
Security Description	Principal Amount(19)	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp. Senior Notes 1.40% due 03/15/2018	$765,000	$758,161
		2,678,644
Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	100,000	90,250
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	720,000	561,600
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	550,000	382,250
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	200,000	151,298
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	355,000	288,207
		1,473,605
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	374,492
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 09/15/2044	111,000	109,266
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	900,975
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	174,128
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	172,517
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	114,988
21st Century Fox America, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	92,534
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	61,123
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	141,094
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	214,326
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	358,000	350,554

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	$575,000	$564,315
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	840,000	1,072,645
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	811,603
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	62,000	58,124
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	81,000	69,979
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	165,000	144,045
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	158,541
		5,585,249
Music — 0.0%
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	100,000	94,000
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	319,963
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	233,180
		553,143
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	640,759
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	110,335
		751,094
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	24,940
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	311,766
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	211,595
Security Description	Principal Amount(19)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	$125,000	$134,891
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	492,000	541,270
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	74,000	31,080
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	78,363
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	338,592
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	483,876
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	210,000	183,750
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	183,532
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	97,000	77,600
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	78,200
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	60,000	49,875
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	60,000	20,400
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	480,990
Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	501,360
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	168,300
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	384,862
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	58,650

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	$425,000	$497,522
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	59,000	40,120
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	53,325
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	82,350
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	112,000	104,161
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	95,000	82,268
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	129,413
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	75,000	59,423
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	76,000	75,786
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	60,000	13,500
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	68,000	27,200
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	100,000	93,750
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	73,000	48,910
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	48,160
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	50,000	49,130
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	233,000	208,242
		5,932,212
Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	200,181
Security Description	Principal Amount(19)	Value (Note 2)
Oil Companies-Integrated (continued)
Chevron Corp. Senior Notes 1.96% due 03/03/2020	$110,000	$109,540
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	524,000	523,516
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	405,000	395,652
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	202,477
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	595,000	576,581
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	137,000	137,281
		2,145,228
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	84,868
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	368,512
		453,380
Oil-Field Services — 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	81,000	71,280
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	136,000	120,326
		191,606
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	82,325
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	83,136
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	372,673
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	403,785
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	142,311
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	244,772

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$66,000	$66,825
		1,395,827
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	520,000	525,918
Pipelines — 1.0%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	41,000	41,079
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	198,000	192,201
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	200,200
El Paso Natural Gas Co. LLC Company Guar. Notes 5.95% due 04/15/2017	370,000	390,353
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	234,068
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	243,027
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	429,894
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	540,000	496,846
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	186,000	150,245
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	204,740
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	69,000	53,826
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	175,817
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	315,285
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	256,880
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	55,201
Security Description	Principal Amount(19)	Value (Note 2)
Pipelines (continued)
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	$91,000	$77,100
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	206,037
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	785,086
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	79,980
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	88,000
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	66,294
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	533,395
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	277,000	306,659
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	760,000	682,745
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	225,000	229,915
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	773,610
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	1,225,000	1,210,220
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	100,912
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	250,000	223,273
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	274,758

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	$425,000	$435,527
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	77,000	67,760
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	291,065
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	57,230
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,100,000	1,015,565
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	301,379
Williams Partners LP Senior Notes 4.00% due 09/15/2025	78,000	67,557
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	544,370
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	134,878
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	101,000	93,425
		12,086,402
Printing-Commercial — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	139,000	142,127
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	75,000	67,125
		209,252
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	118,625
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	95,000	85,500
		204,125
Security Description	Principal Amount(19)	Value (Note 2)
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	$150,000	$150,000
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	56,100
		206,100
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	70,000	66,850
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	483,806
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	803,612
American Tower Corp. Senior Notes 5.00% due 02/15/2024	380,000	399,247
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	328,008
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	211,581
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	331,831
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	54,000	48,060
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	56,000	47,880
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	443,967
Duke Realty LP Company Guar. Notes 5.95% due 02/15/2017	2,000	2,120
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	100,500
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	80,000	78,600
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	778,638

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.75% due 02/01/2016	$72,000	$72,613
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	642,141
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	59,943
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	573,675
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	312,974
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	815,000	861,464
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	572,618
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	157,604
Liberty Property LP Senior Notes 3.75% due 04/01/2025	300,000	292,921
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	307,372
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,431
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	115,133
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	217,000	206,521
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	175,892
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	230,000	233,802
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	517,611
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	185,220
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	83,000	82,585
Security Description	Principal Amount(19)	Value (Note 2)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	$375,000	$374,382
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,041
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,053,739
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	313,361
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	550,000	575,232
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	300,000	328,766
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	628,457
		12,862,348
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 3.35% due 10/01/2020	48,000	48,573
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	128,678
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	122,187
		299,438
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	83,000	86,735
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	202,732
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	193,269
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	802,788
Prologis LP Company Guar. Notes 4.50% due 08/15/2017	85,000	89,186
		1,374,710

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	$110,000	$112,504
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,987
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	267,359
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	50,000	48,438
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	46,750
		485,038
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	101,000	96,960
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,181,086
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	451,463
		1,632,549
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	106,000	108,037
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	425,000	422,150
Home Depot, Inc. Senior Notes 3.35% due 09/15/2025	370,000	376,795
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	360,000	362,589
Home Depot, Inc. Senior Notes 4.40% due 04/01/2021	720,000	793,959
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	577,662
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	400,000	404,139
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	269,000	272,107
		3,209,401
Security Description	Principal Amount(19)	Value (Note 2)
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	$75,000	$77,272
Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	204,070
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	173,227
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	500,000	577,590
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	700,932
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	352,830
		2,008,649
Retail-Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	600,000	590,141
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	1,965,968
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,025,000	1,056,578
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,230,000	1,322,192
CVS Health Corp. Senior Notes 5.75% due 05/15/2041	480,000	554,413
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	91,681	95,628
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	65,932	72,593
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	120,029	137,766
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	167,989	189,762
		5,985,041
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	54,000	31,860
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	109,000	106,781
		138,641

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
Landry's, Inc. Company Guar. Notes 9.38% due 05/01/2020*	$94,000	$100,345
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	73,000	70,992
		171,337
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	72,000	77,130
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	171,780
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	489,000	551,590
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	373,248
		1,096,618
Schools — 0.0%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	74,382
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	76,095
		150,477
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	850,000	802,635
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	800,000	730,212
		1,532,847
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 3.90% due 10/01/2025	95,000	94,679
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	112,950
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	210,354
Security Description	Principal Amount(19)	Value (Note 2)
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	$59,000	$29,779
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	50,000	48,632
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	58,000	54,955
		133,366
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	128,000	115,200
Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Senior Sec. Notes 6.00% due 06/15/2025*	100,000	95,938
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	100,000	100,250
		196,188
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,748,282
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	100,000	95,450
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	164,799
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	609,000	557,123
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	632,000	579,100
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	796,190
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	106,747
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	22,000	17,490
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	72,675
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	49,000	43,855

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	$56,000	$54,460
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	49,114
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	145,000	140,287
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,115,000	1,118,308
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	180,503
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	465,471
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,560,000	1,414,742
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	73,506
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,749
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	2,486,000	2,184,667
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,720,000	1,481,092
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,069,000	1,002,415
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,800,645
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	12,602
		14,182,272
Theaters — 0.0%
Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	100,000	101,000
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	56,000	56,560
		157,560
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	659,491
Security Description	Principal Amount(19)	Value (Note 2)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	$31,000	$38,636
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	65,560
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	660,000	678,832
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	1,045,000	1,039,670
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	199,804
		2,681,993
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	549,387
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	114,000	102,457
		651,844
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	215,000	194,751
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,038,161
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	211,031
		1,443,943
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	118,000	116,230
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	181,099
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	152,050
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	62,000	62,547

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	$69,000	$67,437
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,296
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,126,408
		1,604,837
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	96,000	88,800
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	87,000	73,950
		162,750
Total U.S. Corporate Bonds & Notes (cost $301,790,855)		300,231,345
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	295,000	279,288
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	195,163
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	107,038
		581,489
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	83,808
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	252,000	258,314
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	114,000	112,336
		370,650
Banks-Commercial — 1.1%
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	1,175,000	1,189,266
Security Description	Principal Amount(19)		Value (Note 2)
Banks-Commercial (continued)
ANZ New Zealand Int'l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		$487,000	$488,242
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		247,000	245,340
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		2,240,000	2,422,441
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023		200,000	214,250
BPCE SA Company Guar. Notes 4.00% due 04/15/2024		600,000	623,457
BPCE SA Sub. Notes 4.50% due 03/15/2025*		248,000	238,661
BPCE SA Sub. Notes 5.15% due 07/21/2024*		780,000	792,779
BPCE SA Sub. Notes 5.70% due 10/22/2023*		725,000	764,478
Credit Suisse Senior Notes 1.38% due 05/26/2017		740,000	739,326
Credit Suisse Senior Notes 1.70% due 04/27/2018		188,000	187,260
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	260,000	321,591
Credit Suisse New York Senior Notes 3.00% due 10/29/2021		300,000	300,619
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020		193,000	213,944
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		260,000	261,558
Industrial & Commercial Bank of China, Ltd. Sub. Notes 4.88% due 09/21/2025*		905,000	890,187
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		606,000	605,452
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		389,000	388,618
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045		815,000	824,773

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*		$735,000	$728,851
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*		297,000	295,026
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.45% due 07/19/2016		575,000	577,141
			13,313,260
Banks-Export/Import — 0.1%
Export-Import Bank of China/The via Avi Funding Co., Ltd. Senior Notes 2.85% due 09/16/2020*		905,000	899,548
Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		590,000	594,008
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*		875,000	897,566
			1,491,574
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		294,000	296,176
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		207,000	224,869
Building Products-Cement — 0.1%
Cemex SAB de CV Senior Sec. Notes 4.38% due 03/05/2023	EUR	125,000	125,708
Cemex SAB de CV Senior Sec. Notes 4.38% due 03/05/2023*	EUR	190,000	191,075
West China Cement, Ltd. Company Guar. Notes 6.50% due 09/11/2019		250,000	243,748
			560,531
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		108,000	104,760
Cable/Satellite TV — 0.1%
Altice SA Company Guar. Notes 7.75% due 05/15/2022*		200,000	182,000
Security Description	Principal Amount(19)	Value (Note 2)
Cable/Satellite TV (continued)
British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*	$765,000	$769,800
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	218,493
		1,170,293
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	343,373
Digicel Group, Ltd. Senior Notes 7.13% due 04/01/2022	525,000	452,812
		796,185
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	65,800
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	174,915
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	173,968
Cruise Lines — 0.0%
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	100,000	97,750
Diversified Banking Institutions — 0.9%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000	928,778
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	192,552
BNP Paribas SA Company Guar. Notes 3.25% due 03/03/2023	250,000	251,662
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	497,300
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	245,745
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Notes 7.88% due 02/24/2041	230,000	236,831

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	$1,225,000	$1,218,018
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	618,000	616,294
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,215,000	1,177,181
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,405,000	1,384,481
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	221,460
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	238,439
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,550,000	1,896,310
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	544,879
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	195,000	196,549
UBS AG Senior Notes 1.80% due 03/26/2018	386,000	385,804
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	553,815
		10,786,098
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	71,167
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*	265,000	271,227
		342,394
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	185,753
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	83,000	66,465
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	$64,000	$41,280
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	55,000	51,219
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	151,000	122,216
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	139,416
		606,349
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	258,380
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	979,392
		1,237,772
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.13% due 11/28/2021	605,000	581,001
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	89,630
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	55,000	53,280
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,168
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	64,640
		73,808
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	115,703
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	65,000	52,821
		168,524

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	$93,000	$93,067
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	195,771
		288,838
Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.88% due 02/11/2020*	525,000	521,063
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	55,000	52,250
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	133,000	133,333
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	407,155
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	249,426
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	27,000	25,650
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	71,000	67,849
		750,080
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,925,000	3,940,618
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,239,084
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	166,000	162,604
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	800,000	726,363
Perrigo Co. PLC Company Guar. Notes 1.30% due 11/08/2016	320,000	317,592
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	205,000	202,398
		6,588,659
Security Description	Principal Amount(19)	Value (Note 2)
Metal-Diversified — 0.1%
Glencore Canada Corp. Company Guar. Notes 6.00% due 10/15/2015	$225,000	$225,000
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	499,195
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	205,000	143,586
		867,781
Non-Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	1,665,000	1,599,439
Oil Companies-Exploration & Production — 0.4%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000	11,925
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000	63,200
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000	462,381
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	422,126
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000	398,446
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	455,987
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	271,101
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	944,321
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	114,412
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	38,343
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	61,500
Nexen Energy ULC Company Guar. Notes 6.40% due 05/15/2037	355,000	417,530

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Nexen, Inc. Company Guar. Notes 6.20% due 07/30/2019		$100,000	$111,539
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		250,000	193,128
Zhaikmunai LLP Company Guar. Notes 7.13% due 11/13/2019		275,000	220,000
			4,185,939
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		25,000	24,962
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018		1,350,000	1,368,623
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		30,000	30,407
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		122,000	121,052
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021		95,000	105,097
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023		850,000	799,246
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		525,000	458,045
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		555,000	423,187
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029	GBP	450,000	414,131
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		590,000	384,975
Petroleos de Venezuela SA Company Guar. Notes 9.75% due 05/17/2035		715,000	259,188
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		61,000	48,953
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	12,500,000	680,276
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		152,000	152,157
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		675,000	667,475
Security Description	Principal Amount(19)	Value (Note 2)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	$300,000	$301,877
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,036,440
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	300,000	297,431
		7,573,522
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	100,000	95,500
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	144,750
Real Estate Operations & Development — 0.0%
Agile Property Holdings, Ltd. Company Guar. Notes 8.88% due 04/28/2017	165,000	165,825
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	110,000	101,475
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	75,000	49,500
		150,975
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	41,975
Semiconductor Components-Integrated Circuits — 0.0%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	450,000	445,920
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	31,000	28,210
ArcelorMittal Senior Notes 7.50% due 03/01/2041	50,000	40,250
		68,460
Telecom Services — 0.0%
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	200,000	184,000
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	252,850

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Deutsche Telekom International Finance BV Company Guar. Notes 8.75% due 06/15/2030	$420,000	$600,464
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	315,000	341,775
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	298,701
		1,493,790
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	499,420
Imperial Tobacco Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	399,766
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,056,239
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	312,936
		2,268,361
Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	327,003
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	165,000	173,304
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	457,507
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	2,100,000	2,031,790
		2,989,604
Total Foreign Corporate Bonds & Notes (cost $66,328,378)		64,954,496
U.S. GOVERNMENT AGENCIES — 17.7%
Federal Home Loan Bank — 0.3%
0.38% due 06/24/2016 2,365,000 2,362,732 1.88% due 12/09/2022	1,000,000	988,936
		3,351,668
Federal Home Loan Mtg. Corp. — 4.4%
0.88% due 03/07/2018	8,000,000	8,006,784
1.25% due 10/02/2019	1,272,000	1,269,423
1.89% due 02/01/2037 FRS	75,000	78,939
2.00% due 08/25/2016	8,055,000	8,169,921
2.38% due 01/13/2022	1,097,000	1,129,810
2.50% due 01/01/2028	223,347	229,940
Security Description	Principal Amount(19)	Value (Note 2)
2.50% due 04/01/2028	$757,541	$779,920
2.54% due 11/01/2037 FRS	463,757	494,867
3.00% due 08/01/2027	736,726	767,839
3.00% due 10/01/2042	405,832	412,530
3.00% due 11/01/2042	593,601	602,065
3.00% due 02/01/2043	1,300,246	1,319,425
3.00% due 04/01/2043	439,554	445,565
3.00% due 08/01/2043	1,753,747	1,777,756
3.00% due 07/01/2045	444,166	449,166
3.50% due 11/01/2041	463,650	484,304
3.50% due 03/01/2042	200,459	209,479
3.50% due 08/01/2042	1,094,890	1,144,591
3.50% due 09/01/2043	177,647	185,947
3.50% due 03/01/2045	1,357,149	1,413,773
3.50% due 07/01/2045	463,489	482,944
3.50% due 08/01/2045	609,161	635,807
3.50% due October TBA	6,000,000	6,242,813
3.75% due 03/27/2019	796,000	866,464
4.00% due 10/01/2043	988,817	1,054,013
4.00% due October TBA	2,700,000	2,874,160
4.50% due 01/01/2039	20,253	21,940
4.50% due October TBA	2,600,000	2,813,687
5.00% due 11/01/2043	749,999	826,343
5.00% due October TBA	2,000,000	2,190,938
5.50% due 01/01/2036	350,188	393,175
6.00% due 03/01/2040	26,043	29,434
6.25% due 07/15/2032	206,000	291,032
6.75% due 03/15/2031	100,000	146,086
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.84% due 04/25/2024(1)	535,000	530,693
Series 2014-HQ1, Class M1 1.84% due 08/25/2024(1)	384,483	385,777
Series 2015-DNA1, Class M2 2.04% due 10/25/2027(1)	460,000	457,766
Series 2014-DN1, Class M2 2.39% due 02/25/2024	867,000	873,230
Series 2014-DN4, Class M2 2.59% due 10/25/2024	380,000	382,896
Series 2015-DN1, Class M2 2.59% due 01/25/2025(1)	530,000	536,421
Series 2015-DNA2, Class M2 2.79% due 12/25/2027(1)	680,000	685,709
Series 2015-HQA1, Class M2 2.84% due 03/25/2028(1)	1,135,000	1,134,999
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(1)	33,959	34,307
Federal Home Loan Mtg. Corp., Structured Pass Through Certs VRS Series K701, Class X1 0.41% due 11/25/2017(3)(4)	2,297,674	11,309
Series K013, Class X1 0.81% due 01/25/2021(3)(4)	2,315,022	58,084

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Freddie Mac Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.08% due 10/25/2047*(3)	$730,000	$742,527
Series 2012-K19, Class B 4.18% due 05/25/2045*(3)	20,037	21,337
		54,095,935
Federal National Mtg. Assoc. — 11.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.79% due 01/25/2024(1)	697,976	700,431
Series 2014-C02, Class 2M2 2.79% due 05/25/2024(1)	60,000	53,897
Series 2014-C03, Class 2M2 3.09% due 07/25/2024(1)	255,000	231,395
Series 2014-C03, Class 1M2 3.19% due 07/25/2024(1)	345,000	312,067
Series 2014-C04, Class 1M2 5.09% due 11/25/2024(1)	150,000	150,469
Federal National Mtg. Assoc. zero coupon due 10/09/2019	7,452,000	6,920,151
0.88% due 10/26/2017	1,700,000	1,705,098
0.88% due 05/21/2018	5,955,000	5,951,421
1.63% due 10/26/2015	750,000	750,749
2.01% due 09/01/2035 FRS	426,961	447,529
2.23% due 05/01/2037 FRS	124,895	131,703
2.32% due 05/01/2040 FRS	460,727	490,974
2.35% due 07/01/2039 FRS	320,402	337,935
2.38% due 04/11/2016	1,245,000	1,258,885
2.42% due 10/01/2035 FRS	437,191	465,374
2.50% due 11/01/2036 FRS	204,140	218,117
2.50% due 04/01/2028	484,744	498,806
2.50% due October TBA	5,400,000	5,402,106
2.59% due 10/01/2040 FRS	128,880	136,838
2.61% due 08/01/2035 FRS	257,971	275,601
2.63% due 09/06/2024	2,025,000	2,073,709
2.64% due 03/01/2027	307,269	302,992
2.78% due 03/01/2027	593,000	589,305
2.97% due October TBA	2,325,000	2,329,639
3.00% due 10/01/2027	747,380	781,872
3.00% due 11/01/2027	283,513	296,583
3.00% due 03/01/2042	719,135	731,886
3.00% due 12/01/2042	209,070	212,600
3.00% due 05/01/2043	546,583	555,646
3.00% due 02/01/2045	485,013	492,031
3.00% due October TBA	9,417,000	9,635,579
3.03% due 10/01/2040 FRS	252,360	268,429
3.13% due 02/01/2027	402,000	411,357
3.50% due 08/01/2026	301,932	319,463
3.50% due 09/01/2026	372,286	394,830
3.50% due 08/01/2027	83,551	88,321
3.50% due 10/01/2028	118,230	125,783
3.50% due 03/01/2042	481,764	503,847
3.50% due 06/01/2042	326,525	341,344
3.50% due 07/01/2042	85,421	88,239
3.50% due 08/01/2042	1,178,718	1,228,530
Security Description	Principal Amount(19)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2043	$816,039	$852,886
3.50% due October TBA	52,523,000	54,806,715
4.00% due 06/01/2039	236,707	256,903
4.00% due 10/01/2040	308,475	329,736
4.00% due 11/01/2040	448,524	479,324
4.00% due 10/01/2041	385,949	412,738
4.00% due 11/01/2041	401,984	429,294
4.00% due 10/01/2043	114,870	123,007
4.00% due 11/01/2043	364,075	388,616
4.00% due 12/01/2043	424,234	459,164
4.00% due 10/01/2044	1,217,260	1,300,022
4.00% due 11/01/2044	433,968	463,631
4.00% due October TBA	7,400,000	7,869,291
4.50% due 10/01/2024	84,067	88,619
4.50% due 01/01/2039	23,246	25,237
4.50% due 06/01/2039	290,730	318,205
4.50% due 09/01/2039	201,083	218,458
4.50% due 05/01/2041	221,324	240,609
4.50% due 07/01/2041	135,889	147,799
4.50% due 03/01/2042	555,318	603,564
4.50% due October TBA	9,236,000	10,011,968
5.00% due 03/15/2016	55,000	56,194
5.00% due 05/01/2040	364,228	401,105
5.00% due 06/01/2040	47,430	52,376
5.00% due 07/01/2040	872,181	962,936
5.00% due October TBA	970,000	1,068,762
5.50% due 12/01/2029	72,623	81,022
5.50% due 08/01/2037	262,752	293,067
5.50% due 06/01/2038	182,640	205,453
5.50% due October TBA	1,900,000	2,122,248
6.00% due 11/01/2038	20,756	23,430
6.00% due 06/01/2040	168,103	189,664
6.50% due 10/01/2037	2,047	2,339
6.63% due 11/15/2030	871,000	1,257,559
7.25% due 05/15/2030	2,260,000	3,412,390
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	680,798	680,792
		138,846,654
Government National Mtg. Assoc. — 1.6%
3.00% due 02/20/2045	535,687	547,447
3.00% due 05/20/2045	399,566	408,338
3.00% due 07/20/2045	2,393,313	2,445,855
3.00% due October TBA	446,000	455,120
3.50% due 03/20/2045	425,066	446,077
3.50% due 04/20/2045	646,727	678,694
3.50% due 10/21/2045	3,699,000	3,871,253
4.00% due 03/15/2039	200,205	213,573
4.00% due 04/15/2039	16,733	17,846
4.00% due 05/15/2039	69,290	73,919
4.00% due 08/15/2039	20,873	22,303
4.00% due 10/15/2039	73,186	78,074
4.00% due 03/15/2040	72,623	77,622
4.00% due 09/15/2040	43,361	46,265
4.00% due 10/15/2040	44,325	47,324
4.00% due 12/15/2040	30,523	32,616

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 01/15/2041	$36,071	$38,563
4.00% due 02/15/2041	21,256	22,671
4.00% due 06/15/2041	194,793	209,005
4.00% due 07/15/2041	70,192	74,931
4.00% due 08/15/2041	585,522	626,076
4.00% due 09/15/2041	132,354	141,372
4.00% due 10/15/2041	243,339	260,011
4.00% due 11/15/2041	253,553	270,547
4.00% due 12/15/2041	266,401	284,133
4.00% due 01/15/2042	63,906	68,157
4.00% due 02/15/2042	20,733	22,144
4.00% due 03/15/2042	153,814	164,053
4.00% due 04/15/2042	11,941	12,737
4.00% due 03/20/2044	306,578	327,486
4.50% due 04/15/2018	16,766	17,404
4.50% due 05/15/2018	102,846	106,275
4.50% due 08/15/2018	5,768	5,972
4.50% due 09/15/2018	57,515	59,487
4.50% due 10/15/2018	232,431	241,272
4.50% due 09/15/2033	92,772	101,498
4.50% due 03/15/2039	159,182	173,068
4.50% due 05/15/2039	99,100	107,592
4.50% due 07/15/2039	59,493	64,675
4.50% due 10/15/2039	219,891	239,252
4.50% due 11/15/2039	5,443	5,906
4.50% due 01/15/2040	76,656	83,400
4.50% due 02/15/2040	104,754	114,298
4.50% due 03/15/2040	74,591	81,212
4.50% due 04/15/2040	4,196	4,550
4.50% due 05/15/2040	17,415	18,881
4.50% due 07/15/2040	59,700	65,647
4.50% due 04/15/2041	30,008	32,534
4.50% due 05/15/2041	202,264	221,408
4.50% due 06/15/2041	36,550	40,075
4.50% due 07/15/2041	194,981	211,643
4.50% due 08/15/2041	170,542	185,081
5.00% due 06/15/2033	4,669	5,211
5.00% due 08/15/2033	29,055	32,485
5.00% due 09/15/2033	57,073	63,902
5.00% due 10/15/2033	32,786	36,612
5.00% due 11/15/2033	6,225	7,008
5.00% due 06/15/2034	128,270	143,657
5.00% due 05/15/2035	4,547	5,068
5.00% due 09/15/2035	4,114	4,608
5.00% due 11/15/2035	173,331	192,206
5.00% due 02/15/2036	74,511	82,648
5.00% due 02/20/2036	236,374	262,204
5.00% due 03/15/2036	27,303	30,036
5.00% due 05/15/2036	91,862	102,742
5.00% due 06/15/2036	45,084	49,618
5.00% due 08/15/2036	2,983	3,283
5.00% due 08/15/2038	357,357	394,128
5.50% due 02/15/2032	3,782	4,232
5.50% due 03/15/2032	7,279	8,278
5.50% due 12/15/2032	7,105	8,136
5.50% due 01/15/2033	3,947	4,498
Security Description	Principal Amount(19)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 02/15/2033	$23,029	$26,020
5.50% due 03/15/2033	100,556	114,167
5.50% due 04/15/2033	86,311	98,086
5.50% due 05/15/2033	718	720
5.50% due 06/15/2033	96,039	108,828
5.50% due 07/15/2033	343,959	388,492
5.50% due 08/15/2033	67,761	77,031
5.50% due 09/15/2033	12,480	14,209
5.50% due 11/15/2033	71,810	80,410
5.50% due 12/15/2033	3,769	4,261
5.50% due 01/15/2034	143,566	163,502
5.50% due 02/15/2034	56,416	63,159
6.00% due 04/15/2028	170,263	196,591
6.00% due 01/15/2029	27,627	31,040
6.00% due 03/15/2029	24,585	27,622
6.00% due 11/15/2031	12,893	14,485
6.00% due 12/15/2031	20,619	23,454
6.00% due 04/15/2032	21,694	25,059
6.00% due 09/15/2032	17,795	20,567
6.00% due 10/15/2032	90,930	105,041
6.00% due 11/15/2032	28,827	33,214
6.00% due 01/15/2033	4,316	4,985
6.00% due 02/15/2033	43,537	49,773
6.00% due 03/15/2033	15,166	17,112
6.00% due 09/15/2033	21,779	24,470
6.00% due 01/15/2034	188,158	211,404
6.00% due 03/15/2034	17,220	19,347
6.00% due 05/15/2034	6,540	7,348
6.00% due 07/15/2034	16,189	18,650
6.00% due 08/15/2034	191,976	221,776
6.00% due 09/15/2034	17,351	19,838
6.00% due 11/15/2034	75,129	84,410
6.00% due 03/15/2035	53,779	60,783
6.00% due 08/15/2035	131,635	149,374
6.00% due 01/15/2036	46,952	52,970
6.00% due 02/15/2036	39,805	44,723
6.00% due 04/15/2036	127,653	145,946
6.00% due 05/15/2036	47,030	53,677
6.00% due 06/15/2036	127,383	146,788
6.00% due 07/15/2036	10,289	11,560
6.00% due 08/15/2036	104,427	117,924
6.00% due 09/15/2036	84,535	94,979
6.00% due 10/15/2036	203,820	231,599
6.00% due 11/15/2036	82,568	92,768
6.00% due 12/15/2036	15,707	17,970
6.50% due 09/15/2028	5,892	6,756
6.50% due 09/15/2031	11,614	13,345
6.50% due 10/15/2031	6,360	7,293
6.50% due 11/15/2031	2,602	2,983
6.50% due 12/15/2031	6,700	7,682
7.50% due 09/15/2030	21,794	22,499
		19,182,592

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	$105,000	$107,049
4.25% due 09/15/2065	86,000	86,428
		193,477
Total U.S. Government Agencies (cost $213,097,421)		215,670,326
U.S. GOVERNMENT TREASURIES — 38.4%
United States Treasury Bonds — 6.8%
2.50% due 02/15/2045	12,569,000	11,571,009
2.75% due 08/15/2042	5,928,000	5,779,954
2.75% due 11/15/2042	1,812,000	1,764,152
2.88% due 05/15/2043	5,218,000	5,201,287
2.88% due 08/15/2045	1,428,000	1,427,293
3.00% due 11/15/2044	3,061,000	3,125,807
3.00% due 05/15/2045	1,368,000	1,399,955
3.13% due 11/15/2041	1,919,000	2,023,545
3.13% due 02/15/2042	547,000	575,675
3.13% due 02/15/2043	1,770,000	1,853,615
3.13% due 08/15/2044	1,728,000	1,808,551
3.38% due 05/15/2044	869,000	953,750
3.50% due 02/15/2039	1,764,000	1,989,737
3.63% due 08/15/2043	3,158,000	3,634,662
3.63% due 02/15/2044	3,144,000	3,615,518
3.75% due 08/15/2041	427,000	501,191
3.88% due 08/15/2040	1,626,000	1,936,634
4.25% due 05/15/2039	67,000	84,441
4.25% due 11/15/2040	1,100,000	1,386,802
4.38% due 02/15/2038	1,183,000	1,521,265
4.38% due 11/15/2039	1,271,000	1,630,918
4.38% due 05/15/2040	953,000	1,223,091
4.50% due 02/15/2036	1,604,000	2,103,203
4.63% due 02/15/2040	1,187,000	1,577,381
4.75% due 02/15/2041	1,123,000	1,523,010
5.25% due 11/15/2028	1,297,000	1,735,750
5.25% due 02/15/2029	1,966,000	2,639,304
5.38% due 02/15/2031	853,000	1,183,827
6.13% due 11/15/2027	544,000	771,984
6.25% due 08/15/2023	1,613,000	2,133,151
6.38% due 08/15/2027	1,217,000	1,753,399
6.75% due 08/15/2026	377,000	547,700
7.88% due 02/15/2021	1,267,000	1,685,373
8.13% due 08/15/2019	39,000	49,301
8.13% due 05/15/2021	13,000	17,616
8.75% due 05/15/2017	1,725,000	1,952,978
8.75% due 05/15/2020	1,035,000	1,378,585
8.75% due 08/15/2020	1,389,000	1,872,039
9.00% due 11/15/2018	3,770,000	4,698,902
9.13% due 05/15/2018	32,000	38,933
		82,671,288
United States Treasury Notes — 31.6%
0.13% due 04/15/2018 TIPS(12)	463,557	463,019
0.25% due 10/31/2015	143,000	143,006
0.25% due 01/15/2025 TIPS(12)	19,814,454	18,991,698
Security Description	Principal Amount(19)	Value (Note 2)
United States Treasury Notes (continued)
0.38% due 01/31/2016	$5,371,000	$5,376,038
0.38% due 03/15/2016	1,813,000	1,814,818
0.38% due 07/15/2025 TIPS(12)	19,905,999	19,390,473
0.50% due 03/31/2017	2,500,000	2,499,578
0.50% due 04/30/2017	1,000,000	999,245
0.50% due 07/31/2017	3,421,000	3,414,675
0.63% due 05/31/2017	4,793,000	4,796,556
0.63% due 07/31/2017	560,000	560,212
0.63% due 08/31/2017	12,809,000	12,808,501
0.63% due 11/30/2017	4,916,000	4,907,038
0.63% due 04/30/2018	2,441,000	2,428,478
0.75% due 06/30/2017	10,430,000	10,458,651
0.75% due 12/31/2017	50,000	50,021
0.88% due 11/30/2016	10,404,000	10,456,696
0.88% due 01/31/2017	10,928,000	10,984,629
0.88% due 02/28/2017	4,356,000	4,378,573
0.88% due 07/31/2019	4,664,000	4,612,379
1.00% due 08/31/2016	13,077,000	13,150,048
1.00% due 09/30/2016	10,153,000	10,214,476
1.00% due 10/31/2016	6,506,000	6,547,677
1.00% due 03/31/2017	6,007,000	6,050,803
1.00% due 06/30/2019	6,919,000	6,884,945
1.13% due 05/31/2019	5,211,000	5,211,610
1.13% due 12/31/2019	1,985,000	1,973,576
1.25% due 11/30/2018	6,968,000	7,023,890
1.25% due 01/31/2019	18,191,000	18,311,806
1.25% due 02/29/2020	7,778,000	7,762,405
1.38% due 07/31/2018	1,587,000	1,608,263
1.38% due 09/30/2018	7,787,000	7,887,787
1.38% due 12/31/2018	3,941,000	3,985,541
1.38% due 02/28/2019	6,215,000	6,278,847
1.38% due 03/31/2020	722,000	724,181
1.38% due 04/30/2020	261,000	261,693
1.38% due 05/31/2020	4,553,000	4,561,182
1.50% due 08/31/2018	4,979,000	5,063,409
1.50% due 01/31/2022	13,912,000	13,756,213
1.63% due 07/31/2020	500,000	506,107
1.63% due 08/15/2022	9,967,000	9,882,639
1.63% due 11/15/2022	8,502,000	8,419,633
1.75% due 10/31/2020	3,843,000	3,903,047
1.75% due 05/15/2022	4,641,000	4,648,008
1.75% due 05/15/2023	18,737,000	18,577,436
1.88% due 08/31/2017	3,079,000	3,150,922
1.88% due 10/31/2017	984,000	1,008,139
2.00% due 01/31/2016	1,737,000	1,747,992
2.00% due 05/31/2021	3,075,000	3,148,431
2.00% due 11/15/2021	4,434,000	4,524,760
2.00% due 07/31/2022	87,000	88,493
2.00% due 02/15/2023	4,961,000	5,026,500
2.00% due 02/15/2025	2,549,000	2,539,044
2.00% due 08/15/2025	7,114,000	7,076,395
2.13% due 12/31/2015	159,000	159,814
2.13% due 06/30/2021	6,094,000	6,278,246
2.13% due 08/15/2021	7,667,000	7,891,620
2.13% due 06/30/2022	950,000	974,740
2.13% due 05/15/2025	3,018,000	3,036,156

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 11/15/2024	$4,164,000	$4,241,859
2.38% due 05/31/2018	4,163,000	4,331,256
2.38% due 08/15/2024	5,657,000	5,826,416
2.50% due 08/15/2023	6,555,000	6,851,509
2.50% due 05/15/2024	478,000	497,904
2.63% due 04/30/2016	4,372,000	4,432,740
2.63% due 08/15/2020	922,000	975,747
2.63% due 11/15/2020	2,646,000	2,798,007
2.75% due 12/31/2017	318,000	332,236
2.75% due 02/15/2019	1,649,000	1,740,983
3.13% due 05/15/2019	2,092,000	2,240,511
3.13% due 05/15/2021	7,000	7,590
3.38% due 11/15/2019	816,000	886,316
3.50% due 05/15/2020	699,000	766,288
3.63% due 08/15/2019	19,000	20,751
3.63% due 02/15/2020	3,814,000	4,189,988
3.63% due 02/15/2021	3,869,000	4,292,725
4.00% due 08/15/2018	29,000	31,578
4.25% due 11/15/2017	69,000	74,157
4.50% due 05/15/2017	30,000	31,909
		383,951,228
Total U.S. Government Treasuries (cost $457,012,340)		466,622,516
MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	432,897
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	178,492
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	773,014
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	100,823
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	165,048
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	173,835
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	35,905
Security Description	Principal Amount(19)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$258,000	$252,154
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	183,848
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	199,027
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	183,604
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	1,675,000	519,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	243,350
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	290,000	89,900
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	849,836
State of California General Obligation Bonds 7.60% due 11/01/2040	155,000	226,841
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	444,813
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	295,000	276,356
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	579,703
Total Municipal Bonds & Notes (cost $6,264,831)		5,908,696

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
LOANS(7)(8)(13) — 1.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	$526,137	$518,903
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.50% due 05/16/2022	671,787	661,430
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.00% due 07/08/2022	23,902	23,928
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	155,604	155,771
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	130,500
		310,199
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	221,625	219,520
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	111,533	110,046
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	244,914	242,533
Building Products-Cement — 0.0%
Summit Materials LLC FRS BTL-B 7.25% due 07/18/2022	99,750	99,334
Cable/Satellite TV — 0.1%
CCO Safari III LLC FRS BTL 3.50% due 01/24/2023	200,000	198,625
CSC Holdings, Inc. FRS BTL 5.00% due 09/23/2022	230,000	228,234
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,535	58,041
Numericable US LLC FRS BTL-B2 4.50% due 05/21/2020	50,640	50,213
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	129,425	127,214
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	83,404	81,979
Security Description	Principal Amount(19)	Value (Note 2)
Cable/Satellite TV (continued)
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	$137,171	$134,828
		879,134
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 1.50% due 03/01/2017(14)(21)	100,616	93,627
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	244,962	242,742
		336,369
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	167,084	163,742
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.75% due 05/12/2022	144,638	125,593
Minerals Technologies, Inc. FRS Term Loan B 3.75% due 05/10/2021	95,551	94,835
		220,428
Coal — 0.0%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	244,948	136,355
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	186,675	170,714
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	196,506	193,477
ON Assignment, Inc. FRS BTL 3.75% due 06/03/2022	210,206	210,075
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	443,245	443,165
		1,017,431
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS BTL 4.75% due 05/02/2021	98,750	98,454
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	137,545	136,170
		234,624

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
LOANS(7)(8)(13) (continued)
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 3.25% due 04/29/2020	$247,463	$245,435
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	133,313	132,729
Owens-Illinois, Inc. BTL-B 3.50% due 09/01/2022	119,700	119,974
		252,703
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	577,179	573,091
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	119,008	118,859
		691,950
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.69% due 03/23/2018	250,000	247,695
First Data Corp. FRS BTL 3.94% due 07/08/2022	530,000	526,290
		773,985
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	138,250	136,176
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	129,027	127,543
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 4.25% due 10/01/2022	165,000	164,587
Univar, Inc. FRS BTL 4.25% due 07/01/2022	165,000	162,216
		326,803
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	124,370	122,474
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	177,750	176,269
Security Description	Principal Amount(19)	Value (Note 2)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	$386,763	$316,372
		615,115
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(14)	155,198	154,907
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	171,703	171,489
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 02/28/2020	245,008	244,587
NXP BV FRS BTL-D 3.25% due 01/11/2020	186,200	185,641
		601,717
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/13/2020	186,875	186,719
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	265,950	261,296
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	116,875
		378,171
Food-Meat Products — 0.0%
JBS USA, LLC FRS BTL-B 1.50% due 09/19/2022	460,000	459,226
Food-Misc./Diversified — 0.0%
New HB Acquisition LLC FRS BTL 4.50% due 08/03/2022	135,000	135,041
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B4 5.50% due 08/25/2021	178,682	178,702
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	153,838	151,780

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
LOANS(7)(8)(13) (continued)
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	$116,470	$115,086
Independent Power Producers — 0.0%
Calpine Corp. FRS Delayed Draw 4.00% due 10/31/2020	127,725	127,337
NRG Energy, Inc. FRS BTL-B 2.75% due 07/01/2018	244,975	239,837
		367,174
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	344,750	336,418
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	329,160	325,320
		661,738
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	318,484	298,897
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	274,424
		573,321
Internet Connectivity Services — 0.0%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	489,951	486,583
Investment Management/Advisor Services — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	566,423	566,954
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	131,885	131,885
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	245,000	231,389
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	343,000	339,876
		571,265
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 08/20/2019	192,529	191,166
Security Description	Principal Amount(19)	Value (Note 2)
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	$83,019	$82,535
Medical-Drugs — 0.1%
Endo Luxembourg Finance Co. FRS BTL-B 3.75% due 09/26/2022	365,000	363,631
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	166,444	166,117
Valeant Pharmaceuticals International, Inc. FRS BTL-B 4.00% due 04/01/2022	114,425	113,081
		642,829
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	36,419	36,363
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	172,717	172,765
		209,128
Metal Processors & Fabrication — 0.1%
AFGlobal Corp FRS 1st Lien 5.00% due 12/19/2019	98,008	66,645
Crosby US Acquisition Corp. FRS 1st Lien 3.75% due 11/23/2020	535,463	463,175
		529,820
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	178,200	168,733
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/16/2021	99,000	36,960
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	216,396	131,461
		168,421
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	56,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
LOANS(7)(8)(13) (continued)
Oil Companies-Exploration & Production (continued)
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	$100,000	$44,500
		100,500
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	249,395	246,277
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	117,900	116,868
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	270,402
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/30/2021	400,000	394,357
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/29/2022	120,000	115,200
		509,557
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.00% due 01/31/2021	191,588	190,953
Real Estate Management/Services — 0.0%
DTZ U.S. Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	249,375	246,725
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	178,862	107,317
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	209,475	207,599
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/09/2021	183,150	181,490
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	99,000	98,918
Security Description	Principal Amount(19)	Value (Note 2)
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC FRS BTL 4.25% due 10/01/2019	$190,315	$190,244
Retail-Consumer Discretionary — 0.0%
Party City Holdings Inc. 2015 FRS BTL-B 4.25% due 08/19/2022	286,000	285,404
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	619,508	615,566
Retail-Office Supplies — 0.0%
Staples, Inc. Term Loan FRS BTL-B 3.50% due 04/23/2021	145,000	144,329
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	463,838	462,823
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	154,225	153,390
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591	518,876
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	307,159	300,555
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	105,796	104,507
Telecom Services — 0.0%
Altice Financing SA FRS BTL 5.25% due 02/04/2022	109,725	109,771
Telecommunication Equipment — 0.0%
CommScope Finance LLC FRS BTL-B 3.75% due 12/29/2022	120,000	119,663
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000	421,724
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000	199,350
		621,074

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)		Value (Note 2)
LOANS(7)(8)(13) (continued)
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020		$142,833	$142,000
Tribune Media Co. FRS BTL 3.75% due 12/28/2020		620,871	617,378
			759,378
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/09/2019		118,625	117,921
Transport-Services — 0.0%
Kenan Advantage Group, Inc. FRS BTL Delayed Draw 1.50% due 01/31/2017(15)		10,000	9,967
Kenan Advantage Group, Inc. FRS BTL 4.00% due 07/29/2022		65,000	64,783
Kenan Advantage Group, Inc. FRS BTL 4.00% due 07/29/2022		20,000	19,933
			94,683
Total Loans (cost $23,709,377)			22,907,449
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Central Bank — 0.0%
Republic of Tunisie Senior Notes 5.75% due 01/30/2025		560,000	533,400
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	160,353
Sovereign — 1.3%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(12)	BRL	2,569,677	625,178
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(12)	BRL	2,572,376	650,033
Commonwealth of Jamaica Senior Notes 6.75% due 04/28/2028		515,000	517,575
Dominican Republic Senior Notes 5.50% due 01/27/2025*		535,000	516,275
Federal Republic of Nigeria Bonds 12.15% due 07/18/2034	NGN	29,730,000	121,450
Security Description	Principal Amount(19)		Value (Note 2)
Sovereign (continued)
Government of Canada Senior Notes 0.88% due 02/14/2017		$181,000	$181,666
Government of Romania Bonds 5.85% due 04/26/2023	RON	410,000	119,931
Kingdom of Thailand Senior Notes 3.85% due 12/12/2025	THB	11,573,000	347,905
Malaysia Government Bond Senior Notes 3.49% due 03/31/2020	MYR	1,760,000	395,495
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(12)	UYU	16,686,635	384,524
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(12)	UYU	23,826,268	667,054
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(12)	UYU	5,521,316	152,489
Republic of Colombia Bonds 3.00% due 03/25/2033(12)	COP	1,242,731,790	337,270
Republic of Colombia Bonds 3.50% due 03/10/2021(12)	COP	704,535,569	231,051
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	124,600,000	243,236
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	27,110,000	113,666
Republic of Kazakhstan Notes 5.13% due 07/21/2025*		450,000	433,215
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	2,610,000	710,674
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	9,135,000	639,058
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	8,230,000	562,523
Republic of Turkey Bonds 2.50% due 05/04/2016(12)	TRY	4,872,316	1,589,560
Republic of Turkey Senior Notes 4.88% due 04/16/2043		590,000	491,175
Russian Federation Bonds 7.50% due 02/27/2019	RUB	12,580,000	173,836
Russian Federation Senior Notes 7.85% due 03/10/2018	RUB	85,000,000	1,212,743

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Shares/ Principal Amount(19)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Senior Notes 3.00% due 03/06/2045	EUR	310,000	$284,476
United Mexican States FRS Bonds 3.07% due 05/28/2020	MXN	26,928,500	1,578,017
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	315,425
United Mexican States Senior Notes 3.60% due 01/30/2025		210,000	205,537
United Mexican States Senior Notes 4.75% due 03/08/2044		222,000	202,575
United Mexican States Senior Notes 5.63% due 03/19/2114	GBP	300,000	435,729
United Mexican States Bonds 10.00% due 12/05/2024	MXN	7,597,800	572,525
			15,011,866
Total Foreign Government Obligations (cost $17,589,294)			15,705,619
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	5,131
Television — 0.0%
ION Media Networks, Inc.†(5)(10)		22	14,233
Total Common Stocks (cost $0)			19,364
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%		7,606	180,186
Telecom Services — 0.0%
Qwest Corp. 6.13%		14,710	353,040
Total Preferred Securities (cost $557,871)			533,226
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(16)	EUR	1,200,000	1,304,005
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/19/2018(16)		600,000	633,750
Banco do Brasil SA FRS 6.25% due 04/15/2024(16)		455,000	213,850
Banco Santander SA FRS 6.25% due 03/19/2019(16)	EUR	1,400,000	1,474,409
Banco Santander SA FRS 6.25% due 09/11/2021(16)	EUR	200,000	207,836
Security Description	Principal Amount(19)		Value (Note 2)
Banks-Commercial (continued)
ING Groep NV FRS 6.00% due 04/16/2020(16)		$320,000	$314,000
KBC Groep NV FRS 5.63% due 03/19/2019(16)	EUR	170,000	185,209
Rabobank Nederland FRS 5.50% due 06/29/2020(16)	EUR	200,000	222,363
Standard Chartered PLC FRS 6.50% due 04/02/2020*(16)		270,000	251,166
			4,806,588
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(16)		177,000	174,345
State Street Capital Trust IV FRS 1.34% due 06/01/2077		300,000	241,500
			415,845
Banks-Super Regional — 0.1%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(16)		97,000	95,788
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(16)		209,000	195,937
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(16)		163,000	166,871
Wells Fargo Capital X 5.95% due 12/01/2086(16)		84,000	84,210
			542,806
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(16)	GBP	770,000	1,139,948
Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(16)		283,000	275,925
Barclays PLC FRS 8.00% due 12/15/2020(16)	EUR	310,000	365,879
Barclays PLC FRS 8.25% due 12/15/2018(16)		570,000	593,682
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(16)		302,000	297,243
Credit Agricole SA FRS 6.50% due 06/23/2021(16)	EUR	410,000	455,270
Credit Agricole SA FRS 6.63% due 09/23/2019*(16)		408,000	392,190
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(16)		417,000	390,937
Deutsche Bank AG FRS 7.50% due 04/30/2025(16)		400,000	381,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(16)		100,000	97,688

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC FRS 5.25% due 09/16/2022(16)	EUR	200,000	$212,027
HSBC Holdings PLC FRS 5.63% due 01/17/2020(16)		600,000	577,500
HSBC Holdings PLC FRS 6.38% due 03/30/2025(16)		206,000	196,473
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(16)		192,000	191,760
Lloyds Banking Group PLC FRS 6.38% due 06/27/2020(16)	EUR	710,000	812,339
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(16)	GBP	450,000	672,163
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(16)		720,000	718,423
Societe Generale SA FRS 6.00% due 01/27/2020*(16)		377,000	347,782
Societe Generale SA FRS 8.25% due 11/29/2018(16)		740,000	770,303
UBS Group AG FRS 5.75% due 02/19/2022(16)	EUR	200,000	223,569
UniCredit SpA FRS 8.00% due 06/03/2024(16)		210,000	200,209
			8,172,362
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	126,229
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		142,000	140,793
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	241,500
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		65,000	64,512
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		167,000	172,344
			236,856
Insurance-Multi-line — 0.0%
MetLife Capital Trust IV 7.88% due 12/15/2067*		150,000	183,750
MetLife, Inc. 6.40% due 12/15/2066		189,000	206,010
			389,760
Security Description	Shares/ Principal Amount(19)		Value (Note 2)
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		$250,000	$369,375
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	473,535
			842,910
Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		83,000	79,473
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	300,046
Total Preferred Securities/Capital Securities (cost $19,027,633)			17,435,122
EXCHANGE-TRADED FUNDS — 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund		9,400	798,906
iShares Barclays 10-20 Year Treasury Bond Fund		2,000	274,520
iShares Barclays 20+ Year Treasury Bond Fund		3,600	444,744
iShares Barclays 3-7 Year Treasury Bond Fund		6,200	772,830
iShares Barclays 7-10 Year Treasury Bond Fund		3,400	366,758
Total Exchange-Traded Funds (cost $2,516,260)			2,657,758
OPTIONS — PURCHASED†(10)(17) — 0.0%
Call Options — Purchased (cost $5,015)	HKD	11,470,000	6,619
Total Long-Term Investment Securities (cost $1,248,621,866)			1,253,506,317
REPURCHASE AGREEMENTS — 5.7%
Bank of America Securities LLC Joint Repurchase Agreement(20)		$6,450,000	6,450,000
Barclays Capital, Inc. Joint Repurchase Agreement(20)		8,930,000	8,930,000
BNP Paribas SA Joint Repurchase Agreement(20)		8,930,000	8,930,000
Deutsche Bank AG Joint Repurchase Agreement(20)		6,375,000	6,375,000
RBS Securities, Inc. Joint Repurchase Agreement(20)		9,940,000	9,940,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(19)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank and Trust Co, bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount $4,343,000 collateralized by $4,343,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $4,431,172 (cost $4,343,000)	$4,343,000	$4,343,000
Agreement with State Street Bank and Trust Co, bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount $23,969,000 collateralized by $23,969,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $24,449,400 (cost $23,969,000)	23,969,000	23,969,000
Total Repurchase Agreements (cost $68,937,000)		68,937,000
TOTAL INVESTMENTS (cost $1,317,558,866)(18)	108.7%	1,322,443,317
Liabilities in excess of other assets	(8.7)	(106,154,369)
NET ASSETS	100.0%	$1,216,288,948

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $144,357,521 representing 11.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at September 30, 2015. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(10)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $111,284 representing 0.0% of net assets.

(11)  Security in default of interest and principal at maturity.

(12)  Principal Amount of security is adjusted for inflation.

(13)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(14)  Company has filed for Chapter 11 bankruptcy protection.

(15)  All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 13.

(16)  Perpetual maturity — maturity date reflects the next call date.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

(17)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	$7.75	HKD	11,470,000	$5,015	$6,619	$1,604

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  See Note 2 for details of Joint Repurchase Agreements.

(21)  Security in default.

BR — Bearer Shares

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CRC — Costa Rican Colon

DIP — Debtors in Possession Financing

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	940,000	USD	1,010,567	03/15/2017	$—	$(55,398)
	PLN	2,730,000	USD	719,989	12/16/2015	3,142	—
	TRY	1,235,000	USD	396,367	12/16/2015	—	(2,479)
	USD	423,881	EUR	370,000	03/15/2017	—	(4,299)
						3,142	(62,176)
Barclays Bank PLC	IDR	3,774,000,000	USD	261,448	05/18/2016	24,412	—
	KES	9,896,000	USD	90,374	12/16/2015	—	(2,810)
	USD	742,417	MYR	3,133,000	12/16/2015	—	(30,977)
						24,412	(33,787)
BNP Paribas SA	COP	68,896,000	USD	21,969	12/16/2015	—	(148)
	CZK	13,790,000	USD	574,201	12/16/2015	6,179	—
	RUB	23,331,000	USD	342,348	12/16/2015	—	(5,287)
	USD	795,388	NGN	144,363,000	10/08/2015	—	(71,329)
	ZAR	7,928,000	USD	564,138	12/17/2015	—	(379)
						6,179	(77,143)
Citibank N.A.	CRC	134,528,000	USD	247,476	12/16/2015	—	(1,887)
	EUR	5,442,000	USD	6,119,725	10/30/2015	36,286	—
	GBP	1,236,000	USD	1,877,260	10/30/2015	7,749	—
	NGN	144,363,000	USD	657,465	10/08/2015	—	(66,595)
	NGN	36,120,000	USD	161,250	12/16/2015	—	(14,738)
	THB	12,730,000	USD	347,008	12/16/2015	—	(2,780)
	USD	452,294	KES	49,481,000	12/16/2015	13,638	—
	USD	439,663	RSD	47,000,000	12/16/2015	—	(3,133)
	UYU	13,210,000	USD	444,706	12/16/2015	7,940	—
	ZAR	11,020,000	USD	789,067	12/17/2015	4,382	—
						69,995	(89,133)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	RUB	46,618,000	USD	685,347	12/16/2015	$—	$(9,267)
Deutsche Bank AG	CNY	2,695,000	USD	408,953	07/28/2016	—	(3,784)
	HKD	11,755,000	USD	1,516,296	12/16/2015	—	(415)
	MYR	6,265,000	USD	1,421,602	12/16/2015	—	(1,052)
	USD	582,020	INR	39,330,000	12/16/2015	10,490	—
						10,490	(5,251)
Goldman Sachs International	CNY	470,000	USD	71,483	07/28/2016	—	(497)
	COP	733,300,000	USD	236,931	12/16/2015	1,519	—
	HKD	5,735,000	USD	739,599	03/03/2016	—	(249)
	HUF	65,200,000	USD	231,181	12/16/2015	—	(1,174)
	USD	718,578	MYR	3,133,000	12/16/2015	—	(7,138)
	USD	132,695	RSD	14,209,000	12/16/2015	—	(723)
	USD	1,011,118	ZAR	14,365,000	12/17/2015	11,750	—
	USD	482,265	IDR	7,451,000,000	05/18/2016	—	(14,287)
	ZAR	7,696,000	USD	540,808	12/17/2015	—	(7,190)
						13,269	(31,258)
HSBC Bank USA, N.A.	BRL	965,000	USD	240,229	12/02/2015	2,037	—
	MYR	8,035,000	USD	1,853,151	12/16/2015	28,567	—
	TRY	1,490,000	USD	476,023	12/16/2015	—	(5,176)
	USD	1,124	EUR	1,000	12/16/2015	—	(5)
	USD	119,056	HUF	33,000,000	12/16/2015	—	(1,453)
	UYU	25,535,000	USD	858,526	12/02/2015	8,633	—
						39,237	(6,634)
JPMorgan Chase Bank	GBP	680,000	USD	1,044,162	12/16/2015	15,812	—
	IDR	3,677,000,000	USD	254,024	05/18/2016	23,081	—
	INR	39,330,000	USD	586,227	12/16/2015	—	(6,283)
	MXN	9,920,000	USD	584,286	12/16/2015	950	—
	RON	480,000	USD	120,788	12/16/2015	—	(438)
	RUB	20,858,000	USD	307,942	12/16/2015	—	(2,845)
	TRY	1,813,000	USD	588,600	12/16/2015	3,088	—
	USD	1,124	EUR	1,000	12/16/2015	—	(5)
	USD	703,820	MYR	3,132,000	12/16/2015	7,393	—
	USD	504,865	CNY	3,165,000	07/28/2016	—	(20,148)
	ZAR	11,026,000	USD	782,463	12/17/2015	—	(2,649)
						50,324	(32,368)
Morgan Stanley and Co., Inc.	BRL	10,263,000	USD	2,488,472	12/02/2015	—	(44,757)
	COP	326,706,000	USD	106,108	12/16/2015	1,225	—
	TRY	232,000	USD	74,237	12/16/2015	—	(688)
						1,225	(45,445)
National Australia Bank, Ltd.	USD	2,247	EUR	2,000	12/16/2015	—	(9)
Royal Bank of Canada	MXN	43,799,000	USD	2,581,864	12/16/2015	6,308	—
Standard Chartered Bank	KES	39,585,000	USD	359,867	12/16/2015	—	(12,880)
	USD	294,794	MXN	5,000,000	12/16/2015	—	(774)
						—	(13,654)
State Street Bank and Trust Co.	COP	172,898,000	USD	54,967	12/16/2015	—	(539)
	USD	520,149	BRL	2,184,000	12/02/2015	18,931	—
						18,931	(539)
UBS AG	USD	229,324	EUR	200,000	03/15/2017	—	(2,523)
Net Unrealized Appreciation(Depreciation)						$243,512	$(409,187)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

BRL — Brazilian Real
CNY — Chinese Yuan
COP — Colombina Peso
CRC — Costa Rican Colon
CZK — Czech Republic Koruna
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
KES — Kenyan Shilling
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
39	Long	U.S. Long Bonds	December 2015	$6,049,282	$6,136,406	$87,124
37	Long	U.S. Treasury 2YR Notes	December 2015	8,087,391	8,104,156	16,765
596	Long	U.S. Treasury 5YR Notes	December 2015	71,330,801	71,827,313	496,512
521	Short	U.S. Treasury 10YR Notes	December 2015	66,470,399	67,070,609	(600,210)
25	Long	U.S. Treasury Ultra Long Bonds	December 2015	4,009,448	4,010,156	708
						$899

Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	09/20/2020	Goldman Sachs International	4.73%	$820,000	$130,182	$98,839	$31,343
Markit CDX Emerging Market Index	(1.00)	06/20/2020	Goldman Sachs International	3.94	5,390,000	655,419	493,673	161,746
Markit CDX Emerging Market Index	(1.00)	06/20/2020	Goldman Sachs International	3.94	15,375,000	1,869,586	1,943,911	(74,325)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	09/20/2020	Goldman Sachs International	1.73	1,370,000	46,847	40,762	6,085
						$2,702,034	$2,577,185	$124,849

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	06/20/2020	Goldman Sachs International	4.29%	$6,152,850	$(176,837)	$(298,012)	$121,175

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(5)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2015(2)	Notional Amount(3)	Value at September 30, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	(1.00)%	6/20/2020	Goldman Sachs International	0.88%	$1,957,000	$(10,456)	$(14,475)	$4,019

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$136,798,854	$4,054,927	$140,853,781
U.S. Corporate Bonds & Notes:
Airlines	—	463,125	14,739	477,864
Gambling (Non-Hotel)	—	125,665	13	125,678
Other Industries	—	299,627,803	—	299,627,803
Foreign Corporate Bonds & Notes	—	64,954,496	—	64,954,496
U.S. Government Agencies	—	215,670,326	—	215,670,326
U.S. Government Treasuries	—	466,622,516	—	466,622,516
Municipal Bond & Notes	—	5,908,696	—	5,908,696
Loans	—	22,907,449	—	22,907,449
Foreign Government Obligations	—	15,705,619	—	15,705,619
Common Stocks:
Insurance-Reinsurance	5,131	—	—	5,131
Television	—	—	14,233	14,233
Preferred Securities	533,226	—	—	533,226
Preferred Securities/Capital Securities	—	17,435,122	—	17,435,122
Exchange-Traded Funds	2,657,758	—	—	2,657,758
Options - Purchased	6,619	—	—	6,619
Repurchase Agreements	—	68,937,000	—	68,937,000
Total Investments at Value	$3,202,734	$1,315,156,671	$4,083,912	$1,322,443,317
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$243,512	$—	$243,512
Futures Contracts	601,109	—	—	601,109
Over the Counter Credit Default Swaps on Credit Indicies and
Sovereign Issues — Buy Protection	—	199,174	—	199,174
Centrally Cleared Credit Default Swaps on Credit Indices —
Buy Protection	—	121,175	—	121,175
Centrally Cleared Credit Default Swaps on Credit Indices —
Sell Protection	—	4,019	—	4,019
Total Other Financial Instruments	$601,109	$567,880	$—	$1,168,989
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$409,187	$—	$409,187
Futures Contracts	600,210	—	—	600,210
Over the Counter Credit Default Swaps on Credit Indicies and
Sovereign Issues — Buy Protection	—	74,325	—	74,325
Total Other Financial Instruments	$600,210	$483,512	$—	$1,083,722

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
United States Treasury Notes	55.3%
Sovereign	41.2
Repurchase Agreements	6.4
102.9%
Credit Quality†#
Aaa	68.9%
Aa	24.6
Baa	6.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 41.2%
Sovereign — 41.2%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,725,912	$13,717,850
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	13,810,939	17,057,332
Government of Australia Senior Bonds 1.04% due 11/21/2018	AUD	5,932,818	4,267,156
Government of Australia Bonds 3.00% due 09/20/2025	AUD	3,344,869	2,880,322
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,200,000	15,085,957
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,637,203	13,124,007
Government of France Bonds 0.25% due 07/25/2024	EUR	15,466,926	18,143,071
Government of France Bonds 1.10% due 07/25/2022	EUR	15,748,047	19,562,431
Government of France Bonds 1.30% due 07/25/2019	EUR	11,122,016	13,427,000
Government of France Bonds 2.10% due 07/25/2023	EUR	6,566,465	8,800,290
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,093,600	1,969,455
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	5,445,150	6,526,257
Government of Sweden Notes 0.25% due 06/01/2022	SEK	55,152,742	7,054,159
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	2,837,599	3,493,829
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	18,971,273	23,956,417
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	2,648,477	3,406,231
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,867,824	12,593,555
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,938,044	6,295,646
Security Description	Shares/ Principal Amount(7)		Value (Note 2)
Sovereign (continued)
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,411,631	$20,908,871
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,361,922	20,123,179
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,061,217	19,457,350
Total Foreign Government Obligations (cost $272,312,660)			251,850,365
U.S. GOVERNMENT TREASURIES — 55.3%
United States Treasury Notes — 55.3%
0.13% due 04/15/2016 TIPS(1)		$2,600,286	2,574,756
0.13% due 04/15/2017 TIPS(1)		25,916,255	25,821,765
0.13% due 04/15/2018 TIPS(1)		16,214,156	16,195,364
0.13% due 04/15/2019 TIPS(1)		25,966,658	25,878,085
0.13% due 01/15/2022 TIPS(1)		21,151,866	20,611,774
0.13% due 07/15/2022 TIPS(1)		22,867,703	22,299,280
0.13% due 01/15/2023 TIPS(1)		26,039,527	25,104,422
0.13% due 07/15/2024 TIPS(1)		14,985,892	14,298,264
0.25% due 01/15/2025 TIPS(1)		11,375,804	10,903,447
0.38% due 07/15/2023 TIPS(1)		20,033,338	19,686,140
0.38% due 07/15/2025 TIPS(1)		17,012,685	16,572,090
0.63% due 07/15/2021 TIPS(1)		19,261,027	19,531,125
0.63% due 01/15/2024 TIPS(1)		21,852,336	21,746,767
1.13% due 01/15/2021 TIPS(1)		18,601,039	19,329,585
1.38% due 07/15/2018 TIPS(1)		18,377,086	19,109,302
1.38% due 01/15/2020 TIPS(1)		9,584,940	10,057,448
1.63% due 06/30/2020		16,270,000	16,475,279
1.88% due 07/15/2019 TIPS(1)		3,202,268	3,419,881
2.38% due 01/15/2025 TIPS(1)		14,078,921	16,201,755
2.50% due 07/15/2016 TIPS(1)		12,573,714	12,780,325
Total U.S. Government Treasuries (cost $347,093,497)			338,596,854
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3) (cost $3,866)		765	3,684
WARRANTS — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	75,691
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	75,044
Total Warrants (cost $0)			150,735
Total Long-Term Investment Securities (cost $619,410,023)			590,601,638

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS — 6.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$6,220,000	$6,220,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	8,615,000	8,615,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,615,000	8,615,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,155,000	6,155,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	9,590,000	9,590,000
Total Repurchase Agreements (cost $39,195,000)		39,195,000
TOTAL INVESTMENTS (cost $658,605,023)(6)	102.9%	629,796,638
Liabilities in excess of other assets	(2.9)	(17,560,561)
NET ASSETS	100.0%	$612,236,077

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $30,482,674 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At September 30, 2015, the aggregate value of these securities was $154,419 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

2015, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$0	$75,691	$646.93	0.01%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/10	116	0	75,044	646.93	0.01
				$150,735		0.02%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollar unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	GBP	52,414,000	USD	79,605,568	10/30/2015	$326,801	$—
Deutsche Bank AG	AUD	4,090,000	USD	2,871,344	10/30/2015	4,938	—
	CAD	17,841,000	USD	13,358,791	10/30/2015	—	(8,337)
						4,938	(8,337)
JPMorgan Chase Bank	SEK	60,538,000	USD	7,201,761	10/30/2015	—	(35,424)
National Australia Bank, Ltd.	AUD	27,670,000	USD	19,197,723	10/30/2015	—	(194,314)
State Street Bank and Trust Co.	EUR	114,697,000	USD	128,254,071	10/30/2015	37,928	—
Westpac Banking Corp.	NZD	2,971,000	USD	1,865,841	10/30/2015	—	(29,604)
Net Unrealized Appreciation(Depreciation)						$369,667	$(267,679)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$251,850,365	$—	$251,850,365
U.S. Government Treasuries	—	338,596,854	—	338,596,854
Common Stocks	—	—	3,684	3,684
Warrants	—	—	150,735	150,735
Repurchase Agreements	—	39,195,000	—	39,195,000
Total Investments at Value	$—	$629,642,219	$154,419	$629,796,638
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$369,667	$—	$369,667
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$267,679	$—	$267,679

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio@

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	21.4%
Medical-Drugs	7.0
E-Commerce/Services	6.4
Beverages-Non-alcoholic	4.7
Athletic Footwear	4.6
Internet Content-Information/News	4.6
Internet Content-Entertainment	4.4
Finance-Credit Card	4.2
E-Commerce/Products	4.1
Electronic Forms	3.7
Computer Services	3.7
Internet Application Software	3.6
Auto/Truck Parts & Equipment-Original	3.6
Applications Software	3.5
Repurchase Agreements	3.3
Retail-Drug Store	3.2
Auto-Cars/Light Trucks	3.1
Finance-Other Services	2.7
Electronic Measurement Instruments	2.5
Electronic Components-Semiconductors	2.1
Lighting Products & Systems	2.1
Drug Delivery Systems	1.9
100.4%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Columbia Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Applications Software — 3.5%
ServiceNow, Inc.†	93,860	$6,518,577
Athletic Footwear — 4.6%
NIKE, Inc., Class B	68,980	8,482,471
Auto-Cars/Light Trucks — 3.1%
Tesla Motors, Inc.†	23,410	5,815,044
Auto/Truck Parts & Equipment-Original — 3.6%
Mobileye NV†	145,190	6,603,241
Beverages-Non-alcoholic — 4.7%
Monster Beverage Corp.†	63,540	8,586,796
Computer Services — 3.7%
Cognizant Technology Solutions Corp., Class A†	108,600	6,799,446
Drug Delivery Systems — 1.9%
DexCom, Inc.†	41,080	3,527,129
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	14,780	7,565,734
E-Commerce/Services — 6.4%
MercadoLibre, Inc.	55,570	5,060,204
Priceline Group, Inc.†	5,470	6,765,624
		11,825,828
Electronic Components-Semiconductors — 2.1%
Skyworks Solutions, Inc.	47,140	3,969,659
Electronic Forms — 3.7%
Adobe Systems, Inc.†	84,070	6,912,235
Electronic Measurement Instruments — 2.5%
Fitbit, Inc., Class A†	122,993	4,635,606
Finance-Credit Card — 4.2%
Visa, Inc., Class A	110,810	7,719,025
Finance-Other Services — 2.7%
Intercontinental Exchange, Inc.	21,000	4,934,790
Internet Application Software — 3.6%
Splunk, Inc.†	120,730	6,682,405
Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	89,930	8,084,707
Internet Content-Information/News — 4.6%
LinkedIn Corp., Class A†	44,520	8,464,588
Security Description	Shares/ Principal Amount	Value (Note 2)
Lighting Products & Systems — 2.1%
Acuity Brands, Inc.	21,670	$3,804,819
Medical-Biomedical/Gene — 21.4%
Alexion Pharmaceuticals, Inc.†	52,430	8,199,528
Biogen, Inc.†	23,120	6,746,647
Celgene Corp.†	56,820	6,146,220
Illumina, Inc.†	40,690	7,154,116
Intercept Pharmaceuticals, Inc.†	22,540	3,738,484
Vertex Pharmaceuticals, Inc.†	71,080	7,402,271
		39,387,266
Medical-Drugs — 7.0%
Bristol-Myers Squibb Co.	128,980	7,635,616
Novo Nordisk A/S ADR	97,480	5,287,315
		12,922,931
Retail-Drug Store — 3.2%
CVS Health Corp.	61,490	5,932,555
Total Long-Term Investment Securities (cost $193,536,340)		179,174,852
REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $6,061,000 and collateralized by $6,065,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $6,186,300 (cost $6,061,000)	$6,061,000	6,061,000
TOTAL INVESTMENTS (cost $199,597,340)(1)	100.4%	185,235,852
Liabilities in excess of other assets	(0.4)	(814,154)
NET ASSETS	100.0%	$184,421,698

@  See Note 1

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$179,174,852	$—	$—	$179,174,852
Repurchase Agreements	—	6,061,000	—	6,061,000
Total Investment at Value	$179,174,852	$6,061,000	$—	$185,235,852

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Diversified Banking Institutions	11.9%
Insurance-Life/Health	6.0
Tobacco	5.4
Food-Meat Products	4.8
Medical-Drugs	4.5
Repurchase Agreements	4.3
Telephone-Integrated	4.0
Oil Companies-Exploration & Production	3.8
Oil Refining & Marketing	3.5
Banks-Super Regional	3.4
Transport-Rail	3.4
Semiconductor Equipment	3.3
Medical-HMO	3.1
Retail-Building Products	3.0
Instruments-Controls	3.0
Chemicals-Diversified	2.9
Oil Companies-Integrated	2.7
Electric-Integrated	2.5
Telecommunication Equipment	2.5
Insurance-Multi-line	2.5
Retail-Major Department Stores	2.4
Computer Services	2.4
Electronic Components-Misc.	2.1
Retail-Discount	2.1
Pharmacy Services	2.1
Aerospace/Defense	2.0
Aerospace/Defense-Equipment	1.7
Pipelines	1.6
Medical Products	1.2
Metal-Copper	0.9
99.0%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.7%
Aerospace/Defense — 2.0%
General Dynamics Corp.	44,400	$6,124,980
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	55,900	4,974,541
Banks-Super Regional — 3.4%
Wells Fargo & Co.	200,000	10,270,000
Chemicals-Diversified — 2.9%
E.I. du Pont de Nemours & Co.	125,000	6,025,000
FMC Corp.	78,000	2,644,980
		8,669,980
Computer Services — 2.4%
Teradata Corp.†	243,000	7,037,280
Diversified Banking Institutions — 11.9%
Bank of America Corp.	675,000	10,516,500
Citigroup, Inc.	175,000	8,681,750
JPMorgan Chase & Co.	155,000	9,450,350
Morgan Stanley	221,300	6,970,950
		35,619,550
Electric-Integrated — 2.5%
AES Corp.	775,000	7,587,250
Electronic Components-Misc. — 2.1%
Corning, Inc.	375,000	6,420,000
Food-Meat Products — 4.8%
Tyson Foods, Inc., Class A	330,000	14,223,000
Instruments-Controls — 3.0%
Honeywell International, Inc.	93,200	8,825,108
Insurance-Life/Health — 6.0%
Prudential Financial, Inc.	100,000	7,621,000
Unum Group	325,000	10,426,000
		18,047,000
Insurance-Multi-line — 2.5%
MetLife, Inc.	156,200	7,364,830
Medical Products — 1.2%
Baxter International, Inc.	104,700	3,439,395
Medical-Drugs — 4.5%
Baxalta, Inc.	129,000	4,064,790
Bristol-Myers Squibb Co.	159,700	9,454,240
		13,519,030
Medical-HMO — 3.1%
Humana, Inc.	52,500	9,397,500
Metal-Copper — 0.9%
Freeport-McMoRan, Inc.	277,800	2,691,882
Oil Companies-Exploration & Production — 3.8%
Anadarko Petroleum Corp.	124,100	7,494,399
ConocoPhillips	78,000	3,740,880
		11,235,279
Oil Companies-Integrated — 2.7%
Chevron Corp.	55,000	4,338,400
Marathon Oil Corp.	250,000	3,850,000
		8,188,400
Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Refining & Marketing — 3.5%
Marathon Petroleum Corp.	101,500	$4,702,495
Valero Energy Corp.	96,200	5,781,620
		10,484,115
Pharmacy Services — 2.1%
Express Scripts Holding Co.†	78,000	6,314,880
Pipelines — 1.6%
Williams Cos., Inc.	130,000	4,790,500
Retail-Building Products — 3.0%
Lowe's Cos., Inc.	129,600	8,932,032
Retail-Discount — 2.1%
Costco Wholesale Corp.	43,800	6,332,166
Retail-Major Department Stores — 2.4%
Nordstrom, Inc.	102,100	7,321,591
Semiconductor Equipment — 3.3%
Applied Materials, Inc.	675,000	9,915,750
Telecommunication Equipment — 2.5%
Juniper Networks, Inc.	287,900	7,401,909
Telephone-Integrated — 4.0%
Verizon Communications, Inc.	275,700	11,995,707
Tobacco — 5.4%
Altria Group, Inc.	161,000	8,758,400
Philip Morris International, Inc.	95,000	7,536,350
		16,294,750
Transport-Rail — 3.4%
CSX Corp.	181,100	4,871,590
Union Pacific Corp.	59,800	5,286,918
		10,158,508
Total Long-Term Investment Securities (cost $310,356,710)		283,576,913
REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount of $13,063,000 and collateralized by $13,065,000 of United States Treasury Notes, bearing interest at 2.00% due 02/15/2022 and having an approximate value of $13,326,300 (cost $13,063,000)	$13,063,000	13,063,000
TOTAL INVESTMENTS (cost $323,419,710)(1)	99.0%	296,639,913
Other assets less liabilities	1.0	2,921,460
NET ASSETS	100.0%	$299,561,373

@  See Note 1

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$283,576,913	$—	$—	$283,576,913
Repurchase Agreements	—	13,063,000	—	13,063,000
Total Investment at Value	$283,576,913	$13,063,000	$—	$296,639,913

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	54.1%
International Equity Investment Companies	25.0
Domestic Fixed Income Investment Companies	20.9
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 54.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,251,316	$15,876,146
Seasons Series Trust Large Cap Value Portfolio, Class 3	984,150	15,135,167
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	389,584	6,012,118
Seasons Series Trust Mid Cap Value Portfolio, Class 3	287,456	5,244,791
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	107,374	1,936,897
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	176,939	1,658,469
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	100,219	1,610,497
Seasons Series Trust Small Cap Portfolio, Class 3	355,311	4,366,485
Total Domestic Equity Investment Companies (cost $44,592,964)		51,840,570
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 20.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,456,142	$17,036,650
Seasons Series Trust Real Return Portfolio, Class 3†	200,721	1,948,025
SunAmerica Series Trust High Yield Bond Portfolio	176,088	986,230
Total Domestic Fixed Income Investment Companies (cost $20,092,813)		19,970,905
International Equity Investment Companies — 25.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,437,832)	3,043,458	23,976,246
TOTAL INVESTMENTS (cost $87,123,609)(1)	100.0%	95,787,721
Liabilities in excess of other assets	(0.0)	(42,131)
NET ASSETS	100.0%	$95,745,590

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$95,787,721	$—	$—	$95,787,721

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.9%
Domestic Fixed Income Investment Companies	34.4
International Equity Investment Companies	19.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 45.9%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,116,368	$77,601,806
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,792,937	73,710,204
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,613,040	24,892,678
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,180,120	21,531,893
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,145,470	16,222,909
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	871,271	8,166,545
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	515,889	8,290,246
Seasons Series Trust Small Cap Portfolio, Class 3	1,393,478	17,124,739
Total Domestic Equity Investment Companies (cost $202,705,851)		247,541,020
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 34.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	14,032,548	$164,178,768
Seasons Series Trust Real Return Portfolio, Class 3†	1,915,924	18,594,276
SunAmerica Series Trust High Yield Bond Portfolio	528,263	2,958,689
Total Domestic Fixed Income Investment Companies (cost $187,355,668)		185,731,733
International Equity Investment Companies — 19.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $99,344,762)	13,525,296	106,551,770
TOTAL INVESTMENTS (cost $489,406,281)(1)	100.0%	539,824,523
Liabilities in excess of other assets	(0.0)	(127,619)
NET ASSETS	100.0%	$539,696,904

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$539,824,523	$—	$—	$539,824,523

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	46.4%
Domestic Equity Investment Companies	38.0
International Equity Investment Companies	15.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 38.0%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,186,761	$40,432,229
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,574,192	39,588,303
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	935,844	14,442,089
Seasons Series Trust Mid Cap Value Portfolio, Class 3	681,556	12,435,347
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	461,645	4,327,062
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	276,789	4,447,940
Seasons Series Trust Small Cap Portfolio, Class 3	961,954	11,821,648
Total Domestic Equity Investment Companies (cost $104,324,942)		127,494,618
Domestic Fixed Income Investment Companies — 46.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,694,964	125,129,512
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,120,936	13,602,010
Seasons Series Trust Real Return Portfolio, Class 3†	1,535,956	14,906,641
SunAmerica Series Trust High Yield Bond Portfolio	352,175	1,972,460
Total Domestic Fixed Income Investment Companies (cost $157,059,142)		155,610,623
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 15.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $50,897,793)	6,657,148	$52,444,760
TOTAL INVESTMENTS (cost $312,281,877)(1)	100.0%	335,550,001
Liabilities in excess of other assets	(0.0)	(86,644)
NET ASSETS	100.0%	$335,463,357

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$335,550,001	$—	$—	$335,550,001

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2015 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	60.3%
Domestic Equity Investment Companies	28.4
International Equity Investment Companies	11.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 28.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,163,644	$27,451,366
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,659,741	25,525,026
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	392,800	6,061,755
Seasons Series Trust Mid Cap Value Portfolio, Class 3	308,336	5,625,745
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	305,443	2,862,956
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	174,521	2,804,523
Seasons Series Trust Small Cap Portfolio, Class 3	415,771	5,109,502
Total Domestic Equity Investment Companies (cost $63,283,667)		75,440,873
Domestic Fixed Income Investment Companies — 60.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	11,306,675	132,286,443
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	925,969	10,859,460
Seasons Series Trust Real Return Portfolio, Class 3†	1,622,386	15,745,459
SunAmerica Series Trust High Yield Bond Portfolio	264,131	1,479,345
Total Domestic Fixed Income Investment Companies (cost $161,457,847)		160,370,707
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 11.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $28,774,011)	3,826,312	$30,143,541
TOTAL INVESTMENTS (cost $253,515,525)(1)	100.0%	265,955,121
Liabilities in excess of other assets	(0.0)	(73,607)
NET ASSETS	100.0%	$265,881,514

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$265,955,121	$—	$—	$265,955,121

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$65,382,579	$126,461,162	$98,410,107	$83,225,128	$128,495,738
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	360,000	3,240,000	3,535,000	3,573,000	9,619,000
Total investments	65,742,579	129,701,162	101,945,107	86,798,128	138,114,738
Cash	—	40,650	—	149,543	204,233
Foreign cash*	3,611	15	6	107	230,847
Due from broker	30,004	91,039	9,997	—	—
Receivable for:
Fund shares sold	12,121	3,280	14,285	11,853	14,598
Dividends and interest	149,866	388,481	433,183	422,821	424,005
Investments sold	1,767,290	2,892,090	2,241,873	1,462,332	2,345,102
Receipts on swap contracts	782	14,862	25,813	26,595	1,062
Prepaid expenses and other assets	2,646	2,723	2,336	2,222	3,471
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	11,035
Variation margin on future contracts	4,656	14,297	11,078	8,734	62,394
Unrealized appreciation on forward foreign currency contracts	5,747	21,723	29,912	28,874	126,291
Swap premiums paid	1,799	13,087	21,823	21,824	—
Unrealized appreciation on swap contracts	473	3,875	6,595	6,594	234,428
Total assets	67,721,574	133,187,284	104,742,008	88,939,627	141,772,204
LIABILITIES:
Payable for:
Fund shares redeemed	26,413	58,634	73,508	52,017	71,816
Investments purchased	4,530,886	15,568,674	16,199,234	16,953,935	5,273,182
Payments on swap contracts	8	42	64	64	64,960
Investment advisory and management fees	47,622	85,715	61,585	47,384	93,796
Service fees — Class 2	2,596	5,930	5,013	4,077	7,674
Service fees — Class 3	6,630	12,966	8,500	6,950	10,990
Transfer agent fees and expenses	277	277	292	277	860
Trustees' fees and expenses	1,007	1,956	1,463	1,174	2,181
Other accrued expenses	73,780	85,780	72,787	70,334	115,515
Accrued foreign tax on capital gains	—	—	—	—	3
Line of credit	368,631	581,268	—	—	—
Variation margin on future contracts	1,250	6,563	12,344	8,718	113,918
Due to custodian	42,856	—	28,625	—	—
Due to broker	—	—	—	87	309
Unrealized depreciation on forward foreign currency contracts	11,369	42,458	49,754	50,219	177,459
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	215,864
Commitments (Note 13)	—	—	—	—	—
Total liabilities	5,113,325	16,450,263	16,513,169	17,195,236	6,148,527
NET ASSETS	$62,608,249	$116,737,021	$88,228,839	$71,744,391	$135,623,677
* Cost
Investments (unaffiliated)	$61,421,531	$122,256,935	$97,093,635	$83,091,287	$128,906,846
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$3,608	$15	$5	$106	$231,689

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$46,516,819	$92,070,534	$75,858,830	$65,109,231	$105,627,287
Accumulated undistributed net investment income (loss)	420,068	1,658,315	2,089,102	1,952,880	4,819,691
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	11,727,393	18,865,249	8,992,431	4,568,924	25,465,886
Unrealized appreciation (depreciation) on investments	3,961,048	4,204,227	1,316,472	133,841	(411,108)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(11,255)	(39,995)	(7,055)	2,071	178,493
Unrealized foreign exchange gain (loss) on other assets and liabilities	(5,824)	(21,309)	(20,941)	(22,556)	(56,569)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(3)
NET ASSETS	$62,608,249	$116,737,021	$88,228,839	$71,744,391	$135,623,677
Class 1 (unlimited shares authorized):
Net assets	$11,497,362	$11,116,492	$10,141,613	$7,771,485	$18,695,615
Shares of beneficial interest issued and outstanding	634,248	779,895	830,520	658,590	1,445,551
Net asset value, offering and redemption price per share	$18.13	$14.25	$12.21	$11.80	$12.93
Class 2 (unlimited shares authorized):
Net assets	$20,468,677	$46,840,005	$39,523,218	$32,229,254	$63,012,559
Shares of beneficial interest issued and outstanding	1,131,081	3,293,861	3,244,485	2,738,097	4,877,780
Net asset value, offering and redemption price per share	$18.10	$14.22	$12.18	$11.77	$12.92
Class 3 (unlimited shares authorized):
Net assets	$30,642,210	$58,780,524	$38,564,008	$31,743,652	$53,915,503
Shares of beneficial interest issued and outstanding	1,698,693	4,150,429	3,178,086	2,706,772	4,183,062
Net asset value, offering and redemption price per share	$18.04	$14.16	$12.13	$11.73	$12.89

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$448,311,590	$436,703,483	$877,977,200	$213,907,495	$315,294,058
Investments at value (affiliated)*	—	—	2,683,836	—	128,747
Repurchase agreements (cost approximates value)	—	2,946,000	7,372,000	4,554,000	2,810,000
Total investments	448,311,590	439,649,483	888,033,036	218,461,495	318,232,805
Cash	—	86,455	42,546	30,352	19,895
Foreign cash*	—	—	—	1	—
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	11,026	433,838	1,251,992	321,625	480,924
Dividends and interest	171,394	368,640	1,610,199	94,086	550,548
Investments sold	6,659,961	1,849,808	1,281,966	965,225	1,274,360
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,457	3,181	3,029	2,289	4,407
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on future contracts	—	23,400	13,500	7,720	7,720
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	455,156,428	442,479,805	892,291,268	219,959,793	320,723,659
LIABILITIES:
Payable for:
Fund shares redeemed	57,701	577,630	268,596	142,048	147,493
Investments purchased	3,284,961	2,929,093	3,690,364	577,933	3,730,507
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	316,801	285,519	545,736	158,071	222,291
Service fees — Class 2	6,239	4,544	3,714	3,021	3,557
Service fees — Class 3	9,315	38,511	36,041	14,617	13,705
Transfer agent fees and expenses	938	543	519	528	503
Trustees' fees and expenses	6,188	6,039	12,801	2,842	4,562
Other accrued expenses	78,024	83,589	127,237	64,325	87,345
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	3,760,167	3,925,468	4,685,008	963,385	4,209,963
NET ASSETS	$451,396,261	$438,554,337	$887,606,260	$218,996,408	$316,513,696
* Cost
Investments (unaffiliated)	$372,440,914	$379,145,046	$882,172,656	$194,055,067	$324,058,398
Investments (affiliated)	$—	$—	$2,079,823	$—	$106,902
Foreign cash	$—	$—	$—	$1	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$310,280,226	$318,795,185	$807,864,777	$175,494,394	$253,081,089
Accumulated undistributed net investment income (loss)	(708,635)	2,694,278	20,737,133	(228,897)	3,263,628
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	65,954,727	59,523,452	62,605,470	23,892,263	68,925,217
Unrealized appreciation (depreciation) on investments	75,870,676	57,558,437	(3,591,443)	19,852,428	(8,742,495)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(17,017)	(8,870)	(13,767)	(13,767)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(733)	2	(807)	(13)	24
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$451,396,261	$438,554,337	$887,606,260	$218,996,408	$316,513,696
Class 1 (unlimited shares authorized):
Net assets	$358,769,080	$220,206,883	$686,244,574	$127,319,163	$223,680,833
Shares of beneficial interest issued and outstanding	14,771,997	16,915,857	44,435,583	7,840,174	12,193,658
Net asset value, offering and redemption price per share	$24.29	$13.02	$15.44	$16.24	$18.34
Class 2 (unlimited shares authorized):
Net assets	$48,927,137	$35,769,998	$29,539,750	$23,584,754	$28,048,161
Shares of beneficial interest issued and outstanding	2,049,056	2,795,499	1,916,552	1,500,461	1,533,693
Net asset value, offering and redemption price per share	$23.88	$12.80	$15.41	$15.72	$18.29
Class 3 (unlimited shares authorized):
Net assets	$43,700,044	$182,577,456	$171,821,936	$68,092,491	$64,784,702
Shares of beneficial interest issued and outstanding	1,848,946	14,390,267	11,172,572	4,412,434	3,550,718
Net asset value, offering and redemption price per share	$23.64	$12.69	$15.38	$15.43	$18.25

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
ASSETS:
Investments at value (unaffiliated)*	$243,815,697	$668,276,837	$1,253,506,317	$590,601,638	$179,174,852
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,437,000	21,641,000	68,937,000	39,195,000	6,061,000
Total investments	246,252,697	689,917,837	1,322,443,317	629,796,638	185,235,852
Cash	3,296	66,069	855,871	1,511	48
Foreign cash*	—	1,520,579	24,538	17	—
Due from broker	324,999	730,000	2,605,571	—	—
Receivable for:
Fund shares sold	448,619	1,423,631	1,587,567	39,347	966,501
Dividends and interest	322,859	2,434,401	6,971,450	1,487,965	106,101
Investments sold	1,895,864	119,214	1,984,416	—	482,898
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,291	2,652	2,135	2,135	2,569
Due from investment adviser for expense reimbursements/fee waivers	—	23,119	—	—	46,046
Variation margin on future contracts	36,750	244,090	19,993	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	243,512	369,667	—
Swap premiums paid	—	—	2,577,185	—	—
Unrealized appreciation on swap contracts	—	—	324,368	—	—
Total assets	249,292,375	696,481,592	1,339,639,923	631,697,280	186,840,015
LIABILITIES:
Payable for:
Fund shares redeemed	89,980	222,591	1,048,696	15,777,330	18,244
Investments purchased	2,696,231	1,701,664	116,971,527	2,890,821	2,187,300
Payments on swap contracts	—	—	3,563,189	—	—
Investment advisory and management fees	175,571	522,022	619,145	303,712	148,536
Service fees — Class 2	2,423	3,057	4,359	—	3,640
Service fees — Class 3	10,933	49,176	94,803	94,968	8,698
Transfer agent fees and expenses	519	515	519	602	491
Trustees' fees and expenses	3,358	9,268	14,577	9,486	2,409
Other accrued expenses	79,000	173,000	203,911	116,605	48,999
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts	—	—	24,250	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	409,187	267,679	—
Swap premiums received	—	—	312,487	—	—
Unrealized depreciation on swap contracts	—	—	74,325	—	—
Commitments (Note 13)	—	—	10,000	—	—
Total liabilities	3,058,015	2,681,293	123,350,975	19,461,203	2,418,317
NET ASSETS	$246,234,360	$693,800,299	$1,216,288,948	$612,236,077	$184,421,698
*Cost
Investments (unaffiliated)	$232,302,408	$712,479,575	$1,248,621,866	$619,410,023	$193,536,340
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,536,613	$24,308	$17	$—

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
NET ASSETS REPRESENTED BY:
Capital paid-in	$213,070,879	$783,149,126	$1,182,651,855	$625,690,801	$157,980,728
Accumulated undistributed net investment income (loss)	1,113,718	15,593,957	33,349,670	24,846,574	(502,180)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	20,650,515	(60,180,352)	(4,674,491)	(9,577,264)	41,307,140
Unrealized appreciation (depreciation) on investments	11,513,289	(44,202,738)	4,884,451	(28,808,385)	(14,361,488)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(114,041)	(474,576)	250,942	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(85,118)	(173,479)	84,351	(2,502)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$246,234,360	$693,800,299	$1,216,288,948	$612,236,077	$184,421,698
Class 1 (unlimited shares authorized):
Net assets	$175,572,697	$436,361,382	$720,046,537	$165,299,975	$115,241,638
Shares of beneficial interest issued and outstanding	13,766,530	55,211,080	61,085,491	16,918,116	11,697,899
Net asset value, offering and redemption price per share	$12.75	$7.90	$11.79	$9.77	$9.85
Class 2 (unlimited shares authorized):
Net assets	$19,138,611	$24,267,958	$35,075,412	$—	$28,524,779
Shares of beneficial interest issued and outstanding	1,534,959	3,068,941	2,982,203	—	2,988,001
Net asset value, offering and redemption price per share	$12.47	$7.91	$11.76		$9.55
Class 3 (unlimited shares authorized):
Net assets	$51,523,052	$233,170,959	$461,166,999	$446,936,102	$40,655,281
Shares of beneficial interest issued and outstanding	4,192,612	29,597,810	39,417,126	46,051,699	4,337,425
Net asset value, offering and redemption price per share	$12.29	$7.88	$11.70	$9.71	$9.37

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$283,576,913	$—	$—	$—	$—
Investments at value (affiliated)*	—	95,787,721	539,824,523	335,550,001	265,955,121
Repurchase agreements (cost approximates value)	13,063,000	—	—	—	—
Total investments	296,639,913	95,787,721	539,824,523	335,550,001	265,955,121
Cash	776	—	—	—	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	625,460	298,116	113,420	72,303	31,700
Dividends and interest	371,006	—	—	—	—
Investments sold	2,178,621	—	526,990	257,664	508,007
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,137	2,135	2,135	2,135	2,135
Due from investment adviser for expense reimbursements/fee waivers	80,143	801	4,515	2,797	2,210
Variation margin on future contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	299,898,056	96,088,773	540,471,583	335,884,900	266,499,173
LIABILITIES:
Payable for:
Fund shares redeemed	17,642	5,728	640,393	329,954	539,696
Investments purchased	—	292,380	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	247,397	8,002	45,147	27,973	22,101
Service fees — Class 2	1,784	—	—	—	—
Service fees — Class 3	6,193	—	—	—	—
Transfer agent fees and expenses	547	222	221	221	222
Trustees' fees and expenses	4,222	1,588	8,624	5,281	4,251
Other accrued expenses	58,898	35,263	80,294	58,114	51,389
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts		—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	336,683	343,183	774,679	421,543	617,659
NET ASSETS	$299,561,373	$95,745,590	$539,696,904	$335,463,357	$265,881,514
* Cost
Investments (unaffiliated)	$310,356,710	$—	$—	$—	$—
Investments (affiliated)	$—	$87,123,609	$489,406,281	$312,281,877	$253,515,525
Foreign cash	$—	$—	$—	$—	$—

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2015 (unaudited)

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$286,470,488	$96,838,235	$425,128,277	$280,809,563	$221,901,030
Accumulated undistributed net investment income (loss)	4,854,470	1,302,720	7,198,880	4,169,566	3,298,497
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	35,016,212	(11,059,477)	56,951,505	27,216,104	28,242,391
Unrealized appreciation (depreciation) on investments	(26,779,797)	8,664,112	50,418,242	23,268,124	12,439,596
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$299,561,373	$95,745,590	$539,696,904	$335,463,357	$265,881,514
Class 1 (unlimited shares authorized):
Net assets	$256,005,645	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	15,855,432	—	—	—	—
Net asset value, offering and redemption price per share	$16.15
Class 2 (unlimited shares authorized):
Net assets	$14,183,751	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	880,193	—	—	—	—
Net asset value, offering and redemption price per share	$16.11
Class 3 (unlimited shares authorized):
Net assets	$29,371,977	$95,745,590	$539,696,904	$335,463,357	$265,881,514
Shares of beneficial interest issued and outstanding	1,827,773	7,792,005	41,926,372	27,352,158	22,382,545
Net asset value, offering and redemption price per share	$16.07	$12.29	$12.87	$12.26	$11.88

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

September 30, 2015 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$310,133	$467,845	$187,841	$78,172	$1,313,250
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	300,536	879,368	1,087,108	1,114,073	483,171
Total investment income*	610,669	1,347,213	1,274,949	1,192,245	1,796,421
Expenses:
Investment advisory and management fees	307,066	558,853	395,502	304,421	625,363
Service Fees:
Class 2	16,744	38,215	31,990	25,953	50,875
Class 3	42,682	85,099	54,798	44,176	73,220
Transfer agent fees and expenses	540	540	536	540	1,773
Custodian and accounting fees	49,143	57,324	45,725	43,264	82,799
Reports to shareholders	4,516	8,701	6,380	5,144	9,580
Audit and tax fees	23,408	23,408	23,389	23,389	26,615
Legal fees	4,076	4,103	4,147	3,691	5,079
Trustees' fees and expenses	966	1,868	1,388	1,117	2,089
Interest expense	143	396	243	47	5
Other expenses	14,825	16,216	11,723	11,069	18,623
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	464,109	794,723	575,821	462,811	896,021
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	(73,572)
Fees paid indirectly (Note 5)	(770)	(978)	(303)	(125)	(2,600)
Net expenses	463,339	793,745	575,518	462,686	819,849
Net investment income (loss)	147,330	553,468	699,431	729,559	976,572
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,849,284	4,823,345	1,543,019	645,810	10,810,680
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	4,022	(54,594)	(8,996)	55,155	398,075
Net realized foreign exchange gain (loss) on other assets and liabilities	9,831	9,902	27,564	29,781	290,035
Net realized gain (loss) on investments and foreign currencies	2,863,137	4,778,653	1,561,587	730,746	11,498,790
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(7,248,263)	(12,203,563)	(5,418,966)	(3,447,815)	(23,154,566)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	6,761	(28,706)	7,574	(5,743)	257,017
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,809)	(22,364)	(20,661)	(21,926)	(343,230)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	7	22	27	27	(3)
Net unrealized gain (loss) on investments and foreign currencies	(7,245,304)	(12,254,611)	(5,432,026)	(3,475,457)	(23,240,782)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,382,167)	(7,475,958)	(3,870,439)	(2,744,711)	(11,741,992)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,234,837)	$(6,922,490)	$(3,171,008)	$(2,015,152)	$(10,765,420)
* Net of foreign withholding taxes on interest and dividends of	$307	$610	$248	$242	$43,056
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$3

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2015 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,695,087	$2,946,134	$12,416,210	$901,382	$3,316,955
Dividends (affiliated)	—	—	20,068	—	1,766
Interest (unaffiliated)	1,757	789	7,381	1,688	—
Total investment income*	1,696,844	2,946,923	12,443,659	903,070	3,318,721
Expenses:
Investment advisory and management fees	2,018,499	1,728,974	3,622,630	964,411	1,473,883
Service Fees:
Class 2	40,706	29,824	25,934	20,312	24,238
Class 3	60,949	242,535	302,068	71,907	123,811
Transfer agent fees and expenses	1,849	1,121	1,134	1,125	1,170
Custodian and accounting fees	39,993	36,209	72,657	26,814	51,010
Reports to shareholders	28,519	26,692	58,486	13,016	21,763
Audit and tax fees	17,325	17,346	17,390	17,470	17,413
Legal fees	3,603	2,924	5,182	2,795	4,350
Trustees' fees and expenses	6,283	5,969	12,761	2,857	4,460
Interest expense	—	114	2,309	—	412
Other expenses	22,102	24,092	42,802	22,459	20,598
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,239,828	2,115,800	4,163,353	1,143,166	1,743,108
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(2,211)	(5,661)	(1,183)	(723)	(10,981)
Net expenses	2,237,617	2,110,139	4,162,170	1,142,443	1,732,127
Net investment income (loss)	(540,773)	836,784	8,281,489	(239,373)	1,586,594
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	31,967,923	13,777,940	21,883,234	10,347,471	16,472,746
Net realized gain (loss) on investments (affiliated)**	—	—	157,122	—	8,833
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(44,025)	(66,680)	(39,834)	(39,808)
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,163)	—	(666)	(2,264)	236
Net realized gain (loss) on investments and foreign currencies	31,961,760	13,733,915	21,973,010	10,305,373	16,442,007
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(49,023,989)	(41,998,878)	(121,774,973)	(32,222,809)	(54,220,218)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(33,410)	—	(15,390)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(10,200)	(7,150)	(18,702)	(18,720)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	194	—	(208)	66	27
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(49,023,795)	(42,009,078)	(121,815,741)	(32,241,445)	(54,254,301)
Net realized and unrealized gain (loss) on investments and foreign currencies	(17,062,035)	(28,275,163)	(99,842,731)	(21,936,072)	(37,812,294)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,602,808)	$(27,438,379)	$(91,561,242)	$(22,175,445)	$(36,225,700)
* Net of foreign withholding taxes on interest and dividends of	$3,706	$222	$83,692	$3,089	$8,229
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2015 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
Investment Income:
Dividends (unaffiliated)	$1,714,304	$11,429,501	$35,081	$—	$447,012
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	87	2,491	15,064,918	9,245,395	1,336
Total investment income*	1,714,391	11,431,992	15,099,999	9,245,395	448,348
Expenses:
Investment advisory and management fees	1,097,095	3,277,282	3,583,755	1,908,733	909,221
Service Fees:
Class 2	16,662	21,028	27,555	—	24,481
Class 3	93,300	321,475	528,158	605,283	51,282
Transfer agent fees and expenses	1,134	1,148	1,134	1,215	999
Custodian and accounting fees	46,033	132,028	163,172	49,296	14,466
Reports to shareholders	15,613	43,551	65,957	35,232	11,249
Audit and tax fees	17,541	24,162	24,925	23,259	16,258
Legal fees	2,825	6,744	8,087	3,497	6,004
Trustees' fees and expenses	3,322	9,280	14,225	9,150	2,366
Interest expense	150	309	—	—	—
Other expenses	23,633	34,903	51,867	12,675	13,523
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,317,308	3,871,910	4,468,835	2,648,340	1,049,849
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(145,402)	—	—	(98,544)
Fees paid indirectly (Note 5)	(8,124)	(4,112)	—	—	(777)
Net expenses	1,309,184	3,722,396	4,468,835	2,648,340	950,528
Net investment income (loss)	405,207	7,709,596	10,631,164	6,597,055	(502,180)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,578,822	612,962	(1,795,558)	(1,439,395)	21,788,711
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(124,484)	(185,940)	1,345,133	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(34)	(154,802)	66,591	(4,730,176)	246
Net realized gain (loss) on investments and foreign currencies	4,454,304	272,220	(383,834)	(6,169,571)	21,788,957
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(33,925,464)	(85,827,647)	(23,016,736)	(12,275,192)	(37,828,770)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(165,289)	(400,055)	227,851	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	33,047	(206,307)	457,488	117
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	212	—	—
Net unrealized gain (loss) on investments and foreign currencies	(34,090,753)	(86,194,655)	(22,994,980)	(11,817,704)	(37,828,653)
Net realized and unrealized gain (loss) on investments and foreign currencies	(29,636,449)	(85,922,435)	(23,378,814)	(17,987,275)	(16,039,696)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,231,242)	$(78,212,839)	$(12,747,650)	$(11,390,220)	$(16,541,876)
* Net of foreign withholding taxes on interest and dividends of	$2,303	$994,135	$1,942	$—	$3,487
** Net of foreign withholding taxes on capital gains of	$—	$—	$872	$—	$—

@  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2015 (unaudited)

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$3,230,882	$—	$—	$—	$—
Dividends (affiliated)
Interest (unaffiliated)	412	—	—	—	—
Total investment income*	3,231,294	—	—	—	—
Expenses:
Investment advisory and management fees	1,601,643	53,505	293,815	181,691	144,453
Service Fees:
Class 2	12,184	—	—	—	—
Class 3	41,405	—	—	—	—
Transfer agent fees and expenses	1,107	432	432	432	432
Custodian and accounting fees	24,214	6,053	6,053	6,017	6,036
Reports to shareholders	19,331	7,048	38,051	23,328	18,649
Audit and tax fees	16,261	12,136	12,136	12,136	12,136
Legal fees	6,829	5,204	7,754	6,572	6,178
Trustees' fees and expenses	4,238	1,511	8,219	5,048	4,056
Interest expense	—	262	1,206	695	753
Other expenses	15,662	6,843	7,057	5,334	4,610
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,742,874	92,994	374,723	241,253	197,303
Fees waived and expenses reimbursed by investment advisor (Note 3)	(228,393)	(1,764)	(9,852)	(6,114)	(4,848)
Fees paid indirectly (Note 5)	(9,668)	—	—	—	—
Net expenses	1,504,813	91,230	364,871	235,139	192,455
Net investment income (loss)	1,726,481	(91,230)	(364,871)	(235,139)	(192,455)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	32,067,953	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	8,211,841	36,845,378	20,398,114	17,398,480
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	81	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	32,068,034	8,211,841	36,845,378	20,398,114	17,398,480
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(68,045,562)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(16,112,060)	(74,673,301)	(40,834,306)	(30,218,422)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(96)	—	—	—	—
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(68,045,658)	(16,112,060)	(74,673,301)	(40,834,306)	(30,218,422)
Net realized and unrealized gain (loss) on investments and foreign currencies	(35,977,624)	(7,900,219)	(37,827,923)	(20,436,192)	(12,819,942)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,251,143)	$(7,991,449)	$(38,192,794)	$(20,671,331)	$(13,012,397)
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

@  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$147,330	$327,939	$553,468	$1,128,448	$699,431	$1,337,003
Net realized gain (loss) on investments and foreign currencies	2,863,137	9,072,052	4,778,653	14,734,909	1,561,587	8,217,967
Net unrealized gain (loss) on investments and foreign currencies	(7,245,304)	(994,788)	(12,254,611)	(1,752,371)	(5,432,026)	(1,472,353)
Net increase (decrease) in net assets resulting from operations	(4,234,837)	8,405,203	(6,922,490)	14,110,986	(3,171,008)	8,082,617
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(60,164)	—	(110,611)	—	(167,365)
Net investment income — Class 2	—	(73,292)	—	(348,960)	—	(567,412)
Net investment income — Class 3	—	(82,744)	—	(444,104)	—	(566,714)
Net realized gain on investments — Class 1	—	(1,819,437)	—	(1,423,080)	—	(874,403)
Net realized gain on investments — Class 2	—	(3,285,247)	—	(5,541,223)	—	(3,345,586)
Net realized gain on investments — Class 3	—	(5,197,288)	—	(7,975,950)	—	(3,525,633)
Total distributions to shareholders	—	(10,518,172)	—	(15,843,928)	—	(9,047,113)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,725,118)	(1,791,994)	(14,246,903)	(7,653,178)	(10,844,712)	(4,254,673)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,959,955)	(3,904,963)	(21,169,393)	(9,386,120)	(14,015,720)	(5,219,169)
NET ASSETS:
Beginning of period	71,568,204	75,473,167	137,906,414	147,292,534	102,244,559	107,463,728
End of period†	$62,608,249	$71,568,204	$116,737,021	$137,906,414	$88,228,839	$102,244,559
† Includes accumulated undistributed net investment income (loss)	$420,068	$272,738	$1,658,315	$1,104,847	$2,089,102	$1,389,671

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$729,559	$1,363,956	$976,572	$1,869,507	$(540,773)	$(818,942)
Net realized gain (loss) on investments and foreign currencies	730,746	4,440,509	11,498,790	17,302,269	31,961,760	34,984,899
Net unrealized gain (loss) on investments and foreign currencies	(3,475,457)	(831,016)	(23,240,782)	(3,687,704)	(49,023,795)	30,843,590
Net increase (decrease) in net assets resulting from operations	(2,015,152)	4,973,449	(10,765,420)	15,484,072	(17,602,808)	65,009,547
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(169,084)	—	(389,289)	—	—
Net investment income — Class 2	—	(560,443)	—	(1,143,720)	—	—
Net investment income — Class 3	—	(531,579)	—	(933,536)	—	—
Net realized gain on investments — Class 1	—	(414,645)	—	(154,029)	—	(16,764,477)
Net realized gain on investments — Class 2	—	(1,516,780)	—	(497,444)	—	(2,881,721)
Net realized gain on investments — Class 3	—	(1,527,729)	—	(435,648)	—	(2,644,794)
Total distributions to shareholders	—	(4,720,260)	—	(3,553,666)	—	(22,290,992)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,547,331)	(4,680,248)	(8,217,206)	(20,055,272)	(19,415,362)	96,140,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,562,483)	(4,427,059)	(18,982,626)	(8,124,866)	(37,018,170)	138,859,328
NET ASSETS:
Beginning of period	82,306,874	86,733,933	154,606,303	162,731,169	488,414,431	349,555,103
End of period†	$71,744,391	$82,306,874	$135,623,677	$154,606,303	$451,396,261	$488,414,431
† Includes accumulated undistributed net investment income (loss)	$1,952,880	$1,223,321	$4,819,691	$3,843,119	$(708,635)	$(167,862)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$836,784	$1,846,262	$8,281,489	$12,395,153	$(239,373)	$(413,157)
Net realized gain (loss) on investments and foreign currencies	13,733,915	46,940,608	21,973,010	50,964,474	10,305,373	15,005,167
Net unrealized gain (loss) on investments and foreign currencies	(42,009,078)	15,404,302	(121,815,741)	(8,178,883)	(32,241,445)	11,105,634
Net increase (decrease) in net assets resulting from operations	(27,438,379)	64,191,172	(91,561,242)	55,180,744	(22,175,445)	25,697,644
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(723,958)	—	(6,566,523)	—	—
Net investment income — Class 2	—	(95,865)	—	(354,385)	—	—
Net investment income — Class 3	—	(242,037)	—	(2,258,500)	—	—
Net realized gain on investments — Class 1	—	(25,211,895)	—	(724,685)	—	(9,414,815)
Net realized gain on investments — Class 2	—	(5,520,326)	—	(45,637)	—	(2,248,411)
Net realized gain on investments — Class 3	—	(25,792,643)	—	(322,503)	—	(4,665,696)
Total distributions to shareholders	—	(57,586,724)	—	(10,272,233)	—	(16,328,922)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	12,488,458	35,270,699	(1,611,540)	224,210,942	18,781,846	49,679,502
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,949,921)	41,875,147	(93,172,782)	269,119,453	(3,393,599)	59,048,224
NET ASSETS:
Beginning of period	453,504,258	411,629,111	980,779,042	711,659,589	222,390,007	163,341,783
End of period†	$438,554,337	$453,504,258	$887,606,260	$980,779,042	$218,996,408	$222,390,007
† Includes accumulated undistributed net investment income (loss)	$2,694,278	$1,857,494	$20,737,133	$12,455,644	$(228,897)	$10,476

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,586,594	$1,665,248	$405,207	$744,848	$7,709,596	$9,428,050
Net realized gain (loss) on investments and foreign currencies	16,442,007	54,815,407	4,454,304	18,907,846	272,220	15,128,952
Net unrealized gain (loss) on investments and foreign currencies	(54,254,301)	(20,674,153)	(34,090,753)	(5,488,931)	(86,194,655)	(26,919,471)
Net increase (decrease) in net assets resulting from operations	(36,225,700)	35,806,502	(29,231,242)	14,163,763	(78,212,839)	(2,362,469)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,396,766)	—	(271,551)	—	(5,776,920)
Net investment income — Class 2	—	(233,054)	—	(11,007)	—	(386,061)
Net investment income — Class 3	—	(638,014)	—	—	—	(3,445,547)
Net realized gain on investments — Class 1	—	(13,575,916)	—	(5,069,902)	—	—
Net realized gain on investments — Class 2	—	(2,793,720)	—	(959,375)	—	—
Net realized gain on investments — Class 3	—	(10,001,795)	—	(3,592,953)	—	—
Total distributions to shareholders	—	(28,639,265)	—	(9,904,788)	—	(9,608,528)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	10,717,264	269,829	18,904,295	32,890,036	55,735,015	163,788,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,508,436)	7,437,066	(10,326,947)	37,149,011	(22,477,824)	151,817,809
NET ASSETS:
Beginning of period	342,022,132	334,585,066	256,561,307	219,412,296	716,278,123	564,460,314
End of period†	$316,513,696	$342,022,132	$246,234,360	$256,561,307	$693,800,299	$716,278,123
† Includes accumulated undistributed net investment income (loss)	$3,263,628	$1,677,034	$1,113,718	$708,511	$15,593,957	$7,884,361

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		SA Columbia Focused Growth*
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$10,631,164	$18,085,941	$6,597,055	$(5,958,050)	$(502,180)	$(801,008)
Net realized gain (loss) on investments and foreign currencies	(383,834)	9,659,254	(6,169,571)	35,251,270	21,788,957	20,945,051
Net unrealized gain (loss) on investments and foreign currencies	(22,994,980)	17,251,408	(11,817,704)	(18,161,543)	(37,828,653)	(1,791,625)
Net increase (decrease) in net assets resulting from operations	(12,747,650)	44,996,603	(11,390,220)	11,131,677	(16,541,876)	18,352,418
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(9,947,864)	—	—	—	—
Net investment income — Class 2	—	(625,050)	—	—	—	—
Net investment income — Class 3	—	(6,039,794)	—	—	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	(17,354,199)
Net realized gain on investments — Class 2	—	—	—	—	—	(6,502,484)
Net realized gain on investments — Class 3	—	—	—	—	—	(8,295,360)
Total distributions to shareholders	—	(16,612,708)	—	—	—	(32,152,043)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	147,374,595	144,130,047	(65,368,578)	41,867,976	21,926,118	28,811,618
TOTAL INCREASE (DECREASE) IN NET ASSETS	134,626,945	172,513,942	(76,758,798)	52,999,653	5,384,242	15,011,993
NET ASSETS:
Beginning of period	1,081,662,003	909,148,061	688,994,875	635,995,222	179,037,456	164,025,463
End of period†	$1,216,288,948	$1,081,662,003	$612,236,077	$688,994,875	$184,421,698	$179,037,456
† Includes accumulated undistributed net investment income (loss)	$33,349,670	$22,718,506	$24,846,574	$18,249,519	$(502,180)	$—

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value*		Allocation Growth		Allocation Moderate Growth
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,726,481	$3,127,987	$(91,230)	$644,813	$(364,871)	$4,338,965
Net realized gain (loss) on investments and foreign currencies	32,068,034	14,967,162	8,211,841	12,996,065	36,845,378	54,095,934
Net unrealized gain (loss) on investments and foreign currencies	(68,045,658)	9,182,958	(16,112,060)	(5,918,939)	(74,673,301)	(20,024,462)
Net increase (decrease) in net assets resulting from operations	(34,251,143)	27,278,107	(7,991,449)	7,721,939	(38,192,794)	38,410,437
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,508,667)	—	—	—	—
Net investment income — Class 2	—	(78,996)	—	—	—	—
Net investment income — Class 3	—	(115,582)	—	(723,183)	—	(6,087,464)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(1,703,245)	—	(723,183)	—	(6,087,464)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	5,470,872	65,951,219	(7,032,290)	(15,500,732)	(27,343,051)	(79,357,234)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,780,271)	91,526,081	(15,023,739)	(8,501,976)	(65,535,845)	(47,034,261)
NET ASSETS:
Beginning of period	328,341,644	236,815,563	110,769,329	119,271,305	605,232,749	652,267,010
End of period†	$299,561,373	$328,341,644	$95,745,590	$110,769,329	$539,696,904	$605,232,749
† Includes accumulated undistributed net investment income (loss)	$4,854,470	$3,127,989	$1,302,720	$1,393,950	$7,198,880	$7,563,751

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015	For the six months ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(235,139)	$2,833,592	$(192,455)	$2,347,464
Net realized gain (loss) on investments and foreign currencies	20,398,114	28,690,691	17,398,480	20,319,274
Net unrealized gain (loss) on investments and foreign currencies	(40,834,306)	(8,727,498)	(30,218,422)	(5,019,104)
Net increase (decrease) in net assets resulting from operations	(20,671,331)	22,796,785	(13,012,397)	17,647,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	(4,082,422)	—	(3,565,216)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	—	(8,872,181)	—	(18,605,664)
Total distributions to shareholders	—	(12,954,603)	—	(22,170,880)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(17,850,799)	(28,653,144)	(20,165,554)	(10,695,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,522,130)	(18,810,962)	(33,177,951)	(15,219,038)
NET ASSETS:
Beginning of period	373,985,487	392,796,449	299,059,465	314,278,503
End of period†	$335,463,357	$373,985,487	$265,881,514	$299,059,465
† Includes accumulated undistributed net investment income (loss)	$4,169,566	$4,404,705	$3,298,497	$3,490,952

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective July 29, 2015, the names of the Seasons Focus Growth Portfolio and Seasons Focus Value Portfolio changed to the "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio," respectively.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio (f/k/a Focus Growth Portfolio) seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio (f/k/a Focus Value Portfolio) seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among two or three distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). As of September 30, 2015, the three Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), and Wellington Management Company LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below:

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Fixed Income component WMC
Multi-Managed Growth	20%	54%	26%
Multi-Managed Moderate Growth	18	40.6	41.4
Multi-Managed Income/Equity	0	32	68
Multi-Managed Income	0	16.5	83.5

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except Real Return Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees (the "Board"), that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2015, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options:  During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Written option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Transactions in options written during the period ended September 30, 2015 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2015	$93,670	$37,962
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(93,670)	(37,962)
Options outstanding as of September 30, 2015	$—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended September 30, 2015. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2015, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$2,906	$—	$—	$1,750	$—	$—	$473	$5,747	$228	$11,104
Multi-Managed Moderate Growth Portfolio		5,547	—		8,750	—	3,875	21,723	704	40,599
Multi-Managed Income/Equity Portfolio	11,078	—	—	—	—	—	6,595	29,912	857	48,442
Multi-Managed Income Portfolio	8,734	—	—	—	—	—	6,594	28,874	863	45,065
Asset Allocation: Diversified Growth Portfolio	4,344	—	—	58,050	234,428	—	—	126,291	—	423,113
Large Cap Growth Portfolio	—	—	—	23,400	—	—	—	—	—	23,400
Large Cap Value Portfolio	—	—	—	13,500	—	—	—	—	—	13,500
Mid Cap Growth Portfolio	—	—	—	7,720	—	—	—	—	—	7,720
Mid Cap Value Portfolio	—	—	—	7,720	—	—	—	—	—	7,720
Small Cap Portfolio	—	—	—	36,750	—	—	—	—	—	36,750
International Equity Portfolio	—	—	—	244,090	—	—	—	—	—	244,090
Diversified Fixed Income Portfolio	19,993	—	—	—	—	—	324,368	243,512	6,619	594,492
Real Return Portfolio	—	—	—	—	—	—	—	369,667	—	369,667

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$1,250	$—	$—	$—	$—	$—	$—	$11,369	$—	$12,619
Multi-Managed Moderate Growth Portfolio	6,563	—	—	—	—	—	—	42,458	—	49,021
Multi-Managed Income/Equity Portfolio	12,344	—	—	—	—	—	—	49,754	—	62,098
Multi-Managed Income Portfolio	8,718	—	—	—	—	—	—	50,219	—	58,937
Asset Allocation: Diversified Growth Portfolio	1,328	—	—	112,590	215,864	—	—	177,459	—	507,241
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	24,250	—	—	—	—	—	74,325	409,187	—	507,762
Real Return Portfolio	—	—	—	—	—	—	—	267,679	—	267,679

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$(11,728)
Multi-Managed Moderate Growth Portfolio	(43,870)
Multi-Managed Income/Equity Portfolio	(13,650)
Multi-Managed Income Portfolio	(4,523)
Asset Allocation: Diversified Growth Portfolio	159,929
Large Cap Growth Portfolio	(17,017)

Portfolio	Cumulative Appreciation (Depreciation)
Large Cap Value Portfolio	$(8,870)
Mid Cap Growth Portfolio	(13,767)
Mid Cap Value Portfolio	(13,767)
Small Cap Portfolio	(114,041)
International Equity Portfolio	(474,576)
Diversified Fixed Income Portfolio	899

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options Purchased(6)	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Foreign Exchange Contracts(2)	Swap Contracts(1)	Options Purchased(6)	Total
Multi-Managed Growth Portfolio	$21,538	$—	$—	$(14,057)	$—	$—	$(3,512)	$10,798	$53	$(3,160)	$11,660
Multi-Managed Moderate Growth Portfolio	(12,043)	—	—	(36,853)	—	—	(5,861)	15,202	163	(10,746)	(50,138)
Multi-Managed Income/Equity Portfolio	(5,986)	—	—	—	—	—	(3,208)	35,555	198	(12,261)	14,298
Multi-Managed Income Portfolio	57,481	—	—	—	—	—	(2,524)	37,114	198	(12,897)	79,372
Asset Allocation: Diversified Growth Portfolio	(39,177)	—	—	401,674	(2,384)	(19,541)	—	303,746	—	—	644,318
Large Cap Growth Portfolio	—	—	—	(44,025)	—	—	—	—	—	—	(44,025)
Large Cap Value Portfolio	—	—	—	(66,680)	—	—	—	—	—	—	(66,680)
Mid Cap Growth Portfolio	—	—	—	(39,834)	—	—	—	—	—	—	(39,834)
Mid Cap Value Portfolio	—	—	—	(39,808)	—	—	—	—	—	—	(39,808)
Small Cap Portfolio	—	—	—	(124,484)	—	—	—	—	—	—	(124,484)
International Equity Portfolio	—	—	—	(185,940)	—	—	—	—	—	—	(185,940)
Diversified Fixed Income Portfolio	1,615,556	—	(116,049)	—	—	—	(272,087)	142,554	1,664	(95,331)	1,276,307
Real Return Portfolio	—	—	—	—	—	—	—	(4,503,642)	—	—	(4,503,642)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options Purchased(5)	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(3)	Foreign Exchange Contracts(4)	Swap Contracts(3)	Options Purchased(5)	Total
Multi-Managed Growth Portfolio	$20,528	$—	$—	$(17,167)	$—	$—	$3,400	$(3,688)	$—	$1,740	$4,813
Multi-Managed Moderate Growth Portfolio	6,238	—	—	(46,423)	—	—	11,479	(22,159)	—	6,452	(44,413)
Multi-Managed Income/Equity Portfolio	(651)	—	—	—	—	—	8,225	(20,226)	—	7,225	(5,427)
Multi-Managed Income Portfolio	(13,575)	—	—	—	—	—	7,832	(21,440)	—	7,808	(19,375)
Asset Allocation: Diversified Growth Portfolio	(68,356)	—	—	335,800	6,583	17,520	—	(343,505)	—	—	(51,958)
Large Cap Growth Portfolio	—	—	—	(10,200)	—	—	—	—	—	—	(10,200)
Large Cap Value Portfolio	—	—	—	(7,150)	—	—	—	—	—	—	(7,150)
Mid Cap Growth Portfolio	—	—	—	(18,702)	—	—	—	—	—	—	(18,702)
Mid Cap Value Portfolio	—	—	—	(18,720)	—	—	—	—	—	—	(18,720)
Small Cap Portfolio	—	—	—	(165,289)	—	—	—	—	—	—	(165,289)
International Equity Portfolio	—	—	—	(400,055)	—	—	—	—	—	—	(400,055)
Diversified Fixed Income Portfolio	(73,336)	—	116,048	—	—	—	301,187	(209,608)	—	54,126	188,417
Real Return Portfolio	—	—	—	—	—	—	—	380,094	—	—	380,094

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)
Asset Allocation: Diversified Growth Portfolio	$—	$—	$(57,503)	$37,962	$—	$—	$34,530	$(17,010)

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts, written options contracts and swap contracts

(2)  Net realized foreign exchange gain (loss) on other assets and liabilities

(3)  Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts

(4)  Change in unrealized foreign exchange gain (loss) on other assets and liabilities

(5)  Change in unrealized appreciation (depreciation) on investments (unaffiliated)

(6)  Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2015.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Options Contracts on Currency Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Multi-Managed Growth Portfolio	$9,324,498	$968,974	$930	$—	$37,155	$—	$—	$—
Multi-Managed Moderate Growth Portfolio	22,418,557	3,952,039	2,886	—	119,345	—	—	—
Multi-Managed Income/ Equity Portfolio	23,373,051	5,290,405	3,498	—	175,008	—	—	—
Multi-Managed Income Portfolio	25,932,931	5,281,022	3,497	—	165,003	—	—	—
Asset Allocation: Diversified Growth Portfolio	46,406,972	17,254,952	1,071	—	—	14,081,465	817	—
Large Cap Growth Portfolio	1,139,867	—	—	—	—	—	—	—
Large Cap Value Portfolio	893,317	—	—	—	—	—	—	—
Mid Cap Growth Portfolio	586,300	—	—	—	—	—	—	—
Mid Cap Value Portfolio	586,300	—	—	—	—	—	—	—
Small Cap Portfolio	3,233,117	—	—	—	—	—	—	—
International Equity Portfolio	7,103,058	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	249,436,767	42,118,739	25,919	—	25,573,284	—	—	—
Real Return Portfolio	—	267,977,409	—	—	—	—	—	—

(1)  Amounts represent values in US dollars.

(2)  Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2015. The repurchase agreements held by the Portfolios as of September 30, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$92	$—	$—	$92	$70	$—	$—	$70	$22	$—	$22
Barclays Bank PLC	796	—	—	796	1,024	—	—	1,024	(228)	—	(228)
BNP Paribas SA	202	—	—	202	3,116	—	—	3,116	(2,914)	—	(2,914)
Citibank N.A.	783	—	—	783	3,266	—	—	3,266	(2,483)	—	(2,483)
Deutsche Bank AG	317	—	—	317	157	—	—	157	160	—	160
Goldman Sachs International	402	473	228	1,103	1,009	—	—	1,009	94	—	94
HSBC Bank USA, N.A.	1,224	—	—	1,224	200	—	—	200	1,024	—	1,024
JPMorgan Chase Bank	1,083	—	—	1,083	949	—	—	949	134	—	134
Morgan Stanley and Co., Inc.	41	—	—	41	1,144	—	—	1,144	(1,103)	—	(1,103)
Royal Bank of Canada	216	—	—	216	—	—	—	—	216	—	216
Standard Chartered Bank	—	—	—	—	413	—	—	413	(413)	—	(413)
State Street Bank and Trust Co.	591	—	—	591	21	—	—	21	570	—	570
Total	$5,747	$473	$228	$6,448	$11,369	$—	$—	$11,369	$(4,921)	$—	$(4,921)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$542	$—	$—	$542	$7,293	$—	$—	$7,293	$(6,751)	$—	$(6,751)
Barclays Bank PLC	2,452	—	—	2,452	3,021	—	—	3,021	(569)	—	(569)
BNP Paribas SA	618	—	—	618	9,350	—	—	9,350	(8,732)	—	(8,732)
Citibank N.A.	6,530	—	—	6,530	11,265	—	—	11,265	(4,735)	—	(4,735)
Commonwealth Bank of Australia Sydney	—	—	—	—	357	—	—	357	(357)	—	(357)
Deutsche Bank AG	944	—	—	944	468	—	—	468	476	—	476
Goldman Sachs International	1,204	3,875	704	5,783	2,951	—	—	2,951	2,832	—	2,832
HSBC Bank USA, N.A.	3,638	—	—	3,638	632	—	—	632	3,006	—	3,006
JPMorgan Chase Bank	3,320	—	—	3,320	2,875	—	—	2,875	445	—	445
Morgan Stanley and Co., Inc.	128	—	—	128	2,962	—	—	2,962	(2,834)	—	(2,834)
Royal Bank of Canada	579	—	—	579	—	—	—	—	579	—	579
Standard Chartered Bank	—	—	—	—	1,228	—	—	1,228	(1,228)	—	(1,228)
State Street Bank and Trust Co.	1,768	—	—	1,768	56	—	—	56	1,712	—	1,712
Total	$21,723	$3,875	$704	$26,302	$42,458	$—	$—	$42,458	$(16,156)	$—	$(16,156)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$391	$—	$—	$391	$7,343	$—	$—	$7,343	$(6,952)	$—	$(6,952)
Barclays Bank PLC	2,976	—	—	2,976	3,649	—	—	3,649	(673)	—	(673)
BNP Paribas SA	753	—	—	753	10,133	—	—	10,133	(9,380)	—	(9,380)
Citibank N.A.	9,048	—	—	9,048	12,630	—	—	12,630	(3,582)	—	(3,582)
Deutsche Bank AG	1,144	—	—	1,144	572	—	—	572	572	—	572
Goldman Sachs International	1,452	6,595	857	8,904	3,620	—	—	3,620	5,284	—	5,284
HSBC Bank USA, Inc.	4,297	—	—	4,297	762	—	—	762	3,535	—	3,535
JPMorgan Chase Bank	5,963	—	—	5,963	3,490	—	—	3,490	2,473	—	2,473
Morgan Stanley and Co., Inc.	155	—	—	155	3,561	—	—	3,561	(3,406)	—	(3,406)
Royal Bank of Canada	1,163	—	—	1,163	481	—	—	481	682	—	682
Standard Chartered Bank	—	—	—	—	1,489	—	—	1,489	(1,489)	—	(1,489)
State Street Bank and Trust Company	2,124	—	—	2,124	69	—	—	69	2,055	—	2,055
UBS AG	446	—	—	446	1,955	—	—	1,955	(1,509)	—	(1,509)
Total	$29,912	$6,595	$857	$37,364	$49,754	$—	$—	$49,754	$(12,390)	$—	$(12,390)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$380	$—	$—	$380	$7,343	$—	$—	$7,343	$(6,963)	$—	$(6,963)
Barclays Bank PLC	2,917	—	—	2,917	3,594	—	—	3,594	(677)	—	(677)
BNP Paribas SA	757	—	—	757	11,013	—	—	11,013	(10,256)	—	(10,256)
Citibank N.A.	8,159	—	—	8,159	13,788	—	—	13,788	(5,629)	—	(5,629)
Deutsche Bank AG	1,128	—	—	1,128	563	—	—	563	565	—	565
Goldman Sachs International	1,442	6,594	863	8,899	3,533	—	—	3,533	5,366	—	5,366
HSBC Bank USA, N.A.	4,367	—	—	4,367	762	—	—	762	3,605	—	3,605
JPMorgan Chase Bank	5,914	—	—	5,914	3,474	—	—	3,474	2,440	—	2,440
Morgan Stanley and Co., Inc.	156	—	—	156	3,438	—	—	3,438	(3,282)	—	(3,282)
Royal Bank of Canada	1,102	—	—	1,102	481	—	—	481	621	—	621
Standard Chartered Bank	—	—	—	—	1,468	—	—	1,468	(1,468)	—	(1,468)
State Street Bank and Trust Co.	2,106	—	—	2,106	68	—	—	68	2,038	—	2,038
UBS AG	446	—	—	446	694	—	—	694	(248)	—	(248)
Total	$28,874	$6,594	$863	$36,331	$50,219	$—	$—	$50,219	$(13,888)	$—	$(13,888)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$42,044	$—	$—	$42,044	$—	$—	$—	$—	$42,044	$—	$42,044
Barclays Bank PLC	44	—	—	44	755	—	—	755	(711)	—	(711)
Citibank N.A.	846	234,428	—	235,274	974	215,601	—	216,575	18,699	—	18,699
Credit Suisse AG	20,792	—	—	20,792	67,338	—	—	67,338	(46,546)	—	(46,546)
Deutsche Bank AG	—	—	—	—	14,808	—	—	14,808	(14,808)	—	(14,808)
Goldman Sachs International	—	—	—	—	13,810	263	—	14,073	(14,073)	—	(14,073)
HSBC Bank USA, N.A.	18,825	—	—	18,825	6,427	—	—	6,427	12,398	—	12,398
JPMorgan Chase Bank	25,855	—	—	25,855	34,566	—	—	34,566	(8,711)	—	(8,711)
State Street Bank and Trust Co.	9,483	—	—	9,483	459	—	—	459	9,024	—	9,024
UBS AG	8,402	—	—	8,402	37,172	—	—	37,172	(28,770)	—	(28,770)
Westpac Banking Corp.	—	—	—	—	1,150	—	—	1,150	(1,150)	—	(1,150)
Total	$126,291	$234,428	$—	$360,719	$177,459	$215,864	$—	$393,323	$(32,604)	$—	$(32,604)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$3,142	$—	$—	$3,142	$62,176	$—	$—	$62,176	$(59,034)	$—	$(59,034)
Barclays Bank PLC	24,412	—	—	24,412	33,787	—	—	33,787	(9,375)	—	(9,375)
BNP Paribas SA	6,179	—	—	6,179	77,143	—	—	77,143	(70,964)	—	(70,964)
Citibank N.A.	69,995	—	—	69,995	89,133	—	—	89,133	(19,138)	—	(19,138)
Credit Suisse International	—	—	—	—	9,267	—	—	9,267	(9,267)	—	(9,267)
Deutsche Bank AG	10,490	—	—	10,490	5,251	—	—	5,251	5,239	—	5,239
Goldman Sachs International	13,269	199,174	6,619	219,062	31,258	74,325	—	105,583	113,479	—	113,479
HSBC Bank USA, N.A.	39,237	—	—	39,237	6,634	—	—	6,634	32,603	—	32,603
JPMorgan Chase Bank	50,324	—	—	50,324	32,368	—	—	32,368	17,956	—	17,956
Morgan Stanley and Co., Inc.	1,225	—	—	1,225	45,445	—	—	45,445	(44,220)	—	(44,220)
National Australia Bank, Ltd.	—	—	—	—	9	—	—	9	(9)	—	(9)
Royal Bank of Canada	6,308	—	—	6,308	—	—	—	—	6,308	—	6,308
Standard Chartered Bank	—	—	—	—	13,654	—	—	13,654	(13,654)	—	(13,654)
State Street Bank and Trust Co.	18,931	—	—	18,931	539	—	—	539	18,392	—	18,392
UBS AG	—	—	—	—	2,523	—	—	2,523	(2,523)	—	(2,523)
Total	$243,512	$199,174	$6,619	$449,305	$409,187	$74,325	$—	$483,512	$(34,207)	$—	$(34,207)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Citibank N.A.	$326,801	$—	$—	$326,801	$—	$—	$—	$—	$326,801	$—	$326,801
Deutsche Bank AG	4,938	—	—	4,938	8,337	—	—	8,337	(3,399)	—	(3,399)
JPMorgan Chase Bank	—	—	—	—	35,424	—	—	35,424	(35,424)	—	(35,424)
National Australia Bank, Ltd.	—	—	—	—	194,314	—	—	194,314	(194,314)	—	(194,314)
State Street Bank and Trust Co.	37,928	—	—	37,928	—	—	—	—	37,928	—	37,928
Westpac Banking Corp.	—	—	—	—	29,604	—	—	29,604	(29,604)	—	(29,604)
Total	$369,667	$—	$—	$369,667	$267,679	$—	$—	$267,679	$101,988	$—	$101,988

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.08%	$55,000
Multi-Managed Moderate Growth	0.79	510,000
Multi-Managed Income/Equity	0.80	520,000
Multi-Managed Income	0.82	530,000
Large Cap Value	1.55	1,005,000
Mid Cap Growth	0.98	635,000
Diversified Fixed Income	9.93	6,450,000
Real Return	9.57	6,220,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,965,000, a repurchase price of $64,965,180, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	03/31/20	$15,249,000	$15,295,967
U.S. Treasury Notes	1.88%	08/31/22	50,515,300	51,038,133

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.08%	$75,000
Multi-Managed Moderate Growth	0.79	710,000
Multi-Managed Income/Equity	0.80	720,000
Multi-Managed Income	0.81	730,000
Large Cap Value	1.55	1,395,000
Mid Cap Growth	0.98	880,000
Diversified Fixed Income	9.93	8,930,000
Real Return	9.58	8,615,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	07/31/19	$90,111,000	$91,889,791

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.08%	$75,000
Multi-Managed Moderate Growth	0.79	710,000
Multi-Managed Income/Equity	0.80	720,000
Multi-Managed Income	0.81	730,000
Large Cap Value	1.55	1,395,000
Mid Cap Growth	0.98	880,000
Diversified Fixed Income	9.93	8,930,000
Real Return	9.58	8,615,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated September 30, 2015, bearing interest at a rate of 0.07% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,175, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	02/29/20	$91,343,300	$91,871,264

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.09%	$55,000
Multi-Managed Moderate Growth	0.79	505,000
Multi-Managed Income/Equity	0.79	510,000
Multi-Managed Income	0.81	520,000
Large Cap Value	1.55	995,000
Mid Cap Growth	0.97	625,000
Diversified Fixed Income	9.93	6,375,000
Real Return	9.58	6,155,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,215,000, a repurchase price of $64,215,178, and a maturity date of October 1, 2015. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	04/30/19	$63,988,000	$65,571,063

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.10%	$100,000
Multi-Managed Moderate Growth	0.80	805,000
Multi-Managed Income/Equity	0.80	805,000
Multi-Managed Income	0.83	830,000
Large Cap Value	1.56	1,560,000
Mid Cap Growth	0.99	990,000
Diversified Fixed Income	9.92	9,940,000
Real Return	9.57	9,590,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated September 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $100,190,000, a repurchase price of $100,190,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/24	$98,711,000	$101,995,115

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.29%	$1,050,000
Large Cap Value	0.28	1,022,000
Mid Cap Growth	0.15	544,000
Mid Cap Value	0.12	420,000
Small Cap	0.20	725,000
International Equity	3.91	14,084,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated September 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $359,908,000, a repurchase price of $359,908,000, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	12/31/19	$100,000,000	$101,625,000
U.S. Treasury Notes	1.75	05/15/23	92,165,000	91,819,381
U.S. Treasury Notes	2.63	08/15/20	112,160,000	118,749,400
U.S. Treasury Notes	3.38	11/15/19	50,000,000	54,914,050

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013 or expected to be taken in each Portfolio's 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(2)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value Portfolio(4)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth,
Allocation Moderate, Allocation Balanced(5)	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2015, the amount of advisory fees waived was $73,572.

(2)  Effective December 1, 2014, the Adviser contractually agreed to waive 0.04% of advisory fees for the International Equity Portfolio. For the six months ended September 30, 2015, the amount of advisory fees waived was $145,402.

(3)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fees for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the period ended September 30, 2015, the amount of advisory fees waived was $98,544.

(4)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. Prior to July 29, 2015, the Adviser voluntarily waived 0.05% of advisory fees. For the period ended September 30, 2015, the amount of advisory fees waived was $228,393.

(5)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios so that the advisory fee payable to SAMMCo equals 0.09% of average daily net assets. For the period ended September 30, 2015, the amount of advisory fees waived was $1,764, $9,852, $6,114 and $4,848, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
Multi-Managed Growth	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
Multi-Managed Income/Equity	Janus WMC
Multi-Managed Income	Janus WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo T. Rowe Price(1) WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SAAMCo
Small Cap	ClearBridge Investments, LLC ("ClearBridge") J.P. Morgan SAAMCo
International Equity	Janus T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
SA Columbia Focused Growth(2)	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value(3)	Columbia
Allocation Growth(4)	SAAMCo
Allocation Moderate Growth(4)	SAAMCo
Allocation Moderate(4)	SAAMCo
Allocation Balanced(4)	SAAMCo

(1)  Effective October 26, 2015, American Century Investment Management, Inc. replaced T. Rowe Price as a subadviser to a portion of the Large Cap Value Portfolio.

(2)  Effective July 29, 2015, Janus and Marsico ceased to be subadvisors for the SA Columbia Focused Growth Portfolio. The assets were reallocated to Columbia.

(3)  Effective July 29, 2015, Northern Trust Investments, N.A. and J.P. Morgan ceased to be subadvisors for the SA Columbia Focused Value Portfolio. The assets were reallocated to Columbia.

(4)  Effective July 29, 2015, SAAMCo began to directly manage the assets of the Allocation Growth, Allocation Moderate Growth, Allocation Moderate, and Allocation Balanced Portfolios, and Ibbotson Associates, Inc. ceased to subadvise the Portfolios.

The Adviser may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of September 30, 2015, except for the advisory fee waivers, none of the Portfolios voluntarily waived or reimbursed expenses and none of the Portfolios had balances subject to recoupment.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$2,021,499	$7,303,631	$11,104,251	$2,200,087	$8,318,085
Multi-Managed Moderate Growth	4,361,318	11,202,604	16,138,929	4,010,296	11,833,632
Multi-Managed Income/Equity	3,391,481	5,750,159	6,556,885	2,215,266	6,831,847
Multi-Managed Income	2,832,787	2,522,646	3,425,118	1,699,174	3,021,086
Asset Allocation: Diversified Growth	5,576,021	13,131,335	22,489,794	2,466,545	1,087,121
Stock	—	34,289,340	124,597,364	2,826,439	19,464,553
Large Cap Growth	10,773,649	37,625,512	98,798,374	12,217,940	45,368,784
Large Cap Value	24,267,990	38,703,526	108,331,203	9,179,408	1,092,825
Mid Cap Growth	640,809	13,461,364	51,575,281	4,404,870	11,924,052
Mid Cap Value	13,811,029	42,400,564	43,446,716	2,267,834	26,371,431
Small Cap	2,731,766	16,965,986	42,696,971	282,558	9,622,230
International Equity	8,894,137	(55,765,227)	35,889,726	9,608,528	—
Diversified Fixed Income	24,771,192	6,543,524	26,701,811	16,612,708	—
Real Return	23,607,543	(1,518,621)	(18,970,495)	—	—
SA Columbia Focused Growth	188,686	19,329,499	23,464,663	8,741,723	23,410,320
SA Columbia Focused Value	3,127,987	3,014,072	41,199,965	1,703,245	—
Allocation Growth	1,393,950	(10,616,469)	16,121,322	723,183	—
Allocation Moderate Growth	7,563,752	43,890,397	101,307,271	6,087,464	—
Allocation Moderate	4,415,304	23,414,382	47,495,439	4,082,422	8,872,181
Allocation Balanced	3,490,952	17,983,880	35,518,046	3,569,551	18,601,329

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—
International Equity	—	55,765,227	—	—	—
Diversified Fixed Income	—	—	—	—	—
Real Return	—	—	—	1,518,621	—
SA Columbia Focused Growth	—	—	—	—	—
SA Columbia Focused Value	—	—	—	—	—
Allocation Growth	—	—	10,616,469	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2015, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	167,860	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
SA Columbia Focused Growth	—	—	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Allocation Moderate Growth	$—	$—	$—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$7,030,707	$(3,168,577)	$3,862,130	$61,880,449
Multi-Managed Moderate Growth	9,682,627	(5,723,482)	3,959,145	125,742,017
Multi-Managed Income/Equity	4,280,478	(3,116,718)	1,163,760	100,781,347
Multi-Managed Income	2,362,257	(2,355,626)	6,631	86,791,497
Asset Allocation: Diversified Growth	10,263,355	(10,931,732)	(668,377)	138,783,115
Stock	87,335,506	(11,761,204)	75,574,302	372,737,288
Large Cap Growth	72,852,942	(16,053,448)	56,799,494	382,849,989
Large Cap Value	81,351,066	(94,828,482)	(13,477,416)	901,510,452
Mid Cap Growth	35,143,517	(15,790,966)	19,352,551	199,108,944
Mid Cap Value	21,126,441	(31,915,330)	(10,788,889)	329,021,694
Small Cap	33,027,096	(24,255,589)	8,771,507	237,481,190
International Equity	35,643,719	(85,475,084)	(49,831,365)	739,749,202
Diversified Fixed Income	20,627,809	(16,712,743)	3,915,066	1,318,528,251
Real Return	(1,490,243)	(29,660,413)	(31,150,656)	660,947,294
SA Columbia Focused Growth	5,682,266	(20,043,754)	(14,361,488)	199,597,340
SA Columbia Focused Value	3,737,092	(30,582,785)	(26,845,693)	323,485,606
Allocation Growth	9,025,207	(9,015,945)	9,262	95,778,459
Allocation Moderate Growth	53,128,010	(26,494,040)	26,633,970	513,190,553
Allocation Moderate	25,352,255	(18,691,122)	6,661,133	328,888,868
Allocation Balanced	13,712,808	(8,413,184)	5,299,624	260,655,497

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended September 30, 2015, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$770
Multi-Managed Moderate Growth	978
Multi-Managed Income/Equity	303
Multi-Managed Income	125
Asset Allocation:Diversified Growth	2,600
Stock	2,211
Large Cap Growth	5,661
Large Cap Value	1,183
Mid Cap Growth	723
Mid Cap Value	10,981
Small Cap	8,124
International Equity	4,112
SA Columbia Focused Growth	777
SA Columbia Focused Value	9,668

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2015 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$18,995,157	$20,352,504	$1,408,227	$1,712,630
Multi-Managed Moderate Growth	32,436,134	39,195,241	2,482,614	1,882,592
Multi-Managed Income/Equity	20,841,708	23,837,598	2,894,212	2,495,599
Multi-Managed Income	16,161,959	18,513,845	2,999,888	2,504,457
Asset Allocation: Diversified Growth	71,853,625	78,170,830	8,920,412	8,940,652
Stock	105,492,190	119,538,230	—	—
Large Cap Growth	111,906,871	99,903,221	—	—
Large Cap Value	132,172,038	109,371,729	—	—
Mid Cap Growth	78,066,963	58,305,854	—	—
Mid Cap Value	134,842,660	118,894,147	—	—
Small Cap	73,217,223	50,371,308	—	—
International Equity	162,089,254	107,753,705	—	—
Diversified Fixed Income	213,611,811	145,279,565	133,474,637	37,052,649
Real Return	10,297,542	10,136,171	108,415,926	101,446,220
SA Columbia Focused Growth Portfolio	246,279,567	224,136,920	—	—
SA Columbia Focused Value Portfolio	299,465,814	284,166,166	—	—
Allocation Growth	14,867,566	22,054,289	—	—
Allocation Moderate Growth	62,863,824	90,669,785	—	—
Allocation Moderate	42,997,208	61,131,850	—	—
Allocation Balanced	43,339,530	63,598,802	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,248	$389,942	8,980	$180,440	14,206	$276,381	50,951	$1,022,027
Reinvested dividends	—	—	103,783	1,879,602	—	—	185,540	3,358,538
Shares redeemed	(44,703)	(856,461)	(108,804)	(2,175,980)	(77,240)	(1,471,907)	(235,457)	(4,720,292)
Net increase (decrease)	(24,455)	$(466,519)	3,959	$(115,938)	(63,034)	$(1,195,526)	1,034	$(339,727)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	103,178	$1,970,727	71,130	$1,408,402
Reinvested dividends	—	—	292,395	5,280,032
Shares redeemed	(266,392)	(5,033,800)	(403,974)	(8,024,763)
Net increase (decrease)	(163,214)	$(3,063,073)	(40,449)	$(1,336,329)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,739	$132,441	14,640	$224,848	39,345	$594,853	103,266	$1,569,446
Reinvested dividends	—	—	107,575	1,533,691	—	—	413,624	5,890,183
Shares redeemed	(109,107)	(1,625,517)	(129,322)	(1,976,886)	(262,151)	(3,885,506)	(595,162)	(9,143,481)
Net increase (decrease)	(100,368)	$(1,493,076)	(7,107)	$(218,347)	(222,806)	$(3,290,653)	(78,272)	$(1,683,852)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	62,912	$938,788	124,635	$1,901,634
Reinvested dividends	—	—	593,223	8,420,054
Shares redeemed	(709,826)	(10,401,962)	(1,061,682)	(16,072,667)
Net increase (decrease)	(646,914)	$(9,463,174)	(343,824)	$(5,750,979)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,941	$$362,671	23,878	$302,035	98,785	$1,224,931	222,347	$2,879,554
Reinvested dividends	—	—	85,469	1,041,768	—	—	321,428	3,912,998
Shares redeemed	(143,982)	(1,799,535)	(114,922)	(1,486,648)	(386,974)	(4,807,653)	(616,078)	(7,919,161)
Net increase (decrease)	(115,041)	$(1,436,864)	(5,575)	$(142,845)	(288,189)	$(3,582,722)	(72,303)	$(1,126,609)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	70,237	$873,532	125,569	$1,603,482
Reinvested dividends	—	—	337,203	4,092,347
Shares redeemed	(544,004)	(6,698,658)	(680,329)	(8,681,048)
Net increase (decrease)	(473,767)	$(5,825,126)	(217,557)	$(2,985,219)

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,769	$260,212	28,392	$343,474	99,524	$1,190,372	211,432	$2,571,369
Reinvested dividends	—	—	49,424	583,729	—	—	176,110	2,077,223
Shares redeemed	(187,690)	(2,250,032)	(131,239)	(1,611,571)	(348,512)	(4,154,431)	(497,543)	(6,089,517)
Net increase (decrease)	(165,921)	$(1,989,820)	(53,423)	$(684,368)	(248,988)	$(2,964,059)	(110,001)	$(1,440,925)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	161,011	$1,924,087	217,534	$2,640,333
Reinvested dividends	—	—	175,095	2,059,308
Shares redeemed	(465,726)	(5,517,539)	(595,191)	(7,254,596)
Net increase (decrease)	(304,715)	$(3,593,452)	(202,562)	$(2,554,955)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	74,594	$992,228	21,587	$293,977	238,777	$3,136,382	207,919	$2,798,827
Reinvested dividends	—	—	41,169	543,318	—	—	124,352	1,641,165
Shares redeemed	(198,757)	(2,793,980)	(257,458)	(3,473,848)	(424,113)	(5,933,488)	(981,832)	(13,193,004)
Net increase (decrease)	(124,163)	$(1,801,752)	(194,702)	$(2,636,553)	(185,336)	$(2,797,106)	(649,561)	$(8,753,012)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	284,873	$3,817,898	217,505	$2,922,293
Reinvested dividends	—	—	103,897	1,369,183
Shares redeemed	(532,857)	(7,436,246)	(967,535)	(12,957,183)
Net increase (decrease)	(247,984)	$(3,618,348)	(646,133)	$(8,665,707)

	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	901,709	$23,361,657	4,144,974	$99,295,575	18,522	$460,549	73,405	$1,727,489
Reinvested dividends	—	—	718,011	16,764,477	—	—	125,388	2,881,721
Shares redeemed	(1,234,251)	(32,559,316)	(147,147)	(3,551,583)	(212,628)	(5,416,942)	(540,506)	(12,789,877)
Net increase (decrease)	(332,542)	$(9,197,659)	4,715,838	$112,508,469	(194,106)	$(4,956,393)	(341,713)	$(8,180,667)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	64,675	$1,636,325	73,233	$1,702,995
Reinvested dividends	—	—	116,169	2,644,794
Shares redeemed	(273,908)	(6,897,635)	(535,322)	(12,534,818)
Net increase (decrease)	(209,233)	$(5,261,310)	(345,920)	$(8,187,029)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,287,552	$60,513,111	3,940,045	$55,740,209	29,210	$386,621	149,093	$2,059,997
Reinvested dividends	—	—	1,996,294	25,935,853	—	—	439,265	5,616,191
Shares redeemed	(3,077,412)	(43,442,552)	(1,787,690)	(24,704,123)	(273,345)	(3,706,646)	(624,994)	(8,633,272)
Net increase (decrease)	1,210,140	$17,070,559	4,148,649	$56,971,939	(244,135)	$(3,320,025)	(36,636)	$(957,084)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,088,455	$15,020,924	535,196	$7,155,200
Reinvested dividends	—	—	2,051,981	26,034,680
Shares redeemed	(1,207,203)	(16,283,000)	(3,831,400)	(53,934,036)
Net increase (decrease)	(118,748)	$(1,262,076)	(1,244,223)	$(20,744,156)

	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,034,815	$85,063,146	14,707,296	$246,803,617	8,622	$139,869	98,291	$1,639,913
Reinvested dividends	—	—	439,370	7,291,208	—	—	24,125	400,022
Shares redeemed	(74,868)	(1,227,769)	(25,415)	(426,930)	(255,642)	(4,286,321)	(408,549)	(6,859,811)
Net increase (decrease)	4,959,947	$83,835,377	15,121,251	$253,667,895	(247,020)	$(4,146,452)	(286,133)	$(4,819,876)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	132,057	$2,186,493	692,445	$11,732,589
Reinvested dividends	—	—	155,876	2,581,003
Shares redeemed	(4,918,707)	(83,486,958)	(2,336,649)	(38,950,669)
Net increase (decrease)	(4,786,650)	$(81,300,465)	(1,488,328)	$(24,637,077)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	671,552	$11,902,726	2,497,628	$43,322,487	14,617	$248,962	29,428	$499,766
Reinvested dividends	—	—	575,089	9,414,815	—	—	141,724	2,248,411
Shares redeemed	(690,429)	(12,375,855)	(41,504)	(720,678)	(146,424)	(2,524,931)	(388,925)	(6,496,273)
Net increase (decrease)	(18,877)	$(473,129)	3,031,213	$52,016,624	(131,807)	$(2,275,969)	(217,773)	$(3,748,096)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,621,607	$27,787,816	637,898	$10,503,311
Reinvested dividends	—	—	299,313	4,665,696
Shares redeemed	(372,820)	(6,256,872)	(834,030)	(13,758,033)
Net increase (decrease)	1,248,787	$21,530,944	103,181	$1,410,974

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,477,850	$90,514,464	3,421,179	$70,483,247	11,373	$223,622	49,476	$1,008,975
Reinvested dividends	—	—	779,538	14,972,682	—	—	157,880	3,026,774
Shares redeemed	(1,749,557)	(35,255,272)	(2,859,654)	(60,632,318)	(172,078)	(3,434,249)	(335,604)	(6,895,127)
Net increase (decrease)	2,728,293	$55,259,192	1,341,063	$24,823,611	(160,705)	$(3,210,627)	(128,248)	$(2,859,378)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	46,207	$903,261	214,139	$4,424,016
Reinvested dividends	—	—	555,835	10,639,809
Shares redeemed	(2,109,028)	(42,234,562)	(1,803,554)	(36,758,229)
Net increase (decrease)	(2,062,821)	$(41,331,301)	(1,033,580)	$(21,694,404)
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,537,824	$63,656,708	3,171,401	$43,840,980	18,904	$244,072	63,231	$851,827
Reinvested dividends	—	—	404,249	5,341,454	—	—	75,030	970,381
Shares redeemed	(1,088,372)	(15,243,810)	(17,066)	(233,944)	(188,998)	(2,564,505)	(424,338)	(5,734,674)
Net increase (decrease)	3,449,452	$48,412,898	3,558,584	$48,948,490	(170,094)	$(2,320,433)	(286,077)	$(3,912,466)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	53,473	$708,705	212,957	$2,826,443
Reinvested dividends	—	—	281,640	3,592,953
Shares redeemed	(2,059,221)	(27,896,875)	(1,392,285)	(18,565,384)
Net increase (decrease)	(2,005,748)	$(27,188,170)	(897,688)	$(12,145,988)

	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,740,599	$85,542,313	17,393,870	$154,914,285	83,519	$719,829	377,495	$3,284,884
Reinvested dividends	—	—	693,739	5,776,920	—	—	46,282	386,060
Shares redeemed	(2,350,074)	(21,585,081)	(31,282)	(274,996)	(280,720)	(2,480,439)	(528,527)	(4,690,797)
Net increase (decrease)	7,390,525	$63,957,232	18,056,327	$160,416,209	(197,201)	$(1,760,610)	(104,750)	$(1,019,853)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,244,309	$19,557,290	4,500,464	$38,760,997
Reinvested dividends	—	—	414,285	3,445,548
Shares redeemed	(2,937,235)	(26,018,897)	(4,237,238)	(37,814,095)
Net increase (decrease)	(692,926)	$(6,461,607)	677,511	$4,392,450
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,645,571	$90,419,989	17,964,756	$212,046,997	55,283	$650,345	341,964	$4,025,795
Reinvested dividends	—	—	846,906	9,947,864	—	—	53,267	625,050
Shares redeemed	(67,147)	(791,799)	(38,343)	(451,579)	(326,918)	(3,842,021)	(754,495)	(8,885,475)
Net increase (decrease)	7,578,424	$89,628,190	18,773,319	$221,543,282	(271,635)	$(3,191,676)	(359,264)	$(4,234,630)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	7,055,418	$82,314,012	1,068,545	$12,515,498
Reinvested dividends	—	—	517,030	6,039,794
Shares redeemed	(1,830,751)	(21,375,931)	(7,813,052)	(91,733,897)
Net increase (decrease)	5,224,667	$60,938,081	(6,227,477)	$(73,178,605)

	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,390,249	$13,717,204	6,804,049	$67,331,060	2,140,289	$20,921,646	7,596,940	$74,800,257
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(3,519,074)	(35,132,757)	(5,108,234)	(50,000,000)	(6,652,711)	(64,874,671)	(5,100,444)	(50,263,341)
Net increase (decrease)	(2,128,825)	$(21,415,553)	1,695,815	$17,331,060	(4,512,422)	$(43,953,025)	2,496,496	$24,536,916
	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,087,129	$21,830,100	2,074,244	$24,517,854	22,391	$230,972	36,179	$408,167
Reinvested dividends	—	—	1,684,756	17,354,199	—	—	650,661	6,502,484
Shares redeemed	(11,613)	(123,055)	(24,660)	(301,543)	(312,187)	(3,293,205)	(633,961)	(7,387,400)
Net increase (decrease)	2,075,516	$21,707,045	3,734,340	$41,570,510	(289,796)	$(3,062,233)	52,879	$(476,749)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	798,978	$8,423,411	152,686	$1,759,679
Reinvested dividends	—	—	844,740	8,295,360
Shares redeemed	(502,015)	(5,142,105)	(1,916,164)	(22,337,182)
Net increase (decrease)	296,963	$3,281,306	(918,738)	$(12,282,143)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,336,760	$23,800,618	5,177,294	$88,734,755	14,649	$240,310	42,203	$720,556
Reinvested dividends	—	—	87,158	1,508,667	—	—	4,567	78,996
Shares redeemed	(834,826)	(15,203,108)	(722,041)	(12,000,000)	(99,162)	(1,785,421)	(237,597)	(4,053,080)
Net increase (decrease)	501,934	$8,597,510	4,542,411	$78,243,422	(84,513)	$(1,545,111)	(190,827)	$(3,253,528)

	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	98,503	$1,746,028	61,832	$1,055,493
Reinvested dividends	—	—	6,696	115,582
Shares redeemed	(186,959)	(3,327,555)	(595,387)	(10,209,750)
Net increase (decrease)	(88,456)	$(1,581,527)	(526,859)	$(9,038,675)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	259,878	$3,418,882	841,817	$10,812,371
Reinvested dividends	—	—	57,064	723,183
Shares redeemed	(789,957)	(10,451,172)	(2,102,258)	(27,036,286)
Net increase (decrease)	(530,079)	$(7,032,290)	(1,203,377)	$(15,500,732)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,025,672	$13,908,777	1,264,111	$16,993,435
Reinvested dividends	—	—	460,089	6,087,464
Shares redeemed	(3,023,710)	(41,251,828)	(7,643,711)	(102,438,133)
Net increase (decrease)	(1,998,038)	$(27,343,051)	(5,919,511)	$(79,357,234)
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	651,716	$8,426,783	1,550,960	$20,017,339
Reinvested dividends	—	—	1,031,978	12,954,603
Shares redeemed	(2,039,204)	(26,277,582)	(4,767,478)	(61,625,086)
Net increase (decrease)	(1,387,488)	$(17,850,799)	(2,184,540)	$(28,653,144)

	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2015 (unaudited)		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	712,827	$8,780,189	1,773,609	$22,709,838
Reinvested dividends	—	—	1,838,181	22,170,880
Shares redeemed	(2,362,943)	(28,945,743)	(4,359,868)	(55,576,510)
Net increase (decrease)	(1,650,116)	$(20,165,554)	(748,078)	$(10,695,792)

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2015:

Portfolio	J.P. Morgan Securities, Inc.
Multi-Managed Growth	$78

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and/or Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the six months ended September 30, 2015, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
American International Group, Inc.	$20,068	$—	$2,721,364	$121,002	$282,242	$157,122	$(33,410)	$2,683,836

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Allied World Assurance Co. Holdings AG	$1,766	$—	$142,612	$8,639	$15,947	$8,833	$(15,390)	$128,747

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Seasons Series Trust
Large Cap Growth Portfolio, Class 3	$—	$—	$17,998,716	$214,588	$1,367,477	$471,528	$(1,441,209)	$15,876,146
Large Cap Value Portfolio, Class 3	—	—	23,578,042	108,876	6,968,464	3,814,152	(5,397,439)	15,135,167
Mid Cap Growth Portfolio, Class 3	—	—	4,751,753	2,353,524	450,971	184,875	(827,063)	6,012,118
Mid Cap Value Portfolio, Class 3	—	—	10,932,987	65,237	5,051,726	1,724,575	(2,426,282)	5,244,791
Multi-Managed Growth Portfolio, Class 3	—	—	3,342,097	35,985	1,254,410	(36,178)	(150,597)	1,936,897
SA Columbia Focused Growth Portfolio, Class 3	—	—	1,175,563	862,132	200,551	32,438	(211,113)	1,658,469
SA Columbia Focused Value Portfolio, Class 3	—	—	1,941,646	12,132	154,584	57,681	(246,378)	1,610,497
Small Cap Portfolio, Class 3	—	—	8,154,717	52,285	3,269,131	1,084,616	(1,656,002)	4,366,485

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Diversified Fixed Income Portfolio, Class 3	$—	$—	$10,557,101	$7,224,092	$625,397	$(19,691)	$(99,455)	$17,036,650
Real Return Portfolio, Class 3	—	—	—	2,012,806	53,993	(335)	(10,453)	1,948,025
International Equity Portfolio, Class 3	—	—	28,442,041	925,909	2,657,585	898,180	(3,632,299)	23,976,246
SunAmerica Series Trust High Yield Bond Portfolio	—	—	—	1,000,000	—	—	(13,770)	986,230
	$—	$—	$110,874,663	$14,867,566	$22,054,289	$8,211,841	$(16,112,060)	$95,787,721

Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Seasons Series Trust
Large Cap Growth Portfolio, Class 3	$—	$—	$74,467,002	$12,667,863	$4,421,230	$1,535,630	$(6,647,459)	$77,601,806
Large Cap Value Portfolio, Class 3	—	—	110,372,145	490,724	29,455,283	16,247,891	(23,945,273)	73,710,204
Mid Cap Growth Portfolio, Class 3	—	—	18,315,941	10,676,033	1,421,306	516,488	(3,194,478)	24,892,678
Mid Cap Value Portfolio, Class 3	—	—	42,883,206	190,824	18,819,489	6,343,244	(9,065,892)	21,531,893
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	21,288,409	142,066	4,122,757	(191,951)	(892,858)	16,222,909
SA Columbia Focused Growth Portfolio, Class 3	—	—	6,032,169	3,559,115	559,852	110,052	(974,939)	8,166,545
SA Columbia Focused Value Portfolio, Class 3	—	—	9,083,069	760,046	583,940	310,363	(1,279,292)	8,290,246
Small Cap Portfolio, Class 3	—	—	32,197,102	161,645	12,936,470	7,844,498	(10,142,036)	17,124,739
Diversified Fixed Income Portfolio, Class 3	—	—	150,239,550	19,818,847	4,068,623	(49,561)	(1,761,445)	164,178,768
Real Return Portfolio, Class 3	—	—	22,686,203	169,851	3,866,931	177,216	(572,063)	18,594,276
International Equity Portfolio, Class 3	—	—	117,893,611	11,226,810	10,413,904	4,001,508	(16,156,255)	106,551,770
SunAmerica Series Trust High Yield Bond Portfolio	—	—	—	3,000,000	—	—	(41,311)	2,958,689
	$—	$—	$605,458,407	$62,863,824	$90,669,785	$36,845,378	$(74,673,301)	$539,824,523

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Seasons Series Trust
Large Cap Growth Portfolio, Class 3	$—	$—	$43,184,439	$1,783,646	$1,997,488	$718,828	$(3,257,196)	$40,432,229
Large Cap Value Portfolio, Class 3	—	—	65,162,952	337,830	21,766,346	11,792,565	(15,938,698)	39,588,303
Mid Cap Growth Portfolio, Class 3	—	—	6,630,791	10,029,105	734,981	278,883	(1,761,709)	14,442,089
Mid Cap Value Portfolio, Class 3	—	—	21,766,103	219,961	8,013,023	2,776,473	(4,314,167)	12,435,347
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,806,321	2,310,769	317,376	50,327	(522,979)	4,327,062
SA Columbia Focused Value Portfolio, Class 3	—	—	4,673,343	618,068	321,850	182,069	(703,690)	4,447,940

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Small Cap Portfolio, Class 3	$—	$—	$19,004,930	$89,026	$5,770,233	$2,934,212	$(4,436,287)	$11,821,648
Diversified Fixed Income Portfolio, Class 3	—	—	113,058,284	19,196,497	5,781,599	(59,986)	(1,283,684)	125,129,512
Multi-Managed Income/Equity	—	—	16,861,517	33,494	2,753,721	(120,643)	(418,637)	13,602,010
Real Return Portfolio, Class 3	—	—	22,310,287	77,176	7,103,436	(23,364)	(354,022)	14,906,641
International Equity Portfolio, Class 3	—	—	58,661,868	6,301,636	6,571,797	1,868,750	(7,815,697)	52,444,760
SunAmerica Series Trust High Yield Bond Portfolio	—	—	—	2,000,000	—	—	(27,540)	1,972,460
	$—	$—	$374,120,835	$42,997,208	$61,131,850	$20,398,114	$(40,834,306)	$335,550,001

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2015
Seasons Series Trust
Large Cap Growth Portfolio, Class 3	$—	$—	$33,360,178	$236,089	$4,464,823	$1,761,583	$(3,441,661)	$27,451,366
Large Cap Value Portfolio, Class 3	—	—	50,269,083	220,190	22,239,378	10,842,559	(13,567,428)	25,525,026
Mid Cap Growth Portfolio, Class 3	—	—	3,013,724	4,204,598	468,646	173,527	(861,448)	6,061,755
Mid Cap Value Portfolio, Class 3	—	—	13,610,193	88,182	7,296,906	2,990,918	(3,766,642)	5,625,745
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,240,213	1,224,588	294,874	43,557	(350,528)	2,862,956
SA Columbia Focused Value Portfolio, Class 3	—	—	3,726,730	25,196	611,524	167,138	(503,017)	2,804,523
Small Cap Portfolio, Class 3	—	—	9,062,120	52,833	3,320,243	1,044,131	(1,729,339)	5,109,502
Diversified Fixed Income Portfolio, Class 3	—	—	104,638,688	35,158,964	6,262,300	52,464	(1,301,373)	132,286,443
Multi-Managed Income	—	—	13,519,532	97,404	2,414,778	(90,193)	(252,505)	10,859,460
Real Return Portfolio, Class 3	—	—	29,267,853	122,611	13,186,108	(279,114)	(179,783)	15,745,459
International Equity Portfolio, Class 3	—	—	36,326,021	408,875	3,039,222	691,910	(4,244,043)	30,143,541
SunAmerica Series Trust High Yield Bond Portfolio	—	—	—	1,500,000	—	—	(20,655)	1,479,345
	$—	$—	$299,034,335	$43,339,530	$63,598,802	$17,398,480	$(30,218,422)	$265,955,121

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2015, each Managed Allocation Portfolio held less than 19% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 36% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At September 30, 2015, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	14%
SA Columbia Focused Growth	Allocation Moderate Growth Portfolio	5%
International Equity	Allocation Moderate Growth Portfolio	15%

Portfolio	Holder	Percentage
Large Cap Growth	Allocation Moderate Growth Portfolio	18%
Large Cap Value	Allocation Moderate Growth Portfolio	8%
Mid Cap Growth	Allocation Moderate Growth Portfolio	12%
Mid Cap Value	Allocation Moderate Growth Portfolio	7%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	14%
Small Cap	Allocation Moderate Growth Portfolio	7%
Diversified Fixed Income	Allocation Moderate Portfolio	10%
International Equity	Allocation Moderate Portfolio	8%
Large Cap Growth	Allocation Moderate Portfolio	9%
Mid Cap Growth	Allocation Moderate Portfolio	7%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	15%
Small Cap	Allocation Moderate Portfolio	5%
Diversified Fixed Income	Allocation Balanced Portfolio	11%
Large Cap Growth	Allocation Balanced Portfolio	6%
Multi-Managed Income	Allocation Balanced Portfolio	15%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	51%
SA Columbia Focused Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	60%
SA Columbia Focused Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	55%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	39%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	28%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	37%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	38%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	52%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	19%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	33%
SA Columbia Focused Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	30%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	8%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	23%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	21%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	40%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	20%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	18%
Real Return .	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	8%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	37%

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2015, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	23	$143	$159,013	1.39%
Multi-Managed Moderate Growth	63	396	162,399	1.39
Multi-Managed Income/Equity	36	243	175,641	1.39
Multi-Managed Income	20	47	60,865	1.39
Asset Allocation: Diversified Growth	1	5	138,802	1.38
Large Cap Growth	1	4	109,069	1.39
Large Cap Value	11	2,225	5,278,406	1.39
Mid Cap Value	2	412	5,298,207	1.40
Small Cap	7	99	362,982	1.40
International Equity	1	10	248,898	1.38
Allocation Growth	74	262	92,104	1.38
Allocation Moderate Growth	106	1,206	296,172	1.38
Allocation Moderate	92	695	196,909	1.38
Allocation Balanced	87	753	225,440	1.38

As of September 30, 2015, the following Portfolios had outstanding borrowings:

Portfolio	Amount
Multi-Managed Growth	$368,631
Multi-Managed Moderate Growth	581,268

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2015, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Stock	$162,045	$—	$—
Large Cap Value	—	85,550	(46,362)
Mid Cap Growth	836,440	—	—
Mid Cap Value	—	19,951	3,891
International Equity	—	62,608	8,389

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2015, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At September 30, 2015, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Kenan Advantage Group, Inc.	Strip Delayed Draw	01/31/2017	$10,000	$9,967

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/11	$14.50	$0.11	$1.61	$1.72	$(0.12)	$—	$(0.12)	$16.10	11.89%	$14,861	1.24%		0.72%		90%
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	(0.15)	16.80	5.36	12,830	1.29		0.55		67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	(0.10)	17.76	6.37	12,124	1.31		0.56		85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28		0.43		80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17		0.62		67
09/30/15@	19.31	0.06	(1.24)	(1.18)	—	—	—	18.13	(6.11)	11,497	1.17	#	0.60	#	29
Multi-Managed Growth Portfolio Class 2
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	(0.09)	16.07	11.64	32,548	1.39		0.57		90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	(0.12)	16.78	5.23	27,093	1.44		0.40		67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46		0.41		85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43		0.28		80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
09/30/15@	19.29	0.04	(1.23)	(1.19)	—	—	—	18.10	(6.17)	20,469	1.32	#	0.45	#	29
Multi-Managed Growth Portfolio Class 3
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	(0.08)	16.04	11.51	39,232	1.49		0.47		90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	(0.10)	16.75	5.14	34,327	1.54		0.30		67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56		0.31		85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52		0.19		80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
09/30/15@	19.24	0.03	(1.23)	(1.20)	—	—	—	18.04	(6.24)	30,642	1.42	#	0.35	#	29

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.00	0.01	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/11	$13.35	$0.19	$1.16	$1.35	$(0.25)	$—	$(0.25)	$14.45	10.19%	$18,213	1.06%		1.37%		90%
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	(0.82)	14.38	5.69	15,621	1.09		1.12		61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	(0.80)	14.44	6.28	13,546	1.11		0.97		90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09		0.78		74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02		0.98		71
09/30/15@	15.05	0.08	(0.88)	(0.80)	—	—	—	14.25	(5.32)	11,116	1.02	#	1.03	#	25
Multi-Managed Moderate Growth Portfolio Class 2
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	(0.23)	14.42	10.10	75,501	1.21		1.22		90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	(0.79)	14.35	5.48	62,180	1.24		0.97		61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26		0.82		90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24		0.63		74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
09/30/15@	15.02	0.07	(0.87)	(0.80)	—	—	—	14.22	(5.33)	46,840	1.17	#	0.88	#	25
Multi-Managed Moderate Growth Portfolio Class 3
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	(0.22)	14.39	9.88	65,288	1.31		1.11		90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	(0.78)	14.33	5.46	56,421	1.34		0.87		61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36		0.72		90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33		0.54		74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
09/30/15@	14.97	0.06	(0.87)	(0.81)	—	—	—	14.16	(5.41)	58,781	1.27	#	0.78	#	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/11	$12.07	$0.31	$0.55	$0.86	$(0.41)	$—	$(0.41)	$12.52	7.19%	$14,049	1.04%		2.47%		70%
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	(0.60)	12.72	6.67	12,468	1.09		2.18		51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	(0.89)	12.69	6.95	12,352	1.09		1.70		60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05		1.35		77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00		1.45		86
09/30/15@	12.61	0.10	(0.50)	(0.40)	—	—	—	12.21	(3.17)	10,142	1.00	#	1.61	#	22
Multi-Managed Income/Equity Portfolio Class 2
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	(0.39)	12.49	7.02	64,537	1.20		2.32		70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	(0.57)	12.69	6.48	55,328	1.24		2.04		51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24		1.55		60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20		1.20		77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
09/30/15@	12.59	0.09	(0.50)	(0.41)	—	—	—	12.18	(3.26)	39,523	1.15	#	1.46	#	22
Multi-Managed Income/Equity Portfolio Class 3
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	(0.38)	12.47	6.95	40,736	1.30		2.21		70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	(0.56)	12.67	6.37	35,247	1.34		1.94		51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34		1.45		60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29		1.09		77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
09/30/15@	12.55	0.09	(0.51)	(0.42)	—	—	—	12.13	(3.35)	38,564	1.25	#	1.36	#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.01	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/11	$12.16	$0.35	$0.36	$0.71	$(0.37)	$—	$(0.37)	$12.50	5.87%	$13,524	1.05%		2.81%		74%
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	(0.79)	12.53	6.90	11,911	1.08		2.38		53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	(0.89)	12.39	6.09	11,480	1.08		1.81		56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05		1.59		63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00		1.81		87
09/30/15@	12.10	0.12	(0.42)	(0.30)	—	—	—	11.80	(2.48)	7,771	0.99	#	2.02	#	22
Multi-Managed Income Portfolio Class 2
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	(0.35)	12.47	5.72	51,560	1.20		2.65		74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	(0.77)	12.51	6.79	47,469	1.23		2.23		53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23		1.66		56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21		1.44		63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
09/30/15@	12.08	0.11	(0.42)	(0.31)	—	—	—	11.77	(2.57)	32,229	1.14	#	1.87	#	22
Multi-Managed Income Portfolio Class 3
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	(0.34)	12.45	5.56	33,572	1.30		2.55		74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	(0.76)	12.49	6.71	32,770	1.33		2.12		53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33		1.56		56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29		1.32		63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
09/30/15@	12.04	0.11	(0.42)	(0.31)	—	—	—	11.73	(2.57)	31,744	1.24	#	1.77	#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/11	$9.18	$0.16	$1.10	$1.26	$(0.30)	$—	$(0.30)	$10.14	13.94%	$27,916	1.03%		1.70%		94%
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	(0.21)	10.30	3.93 (3)	24,385	1.04		1.88		89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	(0.24)	11.25	11.77	22,692	1.05		1.90		67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43	22,898	1.01		1.63		61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56	21,958	0.99		1.36		79
09/30/15@	13.99	0.10	(1.16)	(1.06)	—	—	—	12.93	(7.58)	18,696	0.95	#	1.49	#	58
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	(0.28)	10.12	13.65	102,159	1.18		1.55		94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	(0.20)	10.29	3.84 (3)	87,601	1.19		1.73		89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58	77,266	1.20		1.75		67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26	74,099	1.16		1.48		61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14		1.21		79
09/30/15@	13.98	0.09	(1.15)	(1.06)	—	—	—	12.92	(7.58)	63,013	1.10	#	1.34	#	58
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	(0.28)	10.11	13.71	82,330	1.28		1.44		94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	(0.19)	10.27	3.64 (3)	73,205	1.28		1.63		89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50	67,530	1.30		1.65		67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18	65,734	1.26		1.38		61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24		1.11		79
09/30/15@	13.96	0.09	(1.16)	(1.07)	—	—	—	12.89	(7.66)	53,916	1.20	#	1.24	#	58

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/11	$13.32	$(0.03)	$2.37	$2.34	$—	$—	$—	$15.66	17.57%	$22,716	0.96%		(0.20)%	37%
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	17.45	11.43	19,750	0.96		(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	18.68	7.05	107,950	0.94		0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91		(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88		(0.15)	32
09/30/15@	25.28	(0.02)	(0.97)	(0.99)	—	—	—	24.29	(3.92)	358,769	0.87	#	(0.18)#	22
Stock Portfolio Class 2
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	15.52	17.40	80,763	1.11		(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	17.26	11.21	68,643	1.11		(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11		(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06		(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03		(0.30)	32
09/30/15@	24.88	(0.04)	(0.96)	(1.00)	—	—	—	23.88	(4.02)	48,927	1.02	#	(0.33)#	22
Stock Portfolio Class 3
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	15.44	17.24	67,066	1.21		(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	17.16	11.14	59,118	1.21		(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21		(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16		(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13		(0.40)	32
09/30/15@	24.64	(0.05)	(0.95)	(1.00)	—	—	—	23.64	(4.06)	43,700	1.12	#	(0.43)#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/11	$9.06	$0.05	$0.99	(2)	$1.04	$(0.03)	$—	$(0.03)	$10.07	11.45%	$5,452	0.90%		0.52%		29%
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	(0.05)	11.04	10.17	8,552	0.90		0.54		52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	(0.45)	11.66	10.06	39,935	0.89		0.90		31
03/31/14	11.66	0.06	2.55		2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85		0.47		69
03/31/15	13.72	0.08	2.07		2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84		0.57		43
09/30/15@	13.80	0.03	(0.81)		(0.78)	—	—	—	13.02	(5.65)	220,207	0.83	#	0.50	#	23
Large Cap Growth Portfolio Class 2
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	(0.03)	10.89	10.01	46,185	1.05		0.36		52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04		0.66		31
03/31/14	11.50	0.04	2.51		2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01		0.32		69
03/31/15	13.52	0.06	2.04		2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
09/30/15@	13.58	0.02	(0.80)		(0.78)	—	—	—	12.80	(5.74)	35,770	0.98	#	0.34	#	23
Large Cap Growth Portfolio Class 3
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	(0.02)	10.82	9.99	225,751	1.15		0.28		52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14		0.57		31
03/31/14	11.42	0.03	2.50		2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11		0.22		69
03/31/15	13.43	0.04	2.03		2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
09/30/15@	13.47	0.02	(0.80)		(0.78)	—	—	—	12.69	(5.79)	182,577	1.08	#	0.25	#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/11	$10.42	$0.16	$1.37	$1.53	$(0.19)	$—	$(0.19)	$11.76	14.89%	$5,894	0.89%		1.47%	43%
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	(0.17)	12.00	3.70	12,598	0.89		1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	(0.17)	13.63	15.18	117,872	0.88		1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82		1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79		1.55	27
09/30/15@	17.04	0.15	(1.75)	(1.60)	—	—	—	15.44	(9.39)	686,245	0.78	#	1.77 #	12
Large Cap Value Portfolio Class 2
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	(0.18)	11.74	14.74	50,646	1.04		1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	(0.15)	11.98	3.52	41,809	1.04		1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03		1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98		1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94		1.39	27
09/30/15@	17.02	0.14	(1.75)	(1.61)	—	—	—	15.41	(9.46)	29,540	0.93	#	1.60 #	12
Large Cap Value Portfolio Class 3
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	(0.17)	11.72	14.57	271,347	1.14		1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	(0.14)	11.97	3.53	257,027	1.14		1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13		1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08		1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04		1.29	27
09/30/15@	16.99	0.13	(1.74)	(1.61)	—	—	—	15.38	(9.48)	171,822	1.03	#	1.47 #	12
Mid Cap Growth Portfolio Class 1
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	13.03	27.12	6,342	1.12		(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	13.17	1.07	7,441	1.12		(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07		0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99		(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94		(0.13)	48
09/30/15@	17.86	(0.01)	(1.61)	(1.62)	—	—	—	16.24	(9.07)	127,319	0.93	#	(0.14)#	26
Mid Cap Growth Portfolio Class 2
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	12.75	26.99	41,667	1.27		(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	12.86	0.86	32,440	1.27		(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24		(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15		(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09		(0.29)	48
09/30/15@	17.30	(0.02)	(1.56)	(1.58)	—	—	—	15.72	(9.13)	23,585	1.07	#	(0.29)#	26
Mid Cap Growth Portfolio Class 3
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	12.60	26.76	54,902	1.37		(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	12.70	0.79	65,265	1.37		(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34		(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25		(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19		(0.38)	48
09/30/15@	17.00	(0.03)	(1.54)	(1.57)	—	—	—	15.43	(9.24)	68,092	1.18	#	(0.36)#	26

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/11	$11.87	$0.09	$2.61	$2.70	$(0.10)	$—	$(0.10)	$14.47	22.82%		$5,208	1.05%		0.75%	76%
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	(0.08)	14.35	(0.19)		9,565	1.01		0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	(0.09)	16.81	17.86		59,774	0.99		1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05		164,147	0.93		0.98	68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09		193,319	0.91		0.64	95
09/30/15@	20.42	0.10	(2.18)	(2.08)	—	—	—	18.34	(10.19)		223,681	0.91	#	1.01 #	35
Mid Cap Value Portfolio Class 2
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	(0.08)	14.43	22.62		47,947	1.20		0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	(0.06)	14.31	(0.33)		37,208	1.16		0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77		35,708	1.14		0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86		36,743	1.08		0.72	68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93		34,526	1.06		0.45	95
09/30/15@	20.38	0.08	(2.17)	(2.09)	—	—	—	18.29	(10.26)		28,048	1.05	#	0.81 #	35
Mid Cap Value Portfolio Class 3
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	(0.07)	14.41	22.56		123,827	1.30		0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	(0.05)	14.29	(0.43)		162,469	1.27		0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61		163,073	1.24		0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71		133,694	1.18		0.60	68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83		114,177	1.16		0.34	95
09/30/15@	20.34	0.07	(2.16)	(2.09)	—	—	—	18.25	(10.28)		64,785	1.15	#	0.65 #	35
Small Cap Portfolio Class 1
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	10.25	25.61		3,055	1.03		0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	10.18	(0.68	)(2)	6,125	1.05		(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12		27,441	1.05		0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78		95,264	0.99		0.37	41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78		147,337	0.94		0.46	40
09/30/15@	14.28	0.03	(1.56)	(1.53)	—	—	—	12.75	(10.71)		175,573	0.94	#	0.41 #	20
Small Cap Portfolio Class 2
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	10.08	25.53		36,628	1.18		(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	9.99	(0.89	)(2)	29,194	1.20		(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01		25,992	1.20		(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57		27,478	1.15		0.14	41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65		23,823	1.09		0.25	40
09/30/15@	13.97	0.02	(1.52)	(1.50)	—	—	—	12.47	(10.74)		19,139	1.08	#	0.23 #	20
Small Cap Portfolio Class 3
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	9.98	25.38		165,340	1.28		(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	9.88	(1.00	)(2)	95,460	1.29		(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92		93,909	1.30		(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41		96,671	1.25		0.04	41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60		85,401	1.19		0.15	40
09/30/15@	13.78	0.01	(1.50)	(1.49)	—	—	—	12.29	(10.81)		51,523	1.18	#	0.10 #	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
Mid Cap Value Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%
Mid Cap Value Class 2	0.01	0.01	0.00	0.00	0.00	0.01
Mid Cap Value Class 3	0.01	0.00	0.00	0.00	0.00	0.01
Small Cap Portfolio Class 1	0.01	0.00	0.00	0.00	0.00	0.01
Small Cap Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.01
Small Cap Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.01

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/11	$7.40	$0.11	$0.70	$0.81	$(0.12)	$—	$(0.12)	$8.09	11.10%	$4,734	1.11	%(1)	1.43	%(1)	81%
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
09/30/15@	8.81	0.10	(1.01)	(0.91)	—	—	—	7.90	(10.33)	436,361	0.93	#(1)(2)	2.21	#(1)(2)	15
International Equity Portfolio Class 2
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
09/30/15@	8.82	0.09	(1.00)	(0.91)	—	—	—	7.91	(10.32)	24,268	1.08	#(1)(2)	2.08	#(1)(2)	15
International Equity Portfolio Class 3
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
09/30/15@	8.79	0.09	(1.00)	(0.91)	—	—	—	7.88	(10.35)	233,171	1.18	#(1)(2)	1.97	#(1)(2)	15
Diversified Fixed Income Portfolio Class 1
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
09/30/15@	11.92	0.11	(0.24)	(0.13)	—	—	—	11.79	(1.09)	720,047	0.68	#	1.96	#	16
Diversified Fixed Income Portfolio Class 2
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
09/30/15@	11.90	0.11	(0.25)	(0.14)	—	—	—	11.76	(1.18)	35,075	0.83	#	1.80	#	16
Diversified Fixed Income Portfolio Class 3
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
09/30/15@	11.85	0.10	(0.25)	(0.15)	—	—	—	11.70	(1.27)	461,167	0.93	#	1.70	#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
International Equity Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.01	0.01	0.01	0.00
International Equity Portfolio Class 3	0.00	0.00	0.01	0.01	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
International Equity Portfolio Class 1	—%	—%	—%	—%	0.01%	0.04%
International Equity Portfolio Class 2	—	—	—	—	0.01	0.04
International Equity Portfolio Class 3	—	—	—	—	0.01	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(1)	0.38	%(1)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
09/30/15#	9.94	0.11	(0.28)	(0.17)	—	—	—	9.77	(1.71)	165,300	0.63	(1)	2.18	(1)	19
Real Return Portfolio Class 3
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
09/30/15#	9.88	0.10	(0.27)	(0.17)	—	—	—	9.71	(1.72)	446,936	0.88	(1)	1.98	(1)	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Unaudited

  @  Commencement of operations.

  (1)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Columbia Focused Growth Portfolio## Class 1
03/31/11	$8.24	$(0.01)	$2.39 (1)	$2.38	$—	$—	$—	$10.62	28.88%	$3,028	1.14%		(0.06)%		210%
03/31/12	10.62	(0.02)	(0.15)	(0.17)	(0.01)	(0.44)	(0.45)	10.00	(1.06)	6,514	1.12		(0.19)		143
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	(0.05)	10.27	3.19	44,125	1.11		0.13		157
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
09/30/2015@	10.75	(0.02)	(0.88)	(0.90)	—	—	—	9.85	(8.37)	115,242	0.96	#(3)	(0.47	)#(3)	131
SA Columbia Focused Growth Portfolio## Class 2
03/31/11	8.12	(0.01)	2.33 (1)	2.32	—	—	—	10.44	28.57	63,685	1.28		(0.12)		210
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	(0.45)	9.81	(1.21)	47,737	1.26		(0.32)		143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
09/30/2015@	10.43	(0.03)	(0.85)	(0.88)	—	—	—	9.55	(8.44)	28,525	1.12	#(3)	(0.62	)#(3)	131
SA Columbia Focused Growth Portfolio## Class 3
03/31/11	8.05	(0.02)	2.32 (1)	2.30	—	—	—	10.35	28.57	101,121	1.38		(0.22)		210
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	(0.45)	9.71	(1.34)	98,806	1.37		(0.41)		143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
09/30/2015@	10.24	(0.04)	(0.83)	(0.87)	—	—	—	9.37	(8.50)	40,655	1.21	#(3)	(0.72	)#(3)	131

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  ##  See Note 1

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#@
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00	0.00
SA Columbia Focused Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00	0.00

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/15#@
SA Columbia Focused Growth Portfolio Class 1	0.11%
SA Columbia Focused Growth Portfolio Class 2	0.10
SA Columbia Focused Growth Portfolio Class 3	0.11

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Columbia Focused Value Portfolio## Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(3)	1.14	(3)	28
09/30/2015#	18.01	0.10	(1.96)	(1.86)	—	—	—	16.15	(10.33)	256,006	0.90	(1)(3)	1.09	(1)(3)	95
SA Columbia Focused Value Portfolio## Class 2
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(3)	0.97	(3)	28
09/30/2015#	17.99	0.08	(1.96)	(1.88)	—	—	—	16.11	(10.45)	14,184	1.05	(1)(3)	0.94	(1)(3)	95
SA Columbia Focused Value Portfolio## Class 3
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(3)	0.86	(3)	28
09/30/2015#	17.95	0.08	(1.96)	(1.88)	—	—	—	16.07	(10.47)	29,372	1.15	(1)(3)	0.84	(1)(3)	95

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Unaudited

  ##  See Note 1

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#(1)
SA Columbia Focused Value Portfolio Class 1	—%	0.00%	0.01%	0.01%	0.00%	0.01%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.01	0.01	0.00	0.01
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.01	0.01	0.00	0.01

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15	09/30/15#(1)
SA Columbia Focused Value Portfolio Class 1	—%	—%	—%	0.03%	0.05%	0.14%
SA Columbia Focused Value Portfolio Class 2	—	—	—	0.02	0.05	0.14
SA Columbia Focused Value Portfolio Class 3	—	—	—	0.02	0.05	0.14

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/11	$8.86	$0.07	$1.25	$1.32	$(0.10)	$—	$(0.10)	$10.08	14.94%	$137,529	0.17%		0.77%		23%
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
09/30/15@	13.31	(0.01)	(1.01)	(1.02)	—	—	—	12.29	(7.66)	95,746	0.17	#(2)	(0.17	)#(2)	14
Allocation Moderate Growth Portfolio Class 3
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
09/30/15@	13.78	(0.01)	(0.90)	(0.91)	—	—	—	12.87	(6.60)	539,697	0.12	#(2)	(0.12	)#(2)	11
Allocation Moderate Portfolio Class 3
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
09/30/15@	13.01	(0.01)	(0.74)	(0.75)	—	—	—	12.26	(5.76)	335,463	0.13	#(2)	(0.13	)#(2)	12
Allocation Balanced Portfolio Class 3
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
09/30/15@	12.44	(0.01)	(0.55)	(0.56)	—	—	—	11.88	(4.50)	265,882	0.13	#(2)	(0.13	)#(2)	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/15#@
Allocation Growth Portfolio Class 3	0.00%
Allocation Moderate Growth Portfolio Class 3	0.00
Allocation Moderate Portfolio Class 3	0.00
Allocation Balanced Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
Supplement dated October 20, 2015 to the Prospectus dated
July 29, 2015, as supplemented and amended to date

Large Cap Value Portfolio
(the "Portfolio")

On October 13, 2015, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust") approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC ("SunAmerica") and American Century Investment Management Inc. ("American Century") with respect to the Portfolio. The Board also terminated the current Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the Portfolio. American Century will replace T. Rowe Price as a subadviser to a portion of the Portfolio effective October 26, 2015. SunAmerica will send a notice to shareholders of record as of October 26, 2015 that will explain how to access an Information Statement, which will include more information about American Century and the new Subadvisory Agreement.

On October 26, 2015, the following changes to the Prospectus will become effective:

Change in Subadviser and Portfolio Managers

The first paragraph and the table under the section entitled "Portfolio Summary: Large Cap Value Portfolio — Investment Adviser" are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SAAMCo. The Portfolio is subadvised by American Century Investment Management Inc. ("American Century") and Wellington Management Company LLP ("Wellington Management"). SAAMCo directly manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
American Century
Brendan Healy, CFA	2015	Vice President and Portfolio Manager
Matt Titus, CFA	2015	Vice President and Portfolio Manager
Wellington Management
Ian R. Link, CFA	2008	Senior Managing Director and Equity Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement dated October 20, 2015 to the Prospectus dated
July 29, 2015, as supplemented and amended to date

In the section entitled "Management — Information about the Subadvisers," under the subheading T. Rowe Price Associates Inc., all reference to the Portfolio is deleted in its entirety. In addition, the following subsection is added after the third paragraph:

American Century Investment Management, Inc. ("American Century") has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. American Century is wholly-owned by American Century Companies, Inc. ("ACC"). The Stowers Institute for Medical Research ("SIMR") controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. As of September 30, 2015, American Century had approximately $141.5 billion in total assets under management.

A portion of the Large Cap Value Portfolio is managed by Brendan Healy and Matt Titus. Mr. Healy, Vice President and Portfolio Manager, joined American Century in 2000 and became a portfolio manager in 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas — Austin. He is a CFA charterholder. Mr. Titus, Vice President and Portfolio Manager, joined American Century as an equity analyst in 2004 and became a portfolio manager in 2010. He has a bachelor's degree in accounting and economics from Luther College and an MBA from Ohio State University. He is a CFA charterholder.

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY CONTRACTS
September 30, 2015 (unaudited)

At an in-person meeting held on May 27, 2015 (the "Meeting"), the Board, including a majority of the Trustees who are not "interested persons" of the Trust, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), approved (1) a change in the name of the "Focus Growth Portfolio" and "Focus Value Portfolio" to the "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio," respectively (each a "Portfolio," and collectively, the "Portfolios"); (2) a new subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and Columbia Management Investment Advisers, LLC ("Columbia" or the "Subadviser") with respect to each Portfolio; (3) the termination of each of the subadvisory agreements between SAAMCo and Janus Capital Management, LLC ("Janus") and SAAMCo and Marsico Capital Management, LLC ("Marsico") with respect to the SA Columbia Focused Growth Portfolio; and (4) the termination of each of the subadvisory agreements between SAAMCo and J.P. Morgan Investment Management, Inc. ("JPMorgan") and SAAMCo and Northern Trust Investments, Inc. ("Northern Trust" and collectively with Janus, Marsico and JPMorgan, the "Previous Subadvisers") with respect to the SA Columbia Focused Value Portfolio. As a result, effective July 29, 2015, Columbia assumed portfolio management responsibilities for each Portfolio.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SAAMCo and Columbia provided, materials relating to the Board's consideration of whether to approve the Subadvisory Agreement. The Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives of Columbia who responded to questions posed by the Board and management. The Disinterested Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board, including the Disinterested Trustees, also considered the following information:

Nature, Extent and Quality of Services Provided by Columbia. The Board, including the Disinterested Trustees, considered the nature, extent and quality of services expected to be provided by Columbia with respect to each Portfolio, including investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by each Portfolio, subject to the oversight and review of SAAMCo. In addition, the Board reviewed Columbia's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing portfolio management services to the Portfolios. The Board concluded, based on the materials provided, discussions with Columbia representatives, and diligence conducted by management, that: (i) Columbia would be able to retain high quality portfolio managers and other investment personnel; (ii) Columbia would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) Columbia would be responsive to requests of the Board and of SAAMCo. The Board also considered that Columbia has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of each Portfolio. The Board further considered SAAMCo's assessment of Columbia's code of ethics, compliance and regulatory history and risk management processes. The Board also reviewed and considered Columbia's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolios. The Board concluded that there was no information provided that would potentially have a material adverse effect on Columbia's ability to serve as a subadviser to the Portfolios.

The Board concluded that the nature and extent of services expected to be provided by Columbia under the Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

Consideration of the Subadvisory Fee and the Cost of the Services to be Provided by Columbia. The Board, including the Disinterested Trustees, also received and reviewed information regarding the fees to be paid by SAAMCo to Columbia pursuant to the Subadvisory Agreement. The Board noted that the subadvisory fee to be paid by SAAMCo to Columbia pursuant to the Subadvisory Agreement would be lower than the aggregate subadvisory fees that were paid to the Previous Subadvisers pursuant to each respective subadvisory agreement between SAAMCo and each subadviser with respect to each Portfolio.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY CONTRACTS — (unaudited) (continued)

To assist in analyzing the reasonableness of the management fee for the Portfolios, the Board received reports independently prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, which contained comparative fee and expense information with respect to each Portfolio (which is based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the management fee to be paid by the Portfolios to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) total operating expenses. In considering the Portfolios' projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements contractually agreed upon by SAAMCo with respect to the Portfolios. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements anticipated to be made by SAAMCo with respect to the Portfolio are only reflected in the total expenses category of the Lipper report, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper report. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of each Portfolio and compared each Portfolio's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolio. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper, as a whole, was useful in assessing whether SAAMCo would be providing services at a cost that was competitive with other, similar funds. The Board took into account management's discussion of the Portfolios' proposed fees and anticipated expenses.

The Board also received and reviewed information regarding the subadvisory fee to be paid by SAAMCo to Columbia pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Portfolio's Peer Group and Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that the Peer Group and Peer Universe information, as a whole, was useful in assessing whether Columbia was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee was paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a peer group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further noted that, at current asset levels, the subadvisory fee to be paid by SAAMCo to Columbia pursuant to the Subadvisory Agreement would be lower than the aggregate subadvisory fee paid to the Previous Subadvisers pursuant to the current subadvisory agreements between SAAMCo and the Previous Subadvisers with respect to each Portfolio. The Board also considered the amount of the subadvisory fees to be paid out by SAAMCo and the amount of the advisory fee that it would retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and Columbia, respectively.

The Board also considered fees received by Columbia with respect to other mutual funds and accounts for which it serves as adviser or subadviser that have similar investment strategies to each Portfolio, and reviewed any relevant distinctions or differences with respect to such other mutual Portfolios or accounts.

Investment Performance. The Board, including the Disinterested Trustees, also considered performance data with respect to any other mutual funds or other accounts advised or subadvised by Columbia with similar investment objectives and/or strategies, as applicable. In considering this comparative performance, however, the Board also reviewed any relevant distinctions and differences, and acknowledged that past performance is not necessarily indicative of future results.

Profitability. The Board also considered SAAMCo's profitability and the benefits SAAMCo and its affiliates would receive from its relationship with each Portfolio. The Board was provided with a profitability analysis that detailed the revenues that would be earned and the expenses that would be incurred by SAAMCo and its affiliates that provide services to the Portfolios. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SAAMCo with respect to the Portfolios.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY CONTRACTS — (unaudited) (continued)

The Board also reviewed financial statements and/or other reports from Columbia and considered whether Columbia had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to each Portfolio. The Board concluded that Columbia had the financial resources necessary to perform its obligations under the Subadvisory Agreement and would provide each Portfolio with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board did not review specific information regarding whether there would be economies of scale with respect to Columbia's management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the Advisory Agreement between the Trust and SAAMCo with respect to the Portfolios.

Other Factors. In consideration of the Subadvisory Agreement, the Board also received information regarding Columbia's brokerage practices. The Board considered that SAAMCo and Columbia would be responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates. The Board also considered that Columbia does not have any soft dollar arrangements and does not anticipate entering into any in the foreseeable future.

Conclusion. After a full and complete discussion, the Board approved the Subadvisory Agreement, for an initial term of two years beginning July 29, 2015. Based upon its evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Subadvisory Agreement were fair and reasonable and in the best interests of the Portfolios and their shareholders. In arriving at a decision to approve the Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Trustee may have attributed different weights to different factors. The Disinterested Trustees were also assisted by the advice of independent legal counsel in making this determination.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.12 (11/15)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 8, 2015